UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST
(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804
(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.
Vice President and Assistant Secretary
30 Hudson Street, Jersey City, New Jersey 07302-4804
(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2026

Item 1:	Report(s) to Shareholders.

Class A

LCRAX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,722,806,975
# of Portfolio Holdings	519
Portfolio Turnover Rate	191%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.39%
Corporate Bonds	29.89%
Floating Rate Loans	1.09%
Foreign Government Obligations	1.53%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.21%
Government Sponsored Enterprises Pass-Throughs	22.01%
Non-Agency Commercial Mortgage-Backed Securities	10.21%
U.S. Treasury Obligations	18.04%
Repurchase Agreements	1.56%
Money Market FundsFootnote Reference**	0.06%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-273-A

07/26

Class C

LCRCX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,722,806,975
# of Portfolio Holdings	519
Portfolio Turnover Rate	191%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.39%
Corporate Bonds	29.89%
Floating Rate Loans	1.09%
Foreign Government Obligations	1.53%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.21%
Government Sponsored Enterprises Pass-Throughs	22.01%
Non-Agency Commercial Mortgage-Backed Securities	10.21%
U.S. Treasury Obligations	18.04%
Repurchase Agreements	1.56%
Money Market FundsFootnote Reference**	0.06%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-684-C

07/26

Class F

LCRFX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$22	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,722,806,975
# of Portfolio Holdings	519
Portfolio Turnover Rate	191%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.39%
Corporate Bonds	29.89%
Floating Rate Loans	1.09%
Foreign Government Obligations	1.53%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.21%
Government Sponsored Enterprises Pass-Throughs	22.01%
Non-Agency Commercial Mortgage-Backed Securities	10.21%
U.S. Treasury Obligations	18.04%
Repurchase Agreements	1.56%
Money Market FundsFootnote Reference**	0.06%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1009-F

07/26

Class F3

LCROX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$13	0.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,722,806,975
# of Portfolio Holdings	519
Portfolio Turnover Rate	191%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.39%
Corporate Bonds	29.89%
Floating Rate Loans	1.09%
Foreign Government Obligations	1.53%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.21%
Government Sponsored Enterprises Pass-Throughs	22.01%
Non-Agency Commercial Mortgage-Backed Securities	10.21%
U.S. Treasury Obligations	18.04%
Repurchase Agreements	1.56%
Money Market FundsFootnote Reference**	0.06%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8965-F3

07/26

Class I

LCRYX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,722,806,975
# of Portfolio Holdings	519
Portfolio Turnover Rate	191%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.39%
Corporate Bonds	29.89%
Floating Rate Loans	1.09%
Foreign Government Obligations	1.53%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.21%
Government Sponsored Enterprises Pass-Throughs	22.01%
Non-Agency Commercial Mortgage-Backed Securities	10.21%
U.S. Treasury Obligations	18.04%
Repurchase Agreements	1.56%
Money Market FundsFootnote Reference**	0.06%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-689-I

07/26

Class R2

LCRQX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$47	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,722,806,975
# of Portfolio Holdings	519
Portfolio Turnover Rate	191%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.39%
Corporate Bonds	29.89%
Floating Rate Loans	1.09%
Foreign Government Obligations	1.53%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.21%
Government Sponsored Enterprises Pass-Throughs	22.01%
Non-Agency Commercial Mortgage-Backed Securities	10.21%
U.S. Treasury Obligations	18.04%
Repurchase Agreements	1.56%
Money Market FundsFootnote Reference**	0.06%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1079-R2

07/26

Class R3

LCRRX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$42	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,722,806,975
# of Portfolio Holdings	519
Portfolio Turnover Rate	191%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.39%
Corporate Bonds	29.89%
Floating Rate Loans	1.09%
Foreign Government Obligations	1.53%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.21%
Government Sponsored Enterprises Pass-Throughs	22.01%
Non-Agency Commercial Mortgage-Backed Securities	10.21%
U.S. Treasury Obligations	18.04%
Repurchase Agreements	1.56%
Money Market FundsFootnote Reference**	0.06%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2053-R3

07/26

Class R4

LCRSX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$29	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,722,806,975
# of Portfolio Holdings	519
Portfolio Turnover Rate	191%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.39%
Corporate Bonds	29.89%
Floating Rate Loans	1.09%
Foreign Government Obligations	1.53%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.21%
Government Sponsored Enterprises Pass-Throughs	22.01%
Non-Agency Commercial Mortgage-Backed Securities	10.21%
U.S. Treasury Obligations	18.04%
Repurchase Agreements	1.56%
Money Market FundsFootnote Reference**	0.06%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8705-R4

07/26

Class R5

LCRTX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$17	0.34%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,722,806,975
# of Portfolio Holdings	519
Portfolio Turnover Rate	191%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.39%
Corporate Bonds	29.89%
Floating Rate Loans	1.09%
Foreign Government Obligations	1.53%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.21%
Government Sponsored Enterprises Pass-Throughs	22.01%
Non-Agency Commercial Mortgage-Backed Securities	10.21%
U.S. Treasury Obligations	18.04%
Repurchase Agreements	1.56%
Money Market FundsFootnote Reference**	0.06%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8737-R5

07/26

Class R6

LCRVX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$13	0.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,722,806,975
# of Portfolio Holdings	519
Portfolio Turnover Rate	191%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.39%
Corporate Bonds	29.89%
Floating Rate Loans	1.09%
Foreign Government Obligations	1.53%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.21%
Government Sponsored Enterprises Pass-Throughs	22.01%
Non-Agency Commercial Mortgage-Backed Securities	10.21%
U.S. Treasury Obligations	18.04%
Repurchase Agreements	1.56%
Money Market FundsFootnote Reference**	0.06%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8769-R6

07/26

Class A

LACFX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$719,094,508
# of Portfolio Holdings	86
Portfolio Turnover Rate	77%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	1.24%
Convertible Bonds	84.43%
Convertible Preferred Stocks	13.30%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference**	0.28%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1404-A

07/26

Class C

LACCX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$719,094,508
# of Portfolio Holdings	86
Portfolio Turnover Rate	77%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	1.24%
Convertible Bonds	84.43%
Convertible Preferred Stocks	13.30%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference**	0.28%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1406-C

07/26

Class F

LBFFX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$54	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$719,094,508
# of Portfolio Holdings	86
Portfolio Turnover Rate	77%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	1.24%
Convertible Bonds	84.43%
Convertible Preferred Stocks	13.30%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference**	0.28%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1008-F

07/26

Class F3

LOCFX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$45	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$719,094,508
# of Portfolio Holdings	86
Portfolio Turnover Rate	77%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	1.24%
Convertible Bonds	84.43%
Convertible Preferred Stocks	13.30%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference**	0.28%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8964-F3

07/26

Class I

LCFYX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$719,094,508
# of Portfolio Holdings	86
Portfolio Turnover Rate	77%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	1.24%
Convertible Bonds	84.43%
Convertible Preferred Stocks	13.30%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference**	0.28%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1408-I

07/26

Class P

LCFPX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$74	1.34%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$719,094,508
# of Portfolio Holdings	86
Portfolio Turnover Rate	77%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	1.24%
Convertible Bonds	84.43%
Convertible Preferred Stocks	13.30%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference**	0.28%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1407-P

07/26

Class R2

LBCQX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$82	1.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$719,094,508
# of Portfolio Holdings	86
Portfolio Turnover Rate	77%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	1.24%
Convertible Bonds	84.43%
Convertible Preferred Stocks	13.30%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference**	0.28%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1046-R2

07/26

Class R3

LCFRX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$76	1.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$719,094,508
# of Portfolio Holdings	86
Portfolio Turnover Rate	77%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	1.24%
Convertible Bonds	84.43%
Convertible Preferred Stocks	13.30%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference**	0.28%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2052-R3

07/26

Class R4

LCFSX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$63	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$719,094,508
# of Portfolio Holdings	86
Portfolio Turnover Rate	77%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	1.24%
Convertible Bonds	84.43%
Convertible Preferred Stocks	13.30%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference**	0.28%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8704-R4

07/26

Class R5

LCFTX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$49	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$719,094,508
# of Portfolio Holdings	86
Portfolio Turnover Rate	77%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	1.24%
Convertible Bonds	84.43%
Convertible Preferred Stocks	13.30%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference**	0.28%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8736-R5

07/26

Class R6

LCFVX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$719,094,508
# of Portfolio Holdings	86
Portfolio Turnover Rate	77%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	1.24%
Convertible Bonds	84.43%
Convertible Preferred Stocks	13.30%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference**	0.28%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8768-R6

07/26

Class A

LAPLX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$5,130,978,569
# of Portfolio Holdings	671
Portfolio Turnover Rate	199%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.99%
Common Stocks	0.01%
Corporate Bonds	35.96%
Floating Rate Loans	1.45%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.18%
Government Sponsored Enterprises Pass-Throughs	19.53%
Non-Agency Commercial Mortgage-Backed Securities	7.85%
U.S. Treasury Obligations	20.27%
Repurchase Agreements	2.31%
Money Market FundsFootnote Reference**	0.43%
Time DepositsFootnote Reference**	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8796-A

07/26

Class C

LAPCX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$65	1.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$5,130,978,569
# of Portfolio Holdings	671
Portfolio Turnover Rate	199%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.99%
Common Stocks	0.01%
Corporate Bonds	35.96%
Floating Rate Loans	1.45%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.18%
Government Sponsored Enterprises Pass-Throughs	19.53%
Non-Agency Commercial Mortgage-Backed Securities	7.85%
U.S. Treasury Obligations	20.27%
Repurchase Agreements	2.31%
Money Market FundsFootnote Reference**	0.43%
Time DepositsFootnote Reference**	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8797-C

07/26

Class F

LPLFX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$26	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$5,130,978,569
# of Portfolio Holdings	671
Portfolio Turnover Rate	199%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.99%
Common Stocks	0.01%
Corporate Bonds	35.96%
Floating Rate Loans	1.45%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.18%
Government Sponsored Enterprises Pass-Throughs	19.53%
Non-Agency Commercial Mortgage-Backed Securities	7.85%
U.S. Treasury Obligations	20.27%
Repurchase Agreements	2.31%
Money Market FundsFootnote Reference**	0.43%
Time DepositsFootnote Reference**	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8798-F

07/26

Class F3

LOPLX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$17	0.34%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$5,130,978,569
# of Portfolio Holdings	671
Portfolio Turnover Rate	199%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.99%
Common Stocks	0.01%
Corporate Bonds	35.96%
Floating Rate Loans	1.45%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.18%
Government Sponsored Enterprises Pass-Throughs	19.53%
Non-Agency Commercial Mortgage-Backed Securities	7.85%
U.S. Treasury Obligations	20.27%
Repurchase Agreements	2.31%
Money Market FundsFootnote Reference**	0.43%
Time DepositsFootnote Reference**	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8966-F3

07/26

Class I

LAPIX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$5,130,978,569
# of Portfolio Holdings	671
Portfolio Turnover Rate	199%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.99%
Common Stocks	0.01%
Corporate Bonds	35.96%
Floating Rate Loans	1.45%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.18%
Government Sponsored Enterprises Pass-Throughs	19.53%
Non-Agency Commercial Mortgage-Backed Securities	7.85%
U.S. Treasury Obligations	20.27%
Repurchase Agreements	2.31%
Money Market FundsFootnote Reference**	0.43%
Time DepositsFootnote Reference**	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8799-I

07/26

Class R3

LAPQX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$46	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$5,130,978,569
# of Portfolio Holdings	671
Portfolio Turnover Rate	199%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.99%
Common Stocks	0.01%
Corporate Bonds	35.96%
Floating Rate Loans	1.45%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.18%
Government Sponsored Enterprises Pass-Throughs	19.53%
Non-Agency Commercial Mortgage-Backed Securities	7.85%
U.S. Treasury Obligations	20.27%
Repurchase Agreements	2.31%
Money Market FundsFootnote Reference**	0.43%
Time DepositsFootnote Reference**	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8801-R3

07/26

Class R4

LAPUX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$33	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$5,130,978,569
# of Portfolio Holdings	671
Portfolio Turnover Rate	199%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.99%
Common Stocks	0.01%
Corporate Bonds	35.96%
Floating Rate Loans	1.45%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.18%
Government Sponsored Enterprises Pass-Throughs	19.53%
Non-Agency Commercial Mortgage-Backed Securities	7.85%
U.S. Treasury Obligations	20.27%
Repurchase Agreements	2.31%
Money Market FundsFootnote Reference**	0.43%
Time DepositsFootnote Reference**	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8802-R4

07/26

Class R5

LAPVX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$20	0.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$5,130,978,569
# of Portfolio Holdings	671
Portfolio Turnover Rate	199%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.99%
Common Stocks	0.01%
Corporate Bonds	35.96%
Floating Rate Loans	1.45%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.18%
Government Sponsored Enterprises Pass-Throughs	19.53%
Non-Agency Commercial Mortgage-Backed Securities	7.85%
U.S. Treasury Obligations	20.27%
Repurchase Agreements	2.31%
Money Market FundsFootnote Reference**	0.43%
Time DepositsFootnote Reference**	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8803-R5

07/26

Class R6

LAPWX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$17	0.34%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$5,130,978,569
# of Portfolio Holdings	671
Portfolio Turnover Rate	199%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	9.99%
Common Stocks	0.01%
Corporate Bonds	35.96%
Floating Rate Loans	1.45%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.18%
Government Sponsored Enterprises Pass-Throughs	19.53%
Non-Agency Commercial Mortgage-Backed Securities	7.85%
U.S. Treasury Obligations	20.27%
Repurchase Agreements	2.31%
Money Market FundsFootnote Reference**	0.43%
Time DepositsFootnote Reference**	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8804-R6

07/26

Class A

LFRAX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,347,032,460
# of Portfolio Holdings	429
Portfolio Turnover Rate	41%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.59%
Common Stocks	0.47%
Corporate Bonds	9.49%
Exchange-Traded Funds	1.76%
Floating Rate Loans	81.70%
Preferred Stocks	0.40%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	4.31%
Money Market FundsFootnote Reference†	1.15%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2081-A

07/26

Class C

LARCX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,347,032,460
# of Portfolio Holdings	429
Portfolio Turnover Rate	41%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.59%
Common Stocks	0.47%
Corporate Bonds	9.49%
Exchange-Traded Funds	1.76%
Floating Rate Loans	81.70%
Preferred Stocks	0.40%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	4.31%
Money Market FundsFootnote Reference†	1.15%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2083-C

07/26

Class F

LFRFX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$36	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,347,032,460
# of Portfolio Holdings	429
Portfolio Turnover Rate	41%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.59%
Common Stocks	0.47%
Corporate Bonds	9.49%
Exchange-Traded Funds	1.76%
Floating Rate Loans	81.70%
Preferred Stocks	0.40%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	4.31%
Money Market FundsFootnote Reference†	1.15%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2085-F

07/26

Class F3

LFROX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$27	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,347,032,460
# of Portfolio Holdings	429
Portfolio Turnover Rate	41%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.59%
Common Stocks	0.47%
Corporate Bonds	9.49%
Exchange-Traded Funds	1.76%
Floating Rate Loans	81.70%
Preferred Stocks	0.40%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	4.31%
Money Market FundsFootnote Reference†	1.15%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8969-F3

07/26

Class I

LFRIX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,347,032,460
# of Portfolio Holdings	429
Portfolio Turnover Rate	41%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.59%
Common Stocks	0.47%
Corporate Bonds	9.49%
Exchange-Traded Funds	1.76%
Floating Rate Loans	81.70%
Preferred Stocks	0.40%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	4.31%
Money Market FundsFootnote Reference†	1.15%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2084-I

07/26

Class R2

LFRRX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$61	1.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,347,032,460
# of Portfolio Holdings	429
Portfolio Turnover Rate	41%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.59%
Common Stocks	0.47%
Corporate Bonds	9.49%
Exchange-Traded Funds	1.76%
Floating Rate Loans	81.70%
Preferred Stocks	0.40%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	4.31%
Money Market FundsFootnote Reference†	1.15%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2086-R2

07/26

Class R3

LRRRX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$56	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,347,032,460
# of Portfolio Holdings	429
Portfolio Turnover Rate	41%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.59%
Common Stocks	0.47%
Corporate Bonds	9.49%
Exchange-Traded Funds	1.76%
Floating Rate Loans	81.70%
Preferred Stocks	0.40%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	4.31%
Money Market FundsFootnote Reference†	1.15%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2087-R3

07/26

Class R4

LRRKX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$43	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,347,032,460
# of Portfolio Holdings	429
Portfolio Turnover Rate	41%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.59%
Common Stocks	0.47%
Corporate Bonds	9.49%
Exchange-Traded Funds	1.76%
Floating Rate Loans	81.70%
Preferred Stocks	0.40%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	4.31%
Money Market FundsFootnote Reference†	1.15%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8724-R4

07/26

Class R5

LRRTX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,347,032,460
# of Portfolio Holdings	429
Portfolio Turnover Rate	41%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.59%
Common Stocks	0.47%
Corporate Bonds	9.49%
Exchange-Traded Funds	1.76%
Floating Rate Loans	81.70%
Preferred Stocks	0.40%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	4.31%
Money Market FundsFootnote Reference†	1.15%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8756-R5

07/26

Class R6

LRRVX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$4,347,032,460
# of Portfolio Holdings	429
Portfolio Turnover Rate	41%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.59%
Common Stocks	0.47%
Corporate Bonds	9.49%
Exchange-Traded Funds	1.76%
Floating Rate Loans	81.70%
Preferred Stocks	0.40%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	4.31%
Money Market FundsFootnote Reference†	1.15%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8788-R6

07/26

Class A

LHYAX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$3,269,060,300
# of Portfolio Holdings	691
Portfolio Turnover Rate	41%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.66%
Convertible Bonds	2.01%
Corporate Bonds	87.60%
Floating Rate Loans	4.65%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.16%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference†	3.27%
Time DepositsFootnote Reference†	0.36%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-266-A

07/26

Class C

LHYCX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$3,269,060,300
# of Portfolio Holdings	691
Portfolio Turnover Rate	41%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.66%
Convertible Bonds	2.01%
Corporate Bonds	87.60%
Floating Rate Loans	4.65%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.16%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference†	3.27%
Time DepositsFootnote Reference†	0.36%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-681-C

07/26

Class F

LHYFX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$3,269,060,300
# of Portfolio Holdings	691
Portfolio Turnover Rate	41%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.66%
Convertible Bonds	2.01%
Corporate Bonds	87.60%
Floating Rate Loans	4.65%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.16%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference†	3.27%
Time DepositsFootnote Reference†	0.36%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1010-F

07/26

Class F3

LHYOX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$3,269,060,300
# of Portfolio Holdings	691
Portfolio Turnover Rate	41%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.66%
Convertible Bonds	2.01%
Corporate Bonds	87.60%
Floating Rate Loans	4.65%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.16%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference†	3.27%
Time DepositsFootnote Reference†	0.36%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8972-F3

07/26

Class I

LAHYX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$3,269,060,300
# of Portfolio Holdings	691
Portfolio Turnover Rate	41%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.66%
Convertible Bonds	2.01%
Corporate Bonds	87.60%
Floating Rate Loans	4.65%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.16%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference†	3.27%
Time DepositsFootnote Reference†	0.36%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-694-I

07/26

Class R2

LHYQX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$66	1.31%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$3,269,060,300
# of Portfolio Holdings	691
Portfolio Turnover Rate	41%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.66%
Convertible Bonds	2.01%
Corporate Bonds	87.60%
Floating Rate Loans	4.65%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.16%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference†	3.27%
Time DepositsFootnote Reference†	0.36%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1080-R2

07/26

Class R3

LHYRX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$61	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$3,269,060,300
# of Portfolio Holdings	691
Portfolio Turnover Rate	41%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.66%
Convertible Bonds	2.01%
Corporate Bonds	87.60%
Floating Rate Loans	4.65%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.16%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference†	3.27%
Time DepositsFootnote Reference†	0.36%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2054-R3

07/26

Class R4

LHYSX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$48	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$3,269,060,300
# of Portfolio Holdings	691
Portfolio Turnover Rate	41%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.66%
Convertible Bonds	2.01%
Corporate Bonds	87.60%
Floating Rate Loans	4.65%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.16%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference†	3.27%
Time DepositsFootnote Reference†	0.36%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8706-R4

07/26

Class R5

LHYTX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$3,269,060,300
# of Portfolio Holdings	691
Portfolio Turnover Rate	41%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.66%
Convertible Bonds	2.01%
Corporate Bonds	87.60%
Floating Rate Loans	4.65%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.16%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference†	3.27%
Time DepositsFootnote Reference†	0.36%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8738-R5

07/26

Class R6

LHYVX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$3,269,060,300
# of Portfolio Holdings	691
Portfolio Turnover Rate	41%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.66%
Convertible Bonds	2.01%
Corporate Bonds	87.60%
Floating Rate Loans	4.65%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.16%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	1.00%
Money Market FundsFootnote Reference†	3.27%
Time DepositsFootnote Reference†	0.36%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8770-R6

07/26

Class A

LAGVX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$6,453,462,836
# of Portfolio Holdings	498
Portfolio Turnover Rate	74%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	8.17%
Convertible Bonds	0.17%
Corporate Bonds	65.59%
Floating Rate Loans	14.06%
Foreign Government Obligations	1.35%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.69%
Non-Agency Commercial Mortgage-Backed Securities	1.45%
U.S. Treasury Obligations	4.18%
Repurchase Agreements	0.96%
Money Market FundsFootnote Reference†	0.34%
Time DepositsFootnote Reference†	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-12-A

07/26

Class C

LAUSX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$67	1.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$6,453,462,836
# of Portfolio Holdings	498
Portfolio Turnover Rate	74%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	8.17%
Convertible Bonds	0.17%
Corporate Bonds	65.59%
Floating Rate Loans	14.06%
Foreign Government Obligations	1.35%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.69%
Non-Agency Commercial Mortgage-Backed Securities	1.45%
U.S. Treasury Obligations	4.18%
Repurchase Agreements	0.96%
Money Market FundsFootnote Reference†	0.34%
Time DepositsFootnote Reference†	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-665-C

07/26

Class F

LAUFX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$30	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$6,453,462,836
# of Portfolio Holdings	498
Portfolio Turnover Rate	74%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	8.17%
Convertible Bonds	0.17%
Corporate Bonds	65.59%
Floating Rate Loans	14.06%
Foreign Government Obligations	1.35%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.69%
Non-Agency Commercial Mortgage-Backed Securities	1.45%
U.S. Treasury Obligations	4.18%
Repurchase Agreements	0.96%
Money Market FundsFootnote Reference†	0.34%
Time DepositsFootnote Reference†	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1013-F

07/26

Class F3

LOGVX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$22	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$6,453,462,836
# of Portfolio Holdings	498
Portfolio Turnover Rate	74%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	8.17%
Convertible Bonds	0.17%
Corporate Bonds	65.59%
Floating Rate Loans	14.06%
Foreign Government Obligations	1.35%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.69%
Non-Agency Commercial Mortgage-Backed Securities	1.45%
U.S. Treasury Obligations	4.18%
Repurchase Agreements	0.96%
Money Market FundsFootnote Reference†	0.34%
Time DepositsFootnote Reference†	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8973-F3

07/26

Class I

LAUYX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$6,453,462,836
# of Portfolio Holdings	498
Portfolio Turnover Rate	74%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	8.17%
Convertible Bonds	0.17%
Corporate Bonds	65.59%
Floating Rate Loans	14.06%
Foreign Government Obligations	1.35%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.69%
Non-Agency Commercial Mortgage-Backed Securities	1.45%
U.S. Treasury Obligations	4.18%
Repurchase Agreements	0.96%
Money Market FundsFootnote Reference†	0.34%
Time DepositsFootnote Reference†	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1427-I

07/26

Class R2

LAUQX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$55	1.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$6,453,462,836
# of Portfolio Holdings	498
Portfolio Turnover Rate	74%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	8.17%
Convertible Bonds	0.17%
Corporate Bonds	65.59%
Floating Rate Loans	14.06%
Foreign Government Obligations	1.35%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.69%
Non-Agency Commercial Mortgage-Backed Securities	1.45%
U.S. Treasury Obligations	4.18%
Repurchase Agreements	0.96%
Money Market FundsFootnote Reference†	0.34%
Time DepositsFootnote Reference†	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1083-R2

07/26

Class R3

LAURX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$50	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$6,453,462,836
# of Portfolio Holdings	498
Portfolio Turnover Rate	74%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	8.17%
Convertible Bonds	0.17%
Corporate Bonds	65.59%
Floating Rate Loans	14.06%
Foreign Government Obligations	1.35%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.69%
Non-Agency Commercial Mortgage-Backed Securities	1.45%
U.S. Treasury Obligations	4.18%
Repurchase Agreements	0.96%
Money Market FundsFootnote Reference†	0.34%
Time DepositsFootnote Reference†	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2057-R3

07/26

Class R4

LAUKX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$37	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$6,453,462,836
# of Portfolio Holdings	498
Portfolio Turnover Rate	74%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	8.17%
Convertible Bonds	0.17%
Corporate Bonds	65.59%
Floating Rate Loans	14.06%
Foreign Government Obligations	1.35%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.69%
Non-Agency Commercial Mortgage-Backed Securities	1.45%
U.S. Treasury Obligations	4.18%
Repurchase Agreements	0.96%
Money Market FundsFootnote Reference†	0.34%
Time DepositsFootnote Reference†	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8709-R4

07/26

Class R5

LAUTX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$25	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$6,453,462,836
# of Portfolio Holdings	498
Portfolio Turnover Rate	74%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	8.17%
Convertible Bonds	0.17%
Corporate Bonds	65.59%
Floating Rate Loans	14.06%
Foreign Government Obligations	1.35%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.69%
Non-Agency Commercial Mortgage-Backed Securities	1.45%
U.S. Treasury Obligations	4.18%
Repurchase Agreements	0.96%
Money Market FundsFootnote Reference†	0.34%
Time DepositsFootnote Reference†	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8741-R5

07/26

Class R6

LAUVX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$6,453,462,836
# of Portfolio Holdings	498
Portfolio Turnover Rate	74%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	8.17%
Convertible Bonds	0.17%
Corporate Bonds	65.59%
Floating Rate Loans	14.06%
Foreign Government Obligations	1.35%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	3.69%
Non-Agency Commercial Mortgage-Backed Securities	1.45%
U.S. Treasury Obligations	4.18%
Repurchase Agreements	0.96%
Money Market FundsFootnote Reference†	0.34%
Time DepositsFootnote Reference†	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8773-R6

07/26

Class A

LIFAX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$873,154,273
# of Portfolio Holdings	751
Portfolio Turnover Rate	87%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	17.83%
Commercial Paper	1.46%
Convertible Bonds	0.04%
Corporate Bonds	46.48%
Floating Rate Loans	2.75%
Foreign Government Obligations	1.59%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.15%
Non-Agency Commercial Mortgage-Backed Securities	6.37%
U.S. Treasury Obligations	17.73%
Repurchase Agreements	0.60%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3329-A

07/26

Class C

LIFCX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$67	1.33%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$873,154,273
# of Portfolio Holdings	751
Portfolio Turnover Rate	87%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	17.83%
Commercial Paper	1.46%
Convertible Bonds	0.04%
Corporate Bonds	46.48%
Floating Rate Loans	2.75%
Foreign Government Obligations	1.59%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.15%
Non-Agency Commercial Mortgage-Backed Securities	6.37%
U.S. Treasury Obligations	17.73%
Repurchase Agreements	0.60%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3330-C

07/26

Class F

LIFFX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$31	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$873,154,273
# of Portfolio Holdings	751
Portfolio Turnover Rate	87%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	17.83%
Commercial Paper	1.46%
Convertible Bonds	0.04%
Corporate Bonds	46.48%
Floating Rate Loans	2.75%
Foreign Government Obligations	1.59%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.15%
Non-Agency Commercial Mortgage-Backed Securities	6.37%
U.S. Treasury Obligations	17.73%
Repurchase Agreements	0.60%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3331-F

07/26

Class F3

LIFOX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$873,154,273
# of Portfolio Holdings	751
Portfolio Turnover Rate	87%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	17.83%
Commercial Paper	1.46%
Convertible Bonds	0.04%
Corporate Bonds	46.48%
Floating Rate Loans	2.75%
Foreign Government Obligations	1.59%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.15%
Non-Agency Commercial Mortgage-Backed Securities	6.37%
U.S. Treasury Obligations	17.73%
Repurchase Agreements	0.60%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8974-F3

07/26

Class I

LIFIX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$873,154,273
# of Portfolio Holdings	751
Portfolio Turnover Rate	87%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	17.83%
Commercial Paper	1.46%
Convertible Bonds	0.04%
Corporate Bonds	46.48%
Floating Rate Loans	2.75%
Foreign Government Obligations	1.59%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.15%
Non-Agency Commercial Mortgage-Backed Securities	6.37%
U.S. Treasury Obligations	17.73%
Repurchase Agreements	0.60%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3332-I

07/26

Class R2

LIFQX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$56	1.12%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$873,154,273
# of Portfolio Holdings	751
Portfolio Turnover Rate	87%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	17.83%
Commercial Paper	1.46%
Convertible Bonds	0.04%
Corporate Bonds	46.48%
Floating Rate Loans	2.75%
Foreign Government Obligations	1.59%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.15%
Non-Agency Commercial Mortgage-Backed Securities	6.37%
U.S. Treasury Obligations	17.73%
Repurchase Agreements	0.60%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3333-R2

07/26

Class R3

LIFRX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$52	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$873,154,273
# of Portfolio Holdings	751
Portfolio Turnover Rate	87%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	17.83%
Commercial Paper	1.46%
Convertible Bonds	0.04%
Corporate Bonds	46.48%
Floating Rate Loans	2.75%
Foreign Government Obligations	1.59%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.15%
Non-Agency Commercial Mortgage-Backed Securities	6.37%
U.S. Treasury Obligations	17.73%
Repurchase Agreements	0.60%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3334-R3

07/26

Class R4

LIFKX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$39	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$873,154,273
# of Portfolio Holdings	751
Portfolio Turnover Rate	87%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	17.83%
Commercial Paper	1.46%
Convertible Bonds	0.04%
Corporate Bonds	46.48%
Floating Rate Loans	2.75%
Foreign Government Obligations	1.59%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.15%
Non-Agency Commercial Mortgage-Backed Securities	6.37%
U.S. Treasury Obligations	17.73%
Repurchase Agreements	0.60%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8726-R4

07/26

Class R5

LIFTX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$26	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$873,154,273
# of Portfolio Holdings	751
Portfolio Turnover Rate	87%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	17.83%
Commercial Paper	1.46%
Convertible Bonds	0.04%
Corporate Bonds	46.48%
Floating Rate Loans	2.75%
Foreign Government Obligations	1.59%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.15%
Non-Agency Commercial Mortgage-Backed Securities	6.37%
U.S. Treasury Obligations	17.73%
Repurchase Agreements	0.60%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8758-R5

07/26

Class R6

LIFVX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$873,154,273
# of Portfolio Holdings	751
Portfolio Turnover Rate	87%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	17.83%
Commercial Paper	1.46%
Convertible Bonds	0.04%
Corporate Bonds	46.48%
Floating Rate Loans	2.75%
Foreign Government Obligations	1.59%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.15%
Non-Agency Commercial Mortgage-Backed Securities	6.37%
U.S. Treasury Obligations	17.73%
Repurchase Agreements	0.60%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8790-R6

07/26

Class A

LABFX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$2,059,207,104
# of Portfolio Holdings	14
Portfolio Turnover Rate	21%

What did the Fund invest in?

(as of May 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	8.54%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.94%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	10.96%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.79%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.77%
Lord Abbett Private Credit Fund	2.20%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	13.54%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.13%
Lord Abbett Securities Trust-International Value Fund - Class I	4.38%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	2.52%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-259-A

07/26

Class C

BFLAX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$62	1.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$2,059,207,104
# of Portfolio Holdings	14
Portfolio Turnover Rate	21%

What did the Fund invest in?

(as of May 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	8.54%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.94%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	10.96%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.79%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.77%
Lord Abbett Private Credit Fund	2.20%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	13.54%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.13%
Lord Abbett Securities Trust-International Value Fund - Class I	4.38%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	2.52%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-667-C

07/26

Class F

BLAFX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$16	0.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$2,059,207,104
# of Portfolio Holdings	14
Portfolio Turnover Rate	21%

What did the Fund invest in?

(as of May 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	8.54%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.94%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	10.96%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.79%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.77%
Lord Abbett Private Credit Fund	2.20%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	13.54%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.13%
Lord Abbett Securities Trust-International Value Fund - Class I	4.38%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	2.52%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1014-F

07/26

Class F3

LOBFX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$2,059,207,104
# of Portfolio Holdings	14
Portfolio Turnover Rate	21%

What did the Fund invest in?

(as of May 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	8.54%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.94%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	10.96%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.79%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.77%
Lord Abbett Private Credit Fund	2.20%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	13.54%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.13%
Lord Abbett Securities Trust-International Value Fund - Class I	4.38%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	2.52%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8978-F3

07/26

Class I

LABYX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$2,059,207,104
# of Portfolio Holdings	14
Portfolio Turnover Rate	21%

What did the Fund invest in?

(as of May 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	8.54%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.94%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	10.96%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.79%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.77%
Lord Abbett Private Credit Fund	2.20%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	13.54%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.13%
Lord Abbett Securities Trust-International Value Fund - Class I	4.38%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	2.52%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1428-I

07/26

Class P

LABPX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$34	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$2,059,207,104
# of Portfolio Holdings	14
Portfolio Turnover Rate	21%

What did the Fund invest in?

(as of May 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	8.54%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.94%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	10.96%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.79%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.77%
Lord Abbett Private Credit Fund	2.20%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	13.54%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.13%
Lord Abbett Securities Trust-International Value Fund - Class I	4.38%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	2.52%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-582-P

07/26

Class R2

BLAQX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$42	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$2,059,207,104
# of Portfolio Holdings	14
Portfolio Turnover Rate	21%

What did the Fund invest in?

(as of May 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	8.54%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.94%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	10.96%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.79%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.77%
Lord Abbett Private Credit Fund	2.20%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	13.54%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.13%
Lord Abbett Securities Trust-International Value Fund - Class I	4.38%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	2.52%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1084-R2

07/26

Class R3

BLARX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$37	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$2,059,207,104
# of Portfolio Holdings	14
Portfolio Turnover Rate	21%

What did the Fund invest in?

(as of May 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	8.54%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.94%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	10.96%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.79%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.77%
Lord Abbett Private Credit Fund	2.20%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	13.54%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.13%
Lord Abbett Securities Trust-International Value Fund - Class I	4.38%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	2.52%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2058-R3

07/26

Class R4

BLASX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$24	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$2,059,207,104
# of Portfolio Holdings	14
Portfolio Turnover Rate	21%

What did the Fund invest in?

(as of May 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	8.54%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.94%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	10.96%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.79%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.77%
Lord Abbett Private Credit Fund	2.20%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	13.54%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.13%
Lord Abbett Securities Trust-International Value Fund - Class I	4.38%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	2.52%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8710-R4

07/26

Class R5

BLATX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$11	0.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$2,059,207,104
# of Portfolio Holdings	14
Portfolio Turnover Rate	21%

What did the Fund invest in?

(as of May 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	8.54%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.94%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	10.96%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.79%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.77%
Lord Abbett Private Credit Fund	2.20%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	13.54%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.13%
Lord Abbett Securities Trust-International Value Fund - Class I	4.38%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	2.52%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8742-R5

07/26

Class R6

BLAVX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$8	0.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$2,059,207,104
# of Portfolio Holdings	14
Portfolio Turnover Rate	21%

What did the Fund invest in?

(as of May 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	8.54%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.94%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	10.96%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.79%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.77%
Lord Abbett Private Credit Fund	2.20%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	13.54%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.13%
Lord Abbett Securities Trust-International Value Fund - Class I	4.38%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	2.52%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8774-R6

07/26

Class A

ISFAX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$789,726,807
# of Portfolio Holdings	13
Portfolio Turnover Rate	27%

What did the Fund invest in?

(as of May 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	4.55%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	29.49%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	15.04%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.65%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.98%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.63%
Lord Abbett Private Credit Fund	2.51%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.39%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	7.81%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.33%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1440-A

07/26

Class C

ISFCX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$62	1.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$789,726,807
# of Portfolio Holdings	13
Portfolio Turnover Rate	27%

What did the Fund invest in?

(as of May 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	4.55%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	29.49%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	15.04%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.65%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.98%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.63%
Lord Abbett Private Credit Fund	2.51%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.39%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	7.81%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.33%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1442-C

07/26

Class F

LIGFX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$16	0.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$789,726,807
# of Portfolio Holdings	13
Portfolio Turnover Rate	27%

What did the Fund invest in?

(as of May 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	4.55%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	29.49%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	15.04%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.65%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.98%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.63%
Lord Abbett Private Credit Fund	2.51%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.39%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	7.81%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.33%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1015-F

07/26

Class F3

ISFOX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$8	0.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$789,726,807
# of Portfolio Holdings	13
Portfolio Turnover Rate	27%

What did the Fund invest in?

(as of May 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	4.55%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	29.49%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	15.04%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.65%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.98%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.63%
Lord Abbett Private Credit Fund	2.51%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.39%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	7.81%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.33%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8980-F3

07/26

Class I

ISFYX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$789,726,807
# of Portfolio Holdings	13
Portfolio Turnover Rate	27%

What did the Fund invest in?

(as of May 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	4.55%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	29.49%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	15.04%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.65%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.98%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.63%
Lord Abbett Private Credit Fund	2.51%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.39%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	7.81%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.33%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1444-I

07/26

Class R2

LIGQX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$42	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$789,726,807
# of Portfolio Holdings	13
Portfolio Turnover Rate	27%

What did the Fund invest in?

(as of May 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	4.55%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	29.49%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	15.04%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.65%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.98%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.63%
Lord Abbett Private Credit Fund	2.51%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.39%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	7.81%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.33%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1085-R2

07/26

Class R3

LIXRX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$37	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$789,726,807
# of Portfolio Holdings	13
Portfolio Turnover Rate	27%

What did the Fund invest in?

(as of May 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	4.55%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	29.49%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	15.04%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.65%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.98%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.63%
Lord Abbett Private Credit Fund	2.51%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.39%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	7.81%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.33%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2059-R3

07/26

Class R4

LIXSX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$24	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$789,726,807
# of Portfolio Holdings	13
Portfolio Turnover Rate	27%

What did the Fund invest in?

(as of May 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	4.55%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	29.49%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	15.04%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.65%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.98%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.63%
Lord Abbett Private Credit Fund	2.51%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.39%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	7.81%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.33%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8711-R4

07/26

Class R5

LIXTX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$789,726,807
# of Portfolio Holdings	13
Portfolio Turnover Rate	27%

What did the Fund invest in?

(as of May 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	4.55%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	29.49%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	15.04%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.65%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.98%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.63%
Lord Abbett Private Credit Fund	2.51%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.39%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	7.81%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.33%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8743-R5

07/26

Class R6

LIXVX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$789,726,807
# of Portfolio Holdings	13
Portfolio Turnover Rate	27%

What did the Fund invest in?

(as of May 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	4.55%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	29.49%
Lord Abbett Investment Trust-Core Plus Bond Fund - Class I	15.04%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.65%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	3.98%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.63%
Lord Abbett Private Credit Fund	2.51%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.39%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	7.81%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.33%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8775-R6

07/26

Class A

LDCAX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$653,589,318
# of Portfolio Holdings	469
Portfolio Turnover Rate	72%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.85%
Commercial Paper	0.43%
Corporate Bonds	43.38%
Floating Rate Loans	1.88%
Foreign Government Obligations	1.95%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.88%
Government Sponsored Enterprises Pass-Throughs	4.06%
Non-Agency Commercial Mortgage-Backed Securities	4.19%
U.S. Treasury Obligations	19.58%
Repurchase Agreements	0.69%
Money Market FundsFootnote Reference**	0.10%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8874-A

07/26

Class C

LDCCX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$63	1.26%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$653,589,318
# of Portfolio Holdings	469
Portfolio Turnover Rate	72%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.85%
Commercial Paper	0.43%
Corporate Bonds	43.38%
Floating Rate Loans	1.88%
Foreign Government Obligations	1.95%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.88%
Government Sponsored Enterprises Pass-Throughs	4.06%
Non-Agency Commercial Mortgage-Backed Securities	4.19%
U.S. Treasury Obligations	19.58%
Repurchase Agreements	0.69%
Money Market FundsFootnote Reference**	0.10%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8875-C

07/26

Class F

LDCFX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$25	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$653,589,318
# of Portfolio Holdings	469
Portfolio Turnover Rate	72%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.85%
Commercial Paper	0.43%
Corporate Bonds	43.38%
Floating Rate Loans	1.88%
Foreign Government Obligations	1.95%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.88%
Government Sponsored Enterprises Pass-Throughs	4.06%
Non-Agency Commercial Mortgage-Backed Securities	4.19%
U.S. Treasury Obligations	19.58%
Repurchase Agreements	0.69%
Money Market FundsFootnote Reference**	0.10%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8876-F

07/26

Class F3

LSCOX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$16	0.31%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$653,589,318
# of Portfolio Holdings	469
Portfolio Turnover Rate	72%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.85%
Commercial Paper	0.43%
Corporate Bonds	43.38%
Floating Rate Loans	1.88%
Foreign Government Obligations	1.95%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.88%
Government Sponsored Enterprises Pass-Throughs	4.06%
Non-Agency Commercial Mortgage-Backed Securities	4.19%
U.S. Treasury Obligations	19.58%
Repurchase Agreements	0.69%
Money Market FundsFootnote Reference**	0.10%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8879-F3

07/26

Class I

LSCIX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$653,589,318
# of Portfolio Holdings	469
Portfolio Turnover Rate	72%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.85%
Commercial Paper	0.43%
Corporate Bonds	43.38%
Floating Rate Loans	1.88%
Foreign Government Obligations	1.95%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.88%
Government Sponsored Enterprises Pass-Throughs	4.06%
Non-Agency Commercial Mortgage-Backed Securities	4.19%
U.S. Treasury Obligations	19.58%
Repurchase Agreements	0.69%
Money Market FundsFootnote Reference**	0.10%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8877-I

07/26

Class R3

LDCRX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$45	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$653,589,318
# of Portfolio Holdings	469
Portfolio Turnover Rate	72%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.85%
Commercial Paper	0.43%
Corporate Bonds	43.38%
Floating Rate Loans	1.88%
Foreign Government Obligations	1.95%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.88%
Government Sponsored Enterprises Pass-Throughs	4.06%
Non-Agency Commercial Mortgage-Backed Securities	4.19%
U.S. Treasury Obligations	19.58%
Repurchase Agreements	0.69%
Money Market FundsFootnote Reference**	0.10%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8881-R3

07/26

Class R4

LSCSX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$653,589,318
# of Portfolio Holdings	469
Portfolio Turnover Rate	72%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.85%
Commercial Paper	0.43%
Corporate Bonds	43.38%
Floating Rate Loans	1.88%
Foreign Government Obligations	1.95%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.88%
Government Sponsored Enterprises Pass-Throughs	4.06%
Non-Agency Commercial Mortgage-Backed Securities	4.19%
U.S. Treasury Obligations	19.58%
Repurchase Agreements	0.69%
Money Market FundsFootnote Reference**	0.10%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8882-R4

07/26

Class R5

LSCUX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$653,589,318
# of Portfolio Holdings	469
Portfolio Turnover Rate	72%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.85%
Commercial Paper	0.43%
Corporate Bonds	43.38%
Floating Rate Loans	1.88%
Foreign Government Obligations	1.95%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.88%
Government Sponsored Enterprises Pass-Throughs	4.06%
Non-Agency Commercial Mortgage-Backed Securities	4.19%
U.S. Treasury Obligations	19.58%
Repurchase Agreements	0.69%
Money Market FundsFootnote Reference**	0.10%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8883-R5

07/26

Class R6

LDCVX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$16	0.31%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$653,589,318
# of Portfolio Holdings	469
Portfolio Turnover Rate	72%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.85%
Commercial Paper	0.43%
Corporate Bonds	43.38%
Floating Rate Loans	1.88%
Foreign Government Obligations	1.95%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.88%
Government Sponsored Enterprises Pass-Throughs	4.06%
Non-Agency Commercial Mortgage-Backed Securities	4.19%
U.S. Treasury Obligations	19.58%
Repurchase Agreements	0.69%
Money Market FundsFootnote Reference**	0.10%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8884-R6

07/26

Class A

LALDX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$43,777,243,308
# of Portfolio Holdings	1,121
Portfolio Turnover Rate	76%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.54%
Commercial Paper	0.48%
Convertible Bonds	0.05%
Corporate Bonds	51.57%
Floating Rate Loans	5.38%
Foreign Government Obligations	2.21%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.09%
Non-Agency Commercial Mortgage-Backed Securities	8.68%
U.S. Treasury Obligations	4.86%
Repurchase Agreements	1.04%
Money Market FundsFootnote Reference†	0.09%
Time DepositsFootnote Reference†	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-249-A

07/26

Class C

LDLAX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$62	1.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$43,777,243,308
# of Portfolio Holdings	1,121
Portfolio Turnover Rate	76%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.54%
Commercial Paper	0.48%
Convertible Bonds	0.05%
Corporate Bonds	51.57%
Floating Rate Loans	5.38%
Foreign Government Obligations	2.21%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.09%
Non-Agency Commercial Mortgage-Backed Securities	8.68%
U.S. Treasury Obligations	4.86%
Repurchase Agreements	1.04%
Money Market FundsFootnote Reference†	0.09%
Time DepositsFootnote Reference†	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-668-C

07/26

Class F

LDLFX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$43,777,243,308
# of Portfolio Holdings	1,121
Portfolio Turnover Rate	76%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.54%
Commercial Paper	0.48%
Convertible Bonds	0.05%
Corporate Bonds	51.57%
Floating Rate Loans	5.38%
Foreign Government Obligations	2.21%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.09%
Non-Agency Commercial Mortgage-Backed Securities	8.68%
U.S. Treasury Obligations	4.86%
Repurchase Agreements	1.04%
Money Market FundsFootnote Reference†	0.09%
Time DepositsFootnote Reference†	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1011-F

07/26

Class F3

LOLDX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$15	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$43,777,243,308
# of Portfolio Holdings	1,121
Portfolio Turnover Rate	76%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.54%
Commercial Paper	0.48%
Convertible Bonds	0.05%
Corporate Bonds	51.57%
Floating Rate Loans	5.38%
Foreign Government Obligations	2.21%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.09%
Non-Agency Commercial Mortgage-Backed Securities	8.68%
U.S. Treasury Obligations	4.86%
Repurchase Agreements	1.04%
Money Market FundsFootnote Reference†	0.09%
Time DepositsFootnote Reference†	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8981-F3

07/26

Class I

LLDYX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$43,777,243,308
# of Portfolio Holdings	1,121
Portfolio Turnover Rate	76%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.54%
Commercial Paper	0.48%
Convertible Bonds	0.05%
Corporate Bonds	51.57%
Floating Rate Loans	5.38%
Foreign Government Obligations	2.21%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.09%
Non-Agency Commercial Mortgage-Backed Securities	8.68%
U.S. Treasury Obligations	4.86%
Repurchase Agreements	1.04%
Money Market FundsFootnote Reference†	0.09%
Time DepositsFootnote Reference†	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1425-I

07/26

Class R2

LDLQX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$50	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$43,777,243,308
# of Portfolio Holdings	1,121
Portfolio Turnover Rate	76%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.54%
Commercial Paper	0.48%
Convertible Bonds	0.05%
Corporate Bonds	51.57%
Floating Rate Loans	5.38%
Foreign Government Obligations	2.21%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.09%
Non-Agency Commercial Mortgage-Backed Securities	8.68%
U.S. Treasury Obligations	4.86%
Repurchase Agreements	1.04%
Money Market FundsFootnote Reference†	0.09%
Time DepositsFootnote Reference†	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1081-R2

07/26

Class R3

LDLRX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$45	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$43,777,243,308
# of Portfolio Holdings	1,121
Portfolio Turnover Rate	76%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.54%
Commercial Paper	0.48%
Convertible Bonds	0.05%
Corporate Bonds	51.57%
Floating Rate Loans	5.38%
Foreign Government Obligations	2.21%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.09%
Non-Agency Commercial Mortgage-Backed Securities	8.68%
U.S. Treasury Obligations	4.86%
Repurchase Agreements	1.04%
Money Market FundsFootnote Reference†	0.09%
Time DepositsFootnote Reference†	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2055-R3

07/26

Class R4

LDLKX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$32	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$43,777,243,308
# of Portfolio Holdings	1,121
Portfolio Turnover Rate	76%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.54%
Commercial Paper	0.48%
Convertible Bonds	0.05%
Corporate Bonds	51.57%
Floating Rate Loans	5.38%
Foreign Government Obligations	2.21%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.09%
Non-Agency Commercial Mortgage-Backed Securities	8.68%
U.S. Treasury Obligations	4.86%
Repurchase Agreements	1.04%
Money Market FundsFootnote Reference†	0.09%
Time DepositsFootnote Reference†	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8707-R4

07/26

Class R5

LDLTX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$43,777,243,308
# of Portfolio Holdings	1,121
Portfolio Turnover Rate	76%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.54%
Commercial Paper	0.48%
Convertible Bonds	0.05%
Corporate Bonds	51.57%
Floating Rate Loans	5.38%
Foreign Government Obligations	2.21%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.09%
Non-Agency Commercial Mortgage-Backed Securities	8.68%
U.S. Treasury Obligations	4.86%
Repurchase Agreements	1.04%
Money Market FundsFootnote Reference†	0.09%
Time DepositsFootnote Reference†	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8739-R5

07/26

Class R6

LDLVX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$15	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$43,777,243,308
# of Portfolio Holdings	1,121
Portfolio Turnover Rate	76%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	20.54%
Commercial Paper	0.48%
Convertible Bonds	0.05%
Corporate Bonds	51.57%
Floating Rate Loans	5.38%
Foreign Government Obligations	2.21%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	5.09%
Non-Agency Commercial Mortgage-Backed Securities	8.68%
U.S. Treasury Obligations	4.86%
Repurchase Agreements	1.04%
Money Market FundsFootnote Reference†	0.09%
Time DepositsFootnote Reference†	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8771-R6

07/26

Class A

LUBAX

Lord Abbett Ultra Short Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$16,580,217,068
# of Portfolio Holdings	652
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	23.91%
Commercial Paper	11.63%
Corporate Bonds	51.81%
Floating Rate Loans	4.02%
Foreign Government Obligations	0.38%
Non-Agency Commercial Mortgage-Backed Securities	5.41%
U.S. Treasury Obligations	2.46%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference**	0.08%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8805-A

07/26

Class A1

LUSNX

Lord Abbett Ultra Short Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$27	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$16,580,217,068
# of Portfolio Holdings	652
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	23.91%
Commercial Paper	11.63%
Corporate Bonds	51.81%
Floating Rate Loans	4.02%
Foreign Government Obligations	0.38%
Non-Agency Commercial Mortgage-Backed Securities	5.41%
U.S. Treasury Obligations	2.46%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference**	0.08%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9120-A1

07/26

Class F

LUBFX

Lord Abbett Ultra Short Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$16,580,217,068
# of Portfolio Holdings	652
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	23.91%
Commercial Paper	11.63%
Corporate Bonds	51.81%
Floating Rate Loans	4.02%
Foreign Government Obligations	0.38%
Non-Agency Commercial Mortgage-Backed Securities	5.41%
U.S. Treasury Obligations	2.46%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference**	0.08%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8806-F

07/26

Class F3

LUBOX

Lord Abbett Ultra Short Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$12	0.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$16,580,217,068
# of Portfolio Holdings	652
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	23.91%
Commercial Paper	11.63%
Corporate Bonds	51.81%
Floating Rate Loans	4.02%
Foreign Government Obligations	0.38%
Non-Agency Commercial Mortgage-Backed Securities	5.41%
U.S. Treasury Obligations	2.46%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference**	0.08%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8993-F3

07/26

Class I

LUBYX

Lord Abbett Ultra Short Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$16,580,217,068
# of Portfolio Holdings	652
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	23.91%
Commercial Paper	11.63%
Corporate Bonds	51.81%
Floating Rate Loans	4.02%
Foreign Government Obligations	0.38%
Non-Agency Commercial Mortgage-Backed Securities	5.41%
U.S. Treasury Obligations	2.46%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference**	0.08%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8807-I

07/26

Class R5

LUBVX

Lord Abbett Ultra Short Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$14	0.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$16,580,217,068
# of Portfolio Holdings	652
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	23.91%
Commercial Paper	11.63%
Corporate Bonds	51.81%
Floating Rate Loans	4.02%
Foreign Government Obligations	0.38%
Non-Agency Commercial Mortgage-Backed Securities	5.41%
U.S. Treasury Obligations	2.46%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference**	0.08%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8808-R5

07/26

Class R6

LUBWX

Lord Abbett Ultra Short Bond Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$12	0.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$16,580,217,068
# of Portfolio Holdings	652
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	23.91%
Commercial Paper	11.63%
Corporate Bonds	51.81%
Floating Rate Loans	4.02%
Foreign Government Obligations	0.38%
Non-Agency Commercial Mortgage-Backed Securities	5.41%
U.S. Treasury Obligations	2.46%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference**	0.08%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8809-R6

07/26

Class A

LTRAX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$3,621,196,187
# of Portfolio Holdings	560
Portfolio Turnover Rate	194%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	10.30%
Common Stocks	0.01%
Corporate Bonds	33.89%
Floating Rate Loans	1.36%
Foreign Government Obligations	1.39%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.70%
Government Sponsored Enterprises Pass-Throughs	21.54%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
U.S. Treasury Obligations	18.69%
Repurchase Agreements	1.83%
Money Market FundsFootnote Reference**	0.23%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-275-A

07/26

Class C

LTRCX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$3,621,196,187
# of Portfolio Holdings	560
Portfolio Turnover Rate	194%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	10.30%
Common Stocks	0.01%
Corporate Bonds	33.89%
Floating Rate Loans	1.36%
Foreign Government Obligations	1.39%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.70%
Government Sponsored Enterprises Pass-Throughs	21.54%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
U.S. Treasury Obligations	18.69%
Repurchase Agreements	1.83%
Money Market FundsFootnote Reference**	0.23%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-585-C

07/26

Class F

LTRFX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$27	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$3,621,196,187
# of Portfolio Holdings	560
Portfolio Turnover Rate	194%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	10.30%
Common Stocks	0.01%
Corporate Bonds	33.89%
Floating Rate Loans	1.36%
Foreign Government Obligations	1.39%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.70%
Government Sponsored Enterprises Pass-Throughs	21.54%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
U.S. Treasury Obligations	18.69%
Repurchase Agreements	1.83%
Money Market FundsFootnote Reference**	0.23%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1012-F

07/26

Class F3

LTROX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$17	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$3,621,196,187
# of Portfolio Holdings	560
Portfolio Turnover Rate	194%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	10.30%
Common Stocks	0.01%
Corporate Bonds	33.89%
Floating Rate Loans	1.36%
Foreign Government Obligations	1.39%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.70%
Government Sponsored Enterprises Pass-Throughs	21.54%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
U.S. Treasury Obligations	18.69%
Repurchase Agreements	1.83%
Money Market FundsFootnote Reference**	0.23%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8982-F3

07/26

Class I

LTRYX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$3,621,196,187
# of Portfolio Holdings	560
Portfolio Turnover Rate	194%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	10.30%
Common Stocks	0.01%
Corporate Bonds	33.89%
Floating Rate Loans	1.36%
Foreign Government Obligations	1.39%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.70%
Government Sponsored Enterprises Pass-Throughs	21.54%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
U.S. Treasury Obligations	18.69%
Repurchase Agreements	1.83%
Money Market FundsFootnote Reference**	0.23%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-691-I

07/26

Class P

LTRPX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$43	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$3,621,196,187
# of Portfolio Holdings	560
Portfolio Turnover Rate	194%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	10.30%
Common Stocks	0.01%
Corporate Bonds	33.89%
Floating Rate Loans	1.36%
Foreign Government Obligations	1.39%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.70%
Government Sponsored Enterprises Pass-Throughs	21.54%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
U.S. Treasury Obligations	18.69%
Repurchase Agreements	1.83%
Money Market FundsFootnote Reference**	0.23%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-597-P

07/26

Class R2

LTRQX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$52	1.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$3,621,196,187
# of Portfolio Holdings	560
Portfolio Turnover Rate	194%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	10.30%
Common Stocks	0.01%
Corporate Bonds	33.89%
Floating Rate Loans	1.36%
Foreign Government Obligations	1.39%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.70%
Government Sponsored Enterprises Pass-Throughs	21.54%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
U.S. Treasury Obligations	18.69%
Repurchase Agreements	1.83%
Money Market FundsFootnote Reference**	0.23%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1082-R2

07/26

Class R3

LTRRX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$47	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$3,621,196,187
# of Portfolio Holdings	560
Portfolio Turnover Rate	194%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	10.30%
Common Stocks	0.01%
Corporate Bonds	33.89%
Floating Rate Loans	1.36%
Foreign Government Obligations	1.39%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.70%
Government Sponsored Enterprises Pass-Throughs	21.54%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
U.S. Treasury Obligations	18.69%
Repurchase Agreements	1.83%
Money Market FundsFootnote Reference**	0.23%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2056-R3

07/26

Class R4

LTRKX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$34	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$3,621,196,187
# of Portfolio Holdings	560
Portfolio Turnover Rate	194%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	10.30%
Common Stocks	0.01%
Corporate Bonds	33.89%
Floating Rate Loans	1.36%
Foreign Government Obligations	1.39%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.70%
Government Sponsored Enterprises Pass-Throughs	21.54%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
U.S. Treasury Obligations	18.69%
Repurchase Agreements	1.83%
Money Market FundsFootnote Reference**	0.23%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8708-R4

07/26

Class R5

LTRTX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$22	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$3,621,196,187
# of Portfolio Holdings	560
Portfolio Turnover Rate	194%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	10.30%
Common Stocks	0.01%
Corporate Bonds	33.89%
Floating Rate Loans	1.36%
Foreign Government Obligations	1.39%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.70%
Government Sponsored Enterprises Pass-Throughs	21.54%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
U.S. Treasury Obligations	18.69%
Repurchase Agreements	1.83%
Money Market FundsFootnote Reference**	0.23%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8740-R5

07/26

Class R6

LTRHX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$17	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of May 31, 2026)

Key Fund Statistics

 (as of May 31, 2026)

Table Summary
Total Net Assets	$3,621,196,187
# of Portfolio Holdings	560
Portfolio Turnover Rate	194%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	10.30%
Common Stocks	0.01%
Corporate Bonds	33.89%
Floating Rate Loans	1.36%
Foreign Government Obligations	1.39%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.70%
Government Sponsored Enterprises Pass-Throughs	21.54%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
U.S. Treasury Obligations	18.69%
Repurchase Agreements	1.83%
Money Market FundsFootnote Reference**	0.23%
Time DepositsFootnote Reference**	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8772-R6

07/26

(b)	Not applicable.

Item 2:	Code of Ethics.
(a)	Not applicable.

(b)	Not applicable.

(c)	The Registrant has not amended its Sarbanes-Oxley Code of Ethics for the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”) during the six-month period ended May 31, 2026 (the “Period”). Subsequent to the Period, the Registrant updated its Code of Ethics solely to reflect a change to the Registrant’s principal financial officer and principal accounting officer, effective May 22, 2026.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for the approval of the investment adviser contract is included as part of the report to shareholders filed under Item 1 (a) of this form N-CSR.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Multi-Asset Balanced Opportunity Fund

Multi-Asset Income Fund

For the six-month period ended May 31, 2026

Table of Contents

Schedule of Investments (Item 7)

1	Multi-Asset Balanced Opportunity Fund

3	Multi-Asset Income Fund

5	Statements of Assets and Liabilities (Item 7)

7	Statements of Operations (Item 7)

8	Statements of Changes in Net Assets (Item 7)

10	Financial Highlights (Item 7)

18	Notes to Financial Statements (Item 7)

36	Investments in Affiliated Funds

37	Changes in and Disagreements with Accountants (Item 8)

37	Proxy Disclosures (Item 9)

37	Remuneration Paid to Trustees, Officers, and Others (Item 10)

37	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.99%

INVESTMENTS IN AFFILIATED FUNDS(a) 99.99%
Lord Abbett Affiliated Fund, Inc.-Class I(b)(c)	8,028,391	$176,062,626
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(b)(d)	33,390,501	307,860,422
Lord Abbett Investment Trust-Core Plus Bond Fund-Class I(b)(d)	17,686,236	225,853,232
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(b)(e)	10,352,820	280,354,359
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)(c)	15,144,574	260,032,339
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(b)(f)	4,496,847	279,119,317
Lord Abbett Investment Trust-High Yield Fund-Class I(b)(g)	18,833,198	119,402,473
Lord Abbett Securities Trust-International Equity Fund-Class I(b)(h)	4,913,233	105,683,643
Lord Abbett Securities Trust-International Value Fund-Class I(b)(i)	7,706,387	90,241,788
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(b)(j)	8,340,251	80,817,035
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(b)(k)	3,645,630	36,529,209
Lord Abbett Securities Trust-Value Opportunities Fund-Class I(b)(l)	2,449,713	51,860,419
Lord Abbett Private Credit Fund(m)(n)(o)	1,825,974	45,247,627
Total Investments in Affiliated Funds (cost $1,726,156,597)		2,059,064,489

	Principal Amount
SHORT-TERM INVESTMENTS 0.09%

REPURCHASE AGREEMENTS 0.09%
Repurchase Agreement dated 5/29/2026, 3.250% due 6/1/2026 with Fixed Income Clearing Corp. collateralized by $1,879,300 of U.S. Treasury Bill at 0.000% due 11/27/2026; value: $1,844,810; proceeds: $1,808,991 (cost $1,808,501)	$1,808,501	1,808,501
Total Investments in Securities 100.08% (cost $1,727,965,098)		2,060,872,990
Other Assets and Liabilities – Net (0.08)%		(1,665,886)
Net Assets 100.00%		$2,059,207,104

*	Non-income producing security.
(a)	See Note 10.
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2026

(k)	Fund investment objective is to seek current income consistent with the preservation of capital.
(l)	Fund investment objective is long-term capital appreciation.
(m)	Fund investment objective is to generate current income and, to a lesser extent, long-term capital appreciation.
(n)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At May 31, 2026, the value of restricted securities (excluding 144A issues) amounted to $45,247,627 or 2.20% of net assets (see Note 2(g)).
(o)	Fund is a business development company under the Investment Company Act of 1940.

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Affiliated Funds	$2,013,816,862	$45,247,627	$–	$2,059,064,489
Short-Term Investments
Repurchase Agreements	–	1,808,501	–	1,808,501
Total	$2,013,816,862	$47,056,128	$–	$2,060,872,990

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Affiliated Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND May 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 100.04%

INVESTMENTS IN AFFILIATED FUNDS(a) 100.04%
Lord Abbett Affiliated Fund, Inc.-Class I(b)(c)	1,640,165	$35,968,814
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(b)(d)	25,283,493	233,113,806
Lord Abbett Investment Trust-Core Plus Bond Fund-Class I(b)(d)	9,307,216	118,853,157
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(b)(e)	2,449,634	66,336,090
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)(c)	3,959,190	67,979,292
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(b)(f)	994,181	61,708,856
Lord Abbett Investment Trust-High Yield Fund-Class I(b)(g)	10,787,122	68,390,353
Lord Abbett Securities Trust-International Equity Fund-Class I(b)(h)	1,956,982	42,094,677
Lord Abbett Securities Trust-International Value Fund-Class I(b)(i)	2,687,803	31,474,169
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(b)(j)	3,243,415	31,428,690
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(b)(k)	1,289,464	12,920,427
Lord Abbett Private Credit Fund(l)(m)(n)	798,863	19,795,824
Total Investments in Affiliated Funds (cost $714,897,147)		790,064,155

	Principal Amount
SHORT-TERM INVESTMENTS 0.04%

REPURCHASE AGREEMENTS 0.04%
Repurchase Agreement dated 5/29/2026, 3.250% due 6/1/2026 with Fixed Income Clearing Corp. collateralized by $248,300 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $338,555; proceeds: $331,773 (cost $331,683)	$331,683	331,683
Total Investments in Securities 100.08% (cost $715,228,830)		790,395,838
Other Assets and Liabilities – Net (0.08)%		(669,031)
Net Assets 100.00%		$789,726,807

*	Non-income producing security.
(a)	See Note 10.
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Fund investment objective is to seek current income consistent with the preservation of capital.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND May 31, 2026

(l)	Fund investment objective is to generate current income and, to a lesser extent, long-term capital appreciation.
(m)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At May 31, 2026, the value of restricted securities (excluding 144A issues) amounted to $19,795,824 or 2.51% of net assets (see Note 2(g)).
(n)	Fund is a business development company under the Investment Company Act of 1940.

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Affiliated Funds	$770,268,331	$19,795,824	$–	$790,064,155
Short-Term Investments
Repurchase Agreements	–	331,683	–	331,683
Total	$770,268,331	$20,127,507	$–	$790,395,838

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Affiliated Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

4	See Notes to Schedule of Investments.

Statements of Assets and Liabilities (unaudited)

May 31, 2026

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
ASSETS:
Investments in securities, at cost	$1,808,501	$331,683
Investments in Affiliated Funds, at cost	1,726,156,597	714,897,147
Investments in securities, at fair value	$1,808,501	$331,683
Investments in Affiliated Funds, at fair value	2,059,064,489	790,064,155
Cash	401,823	175,797
Foreign cash, at value (cost $36 and $0, respectively)	39	–
Receivables:
Interest and dividends	4,009,036	2,285,932
Capital shares sold	394,660	102,697
From advisor (See Note 4)	38,443	16,819
Investments in Affiliated Funds sold	–	282,711
Prepaid expenses and other assets	59,526	77,498
Total assets	2,065,776,517	793,337,292
LIABILITIES:
Payables:
Investments in Affiliated Funds purchased	3,523,409	2,073,595
Capital shares reacquired	1,653,602	943,790
Trustees' fees	321,115	139,933
12b-1 distribution plan	303,559	150,812
Management fee	173,523	66,744
Fund administration	69,409	26,698
Distributions payable	57,519	62,611
Accrued expenses	467,277	146,302
Total liabilities	6,569,413	3,610,485
Commitments and contingent liabilities	–	–
NET ASSETS	$2,059,207,104	$789,726,807
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,737,372,602	$803,475,375
Total distributable earnings/(loss)	321,834,502	(13,748,568)
Net Assets	$2,059,207,104	$789,726,807

See Notes to Financial Statements.	5

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2026

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
Net Assets by class:
Class A Shares	$1,866,114,481	$648,011,328
Class C Shares	$37,013,723	$18,308,209
Class F Shares	$6,446,995	$12,203,503
Class F3 Shares	$58,266	$170,096
Class I Shares	$75,222,775	$95,605,551
Class P Shares	$15	$–
Class R2 Shares	$1,041,156	$48,650
Class R3 Shares	$47,066,195	$11,805,813
Class R4 Shares	$13,525,890	$2,193,053
Class R5 Shares	$53,966	$14,480
Class R6 Shares	$12,663,642	$1,366,124
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	132,333,384	36,667,584
Class C Shares	2,647,248	1,013,310
Class F Shares	457,080	690,427
Class F3 Shares	4,101	9,644
Class I Shares	5,333,767	5,451,193
Class P Shares	1	–
Class R2 Shares	71,427	2,650
Class R3 Shares	3,345,390	667,832
Class R4 Shares	958,983	124,084
Class R5 Shares	3,816	825
Class R6 Shares	892,723	77,473
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$14.10	$17.67
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25% and 2.25%, respectively)	$14.42	$18.08
Class C Shares-Net asset value	$13.98	$18.07
Class F Shares-Net asset value	$14.10	$17.68
Class F3 Shares-Net asset value	$14.21	$17.64
Class I Shares-Net asset value	$14.10	$17.54
Class P Shares-Net asset value	$15.00	$ –
Class R2 Shares-Net asset value	$14.58	$18.36
Class R3 Shares-Net asset value	$14.07	$17.68
Class R4 Shares-Net asset value	$14.10	$17.67
Class R5 Shares-Net asset value	$14.14	$17.56
Class R6 Shares-Net asset value	$14.19	$17.63

*	Net asset value may not recalculate due to rounding of fractional shares.

6	See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2026

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
Investment income:
Dividend income from Affiliated Funds (See Note 10)	$29,549,675	$15,077,572
Interest and other	82,942	19,466
Total investment income	29,632,617	15,097,038
Expenses:
Management fee	1,007,913	392,408
12b-1 distribution plan–Class A	2,284,105	802,859
12b-1 distribution plan–Class C	201,368	99,904
12b-1 distribution plan–Class F	3,246	6,115
12b-1 distribution plan–Class P	59	–
12b-1 distribution plan–Class R2	3,027	140
12b-1 distribution plan–Class R3	113,928	29,867
12b-1 distribution plan–Class R4	16,455	2,695
Shareholder servicing	739,702	270,082
Fund administration	403,165	156,963
Registration	98,170	84,401
Reports to shareholders	66,004	28,065
Trustees' fees	29,166	11,417
Professional	22,839	19,645
Custody	17,339	10,373
Other	16,370	10,817
Gross expenses	5,022,856	1,925,751
Fees waived and expenses reimbursed (See Note 4)	(230,203)	(103,499)
Net expenses	4,792,653	1,822,252
Net investment income	24,839,964	13,274,786
Net realized and unrealized gain/(loss):
Capital gain distributions received from Affiliated Funds	50,701,793	11,589,993
Net realized gain/(loss) on Investments in Affiliated Funds	18,419,477	(1,963,935)
Net realized gain/(loss) on investments	–	39,255
Net realized gain/(loss) on futures contracts	(802,699)	(337,395)
Net realized gain/(loss) on foreign currency related transactions	–	(54)
Net change in unrealized appreciation/(depreciation) on Investments in Affiliated Funds	16,681,934	8,393,952
Net change in unrealized appreciation/(depreciation) on futures contracts	(1,500,531)	(388,315)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(1)	30
Net realized and unrealized gain/(loss)	83,499,973	17,333,531
Net Increase in Net Assets Resulting From Operations	$108,339,937	$30,608,317

See Notes to Financial Statements.	7

Statements of Changes in Net Assets

	Multi-Asset Balanced Opportunity Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2026 (unaudited)	For the Year Ended November 30, 2025
Operations:
Net investment income	$24,839,964	$45,491,182
Net realized gain/(loss)	68,318,571	55,727,488
Net change in unrealized appreciation/(depreciation)	15,181,402	69,488,017
Net increase in net assets resulting from operations	108,339,937	170,706,687
Distributions to Shareholders:
Class A	(22,811,071)	(46,366,967)
Class C	(346,972)	(866,407)
Class F	(85,671)	(184,239)
Class F3	(770)	(1,486)
Class I	(948,306)	(1,906,128)
Class P	(604)	(3,078)
Class R2	(10,454)	(20,291)
Class R3	(512,378)	(1,034,554)
Class R4	(163,854)	(323,058)
Class R5	(752)	(2,104)
Class R6	(173,672)	(351,874)
Total distribution to shareholders	(25,054,504)	(51,060,186)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	90,013,791	142,298,049
Reinvestment of distributions	24,568,676	50,055,640
Cost of shares reacquired	(158,907,538)	(325,426,765)
Net decrease in net assets resulting from capital share transactions	(44,325,071)	(133,073,076)
Net increase (decrease) in net assets	38,960,362	(13,426,575)
NET ASSETS:
Beginning of period	$2,020,246,742	$2,033,673,317
End of period	$2,059,207,104	$2,020,246,742

8	See Notes to Financial Statements.

Multi-Asset Income Fund
For the Six Months Ended May 31, 2026 (unaudited)	For the Year Ended November 30, 2025

$13,274,786	$25,844,449
9,327,864	6,718,255
8,005,667	29,949,165
30,608,317	62,511,869

(10,959,949)	(22,052,224)
(250,310)	(690,822)
(217,345)	(458,450)
(3,068)	(7,857)
(1,746,913)	(3,314,083)
–	–
(685)	(9,381)
(188,210)	(421,279)
(36,689)	(74,364)
(263)	(505)
(24,583)	(28,947)
(13,428,015)	(27,057,912)

26,599,605	61,884,993
12,993,090	26,153,344
(61,005,753)	(142,481,407)

(21,413,058)	(54,443,070)
(4,232,756)	(18,989,113)

$793,959,563	$812,948,676
$789,726,807	$793,959,563

See Notes to Financial Statements.	9

Financial Highlights

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2026(d)	$13.54	$0.17	$0.43	$0.60	$(0.04)	$–	$(0.04)
11/30/2025	12.74	0.30	0.83	1.13	(0.33)	–	(0.33)
11/30/2024	10.55	0.29	2.17	2.46	(0.27)	–	(0.27)
11/30/2023	10.30	0.24	0.24	0.48	(0.23)	–	(0.23)
11/30/2022	14.01	0.19	(1.60)	(1.41)	(0.89)	(1.41)	(2.30)
11/30/2021	13.15	0.22	1.42	1.64	(0.51)	(0.27)	(0.78)
Class C
5/31/2026(d)	13.42	0.12	0.47	0.59	(0.03)	–	(0.03)
11/30/2025	12.63	0.20	0.82	1.02	(0.23)	–	(0.23)
11/30/2024	10.46	0.20	2.15	2.35	(0.18)	–	(0.18)
11/30/2023	10.21	0.15	0.25	0.40	(0.15)	–	(0.15)
11/30/2022	13.90	0.11	(1.58)	(1.47)	(0.81)	(1.41)	(2.22)
11/30/2021	13.06	0.11	1.41	1.52	(0.41)	(0.27)	(0.68)
Class F
5/31/2026(d)	13.54	0.18	0.42	0.60	(0.04)	–	(0.04)
11/30/2025	12.74	0.31	0.84	1.15	(0.35)	–	(0.35)
11/30/2024	10.55	0.31	2.17	2.48	(0.29)	–	(0.29)
11/30/2023	10.30	0.25	0.25	0.50	(0.25)	–	(0.25)
11/30/2022	14.01	0.21	(1.61)	(1.40)	(0.90)	(1.41)	(2.31)
11/30/2021	13.15	0.24	1.42	1.66	(0.53)	(0.27)	(0.80)
Class F3
5/31/2026(d)	13.63	0.19	0.43	0.62	(0.04)	–	(0.04)
11/30/2025	12.82	0.34	0.83	1.17	(0.36)	–	(0.36)
11/30/2024	10.61	0.33	2.18	2.51	(0.30)	–	(0.30)
11/30/2023	10.35	0.27	0.25	0.52	(0.26)	–	(0.26)
11/30/2022	14.05	0.23	(1.60)	(1.37)	(0.92)	(1.41)	(2.33)
11/30/2021	13.18	0.17	1.52	1.69	(0.55)	(0.27)	(0.82)
Class I
5/31/2026(d)	13.54	0.18	0.42	0.60	(0.04)	–	(0.04)
11/30/2025	12.74	0.33	0.83	1.16	(0.36)	–	(0.36)
11/30/2024	10.55	0.32	2.17	2.49	(0.30)	–	(0.30)
11/30/2023	10.30	0.26	0.25	0.51	(0.26)	–	(0.26)
11/30/2022	14.00	0.22	(1.60)	(1.38)	(0.91)	(1.41)	(2.32)
11/30/2021	13.15	0.25	1.41	1.66	(0.54)	(0.27)	(0.81)
Class P
5/31/2026(d)	13.45	0.29	1.26	1.55	–	–	–
11/30/2025	12.66	0.27	0.83	1.10	(0.31)	–	(0.31)
11/30/2024	10.49	0.26	2.15	2.41	(0.24)	–	(0.24)
11/30/2023	10.24	0.21	0.25	0.46	(0.21)	–	(0.21)
11/30/2022	13.93	0.18	(1.60)	(1.42)	(0.86)	(1.41)	(2.27)
11/30/2021	13.08	0.19	1.41	1.60	(0.48)	(0.27)	(0.75)

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:

Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)		Portfolio turnover rate (%)

$14.10	5.45	(e)	0.47	(f)	0.49	(f)	2.47	(f)	$1,866,114		21	(e)
13.54	9.09		0.48		0.50		2.32		1,833,263		31
12.74	23.58		0.50		0.50		2.49		1,840,606		31
10.55	4.67		0.50		0.51		2.31		1,680,159		24
10.30	(12.00)		0.50		0.51		1.79		1,808,434		104
14.01	12.89		0.49		0.49		1.56		2,293,947		47

13.98	5.08	(e)	1.22	(f)	1.24	(f)	1.74	(f)	37,014		21	(e)
13.42	8.26		1.24		1.25		1.58		42,256		31
12.63	22.66		1.25		1.25		1.74		54,274		31
10.46	3.87		1.25		1.26		1.52		65,190		24
10.21	(12.62)		1.25		1.26		1.02		135,989		104
13.90	12.01		1.24		1.24		0.78		223,713		47

14.10	5.52	(e)	0.32	(f)	0.34	(f)	2.63	(f)	6,447		21	(e)
13.54	9.25		0.33		0.35		2.47		6,753		31
12.74	23.76		0.35		0.35		2.64		7,380		31
10.55	4.81		0.35		0.36		2.44		7,625		24
10.30	(11.88)		0.35		0.36		1.89		27,902		104
14.01	13.06		0.34		0.34		1.73		84,162		47

14.21	5.69	(e)	0.15	(f)	0.17	(f)	2.78	(f)	58		21	(e)
13.63	9.38		0.16		0.18		2.64		56		31
12.82	23.94		0.17		0.17		2.82		53		31
10.61	5.02		0.17		0.18		2.64		44		24
10.35	(11.64)		0.17		0.18		2.15		42		104
14.05	13.25		0.17		0.17		1.18		58		47

14.10	5.58	(e)	0.22	(f)	0.24	(f)	2.70	(f)	75,223		21	(e)
13.54	9.36		0.23		0.25		2.58		65,165		31
12.74	23.88		0.25		0.25		2.74		59,908		31
10.55	4.93		0.25		0.26		2.53		56,235		24
10.30	(11.78)		0.25		0.26		2.07		56,783		104
14.00	13.26		0.24		0.24		1.81		41,327		47

15.00	4.06	(e)	0.67	(f)	0.69	(f)	4.36	(f)	–	(g)	21	(e)
13.45	8.86		0.68		0.70		2.11		148		31
12.66	23.24		0.70		0.70		2.26		118		31
10.49	4.49		0.70		0.71		2.07		350		24
10.24	(12.17)		0.70		0.71		1.63		340		104
13.93	12.72		0.69		0.69		1.37		820		47

See Notes to Financial Statements.	11

Financial Highlights (concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2026(d)	$13.99	$0.15	$0.47	$0.62	$(0.03)	$–	$(0.03)
11/30/2025	13.15	0.26	0.86	1.12	(0.28)	–	(0.28)
11/30/2024	10.88	0.26	2.24	2.50	(0.23)	–	(0.23)
11/30/2023	10.62	0.21	0.25	0.46	(0.20)	–	(0.20)
11/30/2022	14.36	0.16	(1.64)	(1.48)	(0.85)	(1.41)	(2.26)
11/30/2021	13.46	0.18	1.45	1.63	(0.46)	(0.27)	(0.73)
Class R3
5/31/2026(d)	13.50	0.15	0.45	0.60	(0.03)	–	(0.03)
11/30/2025	12.71	0.26	0.83	1.09	(0.30)	–	(0.30)
11/30/2024	10.53	0.26	2.16	2.42	(0.24)	–	(0.24)
11/30/2023	10.28	0.21	0.25	0.46	(0.21)	–	(0.21)
11/30/2022	13.98	0.17	(1.60)	(1.43)	(0.86)	(1.41)	(2.27)
11/30/2021	13.12	0.18	1.42	1.60	(0.47)	(0.27)	(0.74)
Class R4
5/31/2026(d)	13.54	0.17	0.43	0.60	(0.04)	–	(0.04)
11/30/2025	12.74	0.30	0.83	1.13	(0.33)	–	(0.33)
11/30/2024	10.55	0.29	2.17	2.46	(0.27)	–	(0.27)
11/30/2023	10.30	0.24	0.24	0.48	(0.23)	–	(0.23)
11/30/2022	14.01	0.19	(1.60)	(1.41)	(0.89)	(1.41)	(2.30)
11/30/2021	13.15	0.21	1.43	1.64	(0.51)	(0.27)	(0.78)
Class R5
5/31/2026(d)	13.57	0.19	0.42	0.61	(0.04)	–	(0.04)
11/30/2025	12.77	0.33	0.83	1.16	(0.36)	–	(0.36)
11/30/2024	10.58	0.32	2.17	2.49	(0.30)	–	(0.30)
11/30/2023	10.33	0.26	0.25	0.51	(0.26)	–	(0.26)
11/30/2022	14.03	0.22	(1.60)	(1.38)	(0.91)	(1.41)	(2.32)
11/30/2021	13.17	0.25	1.42	1.67	(0.54)	(0.27)	(0.81)
Class R6
5/31/2026(d)	13.61	0.19	0.43	0.62	(0.04)	–	(0.04)
11/30/2025	12.80	0.34	0.83	1.17	(0.36)	–	(0.36)
11/30/2024	10.59	0.33	2.18	2.51	(0.30)	–	(0.30)
11/30/2023	10.33	0.27	0.25	0.52	(0.26)	–	(0.26)
11/30/2022	14.04	0.23	(1.61)	(1.38)	(0.92)	(1.41)	(2.33)
11/30/2021	13.17	0.26	1.43	1.69	(0.55)	(0.27)	(0.82)

(a)	Does not include expenses of the Affiliated Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount is less than $1,000.

12	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:

Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.58	5.29	(e)	0.82	(f)	0.84	(f)	2.13	(f)	$1,041	21	(e)
13.99	8.72		0.83		0.85		1.96		1,043	31
13.15	23.16		0.85		0.85		2.14		900	31
10.88	4.25		0.84		0.85		2.01		802	24
10.62	(12.29)		0.85		0.86		1.44		593	104
14.36	12.55		0.84		0.84		1.23		686	47

14.07	5.40	(e)	0.72	(f)	0.74	(f)	2.22	(f)	47,066	21	(e)
13.50	8.76		0.73		0.75		2.07		45,233	31
12.71	23.22		0.75		0.75		2.25		44,391	31
10.53	4.42		0.74		0.75		2.05		47,059	24
10.28	(12.17)		0.75		0.76		1.53		37,063	104
13.98	12.62		0.74		0.74		1.30		49,825	47

14.10	5.44	(e)	0.47	(f)	0.49	(f)	2.47	(f)	13,526	21	(e)
13.54	9.09		0.48		0.50		2.32		13,086	31
12.74	23.58		0.50		0.50		2.49		13,293	31
10.55	4.67		0.50		0.51		2.31		11,333	24
10.30	(12.00)		0.50		0.51		1.79		11,617	104
14.01	12.88		0.49		0.49		1.54		14,343	47

14.14	5.64	(e)	0.21	(f)	0.23	(f)	2.75	(f)	54	21	(e)
13.57	9.33		0.23		0.24		2.59		59	31
12.77	23.81		0.25		0.25		2.73		114	31
10.58	4.91		0.25		0.26		2.54		100	24
10.33	(11.69)		0.25		0.26		2.08		158	104
14.03	13.15		0.24		0.24		1.78		186	47

14.19	5.70	(e)	0.16	(f)	0.18	(f)	2.80	(f)	12,664	21	(e)
13.61	9.39		0.17		0.18		2.63		13,185	31
12.80	23.98		0.18		0.18		2.80		12,638	31
10.59	5.03		0.17		0.18		2.65		10,701	24
10.33	(11.73)		0.17		0.18		2.12		10,119	104
14.04	13.26		0.17		0.17		1.88		11,969	47

See Notes to Financial Statements.	13

Financial Highlights

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
5/31/2026(d)	$17.29	$0.29	$0.15	$0.44	$(0.06)	$17.67
11/30/2025	16.52	0.54	0.80	1.34	(0.57)	17.29
11/30/2024	14.60	0.54	1.90	2.44	(0.52)	16.52
11/30/2023	14.60	0.45	– (g)	0.45	(0.45)	14.60
11/30/2022	17.39	0.35	(2.24)	(1.89)	(0.90)	14.60
11/30/2021	16.47	0.32	1.21	1.53	(0.61)	17.39
Class C
5/31/2026(d)	17.67	0.23	0.22	0.45	(0.05)	18.07
11/30/2025	16.86	0.43	0.82	1.25	(0.44)	17.67
11/30/2024	14.89	0.43	1.94	2.37	(0.40)	16.86
11/30/2023	14.87	0.35	– (g)	0.35	(0.33)	14.89
11/30/2022	17.68	0.24	(2.27)	(2.03)	(0.78)	14.87
11/30/2021	16.74	0.18	1.23	1.41	(0.47)	17.68
Class F
5/31/2026(d)	17.29	0.31	0.14	0.45	(0.06)	17.68
11/30/2025	16.52	0.57	0.79	1.36	(0.59)	17.29
11/30/2024	14.60	0.56	1.91	2.47	(0.55)	16.52
11/30/2023	14.60	0.48	(0.01)	0.47	(0.47)	14.60
11/30/2022	17.39	0.37	(2.24)	(1.87)	(0.92)	14.60
11/30/2021	16.47	0.34	1.22	1.56	(0.64)	17.39
Class F3
5/31/2026(d)	17.25	0.32	0.13	0.45	(0.06)	17.64
11/30/2025	16.47	0.62	0.77	1.39	(0.61)	17.25
11/30/2024	14.55	0.59	1.89	2.48	(0.56)	16.47
11/30/2023	14.54	0.50	– (g)	0.50	(0.49)	14.55
11/30/2022	17.32	0.41	(2.25)	(1.84)	(0.94)	14.54
11/30/2021	16.40	0.37	1.21	1.58	(0.66)	17.32
Class I
5/31/2026(d)	17.16	0.31	0.13	0.44	(0.06)	17.54
11/30/2025	16.40	0.58	0.79	1.37	(0.61)	17.16
11/30/2024	14.50	0.58	1.88	2.46	(0.56)	16.40
11/30/2023	14.50	0.48	0.01 (h)	0.49	(0.49)	14.50
11/30/2022	17.28	0.39	(2.23)	(1.84)	(0.94)	14.50
11/30/2021	16.37	0.36	1.20	1.56	(0.65)	17.28
Class R2
5/31/2026(d)	17.95	0.27	0.19	0.46	(0.05)	18.36
11/30/2025	17.08	0.53	0.81	1.34	(0.47)	17.95
11/30/2024	15.09	0.50	1.96	2.46	(0.47)	17.08
11/30/2023	15.06	0.42	0.01 (h)	0.43	(0.40)	15.09
11/30/2022	17.92	0.31	(2.32)	(2.01)	(0.85)	15.06
11/30/2021	16.95	0.26	1.25	1.51	(0.54)	17.92

14	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)						Supplemental Data:

Total return(c) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

3.96	(e)	0.47	(f)	0.50	(f)	3.37	(f)	$648,011	27	(e)
8.34		0.49		0.50		3.30		647,494	27
17.00		0.50		0.51		3.45		657,913	32
3.10		0.50		0.51		3.13		638,171	19
(11.23)		0.49		0.50		2.30		734,968	83
9.43		0.48		0.49		1.81		855,806	40

3.57	(e)	1.23	(f)	1.25	(f)	2.63	(f)	18,308	27	(e)
7.56		1.24		1.25		2.56		21,693	27
16.10		1.25		1.26		2.71		33,181	32
2.35		1.25		1.26		2.35		44,457	19
(11.92)		1.25		1.25		1.50		92,856	83
8.66		1.23		1.24		1.03		188,842	40

4.09	(e)	0.32	(f)	0.35	(f)	3.52	(f)	12,204	27	(e)
8.50		0.34		0.35		3.45		12,488	27
17.17		0.35		0.36		3.61		13,914	32
3.24		0.35		0.36		3.27		15,635	19
(11.10)		0.34		0.35		2.35		54,006	83
9.59		0.33		0.34		1.95		176,727	40

4.15	(e)	0.16	(f)	0.18	(f)	3.68	(f)	170	27	(e)
8.69		0.18		0.19		3.79		166	27
17.34		0.19		0.20		3.76		625	32
3.45		0.18		0.19		3.45		541	19
(10.98)		0.18		0.18		2.59		541	83
9.76		0.17		0.18		2.11		1,735	40

4.12	(e)	0.22	(f)	0.25	(f)	3.62	(f)	95,606	27	(e)
8.61		0.24		0.25		3.54		96,027	27
17.27		0.25		0.26		3.70		90,343	32
3.38		0.25		0.26		3.37		88,548	19
(11.02)		0.24		0.25		2.65		98,929	83
9.70		0.23		0.24		2.05		37,860	40

3.79	(e)	0.83	(f)	0.85	(f)	3.02	(f)	49	27	(e)
8.01		0.84		0.85		3.13		46	27
16.58		0.85		0.86		3.09		447	32
2.71		0.85		0.86		2.81		275	19
(11.54)		0.84		0.85		2.00		174	83
9.06		0.83		0.83		1.46		140	40

See Notes to Financial Statements.	15

Financial Highlights (concluded)

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gain/(loss)		Total from investment operations	Net investment income	Net asset value, end of period
Class R3
5/31/2026(d)	$17.30	$0.27	$0.16		$0.43	$(0.05)	$17.68
11/30/2025	16.52	0.50	0.81		1.31	(0.53)	17.30
11/30/2024	14.60	0.50	1.91		2.41	(0.49)	16.52
11/30/2023	14.60	0.42	–	(g)	0.42	(0.42)	14.60
11/30/2022	17.39	0.31	(2.24)		(1.93)	(0.86)	14.60
11/30/2021	16.47	0.27	1.21		1.48	(0.56)	17.39
Class R4
5/31/2026(d)	17.29	0.29	0.15		0.44	(0.06)	17.67
11/30/2025	16.52	0.54	0.80		1.34	(0.57)	17.29
11/30/2024	14.60	0.54	1.90		2.44	(0.52)	16.52
11/30/2023	14.60	0.45	–	(g)	0.45	(0.45)	14.60
11/30/2022	17.39	0.35	(2.24)		(1.89)	(0.90)	14.60
11/30/2021	16.47	0.31	1.22		1.53	(0.61)	17.39
Class R5
5/31/2026(d)	17.18	0.31	0.13		0.44	(0.06)	17.56
11/30/2025	16.41	0.59	0.79		1.38	(0.61)	17.18
11/30/2024	14.51	0.58	1.88		2.46	(0.56)	16.41
11/30/2023	14.51	0.49	–	(g)	0.49	(0.49)	14.51
11/30/2022	17.28	0.39	(2.22)		(1.83)	(0.94)	14.51
11/30/2021	16.38	0.36	1.19		1.55	(0.65)	17.28
Class R6
5/31/2026(d)	17.25	0.32	0.12		0.44	(0.06)	17.63
11/30/2025	16.47	0.59	0.80		1.39	(0.61)	17.25
11/30/2024	14.55	0.59	1.89		2.48	(0.56)	16.47
11/30/2023	14.54	0.49	0.01	(h)	0.50	(0.49)	14.55
11/30/2022	17.32	0.40	(2.24)		(1.84)	(0.94)	14.54
11/30/2021	16.40	0.37	1.21		1.58	(0.66)	17.32

(a)	Does not include expenses of the Affiliated Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount is less than $0.01.
(h)	Realized and unrealized gain/(loss) per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statement of Operations, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

16	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)						Supplemental Data:

Total return(c) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

3.82	(e)	0.72	(f)	0.75	(f)	3.13	(f)	$11,806	27	(e)
8.13		0.74		0.75		3.05		12,489	27
16.70		0.75		0.76		3.20		13,943	32
2.84		0.75		0.76		2.88		14,176	19
(11.46)		0.74		0.75		2.02		14,878	83
9.15		0.73		0.74		1.56		20,699	40

3.95	(e)	0.47	(f)	0.50	(f)	3.37	(f)	2,193	27	(e)
8.34		0.49		0.50		3.29		2,176	27
16.99		0.50		0.51		3.47		2,087	32
3.10		0.50		0.51		3.12		2,241	19
(11.23)		0.49		0.50		2.29		2,489	83
9.43		0.48		0.49		1.80		3,435	40

4.11	(e)	0.20	(f)	0.23	(f)	3.64	(f)	14	27	(e)
8.67		0.21		0.23		3.57		14	27
17.25		0.23		0.23		3.73		14	32
3.38		0.24		0.25		3.38		12	19
(11.02)		0.24		0.24		2.56		47	83
9.76		0.23		0.23		2.06		53	40

4.10	(e)	0.17	(f)	0.19	(f)	3.69	(f)	1,366	27	(e)
8.69		0.17		0.19		3.53		1,367	27
17.35		0.19		0.20		3.75		483	32
3.45		0.18		0.19		3.41		313	19
(10.98)		0.18		0.19		2.62		1,015	83
9.76		0.17		0.18		2.11		1,159	40

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of thirteen funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6

Multi-Asset Balanced Opportunity Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Income Fund’s investment objective is to seek a high level of current income. The Funds invest principally in “Affiliated Funds”, which consist of other registered mutual funds managed by Lord, Abbett & Co. LLC (“Lord Abbett”) and the Lord Abbett Private Credit Fund (“PCF”), which is a non-diversified, closed-end management investment company which elected to be regulated as a business development company under the 1940 Act.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the class C shares have been held at least eight years.

Basis of Preparation

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited)(continued)

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available.

The CODM for the Funds is the Investment Committee of Lord Abbett, which represents the highest-level body responsible for evaluating each Fund’s operating performance and making decisions regarding resource allocation. The Investment Committee regularly reviews each Fund’s operating results, including investment performance and financial information, in making strategic and operational decisions.

The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Affiliated Funds, with the exception of the PCF, are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the PCF are valued at its NAV each month end. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may

Notes to Financial Statements (unaudited)(continued)

use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of May 31, 2026 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

Notes to Financial Statements (unaudited)(continued)

(c)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed each Fund’s tax positions for all open tax years and has determined that as of May 31, 2026, no liability for Federal Income tax is required in each Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(e)	Investment Income–Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(f)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, each Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

Because the Funds’ repurchase agreements are not subject to master netting arrangements, no offsetting disclosures have been presented for these transactions.

(g)	Restricted Securities–Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

(h)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

3.	DERIVATIVE TRANSACTIONS

Derivatives–During the six months ended May 31, 2026, the Funds used derivative instruments including futures contracts in connection with their investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.

Notes to Financial Statements (unaudited)(continued)

Futures Contracts–The Funds may enter into futures contracts to manage and hedge interest rate risk associated with portfolio investments. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Net change in unrealized appreciation/(depreciation) on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedules of Investments, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

Summary of Derivatives Information–The following tables present the effect of derivatives for each Fund on the Statements of Operations for the six months ended May 31, 2026:

	Multi-Asset Balanced Opportunity Fund
	Statements of Operations Location	Equity Risk
Amount of Realized Gain/(Loss) on Derivatives
Futures Contracts	Net realized gain/(loss) on futures contracts	$(802,699)
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(1,500,531)
Average derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts		203

Notes to Financial Statements (unaudited)(continued)

	Multi-Asset Income Fund
	Statements of Operations Location	Equity Risk
Amount of Realized Gain/(Loss) on Derivatives
Futures Contracts	Net realized gain/(loss) on futures contracts	$(337,395)
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(388,315)
Average derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts		46

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management fee agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at an annual rate of .10%.

For the six months ended May 31, 2026, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Fund	Net Effective Management Fee
Multi-Asset Balanced Opportunity Fund	.08%
Multi-Asset Income Fund	.08%

For the Funds’ investment in the PCF, Lord Abbett has voluntarily agreed to waive management fees in an amount sufficient to offset the respective management fee that Lord Abbett collects from the PCF. Lord Abbett voluntarily waived the following management fees for the six months ended May 31, 2026:

Fund	Management Fee
Multi-Asset Balanced Opportunity Fund	$212,859
Multi-Asset Income Fund	93,126

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived certain fees and expenses during the six months ended May 31, 2026:

Amount
Multi-Asset Balanced Opportunity Fund	$17,344
Multi-Asset Income Fund	10,373

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the 1940 Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)	Class P(2)	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	Applicable to Multi-Asset Balanced Opportunity Fund only.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the six months ended May 31, 2026:

	Distributor Commissions	Dealers’ Concessions
Multi-Asset Balanced Opportunity Fund	$44,757	$596,542
Multi-Asset Income Fund	12,761	146,521

The Distributor received the following amounts of CDSCs for the six months ended May 31, 2026:

	Class A	Class C
Multi-Asset Balanced Opportunity Fund	$3,464	$6,030
Multi-Asset Income Fund	464	327

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended May 31, 2026 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Multi-Asset Balanced Opportunity Fund	$25,054,504	$–	$–	$25,054,504
Multi-Asset Income Fund	13,428,015	–	–	13,428,015

The tax character of distributions paid during the fiscal year ended November 30, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Multi-Asset Balanced Opportunity Fund	$51,060,186	$–	$–	$51,060,186
Multi-Asset Income Fund	27,057,912	–	–	27,057,912

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Multi-Asset Balanced Opportunity Fund	$(50,254,719)	$–	$(50,254,719)
Multi-Asset Income Fund	(42,739,313)	(35,370,762)	(78,110,075)

As of May 31 2026, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, certain distributions, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Multi-Asset Balanced Opportunity Fund	$1,757,167,714	$321,560,758	$(17,855,482)	$303,705,276
Multi-Asset Income Fund	735,468,614	63,929,814	(9,002,590)	54,927,224

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2026 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Multi-Asset Balanced Opportunity Fund	$–	$439,792,382	$–	$431,269,140
Multi-Asset Income Fund	–	214,498,449	–	223,934,588

Notes to Financial Statements (unaudited)(continued)

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended May 31, 2026, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.	TRANSACTIONS WITH AFFILIATED FUNDS

An affiliated fund is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying fund at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund had the following transactions with affiliated funds during the six months ended May 31, 2026:

					Multi-Asset Balanced Opportunity Fund
Affiliated funds	Value at 11/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 5/31/2026	Shares as of 5/31/2026	Dividend Income	Capital Gain Distributions
Lord Abbett Affiliated Fund, Inc.-Class I	$184,628,949	$12,215,920	$(25,918,681)	$6,483,721	$(1,347,283)	$176,062,626	8,028,391	$1,172,675	$11,043,244
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	553,480,742	9,898,274	(249,016,167)	1,716,421	(8,218,848)	307,860,422	33,390,501	10,036,427	–
Lord Abbett Investment Trust-Core Plus Bond Fund-Class I	–	233,972,741	(3,555,000)	(66,231)	(4,498,278)	225,853,232	17,686,236	2,921,339	–

Notes to Financial Statements (unaudited)(continued)

					Multi-Asset Balanced Opportunity Fund
Affiliated funds	Value at 11/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 5/31/2026	Shares as of 5/31/2026	Dividend Income	Capital Gain Distributions
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	$288,939,496	$13,254,180	$(29,181,456)	$9,676,702	$(2,334,563)	$280,354,359	10,352,820	$1,376,157	$11,878,023
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	75,884,032	661,080	(76,955,550)	(4,771,227)	5,181,665	–	–	683,308	–
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	255,464,354	19,280,339	(8,018,000)	2,157,953	(8,852,307)	260,032,339	15,144,574	1,877,141	17,403,198
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	225,125,640	44,834,561	(6,446,000)	2,983,277	12,621,839	279,119,317	4,496,847	–	4,340,424
Lord Abbett Investment Trust-High Yield Fund-Class I	121,924,147	4,378,064	(5,532,130)	(1,022,326)	(345,282)	119,402,473	18,833,198	4,429,199	–
Lord Abbett Securities Trust-International Equity Fund-Class I	90,176,229	4,600,921	(2,933,000)	640,618	13,198,875	105,683,643	4,913,233	1,089,389	3,511,532
Lord Abbett Securities Trust-International Value Fund-Class I	80,333,171	741,809	(2,646,000)	717,581	11,095,227	90,241,788	7,706,387	741,809	–
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	–	83,171,347	(1,448,000)	(17,217)	(889,095)	80,817,035	8,340,251	1,819,911	–
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	53,915,091	895,402	(18,165,156)	10,150	(126,278)	36,529,209	3,645,630	908,942	–

Notes to Financial Statements (unaudited)(continued)

					Multi-Asset Balanced Opportunity Fund
Affiliated funds	Value at 11/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 5/31/2026	Shares as of 5/31/2026	Dividend Income	Capital Gain Distributions
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	$48,708,718	$2,744,887	$(1,454,000)	$(89,945)	$1,950,759	$51,860,419	2,449,713	$219,515	$2,525,372
Lord Abbett Private Credit Fund	36,859,267	9,142,857	–	–	(754,497)	45,247,627	1,825,974	2,273,863	–
Total	$2,015,439,836	$439,792,382	$(431,269,140)	$18,419,477	$16,681,934	$2,059,064,489		$29,549,675	$50,701,793

					Multi-Asset Income Fund
Affiliated funds	Value at 11/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 5/31/2026	Shares as of 5/31/2026	Dividend Income	Capital Gain Distributions
Lord Abbett Affiliated Fund, Inc.-Class I	$41,684,412	$2,759,008	$(9,556,763)	$2,393,900	$(1,311,743)	$35,968,814	1,640,165	$263,005	$2,496,003
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	369,100,011	6,926,109	(137,983,120)	(13,511,130)	8,581,936	233,113,806	25,283,493	7,018,469	–
Lord Abbett Investment Trust-Core Plus Bond Fund-Class I	–	123,328,278	(2,093,000)	(41,554)	(2,340,567)	118,853,157	9,307,216	1,529,985	–
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	64,465,938	2,948,268	(2,768,000)	891,287	798,597	66,336,090	2,449,634	305,196	2,643,073
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	27,822,998	242,386	(28,215,872)	(1,544,144)	1,694,632	–	–	250,539	–
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	59,419,294	20,258,798	(10,825,528)	3,031,288	(3,904,560)	67,979,292	3,959,190	437,084	4,052,262
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	51,480,000	16,625,953	(9,785,876)	5,127,866	(1,739,087)	61,708,856	994,181	–	993,663
Lord Abbett Investment Trust-High Yield Fund-Class I	70,272,685	2,512,223	(3,615,451)	(655,239)	(123,865)	68,390,353	10,787,122	2,541,532	–

Notes to Financial Statements (unaudited)(continued)

					Multi-Asset Income Fund
Affiliated funds	Value at 11/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 5/31/2026	Shares as of 5/31/2026	Dividend Income	Capital Gain Distributions
Lord Abbett Securities Trust-International Equity Fund-Class I	$40,051,892	$1,840,867	$(5,389,363)	$1,123,165	$4,468,116	$42,094,677	1,956,982	$435,874	$1,404,992
Lord Abbett Securities Trust-International Value Fund-Class I	32,086,387	259,376	(5,089,364)	1,225,310	2,992,460	31,474,169	2,687,803	259,376	–
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	–	32,470,846	(687,269)	(9,173)	(345,714)	31,428,690	3,243,415	710,312	–
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	20,560,744	326,337	(7,924,982)	4,489	(46,161)	12,920,427	1,289,464	331,386	–
Lord Abbett Private Credit Fund	16,125,916	4,000,000	–	–	(330,092)	19,795,824	798,863	994,814	–
Total	$793,070,277	$214,498,449	$(223,934,588)	$(1,963,935)	$8,393,952	$790,064,155		$15,077,572	$11,589,993

The Funds intend to obtain exposure to less liquid or illiquid private credit investments, generally involving corporate borrowers, through their investments in pooled investment vehicles, including those managed by Lord Abbett. Typically, private credit investments are not traded in public markets and are illiquid, such that a pooled investment vehicle may not be able to dispose of its holdings for extended periods, which may be several years, or at the price at which such pooled investment vehicles are valuing investments. Such pooled investment vehicles will also be illiquid, and the Funds incur two layers of fees, with Lord Abbett potentially receiving a management fee at both levels. Such pooled investment vehicles may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of such pooled investment vehicles or a Fund indirectly. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of such pooled investment vehicles’ private credit investments will often be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

The Funds’ investment in the PCF are subject to restrictions on transfer. The PCF expects to repurchase shares pursuant to tender offers each quarter, up to 5% of the PCF’s common shares outstanding, using a purchase price equal to the NAV per share as of the last calendar day of the applicable quarter.

Notes to Financial Statements (unaudited)(continued)

There will be no trading market for the Funds’ investment in the PCF. The Schedules of Investments list the PCF as an investment as of period end, but do not include the underlying holdings of the PCF. The Funds indirectly bear the proportionate share of the expenses of the PCF.

11.	INVESTMENT RISKS

The Funds invest principally in the Affiliated Funds and, as a result, a Fund’s performance is directly related to the Affiliated Fund’s performance. Each Fund’s ability to meet its investment objective depends on the ability of the Affiliated Funds to achieve their investment objectives and on the Fund’s particular allocation of assets among the Affiliated Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Affiliated Funds in the proportion in which the Fund invests in them. The value of the Affiliated Funds’ investments and the NAVs of the shares of both the Funds and their Affiliated Funds will fluctuate in response to various market and economic factors related to the domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Affiliated Funds invest.

Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to an Affiliated Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Affiliated Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after an Affiliated Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Affiliated Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid due to such factors as interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, a particular industry or sector, or to the changing prospects of individual companies in which the Affiliated Funds invest. If an Affiliated Fund’s assessment of market conditions or companies held in the Affiliated Fund fails to produce the intended result, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Each Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility and subject to less government supervision, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The cost of a Fund’s potential use of forward currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Affiliated Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

Notes to Financial Statements (unaudited)(continued)

Because Multi-Asset Income Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with fixed income securities. Given Multi-Asset Balanced Opportunity Fund’s more balanced allocation among fixed income funds and equity funds, each will be affected by risks associated with both equity and fixed income investments.

Each Fund may invest in derivatives, either directly or through its Affiliated Funds. Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, heightened counterparty risk, credit risk, and volatility. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful may depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of a Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of each Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments and negatively impact each Fund’s performance and your investment in each Fund.

Notes to Financial Statements (unaudited)(continued)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Multi-Asset Balanced Opportunity Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,994,999	$68,329,891	7,489,343	$95,337,488
Reinvestment of distributions	1,643,462	22,427,467	3,603,926	45,573,452
Shares reacquired	(9,740,301)	(133,415,781)	(20,110,480)	(255,589,373)
Decrease	(3,101,840)	$(42,658,423)	(9,017,211)	$(114,678,434)
Class C Shares
Shares sold	160,530	$2,171,122	314,409	$3,970,098
Reinvestment of distributions	25,685	346,390	69,366	864,934
Shares reacquired	(687,652)	(9,359,627)	(1,531,053)	(19,223,294)
Decrease	(501,437)	$(6,842,115)	(1,147,278)	$(14,388,262)
Class F Shares
Shares sold	4,552	$63,186	59,743	$753,335
Reinvestment of distributions	5,618	76,681	13,324	168,430
Shares reacquired	(51,859)	(709,513)	(153,401)	(1,945,367)
Decrease	(41,689)	$(569,646)	(80,334)	$(1,023,602)
Class I Shares
Shares sold	1,199,243	$16,470,313	2,912,073	$36,483,153
Reinvestment of distributions	69,349	947,198	150,038	1,904,321
Shares reacquired	(748,516)	(10,266,303)	(2,949,847)	(38,370,841)
Increase	520,076	$7,151,208	112,264	$16,633
Class P Shares
Shares sold	115	$1,542	2,198	$27,188
Reinvestment of distributions	45	604	245	3,078
Shares reacquired	(11,195)	(150,355)	(695)	(8,627)
Increase (decrease)	(11,035)	$(148,209)	1,748	$21,640
Class R2 Shares
Shares sold	4,097	$57,986	7,692	$100,179
Reinvestment of distributions	742	10,454	1,553	20,291
Shares reacquired	(7,967)	(113,247)	(3,105)	(41,919)
Increase (decrease)	(3,128)	$(44,807)	6,140	$78,551
Class R3 Shares
Shares sold	113,183	$1,547,294	213,042	$2,686,876
Reinvestment of distributions	37,652	512,378	82,046	1,034,554
Shares reacquired	(154,897)	(2,120,800)	(437,455)	(5,588,684)
Decrease	(4,062)	$(61,128)	(142,367)	$(1,867,254)
Class R4 Shares
Shares sold	64,391	$884,933	108,272	$1,373,413
Reinvestment of distributions	11,974	163,441	25,473	322,273
Shares reacquired	(83,951)	(1,138,778)	(210,317)	(2,664,149)
Decrease	(7,586)	$(90,404)	(76,572)	$(968,463)

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	98	$1,358	305	$3,864
Reinvestment of distributions	55	752	167	2,104
Shares reacquired	(660)	(9,125)	(5,084)	(63,962)
Decrease	(507)	$(7,015)	(4,612)	$(57,994)
Class R6 Shares
Shares sold	35,352	$486,166	120,028	$1,562,455
Reinvestment of distributions	6,066	83,311	12,765	162,203
Shares reacquired	(117,325)	(1,624,009)	(151,321)	(1,930,549)
Decrease	(75,907)	$(1,054,532)	(18,528)	$(205,891)

Multi-Asset Income Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,122,532	$19,551,807	2,457,531	$40,617,017
Reinvestment of distributions	606,770	10,544,600	1,285,238	21,193,459
Shares reacquired	(2,507,719)	(43,648,780)	(6,131,076)	(101,264,988)
Decrease	(778,417)	$(13,552,373)	(2,388,307)	$(39,454,512)
Class C Shares
Shares sold	51,448	$913,820	86,605	$1,458,605
Reinvestment of distributions	14,098	250,260	41,059	688,839
Shares reacquired	(280,071)	(4,979,537)	(868,092)	(14,640,887)
Decrease	(214,525)	$(3,815,457)	(740,428)	$(12,493,443)
Class F Shares
Shares sold	5,027	$86,900	34,813	$579,496
Reinvestment of distributions	11,733	204,002	26,056	429,668
Shares reacquired	(48,416)	(840,952)	(181,144)	(3,007,812)
Decrease	(31,656)	$(550,050)	(120,275)	$(1,998,648)
Class F3 Shares
Shares sold	6	$85	2,987	$50,250
Reinvestment of distributions	152	2,641	240	3,957
Shares reacquired	(127)	(2,202)	(31,553)	(501,534)
Increase (decrease)	31	$524	(28,326)	$(447,327)
Class I Shares
Shares sold	315,939	$5,455,539	1,035,728	$17,202,254
Reinvestment of distributions	101,084	1,744,219	201,957	3,307,846
Shares reacquired	(560,969)	(9,685,584)	(1,152,380)	(18,930,915)
Increase (decrease)	(143,946)	$(2,485,826)	85,305	$1,579,185

Notes to Financial Statements (unaudited)(concluded)

Multi-Asset Income Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	76	$1,364	5,771	$97,367
Reinvestment of distributions	38	686	558	9,381
Shares reacquired	—	—	(29,934)	(514,946)
Increase (decrease)	114	$2,050	(23,605)	$(408,198)
Class R3 Shares
Shares sold	19,629	$338,821	34,961	$573,626
Reinvestment of distributions	10,826	188,210	25,565	421,279
Shares reacquired	(84,720)	(1,474,673)	(182,454)	(3,028,410)
Decrease	(54,265)	$(947,642)	(121,928)	$(2,033,505)
Class R4 Shares
Shares sold	9,456	$164,797	18,641	$310,447
Reinvestment of distributions	2,110	36,689	4,506	74,364
Shares reacquired	(13,340)	(233,359)	(23,661)	(399,275)
Decrease	(1,774)	$(31,873)	(514)	$(14,464)
Class R6 Shares
Shares sold	4,993	$86,472	60,004	$995,931
Reinvestment of distributions	1,256	21,783	1,479	24,551
Shares reacquired	(8,045)	(140,666)	(11,529)	(192,640)
Increase (decrease)	(1,796)	$(32,411)	49,954	$827,842

Investments in Affiliated Funds (unaudited)

The Funds invest in Affiliated Funds managed by Lord Abbett. As of May 31, 2026, each Fund’s long-term investments were allocated among the Affiliated Funds as follows:

Multi-Asset Balanced Opportunity Fund:

Affiliated Fund Name	%
Lord Abbett Affiliated Fund, Inc.-Class I	8.55%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	14.95%
Lord Abbett Investment Trust-Core Plus Bond Fund-Class I	10.97%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	13.62%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	12.63%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	13.56%
Lord Abbett Investment Trust-High Yield Fund-Class I	5.80%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.13%
Lord Abbett Securities Trust-International Value Fund-Class I	4.38%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	3.92%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	1.77%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	2.52%
Lord Abbett Private Credit Fund	2.20%
Total	100.00%

Multi-Asset Income Fund:

Affiliated Fund Name	%
Lord Abbett Affiliated Fund, Inc.-Class I	4.55%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	29.51%
Lord Abbett Investment Trust-Core Plus Bond Fund-Class I	15.04%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	8.40%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	7.81%
Lord Abbett Investment Trust-High Yield Fund-Class I	8.66%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.33%
Lord Abbett Securities Trust-International Value Fund-Class I	3.98%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	3.98%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	1.63%
Lord Abbett Private Credit Fund	2.51%
Total	100.00%

Each Affiliated Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Affiliated Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Affiliated Fund, with the exception of PCF, is also filed with the SEC on Form N-PORT as of the end of each respective Affiliated Fund’s first and third quarters. With respect to PCF, a complete schedule of holdings is filed in its quarterly reports on Form 10-Q and annual reports on Form 10-K. In addition, on or about the first day of the second month following each calendar quarter-end, each Affiliated Fund, with the exception of PCF, makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

Investment Trust – Fund of Funds Book

(Lord Abbett Multi-Asset Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund)

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of two appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds-of-funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Funds; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, risk oversight and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and two appropriate benchmarks as of various periods ended June 30, 2025. As to Multi-Asset Balanced Opportunity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods but below the median of the performance peer group for the ten-year period. As to Multi-Asset Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods and equal to the median of the performance peer group for the ten-year period. In both cases, the Board considered Lord Abbett’s explanation of the Fund’s performance. Additionally, the Board took into account actions taken by Lord Abbett over time to attempt to improve fund performance of other Lord Abbett Funds, which would benefit the Funds through their investments in those Funds. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and strategy, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that while the net total expense ratio of the Fund was above the median of the expense peer group, the Fund’s actual management fee (excluding underlying fund fees) was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for each Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including the administrative services it provides to the Fund, and reviewed Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from any such economies of scale, and whether, where applicable, there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also considered that Lord Abbett accrues certain benefits from sponsoring funds that invest in other Lord Abbett Funds and the fees that Lord Abbett receives from the underlying Funds. The Board also noted that Lord Abbett has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions, including its mutual fund clients.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust Lord Abbett Multi-Asset Balanced Opportunity Fund Lord Abbett Multi-Asset Income Fund	LASAF-3 (07/26)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Convertible Fund
Core Fixed Income Fund
Core Plus Bond Fund
Floating Rate Fund
High Yield Fund
Income Fund
Inflation Focused Fund
Short Duration Core Bond Fund
Short Duration Income Fund
Total Return Fund
Ultra Short Bond Fund

For the six-month period ended May 31, 2026

Table of Contents

Schedules of Investments (Item 7)

1	Convertible Fund

8	Core Fixed Income Fund

31	Core Plus Bond Fund

61	Floating Rate Fund

96	High Yield Fund

129	Income Fund

156	Inflation Focused Fund

195	Short Duration Core Bond Fund

218	Short Duration Income Fund

274	Total Return Fund

300	Ultra Short Bond Fund

334	Statements of Assets and Liabilities (Item 7)

344	Statements of Operations (Item 7)

352	Statements of Changes in Net Assets (Item 7)

360	Financial Highlights (Item 7)

404	Notes to Financial Statements (Item 7)

457	Changes in and Disagreements with Accountants (Item 8)

457	Proxy Disclosures (Item 9)

457	Remuneration Paid to Trustees, Officers, and Others (Item 10)

457	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

CONVERTIBLE FUND May 31, 2026

Investments			Shares	Fair Value
LONG-TERM INVESTMENTS 99.89%

COMMON STOCKS 1.24%

Communications Equipment 0.50%
Applied Optoelectronics, Inc.*			22,680	$3,592,739

Electronic Equipment, Instruments & Components 0.74%
nLight, Inc.*			71,500	5,299,580
Total Common Stocks (cost $5,790,059)				8,892,319

	Interest Rate	Maturity Date	Principal Amount

CONVERTIBLE BONDS 84.05%

Aerospace/Defense 0.92%
Intuitive Machines, Inc.†	2.50%	10/1/2030	$1,450,000	5,069,200
Rocket Lab USA, Inc.†	4.25%	2/1/2029	55,000	1,537,387
Total				6,606,587

Auto Manufacturers 0.51%
Rivian Automotive, Inc.	3.625%	10/15/2030	3,525,000	3,656,113

Beverages 1.58%
MGP Ingredients, Inc.	1.875%	11/15/2041	11,650,000	11,358,566

Biotechnology 9.01%
Bridgebio Pharma, Inc.	2.25%	2/1/2029	12,550,000	13,525,048
Celcuity, Inc.	2.75%	8/1/2031	2,567,000	7,105,969
Cogent Biosciences, Inc.	1.625%	11/15/2031	3,725,000	4,363,838
Cytokinetics, Inc.†	1.75%	10/1/2031	5,300,000	7,454,866
Ionis Pharmaceuticals, Inc.†	Zero Coupon	12/1/2030	10,125,000	10,605,068
PTC Therapeutics, Inc.	1.50%	9/15/2026	3,200,000	4,560,235
Revolution Medicines, Inc.	0.50%	5/1/2033	5,600,000	6,506,500
Travere Therapeutics, Inc.	0.50%	5/15/2032	10,100,000	10,680,836
Total				64,802,360

Commercial Services 1.96%
Euronet Worldwide, Inc.†	0.625%	10/1/2030	15,650,000	14,075,219

Computers 9.12%
Lumentum Holdings, Inc.	0.50%	6/15/2028	1,895,000	12,330,765
Okta, Inc.	0.375%	6/15/2026	4,600,000	4,612,650
Seagate HDD Cayman (Cayman Islands)(a)	3.50%	6/1/2028	430,000	4,571,532

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Computers (continued)
Western Digital Corp.	3.00%	11/15/2028	$2,135,000	$29,988,637
Zscaler, Inc.†	Zero Coupon	7/15/2028	15,300,000	14,077,256
Total				65,580,840

Diversified Financial Services 2.30%
SoFi Technologies, Inc.†	Zero Coupon	10/15/2026	15,975,000	16,514,878

Electric 2.06%
PPL Capital Funding, Inc.	2.875%	3/15/2028	5,170,000	5,758,087
Southern Co.	4.50%	6/15/2027	8,315,000	9,032,169
Total				14,790,256

Electronics 0.95%
Advanced Energy Industries, Inc.	2.50%	9/15/2028	3,060,000	6,809,023

Energy-Alternate Sources 1.82%
Enphase Energy, Inc.	Zero Coupon	3/1/2028	14,000,000	13,058,793

Engineering & Construction 1.39%
Granite Construction, Inc.	3.25%	6/15/2030	5,440,000	10,034,896

Entertainment 2.16%
IMAX Corp. (Canada)†(a)	0.75%	11/15/2030	3,425,000	3,913,919
Live Nation Entertainment, Inc.	2.875%	1/15/2030	4,925,000	5,644,050
Live Nation Entertainment, Inc.	3.125%	1/15/2029	3,600,000	5,964,120
Total				15,522,089

Equity Real Estate 3.77%
Redfin Corp.	0.50%	4/1/2027	28,150,000	27,122,525

Health Care-Products 1.47%
Guardant Health, Inc.†	Zero Coupon	5/15/2033	7,740,000	10,564,807

Home Builders 1.37%
Meritage Homes Corp.	1.75%	5/15/2028	10,000,000	9,830,000

Internet 4.28%
Alibaba Group Holding Ltd. (Hong Kong)(a)	Zero Coupon	9/15/2032	7,325,000	7,130,887
Sea Ltd. (Singapore)(a)	0.25%	9/15/2026	21,950,000	21,721,711
Wayfair, Inc.	3.25%	9/15/2027	1,485,000	1,953,518
Total				30,806,116

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Investment Companies 2.85%
IREN Ltd. (Australia)†(a)	1.00%	12/1/2033	$4,773,000	$5,228,822
Terawulf, Inc.†	Zero Coupon	5/1/2032	1,200,000	1,831,822
Terawulf, Inc.†	1.00%	9/1/2031	6,000,000	13,450,724
Total				20,511,368

Machinery: Construction & Mining 3.27%
Bloom Energy Corp.†	Zero Coupon	11/15/2030	8,200,000	14,276,200
BWX Technologies, Inc.†	Zero Coupon	11/1/2030	8,975,000	9,239,762
Total				23,515,962

Mining 1.07%
Centrus Energy Corp.†	Zero Coupon	8/15/2032	2,650,000	2,863,656
MP Materials Corp.†	3.00%	3/1/2030	1,575,000	4,855,725
Total				7,719,381

Oil & Gas 1.07%
Borr Drilling Ltd.†	3.50%	5/1/2033	7,872,000	7,726,368

Oil & Gas Services 0.41%
Solaris Energy Infrastructure, Inc.	0.25%	10/1/2031	2,000,000	2,940,000

Pharmaceuticals 0.83%
Mirum Pharmaceuticals, Inc.†	Zero Coupon	6/1/2032	6,000,000	6,006,000

REITS 2.07%
Welltower OP LLC†	3.125%	7/15/2029	9,060,000	14,885,580

Semiconductors 5.04%
Amkor Technology, Inc.†	Zero Coupon	7/15/2031	5,000,000	5,283,038
MKS, Inc.	1.25%	6/1/2030	5,410,000	11,929,050
ON Semiconductor Corp.	Zero Coupon	5/1/2027	4,000,000	9,147,000
SiTime Corp.	Zero Coupon	6/15/2031	7,000,000	7,519,418
Wolfspeed, Inc.†	3.50%	3/15/2031	775,000	2,368,788
Total				36,247,294

Software 15.66%
Akamai Technologies, Inc.†	Zero Coupon	5/15/2030	7,000,000	7,301,000
Akamai Technologies, Inc.	0.375%	9/1/2027	9,640,000	13,467,080
Bentley Systems, Inc.	0.375%	7/1/2027	15,000,000	14,392,500
Cloudflare, Inc.†	Zero Coupon	6/15/2030	9,375,000	11,777,812
CoreWeave, Inc.†	1.75%	10/1/2032	16,000,000	19,096,000
Datadog, Inc.	Zero Coupon	12/1/2029	5,334,000	7,392,621
DigitalOcean Holdings, Inc.†	Zero Coupon	8/15/2030	2,245,000	9,067,555

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Software (continued)
Fastly, Inc.†	Zero Coupon	12/15/2030	$2,000,000	$2,910,000
Nebius Group NV (Netherlands)†(a)	2.75%	9/15/2032	3,800,000	7,028,100
Snowflake, Inc.	Zero Coupon	10/1/2027	4,000,000	6,728,804
Strategy, Inc.	Zero Coupon	12/1/2029	10,000,000	9,122,000
Strategy, Inc.	0.625%	9/15/2028	3,500,000	4,308,850
Total				112,592,322

Telecommunications 4.97%
Applied Digital Corp.	2.75%	6/1/2030	1,900,000	9,428,242
AST SpaceMobile, Inc.†	2.00%	1/15/2036	7,680,000	10,593,445
BlackSky Technology, Inc.†	8.25%	8/1/2033	3,675,000	6,408,832
InterDigital, Inc.	3.50%	6/1/2027	1,485,000	4,853,723
Viavi Solutions, Inc.†	0.625%	3/1/2031	1,235,000	4,466,995
Total				35,751,237

Transportation 2.14%
Knight-Swift Transportation Holdings, Inc.†	1.00%	11/15/2031	7,000,000	8,011,500
Scorpio Tankers, Inc. (Monaco)†(a)	1.75%	4/15/2031	7,000,000	7,377,300
Total				15,388,800
Total Convertible Bonds (cost $515,493,560)				604,417,380

	Dividend Rate		Shares

CONVERTIBLE PREFERRED STOCKS 13.23%

Aerospace & Defense 2.08%
Boeing Co.	6.00%		206,010	14,947,056

Banks 2.97%
Bank of America Corp.	7.25%		17,654	21,378,994

Capital Markets 0.31%
KKR & Co., Inc.(b)	6.25%		53,840	2,240,282

Chemicals 1.48%
Albemarle Corp.	7.25%		152,455	10,691,565

Electric: Utilities 2.78%
NextEra Energy, Inc.	7.299%		250,400	13,323,784
NextEra Energy, Inc.	7.375%		140,000	6,662,600
Total				19,986,384

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2026

Investments	Dividend Rate	Shares	Fair Value
Health Care Providers & Services 1.00%
BrightSpring Health Services, Inc.	6.75%	35,000	$7,171,163

Semiconductors & Semiconductor Equipment 0.99%
Microchip Technology, Inc.	7.50%	88,235	7,117,035

Software 1.62%
Oracle Corp.	6.50%	179,863	11,637,136
Total Convertible Preferred Stocks (cost $83,566,188)			95,169,615

		Principal Amount

OTC OPTIONS PURCHASED 1.37%
(cost $10,546,334)			9,829,950
Total Long-Term Investments (cost $615,396,141)			718,309,264

SHORT-TERM INVESTMENTS 1.03%

REPURCHASE AGREEMENTS 0.72%
Repurchase Agreement dated 5/29/2026, 3.250% due 6/1/2026 with Fixed Income Clearing Corp. collateralized by $5,348,900 of U.S. Treasury Bill at 0.000% due 11/27/2026; value: $5,250,558; proceeds: $5,148,956 (cost $5,147,562)		$5,147,562	5,147,562

Time Deposits 0.03%
CitiBank N.A.(c) (cost $223,864)		223,864	223,864

		Shares

Money Market Funds 0.28%
Fidelity Government Portfolio(c) (cost $2,014,778)		2,014,778	2,014,778
Total Short-Term Investments (cost $7,386,204)			7,386,204
Total Investments in Securities 100.92% (cost $622,782,345)			725,695,468
Other Assets and Liabilities – Net (0.92)%			(6,600,960)
Net Assets 100.00%			$719,094,508

REITS	Real Estate Investment Trusts.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2026, the total value of Rule 144A securities was $265,867,624, which represents 36.97% of net assets (see Note 2(n)).
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2026

OTC Options Purchased at May 31, 2026:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
iShares Semiconductor ETF. Put	Goldman Sachs	110,000	9/18/2026	$400.00	$110,000	$993,759
Lumentum Holdings, Inc. Call	Goldman Sachs	60,000	6/18/2026	1,200.00	60,000	412,898
Planet Labs PBC. Call	UBS AG	360,000	7/17/2026	45.00	360,000	4,398,517
Seagate Technology Holdings PLC. Call	Morgan Stanley	25,000	9/18/2026	900.00	25,000	4,024,776
Total OTC Options Purchased						$9,829,950

OTC Written Options at May 31, 2026:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
iShares Semiconductor ETF. Put	Goldman Sachs	(110,000)	9/18/2026	$335.00	$(110,000)	$(368,759)	$(680,900)	$312,141
Lumentum Holdings, Inc. Call	Goldman Sachs	(60,000)	6/18/2026	1,500.00	(60,000)	(69,920)	(1,860,000)	1,790,080
Planet Labs PBC. Call	UBS AG	(90,000)	7/17/2026	60.00	(90,000)	(567,843)	(452,619)	(115,224)
Seagate Technology Holdings PLC. Call	Morgan Stanley	(10,000)	9/18/2026	1,000.00	(10,000)	(1,253,536)	(705,287)	(548,249)
Total OTC Written Options						$(2,260,058)	$(3,698,806)	$1,438,748

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND May 31, 2026

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$8,892,319	$–	$–	$8,892,319
Convertible Bonds	–	604,417,380	–	604,417,380
Convertible Preferred Stocks	–	95,169,615	–	95,169,615
OTC Options Purchased	–	9,829,950	–	9,829,950
Short-Term Investments
Repurchase Agreements	–	5,147,562	–	5,147,562
Time Deposits	–	223,864	–	223,864
Money Market Funds	2,014,778	–	–	2,014,778
Total	$10,907,097	$714,788,371	$–	$725,695,468
Other Financial Instruments
OTC Options Written
Assets	$–	$–	$–	$–
Liabilities	–	(2,260,058)	–	(2,260,058)
Total	$–	$(2,260,058)	$–	$(2,260,058)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 115.00%

ASSET-BACKED SECURITIES 15.49%

Automobiles 8.93%
Bank of America Auto Trust Series 2023-2A Class A3†	5.74%	6/15/2028	$5,957,232	$5,993,508
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	9,323,518	9,383,621
CarMax Auto Owner Trust Series 2024-2 Class B	5.69%	11/15/2029	4,215,000	4,299,525
CarMax Auto Owner Trust Series 2024-3 Class A3	4.89%	7/16/2029	16,468,697	16,567,539
CarMax Auto Owner Trust Series 2024-4 Class A3	4.60%	10/15/2029	7,565,000	7,597,321
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%	5/25/2029	9,356,735	9,416,226
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	1,422,661	1,426,316
Citizens Auto Receivables Trust Series 2023-1 Class A4†	5.78%	10/15/2030	1,790,000	1,804,912
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	4,290,332	4,306,407
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	14,270,000	14,440,375
Consumer Portfolio Services Auto Trust Series 2025-D Class B†	4.48%	4/15/2030	5,852,000	5,847,170
CPS Auto Receivables Trust Series 2026-B Class A†	4.35%	2/15/2030	11,490,428	11,490,144
Drive Auto Receivables Trust Series 2025-2 Class A3	4.14%	9/15/2032	8,460,000	8,459,646
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%	6/15/2029	1,862,148	1,880,986
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	7,080,000	7,188,868
Exeter Automobile Receivables Trust Series 2024-4A Class B	5.29%	8/15/2030	6,006,026	6,018,644
Exeter Automobile Receivables Trust Series 2024-4A Class C	5.48%	8/15/2030	6,550,000	6,605,575
Exeter Automobile Receivables Trust Series 2024-5A Class B	4.48%	4/16/2029	7,211,866	7,218,446
Exeter Automobile Receivables Trust Series 2025-1A Class B	4.91%	8/15/2029	15,330,000	15,395,778
Exeter Automobile Receivables Trust Series 2025-3A Class A3	4.78%	7/16/2029	8,695,000	8,720,942

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Exeter Automobile Receivables Trust Series 2025-4A Class A3	4.39%	9/17/2029	$15,264,000	$15,292,559
Exeter Automobile Receivables Trust Series 2025-5A Class A3	4.24%	11/15/2029	12,225,000	12,230,022
First Investors Auto Owner Trust Series 2025-1A Class B†	4.39%	1/15/2031	13,375,000	13,299,314
Ford Credit Auto Lease Trust Series 2025-A Class B	4.96%	2/15/2029	8,845,000	8,908,712
Ford Credit Auto Lease Trust Series 2026-A Class A3	4.00%	7/15/2029	4,376,000	4,356,711
Ford Credit Auto Owner Trust Series 2023-A Class C	5.51%	9/15/2030	7,250,000	7,303,602
GLS Auto Select Receivables Trust Series 2024-2A Class B†	5.64%	6/17/2030	5,151,000	5,231,948
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class C	5.21%	12/18/2028	4,935,000	4,972,892
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3	5.78%	8/16/2028	6,153,459	6,198,789
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class C	5.43%	12/17/2029	2,815,000	2,852,130
Honda Auto Receivables Owner Trust Series 2023-3 Class A4	5.30%	12/18/2029	1,536,000	1,546,235
Honda Auto Receivables Owner Trust Series 2024-1 Class A3	5.21%	8/15/2028	10,114,202	10,176,507
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	7,015,000	7,047,680
Hyundai Auto Lease Securitization Trust Series 2025-B Class B†	4.94%	8/15/2029	4,365,000	4,389,710
Hyundai Auto Lease Securitization Trust Series 2026-B Class A3†	4.21%	4/16/2029	20,185,000	20,156,695
LAD Auto Receivables Trust Series 2023-1A Class C†	6.18%	12/15/2027	123,422	123,521
LAD Auto Receivables Trust Series 2026-2A Class A3†	4.33%	8/15/2031	12,525,000	12,505,521
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	10,905,000	10,967,647
Nissan Auto Receivables Owner Trust Series 2023-A Class A4	4.85%	6/17/2030	1,385,000	1,391,569
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%	3/15/2028	1,927,940	1,937,957
Octane Receivables Trust Series 2023-3A Class A2†	6.44%	3/20/2029	65,609	65,700

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
PenFed Auto Receivables Owner Trust Series 2024-A Class A4†	4.75%		3/15/2030	$11,124,000	$11,187,551
Prestige Auto Receivables Trust Series 2025-1A Class C†	5.52%		2/15/2030	9,415,000	9,458,262
Santander Drive Auto Receivables Trust Series 2023-5 Class C	6.43%		2/18/2031	7,455,000	7,636,030
Santander Drive Auto Receivables Trust Series 2024-5 Class A3	4.62%		11/15/2028	1,976,252	1,977,992
Santander Drive Auto Receivables Trust Series 2025-2 Class B	4.87%		5/15/2031	6,980,000	7,028,158
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3†	4.55%		6/20/2030	15,960,291	16,013,924
SFS Auto Receivables Securitization Trust Series 2025-1A Class B†	5.11%		2/20/2031	9,011,000	9,111,979
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%		2/15/2029	13,480,000	13,569,103
Westlake Automobile Receivables Trust Series 2026-1A Class A3†	4.01%		7/16/2029	12,815,000	12,784,405
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%		2/15/2029	8,295,880	8,372,758
World Omni Auto Receivables Trust Series 2024-A Class A3	4.86%		3/15/2029	4,755,290	4,776,379
World Omni Automobile Lease Securitization Trust Series 2025-A Class B	4.68%		5/15/2030	9,645,000	9,673,509
World Omni Select Auto Trust Series 2025-A Class A2A	4.14%		5/15/2030	5,019,794	5,022,505
Total					421,629,925

Other 6.56%
720 East CLO VIII Ltd. Series 2025-8A Class A1†	4.985% (3 mo. USD Term SOFR + 1.31%	)#	7/20/2038	10,830,000	10,842,584
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	8,185,000	8,232,349
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	7,500,000	7,463,051
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	7,770,000	7,732,927
ARES Loan Funding V Ltd. Series 2024- ALF5AR Class A1R†(a)	–	(b)	7/25/2037	11,780,000	11,782,945
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	8,890,000	8,895,611
Barrow Hanley CLO III Ltd. Series 2024-3A Class AR†	4.891% (3 mo. USD Term SOFR + 1.27%	)#	4/20/2038	8,980,000	8,997,511

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
BBAM U.S. CLO III Ltd. Series 2023-3A Class A1R†	4.843% (3 mo. USD Term SOFR + 1.17%	)#	10/15/2038	$21,840,000	$21,848,692
Birch Grove CLO 8 Ltd. Series 2024-8A Class A1R†	4.965% (3 mo. USD Term SOFR + 1.29%	)#	4/20/2039	10,070,000	10,103,533
BSPDF Issuer LLC Series 2026-FL4 Class A†	5.10% (1 mo. USD Term SOFR + 1.45%	)#	11/18/2043	7,230,000	7,238,390
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class A3†	4.76%		9/16/2030	6,970,000	7,015,758
Greenacre Park CLO LLC Series 2021-2A Class BR†	5.375% (3 mo. USD Term SOFR + 1.70%	)#	7/20/2038	7,055,000	7,069,674
GreenSky Home Improvement Issuer Trust Series 2026-REV1 Class A†	4.93%		5/15/2041	10,160,000	10,207,965
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	2,276,825	2,256,891
Lendmark Funding Trust Series 2021-1A Class C†	3.41%		11/20/2031	2,095,000	2,010,269
Lendmark Funding Trust Series 2021-2A Class B†	2.37%		4/20/2032	6,465,000	6,112,020
Lendmark Funding Trust Series 2024-2A Class A†	4.47%		2/21/2034	13,177,000	13,121,408
M&T Equipment Notes Series 2025-1A Class A2†	4.70%		12/16/2027	8,559,372	8,583,279
Madison Park Funding XLVII Ltd. Series 2020-47A Class A2R†	5.415% (3 mo. USD Term SOFR + 1.74%	)#	4/19/2037	13,400,000	13,414,820
Mariner Finance Issuance Trust Series 2021-AA Class D†	3.83%		3/20/2036	2,420,000	2,343,324
Mariner Finance Issuance Trust Series 2026-AA Class A†	5.01%		5/20/2039	13,140,000	13,209,524
MF1 LLC Series 2022-FL9 Class A†	5.763% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	2,581,266	2,587,376
MF1 LLC Series 2026-FL22 Class A†	5.06% (1 mo. USD Term SOFR + 1.40%	)#	11/18/2043	11,790,000	11,811,229
OCP CLO Ltd. Series 2024-33AR Class A2R†(a)	–	(b)	7/20/2039	7,000,000	7,001,750
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	201,284	201,413
PEAC Solutions Receivables LLC Series 2024-2A Class A3†	4.65%		10/20/2031	13,870,000	13,905,936

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
PEAC Solutions Receivables LLC Series 2026-1A Class A3†	4.39%		7/20/2033	$8,505,000	$8,465,257
PFP Ltd. Series 2026-14 Class A†(a)	4.97% (1 mo. USD Term SOFR + 1.32%	)#	12/18/2043	7,250,000	7,256,748
PFS Financing Corp. Series 2024-D Class A†	5.34%		4/15/2029	5,247,000	5,299,869
Post Road Equipment Finance LLC Series 2026-1A Class A2†	4.47%		1/18/2033	10,710,000	10,715,652
Rad CLO 23 Ltd. Series 2024-23A Class B1†	5.725% (3 mo. USD Term SOFR + 2.05%	)#	4/20/2037	4,750,000	4,757,192
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	12,536,560	12,705,530
Silver Point CLO 10 Ltd. Series 2025-10A Class A1†	5.123% (3 mo. USD Term SOFR + 1.45%	)#	7/15/2038	11,150,000	11,194,678
Texas Debt Capital CLO Ltd. Series 2024-1A Class B†	5.614% (3 mo. USD Term SOFR + 1.95%	)#	4/22/2037	6,050,000	6,058,779
Verizon Master Trust Series 2023-7 Class A1A	5.67%		11/20/2029	11,908,000	12,000,335
Wellfleet CLO Ltd. Series 2021-1A Class BR†	5.325% (3 mo. USD Term SOFR + 1.65%	)#	4/20/2034	2,310,000	2,311,601
Wind River CLO Ltd. Series 2024-1A Class AR†	4.981% (3 mo. USD Term SOFR + 1.33%	)#	4/20/2037	5,310,000	5,324,263
Total					310,080,133
Total Asset-Backed Securities (cost $731,695,539)					731,710,058

CORPORATE BONDS 34.94%

Aerospace/Defense 0.70%
BAE Systems PLC (United Kingdom)†(c)	5.125%		3/26/2029	9,802,000	9,967,692
Hexcel Corp.	5.875%		2/26/2035	7,862,000	8,135,715
Howmet Aerospace, Inc.	3.75%		3/3/2028	5,289,000	5,233,225
Northrop Grumman Corp.	3.25%		1/15/2028	10,076,000	9,915,360
Total					33,251,992

Agriculture 1.04%
Altria Group, Inc.	4.875%		2/4/2028	13,429,000	13,525,565
BAT Capital Corp.(d)	5.625%		8/15/2035	1,950,000	2,013,240
Imperial Brands Finance PLC (United Kingdom)†(c)	5.50%		2/1/2030	17,069,000	17,504,441
Imperial Brands Finance PLC (United Kingdom)†(c)	5.875%		7/1/2034	3,203,000	3,305,095

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Agriculture (continued)
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%		7/27/2027	$2,897,000	$2,948,228
Japan Tobacco, Inc. (Japan)†(c)	4.85%		5/15/2028	5,397,000	5,438,704
Japan Tobacco, Inc. (Japan)†(c)	5.85%		6/15/2035	4,379,000	4,592,452
Total					49,327,725

Auto Manufacturers 0.32%
Ford Motor Credit Co. LLC	5.303%		9/6/2029	11,569,000	11,587,893
Toyota Motor Credit Corp.	4.55%		9/20/2027	3,619,000	3,638,249
Total					15,226,142

Banks 8.31%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	7,800,000	7,048,723
Banco Internacional del Peru SAA Interbank (Peru)†(c)	4.80%		7/15/2031	6,076,000	5,982,673
Banco Nacional de Comercio Exterior SNC (Cayman Islands)†(c)	5.875%		5/7/2030	9,433,000	9,629,206
Banco Santander Chile (Chile)†(c)	4.55%		11/20/2030	6,460,000	6,387,325
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%	)#	7/21/2028	14,259,000	14,137,531
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	18,874,000	18,705,471
Bank of America Corp.	5.872% (SOFR + 1.84%	)#	9/15/2034	10,000,000	10,485,089
Bank of Ireland Group PLC (Ireland)†(c)	4.997% (SOFR + 1.16%	)#	11/12/2032	3,696,000	3,693,488
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%	)#	9/13/2027	18,000,000	18,102,034
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	16,090,000	16,042,645
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	9,838,000	9,670,095
Citigroup, Inc.	5.174% (SOFR + 1.49%	)#	9/11/2036	6,714,000	6,683,537
Citigroup, Inc.	5.827% (SOFR + 2.06%	)#	2/13/2035	5,724,000	5,846,588
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%	)#	7/23/2032	5,000,000	5,137,823
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%	)#	4/25/2035	5,984,000	6,459,271
Federation des Caisses Desjardins du Quebec (Canada)†(c)	5.021%		5/27/2031	4,376,000	4,417,206

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	$8,226,000	$7,275,618
Goldman Sachs Group, Inc.	4.153% (SOFR + 0.90%	)#	10/21/2029	8,013,000	7,917,715
Goldman Sachs Group, Inc.	5.016% (SOFR + 1.42%	)#	10/23/2035	10,000,000	9,855,486
Goldman Sachs Group, Inc.	5.094% (SOFR + 1.34%	)#	4/20/2034	5,573,000	5,562,939
JPMorgan Chase & Co.	2.069% (SOFR + 1.02%	)#	6/1/2029	6,695,000	6,386,691
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033	9,393,000	8,525,557
JPMorgan Chase & Co.	5.148% (SOFR + 1.26%	)#	4/23/2037	4,678,000	4,651,187
JPMorgan Chase & Co.	5.193% (SOFR + 1.30%	)#	2/5/2037	12,700,000	12,496,918
JPMorgan Chase & Co.	5.294% (SOFR + 1.46%	)#	7/22/2035	10,000,000	10,103,838
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%	)#	7/23/2036	5,321,000	5,409,514
Kookmin Bank (South Korea)(c)	4.50%		2/1/2029	264,000	262,577
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD Term SOFR + 1.99%	)#	3/27/2029	7,544,000	7,552,725
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030	15,183,000	15,102,203
Morgan Stanley	5.25% (SOFR + 1.87%	)#	4/21/2034	3,273,000	3,306,608
Morgan Stanley	5.296% (SOFR + 1.41%	)#	4/10/2037	4,732,000	4,720,998
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037	3,246,000	3,251,011
Morgan Stanley	5.32% (SOFR + 1.56%	)#	7/19/2035	20,333,000	20,543,384
Morgan Stanley	5.424% (SOFR + 1.88%	)#	7/21/2034	6,727,000	6,858,258
NRW Bank (Germany)(c)	4.625%		3/8/2027	9,340,000	9,384,790
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.9%	)#	1/22/2035	3,804,000	3,929,385
PNC Financial Services Group, Inc.	6.037% (SOFR + 2.14%	)#	10/28/2033	10,255,000	10,829,209
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035	10,282,000	10,599,394

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Truist Financial Corp.	5.867% (SOFR + 2.36%	)#	6/8/2034	$4,175,000	$4,354,210
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	13,037,000	12,881,362
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	8,352,000	8,303,065
UBS Group AG (Switzerland)†(c)	6.327% (1 yr. CMT + 1.60%	)#	12/22/2027	5,626,000	5,684,554
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	6,505,000	6,379,986
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028	14,816,000	14,703,830
Wells Fargo Bank NA	5.85%		2/1/2037	5,225,000	5,438,027
Westpac Banking Corp. (Australia)(c)	3.371%		6/7/2027	11,742,000	11,660,049
Total					392,359,793

Beverages 0.27%
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	12,341,000	12,715,449

Biotechnology 0.48%
Amgen, Inc.	5.15%		3/2/2028	15,902,000	16,105,331
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050	7,105,000	4,323,603
Royalty Pharma PLC	3.35%		9/2/2051	3,509,000	2,347,065
Total					22,775,999

Commercial Services 0.21%
Global Payments, Inc.	5.20%		11/15/2032	10,097,000	9,913,597

Computers 0.18%
Gartner, Inc.†	4.50%		7/1/2028	8,360,000	8,253,998

Diversified Financial Services 1.83%
Aircastle Ltd.†	2.85%		1/26/2028	12,633,000	12,259,414
American Express Co.	5.284% (SOFR + 1.42%	)#	7/26/2035	6,153,000	6,227,058
Atlas Warehouse Lending Co. LP†	4.95%		11/15/2030	5,764,000	5,670,783
Aviation Capital Group LLC†	4.875%		1/28/2033	3,248,000	3,156,049
Aviation Capital Group LLC†	5.375%		7/15/2029	10,830,000	10,989,829
Aviation Capital Group LLC†	6.75%		10/25/2028	4,180,000	4,361,827
Avilease Capital Ltd. (Cayman Islands)†(c)	4.75%		11/12/2030	7,112,000	6,948,128
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.528%		11/18/2027	927,000	899,573
Cboe Global Markets, Inc.	3.65%		1/12/2027	6,217,000	6,202,324
Citadel Securities Global Holdings LLC†	6.20%		6/18/2035	11,618,000	11,946,308

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Lseg U.S. Fin Corp.†	5.297%	3/28/2034	$4,657,000	$4,722,299
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	4,435,000	4,431,224
Private Export Funding Corp.†	3.85%	1/27/2028	8,878,000	8,826,454
Total				86,641,270

Electric 4.97%
AEP Texas, Inc.	5.20%	4/15/2036	15,850,000	15,605,207
Alfa Desarrollo SpA (Chile)†(c)	4.55%	9/27/2051	8,035,248	6,346,987
American Transmission Systems, Inc.†	2.65%	1/15/2032	18,150,000	16,226,937
Capital Power U.S. Holdings, Inc.†	6.189%	6/1/2035	9,622,000	9,963,315
Chile Electricity Lux MPC II SARL (Luxembourg)†(c)	5.58%	10/20/2035	7,204,212	7,328,845
Commonwealth Edison Co.	5.95%	6/1/2055	4,242,000	4,324,248
Constellation Energy Generation LLC†	5.00%	2/1/2031	9,595,000	9,615,936
Constellation Energy Generation LLC	5.60%	6/15/2042	4,663,000	4,615,316
Consumers Energy Co.	5.125%	5/1/2036	6,714,000	6,719,688
Dominion Energy, Inc.	5.45%	3/15/2035	7,318,000	7,456,396
Duke Energy Indiana LLC	5.25%	3/1/2034	8,216,000	8,408,733
Electricite de France SA (France)(c)	4.50%	12/4/2069	2,600,000	1,846,771
ENEL Finance International NV (Netherlands)†(c)	5.125%	6/26/2029	5,488,000	5,554,419
Entergy Louisiana LLC	4.90%	4/15/2036	2,490,000	2,431,028
Entergy Louisiana LLC	5.15%	9/15/2034	5,000,000	5,053,728
Entergy Louisiana LLC	5.70%	3/15/2054	5,018,000	4,948,448
Evergy Kansas Central, Inc.	5.25%	3/15/2035	4,640,000	4,680,335
Evergy Missouri West, Inc.†	5.65%	6/1/2034	12,641,000	12,900,632
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(c)	7.25%	1/31/2041	3,600,494	3,669,084
Florida Power & Light Co.	5.80%	3/15/2065	2,820,000	2,802,366
Indiana Michigan Power Co.	5.60%	3/15/2056	2,237,000	2,184,974
IPALCO Enterprises, Inc.	4.25%	5/1/2030	12,000,000	11,647,941
Liberty Utilities Co.†	5.869%	1/31/2034	8,756,000	9,013,944
Louisville Gas & Electric Co.	5.85%	8/15/2055	4,711,000	4,751,629
Narragansett Electric Co.†	5.35%	5/1/2034	6,045,000	6,156,215
Oglethorpe Power Corp.(d)	5.80%	6/1/2054	9,800,000	9,545,667
Ohio Edison Co.	8.25%	10/15/2038	2,419,000	3,062,201
Pacific Gas & Electric Co.	2.50%	2/1/2031	9,326,000	8,374,533
Pacific Gas & Electric Co.	5.20%	5/1/2036	4,077,000	3,978,033
Pacific Gas & Electric Co.	5.80%	5/15/2034	12,106,000	12,395,794
PSEG Power LLC†	5.75%	5/15/2035	3,647,000	3,732,854

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Virginia Electric & Power Co.	4.95%	3/15/2036	$4,848,000	$4,767,815
Vistra Operations Co. LLC†	5.70%	12/30/2034	14,240,000	14,416,362
Total				234,526,381

Electronics 0.61%
nVent Finance SARL (Luxembourg)(c)	4.55%	4/15/2028	10,940,000	10,911,390
nVent Finance SARL (Luxembourg)(c)	5.65%	5/15/2033	5,387,000	5,541,680
Vontier Corp.	2.95%	4/1/2031	13,605,000	12,361,269
Total				28,814,339

Engineering & Construction 0.13%
Sitios Latinoamerica SAB de CV (Mexico)†(c)	6.00%	11/25/2029	6,107,000	6,284,103

Entertainment 0.17%
Flutter Treasury DAC (Ireland)†(c)	5.875%	6/4/2031	7,905,000	7,819,468

Environmental Control 0.29%
Veralto Corp.	5.50%	9/18/2026	13,858,000	13,897,401

Food 0.75%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(c)	6.375%	4/15/2066	6,381,000	6,244,255
Pilgrim’s Pride Corp.	3.50%	3/1/2032	14,563,000	13,249,993
Smithfield Foods, Inc.†	2.625%	9/13/2031	18,197,000	16,097,081
Total				35,591,329

Gas 0.56%
National Fuel Gas Co.(a)	5.50%	5/15/2036	3,845,000	3,837,728
National Fuel Gas Co.	5.95%	3/15/2035	7,183,000	7,460,089
NiSource, Inc.	5.30%	5/18/2036	1,715,000	1,716,397
Piedmont Natural Gas Co., Inc.	3.50%	6/1/2029	6,061,000	5,891,215
Southern Co. Gas Capital Corp.	5.10%	9/15/2035	7,394,000	7,348,146
Total				26,253,575

Health Care-Products 0.88%
180 Medical, Inc.†	5.30%	10/8/2035	5,199,000	5,069,180
Augusta SpinCo Corp.	4.945%	3/23/2033	4,448,000	4,435,676
Baxter International, Inc.	2.539%	2/1/2032	6,786,000	5,805,731
Baxter International, Inc.	5.65%	12/15/2035	16,848,000	16,698,619
VSP Optical Group, Inc.†	5.40%	6/1/2033	2,367,000	2,369,774
VSP Optical Group, Inc.†	5.45%	12/1/2035	7,355,000	7,292,246
Total				41,671,226

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services 0.78%
CommonSpirit Health	5.318%	12/1/2034	$5,110,000	$5,118,869
Fresenius Medical Care U.S. Finance III, Inc.†	2.375%	2/16/2031	5,650,000	5,018,964
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	6,516,000	5,838,791
HCA, Inc.	5.50%	6/1/2033	6,072,000	6,203,876
Icon Investments Six DAC (Ireland)(c)	6.00%	5/8/2034	8,071,000	8,249,888
UnitedHealth Group, Inc.	3.45%	1/15/2027	4,926,000	4,908,699
Universal Health Services, Inc.	2.65%	1/15/2032	1,904,000	1,668,979
Total				37,008,066

Insurance 1.47%
Arch Capital Group Ltd.	7.35%	5/1/2034	5,000,000	5,700,856
Assurant, Inc.	5.55%	2/15/2036	6,248,000	6,231,418
Athene Global Funding†	1.985%	8/19/2028	11,690,000	10,952,459
Brighthouse Financial Global Funding†	5.65%	6/10/2029	6,508,000	6,557,714
Brown & Brown, Inc.	5.65%	6/11/2034	6,831,000	6,931,552
CNO Global Funding†	5.875%	6/4/2027	11,648,000	11,803,587
Jackson National Life Global Funding†	4.60%	10/1/2029	7,120,000	7,040,554
New York Life Global Funding†	4.55%	1/28/2033	7,387,000	7,280,329
Protective Life Global Funding†	5.432%	1/14/2032	6,868,000	7,033,209
Total				69,531,678

Internet 1.44%
Amazon.com, Inc.	5.80%	3/13/2056	7,015,000	7,026,619
Beignet Investor LLC†	6.581%	5/30/2049	8,454,000	8,719,676
Kuaishou Technology (China)†(c)(d)	4.125%	1/22/2031	6,147,000	6,071,676
Meituan (China)†(c)	5.125%	11/5/2035	7,529,000	7,349,642
Meta Platforms, Inc.	6.30%	5/15/2056	5,363,000	5,414,949
Prosus NV (Netherlands)(c)(d)	4.027%	8/3/2050	6,785,000	4,775,504
Uber Technologies, Inc.†	4.50%	8/15/2029	14,184,000	14,081,345
Uber Technologies, Inc.	4.80%	9/15/2035	5,833,000	5,683,679
Weibo Corp. (China)(c)	3.375%	7/8/2030	9,550,000	8,979,928
Total				68,103,018

Iron-Steel 0.18%
Vale Overseas Ltd. (Brazil)(c)	6.40%	6/28/2054	8,317,000	8,506,877

Leisure Time 0.49%
Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	7,241,000	7,205,569
Royal Caribbean Cruises Ltd.†	6.00%	2/1/2033	15,576,000	15,794,193
Total				22,999,762

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery: Construction & Mining 0.11%
Vertiv Holdings Co.	4.85%	3/15/2036	$4,148,000	$4,041,595
Vertiv Holdings Co.	5.80%	3/15/2056	990,000	976,495
Total				5,018,090

Media 0.19%
Cox Communications, Inc.†	1.80%	10/1/2030	6,197,000	5,393,504
Cox Communications, Inc.†	2.60%	6/15/2031	3,871,000	3,411,238
Total				8,804,742

Mining 1.06%
Anglo American Capital PLC (United Kingdom)†(c)	3.875%	3/16/2029	6,526,000	6,413,835
Anglo American Capital PLC (United Kingdom)†(c)	5.75%	4/5/2034	2,543,000	2,637,318
Antofagasta PLC (Chile)†(c)	6.25%	5/2/2034	8,770,000	9,305,075
Corp. Nacional del Cobre de Chile (Chile)(c)	3.00%	9/30/2029	8,715,000	8,248,219
Corp. Nacional del Cobre de Chile (Chile)(c)	3.625%	8/1/2027	3,870,000	3,826,615
Glencore Funding LLC†	5.634%	4/4/2034	4,442,000	4,577,761
Minera Mexico SA de CV (Mexico)†(c)	5.625%	2/12/2032	10,557,000	10,635,122
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(c)	5.854%	5/13/2032	4,359,000	4,500,618
Total				50,144,563

Miscellaneous Manufacturing 0.26%
Eaton Corp.	3.95%	3/6/2029	7,235,000	7,154,383
Parker-Hannifin Corp.	4.25%	9/15/2027	5,029,000	5,029,588
Total				12,183,971

Oil & Gas 0.62%
Coterra Energy, Inc.	5.40%	2/15/2035	5,619,000	5,697,514
Expand Energy Corp.	5.375%	3/15/2030	6,998,000	7,062,152
Occidental Petroleum Corp.	6.45%	9/15/2036	2,738,000	2,975,429
Saudi Arabian Oil Co. (Saudi Arabia)†(c)	4.375%	2/2/2031	6,536,000	6,419,611
Viper Energy Partners LLC	5.70%	8/1/2035	6,777,000	6,933,108
Total				29,087,814

Pharmaceuticals 1.22%
AbbVie, Inc.	4.80%	3/15/2027	8,842,000	8,894,927
Bayer Corp.†	6.65%	2/15/2028	8,085,000	8,351,611
Bayer U.S. Finance LLC†	6.375%	11/21/2030	5,708,000	6,015,086
Bayer U.S. Finance LLC†	6.50%	11/21/2033	7,821,000	8,349,676
EMD Finance LLC†	4.125%	8/15/2028	2,547,000	2,527,361

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pharmaceuticals (continued)
EMD Finance LLC†	5.00%	10/15/2035	$14,691,000	$14,531,737
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(c)	4.45%	5/19/2028	8,888,000	8,915,398
Total				57,585,796

Pipelines 1.83%
Boardwalk Pipelines LP	5.375%	2/15/2036	6,129,000	6,104,053
Cheniere Energy, Inc.	4.625%	10/15/2028	6,420,000	6,417,505
Colonial Enterprises, Inc.†	5.627%	11/15/2035	7,586,000	7,607,500
Eastern Energy Gas Holdings LLC	5.65%	10/15/2054	3,519,000	3,366,312
Eastern Gas Transmission & Storage, Inc.	3.00%	11/15/2029	7,044,000	6,668,543
Energy Transfer LP†	7.375%	2/1/2031	4,803,000	4,978,088
Esentia Energy Development SAB de CV (Mexico)†(c)	6.50%	7/30/2038	8,652,000	8,569,806
Florida Gas Transmission Co. LLC†	5.75%	7/15/2035	9,830,000	10,160,946
Gulfstream Natural Gas System LLC†	5.60%	7/23/2035	9,391,000	9,589,239
NGPL PipeCo LLC†	3.25%	7/15/2031	4,741,000	4,362,441
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	18,445,000	18,679,618
Total				86,504,051

REITS 1.28%
Brixmor Operating Partnership LP(d)	5.50%	2/15/2034	9,397,000	9,590,409
CFE Fibra E (Mexico)†(c)	5.875%	9/23/2040	5,911,836	5,765,814
Crown Castle, Inc.	3.30%	7/1/2030	15,794,000	14,916,007
Goodman U.S. Finance Seven LLC†	5.25%	4/28/2036	7,620,000	7,520,857
Phillips Edison Grocery Center Operating Partnership I LP	4.75%	3/15/2033	7,317,000	7,175,727
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	4,407,000	4,401,040
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	11,244,000	11,065,134
Total				60,434,988

Semiconductors 0.86%
Broadcom, Inc.†	3.137%	11/15/2035	10,423,000	8,882,408
Foundry JV Holdco LLC†	5.50%	1/25/2031	7,113,000	7,292,229
Foundry JV Holdco LLC†	6.15%	1/25/2032	12,950,000	13,629,012
Intel Corp.	4.10%	5/19/2046	5,012,000	3,918,159
Intel Corp.	5.00%	8/15/2033	3,384,000	3,374,211
Intel Corp.	5.30%	5/15/2036	3,488,000	3,484,918
Total				40,580,937

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software 0.85%
Fiserv, Inc.	5.15%		8/12/2034	$4,170,000	$4,066,548
Fiserv, Inc.	5.45%		3/15/2034	6,846,000	6,829,208
Oracle Corp.	2.875%		3/25/2031	4,450,000	3,987,014
Oracle Corp.	4.90%		2/6/2033	6,336,000	6,093,036
Oracle Corp.	5.95%		9/26/2055	10,222,000	8,946,151
Oracle Corp.	6.125%		7/8/2039	3,000,000	2,954,920
Oracle Corp.	6.55%		2/4/2046	7,388,000	7,127,878
Total					40,004,755

Telecommunications 0.44%
AT&T, Inc.	3.55%		9/15/2055	6,585,000	4,308,587
NTT Finance Corp. (Japan)†(c)	5.11%		7/2/2029	4,796,000	4,861,297
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC†	5.70%		4/15/2036	11,876,000	11,564,348
Total					20,734,232

Transportation 0.16%
GXO Logistics, Inc.	6.50%		5/6/2034	7,218,000	7,564,668
Total Corporate Bonds (cost $1,651,630,636)					1,650,121,795

FLOATING RATE LOANS(e) 1.28%

Chemicals 0.13%
Solstice Advanced Materials, Inc. Term Loan B	5.413% (3 mo. USD Term SOFR + 1.75%	)	10/29/2032	6,006,000	6,051,976

Diversified Financial Services 0.25%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.353% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	11,791,926	11,844,046

Electric 0.25%
NRG Energy, Inc. 2024 Term Loan	5.37% - 5.42% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/16/2031	11,770,165	11,804,475

Entertainment 0.25%
Flutter Financing BV 2024 Term Loan B (Netherlands)(c)	5.45% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030	11,692,786	11,624,559

Metal Fabricate/Hardware 0.16%
Advanced Drainage Systems, Inc. 2026 Term Loan B	5.274% (1 mo. USD Term SOFR + 1.63%	)	2/28/2033	7,635,000	7,713,259

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines 0.24%
Buckeye Partners LP 2025 Term Loan B7	5.37% (1 mo. USD Term SOFR + 1.75%	)	11/22/2032	$11,190,813	$11,260,812
Total Floating Rate Loans (cost $60,180,162)					60,299,127

FOREIGN GOVERNMENT OBLIGATIONS(c) 1.79%

Canada 0.55%
Ontario Teachers’ Finance Trust	3.00%		4/13/2027	11,889,000	11,793,089
Province of Ontario	4.85%		5/29/2036	6,300,000	6,391,463
Province of Quebec(a)	4.625%		6/3/2036	7,650,000	7,604,411
Total					25,788,963

France 0.21%
Caisse d’Amortissement de la Dette Sociale†	4.00%		3/3/2033	10,316,000	9,969,847

Japan 0.50%
Japan Bank for International Cooperation	2.875%		7/21/2027	11,908,000	11,759,204
Japan Finance Organization for Municipalities	4.125%		4/2/2031	11,856,000	11,713,541
Total					23,472,745

Mexico 0.28%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	13,307,000	13,399,883

Saudi Arabia 0.25%
KSA Ijarah Sukuk Ltd.†	4.25%		9/9/2030	12,122,000	11,944,846
Total Foreign Government Obligations (cost $84,889,187)					84,576,284

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.58%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	12,360,000	11,045,110
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	11,570,000	10,624,765
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-151 Class A2	3.80%	#(f)	10/25/2032	14,281,000	13,711,816
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(f)	12/25/2032	11,317,500	10,869,925
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(f)	1/25/2033	8,745,574	8,651,636

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-156 Class A2	4.43%	#(f)	2/25/2033	$12,000,000	$11,927,088
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161 Class A2	4.90%	#(f)	10/25/2033	12,061,704	12,290,822
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K544 Class A2	4.266%	#(f)	7/25/2030	11,510,000	11,452,372
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(f)	8/25/2032	8,934,000	8,271,996
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(f)	5/25/2033	16,174,000	15,777,837
FREMF Mortgage Trust Series K-169 Class A2	4.66%	#(f)	12/25/2034	7,340,000	7,347,821
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $121,261,794)					121,971,188

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 25.73%
Federal Home Loan Mortgage Corp.	2.00%		2/1/2052	17,841,566	14,516,754
Federal Home Loan Mortgage Corp.	2.50%		6/1/2051	17,349,786	14,576,852
Federal Home Loan Mortgage Corp.	3.00%		7/1/2050 - 8/1/2052	43,152,915	38,199,916
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046 - 9/1/2051	7,519,659	6,946,997
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 4/1/2054	17,788,529	17,712,155
Federal Home Loan Mortgage Corp.	5.435% (30 day USD SOFR Average + 2.35%	)#	9/1/2055	11,942,665	12,062,740
Federal Home Loan Mortgage Corp.	5.50%		7/1/2054 - 11/1/2054	34,254,360	34,966,717
Federal Home Loan Mortgage Corp.	6.00%		10/1/2054 - 2/1/2055	9,800,869	10,126,357
Federal Home Loan Mortgage Corp.	6.50%		11/1/2053	11,586,027	12,136,450
Federal National Mortgage Association	2.50%		8/1/2050 - 3/1/2052	54,791,050	46,560,078
Federal National Mortgage Association	3.00%		4/1/2051	21,765,009	19,241,617
Federal National Mortgage Association	3.50%		12/1/2049 - 6/1/2052	40,466,199	37,177,495
Federal National Mortgage Association	5.00%		7/1/2052 - 1/1/2053	18,530,103	18,451,052
Federal National Mortgage Association	5.462% (30 day USD SOFR Average + 2.31%	)#	10/1/2055	42,333,813	42,896,210

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	5.50%		10/1/2054	$17,260,911	$17,647,072
Federal National Mortgage Association	6.00%		10/1/2053 - 1/1/2055	31,458,506	32,367,943
Federal National Mortgage Association	6.243% (30 day USD SOFR Average + 2.11%	)#	11/1/2054	25,208,387	25,949,492
Government National Mortgage Association(g)	2.00%		TBA	31,662,000	25,982,606
Government National Mortgage Association(g)	2.50%		TBA	45,552,000	38,962,409
Government National Mortgage Association(g)	3.00%		TBA	83,168,000	73,886,727
Government National Mortgage Association(g)	4.50%		TBA	48,144,000	46,321,908
Government National Mortgage Association(g)	5.00%		TBA	59,380,000	58,619,937
Government National Mortgage Association(g)	5.50%		TBA	70,613,000	71,006,271
Government National Mortgage Association(g)	6.00%		TBA	28,972,902	29,691,759
Uniform Mortgage-Backed Security(g)	2.00%		TBA	92,385,000	73,896,334
Uniform Mortgage-Backed Security(g)	2.50%		TBA	48,670,000	40,713,295
Uniform Mortgage-Backed Security(g)	4.00%		TBA	31,858,000	30,261,787
Uniform Mortgage-Backed Security(g)	4.50%		TBA	78,086,000	76,549,681
Uniform Mortgage-Backed Security(g)	5.00%		TBA	97,909,000	97,643,533
Uniform Mortgage-Backed Security(g)	5.50%		TBA	73,341,000	73,839,419
Uniform Mortgage-Backed Security(g)	6.00%		TBA	53,332,000	54,572,693
Uniform Mortgage-Backed Security(g)	6.50%		TBA	15,065,000	15,629,690
Uniform Mortgage-Backed Security(g)	7.00%		TBA	5,704,000	6,028,177
Total Government Sponsored Enterprises Pass-Throughs (cost $1,213,604,016)					1,215,142,123

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.10%
ARES Commercial Mortgage Trust Series 2026-AZURE Class A†	4.977% (1 mo. USD Term SOFR + 1.35%	)#	3/15/2038	4,040,000	4,045,822
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	13,810,000	14,245,821
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	7,430,000	7,641,217
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(f)	10/25/2051	7,932,449	6,581,765
Benchmark Mortgage Trust Series 2024-V10 Class A3	5.277%		9/15/2057	5,000,000	5,071,817
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	8,480,000	8,730,621
Benchmark Mortgage Trust Series 2025-V14 Class A4	5.66%		4/15/2057	16,250,000	16,720,593
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	8,290,000	8,540,361
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(f)	12/15/2057	18,585,000	19,054,227

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BMO Mortgage Trust Series 2026-5C14 Class A3	5.209%		3/15/2059	$9,970,000	$10,113,967
BX Commercial Mortgage Trust Series 2026-CSMO Class A†	5.027% (1 mo. USD Term SOFR + 1.40%	)#	2/15/2043	4,720,000	4,738,382
BX Trust Series 2025-ARIA Class A†	5.031%	)#(f)	12/13/2042	7,000,000	7,036,862
BX Trust Series 2025-VOLT Class A†	5.327% (1 mo. USD Term SOFR + 1.70%	)#	12/15/2044	9,910,000	9,932,906
Cantor Commercial Real Estate Lending Series 2019-CF3 Class A4	3.006%		1/15/2053	14,127,000	13,204,953
CIM Trust Series 2020-INV1 Class A2†	2.50%	#(f)	4/25/2050	4,251,956	3,541,001
CIM Trust Series 2021-INV1 Class A2†	2.50%	#(f)	7/1/2051	10,738,966	8,910,139
CIM Trust Series 2021-J1 Class A1†	2.50%	#(f)	3/25/2051	6,318,037	5,234,517
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(f)	11/27/2051	11,306,231	9,759,830
CONE Trust Series 2024-DFW1 Class A†	5.269% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	7,300,000	7,279,810
DBC Mortgage Trust Series 2025-DBC Class A†	4.978% (1 mo. USD Term SOFR + 1.35%	#(f)	11/15/2042	6,410,000	6,420,553
ESTN Trust Series 2026-TOWN Class A†	5.538%	#(f)	5/12/2046	6,800,000	6,858,637
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	4.962% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	2,271,454	2,280,584
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	4.862% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	1,953,840	1,961,338
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	4.862% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	1,591,627	1,599,030
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA3 Class A1†	4.562% (30 day USD SOFR Average + .95%	)#	9/25/2045	2,800,000	2,804,767
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	4.712% (30 day USD SOFR Average + 1.10%	)#	1/25/2045	1,311,373	1,311,826
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R03 Class 2M1†	5.212% (30 day USD SOFR Average + 1.60%	)#	3/25/2045	1,729,828	1,732,269
Federal National Mortgage Association-ACES Series 2025-M4 Class A2	4.389%		8/25/2035	11,330,000	11,103,773

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association-ACES Series 2025-M6 Class A2	4.25%		10/25/2035	$12,605,000	$12,212,112
Flagstar Mortgage Trust Series 2021-11IN Class A20†	3.00%	#(f)	11/25/2051	3,440,058	2,973,839
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(f)	11/25/2051	6,105,873	5,066,206
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(f)	6/1/2051	8,138,183	6,742,515
GS Mortgage Securities Corp. Trust Series 2024-RVR Class A†	5.198%	#(f)	8/10/2041	9,150,000	9,166,400
GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ1 Class A2†	2.50%	#(f)	6/25/2051	3,951,985	3,276,602
GS Mortgage-Backed Securities Trust Series 2021-MM1 Class A2†	2.50%	#(f)	4/25/2052	14,991,185	12,409,837
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(f)	7/25/2051	7,008,462	5,819,131
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(f)	1/25/2052	3,663,496	3,032,675
GS Mortgage-Backed Securities Trust Series 2021-PJ9 Class A2†	2.50%	#(f)	2/26/2052	4,360,876	3,604,731
GS Mortgage-Backed Securities Trust Series 2022-PJ3 Class A4†	2.50%	#(f)	8/25/2052	7,886,026	6,508,441
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(f)	1/25/2053	13,604,366	11,743,640
JP Morgan Mortgage Trust Series 2021-14 Class A3†	2.50%	#(f)	5/25/2052	847,451	702,624
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(f)	6/25/2052	10,526,765	9,099,586
JP Morgan Mortgage Trust Series 2021-8 Class A3†	2.50%	#(f)	12/25/2051	6,440,873	5,348,184
JP Morgan Mortgage Trust Series 2021-INV6 Class A2†	3.00%	#(f)	4/25/2052	13,323,052	11,542,034
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(f)	5/25/2052	8,856,391	7,681,315
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(f)	7/25/2052	6,037,286	5,211,541
JP Morgan Mortgage Trust Series 2022-1 Class A3†	2.50%	#(f)	7/25/2052	7,546,608	6,245,612
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(f)	8/25/2052	8,095,488	6,988,234
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(f)	10/25/2052	5,032,453	4,337,863
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(f)	3/25/2052	9,370,082	8,082,884

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust Series 2022-INV3 Class A3B†	3.00%	#(f)	9/25/2052	$4,803,341	$4,155,479
JP Morgan Mortgage Trust Series 2025-DSC2 Class A1†	5.195%	#(f)	10/25/2065	8,750,325	8,739,703
JP Morgan Mortgage Trust Series 2025-NQM4 Class A1†	4.954%	#(f)	3/25/2066	3,565,934	3,542,532
JP Morgan Mortgage Trust Series 2025-NQM5 Class A1FC†	4.787%	(h)	5/25/2066	5,826,740	5,797,699
JP Morgan Mortgage Trust Series 2026-NQM1 Class A1FC†	4.601%	(h)	6/25/2066	5,654,220	5,617,190
JP Morgan Mortgage Trust Series 2026-NQM2 Class A1FC†	5.05%	(h)	9/25/2066	7,267,914	7,255,521
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.517% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	3,240,000	3,244,449
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.01% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	7,500,000	7,505,340
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	13,190,000	13,557,088
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(f)	9/24/2057	7,858,178	7,719,202
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC3 Class A1†	4.912%	#(f)	9/25/2070	4,394,275	4,375,254
New Residential Mortgage Loan Trust Series 2025-NQM3 Class A1†	5.53%	#(f)	5/25/2065	3,812,951	3,830,776
NYC Commercial Mortgage Trust Series 2026-1PARK Class A†	4.875% (1 mo. USD Term SOFR + 1.25%	)#	2/15/2043	11,410,000	11,414,394
NYMT Loan Trust Series 2026-INV1 Class A1FC†	4.614%	(h)	2/25/2061	2,198,026	2,189,601
OBX Trust Series 2021-J1 Class A1†	2.50%	#(f)	5/25/2051	1,005,440	834,240
OBX Trust Series 2025-NQM15 Class A1†	5.143%	#(f)	7/27/2065	10,045,503	10,038,960
OBX Trust Series 2025-NQM16 Class A1†	4.905%	#(f)	8/25/2065	11,977,879	11,909,433
OBX Trust Series 2025-NQM21 Class A1FC†	4.917%	(h)	10/25/2065	6,225,492	6,210,885
OBX Trust Series 2026-NQM6 Class A1FC†	5.063%	(h)	4/26/2066	5,544,131	5,536,547
OBX Trust Series 2026-NQM7 Class A1FC†	5.22%	(h)	4/25/2066	1,675,637	1,677,235
Rate Mortgage Trust Series 2021-HB1 Class A1†	2.50%	#(f)	12/25/2051	13,774,181	11,402,335
RCKT Mortgage Trust Series 2021-5 Class A1†	2.50%	#(f)	11/25/2051	12,140,669	10,050,105
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	4,520,000	4,586,813
SG Residential Mortgage Trust Series 2026-3 Class A1FC†	5.078%	(h)	4/25/2066	2,483,373	2,480,140

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(f)	2/25/2050	$22,682	$21,907
Verus Securitization Trust Series 2024-R1 Class A1†	5.218%	#(f)	9/25/2069	7,551,314	7,558,708
Verus Securitization Trust Series 2025-1 Class A1†	5.62%	#(f)	1/25/2070	5,140,414	5,169,719
Verus Securitization Trust Series 2025-12 Class A1FC†	4.858%	(h)	12/25/2070	1,885,797	1,878,483
Verus Securitization Trust Series 2026-1 Class A1FC†	4.743%	(h)	1/25/2071	2,740,484	2,730,544
Verus Securitization Trust Series 2026-2 Class A1FC†	4.507%	(h)	2/25/2071	4,171,417	4,135,124
Verus Securitization Trust Series 2026-R3 Class A1FC†	5.19%	(h)	2/27/2068	1,234,451	1,234,977
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	14,640,000	15,085,201
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	5,860,000	6,103,632
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	9,110,000	9,380,028
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class A5	5.292%		10/15/2058	8,710,000	8,837,117
Wells Fargo Mortgage-Backed Securities Trust Series 2022-2 Class A2†	2.50%	#(f)	12/25/2051	1,493,884	1,236,719
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA(i)	0.055%	#(f)	10/15/2057	186,075	247
Total Non-Agency Commercial Mortgage-Backed Securities (cost $571,776,632)					571,296,721

U.S. TREASURY OBLIGATIONS 21.09%
U.S. Treasury Bonds	4.00%		11/15/2042	62,957,000	56,619,493
U.S. Treasury Bonds	4.625%		11/15/2044	89,752,000	86,102,319
U.S. Treasury Bonds	4.625%		11/15/2055	56,831,000	53,660,896
U.S. Treasury Bonds	4.75%		2/15/2045	135,108,000	131,595,720
U.S. Treasury Bonds	4.75%		11/15/2053	66,056,000	63,491,170
U.S. Treasury Bonds	4.75%		5/15/2055	166,319,000	160,114,521
U.S. Treasury Bonds	4.875%		8/15/2045	67,208,000	66,383,652
U.S. Treasury Notes	3.625%		12/31/2030	106,806,000	104,569,750
U.S. Treasury Notes	3.75%		4/30/2028	109,731,000	109,225,208
U.S. Treasury Notes	3.875%		3/31/2031	166,308,000	164,424,043
Total U.S. Treasury Obligations (cost $1,011,453,243)					996,186,772
Total Long-Term Investments (cost $5,446,491,209)					5,431,304,068

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.91%

REPURCHASE AGREEMENTS 1.83%
Repurchase Agreement dated 5/29/2026, 3.250% due 6/1/2026 with Fixed Income Clearing Corp. collateralized by $28,765,100 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $39,207,295; proceeds: $38,448,756 (cost $38,438,346)	$38,438,346	$38,438,346
Repurchase Agreement dated 5/29/2026, 3.640% due 6/1/2026 with RBC Dominion Securities, Inc. collateralized by $48,979,600 of U.S. Treasury Note at 3.500% due 9/30/2027; value: $48,979,592; proceeds: $48,014,560 (cost $48,000,000)	48,000,000	48,000,000
Total Repurchase Agreements (cost $86,438,346)		86,438,346

Time Deposits 0.01%
CitiBank N.A.(j) (cost $363,679)	363,679	363,679

	Shares

Money Market Funds 0.07%
Fidelity Government Portfolio(j) (cost $3,273,111)	3,273,111	3,273,111
Total Short-Term Investments (cost $90,075,136)		90,075,136
Total Investments in Securities 116.91% (cost $5,536,566,345)		5,521,379,204
Other Assets and Liabilities – Net (16.91)%		(798,572,229)
Net Assets 100.00%		$4,722,806,975

CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2026, the total value of Rule 144A securities was $1,585,783,008, which represents 33.58% of net assets (see Note 2(n)).
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2026.
(a)	Securities purchased on a when-issued basis (See Note 2(m)).
(b)	Interest rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2026.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND May 31, 2026

(h)	Step Bond – Security with a predetermined schedule of interest rate changes.
(i)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(j)	Security was purchased with the cash collateral from loaned securities.

Futures Contracts at May 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2026	1,082	Long	$ 223,493,205	$ 223,500,625	$7,420

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	September 2026	974	Short	$(108,261,699)	$(109,164,094)	$(902,395)

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$731,710,058	$–	$731,710,058
Corporate Bonds	–	1,650,121,795	–	1,650,121,795
Floating Rate Loans	–	60,299,127	–	60,299,127
Foreign Government Obligations	–	84,576,284	–	84,576,284
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	121,971,188	–	121,971,188
Government Sponsored Enterprises Pass-Throughs	–	1,215,142,123	–	1,215,142,123
Non-Agency Commercial Mortgage-Backed Securities	–	571,296,721	–	571,296,721
U.S. Treasury Obligations	–	996,186,772	–	996,186,772
Short-Term Investments
Repurchase Agreements	–	86,438,346	–	86,438,346
Time Deposits	–	363,679	–	363,679
Money Market Funds	3,273,111	–	–	3,273,111
Total	$3,273,111	$5,518,106,093	$–	$5,521,379,204
Other Financial Instruments
Futures Contracts
Assets	$7,420	$–	$–	$7,420
Liabilities	(902,395)	–	–	(902,395)
Total	$(894,975)	$–	$–	$(894,975)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 116.19%

ASSET-BACKED SECURITIES 11.87%

Automobiles 6.13%
Ally Bank Auto Credit-Linked Notes Series 2024-B Class E†	6.678%	9/15/2032	$1,853,218	$1,867,530
AmeriCredit Automobile Receivables Trust Series 2025-1 Class A3†	4.12%	5/20/2030	8,065,000	8,038,690
Bayview Opportunity Master Fund VII Trust Series 2024-SN1 Class E†	8.00%	10/15/2029	8,690,000	8,866,129
BMW Vehicle Owner Trust Series 2024-A Class A3	5.18%	2/26/2029	6,725,580	6,769,606
BofA Auto Trust Series 2026-1A Class A2A†	4.10%	11/15/2028	10,080,000	10,078,104
Bridgecrest Lending Auto Securitization Trust Series 2023-1 Class D	7.84%	8/15/2029	10,005,000	10,362,717
Carmax Auto Owner Trust Series 2023-3 Class C	5.61%	2/15/2029	3,735,000	3,779,353
CarMax Auto Owner Trust Series 2023-4 Class B	6.39%	5/15/2029	7,285,000	7,471,059
Carmax Auto Owner Trust Series 2024-3 Class D	5.67%	1/15/2031	2,635,000	2,676,675
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	3,588,043	3,601,486
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%	10/15/2030	9,734,000	9,835,545
Citizens Auto Receivables Trust Series 2024-1 Class A3†	5.11%	4/17/2028	3,754,254	3,766,009
Citizens Auto Receivables Trust Series 2024-2 Class A3†	5.33%	8/15/2028	1,482,854	1,489,697
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%	10/15/2029	9,083,822	9,163,257
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%	1/15/2031	9,580,000	9,590,936
CPS Auto Receivables Trust Series 2025-C Class B†	4.71%	12/17/2029	9,675,000	9,698,092
CPS Auto Receivables Trust Series 2026-A Class B†	4.43%	9/16/2030	15,000,000	14,949,057
CPS Auto Receivables Trust Series 2026-B Class A†	4.35%	2/15/2030	12,141,457	12,141,158
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%	9/16/2030	7,000,000	7,631,295
Exeter Automobile Receivables Trust Series 2023-2A Class D	6.32%	8/15/2029	8,220,000	8,329,809
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	5,475,000	5,559,188
Exeter Automobile Receivables Trust Series 2023-3A Class E†	9.98%	1/15/2031	9,000,000	9,728,366
Ford Credit Auto Lease Trust Series 2024-B Class B	5.18%	2/15/2028	7,735,000	7,785,888
GLS Auto Receivables Issuer Trust Series 2024-1A Class D†	5.95%	12/17/2029	6,885,000	6,994,235
GLS Auto Receivables Issuer Trust Series 2026-2A Class B†	4.63%	9/16/2030	15,765,000	15,762,884

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	$1,611,278	$1,623,668
GLS Auto Select Receivables Trust Series 2024-3A Class A2†	5.59%	10/15/2029	6,989,385	7,047,533
Hyundai Auto Receivables Trust Series 2022-C Class A4	5.52%	10/16/2028	5,752,922	5,773,487
LAD Auto Receivables Trust Series 2023-2A Class C†	5.58%	9/15/2028	3,793,824	3,804,247
LAD Auto Receivables Trust Series 2023-3A Class C†	6.43%	12/15/2028	6,550,000	6,618,058
NextGear Floorplan Master Owner Trust Series 2025-1A Class A†	4.55%	2/15/2030	19,810,000	19,869,553
Santander Bank Auto Credit-Linked Notes Series 2022-C Class F†	14.592%	12/15/2032	59,847	60,094
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	3,419,181	3,467,389
Santander Drive Auto Receivables Trust Series 2024-3 Class C	5.64%	8/15/2030	4,505,000	4,570,795
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	1,443,515	1,445,586
VStrong Auto Receivables Trust Series 2023-A Class D†	9.31%	2/15/2030	5,101,000	5,483,251
VStrong Auto Receivables Trust Series 2023-A Class E†	9.99%	12/16/2030	2,145,000	2,346,591
Western Funding Auto Loan Trust Series 2025-1 Class A†	4.75%	7/16/2035	9,550,000	9,584,903
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	1,216,223	1,218,486
Westlake Automobile Receivables Trust Series 2024-2A Class C†	5.68%	3/15/2030	7,915,000	7,996,542
Westlake Automobile Receivables Trust Series 2025-3A Class A3†	4.22%	6/15/2029	8,945,000	8,947,652
Westlake Automobile Receivables Trust Series 2026-1A Class A3†	4.01%	7/16/2029	13,850,000	13,816,935
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%	2/15/2029	10,087,601	10,181,083
World Omni Select Auto Trust Series 2024-A Class A3	4.98%	2/15/2030	4,773,635	4,791,773
Total				314,584,391

Credit Card 0.59%
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%	9/17/2029	6,700,000	6,716,750	(a)
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%	12/16/2030	5,350,000	5,323,694
WF Card Issuance Trust Series 2024-A1 Class A	4.94%	2/15/2029	17,911,000	18,028,863
Total				30,069,307

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 5.07%
720 East CLO IV Ltd. Series 2024-1AR Class BR†(b)	–	(c)	7/15/2039	$10,250,000	$10,255,125
AB BSL CLO 3 Ltd. Series 2021-3A Class BR†	5.225% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2038	3,250,000	3,259,126
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	10,200,000	10,149,749
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	6,945,000	6,911,863
AMMC CLO 23 Ltd. Series 2020-23A Class BR3†	5.43% (3 mo. USD Term SOFR + 1.75%	)#	7/17/2038	5,000,000	5,015,760
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	1,793,620	1,805,902
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	5.093% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	1,554,069	1,555,031
ARES Loan Funding V Ltd. Series 2024-ALF5AR Class A1R†(b)	–	(c)	7/25/2037	12,820,000	12,823,205
BBAM U.S. CLO III Ltd. Series 2023-3A Class A1R†	4.843% (3 mo. USD Term SOFR + 1.17%	)#	10/15/2038	6,720,000	6,722,675
BSPDF Issuer LLC Series 2026-FL4 Class A†	5.10% (1 mo. USD Term SOFR + 1.45%	)#	11/18/2043	7,800,000	7,809,052
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.011% (1 mo. USD Term SOFR + 1.39%	)#	1/17/2043	7,900,000	7,925,466
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	4,725,000	4,681,933
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	9,350,000	9,381,807
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	2,763,333	2,801,614
DailyPay Securitization Trust Series 2025-1A Class A†	5.63%		6/26/2028	4,575,000	4,585,115
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%		10/20/2055	3,407,875	3,289,230
Dryden 105 CLO Ltd. Series 2023-105A Class AR†	5.123% (3 mo. USD Term SOFR + 1.45%	)#	4/15/2038	6,030,000	6,047,945
Elevation CLO Ltd. Series 2025-18A Class A1†	4.915% (3 mo. USD Term SOFR + 1.24%	)#	3/28/2038	7,500,000	7,504,110
KKR CLO 35 Ltd. Series 35A Class BR†	5.275% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2038	10,150,000	10,159,105
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	1,654,199	1,639,716
Lendmark Funding Trust Series 2025-1A Class A†	4.94%		9/20/2034	11,955,000	12,013,699
M&T Equipment Notes Series 2025-1A Class A4†	4.91%		3/16/2032	5,075,000	5,109,538
Madison Park Funding LXIX Ltd. Series 2024-69A Class A2R†(b)	–	(c)	7/25/2037	8,200,000	8,202,091
Mariner Finance Issuance Trust Series 2024-AA Class E†	9.02%		9/22/2036	4,250,000	4,342,859

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Mariner Finance Issuance Trust Series 2024-BA Class C†	5.73%		11/20/2038	$1,708,000	$1,719,837
MF1 LLC Series 2022-FL9 Class A†	5.763% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	1,668,958	1,672,909
MF1 LLC Series 2026-FL22 Class A†	5.06% (1 mo. USD Term SOFR + 1.40%	)#	11/18/2043	12,630,000	12,652,742
OneMain Financial Issuance Trust Series 2020-2A Class D†	3.45%		9/14/2035	280,000	270,619
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	3,882,649	3,930,058
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	4,025,000	4,037,060
PEAC Solutions Receivables LLC Series 2026-1A Class A3†	4.39%		7/20/2033	7,605,000	7,569,463
PFP Ltd. Series 2026-13 Class A†	5.113% (1 mo. USD Term SOFR + 1.50%	)#	8/18/2043	4,360,000	4,381,657
PFP Ltd. Series 2026-14 Class A†(b)	4.97% (1 mo. USD Term SOFR + 1.32%	)#	12/18/2043	7,840,000	7,847,297
Regatta XXVIII Funding Ltd. Series 2024-2A Class B1†	5.717% (3 mo. USD Term SOFR + 2.05%	)#	4/25/2037	2,170,000	2,173,991
SCF Equipment Leasing LLC Series 2024-1A Class E†	9.00%		12/20/2034	2,300,000	2,432,483
SEB Funding LLC Series 2026-1A Class A2†	6.665%		1/30/2056	9,360,000	9,303,625
Sixth Street CLO XXIV Ltd. Series 2024-24A Class A1R†	4.92% (3 mo. USD Term SOFR + 1.24%	)#	4/23/2037	4,800,000	4,812,658
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	6,655,876	6,665,486
Sunbit Asset Securitization Trust Series 2025-1 Class A†	5.36%		7/15/2030	10,690,000	10,721,957
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2 Class B1†	4.818%		9/25/2032	2,969,963	2,927,137
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	2,772,136	2,770,453
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	12,117,000	12,211,935
Verizon Master Trust Series 2023-3 Class A†	4.73%		4/21/2031	8,004,000	8,072,194
Total					260,165,277

Student Loan 0.08%
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1 Class C†	5.412% (30 day USD SOFR Average + 1.80%	)#	6/25/2047	4,281,175	4,300,869
Total Asset-Backed Securities (cost $608,866,491)					609,119,844

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Shares	Fair Value
COMMON STOCKS 0.01%

Diversified Telecommunication Services 0.01%
Luxco Co. Ltd.*(d) (cost $334,508)			18,676	$381,356

			Principal Amount

CORPORATE BONDS 43.35%

Aerospace/Defense 0.69%
ATI, Inc.	7.25%	8/15/2030	$2,008,000	2,086,366
Bombardier, Inc. (Canada)†(e)	7.25%	7/1/2031	1,959,000	2,060,845
Hexcel Corp.	5.875%	2/26/2035	6,808,000	7,045,020
Howmet Aerospace, Inc.	3.75%	3/3/2028	5,612,000	5,552,819
Moog, Inc.†	5.50%	10/15/2034	4,945,000	4,911,410
Northrop Grumman Corp.	3.25%	1/15/2028	8,898,000	8,756,140
TransDigm, Inc.†	6.75%	1/31/2034	4,786,000	4,910,197
Total				35,322,797

Agriculture 1.09%
Altria Group, Inc.	4.875%	2/4/2028	12,638,000	12,728,877
BAT Capital Corp.	7.75%	10/19/2032	10,036,000	11,504,872
Imperial Brands Finance PLC (United Kingdom)†(e)	5.625%	7/1/2035	8,596,000	8,712,018
Imperial Brands Finance PLC (United Kingdom)†(e)	5.875%	7/1/2034	9,500,000	9,802,811
Imperial Brands Finance PLC (United Kingdom)†(e)	6.125%	7/27/2027	8,651,000	8,803,978
Japan Tobacco, Inc. (Japan)†(e)	5.85%	6/15/2035	4,078,000	4,276,780
Total				55,829,336

Airlines 0.19%
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	5,250,000	4,835,704
United Airlines Holdings, Inc.	4.875%	3/1/2029	4,839,000	4,787,063
Total				9,622,767

Apparel 0.13%
William Carter Co.†	7.375%	2/15/2031	6,314,000	6,530,160

Auto Manufacturers 0.76%
Ford Motor Credit Co. LLC	2.90%	2/10/2029	2,858,000	2,698,655
Ford Motor Credit Co. LLC	5.303%	9/6/2029	12,724,000	12,744,779
Ford Motor Credit Co. LLC	7.20%	6/10/2030	3,211,000	3,405,628
JB Poindexter & Co., Inc.†	8.75%	12/15/2031	5,441,000	5,601,961
Nissan Motor Acceptance Co. LLC†	7.05%	9/15/2028	7,817,000	8,034,461

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Auto Manufacturers (continued)
Stellantis Financial Services U.S. Corp.†	5.40%		6/15/2029		$3,233,000	$3,241,739
Toyota Motor Credit Corp.	4.55%		9/20/2027		3,088,000	3,104,425
Total						38,831,648

Auto Parts & Equipment 0.23%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		9/15/2032		3,951,000	4,050,447
Dexko Global, Inc.†(f)	7.50%		4/15/2032		4,760,659	4,120,065
ZF North America Capital, Inc.†	6.75%		4/23/2030		3,719,000	3,704,783
Total						11,875,295

Banks 6.10%
ABN AMRO Bank NV (Netherlands)†(e)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037		3,200,000	2,891,784
Australia & New Zealand Banking Group Ltd. (Australia)(e)	4.675%		6/15/2026		21,000,000	21,004,848
Banco de Credito del Peru SA (Peru)†(e)	5.65% (5 yr. CMT + 1.96%	)#	1/15/2037		7,086,000	7,048,799
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029		7,537,000	7,179,294
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%	)#	7/21/2028		10,683,000	10,591,994
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029		9,764,000	9,676,816
BankUnited, Inc.	5.125%		6/11/2030		663,000	659,683
Barclays PLC (United Kingdom)(e)	6.496% (SOFR + 1.88%	)#	9/13/2027		10,000,000	10,056,686
Capital One NA	5.974% (5 yr. USD SOFR ICE Swap + 1.73%	)#	8/9/2028		3,941,000	4,022,310
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028		4,150,000	4,137,786
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030		3,263,000	3,207,311
Citigroup, Inc.	5.174% (SOFR + 1.49%	)#	9/11/2036		5,680,000	5,654,229
Citigroup, Inc.	6.174% (SOFR + 2.66%	)#	5/25/2034		7,733,000	8,096,097
Citigroup, Inc.	6.625% (5 yr. CMT + 3.00%	)#	–	(g)	6,550,000	6,654,531
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%	)#	4/25/2035		10,256,000	11,070,568

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank AS (Denmark)†(e)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028	$5,657,000	$5,655,025
Danske Bank AS (Denmark)†(e)	4.375%		6/12/2028	12,096,000	12,069,115
First Citizens BancShares, Inc.	5.60% (5 yr. CMT + 1.85%	)#	9/5/2035	4,122,000	4,039,544
First Citizens BancShares, Inc.	6.254% (5 yr. CMT + 1.97%	)#	3/12/2040	8,031,000	7,914,573
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	6,830,000	6,040,903
Goldman Sachs Group, Inc.	5.016% (SOFR + 1.42%	)#	10/23/2035	5,686,000	5,603,829
Goldman Sachs Group, Inc.	5.094% (SOFR + 1.34%	)#	4/20/2034	4,959,000	4,950,047
Intesa Sanpaolo SpA (Italy)†(e)	6.625%		6/20/2033	5,678,000	6,184,099
JPMorgan Chase & Co.	5.193% (SOFR + 1.30%	)#	2/5/2037	16,542,000	16,277,481
JPMorgan Chase & Co.	5.294% (SOFR + 1.46%	)#	7/22/2035	12,412,000	12,540,883
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%	)#	7/23/2036	4,685,000	4,762,935
Macquarie Group Ltd. (Australia)†(e)	4.654% (3 mo. USD Term SOFR + 1.99%	)#	3/27/2029	5,143,000	5,148,948
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	6,000,000	5,277,445
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030	12,802,000	12,733,873
Morgan Stanley	5.25% (SOFR + 1.87%	)#	4/21/2034	3,416,000	3,451,076
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037	2,359,000	2,362,642
Morgan Stanley	5.424% (SOFR + 1.88%	)#	7/21/2034	7,021,000	7,157,995
Toronto-Dominion Bank (Canada)(e)	4.701%		6/5/2026	16,733,000	16,734,211
Truist Financial Corp.	5.867% (SOFR + 2.36%	)#	6/8/2034	8,111,000	8,459,161
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	7,177,000	7,091,320
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035	5,000,000	5,166,171
UBS Group AG (Switzerland)†(e)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	8,000,000	7,953,127

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(e)	2.746% (1 yr. CMT + 1.10%	)#	2/11/2033		$4,312,000	$3,821,769
UBS Group AG (Switzerland)†(e)	5.58% (SOFR + 1.76%	)#	5/9/2036		6,459,000	6,587,079
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028		5,300,000	5,198,144
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033		11,838,000	10,903,087
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029		2,255,000	2,299,607
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		5,037,000	4,891,934
Total						313,228,759

Beverages 0.16%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033		8,000,000	7,986,209

Biotechnology 0.54%
Amgen, Inc.	5.15%		3/2/2028		14,655,000	14,842,386
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050		14,728,000	8,962,424
Royalty Pharma PLC	3.35%		9/2/2051		5,882,000	3,934,294
Total						27,739,104

Building Materials 0.20%
Ameritex Holdco Intermediate LLC†	7.625%		8/15/2033		3,832,000	3,993,565
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031		2,145,000	2,217,466
Smyrna Ready Mix Concrete LLC†	8.875%		11/15/2031		3,898,000	4,112,419
Total						10,323,450

Chemicals 0.63%
Celanese U.S. Holdings LLC	7.00%		2/15/2031		9,137,000	9,477,773
OCP SA (Malaysia)†(e)	6.741% (5 yr. CMT + 2.75%	)#	–	(g)	7,200,000	7,137,895
Rain Carbon, Inc.†(f)	12.25%		9/1/2029		3,252,000	3,459,400
SNF Group SACA (France)†(e)	5.626%		3/31/2031		12,353,000	12,509,004
Total						32,584,072

Coal 0.08%
SunCoke Energy, Inc.†	4.875%		6/30/2029		4,375,000	4,186,940

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services 0.63%
Allied Universal Holdco LLC†	7.875%		2/15/2031	$2,595,000	$2,715,395
Ashtead Capital, Inc.†	2.45%		8/12/2031	1,316,000	1,162,724
Ashtead Capital, Inc.†	4.25%		11/1/2029	2,000,000	1,962,121
CompoSecure Holdings LLC†	5.625%		2/1/2033	4,499,000	4,370,014
EquipmentShare.com, Inc.†	9.00%		5/15/2028	3,009,000	3,125,861
Global Payments, Inc.	2.90%		11/15/2031	7,400,000	6,542,951
Herc Holdings, Inc.†(f)	7.25%		6/15/2033	3,439,000	3,590,925
Mobility Global, Inc.†	5.45%		6/15/2031	4,253,000	4,302,522
Synergy Infrastructure Holdings LLC†	7.875%		12/1/2030	4,315,000	4,531,578
Total					32,304,091

Computers 0.12%
Gartner, Inc.†	4.50%		7/1/2028	6,511,000	6,428,443

Cosmetics/Personal Care 0.11%
Opal Bidco SAS (France)†(e)	6.50%		3/31/2032	5,376,000	5,481,117

Diversified Financial Services 3.24%
Aircastle Ltd.†	2.85%		1/26/2028	5,300,000	5,143,267
Aircastle Ltd.†	6.50%		7/18/2028	12,208,000	12,604,833
Aretec Group, Inc.†	10.00%		8/15/2030	3,646,000	3,871,521
Aviation Capital Group LLC†	4.875%		1/28/2033	2,898,000	2,815,957
Aviation Capital Group LLC†	6.375%		7/15/2030	4,500,000	4,733,954
Aviation Capital Group LLC†	6.75%		10/25/2028	5,000,000	5,217,497
Avilease Capital Ltd. (Cayman Islands)†(e)	4.75%		11/12/2030	7,105,000	6,941,289
Avolon Holdings Funding Ltd. (Ireland)†(e)	2.528%		11/18/2027	797,000	773,419
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.85%		4/1/2033	5,006,000	4,848,589
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.375%		5/30/2030	5,659,000	5,731,777
Azorra Finance Ltd. (Cayman Islands)†(e)	7.25%		1/15/2031	9,396,000	9,618,911
Cboe Global Markets, Inc.	3.65%		1/12/2027	5,304,000	5,291,479
Citadel Securities Global Holdings LLC†	6.20%		6/18/2035	14,480,000	14,889,184
CrossCountry Intermediate HoldCo LLC†	6.50%		10/1/2030	8,586,000	8,462,701
GGAM Finance Ltd. (Ireland)†(e)	8.00%		2/15/2027	4,668,000	4,712,766
ILFC E-Capital Trust I†	6.38%	#(h)	12/21/2065	11,192,000	9,619,098
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033	4,819,000	4,959,214
LPL Holdings, Inc.†	4.00%		3/15/2029	12,000,000	11,705,788
LPL Holdings, Inc.†	4.625%		11/15/2027	5,486,000	5,468,516
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	5.15%		3/17/2030	5,000,000	4,980,567

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	6.50%		3/26/2031	$3,752,000	$3,927,042
Muthoot Finance Ltd. (India)(e)	6.375%		4/23/2029	6,904,000	6,963,099
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,800,000	4,795,914
OneMain Finance Corp.	7.50%		5/15/2031	4,152,000	4,282,587
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	3.625%		3/1/2029	4,176,000	4,018,509
Stellantis Financial Services U.S. Corp.†	4.95%		9/15/2028	7,217,000	7,189,950
WS Escrow LLC†	7.75%		6/1/2033	2,563,000	2,616,216
Total					166,183,644

Electric 4.58%
AEP Texas, Inc.	5.20%		4/15/2036	4,741,000	4,667,778
AEP Transmission Co. LLC	5.375%		6/15/2035	2,747,000	2,799,471
Alpha Generation LLC†	6.75%		10/15/2032	6,941,000	7,107,313
Appalachian Power Co.	5.65%		4/1/2034	3,014,000	3,104,727
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	8,543,000	8,846,041
Chile Electricity Lux MPC II SARL (Luxembourg)†(e)	5.58%		10/20/2035	7,118,191	7,241,336
Comision Federal de Electricidad (Mexico)†(e)	6.045%		1/28/2034	2,419,000	2,376,063
Comision Federal de Electricidad (Mexico)(e)	6.045%		1/28/2034	530,000	520,593
Comision Federal de Electricidad (Mexico)(e)	6.45%		1/24/2035	3,972,000	3,978,903
Constellation Energy Generation LLC†	5.00%		2/1/2031	11,082,000	11,106,181
Constellation Energy Generation LLC	5.60%		6/15/2042	2,075,000	2,053,781
COX Asset Mexico SA de CV (Mexico)†(e)(f)	7.75%		5/8/2036	4,959,000	5,120,168
Dominion Energy, Inc.	5.45%		3/15/2035	3,554,000	3,621,212
Electricite de France SA (France)(e)	4.50%		12/4/2069	3,000,000	2,130,889
Emera, Inc. (Canada)(e)	6.75% (3 mo. USD LIBOR + 5.44%	)#	6/15/2076	11,476,000	11,483,368
ENEL Finance International NV (Netherlands)†(e)	5.125%		6/26/2029	3,011,000	3,047,441
Entergy Louisiana LLC	4.90%		4/15/2036	7,550,000	7,371,189
Entergy Louisiana LLC	5.70%		3/15/2054	4,297,000	4,237,442
Entergy Mississippi LLC	5.05%		4/15/2036	7,208,000	7,105,333
Entergy Mississippi LLC	5.80%		4/15/2055	4,467,000	4,453,666
Evergy Kansas Central, Inc.	5.25%		3/15/2035	7,710,000	7,777,022
Evergy Missouri West, Inc.†	5.65%		6/1/2034	6,000,000	6,123,233
Florida Power & Light Co.	5.60%		2/15/2066	4,423,000	4,263,592
Florida Power & Light Co.	5.80%		3/15/2065	2,315,000	2,300,524

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
Indianapolis Power & Light Co.†	5.70%		4/1/2054	$3,000,000	$2,961,400
Interstate Power & Light Co.	4.95%		9/30/2034	1,995,000	1,976,029
Interstate Power & Light Co.	5.60%		6/29/2035	5,850,000	6,018,457
IPALCO Enterprises, Inc.	4.25%		5/1/2030	10,730,000	10,415,201
ITC Holdings Corp.†	5.50%		4/15/2036	4,819,000	4,873,603
Kentucky Utilities Co.	5.85%		8/15/2055	5,914,000	5,961,243
Long Ridge Energy LLC†	8.75%		2/15/2032	6,707,000	6,975,206
NRG Energy, Inc.†	4.45%		6/15/2029	6,500,000	6,409,038
NRG Energy, Inc.†	6.00%		2/1/2033	4,037,000	4,069,161
Pacific Gas & Electric Co.	5.00%		6/4/2028	5,702,000	5,742,986
Pacific Gas & Electric Co.	5.20%		5/1/2036	9,680,000	9,445,022
Pacific Gas & Electric Co.	5.80%		5/15/2034	11,155,000	11,422,029
Palomino Funding Trust I†	7.233%		5/17/2028	3,939,000	4,100,102
PG&E Corp.	6.85% (5 yr. CMT + 3.23%	)#	9/15/2056	2,515,000	2,507,832
PSEG Power LLC†	5.75%		5/15/2035	3,105,000	3,178,095
Talen Energy Supply LLC†	6.25%		2/1/2034	7,227,000	7,206,629
Virginia Electric & Power Co.	4.95%		3/15/2036	4,807,000	4,727,493
Vistra Operations Co. LLC†	5.70%		12/30/2034	11,067,000	11,204,065
Vistra Operations Co. LLC†	7.75%		10/15/2031	2,965,000	3,109,834
Total					235,140,691

Electronics 0.58%
Flex Ltd.	5.25%		1/15/2032	3,115,000	3,130,029
Flex Ltd.	5.375%		11/13/2035	5,718,000	5,631,558
nVent Finance SARL (Luxembourg)(e)	2.75%		11/15/2031	2,722,000	2,425,377
nVent Finance SARL (Luxembourg)(e)	4.55%		4/15/2028	6,722,000	6,704,420
Vontier Corp.	2.95%		4/1/2031	12,857,000	11,681,649
Total					29,573,033

Energy-Alternate Sources 0.11%
Empresa Generadora de Electricidad Haina SA (Dominican Republic)†(e)	5.625%		11/8/2028	5,654,000	5,543,493

Engineering & Construction 0.30%
MasTec, Inc.†	4.50%		8/15/2028	7,670,000	7,598,243
Weekley Homes LLC/Weekley Finance Corp.†	6.75%		1/15/2034	7,883,000	7,767,581
Total					15,365,824

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Entertainment 0.32%
Discovery Global Holdings, Inc.(b)	5.05%	3/15/2042	$6,936,000	$5,021,814
Flutter Treasury DAC (Ireland)†(e)	5.875%	6/4/2031	6,623,000	6,551,339
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC†	8.625%	1/15/2032	4,506,000	4,630,996
Total				16,204,149

Food 0.53%
Chobani LLC/Chobani Finance Corp., Inc.†	6.375%	4/15/2034	4,946,000	5,032,704
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(e)	6.375%	4/15/2066	6,790,000	6,644,490
Pilgrim’s Pride Corp.	4.25%	4/15/2031	9,820,000	9,430,752
Smithfield Foods, Inc.†	2.625%	9/13/2031	7,149,000	6,324,011
Total				27,431,957

Gas 0.49%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	4,513,000	4,014,495
National Fuel Gas Co.	2.95%	3/1/2031	3,954,000	3,606,957
National Fuel Gas Co.(b)	5.50%	5/15/2036	4,178,000	4,170,098
National Fuel Gas Co.	5.95%	3/15/2035	5,009,000	5,202,226
NiSource, Inc.	5.30%	5/18/2036	1,848,000	1,849,505
Piedmont Natural Gas Co., Inc.	5.10%	2/15/2035	6,400,000	6,388,293
Total				25,231,574

Health Care-Products 0.93%
180 Medical, Inc.†	5.30%	10/8/2035	7,220,000	7,039,715
Baxter International, Inc.	2.539%	2/1/2032	13,353,000	11,424,097
Baxter International, Inc.	5.65%	12/15/2035	9,245,000	9,163,030
Medline Borrower LP/Medline Co-Issuer, Inc.†	5.25%	6/15/2033	6,396,000	6,402,063
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	4,397,000	4,518,313
VSP Optical Group, Inc.†	5.40%	6/1/2033	8,980,000	8,990,525
Total				47,537,743

Health Care-Services 0.99%
Centene Corp.	2.45%	7/15/2028	6,847,000	6,494,201
CommonSpirit Health	5.318%	12/1/2034	4,711,000	4,719,177
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	14,400,000	12,903,406
HCA, Inc.	5.50%	6/1/2033	4,897,000	5,003,356
Icon Investments Six DAC (Ireland)(e)(f)	6.00%	5/8/2034	10,054,000	10,276,840
UnitedHealth Group, Inc.	3.45%	1/15/2027	4,202,000	4,187,242

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
Universal Health Services, Inc.	2.65%	10/15/2030	$6,371,000	$5,759,795
Universal Health Services, Inc.	2.65%	1/15/2032	1,535,000	1,345,526
Total				50,689,543

Home Builders 0.29%
Century Communities, Inc.†	3.875%	8/15/2029	6,832,000	6,456,849
LGI Homes, Inc.†	4.00%	7/15/2029	8,985,000	8,253,058
Total				14,709,907

Home Furnishings 0.09%
Whirlpool Corp.	6.125%	6/15/2030	5,025,000	4,730,749

Insurance 0.88%
Aspen Insurance Holdings Ltd.	5.75%	7/1/2030	4,590,000	4,736,367
Asurion LLC/Asurion Co-Issuer, Inc.†	8.00%	12/31/2032	6,905,000	7,205,215
Brighthouse Financial Global Funding†	5.65%	6/10/2029	5,719,000	5,762,687
CNO Global Funding†	5.875%	6/4/2027	6,163,000	6,245,322
MetLife, Inc.†	9.25%	4/8/2068	9,450,000	11,080,323
New York Life Global Funding†	4.55%	1/28/2033	2,760,000	2,720,145
Protective Life Corp.	8.45%	10/15/2039	393,000	471,906
RenaissanceRe Holdings Ltd.	5.75%	6/5/2033	4,490,000	4,614,538
Sammons Financial Group Global Funding†	5.10%	12/10/2029	2,105,000	2,113,679
Total				44,950,182

Internet 1.34%
Amazon.com, Inc.	5.80%	3/13/2056	7,623,000	7,635,626
Beignet Investor LLC†	6.581%	5/30/2049	14,581,000	15,039,223
Meta Platforms, Inc.	5.625%	11/15/2055	6,707,000	6,188,703
Meta Platforms, Inc.	6.30%	5/15/2056	5,747,000	5,802,669
Prosus NV (Netherlands)(e)	4.027%	8/3/2050	9,490,000	6,679,371
Rakuten Group, Inc. (Japan)†(e)	9.75%	4/15/2029	1,881,000	2,057,031
Uber Technologies, Inc.†	4.50%	8/15/2029	16,776,000	16,654,585
Uber Technologies, Inc.	4.80%	9/15/2035	4,999,000	4,871,029
Weibo Corp. (China)(e)(f)	3.375%	7/8/2030	4,100,000	3,855,257
Total				68,783,494

Investment Companies 0.04%
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	2,142,000	2,140,686

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Iron-Steel 0.30%
Carpenter Technology Corp.†	5.625%		3/1/2034	$4,341,000	$4,318,245
Commercial Metals Co.†	5.75%		11/15/2033	4,374,000	4,380,006
Vale Overseas Ltd. (Brazil)†(e)	6.00% (5 yr. CMT + 2.43%	)#	2/25/2056	6,716,000	6,742,192
Total					15,440,443

Leisure Time 0.79%
Carnival Corp. Ltd.†	6.125%		2/15/2033	5,879,000	5,959,324
Lindblad Expeditions LLC†	7.00%		9/15/2030	9,324,000	9,603,394
Royal Caribbean Cruises Ltd.†	5.375%		7/15/2027	5,818,000	5,839,426
Royal Caribbean Cruises Ltd.	5.375%		1/15/2036	12,548,000	12,486,601
Royal Caribbean Cruises Ltd.†	6.00%		2/1/2033	6,550,000	6,641,754
Total					40,530,499

Lodging 0.31%
Hilton Domestic Operating Co., Inc.†	5.50%		3/31/2034	4,488,000	4,469,708
Melco Resorts Finance Ltd. (Hong Kong)†(e)(f)	6.50%		9/24/2033	4,595,000	4,540,690
Wynn Macau Ltd. (Macau)†(e)	6.75%		2/15/2034	7,071,000	7,095,005
Total					16,105,403

Machinery: Construction & Mining 0.10%
Solaris Energy Infrastructure LLC†	6.375%		5/15/2031	4,994,000	5,074,542

Machinery-Diversified 0.36%
Flowserve Corp.	2.80%		1/15/2032	4,260,000	3,790,036
Flowserve Corp.	5.70%		5/15/2036	4,504,000	4,536,445
Regal Rexnord Corp.	6.30%		2/15/2030	4,000,000	4,176,002
Regal Rexnord Corp.	6.40%		4/15/2033	5,723,000	6,066,802
Total					18,569,285

Media 0.91%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%		2/1/2032	5,410,000	4,826,919
Cox Communications, Inc.†	1.80%		10/1/2030	6,644,000	5,782,547
Cox Communications, Inc.†	2.60%		6/15/2031	4,207,000	3,707,331
Directv Financing LLC†	8.875%		2/1/2030	4,863,000	4,992,264
Paramount Global	3.375%		2/15/2028	7,622,000	7,389,039
Sinclair Television Group, Inc.†	8.125%		2/15/2033	5,695,000	5,858,731
Univision Communications, Inc.†	8.50%		7/31/2031	4,151,000	4,182,480
Univision Communications, Inc.†	8.875%		4/15/2033	5,055,000	5,040,825
VZ Secured Financing BV (Netherlands)†(e)	5.00%		1/15/2032	5,635,000	4,896,609
Total					46,676,745

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining 1.47%
Anglo American Capital PLC (United Kingdom)†(e)	3.875%	3/16/2029	$3,573,000	$3,511,589
Anglo American Capital PLC (United Kingdom)†(e)	5.50%	5/2/2033	1,217,000	1,246,952
Anglo American Capital PLC (United Kingdom)†(e)	5.75%	4/5/2034	2,754,000	2,856,144
Aris Mining Corp. (Canada)†(e)	8.00%	10/31/2029	5,247,000	5,409,143
Capstone Copper Corp. (Canada)†(e)	6.75%	3/31/2033	5,825,000	5,944,063
Corp. Nacional del Cobre de Chile (Chile)†(e)	6.33%	1/13/2035	8,648,000	9,132,461
First Quantum Minerals Ltd. (Canada)†(e)	8.00%	3/1/2033	6,042,000	6,339,339
Freeport Indonesia PT (Indonesia)(e)	6.20%	4/14/2052	4,531,000	4,441,702
Glencore Funding LLC†	6.375%	10/6/2030	3,000,000	3,178,079
Ivanhoe Mines Ltd. (Canada)†(e)	7.875%	1/23/2030	4,846,000	4,871,165
Minera Mexico SA de CV (Mexico)†(e)	5.625%	2/12/2032	4,300,000	4,331,820
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(e)	6.95%	10/17/2031	6,498,000	6,883,221
Novelis Corp.†	6.875%	1/30/2030	5,191,000	5,337,313
PLS Group Ltd. (Australia)†(e)	6.875%	5/1/2031	5,005,000	5,138,063
Vedanta Resources Finance II PLC (United Kingdom)†(e)	9.475%	7/24/2030	4,514,000	4,851,833
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(e)	5.854%	5/13/2032	2,091,000	2,158,934
Total				75,631,821

Miscellaneous Manufacturing 0.12%
LSB Industries, Inc.†	6.25%	10/15/2028	6,110,000	6,136,450

Oil & Gas 2.51%
Antero Resources Corp.†	5.375%	3/1/2030	8,663,000	8,744,857
Borr IHC Ltd./Borr Finance LLC†(b)	8.75%	1/15/2032	7,182,000	7,240,889
Caturus Energy LLC†	8.50%	2/15/2030	5,349,000	5,605,233
Continental Resources, Inc.†	5.75%	1/15/2031	5,119,000	5,226,768
Crescent Energy Finance LLC†	7.375%	1/15/2033	7,242,000	7,362,804
EQT Corp.	7.00%	2/1/2030	2,652,000	2,831,622
Expand Energy Corp.	5.375%	3/15/2030	5,467,000	5,517,117
HF Sinclair Corp.	5.00%	2/1/2028	5,000,000	4,995,640
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.375%	11/1/2033	6,929,000	7,374,999
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	7,453,000	7,569,140
Matador Resources Co.†	6.25%	4/15/2033	5,697,000	5,730,874
Nabors Industries, Inc.†(f)	8.875%	8/15/2031	6,810,000	7,143,602
Permian Resources Operating LLC†	7.00%	1/15/2032	4,701,000	4,903,745
Petroleos Mexicanos (Mexico)(e)	6.70%	2/16/2032	12,012,000	12,116,300

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	4.375%		2/2/2031	$5,819,000	$5,715,379
SM Energy Co.†	6.625%		4/15/2034	4,820,000	4,848,756
SM Energy Co.†	6.75%		8/1/2029	4,847,000	4,972,344
Transocean International Ltd.†	7.875%		10/15/2032	4,212,000	4,496,068
Viper Energy Partners LLC	5.70%		8/1/2035	9,297,000	9,511,157
Wildfire Intermediate Holdings LLC†	7.50%		10/15/2029	6,490,000	6,668,280
Total					128,575,574

Oil & Gas Services 0.35%
Kodiak Gas Services LLC†	6.50%		10/1/2033	4,092,000	4,166,266
SESI LLC†	7.875%		9/30/2030	9,136,000	9,436,492
WBI Operating LLC†	6.25%		10/15/2030	4,315,000	4,354,353
Total					17,957,111

Packaging & Containers 0.08%
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032	4,336,000	4,172,000

Pharmaceuticals 0.85%
AbbVie, Inc.	4.80%		3/15/2027	7,811,000	7,857,756
Bayer Corp.†	6.65%		2/15/2028	1,527,000	1,577,354
Bayer U.S. Finance LLC†	6.375%		11/21/2030	9,069,000	9,556,906
Bayer U.S. Finance LLC†	6.50%		11/21/2033	5,205,000	5,556,843
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055	6,086,000	6,345,625
EMD Finance LLC†	4.125%		8/15/2028	2,703,000	2,682,158
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(e)	4.45%		5/19/2028	7,849,000	7,873,195
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	3.15%		10/1/2026	1,971,000	1,961,884
Total					43,411,721

Pipelines 2.84%
Colonial Enterprises, Inc.†	5.627%		11/15/2035	6,513,000	6,531,459
Columbia Pipelines Holding Co. LLC†	4.999%		11/17/2032	10,086,000	10,027,197
Columbia Pipelines Holding Co. LLC†	5.097%		10/1/2031	7,110,000	7,157,866
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	6.875%		6/1/2034	5,065,000	5,139,040
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028	2,905,000	2,916,754
DT Midstream, Inc.†	4.125%		6/15/2029	9,336,000	9,158,364
Eastern Energy Gas Holdings LLC	5.65%		10/15/2054	8,287,000	7,927,431

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Pipelines (continued)
Enbridge, Inc. (Canada)(e)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084		$8,937,000	$10,227,610
Energy Transfer LP	6.50% (5 yr. CMT + 5.69%	)#	–	(g)	9,119,000	9,155,759
Energy Transfer LP	6.942% (3 mo. USD Term SOFR + 3.28%	)#	11/1/2066		4,830,000	4,834,529
Enterprise Products Operating LLC	5.25% (3 mo. USD Term SOFR + 3.29%	)#	8/16/2077		3,429,000	3,426,494
Esentia Energy Development SAB de CV (Mexico)†(e)	6.50%		7/30/2038		9,303,000	9,214,621
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035		6,117,000	6,322,941
Gulfstream Natural Gas System LLC†	5.60%		7/23/2035		9,244,000	9,439,136
NGPL PipeCo LLC†	3.25%		7/15/2031		5,100,000	4,692,776
NGPL PipeCo LLC†	4.875%		8/15/2027		3,500,000	3,513,811
Plains All American Pipeline LP	8.023% (3 mo. USD Term SOFR + 4.37%	)#	–	(g)	7,670,000	7,696,653
QazaqGaz NC JSC (Kazakhstan)†(e)(f)	5.625%		5/8/2036		5,014,000	4,920,299
Rockies Express Pipeline LLC†	6.75%		3/15/2033		3,629,000	3,781,204
Transcanada Trust (Canada)(e)	5.60% (5 yr. CMT + 3.99%	)#	3/7/2082		10,224,000	10,128,946
Venture Global Plaquemines LNG LLC†	7.50%		5/1/2033		8,683,000	9,587,056
Total						145,799,946

Real Estate 0.23%
Kennedy-Wilson, Inc.	4.75%		3/1/2029		4,945,000	4,958,608
Kennedy-Wilson, Inc.†	7.00%		6/1/2031		6,557,000	6,715,755
Total						11,674,363

REITS 2.32%
Blackstone Mortgage Trust, Inc.†	6.25%		6/1/2031		3,999,000	3,936,139
Brandywine Operating Partnership LP	8.875%		4/12/2029		4,798,000	5,064,409
Brixmor Operating Partnership LP	5.375%		6/15/2036		5,155,000	5,145,023
CFE Fibra E (Mexico)†(e)	5.875%		9/23/2040		5,229,664	5,100,491
Crown Castle, Inc.	2.10%		4/1/2031		5,000,000	4,397,757
Crown Castle, Inc.	3.30%		7/1/2030		2,632,000	2,485,686
EPR Properties	4.95%		4/15/2028		1,994,000	1,996,789
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		6,982,000	7,084,649
Goodman U.S. Finance Seven LLC†	5.25%		4/28/2036		8,153,000	8,046,921
Goodman U.S. Finance Six LLC†	5.125%		10/7/2034		4,965,000	4,914,083
Iron Mountain Information Management Services, Inc.†	5.00%		7/15/2032		6,995,000	6,745,242

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	$6,309,000	$6,184,297
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%	7/15/2031	12,577,000	13,036,186
Millrose Properties, Inc.†	6.375%	8/1/2030	5,224,000	5,301,127
Phillips Edison Grocery Center Operating Partnership I LP	4.95%	1/15/2035	5,642,000	5,525,582
Phillips Edison Grocery Center Operating Partnership I LP	5.75%	7/15/2034	932,000	965,650
Piedmont Operating Partnership LP	2.75%	4/1/2032	7,819,000	6,649,473
Prologis Targeted U.S. Logistics Fund LP†	5.25%	1/15/2035	2,685,000	2,689,969
Starwood Property Trust, Inc.†	6.50%	10/15/2030	4,227,000	4,334,552
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	11,500,000	11,431,897
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	3,831,000	3,770,058
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	4,490,000	4,509,380
Total				119,315,360

Retail 0.21%
Advance Auto Parts, Inc.†	7.00%	8/1/2030	6,425,000	6,606,304
QXO Building Products, Inc.†	6.75%	4/30/2032	4,229,000	4,311,888
Total				10,918,192

Semiconductors 0.49%
Foundry JV Holdco LLC†	5.50%	1/25/2031	5,744,000	5,888,734
Foundry JV Holdco LLC†	5.90%	1/25/2033	5,252,000	5,465,768
Foundry JV Holdco LLC†	6.25%	1/25/2035	2,169,000	2,295,884
Intel Corp.	4.10%	5/19/2046	5,330,000	4,166,758
Intel Corp.	5.00%	8/15/2033	3,601,000	3,590,583
Intel Corp.	5.30%	5/15/2036	3,713,000	3,709,720
Total				25,117,447

Software 0.76%
CoreWeave, Inc.†(f)	9.00%	2/1/2031	4,976,000	5,051,484
Fiserv, Inc.	5.15%	8/12/2034	3,716,000	3,623,812
Fiserv, Inc.	5.45%	3/15/2034	3,251,000	3,243,026
Oracle Corp.	2.875%	3/25/2031	3,491,000	3,127,790
Oracle Corp.	3.85%	7/15/2036	6,500,000	5,459,551
Oracle Corp.	5.95%	9/26/2055	11,191,000	9,794,206
Oracle Corp.	6.55%	2/4/2046	8,951,000	8,635,846
Total				38,935,715

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Telecommunications 1.24%
Altice France SA (France)†(e)	9.50%		11/1/2029	$4,210,029	$4,283,763
Cipher Compute LLC†	7.125%		11/15/2030	6,547,000	6,833,112
Core Scientific Finance I LLC†	7.75%		5/15/2031	9,625,000	9,848,264
Level 3 Financing, Inc.†	8.50%		1/15/2036	11,827,100	12,799,004
NTT Finance Corp. (Japan)†(e)	5.11%		7/2/2029	5,090,000	5,159,300
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC†	5.70%		4/15/2036	12,465,000	12,137,891
SV RNO Property Owner 1 LLC†	5.875%		3/1/2031	7,474,000	7,384,658
WULF Compute LLC†	7.75%		10/15/2030	4,743,000	4,986,529
Total					63,432,521

Toys/Games/Hobbies 0.23%
Mattel, Inc.(f)	5.00%		11/17/2030	11,655,000	11,627,245

Transportation 0.35%
GXO Logistics, Inc.	6.50%		5/6/2034	8,291,000	8,689,202
Rand Parent LLC†	8.50%		2/15/2030	5,023,000	5,180,983
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	4,124,000	4,251,304
Total					18,121,489

Water 0.16%
Nova Securitisation SARL (Luxembourg)†(e)(f)	5.75%		2/3/2031	8,741,000	8,433,633
Total Corporate Bonds (cost $2,215,218,080)					2,224,148,362

FLOATING RATE LOANS(i) 1.75%

Aerospace & Defense 0.08%
TransDigm, Inc. 2026 Term Loan N	6.12% (1 mo. USD Term SOFR + 2.50%	)	2/13/2033	4,238,000	4,252,918

Diversified Financial Services 0.62%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.353% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	11,797,841	11,849,988
Hudson River Trading LLC 2026 Repriced Term Loan B	6.103% (1 mo. USD Term SOFR + 2.50%	)	3/18/2030	12,325,120	12,322,470
Jane Street Group LLC 2024 Term Loan B1	5.666% (3 mo. USD Term SOFR + 2.00%	)	12/15/2031	7,623,002	7,589,880
Total					31,762,338

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric 0.23%
NRG Energy, Inc. 2024 Term Loan	5.37% - 5.42% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/16/2031	$11,742,670	$11,776,900

Entertainment 0.34%
Discovery Global Holdings, Inc. 2026 USD Term Loan B	–	(c)	6/4/2033	5,000,000	5,014,850
Flutter Financing BV 2024 Term Loan B (Netherlands)(e)	5.45% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030	12,532,594	12,459,466
Total					17,474,316

Environmental Control 0.12%
Clean Harbors, Inc. 2025 Term Loan	5.12% (1 mo. USD Term SOFR + 1.50%	)	10/8/2032	5,887,245	5,937,699

Media 0.07%
Charter Communications Operating LLC 2024 Term Loan B5	–	(c)	12/15/2031	3,861,000	3,830,846

Pipelines 0.12%
Colossus Acquireco LLC Term Loan B	5.38% (3 mo. USD Term SOFR + 1.75%	)	7/30/2032	6,087,410	6,090,362

Retail 0.17%
Raising Cane’s Restaurants LLC 2026 Term Loan B	–	(c)	6/6/2033	8,712,000	8,679,330
Total Floating Rate Loans (cost $89,711,502)					89,804,709

FOREIGN GOVERNMENT OBLIGATIONS(e) 1.16%

France 0.27%
Agence Francaise de Developpement EPIC	4.00%		9/21/2027	13,800,000	13,769,781

Hungary 0.24%
Hungary Government International Bonds	5.25%		6/16/2029	1,518,000	1,540,376
Hungary Government International Bonds	5.375%		9/26/2030	10,667,000	10,884,333
Total					12,424,709

Mexico 0.16%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	8,113,000	8,169,629

Panama 0.24%
Panama Government International Bonds	5.227%		2/23/2034	12,262,000	12,148,576

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Romania 0.20%
Romania Government International Bonds†	5.75%		7/4/2036	$3,436,000	$3,285,669
Romania Government International Bonds†	6.625%		5/16/2036	7,066,000	7,238,823
Total					10,524,492

Uzbekistan 0.05%
Republic of Uzbekistan International Bonds	5.375%		2/20/2029	935,000	943,672
Republic of Uzbekistan International Bonds	7.85%		10/12/2028	1,698,000	1,802,733
Total					2,746,405
Total Foreign Government Obligations (cost $59,694,296)					59,783,592

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.43%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	22,170,000	19,811,496
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	8,410,000	7,722,927
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K148 Class A2	3.50%	#(j)	7/25/2032	7,500,000	7,102,045
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161 Class A2	4.90%	#(j)	10/25/2033	5,910,000	6,022,264
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K543 Class A2	4.329%	#(j)	6/25/2030	10,000,000	9,974,529
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(j)	8/25/2032	3,021,000	2,797,146
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(j)	5/25/2033	13,872,319	13,532,533
FREMF Mortgage Trust Series K-169 Class A2	4.66%	#(j)	12/25/2034	6,300,000	6,306,713
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	2,825	2,478
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $73,207,020)					73,272,131

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 23.55%
Federal Home Loan Mortgage Corp.	2.50%		6/1/2051 - 11/1/2051	$6,995,466	$5,883,200
Federal Home Loan Mortgage Corp.	3.50%		1/1/2035 - 9/1/2051	14,866,490	13,769,180
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 4/1/2054	7,700,505	7,656,490
Federal Home Loan Mortgage Corp.	5.435% (30 day USD SOFR Average + 2.35%	)#	9/1/2055	5,180,636	5,232,724
Federal Home Loan Mortgage Corp.	5.50%		7/1/2054 - 11/1/2054	28,464,414	29,056,474
Federal Home Loan Mortgage Corp.	6.00%		1/1/2053 - 2/1/2055	10,658,644	10,978,888
Federal Home Loan Mortgage Corp.	6.50%		11/1/2053	8,209,032	8,599,022
Federal National Mortgage Association	2.50%		6/1/2051 - 3/1/2052	28,215,950	23,805,281
Federal National Mortgage Association	3.00%		4/1/2051 - 1/1/2052	18,579,657	16,425,972
Federal National Mortgage Association	3.50%		9/1/2051 - 6/1/2052	13,067,284	11,995,756
Federal National Mortgage Association	5.00%		7/1/2052 - 8/1/2054	16,471,983	16,364,517
Federal National Mortgage Association	5.462% (30 day USD SOFR Average + 2.31%	)#	10/1/2055	18,435,338	18,680,248
Federal National Mortgage Association	5.50%		10/1/2054	14,493,593	14,817,805
Federal National Mortgage Association	6.00%		10/1/2053 - 1/1/2055	27,510,766	28,300,446
Federal National Mortgage Association	6.243% (30 day USD SOFR Average + 2.11%	)#	11/1/2054	11,127,829	11,454,977
Government National Mortgage Association(k)	2.00%		TBA	23,670,000	19,424,176
Government National Mortgage Association(k)	2.50%		TBA	25,593,000	21,890,695
Government National Mortgage Association(k)	3.00%		TBA	59,717,000	53,052,781
Government National Mortgage Association(k)	4.50%		TBA	53,397,000	51,376,099
Government National Mortgage Association(k)	5.00%		TBA	101,912,000	100,607,529
Government National Mortgage Association(k)	5.50%		TBA	100,474,000	101,033,577
Government National Mortgage Association(k)	6.00%		TBA	50,495,949	51,630,913
Uniform Mortgage-Backed Security(k)	2.00%		TBA	40,134,000	32,102,132
Uniform Mortgage-Backed Security(k)	2.50%		TBA	48,704,000	40,741,737
Uniform Mortgage-Backed Security(k)	3.00%		TBA	7,975,000	6,966,506
Uniform Mortgage-Backed Security(k)	3.50%		TBA	13,549,000	12,317,259

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(k)	4.00%		TBA	$28,494,000	$27,102,511
Uniform Mortgage-Backed Security(k)	4.50%		TBA	90,689,000	89,690,620
Uniform Mortgage-Backed Security(k)	5.00%		TBA	151,119,000	150,179,593
Uniform Mortgage-Backed Security(k)	5.50%		TBA	128,051,000	128,749,724
Uniform Mortgage-Backed Security(k)	6.00%		TBA	61,647,000	63,002,351
Uniform Mortgage-Backed Security(k)	6.50%		TBA	24,765,000	25,693,279
Uniform Mortgage-Backed Security(k)	7.00%		TBA	9,128,000	9,646,774
Total Government Sponsored Enterprises Pass-Throughs (cost $1,205,932,110)					1,208,229,236

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.63%
1301 Trust Series 2025-1301 Class A†	5.059%	#(j)	8/11/2042	5,460,000	5,470,682
ALA Trust Series 2025-OANA Class A†	5.371% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	4,310,000	4,333,882
ARES Commercial Mortgage Trust Series 2026-AZURE Class D†	5.977% (1 mo. USD Term SOFR + 2.35%	)#	3/15/2038	4,050,000	4,064,757
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	3,771,000	3,890,871
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(j)	10/25/2051	4,853,644	4,027,198
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	2,600,000	2,687,786
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	3,850,000	3,963,784
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(j)	5/15/2056	7,600,000	7,889,650
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	12,360,000	12,645,313
Benchmark Mortgage Trust Series 2025-V18 Class A3	5.184%		10/15/2058	8,180,000	8,293,367
BHMS Commercial Mortgage Trust Series 2025-ATLS Class A†	5.477% (1 mo. USD Term SOFR + 1.85%	)#	8/15/2042	6,140,000	6,158,686
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	5,471,000	5,599,564
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	10,545,000	10,863,463
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(j)	12/15/2057	10,080,000	10,334,496
BX Commercial Mortgage Trust Series 2026-CSMO Class B†	5.327% (1 mo. USD Term SOFR + 1.70%	)#	2/15/2043	4,440,000	4,466,752
BX Trust Series 2025-ROIC Class B†	5.021% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2030	6,400,659	6,384,870
BX Trust Series 2025-VOLT Class D†	6.377% (1 mo. USD Term SOFR + 2.75%	)#	12/15/2044	7,200,000	7,210,120
CIM Trust Series 2021-INV1 Class A2†	2.50%	#(j)	7/1/2051	8,920,511	7,401,363

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CIM Trust Series 2021-J1 Class A1†	2.50%	#(j)	3/25/2051	$4,454,778	$3,690,800
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AS	3.849%		2/10/2049	97,572	95,703
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(j)	11/27/2051	2,029,323	1,751,764
DBC Mortgage Trust Series 2025-DBC Class C†	5.678% (1 mo. USD Term SOFR + 2.05%	)#	11/15/2042	4,400,000	4,415,521
Deephaven Residential Mortgage Trust Series 2025-INV1 Class A1†	5.087%	#(j)	11/25/2060	9,411,400	9,389,508
ESTN Trust Series 2026-TOWN Class D†	6.686%	#(j)	5/12/2046	2,960,000	3,032,176
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.112% (30 day USD SOFR Average + 2.50%	)#	1/25/2042	5,867,000	5,918,156
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	7.962% (30 day USD SOFR Average + 4.35%	)#	4/25/2042	980,000	1,007,990
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	8.862% (30 day USD SOFR Average + 5.25%	)#	3/25/2042	5,071,000	5,225,579
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1B†	7.112% (30 day USD SOFR Average + 3.50%	)#	5/25/2043	11,800,000	12,294,462
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	4.862% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	3,725,375	3,739,543
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	7.512% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	7,100,000	7,429,659
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R06 Class 1A1†	4.512% (30 day USD SOFR Average + 0.90%	)#	9/25/2045	2,112,850	2,115,372
Federal National Mortgage Association-ACES Series 2025-M4 Class A2	4.389%		8/25/2035	13,990,000	13,710,660
Flagstar Mortgage Trust Series 2021-11IN Class A2†	3.00%	#(j)	11/25/2051	6,669,499	5,765,607
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(j)	11/25/2051	2,487,578	2,064,010
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(j)	6/1/2051	16,106,794	13,344,538
GS Mortgage Securities Corp. Trust Series 2024-RVR Class A†	5.198%	#(j)	8/10/2041	4,670,000	4,678,370
GS Mortgage-Backed Securities Trust Series 2021-MM1 Class A2†	2.50%	#(j)	4/25/2052	12,444,361	10,301,553

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(j)	7/25/2051	$1,700,201	$1,411,678
GS Mortgage-Backed Securities Trust Series 2021-PJ9 Class A2†	2.50%	#(j)	2/26/2052	3,726,567	3,080,406
GS Mortgage-Backed Securities Trust Series 2022-PJ3 Class A4†	2.50%	#(j)	8/25/2052	5,694,229	4,699,522
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A3†	2.50%	#(j)	1/25/2053	3,539,474	2,925,754
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(j)	1/25/2053	6,256,449	5,400,728
GS Mortgage-Backed Securities Trust Series 2026-NQM2 Class AFCF†	4.95%	(l)	11/25/2061	7,913,481	7,884,038
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.805%	#(j)	6/10/2027	100,000	897
JP Morgan Mortgage Trust Series 2021-10 Class A3†	2.50%	#(j)	12/25/2051	5,202,811	4,322,495
JP Morgan Mortgage Trust Series 2021-14 Class A3†	2.50%	#(j)	5/25/2052	706,209	585,520
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(j)	6/25/2052	5,088,905	4,398,971
JP Morgan Mortgage Trust Series 2021-4 Class A3†	2.50%	#(j)	8/25/2051	4,932,463	4,095,427
JP Morgan Mortgage Trust Series 2021-8 Class A3†	2.50%	#(j)	12/25/2051	7,111,121	5,904,724
JP Morgan Mortgage Trust Series 2021-INV6 Class A2†	3.00%	#(j)	4/25/2052	12,561,828	10,882,570
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(j)	5/25/2052	6,104,559	5,294,599
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(j)	7/25/2052	1,527,955	1,318,970
JP Morgan Mortgage Trust Series 2022-1 Class A3†	2.50%	#(j)	7/25/2052	1,680,751	1,390,998
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(j)	8/25/2052	3,974,694	3,431,058
JP Morgan Mortgage Trust Series 2022-4 Class A2A†	3.00%	#(j)	10/25/2052	2,316,005	1,996,345
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(j)	3/25/2052	21,592,749	18,626,484
JP Morgan Mortgage Trust Series 2022-INV3 Class A3B†	3.00%	#(j)	9/25/2052	5,986,253	5,178,843
JP Morgan Mortgage Trust Series 2025-DSC1 Class A1†	5.577%	#(j)	9/25/2065	7,977,152	8,036,130
JP Morgan Mortgage Trust Series 2025-VIS3 Class A1†	5.062%	#(j)	2/25/2066	3,497,149	3,484,506
JP Morgan Mortgage Trust Series 2026-NQM2 Class A1FC†	5.05%	(l)	9/25/2066	7,639,484	7,626,458

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.517% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	$2,670,000	$2,673,666
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.01% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	8,540,000	8,546,080
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	5,820,000	5,981,975
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC3 Class A1†	4.912%	#(j)	9/25/2070	3,053,538	3,040,320
Morgan Stanley Residential Mortgage Loan Trust Series 2026-DSC1 Class A1FC†	4.617%	(I)	1/25/2071	3,985,290	3,967,747
New Residential Mortgage Loan Trust Series 2025-NQM3 Class A1†	5.53%	#(j)	5/25/2065	3,820,283	3,838,143
NYC Commercial Mortgage Trust Series 2026-1PARK Class D†	5.925% (1 mo. USD Term SOFR + 2.30%	)#	2/15/2043	1,340,000	1,346,344
NYMT Loan Trust Series 2025-INV2 Class A1†	5.00%	#(j)	10/25/2060	8,688,769	8,649,250
OBX Trust Series 2021-J2 Class A1†	2.50%	#(j)	7/25/2051	4,049,991	3,359,072
OBX Trust Series 2025-NQM15 Class A1†	5.143%	#(j)	7/27/2065	10,648,115	10,641,179
OBX Trust Series 2025-NQM16 Class A1†	4.905%	#(j)	8/25/2065	2,957,501	2,940,601
OBX Trust Series 2025-NQM20 Class A1†	5.021%	#(j)	10/25/2065	3,008,853	3,003,310
OBX Trust Series 2026-NQM6 Class A1FC†	5.063%	(I)	4/26/2066	5,985,699	5,977,511
OBX Trust Series 2026-NQM7 Class A1FC†	5.22%	(I)	4/25/2066	3,840,002	3,843,665
Rate Mortgage Trust Series 2021-HB1 Class A1†	2.50%	#(j)	12/25/2051	4,368,866	3,616,568
RCKT Mortgage Trust Series 2021-4 Class A1†	2.50%	#(j)	9/25/2051	8,292,716	6,864,784
RCKT Mortgage Trust Series 2021-5 Class A1†	2.50%	#(j)	11/25/2051	5,907,023	4,889,862
RIDE Series 2025-SHRE Class A†	5.438%	#(j)	2/14/2047	14,710,000	14,892,039
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	8,110,000	8,229,879
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†(m)	0.305%	#(j)	2/15/2041	1,217,000	9,644
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(j)	2/25/2050	3,714	3,587
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.07% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	6,500,000	6,468,156
SWCH Commercial Mortgage Trust Series 2025-DATA Class D†	6.268% (1 mo. USD Term SOFR + 2.64%	)#	2/15/2042	7,020,000	6,974,686

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
TEXAS Commercial Mortgage Trust Series 2025-TWR Class D†	6.718% (1 mo. USD Term SOFR + 3.09%	)#	4/15/2042	$4,700,000	$4,707,023
Verus Securitization Trust Series 2025-12 Class A1FC†	4.858%	(l)	12/25/2070	1,594,952	1,588,767
Verus Securitization Trust Series 2026-1 Class A1FC†	4.743%	(l)	1/25/2071	2,359,199	2,350,642
Verus Securitization Trust Series 2026-R3 Class A1FC†	5.19%	(l)	2/27/2068	1,302,491	1,303,047
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4	2.658%		11/15/2054	7,000,000	6,261,242
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	18,700,000	19,477,460
Wells Fargo Mortgage-Backed Securities Trust Series 2022-2 Class A2†	2.50%	#(j)	12/25/2051	1,297,321	1,073,993
Total Non-Agency Commercial Mortgage-Backed Securities (cost $496,141,385)					494,154,938

U.S. TREASURY OBLIGATIONS 23.44%
U.S. Treasury Bonds	4.00%		11/15/2042	127,171,000	114,369,451
U.S. Treasury Bonds	4.625%		11/15/2044	67,458,000	64,714,884
U.S. Treasury Bonds	4.625%		11/15/2055	90,488,000	85,440,466
U.S. Treasury Bonds	4.75%		2/15/2045	171,146,000	166,696,873
U.S. Treasury Bonds	4.75%		11/15/2053	89,039,000	85,581,783
U.S. Treasury Bonds	4.75%		5/15/2055	152,575,000	146,883,237
U.S. Treasury Bonds	4.875%		8/15/2045	62,995,000	62,222,327
U.S. Treasury Inflation-Indexed Notes(n)	1.25%		4/15/2031	39,001,270	38,382,422
U.S. Treasury Notes	3.75%		4/30/2028	202,046,000	201,114,693
U.S. Treasury Notes	3.875%		3/31/2031	239,795,000	237,078,574
Total U.S. Treasury Obligations (cost $1,219,065,847)					1,202,484,710
Total Long-Term Investments (cost $5,968,171,239)					5,961,378,878

SHORT-TERM INVESTMENTS 4.35%

U.S. TREASURY OBLIGATIONS 0.99%
U.S. Treasury Bills (Cost $50,855,881)	Zero Coupon		7/2/2026	51,013,000	50,854,420

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 2.79%
Repurchase Agreement dated 5/29/2026, 3.250% due 6/1/2026 with Fixed Income Clearing Corp. collateralized by $43,812,600 of U.S. Treasury Bill at 0.000% due 11/27/2026; value: $43,006,907; proceeds: $42,175,049 (cost $42,163,629)	$42,163,629	$42,163,629
Repurchase Agreement dated 5/29/2026, 3.630% due 6/1/2026 with JPMorgan Securities LLC collateralized by $102,668,400 of U.S. Treasury Bond at 4.375% due 5/15/2034; value: $103,061,224; proceeds: $101,030,553 (cost $101,000,000)	101,000,000	101,000,000
Total Repurchase Agreements (cost $143,163,629)		143,163,629

Time Deposits 0.06%
CitiBank N.A.(o) (cost $2,934,601)	2,934,601	2,934,601

	Shares

Money Market Funds 0.51%
Fidelity Government Portfolio(o) (cost $26,411,411)	26,411,411	26,411,411
Total Short-Term Investments (cost $223,365,522)		223,364,061
Total Investments in Securities 120.54% (cost $6,191,536,761)		6,184,742,939
Other Assets and Liabilities – Net (20.54)%		(1,053,764,370)
Net Assets 100.00%		$5,130,978,569

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2026, the total value of Rule 144A securities was $2,165,110,961, which represents 42.20% of net assets (see Note 2(n)).
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2026.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis (See Note 2(m)).
(c)	Interest rate to be determined.
(d)	Investment in non-U.S. dollar denominated securities.

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2026

(e)	Foreign security traded in U.S. dollars.
(f)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2026.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(l)	Step Bond – Security with a predetermined schedule of interest rate changes.
(m)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(n)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(o)	Security was purchased with the cash collateral from loaned securities.

Futures Contracts at May 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2026	902	Long	$186,418,068	$186,319,375	$(98,693)

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$23,352,557	$6,716,750	$30,069,307
Remaining Industries	–	579,050,537	–	579,050,537
Common Stocks	–	381,356	–	381,356
Corporate Bonds	–	2,224,148,362	–	2,224,148,362
Floating Rate Loans	–	89,804,709	–	89,804,709
Foreign Government Obligations	–	59,783,592	–	59,783,592
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	73,272,131	–	73,272,131
Government Sponsored Enterprises Pass-Throughs	–	1,208,229,236	–	1,208,229,236
Non-Agency Commercial Mortgage-Backed Securities	–	494,154,938	–	494,154,938
U.S. Treasury Obligations	–	1,202,484,710	–	1,202,484,710
Short-Term Investments
U.S. Treasury Obligations	–	50,854,420	–	50,854,420
Repurchase Agreements	–	143,163,629	–	143,163,629
Time Deposits	–	2,934,601	–	2,934,601
Money Market Funds	26,411,411	–	–	26,411,411
Total	$26,411,411	$6,151,614,778	$6,716,750	$6,184,742,939

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND May 31, 2026

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(98,693)	–	–	(98,693)
Total	$(98,693)	$–	$–	$(98,693)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 95.30%

ASSET-BACKED SECURITIES 0.59%

Other 0.59%
Arini U.S. CLO III Ltd. Series 3A Class D†	6.661% (3 mo. USD Term SOFR + 2.90%	)#	1/15/2039	$4,480,000	$4,491,850
Atlantic Avenue Ltd. Series 2023-1A Class D1R†	6.973% (3 mo. USD Term SOFR + 3.30%	)#	1/15/2039	6,110,000	6,150,711
Ballyrock CLO 28 Ltd. Series 2024-28A Class C1†	6.475% (3 mo. USD Term SOFR + 2.80%	)#	1/20/2038	7,000,000	7,035,980
Harvest U.S. CLO Ltd. Series 2025-2A Class D1†	7.13% (3 mo. USD Term SOFR + 3.45%	)#	7/17/2038	2,000,000	2,009,300
Obra CLO 4 Ltd. Series 2026-4A Class D†	6.979% (3 mo. USD Term SOFR + 3.30%	)#	7/20/2039	4,000,000	4,004,016
Ocean Trails CLO XV Ltd. Series 2024-15A Class D1R†	6.923% (3 mo. USD Term SOFR + 3.25%	)#	1/15/2039	2,000,000	2,010,400
Total Asset-Backed Securities (cost $25,610,000)					25,702,257

				Shares

COMMON STOCKS 0.48%

Diversified Telecommunication Services 0.07%
Luxco Co. Ltd.*(a)				143,538	2,930,985

Health Care Providers & Services 0.14%
Recovery Solutions LLC*				377,697	6,231,997

Miscellaneous Financials 0.20%
Utex Industries*				297,535	8,876,362

Personal Care Products 0.02%
Anastasia Parent LLC*				79,014	691,373

Transportation Infrastructure 0.05%
ACBL Holdings Corp.*				60,887	2,131,045	(b)
Total Common Stocks (cost $21,134,619)					20,861,762

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
CORPORATE BONDS 9.58%

Aerospace/Defense 0.10%
TransDigm, Inc.†	6.125%		7/31/2034	$4,285,000	$4,272,637

Airlines 0.17%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)(d)	9.50%		6/1/2028	7,285,000	7,257,936

Banks 0.24%
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031	10,964,000	10,648,237

Biotechnology 0.32%
Genmab AS/Genmab Finance LLC (Denmark)†(c)	6.25%		12/15/2032	13,700,000	13,967,068

Building Materials 0.27%
ACProducts Holdings, Inc.†	6.375%		5/15/2032	7,065,000	3,709,125	(b)
CP Atlas Buyer, Inc.†	9.75%		7/15/2030	8,518,000	8,022,361
Total					11,731,486

Chemicals 0.37%
Advancion Sciences, Inc.†	9.25%		11/1/2026	13,035,579	10,493,641
Celanese U.S. Holdings LLC	7.00%		2/15/2031	5,319,000	5,517,377
Total					16,011,018

Commercial Services 0.17%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(c)	7.00%		5/21/2030	7,041,000	7,274,127

Diversified Financial Services 0.72%
Bread Financial Holdings, Inc.†(d)	8.375% (5 yr. CMT + 4.30%	)#	6/15/2035	8,510,000	8,900,805
Jefferson Capital Holdings LLC†(d)	8.25%		5/15/2030	8,449,000	8,896,062
LFS Topco LLC†(d)	8.75%		7/15/2030	8,711,000	8,678,727
PRA Group, Inc.†	5.00%		10/1/2029	5,138,000	4,875,008
Total					31,350,602

Electric 0.68%
Alpha Generation LLC†	6.25%		1/15/2034	10,718,000	10,632,423
NRG Energy, Inc.†	5.875%		5/15/2034	18,878,000	18,768,737
Total					29,401,160

Entertainment 0.31%
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC†	11.875%		4/15/2031	8,215,000	8,930,633

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Entertainment (continued)
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC†	8.625%		1/15/2032		$4,631,000	$4,759,464
Total						13,690,097

Equity Real Estate 0.33%
Kennedy-Wilson, Inc.†	7.25%		6/1/2033		14,080,000	14,325,984

Food 0.11%
C&S Group Enterprises LLC†(d)	5.00%		12/15/2028		5,210,000	4,907,418

Forest Products & Paper 0.21%
Magnera Corp.†	7.25%		11/15/2031		9,255,000	8,947,107

Hand/Machine Tools 0.22%
IMA Industria Macchine Automatiche SpA†	5.954% (3 mo. EURIBOR + 3.75%	)#	4/15/2029	EUR	2,771,000	3,277,423
IMA Industria Macchine Automatiche SpA	5.954% (3 mo. EURIBOR + 3.75%	)#	4/15/2029	EUR	5,260,000	6,221,307
Total						9,498,730

Insurance 0.25%
Asurion LLC/Asurion Co-Issuer, Inc.†	8.00%		12/31/2032		$4,013,000	4,187,477
CRC Insurance Group LLC†	7.125%		6/1/2031		6,594,000	6,618,134
Total						10,805,611

Internet 0.16%
Arches Buyer, Inc.†(d)	6.125%		12/1/2028		2,462,000	2,390,201
Rakuten Group, Inc. (Japan)†(c)	9.75%		4/15/2029		4,169,000	4,559,151
Total						6,949,352

Leisure Time 0.16%
Deuce Finco PLC†	5.65% (3 mo. EURIBOR + 3.50%	)#	11/20/2032	EUR	5,750,000	6,791,844

Lodging 0.29%
Genting New York LLC/GENNY Capital, Inc.†	7.25%		10/1/2029		$12,300,000	12,601,792

Machinery-Diversified 0.46%
Columbus McKinnon Corp.†	7.125%		2/1/2033		1,774,000	1,798,969
King U.S. Bidco, Inc.†	5.454% (3 mo. EURIBOR + 3.25%	)#	12/1/2032	EUR	4,318,000	5,085,661

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Machinery-Diversified (continued)
Lsf12 Helix Parent LLC†	7.125%	2/1/2033		$13,370,000	$13,134,860
Total					20,019,490

Media 0.59%
AMC Global Media, Inc.	4.25%	2/15/2029		3,753,000	3,331,766
CSC Holdings LLC†	4.50%	11/15/2031		22,470,000	12,770,712
DISH Network Corp.†	11.75%	11/15/2027		9,492,000	9,785,730
Total					25,888,208

Mining 0.02%
PLS Group Ltd. (Australia)†(c)	6.875%	5/1/2031		752,000	771,993

Miscellaneous Manufacturing 0.18%
CTEC II GmbH	5.25%	2/15/2030	EUR	7,055,000	7,883,541

Oil & Gas 0.58%
Borr IHC Ltd./Borr Finance LLC†(e)	8.75%	1/15/2032		$4,712,000	4,750,636
Caturus Energy LLC†	7.125%	5/15/2031		4,298,000	4,298,018
Kraken Oil & Gas Partners LLC†	7.125%	5/15/2031		2,696,000	2,681,967
Matador Resources Co.†	6.00%	4/15/2034		3,405,000	3,366,406
Par Petroleum LLC†	7.375%	6/1/2034		4,927,000	5,045,437
SM Energy Co.†	6.625%	4/15/2034		4,888,000	4,917,162
Total					25,059,626

Oil & Gas Services 0.44%
Archrock Services LP/Archrock Partners Finance Corp.†	6.00%	2/1/2034		9,458,000	9,465,983
WBI Operating LLC†	6.25%	10/15/2030		5,677,000	5,728,774
WBI Operating LLC†	6.50%	10/15/2033		4,021,000	4,074,318
Total					19,269,075

Pipelines 0.27%
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	6.875%	6/1/2034		4,711,000	4,779,865
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%	3/15/2034		4,413,000	4,432,189
Golar LNG Ltd.†	7.50%	10/2/2030		400,000	409,225
Harvest Midstream I LP†	6.75%	5/15/2034		2,220,000	2,280,616
Total					11,901,895

Retail 0.93%
FirstCash, Inc.†	6.125%	5/1/2034		9,418,000	9,429,488
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		11,756,000	5,525,320

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Retail (continued)
GPS Hospitality Operating Co. LLC/GPS New Finco, Inc.†	9.50%		5/28/2030	$3,319,009	$4,044,548
LBM Acquisition LLC†	9.50%		6/15/2031	10,922,000	9,199,652
Michaels Cos., Inc.†(d)	11.00%		3/15/2034	4,693,000	4,441,267
Park River Holdings, Inc.†(d)	8.75%		12/31/2030	4,920,897	4,791,610
White Cap Supply Holdings LLC†(d)	7.375%		11/15/2030	2,835,000	2,827,981
Total					40,259,866

Software 0.04%
Rocket Software, Inc.†	6.50%		2/15/2029	1,876,000	1,756,188

Telecommunications 0.64%
Core Scientific Finance I LLC†	7.75%		5/15/2031	18,836,000	19,272,924
Level 3 Financing, Inc.†	8.50%		1/15/2036	6,034,868	6,530,789
Lumen Technologies, Inc.†	5.375%		6/15/2029	2,247,000	2,199,305
Total					28,003,018

Transportation 0.35%
Rand Parent LLC†	8.50%		2/15/2030	7,500,000	7,735,890
Seaspan Corp. (Hong Kong)†(c)	5.50%		8/1/2029	7,742,000	7,411,049
Total					15,146,939
Total Corporate Bonds (cost $425,686,855)					416,392,045

				Shares

EXCHANGE-TRADED FUNDS 1.77%

Exchange- Traded Funds 1.24%
Invesco Senior Loan ETF(d)				2,642,537	54,092,732

Miscellaneous Financials 0.53%
State Street Blackstone Senior Loan ETF(d)				565,770	22,941,974
Total Exchange-Traded Funds (cost $77,998,285)					77,034,706

				Principal Amount‡

FLOATING RATE LOANS(f) 82.46%

Advertising 0.37%
CMG Media Corp. 2024 Term Loan	7.30% (3 mo. USD Term SOFR + 3.50%	)	6/18/2029	$17,638,584	15,997,578

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Aerospace & Defense 1.40%
Alloy Finco Ltd. 2026 USD PIK New Way Term Loan B 13.50% (Jersey)(c)	0.50% (3 mo. USD Term SOFR + 0.50%	)	3/6/2028	$1,917,911	$48,265,923
TransDigm, Inc. 2025 Term Loan K	5.87% (1 mo. USD Term SOFR + 2.25%	)	3/22/2030	3,675,624	3,688,010
TransDigm, Inc. 2025 Term Loan M	6.12% (1 mo. USD Term SOFR + 2.50%	)	8/19/2032	9,053,460	9,085,917
Total					61,039,850

Aerospace/Defense 0.55%
Doncasters Finance U.S. LLC 2024 Term Loan (Jersey)(c)	10.20% (3 mo. USD Term SOFR + 6.50%	)	4/23/2030	2,757,837	2,787,704
TransDigm, Inc. 2023 Term Loan J	6.12% (1 mo. USD Term SOFR + 2.50%	)	2/28/2031	9,783,234	9,819,432
TransDigm, Inc. 2024 Term Loan L	6.12% (1 mo. USD Term SOFR + 2.50%	)	1/19/2032	11,095,185	11,135,295
Total					23,742,431

Airlines 1.27%
American Airlines, Inc. 2025 Term Loan	5.925% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	27,540,354	27,464,205
American Airlines, Inc. 2026 1st Lien Term Loan B	–	(g)	5/20/2033	4,693,000	4,656,043
JetBlue Airways Corp. 2024 Term Loan B	8.435% (3 mo. USD Term SOFR + 4.75%	)	8/27/2029	6,931,643	6,112,842
OneSky Flight LLC 2026 Term Loan B	6.375% (1 mo. USD Term SOFR + 2.75%	)	2/17/2033	8,989,000	9,027,203
VistaJet Malta Finance PLC 2025 Term Loan B	7.442% (3 mo. USD Term SOFR + 3.75%	)	4/1/2031	7,991,618	7,944,987
Total					55,205,280

Apparel 0.30%
WH Borrower LLC 2025 Term Loan B	8.142% (3 mo. USD Term SOFR + 4.50%	)	2/20/2032	13,153,985	13,189,632

Auto Parts & Equipment 1.70%
Autokiniton U.S. Holdings, Inc. 2024 Term Loan B	7.735% (1 mo. USD Term SOFR + 4.00%	)	4/6/2028	14,009,214	14,003,750
Clarios Global LP 2024 USD Term Loan B (Canada)(c)	6.12% (1 mo. USD Term SOFR + 2.50%	)	5/6/2030	3,660,270	3,672,349

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Auto Parts & Equipment (continued)
Clarios Global LP 2026 USD Term Loan B (Canada)(c)	6.098% (1 mo. USD Term SOFR + 2.50%	)	1/28/2032		$14,121,040	$14,158,108
DexKo Global, Inc. 2026 Term Loan B (294mm)	8.663% (3 mo. USD Term SOFR + 5.00%	)	10/6/2031		2,387,249	2,342,500
DexKo Global, Inc. 2026 USD Term Loan B	8.163% (3 mo. USD Term SOFR + 4.50%	)	10/6/2031		9,779,189	9,566,785
RealTruck Group, Inc. 2026 FLSO Tranche A Term Loan	–	(g)	1/31/2031		15,392,477	9,950,159
Tenneco, Inc. 2022 Term Loan B	8.742% - 8.80% (3 mo. USD Term SOFR + 5.00%	)	11/17/2028		20,001,000	20,023,701
Total						73,717,352

Banks 0.37%
Armor Holding II LLC 2025 Term Loan	7.495% (6 mo. USD Term SOFR + 3.75%	)	12/10/2031		11,131,926	11,158,754
Chrysaor Bidco SARL 2025 USD Term Loan B (Luxembourg)(c)	6.669% (3 mo. USD Term SOFR + 3.00%	)	10/30/2031		5,022,354	5,049,726
Total						16,208,480

Beverages 0.73%
Celsius Holdings, Inc. 2025 Term Loan B	5.95% (3 mo. USD Term SOFR + 2.25%	)	4/1/2032		2,216,418	2,233,972
Pegasus BidCo BV 2025 EUR 1st Lien Repriced Term Loan B	5.283% (3 mo. EURIBOR + 3.00%	)	7/12/2029	EUR	2,374,000	2,783,930
Pegasus BidCo BV 2025 USD Repriced Term Loan B (Netherlands)(c)	6.401% (3 mo. USD Term SOFR + 2.75%	)	7/12/2029		$13,619,306	13,686,041
Primo Brands Corp. 2026 Term Loan B	6.432% (3 mo. USD Term SOFR + 2.75%	)	3/31/2031		12,799,000	12,896,464
Total						31,600,407

Biotechnology 0.46%
Genmab AS Term Loan B (Denmark)(c)	6.70% (3 mo. USD Term SOFR + 3.00%	)	12/13/2032		2,314,650	2,322,890
Grifols Worldwide Operations USA, Inc. 2026 USD Term Loan B	6.187% (6 mo. USD Term SOFR + 2.50%	)	4/14/2033		17,525,590	17,633,110
Total						19,956,000

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Building Materials 1.90%
ACProducts, Inc. 2026 First Lien First Out Term Loan	9.15% (3 mo. USD Term SOFR + 5.50%	)	11/14/2031		$538,811	$551,161
Associated Materials, Inc. 2022 Term Loan B	9.62% (1 mo. USD Term SOFR + 6.00%	)	3/8/2029		4,614,002	4,016,488
Chamberlain Group, Inc. 2025 Term Loan B	6.37% (1 mo. USD Term SOFR + 2.75%	)	9/8/2032		11,624,654	11,653,134
Cornerstone Building Brands, Inc. 2021 Term Loan B	7.024% (3 mo. USD Term SOFR + 3.25%	)	4/12/2028		9,227,838	5,532,089
EMRLD Borrower LP 2024 Term Loan B	5.95% (3 mo. USD Term SOFR + 2.25%	)	8/4/2031		5,536,810	5,543,731
EMRLD Borrower LP Term Loan B	5.916% (3 mo. USD Term SOFR + 2.25%	)	5/31/2030		6,027,752	6,037,577
Groundworks LLC 2024 Term Loan	6.584% (1 mo. USD Term SOFR + 3.00%	)	3/14/2031		6,449,339	6,479,973
Hobbs & Associates LLC Term Loan B	6.37% (1 mo. USD Term SOFR + 2.75%	)	7/23/2031		7,989,874	8,014,843
OEP Glass Purchaser LLC 2026 Term Loan B	7.70% (3 mo. USD Term SOFR + 4.00%	)	3/7/2033		4,788,000	4,797,001
Quikrete Holdings, Inc. 2025 Term Loan B	5.87% (1 mo. USD Term SOFR + 2.25%	)	2/10/2032		23,383,595	23,419,138
Smyrna Ready Mix Concrete LLC 2025 Term Loan B	6.62% (1 mo. USD Term SOFR + 3.00%	)	4/2/2029		6,419,283	6,439,376
Total						82,484,511

Chemicals 2.18%
Bakelite U.S. Holdco, Inc. 2024 Term Loan B	7.45% (3 mo. USD Term SOFR + 3.75%	)	12/23/2031		10,395,413	10,313,133
BASF Coatings EUR Term Loan B	–	(g)	5/6/2033	EUR	5,632,000	6,594,652
BASF Coatings USD Term Loan B (France)(c)	–	(g)	5/6/2033		$6,570,000	6,593,094
Hexion Holdings Corp. 2024 Term Loan B	7.584% (1 mo. USD Term SOFR + 4.00%	)	3/15/2029		4,746,022	4,611,947
INEOS Styrolution Group GmbH 2020 EUR Term Loan	3.903% (1 mo. EURIBOR + 2.00%	)	1/29/2027	EUR	14,980,000	17,445,498

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Chemicals (continued)
INEOS U.S. Finance LLC 2021 USD Term Loan B	6.22% (1 mo. USD Term SOFR + 2.50%	)	11/8/2028		$5,543,011	$5,517,790
Nouryon Finance BV 2024 USD Term Loan B1 (Netherlands)(c)	6.936% (6 mo. USD Term SOFR + 3.25%	)	4/3/2028		17,990,598	18,029,997
Nouryon Finance BV 2024 USD Term Loan B2 (Netherlands)(c)	6.937% (6 mo. USD Term SOFR + 3.25%	)	4/3/2028		3,898,360	3,906,293
Olympus Water U.S. Holding Corp. 2025 USD Term Loan B	6.95% (3 mo. USD Term SOFR + 3.25%	)	11/3/2032		6,610,433	6,612,713
SCIH Salt Holdings, Inc. 2025 Repriced Term Loan B	6.35% (6 mo. USD Term SOFR + 2.75%	)	1/31/2029		9,338,432	9,374,806
USALCO LLC 2025 Term Loan	7.12% (1 mo. USD Term SOFR + 3.50%	)	9/30/2031		5,852,719	5,880,520
Total						94,880,443

Commercial Services 6.46%
Albion Financing 3 SARL 2025 USD Term Loan (Luxembourg)(c)	6.632% (3 mo. USD Term SOFR + 3.00%	)	5/21/2031		10,724,381	10,778,003
Allied Universal Holdco LLC 2025 USD Term Loan B	6.87% (1 mo. USD Term SOFR + 3.25%	)	8/20/2032		26,192,380	26,318,365
Amber Finco PLC 2025 EUR Term Loan B2	5.377% (3 mo. EURIBOR + 3.25%	)	6/12/2029	EUR	7,200,000	8,509,689
Belron Finance 2019 LLC 2026 Repriced Term Loan B	5.657% (3 mo. USD Term SOFR + 2.00%	)	10/16/2031		$21,846,548	21,926,506
Boluda Towage SL 2026 EUR Term Loan B	–	(g)	5/27/2033	EUR	2,817,000	3,310,391
Boluda Towage SL 2026 USD Term Loan B (Spain)(c)	–	(g)	5/27/2033		$3,756,000	3,777,127
Brock Holdings III, Inc. 2024 Term Loan B	9.663% (3 mo. USD Term SOFR + 6.00%	)	5/2/2030		9,712,075	9,614,954
CHG Healthcare Services, Inc. 2026 Term Loan B	6.62% (1 mo. USD Term SOFR + 3.00%	)	9/29/2031		12,079,769	12,111,780
CoreLogic, Inc. Term Loan	7.235% (1 mo. USD Term SOFR + 3.50%	)	6/2/2028		16,364,194	16,241,463

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Commercial Services (continued)
Ensemble RCM LLC 2026 Term Loan B	6.663% (3 mo. USD Term SOFR + 3.00%	)	2/9/2033		$13,116,000	$13,109,770
Fugue Finance BV 2026 EUR Term Loan B	4.979% (3 mo. EURIBOR + 2.75%	)	1/9/2032	EUR	6,286,000	7,368,979
Fugue Finance BV 2026 USD Term Loan B (Netherlands)(c)	5.916% (3 mo. USD Term SOFR + 2.25%	)	1/9/2032		$875,890	874,572
Garda World Security Corp. 2026 Term Loan B (Canada)(c)	6.419% (3 mo. USD Term SOFR + 2.75%	)	2/1/2029		17,105,538	17,139,749
Holding Socotec 2026 EUR Term Loan B	5.127% (3 mo. EURIBOR + 3.00%	)	6/2/2031	EUR	6,641,000	7,810,004
Mavis Tire Express Services Corp. 2025 Repriced Term Loan	6.669% (6 mo. USD Term SOFR + 3.00%	)	5/4/2028		$13,173,184	13,187,741
Mavis Tire Express Services Corp. 2026 Incremental Term Loan	6.92% (6 mo. USD Term SOFR + 3.25%	)	5/6/2033		12,940,000	12,949,964
Mister Car Wash Holdings, Inc. 2026 Incremental Term Loan B	6.641% (3 mo. USD Term SOFR + 3.00%	)	3/27/2031		13,751,000	13,840,244
Parexel International Corp. 2025 Repriced Term Loan B	6.12% (1 mo. USD Term SOFR + 2.50%	)	12/12/2031		12,320,707	12,355,390
PG Investment Co. 59 SARL 2025 Repriced Term Loan B (Luxembourg)(c)	5.95% (3 mo. USD Term SOFR + 2.25%	)	3/26/2031		6,151,933	6,185,984
Priority Holdings LLC 2025 Term Loan B	7.37% (1 mo. USD Term SOFR + 3.75%	)	8/2/2032		5,251,536	5,203,957
Raven Acquisition Holdings LLC Term Loan B	6.62% (1 mo. USD Term SOFR + 3.00%	)	11/19/2031		8,818,942	8,777,360
Techem Verwaltungsgesellschaft 675 GmbH 2025 EUR Term Loan B	5.484% (3 mo. EURIBOR + 3.25%	)	7/15/2032	EUR	5,682,000	6,696,244
TruGreen LP 2020 Term Loan	7.766% (3 mo. USD Term SOFR + 4.00%	)	11/2/2027		$13,081,223	12,538,876
Veritiv Corp. Term Loan B	7.70% (3 mo. USD Term SOFR + 4.00%	)	12/2/2030		15,302,500	14,733,936
Wash Multifamily Parent, Inc. Term Loan B	6.614% (1 mo. USD Term SOFR + 3.00%	)	9/10/2032		15,219,000	15,279,267
Total						280,640,315

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Commercial Services & Supplies 0.01%
Raven Acquisition Holdings LLC Delayed Draw Term Loan(h)	–	(g)	11/19/2031		$636,287	$633,287

Computers 1.09%
Clover Holdings 2 LLC Fixed Term Loan B	7.75%		12/9/2031		4,831,312	4,666,226
Clover Holdings 2 LLC Term Loan B	7.381% (1 mo. USD Term SOFR + 3.75%	)	12/9/2031		9,499,928	9,373,294
McAfee LLC 2024 USD 1st Lien Term Loan B	6.62% (1 mo. USD Term SOFR + 3.00%	)	3/1/2029		20,714,363	18,872,235
Nielsen Consumer, Inc. 2025 USD 1st Lien Term Loan	5.87% (1 mo. USD Term SOFR + 2.25%	)	10/31/2030		9,025,138	9,002,575
Ping Identity Corp. 2025 Term Loan	6.381% (1 mo. USD Term SOFR + 2.75%	)	11/15/2032		5,677,000	5,616,029
Total						47,530,359

Containers & Packaging 3.09%
Altium Packaging LLC 2024 Term Loan B	6.12% (1 mo. USD Term SOFR + 2.50%	)	6/11/2031		12,585,151	12,286,254
Berlin Packaging LLC 2025 Term Loan B7	6.932% - 6.95% (3 mo. USD Term SOFR + 3.25%	)	6/7/2031		15,958,446	15,886,952
Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B	6.87% (1 mo. USD Term SOFR + 3.25%	)	4/1/2032		26,912,946	25,501,765
Node AcquiCo GmbH EUR Term Loan	5.67% (3 mo. EURIBOR + 3.50%	)	12/8/2032	EUR	11,032,457	12,916,061
Proampac PG Borrower LLC 2026 USD Term Loan B	7.663% - 7.67% (1 mo. USD Term SOFR + 4.00% (3 mo. USD Term SOFR + 4.00%	) )	3/7/2033		$20,117,909	19,749,148
SupplyOne, Inc. 2024 Term Loan B	7.12% (1 mo. USD Term SOFR + 3.50%	)	4/21/2031		8,894,720	8,917,891
Sword Purchaser LLC USD Term Loan B	7.62% (1 mo. USD Term SOFR + 4.00%	)	4/11/2033		21,184,000	20,696,768
Tosca Services LLC 2024 Second Out Superpriority PIK Term Loan B	8.05% (3 mo. USD Term SOFR + 4.25%	)	11/30/2028		10,187,743	9,635,924
Trivium Packaging BV EUR Repriced Term Loan	5.92% (3 mo. EURIBOR + 3.75%	)	5/28/2030	EUR	7,565,000	8,880,772
Total						134,471,535

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Cosmetics/Personal Care 1.18%
ACP Tara Holdings, Inc. 2025 Term Loan B	6.95% (3 mo. USD Term SOFR + 3.25%	)	12/15/2032	$8,224,000	$8,259,692
Conair Holdings LLC Term Loan B	7.485% (1 mo. USD Term SOFR + 3.75%	)	5/17/2028	17,115,723	14,316,104
Olaplex, Inc. 2022 Term Loan	7.266% (3 mo. USD Term SOFR + 3.50%	)	2/23/2029	7,504,923	7,522,522
Opal Bidco SAS USD Term Loan B4	6.70% (3 mo. USD Term SOFR + 3.00%	)	4/28/2032	21,163,152	21,204,738
Total					51,303,056

Distribution/Wholesale 0.92%
BCPE Empire Holdings, Inc. 2025 Term Loan B	6.87% (1 mo. USD Term SOFR + 3.25%	)	12/11/2030	7,715,754	7,681,034
BCPE Empire Holdings, Inc. 2026 10th Amendment Term Loan	7.12% (1 mo. USD Term SOFR + 3.50%	)	12/29/2032	20,262,000	20,198,783
Fluid-Flow Products, Inc. 2026 Term Loan B	6.87% (1 mo. USD Term SOFR + 3.25%	)	3/4/2033	4,711,000	4,746,332
Olympus Water U.S. Holding Corp. 2024 USD Term Loan	6.70% (3 mo. USD Term SOFR + 3.00%	)	6/20/2031	7,367,234	7,358,025
PAI Holdco, Inc. 2020 Term Loan B	–	(g)	10/28/2027	50,000	48,275
Total					40,032,449

Diversified Financial Services 3.72%
Aretec Group, Inc. 2025 Repriced Term Loan	6.62% (1 mo. USD Term SOFR + 3.00%	)	8/9/2030	17,529,683	17,376,299
DRW Holdings LLC 2024 Term Loan B	7.12% (1 mo. USD Term SOFR + 3.50%	)	6/26/2031	13,114,872	12,996,051
Edelman Financial Center LLC 2026 Term Loan B	7.62% (1 mo. USD Term SOFR + 4.00%	)	12/1/2031	10,745,000	10,778,632
GEN II Fund Services LLC 2024 Term Loan B	6.45% (3 mo. USD Term SOFR + 2.75%	)	11/26/2031	4,309,470	4,327,419
GTCR Everest Borrower LLC 2026 Term Loan B	6.20% (3 mo. USD Term SOFR + 2.50%	)	9/5/2031	10,473,171	10,505,166
Hudson River Trading LLC 2026 Repriced Term Loan B	6.103% (1 mo. USD Term SOFR + 2.50%	)	3/18/2030	31,302,348	31,295,618

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Jane Street Group LLC 2024 Term Loan B1	5.666% (3 mo. USD Term SOFR + 2.00%	)	12/15/2031	$26,294,046	$26,179,798
Jump Financial LLC 2025 1st Lien Term Loan B	7.20% (3 mo. USD Term SOFR + 3.50%	)	2/26/2032	14,666,209	14,739,540
Jupiter Borrower, Inc. Fungible Add on Term Loan B	–	(g)	3/25/2033	668,000	671,480
Jupiter Borrower, Inc. Term Loan B	–	(g)	3/25/2033	9,384,000	9,432,891
Orion U.S. Finco, Inc. 1st Lien Term Loan	7.169% (3 mo. USD Term SOFR + 3.50%	)	10/8/2032	5,098,000	5,111,815
Osaic Holdings, Inc. 2026 Term Loan B	6.20% (3 mo. USD Term SOFR + 2.50%	)	7/30/2032	18,344,000	18,313,274
Total					161,727,983

Electric 1.67%
CPV Three Rivers LLC Term Loan B	6.423% (3 mo. USD Term SOFR + 2.75%	)	4/15/2033	12,373,000	12,419,399
EFS Cogen Holdings I LLC 2026 Term Loan B	6.15% (3 mo. USD Term SOFR + 2.50%	)	10/3/2031	14,475,734	14,543,553
Kestrel Acquisition LLC 2025 Term Loan	6.70% (3 mo. USD Term SOFR + 3.00%	)	11/6/2031	8,038,956	8,073,403
Lackawanna Energy Center LLC 2025 Term Loan B	6.388% (1 mo. USD Term SOFR + 2.75%	)	8/5/2032	19,078,279	19,181,588
South Field LLC 2025 1st Lien Term Loan B	6.70% (3 mo. USD Term SOFR + 3.00%	)	8/29/2031	17,309,222	17,410,134
South Field LLC 2025 1st Lien Term Loan C	6.70% (3 mo. USD Term SOFR + 3.00%	)	8/29/2031	1,082,053	1,088,362
Total					72,716,439

Electric: Generation 0.07%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	5.461% (3 mo. USD Term SOFR + 1.50%	)	7/28/2028	2,863,989	2,838,929

Electronics 0.38%
LSF12 Crown U.S. Commercial Bidco LLC 2026 Term Loan B	6.649% (1 mo. USD Term SOFR + 3.00%	)	12/2/2031	16,390,231	16,509,962

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Energy: Alternate Sources 0.53%
Bayonne Energy Center LLC Term Loan B	6.70% (3 mo. USD Term SOFR + 3.00%	)	10/1/2032		$23,151,819	$23,224,284

Engineering & Construction 1.34%
Azuria Water Solutions, Inc. 2026 Delayed Draw Term Loan(h)	–	(g)	4/25/2033		2,313,647	2,314,376
Azuria Water Solutions, Inc. 2026 Term Loan B	6.413% (3 mo. USD Term SOFR + 2.75%	)	4/25/2033		17,352,353	17,357,819
DG Investment Intermediate Holdings 2, Inc. 2025 2nd Lien Term Loan	9.12% (1 mo. USD Term SOFR + 5.50%	)	7/29/2033		2,845,000	2,848,556
DG Investment Intermediate Holdings 2, Inc. 2025 Term Loan	6.87% (1 mo. USD Term SOFR + 3.25%	)	7/9/2032		12,663,262	12,702,835
Green Infrastructure Partners, Inc. USD Term Loan B (Canada)(c)	6.45% (3 mo. USD Term SOFR + 2.75%	)	9/24/2032		5,550,000	5,577,750
Radar Bidco SARL 2026 EUR Repriced Term Loan	5.075% (3 mo. EURIBOR + 3.00%	)	4/4/2031	EUR	1,885,000	2,208,975
Radar Bidco SARL 2026 USD Repriced Term Loan (Luxembourg)(c)	6.429% (3 mo. USD Term SOFR + 2.75%	)	4/4/2031		$11,842,715	11,869,835
Ramudden Global Group GmbH 2026 EUR Term Loan B	–	(g)	2/21/2033	EUR	2,705,745	3,172,502
Total						58,052,648

Entertainment 2.94%
Allwyn Entertainment Financing U.S. LLC 2025 1st Lien Term Loan B	6.163% (3 mo. USD Term SOFR + 2.50%	)	11/24/2032		$11,347,000	11,301,612
Caesars Entertainment, Inc. 2024 Term Loan B1	5.87% (1 mo. USD Term SOFR + 2.25%	)	2/6/2031		11,456,624	11,105,765
Caesars Entertainment, Inc. Term Loan B	5.87% (1 mo. USD Term SOFR + 2.25%	)	2/6/2030		14,132,962	13,744,305
Discovery Global Holdings, Inc. 2026 USD Term Loan B	–	(g)	6/4/2033		40,738,000	40,858,992
EOC Borrower LLC Term Loan B	6.37% (1 mo. USD Term SOFR + 2.75%	)	3/24/2032		20,336,325	20,450,717
Motogp Sports Entertainment Group SL 2025 EUR Term Loan B	4.874% (6 mo. EURIBOR + 2.75%	)	8/18/2032	EUR	4,733,000	5,572,353

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Entertainment (continued)
Ontario Gaming GTA LP Term Loan B (Canada)(c)	7.95% (3 mo. USD Term SOFR + 4.25%	)	8/1/2030	$16,292,349	$15,401,402
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	5.62% (1 mo. USD Term SOFR + 2.00%	)	12/4/2031	9,479,532	9,396,586
Total					127,831,732

Environmental Control 1.16%
GFL Environmental, Inc. 2025 Term Loan B (Canada)(c)	6.166% (3 mo. USD Term SOFR + 2.50%	)	3/3/2032	4,405,299	4,415,431
Heritage Environmental Services, Inc. 2026 Term Loan B	6.677% (3 mo. USD Term SOFR + 3.00%	)	4/1/2033	9,115,000	9,171,969
Heritage-Crystal Clean, Inc. Term Loan B	6.711% (3 mo. USD Term SOFR + 3.00%	)	10/17/2030	4,657,391	4,684,543
Madison IAQ LLC 2025 Repriced Term Loan	6.378% (1 mo. USD Term SOFR + 2.75%	)	11/8/2032	8,261,597	8,286,960
Reworld Holding Corp. 2025 1st Lien Term Loan B	5.858% (1 mo. USD Term SOFR + 2.25%	)	1/15/2031	9,396,660	9,343,851
Reworld Holding Corp. 2025 1st Lien Term Loan C	5.853% (1 mo. USD Term SOFR + 2.25%	)	1/15/2031	826,129	825,959
Reworld Holding Corp. 2025 Term Loan B1	5.853% (1 mo. USD Term SOFR + 2.25%	)	1/15/2031	5,083,871	5,082,829
The Action Environmental Group, Inc. 2023 Term Loan B	6.685% (3 mo. USD Term SOFR + 3.00%	)	10/24/2030	8,583,000	8,566,950
Total					50,378,492

Financial 0.02%
Asurion LLC 2022 Term Loan B10	7.763% (3 mo. USD Term SOFR + 4.00%	)	8/19/2028	1,020,941	1,023,284

Food 0.53%
BCPE North Star U.S. HoldCo 2, Inc. Term Loan	7.735% (1 mo. USD Term SOFR + 4.00%	)	6/9/2028	12,183,717	12,221,791
CHG PPC Parent LLC 2021 Term Loan	6.735% (1 mo. USD Term SOFR + 3.00%	)	12/8/2028	10,835,326	10,886,144
Total					23,107,935

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Food Service 0.47%
Gategroup Finance Luxembourg SA USD Repriced Term Loan B (Luxembourg)(c)	7.192% (3 mo. USD Term SOFR + 3.50%	)	6/10/2032		$13,467,402	$13,559,991
Golden State Food LLC 2026 Term Loan B	7.20% (3 mo. USD Term SOFR + 3.50%	)	12/4/2031		6,960,039	6,998,980
Total						20,558,971

Gaming/Leisure 0.59%
Fertitta Entertainment LLC 2022 Term Loan B	6.87% (1 mo. USD Term SOFR + 3.25%	)	1/27/2029		16,664,482	16,631,737
United FP Holdings LLC 2019 1st Lien Term Loan(i)	–	(g)	12/30/2026		10,181,631	9,061,651
Total						25,693,388

Health Care 0.33%
Gainwell Acquisition Corp. Term Loan B	7.80% (3 mo. USD Term SOFR + 4.00%	)	10/1/2027		14,622,753	14,396,100

Health Care Products 0.88%
Argent Bidco SAS EUR Term Loan B	–	(g)	4/14/2033	EUR	4,700,000	5,543,752
Hanger, Inc. 2024 Delayed Draw Term Loan(h)	7.12% (1 mo. USD Term SOFR + 3.50%	)	10/23/2031		$2,738,026	2,756,275
Hanger, Inc. 2024 Term Loan B	7.12% (1 mo. USD Term SOFR + 3.50%	)	10/23/2031		2,490,648	2,507,248
Hologic, Inc. 2026 USD Term Loan B	5.924% (3 mo. USD Term SOFR + 2.25%	)	4/7/2033		18,959,000	18,790,644
Resonetics LLC 2025 Repriced Term Loan B	6.419% (3 mo. USD Term SOFR + 2.75%	)	6/18/2031		4,963,796	4,979,904
Septodont Holding SAS EUR Term Loan B	–	(g)	5/20/2033	EUR	3,285,000	3,865,150
Total						38,442,973

Health Care Services 3.27%
Bella Holding Co. LLC 2025 Term Loan	6.62% (1 mo. USD Term SOFR + 3.00%	)	5/10/2028		$7,899,471	7,932,372
Colosseum Dental Finance BV 2025 EUR Term Loan B2A	5.621% (3 mo. EURIBOR + 3.50%	)	3/22/2032	EUR	8,600,000	10,071,162
Colosseum Dental Finance BV 2026 EUR Term Loan B	–	(g)	3/22/2032		$989,000	1,150,685

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care Services (continued)
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	7.913% (3 mo. USD Term SOFR + 4.25%	)	3/30/2029	$12,171,127	$11,904,883
Examworks Bidco, Inc. 2026 Term Loan B	6.12% (1 mo. USD Term SOFR + 2.50%	)	2/6/2033	4,717,740	4,743,216
Global Medical Response, Inc. 2025 Term Loan B	6.848% (1 mo. USD Term SOFR + 3.25%	)	10/1/2032	10,165,887	10,224,036
Heartland Dental LLC 2025 Term Loan	7.12% (1 mo. USD Term SOFR + 3.50%	)	8/25/2032	19,166,518	19,185,014
LifePoint Health, Inc. 2024 1st Lien Term Loan B	7.423% (3 mo. USD Term SOFR + 3.75%	)	5/19/2031	15,495,395	15,390,414
LifePoint Health, Inc. 2024 Incremental Term Loan B1	7.177% (3 mo. USD Term SOFR + 3.50%	)	5/19/2031	1,317,998	1,306,920
Loire Finco Luxembourg SARL 2025 USD Term Loan B (Luxembourg)(c)	7.62% (1 mo. USD Term SOFR + 4.00%	)	1/21/2030	9,900,374	9,933,986
MDVIP, Inc. 2026 Term Loan B	6.084% (1 mo. USD Term SOFR + 2.50%	)	10/14/2031	9,774,293	9,821,796
New WPCC Parent LLC Term Loan	13.12% (1 mo. USD Term SOFR + 9.50%	)	5/9/2030	3,718,548	3,697,631
Pacific Dental Services LLC 2024 Term Loan B	6.103% (1 mo. USD Term SOFR + 2.50%	)	3/15/2031	825,789	827,040
Star Parent, Inc. Term Loan B	7.70% (3 mo. USD Term SOFR + 4.00%	)	9/27/2030	12,135,043	12,171,934
Surgery Center Holdings, Inc. 2025 Term Loan B	6.12% (1 mo. USD Term SOFR + 2.50%	)	12/19/2030	4,869,633	4,889,842
U.S. Fertility Enterprises LLC 2025 Delayed Draw Term Loan(h)	–	(g)	12/30/2032	1,281,447	1,292,295
U.S. Fertility Enterprises LLC 2025 Term Loan	7.12% (1 mo. USD Term SOFR + 3.50%	)	12/30/2032	8,457,553	8,529,146
WCG Intermediate Corp. 2026 Term Loan B	6.37% (1 mo. USD Term SOFR + 2.75%	)	2/25/2032	9,033,329	8,975,019
Total					142,047,391

Healthcare 0.25%
Athenahealth Group, Inc. 2022 Term Loan B	6.37% (1 mo. USD Term SOFR + 2.75%	)	2/15/2029	10,738,971	10,744,555

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Home Furnishings 0.64%
AI Aqua Merger Sub, Inc. 2026 Term Loan B	6.148% - 6.16% (1 mo. USD Term SOFR + 2.50% (3 mo. USD Term SOFR + 2.50%	) )	7/31/2028		$27,703,677	$27,764,902

Household Equipment/Products 0.45%
GC Ferry Acquisition I, Inc. Delayed Draw Term Loan(h)	–	(g)	8/16/2032		2,869,562	2,872,275
GC Ferry Acquisition I, Inc. Term Loan	7.20% (3 mo. USD Term SOFR + 3.50%	)	8/16/2032		16,765,419	16,781,262
Total						19,653,537

Housewares 0.11%
Hunter Douglas, Inc. 2025 USD Term Loan B	6.70% (3 mo. USD Term SOFR + 3.00%	)	1/20/2032		4,715,013	4,720,435

Information Technology 0.35%
ConnectWise LLC 2021 Term Loan B	7.461% (3 mo. USD Term SOFR + 3.50%	)	9/29/2028		16,271,840	15,353,620

Information Technology Services 0.16%
Recovery Solutions Parent LLC Term Loan	11.20% (3 mo. USD Term SOFR + 7.50%	)	1/28/2030		6,833,775	6,842,352

Insurance 3.71%
Acrisure LLC 2024 1st Lien Term Loan B6	6.62% (1 mo. USD Term SOFR + 3.00%	)	11/6/2030		24,977,612	23,775,565
Alera Group, Inc. 2026 Term Loan B	6.37% (1 mo. USD Term SOFR + 2.75%	)	5/30/2032		13,576,860	13,135,612
Alliant Holdings Intermediate LLC 2025 Term Loan B	6.12% (1 mo. USD Term SOFR + 2.50%	)	9/19/2031		19,542,912	19,496,106
Ardonagh Midco 3 PLC 2024 USD Term Loan B (United Kingdom)(c)	6.62% - 6.70% (3 mo. USD Term SOFR + 3.00% (6 mo. USD Term SOFR + 3.00%	) )	2/15/2031		12,050,736	11,896,064
Ardonagh Midco 3 PLC 2025 EUR Repriced Term Loan B	5.766% (6 mo. EURIBOR + 3.63%	)	2/15/2031	EUR	3,000,000	3,522,032
Asurion LLC 2023 Term Loan B11	8.013% (3 mo. USD Term SOFR + 4.25%	)	8/19/2028		$1,813,575	1,816,486
Asurion LLC 2026 Term Loan B14	7.413% (3 mo. USD Term SOFR + 3.75%	)	2/23/2033		18,127,000	17,717,239

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
HUB International Ltd. 2025 Term Loan B	5.922% (3 mo. USD Term SOFR + 2.25%	)	6/20/2030	$4,778,625	$4,794,657
Jones DesLauriers Insurance Management, Inc. 2025 Repriced Term Loan B (Canada)(c)	6.663% (3 mo. USD Term SOFR + 3.00%	)	2/2/2033	13,242,000	13,115,142
OneDigital Borrower LLC 2024 2nd Lien Term Loan	8.87% (1 mo. USD Term SOFR + 5.25%	)	7/2/2031	5,957,000	5,808,075
OneDigital Borrower LLC 2025 Repriced Term Loan	6.62% (1 mo. USD Term SOFR + 3.00%	)	7/2/2031	14,129,541	14,009,440
Sedgwick Claims Management Services, Inc. 2023 Term Loan B	6.12% (1 mo. USD Term SOFR + 2.50%	)	7/31/2031	23,578,925	23,586,942
Truist Insurance Holdings LLC 2024 Term Loan B	6.45% (3 mo. USD Term SOFR + 2.75%	)	5/6/2031	8,819,266	8,756,076
Total					161,429,436

Internet 1.58%
Anastasia Parent LLC 2025 Term Loan	8.70% (3 mo. USD Term SOFR + 5.00%	)	6/24/2030	9,818,224	8,730,021
Arches Buyer, Inc. 2021 Term Loan B	6.97% (1 mo. USD Term SOFR + 3.25%	)	12/6/2027	15,737,750	15,719,179
Magnite, Inc. 2025 Repriced Term Loan B	6.62% (1 mo. USD Term SOFR + 3.00%	)	2/6/2031	14,058,645	13,935,632
Proofpoint, Inc. 2025 Repriced Term Loan	6.70% (3 mo. USD Term SOFR + 3.00%	)	8/31/2028	26,823,388	26,233,273
Sweetwater Borrower LLC 2026 Term Loan B	7.62% (1 mo. USD Term SOFR + 4.00%	)	2/17/2033	3,948,000	3,977,610
Total					68,595,715

Investment Management Companies 0.92%
NEXUS Buyer LLC 2025 2nd Lien Term Loan B	9.37% (1 mo. USD Term SOFR + 5.75%	)	2/16/2032	11,917,000	11,668,709
NEXUS Buyer LLC 2025 Incremental Term Loan	7.62% (1 mo. USD Term SOFR + 4.00%	)	7/31/2031	9,318,135	9,201,658
NEXUS Buyer LLC 2025 Term Loan B	7.12% (1 mo. USD Term SOFR + 3.50%	)	7/31/2031	7,751,154	7,637,329

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Investment Management Companies (continued)
Nvent Electric PLC Term Loan B (United Kingdom)(c)	6.649% (1 mo. USD Term SOFR + 3.00%	)	1/30/2032		$4,747,128	$4,768,893
Shermco Intermediate Holdings, Inc. 2026 Term Loan	6.149% (3 mo. USD Term SOFR + 2.50%	)	10/27/2032		6,624,000	6,638,507
Total						39,915,096

Leisure Time 1.00%
Bulldog Purchaser, Inc. 2026 Term Loan	6.913% (3 mo. USD Term SOFR + 3.25%	)	2/4/2033		13,681,710	13,741,568
Fitness International LLC 2024 Term Loan B	8.12% (1 mo. USD Term SOFR + 4.50%	)	2/12/2029		11,766,186	11,832,371
Peloton Interactive, Inc. 2024 Term Loan B	9.12% (1 mo. USD Term SOFR + 5.50%	)	5/30/2029		9,244,502	9,299,969
Recess Holdings, Inc. 2025 Repriced Term Loan	7.417% (3 mo. USD Term SOFR + 3.75%	)	2/20/2030		8,653,143	8,652,623
Total						43,526,531

Lodging 0.26%
Turquoise Topco Ltd. Term Loan B (Jersey)(c)	6.951% (3 mo. USD Term SOFR + 3.25%	)	12/30/2032		11,359,000	11,110,579

Machinery: Diversified 1.55%
Arcline FM Holdings LLC 2025 1st Lien Term Loan	6.45% (3 mo. USD Term SOFR + 2.75%	)	6/23/2030		16,542,417	16,623,227
Columbus McKinnon Corp. 2026 Term Loan B	7.20% (3 mo. USD Term SOFR + 3.50%	)	2/3/2033		7,275,486	7,305,788
Engineered Machinery Holdings, Inc. 2025 USD Term Loan	6.95% (3 mo. USD Term SOFR + 3.25%	)	11/26/2032		4,692,010	4,726,660
Roper Industrial Products Investment Co. LLC 2026 USD Term Loan B	6.20% (3 mo. USD Term SOFR + 2.50%	)	11/22/2029		2,827,000	2,836,711
TK Elevator Midco GmbH 2025 EUR Term Loan B1	5.149% (3 mo. EURIBOR + 3.00%	)	4/30/2030	EUR	17,673,000	20,788,278
TK Elevator Midco GmbH 2026 USD Term Loan B (Germany)(c)	6.442% (3 mo. USD Term SOFR + 2.75%	)	4/30/2030		$9,604,000	9,689,524

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Machinery: Diversified (continued)
Victory Buyer LLC 2026 Term Loan B	6.663% (3 mo. USD Term SOFR + 3.00%	)	2/14/2033		$5,250,000	$5,294,625
Total						67,264,813

Media 3.03%
Altice France SA 2025 USD Term Loan B11 (France)(c)	7.798% (3 mo. USD Term SOFR + 4.13%	)	4/30/2028		20,513,992	20,582,304
Cable One, Inc. 2021 Term Loan B4	5.735% (1 mo. USD Term SOFR + 2.00%	)	5/3/2028		14,345,695	12,613,954
Charter Communications Operating LLC 2024 Term Loan B5	5.942% (3 mo. USD Term SOFR + 2.25%	)	12/15/2031		17,536,000	17,399,044
DirecTV Financing LLC 2024 Term Loan	9.175% (3 mo. USD Term SOFR + 5.25%	)	8/2/2029		13,090,064	13,188,239
Nexstar Broadcasting, Inc. 2026 Term Loan B7	6.37% (1 mo. USD Term SOFR + 2.75%	)	3/18/2033		8,893,971	8,909,269
Sinclair Television Group, Inc. 2025 Term Loan B6	7.035% (1 mo. USD Term SOFR + 3.30%	)	12/31/2029		1,818,630	1,654,962
Sinclair Television Group, Inc. 2025 Term Loan B7	7.82% (1 mo. USD Term SOFR + 4.10%	)	12/31/2030		9,796,322	8,884,040
Sunrise Financing Partnership Term Loan AAA	6.099% (6 mo. USD Term SOFR + 2.47%	)	2/15/2032		11,902,000	11,896,823
Telenet Financing USD LLC 2020 USD Term Loan AR	5.742% (1 mo. USD Term SOFR + 2.00%	)	4/28/2028		18,896,000	18,794,434
Virgin Media Bristol LLC 2020 USD Term Loan Q	6.992% (1 mo. USD Term SOFR + 3.25%	)	1/31/2029		6,507,000	6,250,331
Virgin Media Bristol LLC 2023 USD Term Loan Y	6.967% (6 mo. USD Term SOFR + 3.18%	)	3/31/2031		6,858,000	6,191,780
Vmed O2 U.K. Holdco 4 Ltd. 2025 EUR Term Loan AE	5.238% (1 mo. EURIBOR + 3.25%	)	1/31/2033	EUR	5,000,000	5,485,374
Total						131,850,554

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Metal Fabricate/Hardware 0.84%
Tank Holding Corp. 2022 Term Loan	9.47% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028		$3,713,039	$3,336,166
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan	9.72% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028		2,560,335	2,310,702
Tank Holding Corp. 2023 Incremental Term Loan	9.72% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028		2,990,743	2,699,146
Tega MC Australia Holdings Pty. Ltd. Term Loan B (Australia)(c)	–	(g)	3/25/2033		11,297,000	11,367,606
Worthington Steel, Inc. Term Loan B	–	(g)	6/1/2033		16,684,000	16,642,290
Total						36,355,910

Miscellaneous Manufacture 0.48%
CeramTec AcquiCo GmbH 2026 EUR Term Loan B	5.979% (3 mo. EURIBOR + 3.75%	)	11/15/2029	EUR	3,676,000	4,308,138
CoorsTek, Inc. Term Loan B	6.67% (3 mo. USD Term SOFR + 3.00%	)	10/28/2032		$7,077,262	7,132,111
Rohm Holding GmbH 2024 EUR PIK Term Loan B	7.149% (6 mo. EURIBOR + 4.75%	)	1/31/2029	EUR	8,196,861	9,321,796
Total						20,762,045

Oil & Gas 0.30%
Pasadena Performance Products LLC 1st Lien Term Loan	6.95% (3 mo. USD Term SOFR + 3.25%	)	2/27/2032		$13,213,587	13,267,300

Oil & Gas Services 0.34%
Deep Blue Operating I LLC Term Loan	5.895% (1 mo. USD Term SOFR + 2.25%	)	10/1/2032		6,103,000	6,138,580
Star Holding LLC 2024 1st Lien Term Loan B	8.12% (1 mo. USD Term SOFR + 4.50%	)	7/31/2031		8,750,748	8,763,087
Total						14,901,667

Paper & Forest Products 0.04%
Glatfelter Corp. Term Loan B	7.87% (1 mo. USD Term SOFR + 4.25%	)	11/4/2031		1,760,000	1,742,400
Pharmaceuticals 2.08%
Alkermes, Inc. 2026 Term Loan B	6.45% (3 mo. USD Term SOFR + 2.75%	)	8/12/2031		4,676,000	4,720,819
Ceva Sante Animale 2025 EUR Term Loan B	5.127% (3 mo. EURIBOR + 3.00%	)	11/8/2030	EUR	6,644,889	7,819,383

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Pharmaceuticals (continued)
Ceva Sante Animale 2025 USD Term Loan B (France)(c)	6.393% (3 mo. USD Term SOFR + 2.75%	)	11/8/2030		$3,405,715	$3,429,674
Gainwell Acquisition Corp. 2021 2nd Lien Incremental Term Loan	11.774% (3 mo. USD Term SOFR + 8.00%	)	10/2/2028		8,574,312	8,038,418	(j)
Gainwell Acquisition Corp. 2nd Lien Term Loan	11.774% (3 mo. USD Term SOFR + 8.00%	)	10/2/2028		1,478,688	1,386,270
IVC Acquisition Ltd. 2025 USD Repriced Term Loan B (United Kingdom)(c)	7.45% (3 mo. USD Term SOFR + 3.75%	)	12/12/2028		14,119,952	14,153,769
Nidda Healthcare Holding AG 2025 EUR Repriced Term Loan B	5.696% (3 mo. EURIBOR + 3.50%	)	12/9/2032	EUR	4,727,000	5,555,144
Organon & Co. 2024 USD Term Loan	5.87% (1 mo. USD Term SOFR + 2.25%	)	5/19/2031		$18,687,078	18,718,752
Paradigm Parent LLC 1st Lien Term Loan	8.20% (3 mo. USD Term SOFR + 4.50%	)	4/16/2032		17,692,945	14,957,881
Sharp Services LLC 2025 Term Loan B	6.70% (3 mo. USD Term SOFR + 3.00%	)	9/29/2032		7,345,590	7,380,812
Southern Veterinary Partners LLC 2025 Term Loan B	6.156% (3 mo. USD Term SOFR + 2.50%	)	12/4/2031		4,436,656	4,446,462
Total						90,607,384

Pipelines 0.92%
Freeport LNG Investments LLLP 2026 Term Loan B	6.925% (3 mo. USD Term SOFR + 3.25%	)	2/11/2033		10,776,000	10,829,880
Oryx Midstream Services Permian Basin LLC 2025 Term Loan B	5.858% (1 mo. USD Term SOFR + 2.25%	)	10/5/2028		7,896,318	7,919,573
Rockpoint Gas Storage Partners LP 2026 Term Loan B	5.907% (3 mo. USD Term SOFR + 2.25%	)	9/18/2031		4,445,755	4,465,916
Traverse Midstream Partners LLC 2026 Term Loan B	–	(g)	4/21/2033		7,177,000	7,200,541
Venture Global Plaquemines LNG LLC 2024 Contingency Reserve Delayed Draw Term Loan	–	(g)	5/25/2029		1,047,051	1,047,380
Venture Global Plaquemines LNG LLC Base Term Loan	–	(g)	5/25/2029		8,371,949	8,377,182
Total						39,840,472

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Real Estate 0.43%
CoreLogic, Inc. 2nd Lien Term Loan	10.235% (1 mo. USD Term SOFR + 6.50%	)	6/4/2029		$9,074,578	$9,029,206
Cushman & Wakefield U.S. Borrower LLC 2025 Term Loan B3	6.37% (1 mo. USD Term SOFR + 2.75%	)	1/31/2030		9,480,371	9,555,408
Total						18,584,614

Real Estate Investment Trusts 0.39%
Blackstone Mortgage Trust, Inc. 2026 Repriced Term Loan	6.12% (1 mo. USD Term SOFR + 2.50%	)	12/10/2030		5,700,190	5,700,190
TPG RE Finance Trust, Inc. Term Loan B	6.379% (1 mo. USD Term SOFR + 2.75%	)	5/16/2033		11,082,000	11,102,779
Total						16,802,969

Retail 3.97%
CD&R Firefly Bidco Ltd. 2025 GBP Term Loan	8.481% (SONIA + 4.75%	)	4/29/2029	GBP	6,287,000	8,509,035
Evergreen Acqco 1 LP 2025 Term Loan B	6.686% (3 mo. USD Term SOFR + 3.00%	)	9/17/2032		$10,675,150	10,701,838
Great Outdoors Group LLC 2025 Term Loan B	6.87% (1 mo. USD Term SOFR + 3.25%	)	1/23/2032		24,947,525	25,110,058
Harbor Freight Tools USA, Inc. 2024 Term Loan B	5.87% (1 mo. USD Term SOFR + 2.25%	)	6/11/2031		11,977,057	11,966,577
Johnstone Supply LLC 2026 Term Loan B	5.899% (1 mo. USD Term SOFR + 2.25%	)	6/9/2031		12,030,466	12,056,211
K-Mac Holdings Corp. 2025 Add-on Term Loan	6.87% (1 mo. USD Term SOFR + 3.25%	)	7/21/2028		6,578,290	6,616,839
LBM Acquisition LLC 2024 Incremental Term Loan B	7.434% (1 mo. USD Term SOFR + 3.75%	)	6/6/2031		6,628,036	5,369,571
Park River Holdings, Inc. 2025 Term Loan	8.192% (3 mo. USD Term SOFR + 4.50%	)	3/15/2031		6,604,448	6,592,692
Peer Holding III BV 2025 USD Term Loan B (Netherlands)(c)	5.95% (3 mo. USD Term SOFR + 2.25%	)	10/14/2032		1,509,000	1,513,180
Peer Holding III BV 2025 USD Term Loan B4B (Netherlands)(c)	6.20% (3 mo. USD Term SOFR + 2.50%	)	10/28/2030		9,498,661	9,533,094

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
Peer Holding III BV 2025 USD Term Loan B5B (Netherlands)(c)	6.20% (3 mo. USD Term SOFR + 2.50%	)	7/1/2031		$9,656,762	$9,695,389
PetSmart, Inc. 2025 USD Term Loan B	7.584% (1 mo. USD Term SOFR + 4.00%	)	8/18/2032		13,467,347	13,454,755
Restaurant Brands International, Inc. 2025 EUR Term Loan B	5.494% (3 mo. EURIBOR + 3.30%	)	10/31/2031	EUR	5,000,000	5,900,350
Restoration Hardware, Inc. Term Loan B	–	(g)	10/20/2028		$4,694,000	4,573,974
RVR Dealership Holdings LLC 2026 Term Loan B	8.167% (3 mo. USD Term SOFR + 4.50%	)	2/26/2033		13,192,000	12,819,326
Tacala LLC 2025 Repriced Term Loan B	6.62% (1 mo. USD Term SOFR + 3.00%	)	1/31/2031		4,716,032	4,735,674
White Cap Buyer LLC 2024 Term Loan B	6.87% (1 mo. USD Term SOFR + 3.25%	)	10/19/2029		23,645,565	23,532,894
Total						172,681,457

Semiconductors 0.59%
Altar Bidco, Inc. 2021 Term Loan	–	(g)	2/1/2029		9,411,027	9,386,182
Instructure Holdings, Inc. 2025 Repriced Term Loan	6.437% (3 mo. USD Term SOFR + 2.75%	)	11/13/2031		16,881,987	16,163,911
Total						25,550,093

Software 10.40%
Apttus Corp. 2024 Term Loan B	7.163% (3 mo. USD Term SOFR + 3.50%	)	5/8/2028		12,678,040	10,860,833
Athenahealth Group, Inc. 2026 Term Loan B	–	(g)	2/15/2032		21,621,000	21,529,759
BCPE Pequod Buyer, Inc. USD Term Loan B	6.37% (1 mo. USD Term SOFR + 2.75%	)	11/25/2031		14,038,296	13,960,594
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	9.413% (3 mo. USD Term SOFR + 5.75%	)	7/30/2032		9,448,000	8,078,040
Boxer Parent Co., Inc. 2025 USD Term Loan B	6.666% (3 mo. USD Term SOFR + 3.00%	)	7/30/2031		16,110,813	15,137,801
Central Parent, Inc. 2024 Term Loan B	6.95% (3 mo. USD Term SOFR + 3.25%	)	7/6/2029		25,939,352	18,157,547	(j)
Clearwater Analytics LLC 2025 Term Loan B	5.584% (1 mo. USD Term SOFR + 2.00%	)	4/21/2032		4,775,005	4,776,509

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software (continued)
Cloud Software Group, Inc. 2025 Term Loan B (2031)	6.95% (3 mo. USD Term SOFR + 3.25%	)	3/21/2031		$10,298,726	$9,706,549
Cloud Software Group, Inc. 2025 Term Loan B (2032)	6.95% (3 mo. USD Term SOFR + 3.25%	)	8/13/2032		13,955,679	13,098,940
Coreweave Financing DDTL V LLC Delayed Draw Term Loan(h)	8.113% (1 mo. USD Term SOFR + 4.50%	)	11/17/2031		11,429,000	11,683,638
Cotiviti Corp. 2024 Fixed Term Loan B	7.625%		5/1/2031		8,718,500	8,297,135
Cotiviti Corp. 2024 Term Loan	6.399% (1 mo. USD Term SOFR + 2.75%	)	5/1/2031		12,779,217	12,017,831
Cotiviti Corp. 2025 2nd Amendment Term Loan	6.399% (1 mo. USD Term SOFR + 2.75%	)	3/26/2032		4,018,558	3,773,687
Cvent, Inc. 2025 Term Loan B	6.45% (3 mo. USD Term SOFR + 2.75%	)	6/17/2030		7,241,667	7,100,961
Darktrace PLC 1st Lien Term Loan (United Kingdom)(c)	6.927% (3 mo. USD Term SOFR + 3.25%	)	10/9/2031		9,435,013	9,037,233
Darktrace PLC 2nd Lien Term Loan (United Kingdom)(c)	8.927% (3 mo. USD Term SOFR + 5.25%	)	10/9/2032		6,064,000	5,601,620
Dayforce, Inc. 2026 Term Loan	6.663% (3 mo. USD Term SOFR + 3.00%	)	2/4/2033		16,450,000	15,700,374
Dedalus Finance GmbH 2025 EUR Term Loan B	5.607% (6 mo. EURIBOR + 3.50%	)	5/4/2030	EUR	6,209,000	7,264,844
Disco Parent, Inc. 2025 Term Loan B	6.666% (3 mo. USD Term SOFR + 3.00%	)	8/6/2032		$10,597,496	10,528,825
DTI Holdco, Inc. 2025 Term Loan B	7.62% (1 mo. USD Term SOFR + 4.00%	)	4/26/2029		10,220,312	9,164,196
Electronic Arts, Inc. USD Term Loan B	–	(g)	3/24/2033		14,083,000	14,145,176
Ellucian Holdings, Inc. 2024 1st Lien Term Loan B	6.12% (1 mo. USD Term SOFR + 2.50%	)	10/9/2029		12,491,927	12,367,882
Epicor Software Corp. 2024 Term Loan F	6.12% (1 mo. USD Term SOFR + 2.50%	)	5/30/2031		4,988,374	4,929,710
Finastra USA, Inc. 2025 USD Term Loan	7.671% (3 mo. USD Term SOFR + 3.75%	)	9/15/2032		17,108,137	16,001,498
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B	6.12% (1 mo. USD Term SOFR + 2.50%	)	1/30/2032		11,760,024	11,344,013

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Software (continued)
iSolved, Inc. 2025 Term Loan	6.37% (1 mo. USD Term SOFR + 2.75%	)	10/15/2030	$6,582,420	$6,401,403
Mitchell International, Inc. 2024 2nd Lien Term Loan	8.87% (1 mo. USD Term SOFR + 5.25%	)	6/17/2032	10,175,000	9,518,713
Mitchell International, Inc. 2026 Add-on Term Loan	6.62% (1 mo. USD Term SOFR + 3.00%	)	6/17/2031	10,153,267	10,043,104
Modena Buyer LLC Term Loan	7.913% (3 mo. USD Term SOFR + 4.25%	)	7/1/2031	7,411,201	6,746,305
PointClickCare Technologies, Inc. 2025 Term Loan B (Canada)(c)	6.413% (3 mo. USD Term SOFR + 2.75%	)	11/3/2031	9,767,507	9,785,821
Project Boost Purchaser LLC 2025 Refinancing Term Loan	6.45% (3 mo. USD Term SOFR + 2.75%	)	7/16/2031	6,431,799	6,366,517
RealPage, Inc. 1st Lien Term Loan	6.961% (3 mo. USD Term SOFR + 3.00%	)	4/24/2028	21,396,864	20,741,585
RealPage, Inc. 2024 Incremental Term Loan	7.45% (3 mo. USD Term SOFR + 3.75%	)	4/24/2028	4,397,580	4,315,125
Relativity ODA LLC 2026 Term Loan B	6.37% (1 mo. USD Term SOFR + 2.75%	)	1/30/2033	5,256,000	5,251,611
Rocket Software, Inc. 2023 USD Term Loan B	7.37% (1 mo. USD Term SOFR + 3.75%	)	11/28/2028	18,439,164	17,988,788
Skopima Merger Sub, Inc. 2024 Repriced Term Loan	7.37% (1 mo. USD Term SOFR + 3.75%	)	5/12/2028	16,766,386	13,496,941
Storable Intermediate Holdings LLC 2025 Term Loan B	6.87% (1 mo. USD Term SOFR + 3.25%	)	4/16/2031	11,888,411	11,632,810
Surf Holdings LLC 2025 Incremental Term Loan	7.235% (1 mo. USD Term SOFR + 3.50%	)	3/5/2027	18,765,377	18,192,001
UKG, Inc. 2024 Term Loan B	5.913% (3 mo. USD Term SOFR + 2.25%	)	2/10/2031	18,139,761	17,555,570
VCI Asset Holdings 3 LLC Fixed Term Loan	6.875%		4/24/2031	965,000	955,350	(j)
Zelis Payments Buyer, Inc. 5th Amendment Term Loan	6.87% (1 mo. USD Term SOFR + 3.25%	)	11/26/2031	9,022,556	8,914,962

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software (continued)
Zelis Payments Buyer, Inc. Term Loan B	6.37% (1 mo. USD Term SOFR + 2.75%	)	9/28/2029		$10,083,611	$9,964,321
Total						452,136,122

Software/Services 0.40%
Peraton Corp. Term Loan B	7.513% (3 mo. USD Term SOFR + 3.75%	)	2/1/2028		19,505,437	17,405,091

Telecommunications 1.58%
Altice Financing SA 2022 EUR Term Loan	7.204% (3 mo. EURIBOR + 5.00%	)	10/31/2027	EUR	12,091,972	10,827,838
Altice France SA 2025 EUR Term Loan B12	6.579% (3 mo. EURIBOR + 4.38%	)	10/30/2028	EUR	3,381,217	3,966,034
Delta TopCo, Inc. 2024 2nd Lien Term Loan	8.924% (3 mo. USD Term SOFR + 5.25%	)	11/29/2030		$10,413,000	9,195,981
Delta TopCo, Inc. 2025 Term Loan B	6.424% (3 mo. USD Term SOFR + 2.75%	)	11/30/2029		8,846,867	8,575,932
MasOrange Finco PLC 2025 EUR Term Loan B	4.384% (6 mo. EURIBOR + 2.25%	)	3/25/2031	EUR	19,387,000	22,659,688
ViaSat, Inc. Term Loan	8.223% (1 mo. USD Term SOFR + 4.50%	)	3/2/2029		$13,162,164	13,251,008
Total						68,476,481

Transportation 0.99%
AIT Worldwide Logistics, Inc 2026 Term Loan B	7.913% (3 mo. USD Term SOFR + 4.25%	)	4/29/2033		12,857,000	12,904,892
Kenan Advantage Group, Inc. 2024 Term Loan B4	6.87% (1 mo. USD Term SOFR + 3.25%	)	1/25/2029		49,747	49,747
PODS LLC 2026 Term Loan B	8.129% (1 mo. USD Term SOFR + 4.50%	)	5/14/2031		8,261,000	8,159,679
Rand Parent LLC 2025 Term Loan B	6.70% (3 mo. USD Term SOFR + 3.00%	)	3/18/2030		12,165,726	12,209,827
Stonepeak Nile Parent LLC 2025 Term Loan B	5.919%		4/9/2032		9,496,200	9,532,428
Total						42,856,573

Utilities 2.82%
Astoria Energy LLC 2025 Term Loan B	5.87% - 5.95% (1 mo. USD Term SOFR + 2.25% (3 mo. USD Term SOFR + 2.25%	) )	6/23/2032		7,653,289	7,690,484

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Utilities (continued)
Carroll County Energy LLC 2025 Repriced Term Loan	6.45% (3 mo. USD Term SOFR + 2.75%	)	6/30/2031	$2,703,605	$2,718,989
Compass Power Generation LLC 2025 Term Loan B	6.87% (1 mo. USD Term SOFR + 3.25%	)	4/14/2029	16,554,386	16,690,380
Cornerstone Generation LLC Term Loan B	5.913% (3 mo. USD Term SOFR + 2.25%	)	8/11/2032	12,290,316	12,335,115
Hamilton Projects Acquiror LLC 2025 Repriced Term Loan B	6.12% (1 mo. USD Term SOFR + 2.50%	)	5/30/2031	16,400,748	16,512,355
Indeck Niles LLC Term Loan B	6.419% (3 mo. USD Term SOFR + 2.75%	)	3/9/2033	10,435,000	10,474,131
Invenergy Thermal Operating I LLC 2025 Term Loan B	6.38% (3 mo. USD Term SOFR + 2.75%	)	5/17/2032	5,538,811	5,572,266
Invenergy Thermal Operating I LLC 2025 Term Loan C	6.38% (3 mo. USD Term SOFR + 2.75%	)	5/17/2032	360,243	362,419
Lightning Power LLC Term Loan B	5.87% (1 mo. USD Term SOFR + 2.25%	)	8/18/2031	8,899,475	8,940,101
Potomac Energy Center LLC 2026 Term Loan B	6.413% (3 mo. USD Term SOFR + 2.75%	)	8/5/2032	19,947,973	20,085,115
Talen Energy Supply LLC 2023 Term Loan B	6.125% (1 mo. USD Term SOFR + 2.50%	)	11/25/2032	18,352,907	18,267,749
Talen Energy Supply LLC 2025 Term Loan B	5.62% (1 mo. USD Term SOFR + 2.00%	)	11/26/2032	3,013,448	2,994,433
Total					122,643,537
Total Floating Rate Loans (cost $3,574,862,800)					3,584,569,716

	Dividend Rate			Shares

PREFERRED STOCKS 0.41%

Transportation Infrastructure 0.41%
ACBL Holdings Corp. (cost $11,118,825)	Zero Coupon			444,753	17,790,120	(b)

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Investments	Exercise Price	Expiration Date	Shares	Fair Value
WARRANTS 0.01%

Miscellaneous Financials 0.00%
Utex Industries*	$ 114.76	12/3/2025	57,340	$0 (k)

Specialty Retail 0.01%
Chinos Intermediate Holdings A, Inc.*	3.50	12/31/2099	147,340	147,340
Total Warrants (cost $601,700)				147,340
Total Long-Term Investments (cost $4,137,013,084)				4,142,497,946

			Principal Amount‡

SHORT-TERM INVESTMENTS 5.63%

REPURCHASE AGREEMENTS 4.35%
Repurchase Agreement dated 5/29/2026, 3.640% due 6/1/2026 with RBC Dominion Securities, Inc. collateralized by $187,128,800 of U.S. Treasury Bond at 4.625% due 2/15/2035; value: $192,857,143; proceeds: $189,057,330 (cost $189,000,000)			$189,000,000	189,000,000

Time Deposits 0.13%
CitiBank N.A.(l) (cost $5,582,441)			5,582,441	5,582,441

			Shares

Money Market Funds 1.15%
Fidelity Government Portfolio(l) (cost $50,241,972)			50,241,972	50,241,972
Total Short-Term Investments (cost $244,824,413)				244,824,413
Total Investments in Securities 100.93% (cost $4,381,837,497)				4,387,322,359
Less Unfunded Loan Commitments (0.36%) (cost $15,188,666)				(15,454,116)
Net Investments in Securities 100.57% (cost $4,366,648,831)				4,371,868,243
Other Assets and Liabilities – Net (0.57)%				(24,835,783)
Net Assets 100.00%				$4,347,032,460

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2026, the total value of Rule 144A securities was $404,059,885, which represents 9.30% of net assets (see Note 2(n)).
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2026.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Securities purchased on a when-issued basis (See Note 2(m)).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2026.
(g)	Interest rate to be determined.
(h)	Security partially/fully unfunded (See Note 2(d)).
(i)	Defaulted.
(j)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(l)	Security was purchased with the cash collateral from loaned securities.

Centrally Cleared Interest Rate Swap Contracts at May 31, 2026:

Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)	Value
1.220%	12-Month USD SOFR Index	10/15/2029	$ 9,775,000	$–	$811,637	$811,637
1.225%	12-Month USD SOFR Index	1/15/2030	12,445,000	–	1,102,969	1,102,969
2.476%	12-Month USD SOFR Index	10/1/2029	13,498,000	–	580,340	580,340
2.489%	12-Month USD SOFR Index	8/1/2029	9,592,000	–	389,184	389,184
3.000%	12-Month USD SOFR Index	3/19/2030	163,000,000	3,483,933	1,407,260	4,891,193
3.782%	12-Month USD SOFR Index	5/7/2031	44,000,000	–	164,356	164,356
3.839%	12-Month USD SOFR Index	5/15/2031	18,836,000	18,970	3,540	22,510
3.839%	12-Month USD SOFR Index	6/1/2031	6,594,000	6,748	1,173	7,921
3.844%	12-Month USD SOFR Index	7/15/2030	8,711,000	–	2,042	2,042
3.848%	12-Month USD SOFR Index	10/15/2030	5,677,000	–	630	630
3.855%	12-Month USD SOFR Index	11/15/2031	9,255,000	9,171	(674)	8,497
3.857%	12-Month USD SOFR Index	2/15/2031	5,319,000	–	171	171
3.908%	12-Month USD SOFR Index	2/1/2033	13,370,000	13,660	(11,091)	2,569
Total				$3,532,482	$4,451,537	$7,984,019

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)	Value
3.866%	12-Month USD SOFR Index	5/15/2031	$ 4,298,000	$–	$(130)	$(130)
3.922%	12-Month USD SOFR Index	12/15/2032	13,700,000	–	(12,552)	(12,552)
3.952%	12-Month USD SOFR Index	1/15/2034	10,718,000	10,554	(12,087)	(1,533)
3.960%	12-Month USD SOFR Index	3/15/2034	4,413,000	3,988	(4,873)	(885)
3.965%	12-Month USD SOFR Index	4/15/2034	4,888,000	4,635	(5,845)	(1,210)
3.966%	12-Month USD SOFR Index	5/1/2034	9,418,000	9,073	(10,860)	(1,787)
3.971%	12-Month USD SOFR Index	6/1/2034	4,711,000	4,221	(5,712)	(1,491)
3.972%	12-Month USD SOFR Index	2/1/2034	9,458,000	–	(12,488)	(12,488)
3.972%	12-Month USD SOFR Index	6/1/2034	4,927,000	4,184	(5,912)	(1,728)
3.984%	12-Month USD SOFR Index	5/15/2034	18,878,000	–	(24,547)	(24,547)
3.993%	12-Month USD SOFR Index	7/31/2034	4,285,000	–	(6,394)	(6,394)
4.007%	12-Month USD SOFR Index	6/1/2028	6,585,000	–	(18,125)	(18,125)
4.015%	12-Month USD SOFR Index	6/15/2035	8,510,000	8,340	(16,264)	(7,924)
4.041%	12-Month USD SOFR Index	1/15/2036	6,034,868	4,670	(13,206)	(8,536)
Total				$49,665	$(148,995)	$(99,330)

SOFR	Secured Overnight Financing Rate.

Total Return Swap Contracts at May 31, 2026:

Swap Counterparty	Refer- enced Index*	Refer- enced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation	Value
Morgan Stanley	IBOXX	12-Month USD SOFR Index	96,638	Long	6/20/2026	$22,135,000	$(117,871)	$300,759	$182,888
Morgan Stanley	IBOXX	12-Month USD SOFR Index	82,464	Long	6/20/2026	18,712,000	(126,492)	459,029	332,537
Morgan Stanley	IBOXX	12-Month USD SOFR Index	94,708	Long	6/20/2026	21,520,500	9	351,596	351,605
Morgan Stanley	IBOXX	12-Month USD SOFR Index	188,837	Long	6/20/2026	43,000,000	(37)	610,452	610,415
Morgan Stanley	IBOXX	12-Month USD SOFR Index	103,433	Long	6/20/2026	23,500,000	(26)	387,125	387,099
Morgan Stanley	IBOXX	12-Month USD SOFR Index	94,200	Long	6/20/2026	21,390,000	13	364,777	364,790
Morgan Stanley	IBOXX	12-Month USD SOFR Index	87,837	Long	9/20/2026	20,185,000	17	67,069	67,086
Total						$170,442,500	$(244,387)	$2,540,807	$2,296,420

SOFR	Secured Overnight Financing Rate.
*	iBoxx Leveraged Loan Index.

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Forward Foreign Currency Exchange Contracts at May 31, 2026:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Barclays Bank PLC	6/5/2026	5,091,000	$5,919,692	$5,938,964	$19,272
Euro	Buy	Barclays Bank PLC	6/5/2026	1,230,000	1,430,663	1,434,870	4,207
Euro	Buy	Barclays Bank PLC	6/5/2026	1,734,000	1,997,978	2,022,817	24,839
Euro	Buy	State Street Bank And Trust	6/5/2026	8,687,000	10,058,492	10,133,918	75,426
Euro	Buy	State Street Bank And Trust	6/5/2026	1,938,000	2,244,021	2,260,796	16,775
Euro	Buy	State Street Bank And Trust	6/5/2026	6,597,000	7,624,039	7,695,805	71,766
British pound	Sell	State Street Bank And Trust	8/7/2026	8,624,000	11,637,096	11,612,396	24,700
British pound	Sell	State Street Bank And Trust	8/7/2026	1,000	1,350	1,347	3
Euro	Sell	State Street Bank And Trust	6/5/2026	462,000	541,138	538,951	2,187
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$239,175

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	State Street Bank And Trust	8/7/2026	2,233,000	$3,015,940	$3,006,781	$(9,159)
Euro	Buy	Bank of America	6/5/2026	1,759,000	2,072,988	2,051,981	(21,007)
Euro	Buy	Barclays Bank PLC	6/5/2026	3,733,000	4,396,112	4,354,773	(41,339)
Euro	Buy	Morgan Stanley	6/5/2026	8,904,000	10,487,149	10,387,062	(100,087)
Euro	Buy	State Street Bank And Trust	6/5/2026	1,685,000	1,979,174	1,965,656	(13,518)
Euro	Buy	State Street Bank And Trust	6/5/2026	3,053,000	3,574,408	3,561,512	(12,896)
Euro	Buy	State Street Bank And Trust	6/5/2026	1,936,000	2,275,974	2,258,463	(17,511)
Euro	Buy	State Street Bank And Trust	6/5/2026	3,661,000	4,284,612	4,270,781	(13,831)
Euro	Sell	Citibank	6/5/2026	4,699,000	5,454,285	5,481,672	(27,387)
Euro	Sell	Morgan Stanley	6/5/2026	249,014,000	290,429,411	290,490,095	(60,684)

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2026

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank And Trust	6/5/2026	4,640,000	$5,347,619	$5,412,844	$(65,225)
Euro	Sell	State Street Bank And Trust	6/5/2026	2,880,000	3,338,132	3,359,697	(21,565)
Euro	Sell	State Street Bank And Trust	6/5/2026	1,443,000	1,671,563	1,683,348	(11,785)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(415,994)

Futures Contracts at May 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2026	2,336	Long	$482,019,724	$482,530,000	$510,276

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$25,702,257	$–	$25,702,257
Common Stocks
Transportation Infrastructure	–	–	2,131,045	2,131,045
Remaining Industries	–	18,730,717	–	18,730,717
Corporate Bonds
Building Materials	–	8,022,361	3,709,125	11,731,486
Remaining Industries	–	404,660,559	–	404,660,559
Exchange-Traded Funds	77,034,706	–	–	77,034,706
Floating Rate Loans
Pharmaceuticals	–	82,568,966	8,038,418	90,607,384
Software	–	433,023,225	19,112,897	452,136,122
Remaining Industries	–	3,041,826,210	–	3,041,826,210
Less Unfunded Loan Commitments	–	(15,454,116)	–	(15,454,116)
Preferred Stocks	–	–	17,790,120	17,790,120
Warrants	–	147,340	–	147,340
Short-Term Investments
Repurchase Agreements	–	189,000,000	–	189,000,000
Time Deposits	–	5,582,441	–	5,582,441
Money Market Funds	50,241,972	–	–	50,241,972
Total	$127,276,678	$4,193,809,960	$50,781,605	$4,371,868,243

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND May 31, 2026

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$7,984,019	$–	$7,984,019
Liabilities	–	(99,330)	–	(99,330)
Total Return Swap Contracts
Assets	–	2,296,420	–	2,296,420
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	239,175	–	239,175
Liabilities	–	(415,994)	–	(415,994)
Futures Contracts
Assets	510,276	–	–	510,276
Liabilities	–	–	–	–
Total	$510,276	$10,004,290	$–	$10,514,566

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Corporate Bonds	Floating Rate Loans	Preferred Stocks
Balance as of December 1, 2025	$–	$0	$8,445,697	$–
Accrued Discounts/(Premiums)	–	10,212	481,649	–
Realized Gain/(Loss)	–	(50,815)	(129,938)	–
Change in Unrealized Appreciation/(Depreciation)	(730,644)	(784,508)	(4,228,141)	(9,339,813)
Purchases	–	4,534,236	962,976	–
Sales	–	–	(809,769)	–
Transfers into Level 3(a)	2,861,689	–	22,428,841	27,129,933
Transfers out of Level 3(a)	–	–	–	–
Balance as of May 31, 2026	$2,131,045	$3,709,125	$27,151,315	$17,790,120
Change in unrealized appreciation/(depreciation) for the period ended May 31, 2026, related to Level 3 investments held at May 31, 2026	$(730,644)	$(835,323)	$(4,228,141)	$(9,339,813)

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)

HIGH YIELD FUND May 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.50%

COMMON STOCKS 0.69%

Aerospace & Defense 0.10%
Aevex Corp. Class A*	82,009	$3,154,886

Commercial Services & Supplies 0.00%
Claire’s Holdings LLC*	7,482	0	(a)

Consumer Staples Distribution & Retail 0.10%
Yesway, Inc. Class A*	144,894	3,260,115

Diversified Telecommunication Services 0.10%
Luxco Co. Ltd.*(b)	157,774	3,221,678

Energy Equipment & Services 0.10%
Oceaneering International, Inc.*	82,107	3,138,951

Health Care Providers & Services 0.04%
Recovery Solutions LLC*	74,342	1,226,643

Machinery 0.10%
Graham Corp.*	31,394	3,143,795
TNT Crane & Rigging, Inc.*	14,844	705
Total		3,144,500

Miscellaneous Financials 0.04%
Utex Industries*	49,219	1,468,350

Personal Care Products 0.07%
Anastasia Parent LLC*	24,228	211,995
Britax Group Ltd.*	2,481	0
Gibson Brands Private Equity*	33,017	2,146,105
Total		2,358,100

Real Estate Management & Development 0.02%
Shimao Group Holdings Ltd.*(b)	34,732,707	456,592
Sunac China Holdings Ltd.*(b)	679,790	82,452
Total		539,044

Specialty Retail 0.01%
Chinos Intermediate Holdings A, Inc.*	47,809	364,544

Transportation Infrastructure 0.01%
ACBL Holdings Corp.*	14,214	497,490	(c)
Total Common Stocks (cost $44,030,404)		22,374,301

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
CONVERTIBLE BONDS 2.07%

Aerospace/Defense 0.12%
Astronics Corp.†	Zero Coupon	1/15/2031	$2,209,000	$3,795,725

Biotechnology 0.10%
Celcuity, Inc.	2.75%	8/1/2031	1,228,000	3,399,349

Investment Companies 0.22%
Core Scientific, Inc.†	3.00%	9/1/2029	1,231,000	3,168,409
Terawulf, Inc.†	2.75%	2/1/2030	1,244,000	3,932,593
Total				7,101,002

Machinery: Construction & Mining 0.10%
Bloom Energy Corp.†	Zero Coupon	11/15/2030	1,841,000	3,205,181

Media 0.11%
EchoStar Corp.	3.875%	11/30/2030	884,000	3,471,910

Mining 0.14%
Century Aluminum Co.	2.75%	5/1/2028	1,286,000	4,544,635

Oil & Gas 0.19%
Borr Drilling Ltd.†	3.50%	5/1/2033	3,310,000	3,248,765
Transocean International Ltd.	4.625%	9/30/2029	1,580,000	3,026,490
Total				6,275,255

Oil & Gas Services 0.10%
Liberty Energy, Inc.†	Zero Coupon	3/1/2031	2,927,000	3,231,408

Real Estate 0.05%
Sunac China Holdings Ltd. (China)†(d)	Zero Coupon	6/23/2026	5,603,816	777,529
Sunac China Holdings Ltd. (China)†(d)	Zero Coupon	6/23/2028	4,138,823	889,847
Total				1,667,376

Semiconductors 0.52%
Amkor Technology, Inc.†	Zero Coupon	7/15/2031	2,870,000	3,032,464
Camtek Ltd. (Israel)†(d)	Zero Coupon	9/15/2030	2,211,000	3,869,029
MACOM Technology Solutions Holdings, Inc.(e)	Zero Coupon	12/15/2029	1,419,000	3,139,537
Microchip Technology, Inc.†	Zero Coupon	2/15/2030	2,923,000	3,395,043
ON Semiconductor Corp.	Zero Coupon	5/1/2027	1,560,000	3,567,330
Total				17,003,403

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Software 0.31%
Akamai Technologies, Inc.	0.25%	5/15/2033	$2,219,000	$3,893,236
Planet Labs PBC†	0.50%	10/15/2030	1,048,000	4,604,544
Snowflake, Inc.	Zero Coupon	10/1/2029	1,000,000	1,775,600
Total				10,273,380

Telecommunications 0.11%
BlackSky Technology, Inc.†	8.25%	8/1/2033	2,175,000	3,792,982
Total Convertible Bonds (cost $56,028,956)				67,761,606

CORPORATE BONDS 90.48%

Advertising 0.34%
CMG Media Corp.†(e)	8.875%	6/18/2029	4,150,026	3,351,631
Neptune Bidco U.S., Inc.†	9.50%	2/15/2033	4,380,000	4,486,005
Outfront Media Capital LLC/Outfront Media Capital Corp.†	7.375%	2/15/2031	3,114,000	3,259,595
Total				11,097,231

Aerospace/Defense 2.31%
ATI, Inc.	5.125%	10/1/2031	5,294,000	5,251,767
ATI, Inc.	7.25%	8/15/2030	3,084,000	3,204,359
Bombardier, Inc. (Canada)†(d)	7.00%	6/1/2032	6,640,000	6,923,829
Bombardier, Inc. (Canada)†(d)	7.25%	7/1/2031	3,457,000	3,636,723
Bombardier, Inc. (Canada)†(d)	7.45%	5/1/2034	6,055,000	6,675,510
Efesto Bidco SpA Efesto U.S. LLC (Italy)†(d)	7.50%	2/15/2032	9,011,000	8,836,148
Goat Holdco LLC†	6.75%	2/1/2032	5,239,000	5,336,650
Moog, Inc.†	5.50%	10/15/2034	3,281,000	3,258,713
TransDigm, Inc.†	6.00%	1/15/2033	13,986,000	14,153,874
TransDigm, Inc.†	6.125%	7/31/2034	3,271,000	3,261,563
TransDigm, Inc.†	6.625%	3/1/2032	7,871,000	8,105,423
TransDigm, Inc.†	6.75%	1/31/2034	3,558,000	3,650,330
TransDigm, Inc.†	6.875%	12/15/2030	3,221,000	3,322,864
Total				75,617,753

Agriculture 0.32%
MHP Lux SA (Luxembourg)†(d)	10.50%	7/28/2029	1,800,000	1,871,451
MHP Lux SA (Luxembourg)(d)	10.50%	7/28/2029	301,000	312,948
MHP Lux SA (Luxembourg)(d)	10.50%	7/28/2029	400,000	415,878
Turning Point Brands, Inc.†	7.625%	3/15/2032	7,575,000	7,884,461
Total				10,484,738

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Airlines 0.81%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%		4/20/2029	$4,967,146	$4,964,911
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%		9/20/2031	9,739,000	8,970,461
United Airlines Holdings, Inc.(e)	5.375%		3/1/2031	6,535,000	6,471,392
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(d)	6.375%		2/1/2030	6,543,000	5,974,404
Total					26,381,168

Apparel 0.52%
Beach Acquisition Bidco LLC†	10.00%		7/15/2033	3,710,454	4,106,231
Crocs, Inc.†(e)	4.125%		8/15/2031	3,625,000	3,377,818
VF Corp.	6.00%		10/15/2033	4,347,000	4,343,455
William Carter Co.†	7.375%		2/15/2031	4,913,000	5,081,197
Total					16,908,701

Auto Manufacturers 2.03%
Aston Martin Capital Holdings Ltd. (United Kingdom)†(d)	10.00%		3/31/2029	6,833,000	5,556,869
Ford Motor Credit Co. LLC	7.20%		6/10/2030	4,523,000	4,797,152
Ford Motor Credit Co. LLC	7.35%		3/6/2030	6,046,000	6,441,005
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	3,611,000	3,717,824
New Flyer Holdings, Inc.†	9.25%		7/1/2030	3,334,000	3,580,673
Nissan Motor Acceptance Co. LLC†	6.125%		9/30/2030	5,203,000	5,141,384
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028	1,992,000	2,047,415
Nissan Motor Co. Ltd. (Japan)†(d)	4.81%		9/17/2030	18,688,000	17,515,863
Nissan Motor Co. Ltd. (Japan)†(d)	7.75%		7/17/2032	2,863,000	2,997,680
Nissan Motor Co. Ltd. (Japan)†(d)	8.125%		7/17/2035	3,487,000	3,705,900
NM Holdings Co. LLC(f)	Zero Coupon		–	250,000	0
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC†	10.00%		1/15/2031	7,657,000	7,555,127
Wabash National Corp.†	4.50%		10/15/2028	4,012,000	3,415,092
Total					66,471,984

Auto Parts & Equipment 2.34%
American Axle & Manufacturing, Inc.†	7.75%		10/15/2033	3,493,000	3,504,984
Aptiv Swiss Holdings Ltd. (Switzerland)(d)	6.875% (5 yr. CMT + 3.39%	)#	12/15/2054	3,426,000	3,515,938
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		9/15/2032	3,278,000	3,360,507
Cooper-Standard Automotive, Inc.†	9.25%		3/1/2031	4,452,000	4,505,468
Cyprium Corp./Cyprium Holdings Luxembourg SARL†	6.125%		4/15/2031	3,691,000	3,701,497
Cyprium Corp./Cyprium Holdings Luxembourg SARL†	6.375%		4/15/2034	3,754,000	3,755,718

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Auto Parts & Equipment (continued)
Dana, Inc.	4.25%		9/1/2030		$2,311,000	$2,209,029
Dana, Inc.	4.50%		2/15/2032		3,653,000	3,441,073
Dexko Global, Inc.†(e)	7.50%		4/15/2032		8,352,269	7,228,388
Forvia SE (France)†(d)(e)	6.75%		9/15/2033		3,667,000	3,693,289
Forvia SE (France)†(d)(e)	8.00%		6/15/2030		3,362,000	3,552,101
Garrett Motion Holdings, Inc./Garrett LX I SARL†	7.75%		5/31/2032		3,231,000	3,388,240
Goodyear Tire & Rubber Co.	5.25%		7/15/2031		5,257,000	4,669,931
Goodyear Tire & Rubber Co.	6.625%		7/15/2030		2,744,000	2,684,834
IHO Verwaltungs GmbH (Germany)†(d)	8.00%		11/15/2032		8,647,000	9,029,889
ZF North America Capital, Inc.†	6.875%		4/14/2028		3,562,000	3,649,280
ZF North America Capital, Inc.†	7.125%		4/14/2030		10,524,000	10,610,476
Total						76,500,642

Banks 0.93%
Flagstar Bank NA	6.695% (3 mo. USD Term SOFR + 3.04%	)#	11/6/2028		7,049,000	6,744,817
Independent Bank Corp.	7.25% (3 mo. USD Term SOFR + 3.53%	)#	4/1/2035		3,897,000	4,112,576
Popular, Inc.	7.25%		3/13/2028		4,877,000	5,063,248
Societe Generale SA (France)†(d)	9.375% (5 yr. CMT + 5.39%	)#	–	(g)	4,792,000	5,068,738
UBS Group AG (Switzerland)†(d)	7.75% (5 yr. USD SOFR ICE Swap + 4.16%	)#	–	(g)	3,120,000	3,303,269
UBS Group AG (Switzerland)†(d)	9.25% (5 yr. CMT + 4.75%	)#	–	(g)	1,330,000	1,439,726
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		4,918,000	4,776,362
Total						30,508,736

Biotechnology 0.29%
Emergent BioSolutions, Inc.†(e)	3.875%		8/15/2028		2,311,000	2,102,965
Genmab AS/Genmab Finance LLC (Denmark)†(d)	6.25%		12/15/2032		3,270,000	3,333,745
Genmab AS/Genmab Finance LLC (Denmark)†(d)	7.25%		12/15/2033		3,875,000	4,037,212
Total						9,473,922

Building Materials 1.73%
ACProducts Holdings, Inc.†	6.375%		5/15/2032		8,117,000	4,261,425	(c)
Ameritex Holdco Intermediate LLC†	7.625%		8/15/2033		3,192,000	3,326,581
CP Atlas Buyer, Inc.†(e)	7.00%		12/1/2028		6,490,000	5,839,800

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Building Materials (continued)
CP Atlas Buyer, Inc.†	12.75%		1/15/2031		$2,435,717	$1,831,086
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%		12/15/2030		8,992,000	9,204,241
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031		3,723,000	3,848,778
JELD-WEN Holding, Inc.†	7.00%		9/1/2032		8,463,000	5,234,114
MIWD Holdco II LLC/MIWD Finance Corp.†(e)	5.50%		2/1/2030		6,504,000	6,080,964
Quikrete Holdings, Inc.†	6.375%		3/1/2032		3,278,000	3,340,049
Quikrete Holdings, Inc.†	6.75%		3/1/2033		5,035,000	5,112,328
Smyrna Ready Mix Concrete LLC†	8.875%		11/15/2031		7,905,000	8,339,833
Total						56,419,199

Chemicals 3.33%
ASP Unifrax Holdings, Inc.†	7.10%		9/30/2029		4,233,939	127,018
ASP Unifrax Holdings, Inc.†	11.175%		9/30/2029		2,999,030	1,229,602
Celanese U.S. Holdings LLC	6.50%		4/15/2030		3,796,000	3,894,883
Celanese U.S. Holdings LLC	6.75%		4/15/2033		6,803,000	7,025,111
Celanese U.S. Holdings LLC	7.33%		7/15/2029		3,469,000	3,632,088
Celanese U.S. Holdings LLC(e)	7.375%		2/15/2034		3,901,000	4,076,884
Celanese U.S. Holdings LLC	7.70%		11/15/2033		7,004,000	7,527,787
Cerdia Finanz GmbH (Germany)†(d)	9.375%		10/3/2031		7,018,000	6,246,020
Chemours Co.†	8.00%		1/15/2033		8,877,000	9,075,072
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		4,493,000	4,494,036
FIS Fabbrica Italiana Sintetici SpA	5.25%		2/5/2031	EUR	1,908,000	2,233,191
FIS Fabbrica Italiana Sintetici SpA†	5.25%		2/5/2031	EUR	903,000	1,056,903
FMC Corp.(e)	5.65%		5/18/2033		$4,441,000	3,993,705
FMC Corp.	8.45% (5 yr. CMT + 4.37%	)#	11/1/2055		1,990,000	1,484,775
Huntsman International LLC(e)	5.70%		10/15/2034		5,539,000	5,259,952
INEOS Finance PLC (United Kingdom)†(d)	7.50%		4/15/2029		3,266,000	3,252,899
Ingevity Corp.†	3.875%		11/1/2028		3,764,000	3,637,382
Olympus Water U.S. Holding Corp.†	7.25%		6/15/2031		3,163,000	3,212,915
Olympus Water U.S. Holding Corp.†	7.25%		2/15/2033		3,409,000	3,372,228
Perimeter Holdings LLC†	6.25%		1/15/2034		6,121,000	6,096,703
Rain Carbon, Inc.†(e)	12.25%		9/1/2029		8,488,000	9,029,331
Solstice Advanced Materials, Inc.†	5.625%		9/30/2033		3,481,000	3,443,569
Tronox, Inc.†	4.625%		3/15/2029		11,132,000	8,875,854
WR Grace Holdings LLC†	5.625%		8/15/2029		3,594,000	3,444,999
WR Grace Holdings LLC†	6.625%		8/15/2032		3,250,000	3,226,771
Total						108,949,678

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Coal 0.57%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%	6/15/2029		$3,650,000	$3,815,794
Coronado Finance Pty. Ltd. (Australia)†(d)(e)	9.25%	10/1/2029		7,614,000	6,953,561
SunCoke Energy, Inc.†	4.875%	6/30/2029		8,400,000	8,038,925
Total					18,808,280

Commercial Services 3.55%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(d)	7.00%	5/21/2030		3,875,000	4,003,301
Allied Universal Holdco LLC†	7.875%	2/15/2031		3,532,000	3,695,867
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.875%	6/15/2030		4,698,000	4,807,914
Alta Equipment Group, Inc.†(e)	9.00%	6/1/2029		3,257,000	3,125,826
AMN Healthcare, Inc.†	6.50%	1/15/2031		4,705,000	4,732,934
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†(e)	8.375%	6/15/2032		5,478,000	5,598,105
BCP V Modular Services Finance PLC	6.75%	11/30/2029	EUR	6,987,000	5,259,809
Brink’s Co.†	6.75%	6/15/2032		$3,528,000	3,617,576
CompoSecure Holdings LLC†	5.625%	2/1/2033		3,383,000	3,286,009
CoreCivic, Inc.	8.25%	4/15/2029		3,266,000	3,406,350
EquipmentShare.com, Inc.†	8.625%	5/15/2032		3,751,000	3,946,611
EquipmentShare.com, Inc.†	9.00%	5/15/2028		10,456,000	10,862,080
Garda World Security Corp. (Canada)†(d)	6.50%	1/15/2031		3,346,000	3,405,533
GEO Group, Inc.	8.625%	4/15/2029		3,210,000	3,350,091
GEO Group, Inc.	10.25%	4/15/2031		6,049,000	6,559,499
Herc Holdings, Inc.†	6.00%	3/15/2034		2,422,000	2,408,530
Herc Holdings, Inc.†	7.00%	6/15/2030		4,763,000	4,951,963
Herc Holdings, Inc.†(e)	7.25%	6/15/2033		2,567,000	2,680,402
Hertz Corp.†(h)	Zero Coupon	1/15/2028		6,517,000	0
Hertz Corp.†(e)	12.625%	7/15/2029		5,040,000	4,594,501
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (Turkey)(d)	9.50%	7/10/2036		6,526,000	6,574,681
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(d)	8.25%	11/15/2028		3,276,000	3,358,782
Port of Newcastle Investments Financing Pty. Ltd. (Australia)†(d)(e)	5.90%	11/24/2031		4,794,000	4,886,239
RR Donnelley & Sons Co.†	9.50%	8/1/2029		3,750,000	3,891,075
Sotheby’s†	8.25%	4/15/2031		6,108,000	6,018,717
Synergy Infrastructure Holdings LLC†	7.875%	12/1/2030		3,351,000	3,519,193
Williams Scotsman, Inc.†	6.625%	4/15/2030		3,265,000	3,360,534
Total					115,902,122

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Computers 0.55%
Amentum Holdings, Inc.†	7.25%		8/1/2032			$3,234,000	$3,349,839
CACI International, Inc.†	6.375%		6/15/2033			4,895,000	5,009,229
Crane NXT Co.	4.20%		3/15/2048			4,963,000	3,171,357
PCC Global PLC	8.25%		11/15/2030		EUR	3,022,000	3,002,632
Seagate Data Storage Technology Pte. Ltd. (Singapore)†(d)	5.75%		12/1/2034			$3,421,000	3,488,120
Total							18,021,177

Cosmetics/Personal Care 0.28%
Opal Bidco SAS (France)†(d)	6.50%		3/31/2032			3,246,000	3,309,469
P&L Development LLC/PLD Finance Corp.†	12.00%		5/15/2029			5,968,503	5,819,290
Total							9,128,759

Distribution/Wholesale 0.41%
American Builders & Contractors Supply Co., Inc.†(e)	3.875%		11/15/2029			3,649,000	3,473,994
Resideo Funding, Inc.†	6.50%		7/15/2032			3,375,000	3,397,316
Velocity Vehicle Group LLC†	8.00%		6/1/2029			6,716,000	6,633,332
Total							13,504,642

Diversified Financial Services 3.38%
Ally Financial, Inc.	7.10% (5 yr. CMT + 3.15%	)#	–	(g)		3,394,000	3,418,610
Aretec Group, Inc.†	10.00%		8/15/2030			3,270,000	3,472,264
Atlanticus Holdings Corp.†(e)	9.75%		9/1/2030			4,811,000	4,862,603
Azorra Finance Ltd. (Cayman Islands)†(d)	6.25%		2/15/2034			2,486,000	2,399,638
Azorra Finance Ltd. (Cayman Islands)†(d)	7.25%		1/15/2031			1,466,000	1,500,779
Bread Financial Holdings, Inc.†	6.75%		5/15/2031			2,339,000	2,396,834
CrossCountry Intermediate HoldCo LLC†	6.50%		10/1/2030			3,230,000	3,183,616
CrossCountry Intermediate HoldCo LLC†	6.75%		12/1/2032			1,401,000	1,348,227
Encore Capital Group, Inc.†	6.625%		6/1/2032			3,967,000	3,968,665
EZCORP, Inc.†	7.375%		4/1/2032			6,846,000	7,263,866
Freedom Funding Center LLC†(e)	12.00%		10/1/2037			3,058,000	3,133,923
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031			5,099,000	5,285,521
GGAM Finance Ltd. (Ireland)†(d)	6.875%		4/15/2029			2,103,000	2,164,319
GGAM Finance Ltd. (Ireland)†(d)	8.00%		6/15/2028			3,671,000	3,817,877
ILFC E-Capital Trust I†	6.38%	#(i)	12/21/2065			3,413,000	2,933,343
ILFC E-Capital Trust II†(e)	6.63%	#(i)	12/21/2065			3,031,000	2,662,463
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033			4,223,000	4,345,872
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031			3,021,000	3,133,493
OneMain Finance Corp.	7.125%		11/15/2031			3,183,000	3,224,621
OneMain Finance Corp.	7.50%		5/15/2031			6,146,000	6,339,302

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Diversified Financial Services (continued)
PennyMac Financial Services, Inc.†	6.875%		5/15/2032		$3,291,000	$3,225,207
PennyMac Financial Services, Inc.†	7.125%		11/15/2030		2,899,000	2,929,964
Phoenix Aviation Capital Ltd. (Ireland)†(d)	9.25%		7/15/2030		2,465,000	2,542,850
Provident Funding Associates LP/PFG Finance Corp.†	9.75%		9/15/2029		2,503,000	2,617,928
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	3.875%		3/1/2031		3,537,000	3,289,385
Stonebriar ABF Issuer LLC†	8.125%		12/15/2030		3,517,000	3,695,068
Stonex Escrow Issuer LLC†	6.875%		7/15/2032		3,926,000	4,053,968
StoneX Group, Inc.†	7.875%		3/1/2031		6,541,000	6,889,263
Synchrony Financial	7.25%		2/2/2033		1,074,000	1,114,023
Velocity Commercial Capital LLC†	9.375%		2/15/2031		4,071,000	4,196,493
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031		3,269,000	3,421,329
WS Escrow LLC†	7.75%		6/1/2033		1,638,000	1,672,010
Total						110,503,324

Electric 3.96%
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055		3,253,000	3,318,802
Alpha Generation LLC†	6.25%		1/15/2034		8,203,000	8,137,504
Alpha Generation LLC†	6.75%		10/15/2032		5,159,000	5,282,615
ContourGlobal Power Holdings SA (Luxembourg)†(d)	6.75%		2/28/2030		4,648,000	4,755,183
Dominion Energy, Inc.	6.00% (5 yr. CMT + 2.26%	)#	2/15/2056		3,247,000	3,266,529
Entergy Corp.	5.875% (5 yr. CMT + 2.18%	)#	6/15/2056		3,359,000	3,374,092
Hawaiian Electric Co., Inc.†	6.00%		10/1/2033		3,333,000	3,309,948
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029		3,498,000	3,343,568
Long Ridge Energy LLC†	8.75%		2/15/2032		11,004,000	11,444,039
NRG Energy, Inc.†	6.00%		2/1/2033		7,065,000	7,121,283
NRG Energy, Inc.†	6.00%		1/15/2036		7,229,000	7,185,424
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(g)	7,747,000	8,451,884
Pampa Energia SA (Argentina)†(d)(e)	7.875%		12/16/2034		2,679,000	2,758,861
PG&E Corp.	6.85% (5 yr. CMT + 3.23%	)#	9/15/2056		3,269,000	3,259,683
Puget Energy, Inc.†	7.00% (5 yr. CMT + 2.96%	)#	9/15/2056		3,683,000	3,721,160
Talen Energy Supply LLC†	6.25%		2/1/2034		2,315,000	2,308,475
Talen Energy Supply LLC†	6.50%		2/1/2036		9,234,000	9,293,227

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Electric (continued)
TransAlta Corp. (Canada)(d)	5.875%		2/1/2034			$3,194,000	$3,159,984
TXNM Energy, Inc.†	7.00% (5 yr. CMT + 3.25%	)#	7/31/2056			6,556,000	6,624,608
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(g)		3,393,000	3,420,795
Vistra Corp.†(e)	8.875% (5 yr. CMT + 5.05%	)#	–	(g)		3,049,000	3,281,730
VoltaGrid LLC†	7.375%		11/1/2030			5,017,000	5,226,660
WEC Energy Group, Inc.	5.625% (5 yr. CMT + 1.91%	)#	5/15/2056			3,390,000	3,373,623
XPLR Infrastructure Operating Partners LP†(e)	7.75%		4/15/2034			6,544,000	6,914,626
XPLR Infrastructure Operating Partners LP†	8.625%		3/15/2033			6,502,000	6,991,431
Total							129,325,734

Electrical Components & Equipment 0.17%
EnerSys†	6.625%		1/15/2032			5,339,000	5,498,001

Electronics 0.26%
Sensata Technologies, Inc.†	6.625%		7/15/2032			3,127,000	3,241,029
TTM Technologies, Inc.†	4.00%		3/1/2029			5,286,000	5,122,692
Total							8,363,721

Engineering & Construction 0.63%
Brundage-Bone Concrete Pumping Holdings, Inc.†	7.50%		2/1/2032			3,377,000	3,481,495
Granite Construction, Inc.†(j)	6.375%		6/15/2034			5,449,000	5,574,387
Heathrow Finance PLC	6.625%		3/1/2031		GBP	4,285,000	5,757,234
Weekley Homes LLC/Weekley Finance Corp.†	6.75%		1/15/2034			$5,986,000	5,898,356
Total							20,711,472

Entertainment 3.63%
888 Acquisitions Ltd.	10.75%		5/15/2030		GBP	3,103,000	4,063,626
Bracelet Holdings, Inc.†	9.25%		7/2/2028			$5,329,000	4,793,968	(c)
Caesars Entertainment, Inc.†(e)	6.00%		10/15/2032			3,645,000	3,266,875
Caesars Entertainment, Inc.†	6.50%		2/15/2032			6,593,000	6,433,766
Cinemark USA, Inc.†(e)	7.00%		8/1/2032			3,575,000	3,702,442
Discovery Global Holdings, Inc.(j)	4.279%		3/15/2032			8,845,000	7,860,640
Discovery Global Holdings, Inc.(j)	5.05%		3/15/2042			30,304,000	21,940,750
Discovery Global Holdings, Inc.	5.141%		3/15/2052			5,260,000	3,596,525
Empire Resorts, Inc.†	7.75%		11/1/2026			4,998,000	4,974,765
Intralot Capital Luxembourg SA†	6.75%		10/15/2031		EUR	1,255,000	1,464,951

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Entertainment (continued)
Intralot Capital Luxembourg SA	6.75%		10/15/2031	EUR	1,700,000	$1,984,396
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC†	11.875%		4/15/2031		$4,653,000	5,058,337
Motion Finco SARL	7.375%		6/15/2030	EUR	3,198,000	3,276,528
Penn Entertainment, Inc.†(e)	4.125%		7/1/2029		$6,334,000	6,068,387
Penn Entertainment, Inc.†	6.75%		4/1/2031		4,872,000	4,856,167
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.†	5.875%		9/1/2031		8,108,000	4,082,378
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%		4/6/2031		6,500,000	5,508,387
Six Flags Entertainment Corp.†(e)	7.25%		5/15/2031		7,186,000	7,170,485
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC†	8.625%		1/15/2032		5,035,000	5,174,671
Starz Capital Holdings 1, Inc.†	6.00%		4/15/2030		5,656,000	5,408,550
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.†	7.125%		2/15/2031		7,470,000	7,894,565
Total						118,581,159

Environmental Control 0.21%
Biffa Group Holdings Ltd.†	7.38%		6/15/2031	GBP	2,711,000	3,650,802
Waste Pro USA, Inc.†	7.00%		2/1/2033		$3,103,000	3,179,821
Total						6,830,623

Food 0.83%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	5.75%		3/31/2034		3,388,000	3,268,086
Arcor SAIC (Argentina)†(d)	7.60%		7/31/2033		6,566,000	6,813,670
Bellis Acquisition Co. PLC†	8.125%		5/14/2030	GBP	2,993,000	3,728,803
C&S Group Enterprises LLC†(e)	5.00%		12/15/2028		$3,578,000	3,370,200
Chobani LLC/Chobani Finance Corp., Inc.†	6.375%		4/15/2034		3,219,000	3,275,429
Fiesta Purchaser, Inc.†	7.875%		3/1/2031		3,454,000	3,476,624
Flora Food Management BV	6.875%		7/2/2029	EUR	2,883,000	3,233,361
Tonon Luxembourg SA (Luxembourg)†(d)(h)	6.50%		10/31/2024		$1,863,197	0	(a)
Total						27,166,173

Forest Products & Paper 0.10%
Magnera Corp.†	7.25%		11/15/2031		3,535,000	3,417,399

Gas 0.13%
AltaGas Ltd. (Canada)†(d)	7.20% (5 yr. CMT + 3.57%	)#	10/15/2054		4,216,000	4,396,251

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Health Care-Services 1.22%
Acadia Healthcare Co., Inc.†(e)	5.00%	4/15/2029		$3,501,000	$3,428,687
Acadia Healthcare Co., Inc.†(e)	7.375%	3/15/2033		4,819,000	4,949,489
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031		3,993,000	3,674,607
DaVita, Inc.†	6.875%	9/1/2032		3,525,000	3,653,235
Kedrion SpA (Italy)†(d)	6.50%	9/1/2029		9,121,000	9,005,964
Molina Healthcare, Inc.†	6.25%	1/15/2033		3,305,000	3,306,577
Molina Healthcare, Inc.†	6.50%	2/15/2031		5,265,000	5,345,515
Rede D’or Finance SARL (Luxembourg)†(d)(e)	6.45%	9/9/2035		3,414,000	3,354,255
Team Health Holdings, Inc.†	8.375%	6/30/2028		3,205,000	3,218,429
Total					39,936,758

Holding Companies-Diversified 0.17%
Clue Opco LLC†	9.50%	10/15/2031		2,438,000	2,285,625
Stena International SA (Luxembourg)†(d)	7.25%	1/15/2031		1,380,000	1,415,796
Stena International SA (Luxembourg)†(d)	7.625%	2/15/2031		1,823,000	1,860,960
Total					5,562,381

Home Builders 1.33%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	8/1/2033		5,631,000	5,526,397
Century Communities, Inc.†	6.625%	9/15/2033		4,146,000	4,114,423
Dream Finders Homes, Inc.†	6.875%	9/15/2030		3,183,000	3,143,826
Dream Finders Homes, Inc.†	8.25%	8/15/2028		3,203,000	3,283,632
K Hovnanian Enterprises, Inc.†	8.375%	10/1/2033		8,931,000	9,023,597
LGI Homes, Inc.†(e)	7.00%	11/15/2032		3,724,000	3,597,301
LGI Homes, Inc.†	8.75%	12/15/2028		4,695,000	4,870,931
Maison Finco PLC†	7.25%	4/30/2032	GBP	1,704,000	2,099,218
STL Holding Co. LLC†	8.75%	2/15/2029		$7,431,000	7,748,259
Total					43,407,584

Home Furnishings 0.21%
Whirlpool Corp.	5.75%	3/1/2034		3,669,000	3,041,375
Whirlpool Corp.	6.125%	6/15/2030		811,000	763,510
Whirlpool Corp.(e)	6.50%	6/15/2033		3,370,000	3,062,007
Total					6,866,892

Housewares 0.10%
Scotts Miracle-Gro Co.	4.375%	2/1/2032		3,475,000	3,234,885

Insurance 0.43%
Ardonagh Finco Ltd. (United Kingdom)†(d)	7.75%	2/15/2031		4,857,000	4,902,102
Asurion LLC/Asurion Co-Issuer, Inc.†	8.00%	12/31/2032		5,243,000	5,470,955

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Insurance (continued)
CRC Insurance Group LLC†	7.125%		6/1/2031		$3,608,000	$3,621,205
Total						13,994,262

Internet 0.63%
Rakuten Group, Inc. (Japan)†(d)	9.75%		4/15/2029		5,225,000	5,713,976
United Group BV	6.375%		5/14/2033	EUR	1,399,000	1,657,094
United Group BV	6.375%		5/14/2033	EUR	1,399,000	1,657,094
United Group BV	6.75%		2/15/2031	EUR	4,199,000	5,079,567
Wayfair LLC†	6.75%		11/15/2032		$3,393,000	3,449,629
Wayfair LLC†	7.75%		9/15/2030		2,789,000	2,905,854
Total						20,463,214

Investment Companies 0.11%
HA Sustainable Infrastructure Capital, Inc.	7.125% (5 yr. CMT + 3.48%	)#	11/15/2056		3,407,000	3,444,531

Iron-Steel 2.01%
Algoma Steel, Inc. (Canada)†(d)	9.125%		4/15/2029		7,487,000	7,287,894
Carpenter Technology Corp.†	5.625%		3/1/2034		5,015,000	4,988,712
Cleveland-Cliffs, Inc.†	7.50%		9/15/2031		11,723,000	12,110,187
Cleveland-Cliffs, Inc.†	7.625%		1/15/2034		6,675,000	6,874,242
Commercial Metals Co.†	5.75%		11/15/2033		3,404,000	3,408,674
CSN Inova Ventures (Cayman Islands)(d)	6.75%		1/28/2028		4,264,000	3,573,637
Fortescue Treasury Pty. Ltd. (Australia)†(d)	4.375%		4/1/2031		2,369,000	2,263,780
Fortescue Treasury Pty. Ltd. (Australia)†(d)	5.875%		4/15/2030		2,112,000	2,150,256
Fortescue Treasury Pty. Ltd. (Australia)†(d)(e)	6.125%		4/15/2032		8,373,000	8,676,938
Mineral Resources Ltd. (Australia)†(d)	6.25%		5/1/2034		2,871,000	2,856,614
Mineral Resources Ltd. (Australia)†(d)	9.25%		10/1/2028		4,361,000	4,527,296
Samarco Mineracao SA (Brazil)(d)	9.50%		6/30/2031		3,301,726	3,335,780
U.S. Steel Corp.	6.65%		6/1/2037		3,719,000	3,819,424
Total						65,873,434

Leisure Time 1.43%
A&K Travel Group Holdings Ltd. (Jersey)†(d)	7.50%		5/15/2033		3,290,000	3,337,964
Acushnet Co.†	5.625%		12/1/2033		3,566,000	3,547,034
Carnival Corp. Ltd.†	5.75%		3/15/2030		12,040,000	12,170,104
Carnival Corp. Ltd.†	5.875%		6/15/2031		3,251,000	3,303,924
Life Time, Inc.†	6.00%		11/15/2031		3,604,000	3,663,560
Lindblad Expeditions LLC†	7.00%		9/15/2030		8,643,000	8,901,987
NCL Corp. Ltd.†	6.75%		2/1/2032		4,897,000	4,857,605
Patrick Industries, Inc.†	6.375%		11/1/2032		3,537,000	3,536,247

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Leisure Time (continued)
Viking Cruises Ltd.†	5.875%	10/15/2033	$3,340,000	$3,348,674
Total				46,667,099

Lodging 2.25%
Full House Resorts, Inc.†	8.25%	2/15/2028	9,445,000	9,256,100
Genting New York LLC/GENNY Capital, Inc.†	7.25%	10/1/2029	7,988,000	8,183,993
Hilton Domestic Operating Co., Inc.†	4.00%	5/1/2031	5,323,000	5,049,556
Hilton Domestic Operating Co., Inc.†	5.50%	3/31/2034	12,971,000	12,918,133
Hilton Domestic Operating Co., Inc.†	5.75%	9/15/2033	6,298,000	6,357,018
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.625%	1/15/2032	3,283,000	3,340,896
Marriott Ownership Resorts, Inc.†	6.50%	10/1/2033	6,680,000	6,559,644
Melco Resorts Finance Ltd. (Hong Kong)†(d)	7.625%	4/17/2032	4,238,000	4,368,690
MGM China Holdings Ltd. (Macau)†(d)	6.25%	5/15/2033	2,797,000	2,809,193
Studio City Finance Ltd. (Hong Kong)(d)	5.00%	1/15/2029	6,730,000	6,455,279
Travel & Leisure Co.†	6.125%	9/1/2033	3,229,000	3,174,978
Wynn Macau Ltd. (Macau)†(d)	6.75%	2/15/2034	5,086,000	5,103,267
Total				73,576,747

Machinery: Construction & Mining 0.15%
Solaris Energy Infrastructure LLC†	6.375%	5/15/2031	4,810,000	4,887,574

Machinery-Diversified 0.20%
Columbus McKinnon Corp.†	7.125%	2/1/2033	3,320,000	3,366,729
Lsf12 Helix Parent LLC†	7.125%	2/1/2033	3,266,000	3,208,561
Total				6,575,290

Media 5.76%
AMC Global Media, Inc.	4.25%	2/15/2029	8,675,000	7,701,323
Belo Corp.	7.25%	9/15/2027	3,282,000	3,368,090
Cable One, Inc.†	4.00%	11/15/2030	9,961,000	6,372,291
CCO Holdings LLC/CCO Holdings Capital Corp.†(e)	7.00%	2/1/2033	15,796,000	15,450,541
CCO Holdings LLC/CCO Holdings Capital Corp.†(e)	7.375%	3/1/2031	3,938,000	3,996,843
CCO Holdings LLC/CCO Holdings Capital Corp.†(e)	7.375%	2/1/2036	6,271,000	6,127,882
CSC Holdings LLC†	4.625%	12/1/2030	12,187,000	3,173,239
CSC Holdings LLC†	5.75%	1/15/2030	5,825,000	1,512,578
CSC Holdings LLC†	6.50%	2/1/2029	18,018,000	10,602,654
CSC Holdings LLC†	11.75%	1/31/2029	16,127,000	10,196,415

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media (continued)
Directv Financing LLC†	8.875%	2/1/2030	$4,867,000	$4,977,703
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	10.00%	2/15/2031	10,870,000	11,382,303
DISH DBS Corp.	5.125%	6/1/2029	24,593,000	22,278,954
EchoStar Corp.	6.75%	11/30/2030	6,308,372	6,451,477
Gray Media, Inc.†	5.375%	11/15/2031	6,344,000	4,558,005
Midcontinent Communications†	8.00%	8/15/2032	3,372,000	3,186,681
Nexstar Media, Inc.†	6.50%	9/15/2033	6,395,000	6,450,496
Paramount Global	7.875%	7/30/2030	4,735,000	4,972,444
Scripps Escrow II, Inc.†	5.375%	1/15/2031	4,427,000	3,134,277
Sinclair Television Group, Inc.†	8.125%	2/15/2033	3,192,000	3,283,770
Sunrise FinCo I BV (Netherlands)†(d)	4.875%	7/15/2031	9,787,000	9,273,433
Univision Communications, Inc.†	8.875%	4/15/2033	3,265,000	3,255,844
Univision Communications, Inc.†	9.375%	8/1/2032	5,430,000	5,565,495
Virgin Media Finance PLC (United Kingdom)†(d)	5.00%	7/15/2030	12,178,000	10,009,325
Virgin Media Secured Finance PLC (United Kingdom)†(d)	5.50%	5/15/2029	10,514,000	10,112,560
VZ Secured Financing BV (Netherlands)†(d)	5.00%	1/15/2032	12,466,000	10,832,499
Total				188,227,122

Metal Fabricate-Hardware 0.29%
Advanced Drainage Systems, Inc.†	5.375%	3/1/2034	1,445,000	1,411,348
Park-Ohio Industries, Inc.†	8.50%	8/1/2030	7,716,000	8,099,802
Total				9,511,150

Mining 3.63%
Alcoa Nederland Holding BV (Netherlands)†(d)	7.125%	3/15/2031	3,087,000	3,224,365
Alumina Pty. Ltd. (Australia)†(d)	6.125%	3/15/2030	4,583,000	4,687,162
Alumina Pty. Ltd. (Australia)†(d)	6.375%	9/15/2032	3,543,000	3,642,254
Aris Mining Corp. (Canada)†(d)(e)	8.00%	10/31/2029	8,090,000	8,339,997
Arsenal AIC Parent LLC†	8.00%	10/1/2030	4,928,000	5,169,644
Capstone Copper Corp. (Canada)†(d)	6.75%	3/31/2033	5,172,000	5,277,716
Century Aluminum Co.†	6.875%	8/1/2032	3,991,000	4,161,523
Coeur Mining, Inc.†	6.875%	4/1/2032	9,955,000	10,319,901
Compass Minerals International, Inc.†	8.00%	7/1/2030	4,897,000	5,182,417
Endeavour Mining PLC (United Kingdom)†(d)	7.00%	5/28/2030	3,952,000	4,045,317
First Quantum Minerals Ltd. (Canada)†(d)	6.375%	2/15/2036	3,813,000	3,772,901
First Quantum Minerals Ltd. (Canada)†(d)	8.00%	3/1/2033	6,420,000	6,735,941
First Quantum Minerals Ltd. (Canada)†(d)	8.625%	6/1/2031	3,184,000	3,325,803
Ivanhoe Mines Ltd. (Canada)†(d)	7.875%	1/23/2030	6,645,000	6,679,508

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Mining (continued)
JW Aluminum Continuous Cast Co.†	10.25%	4/1/2030	$6,228,000	$6,603,829
Marcobre SAC (Peru)†(d)(e)	5.75%	1/22/2036	2,815,000	2,769,256
Navoiyuran State Enterprise (Uzbekistan)†(d)	6.70%	7/2/2030	4,820,000	4,913,966
Novelis Corp.†	6.375%	8/15/2033	2,090,000	2,111,512
Novelis Corp.†	6.875%	1/30/2030	5,007,000	5,148,127
PLS Group Ltd. (Australia)†(d)	6.875%	5/1/2031	6,437,000	6,608,134
Skeena Resources Ltd. (Canada)†(d)	8.50%	4/1/2031	4,830,000	5,078,305
Taseko Mines Ltd. (Canada)†(d)	8.25%	5/1/2030	10,283,000	10,751,247
Total				118,548,825

Miscellaneous Manufacturing 0.94%
Amsted Industries, Inc.†	6.375%	3/15/2033	3,207,000	3,270,569
Axon Enterprise, Inc.†	6.125%	3/15/2030	2,367,000	2,418,544
Enpro, Inc.†	6.125%	6/1/2033	6,053,000	6,177,698
GrafTech Global Enterprises, Inc.†(e)	9.875%	12/23/2029	8,911,000	7,147,691
LSB Industries, Inc.†	6.25%	10/15/2028	3,650,000	3,665,801
Maxam Prill SARL (Luxembourg)†(d)	7.75%	7/15/2030	7,674,000	7,913,943
Total				30,594,246

Office/Business Equipment 0.10%
Zebra Technologies Corp.†	6.50%	6/1/2032	3,224,000	3,272,286

Oil & Gas 8.74%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	6.625%	10/15/2032	2,386,000	2,449,778
BKV Upstream Midstream LLC†	7.50%	10/15/2030	8,537,000	8,661,410
Borr IHC Ltd./Borr Finance LLC†(j)	9.00%	1/15/2034	16,352,000	16,424,784
Borr IHC Ltd./Borr Finance LLC†	10.375%	11/15/2030	16,221,500	17,237,480
Caturus Energy LLC†	7.125%	5/15/2031	3,301,000	3,301,014
Caturus Energy LLC†	8.50%	2/15/2030	7,192,000	7,536,518
Chord Energy Corp.†	6.00%	10/1/2030	3,667,000	3,714,073
Comstock Resources, Inc.†	5.875%	1/15/2030	5,145,000	4,866,063
Crescent Energy Finance LLC†	7.375%	1/15/2033	3,456,000	3,513,650
Crescent Energy Finance LLC†	7.625%	4/1/2032	3,380,000	3,470,389
Crescent Energy Finance LLC†	7.875%	4/15/2032	7,377,000	7,565,209
DBR Land Holdings LLC†	6.25%	12/1/2030	3,344,000	3,397,638
EnQuest PLC (United Kingdom)†(d)(e)	9.875%	4/30/2031	500,000	515,055
Global Marine, Inc.	7.00%	6/1/2028	3,383,000	3,411,422
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	3,525,000	3,475,227
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.25%	2/15/2035	18,556,000	18,838,385
Infinity Natural Resources LLC†	7.625%	4/1/2031	4,825,000	4,876,816
Kraken Oil & Gas Partners LLC†	7.125%	5/15/2031	3,212,000	3,195,282

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Oil & Gas (continued)
Kraken Oil & Gas Partners LLC†	7.625%		8/15/2029		$6,651,000	$6,754,643
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.875%		12/1/2032		3,160,000	3,268,777
Matador Resources Co.†	6.00%		4/15/2034		2,031,000	2,007,979
Matador Resources Co.†	6.50%		4/15/2032		3,253,000	3,297,898
MC Brazil Downstream Trading SARL (Luxembourg)†(d)	7.25%		6/30/2031		3,832,187	3,649,008
Moss Creek Resources Holdings, Inc.†	8.25%		9/1/2031		6,534,000	6,651,012
Murphy Oil Corp.	5.875%		12/1/2042		3,795,000	3,336,515
Murphy Oil Corp.	6.50%		2/15/2034		4,086,000	4,095,635
Nabors Industries, Inc.†	7.625%		11/15/2032		5,171,000	5,394,036
Nabors Industries, Inc.†	8.875%		8/15/2031		6,660,000	6,986,253
Noble Finance II LLC†	8.00%		4/15/2030		3,257,000	3,388,133
Par Petroleum LLC†	7.375%		6/1/2034		4,838,000	4,954,298
Parex Resources, Inc. (Canada)†(d)	8.50%		5/11/2031		3,245,000	3,342,220
PBF Holding Co. LLC/PBF Finance Corp.†	7.875%		9/15/2030		7,341,000	7,522,338
Phillips 66 Co.	5.875% (5 yr. CMT + 2.28%	)#	3/15/2056		3,302,000	3,283,933
Saturn Oil & Gas, Inc. (Canada)†(d)	9.625%		6/15/2029		6,496,000	6,807,886
Seadrill Finance Ltd.†	8.375%		8/1/2030		3,148,000	3,291,911
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development	9.00%		11/14/2030		3,157,000	3,189,785
SM Energy Co.†	6.625%		4/15/2034		6,659,000	6,698,728
SM Energy Co.†	8.625%		11/1/2030		4,137,000	4,376,184
SM Energy Co.†	8.75%		7/1/2031		5,327,000	5,578,706
SM Energy Co.†	9.625%		6/15/2033		3,149,000	3,507,019
Sunoco LP†	5.625%		7/15/2034		3,267,000	3,227,906
Sunoco LP†	6.25%		7/1/2033		4,816,000	4,900,887
Sunoco LP†	6.625%		8/15/2032		5,417,000	5,534,468
Sunoco LP†	7.875% (5 yr. CMT + 4.23%	)#	–	(g)	5,551,000	5,802,108
Talos Production, Inc.†	9.375%		2/1/2031		4,631,000	4,916,520
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029		4,537,000	4,471,398
Transocean International Ltd.(e)	6.80%		3/15/2038		5,157,000	4,926,505
Transocean International Ltd.	7.50%		4/15/2031		3,415,000	3,506,365
Transocean International Ltd.†	7.875%		10/15/2032		3,428,000	3,659,193
Transocean International Ltd.†	8.50%		5/15/2031		7,267,000	7,680,892
Transocean International Ltd.	9.35%		12/15/2041		2,031,000	2,208,712
Vermilion Energy, Inc. (Canada)†(d)	7.25%		2/15/2033		10,364,000	10,433,656

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Vista Energy Argentina SAU (Argentina)(d)(e)	7.625%	12/10/2035	$3,334,000	$3,421,918
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	3,255,000	3,344,415
Total				285,868,033

Oil & Gas Services 1.84%
Archrock Partners LP/Archrock Partners Finance Corp.†	6.625%	9/1/2032	3,409,000	3,491,327
Archrock Services LP/Archrock Partners Finance Corp.†	6.00%	2/1/2034	5,742,000	5,746,846
Bristow Group, Inc.†	6.75%	2/1/2033	4,076,000	4,120,212
CHC Group LLC†	11.75%	9/1/2030	6,924,000	5,898,079
Enerflex, Inc.†	6.875%	1/15/2031	3,044,000	3,133,159
Kodiak Gas Services LLC†	6.50%	10/1/2033	4,896,000	4,984,858
SESI LLC†	7.875%	9/30/2030	8,339,000	8,613,278
Star Holding LLC†	8.75%	8/1/2031	4,872,000	4,959,896
USA Compression Partners LP/USA Compression Finance Corp.†	6.25%	10/1/2033	3,404,000	3,418,426
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	2,902,000	2,991,204
WBI Operating LLC†	6.25%	10/15/2030	3,512,000	3,544,030
WBI Operating LLC†	6.50%	10/15/2033	3,950,000	4,002,377
Weatherford International Ltd.†	6.75%	10/15/2033	5,187,000	5,340,229
Total				60,243,921

Packaging & Containers 1.17%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC†	6.25%	1/30/2031	3,309,000	3,336,617
Ball Corp.	3.125%	9/15/2031	3,652,000	3,305,314
Canpack SA/Canpack U.S. LLC (Poland)†(d)	3.875%	11/15/2029	6,058,000	5,734,270
Clydesdale Acquisition Holdings, Inc.†	6.875%	1/15/2030	3,525,000	3,470,080
Clydesdale Acquisition Holdings, Inc.†	8.75%	4/15/2030	3,508,000	3,373,529
LABL, Inc.†(e)(h)	5.875%	11/1/2028	3,612,000	1,897,384	(a)
LABL, Inc.†(h)	8.625%	10/1/2031	3,254,000	1,709,326	(a)
LABL, Inc.†(h)	9.50%	11/1/2028	2,543,000	1,335,838	(a)
Multi-Color Corp.†	8.50%	5/11/2033	11,845	10,346
Sealed Air Corp.†	6.875%	7/15/2033	3,005,000	2,955,120
Sword Purchaser LLC†	8.25%	4/15/2033	3,198,000	3,296,316
Trivium Packaging Finance BV (Netherlands)†(d)	8.25%	7/15/2030	4,145,000	4,376,477
Trivium Packaging Finance BV (Netherlands)†(d)	12.25%	1/15/2031	3,001,000	3,313,548
Total				38,114,165

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Pharmaceuticals 1.75%
1261229 BC Ltd. (Canada)†(d)	10.00%		4/15/2032		$15,001,000	$15,372,458
Bausch Health Cos., Inc. (Canada)†(d)	5.00%		1/30/2028		6,639,000	5,598,768
Bausch Health Cos., Inc. (Canada)†(d)	11.00%		9/30/2028		2,718,000	2,839,318
Cheplapharm Arzneimittel GmbH	7.125%		6/15/2031	EUR	4,329,000	5,180,078
Curaleaf Holdings, Inc.	11.50%		2/18/2029		$4,855,000	4,999,873
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055		14,056,000	14,655,620
HLF Financing SARL LLC/Herbalife International, Inc.†	4.875%		6/1/2029		3,781,000	3,551,019
HLF Financing SARL LLC/Herbalife International, Inc.†	7.75%		5/1/2033		5,031,000	5,085,330
Total						57,282,464

Pipelines 4.92%
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.00%		7/15/2029		4,799,000	4,938,910
Buckeye Partners LP†	6.875%		7/1/2029		4,208,000	4,340,931
CNX Midstream Partners LP†	4.75%		4/15/2030		9,074,000	8,765,017
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031		3,291,000	3,241,878
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	6.875%		6/1/2034		3,244,000	3,291,421
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.375%		6/30/2033		3,119,000	3,222,245
Energy Transfer LP	6.75% (5 yr. CMT + 2.48%	)#	2/15/2056		3,335,000	3,400,022
Energy Transfer LP	8.00% (5 yr. CMT + 4.02%	)#	5/15/2054		3,257,000	3,471,998
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%		3/15/2034		4,315,000	4,333,763
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029		4,397,000	4,565,014
Global Partners LP/GLP Finance Corp.†	8.25%		1/15/2032		7,047,000	7,401,112
Golar LNG Ltd.†	7.50%		10/2/2030		200,000	204,612
Golar LNG Ltd.	7.75%		9/19/2029		4,400,000	4,498,146
Harvest Midstream I LP†	6.75%		5/15/2034		4,792,000	4,922,843
Harvest Midstream I LP†	7.50%		5/15/2032		5,859,000	6,090,782
Howard Midstream Energy Partners LLC†	6.625%		1/15/2034		4,862,000	4,921,399
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%		2/15/2032		6,426,000	6,756,088
Northriver Midstream Finance LP (Canada)†(d)	6.75%		7/15/2032		3,448,000	3,509,581

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Pipelines (continued)
Rockies Express Pipeline LLC†	6.75%		3/15/2033		$4,246,000	$4,424,081
Rockies Express Pipeline LLC†	6.875%		4/15/2040		3,310,000	3,386,431
South Bow Canadian Infrastructure Holdings Ltd. (Canada)(d)	7.625% (5 yr. CMT + 3.95%	)#	3/1/2055		6,292,000	6,578,387
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	6.75%		3/15/2034		3,354,000	3,428,610
Transportadora de Gas del Sur SA (Argentina)†(d)	7.75%		11/20/2035		9,082,000	9,337,477
Venture Global LNG, Inc.†	8.375%		6/1/2031		2,096,000	2,182,185
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%	)#	–	(g)	6,733,000	6,652,793
Venture Global LNG, Inc.†	9.50%		2/1/2029		19,200,000	20,911,680
Venture Global Plaquemines LNG LLC†	6.125%		12/15/2030		3,084,000	3,169,221
Venture Global Plaquemines LNG LLC†	6.50%		1/15/2034		7,885,000	8,248,625
Venture Global Plaquemines LNG LLC†	6.75%		1/15/2036		2,997,000	3,180,359
Venture Global Plaquemines LNG LLC†	7.75%		5/1/2035		6,524,000	7,327,424
Total						160,703,035

Real Estate 1.16%
Five Point Operating Co. LP†	8.00%		10/1/2030		6,613,000	6,785,824
Howard Hughes Corp.†	5.875%		3/1/2032		3,346,000	3,289,766
Hunt Cos., Inc.†	5.25%		4/15/2029		3,409,000	3,364,545
Kennedy-Wilson, Inc.	4.75%		2/1/2030		1,691,000	1,711,421
Kennedy-Wilson, Inc.(e)	5.00%		3/1/2031		3,809,000	3,842,443
Kennedy-Wilson, Inc.†	7.00%		6/1/2031		6,442,000	6,597,970
Longfor Group Holdings Ltd. (China)(d)	3.85%		1/13/2032		2,225,000	1,662,818
Longfor Group Holdings Ltd. (China)(d)	3.95%		9/16/2029		4,270,000	3,585,442
Newmark Group, Inc.	7.50%		1/12/2029		6,723,000	7,060,024
Shimao Group Holdings Ltd. (Hong Kong)†(d)	5.95%		7/21/2031		249,046	7,472
Total						37,907,725

REITS 2.91%
Blackstone Mortgage Trust, Inc.†	6.25%		6/1/2031		6,463,000	6,361,407
Blackstone Mortgage Trust, Inc.†	7.75%		12/1/2029		3,025,000	3,141,320
Brandywine Operating Partnership LP	8.875%		4/12/2029		6,643,000	7,011,853
Diversified Healthcare Trust†	7.25%		10/15/2030		9,472,000	9,738,580
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM†	7.375%		9/30/2030		6,893,000	6,892,868
Hudson Pacific Properties LP(e)	3.25%		1/15/2030		5,996,000	5,278,472
Iron Mountain, Inc.†	4.50%		2/15/2031		3,419,000	3,267,109

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
REITS (continued)
Iron Mountain, Inc.†	5.25%	7/15/2030		$3,348,000	$3,313,536
Iron Mountain, Inc.†	5.625%	7/15/2032		6,994,000	6,932,050
Iron Mountain, Inc.†	6.25%	1/15/2033		3,895,000	3,958,609
Millrose Properties, Inc.†	6.25%	9/15/2032		5,028,000	5,055,951
Millrose Properties, Inc.†	6.375%	8/1/2030		3,330,000	3,379,164
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.00%	2/1/2030		6,484,000	6,642,348
RHP Hotel Properties LP/RHP Finance Corp.†	5.75%	3/15/2034		3,360,000	3,335,027
Starwood Property Trust, Inc.†	6.00%	4/15/2030		2,258,000	2,278,762
Starwood Property Trust, Inc.†	6.50%	10/15/2030		6,884,000	7,059,157
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC†(e)	6.00%	1/15/2030		3,506,000	3,409,427
Vornado Realty LP	3.40%	6/1/2031		8,681,000	7,934,579
Total					94,990,219

Retail 3.17%
Advance Auto Parts, Inc.†(e)	7.375%	8/1/2033		9,996,000	10,406,186
Arko Corp.†	5.125%	11/15/2029		5,450,000	5,007,383
Asbury Automotive Group, Inc.†	5.00%	2/15/2032		3,888,000	3,713,986
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†	5.125%	4/15/2029		4,202,000	4,015,360
Cougar JV Subsidiary LLC†	8.00%	5/15/2032		3,447,000	3,617,051
Dutch Lion BV†(h)	11.25%	6/15/2020	EUR	9,152,880	0	(a)
Eroski S Coop	5.75%	5/15/2031	EUR	1,700,000	2,055,433
Eroski S Coop†	5.75%	5/15/2031	EUR	1,196,000	1,446,058
Ferrellgas LP/Ferrellgas Finance Corp.†	9.25%	1/15/2031		$3,114,000	3,287,157
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(d)	11.50%	8/15/2029		2,620,000	2,713,822
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		8,318,000	3,909,460
GPS Hospitality Operating Co. LLC/GPS New Finco, Inc.†	9.50%	5/28/2030		2,348,377	2,861,736
LBM Acquisition LLC†	9.50%	6/15/2031		5,492,000	4,625,937
Macy’s Retail Holdings LLC†	6.70%	7/15/2034		7,229,000	6,904,057
Michaels Cos., Inc.†	8.50%	3/15/2033		4,868,000	4,756,930
Michaels Cos., Inc.†	11.00%	3/15/2034		4,056,000	3,838,436
Park River Holdings, Inc.†	8.00%	3/15/2031		5,022,000	5,088,335
Petco Health & Wellness Co., Inc.†	8.25%	2/1/2031		4,321,000	4,331,591
PetSmart LLC/PetSmart Finance Corp.†	10.00%	9/15/2033		6,305,000	6,368,882
Punch Finance PLC†	7.875%	12/30/2030	GBP	3,214,000	4,393,630
QXO Building Products, Inc.†	6.75%	4/30/2032		$4,677,000	4,768,669

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
Stonegate Pub Co. Financing PLC	10.75%	7/31/2029	GBP	5,874,000	$7,913,516
Victoria’s Secret & Co.†	4.625%	7/15/2029		$3,347,000	3,232,959
Waga Bondco Ltd.	8.50%	6/15/2030	GBP	4,075,000	4,545,154
Total					103,801,728

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(h)	6.875%	6/15/2011		$10,000,000	0	(a)

Semiconductors 0.69%
Amkor Technology, Inc.†	5.875%	10/1/2033		5,193,000	5,223,311
ams-OSRAM AG(j)	7.25%	5/31/2032	EUR	2,809,000	3,347,410
ams-OSRAM AG†(j)	7.25%	5/31/2032	EUR	2,327,000	2,773,023
Entegris, Inc.†	5.95%	6/15/2030		$1,286,000	1,299,818
Kioxia Holdings Corp. (Japan)†(d)	6.625%	7/24/2033		9,215,000	9,669,369
Synaptics, Inc.†	4.00%	6/15/2029		429,000	411,223
Total					22,724,154

Software 1.07%
CoreWeave, Inc.†(e)	9.00%	2/1/2031		9,285,000	9,425,849
CoreWeave, Inc.†	9.75%	10/1/2031		5,462,000	5,636,937
OAK-Eagle Acquireco, Inc.†	7.25%	7/1/2033		6,125,000	6,391,080
OAK-Eagle Acquireco, Inc.†	8.75%	7/1/2034		6,044,000	6,390,889
Rackspace Finance LLC†	3.50%	5/15/2028		854,651	726,391
Rocket Software, Inc.†	6.50%	2/15/2029		3,500,000	3,276,471
Twilio, Inc.	3.875%	3/15/2031		3,494,000	3,289,287
Total					35,136,904

Telecommunications 6.42%
Altice France SA (France)†(d)	6.50%	4/15/2032		11,328,104	11,037,180
Altice France SA (France)†(d)	6.875%	10/15/2030		3,400,328	3,350,994
APLD ComputeCo 2 LLC†	6.75%	3/15/2031		3,894,000	3,926,994
APLD ComputeCo LLC†	9.25%	12/15/2030		6,465,000	6,982,349
Black Pearl Compute LLC†	6.125%	2/15/2031		3,694,000	3,762,932
Cipher Compute LLC†	7.125%	11/15/2030		11,784,000	12,298,975
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(d)	9.00%	9/15/2029		1,603,000	1,694,639
Core Scientific Finance I LLC†	7.75%	5/15/2031		9,679,000	9,903,516
Digicel International Finance Ltd./Difl U.S. LLC (Jamaica)†(d)	8.625%	8/1/2032		3,358,000	3,484,073
Eutelsat Communications SACA	6.25%	3/15/2033	EUR	5,436,000	6,621,566
Eutelsat Communications SACA†	6.25%	3/15/2033	EUR	918,000	1,118,289

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Telecommunications (continued)
Fibercop SpA (Italy)†(d)	6.375%		11/15/2033			$7,485,000	$7,504,386
Flash Compute LLC†	7.25%		12/31/2030			6,655,000	6,869,177
Hughes Satellite Systems Corp.	5.25%		8/1/2026			4,500,000	3,978,057
Hughes Satellite Systems Corp.	6.625%		8/1/2026			12,527,000	7,904,036
Iliad Holding SAS (France)†(d)	8.50%		4/15/2031			3,644,000	3,862,152
Level 3 Financing, Inc.†	3.75%		7/15/2029			400,000	388,502
Level 3 Financing, Inc.†	7.50%		2/15/2037			6,847,750	7,064,406
Level 3 Financing, Inc.†	8.50%		1/15/2036			6,550,946	7,089,277
Lumen Technologies, Inc.†	4.50%		1/15/2029			11,906,000	11,508,756
Lumen Technologies, Inc.†	5.375%		6/15/2029			9,903,000	9,692,797
Lumen Technologies, Inc.	7.60%		9/15/2039			1,867,000	1,793,048
Lumen Technologies, Inc.	7.65%		3/15/2042			1,867,000	1,778,523
Meridian Arc Holdco LLC†	6.25%		4/30/2031			9,775,000	9,830,542
Millicom International Cellular SA (Luxembourg)(d)	7.375%		4/2/2032			3,155,000	3,250,691
PR RNO Property Owner 1 LLC†	6.50%		5/1/2031			6,512,000	6,524,698
Qwest Capital Funding, Inc.	7.75%		2/15/2031			599,000	575,340
SES AMERICOM, Inc.†	5.30%		3/25/2044			6,207,000	4,791,081
SV RNO Property Owner 1 LLC†	5.875%		3/1/2031			4,994,000	4,934,303
Telecom Italia Capital SA (Luxembourg)(d)	7.721%		6/4/2038			2,861,000	3,251,143
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC†	8.625%		6/15/2032			9,708,000	10,186,517
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(d)	9.625%		2/11/2027			2,039,112	2,029,399
Viasat, Inc.†	7.50%		5/30/2031			13,336,000	13,479,375
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	4.75%		7/15/2031			4,532,000	3,830,639
WULF Compute LLC†	7.75%		10/15/2030			9,862,000	10,368,364
Zegona Finance PLC (United Kingdom)†(d)	8.625%		7/15/2029			3,069,000	3,214,142
Total							209,880,858

Transportation 1.56%
Carriage Purchaser, Inc.†	7.875%		10/15/2029			3,718,000	3,628,826
Danaos Corp. (Marshall Islands)†(d)	6.875%		10/15/2032			4,868,000	5,026,317
Genesee & Wyoming, Inc.†	6.25%		4/15/2032			3,330,000	3,384,333
Mobico Group PLC	7.853% (5 yr. U.K. Government Bond + 4.14%	)#	–	(g)	GBP	2,976,000	2,362,726
PODS LLC†	8.75%		5/15/2031			$5,999,000	5,836,996
Rand Parent LLC†	8.50%		2/15/2030			7,720,000	7,962,809
Seaspan Corp. (Hong Kong)†(d)	5.50%		8/1/2029			9,594,000	9,183,881
Star Leasing Co. LLC†	7.625%		2/15/2030			5,879,000	5,701,191

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Transportation (continued)
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	$4,245,000	$4,376,039
XPO, Inc.†	7.125%		2/1/2032	3,435,000	3,561,473
Total					51,024,591

Trucking & Leasing 0.35%
FTAI Aviation Investors LLC†	7.00%		5/1/2031	7,865,000	8,160,032
FTAI Aviation Investors LLC†	7.875%		12/1/2030	3,063,000	3,215,853
Total					11,375,885

Water 0.16%
Nova Securitisation SARL (Luxembourg)†(d)	6.50%		2/3/2036	5,420,000	5,150,297
Total Corporate Bonds (cost $2,967,027,876)					2,957,820,848

FLOATING RATE LOANS(k) 4.80%

Aerospace & Defense 0.93%
Alloy Finco Ltd. 2026 USD PIK New Way Term Loan B 13.50% (Jersey)(d)	0.50% (3 mo. USD Term SOFR + 0.50%	)	3/6/2028	1,103,411	27,768,313
PMI U.S. Bidco, Inc. Delayed Draw Term Loan(l)	–	(m)	3/16/2033	375,448	378,617
PMI U.S. Bidco, Inc. Term Loan B	6.924% (PRIME rate + 0.17%	)	3/16/2033	2,346,552	2,366,357
Total					30,513,287

Auto Parts & Equipment 0.09%
RealTruck Group, Inc. 2026 FLSO Tranche A Term Loan	8.648% (3 mo. USD Term SOFR + 4.75%	)	1/31/2031	1,511,359	976,988
RealTruck Group, Inc. 2026 FLSO Tranche B Term Loan B	9.898% (3 mo. USD Term SOFR + 6.00%)		1/31/2031	3,130,939	2,045,552
Total					3,022,540

Building Materials 0.33%
ACProducts, Inc. 2026 First Lien First Out Term Loan	9.15% (3 mo. USD Term SOFR + 5.50%	)	11/14/2031	619,042	633,230
Associated Materials, Inc. 2022 Term Loan B	9.62% (1 mo. USD Term SOFR + 6.00%	)	3/8/2029	3,684,252	3,207,142
OEP Glass Purchaser LLC 2026 Term Loan B	7.70% (3 mo. USD Term SOFR + 4.00%	)	3/7/2033	6,916,000	6,929,002
Total					10,769,374

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Chemicals 0.40%
INEOS Quattro Holdings U.K. Ltd. 2023 USD 1st Lien Term Loan B (United Kingdom)(d)	7.97% (1 mo. USD Term SOFR + 4.25%	)	4/2/2029	$8,555,674	$7,954,638
Ineos U.S. Finance LLC 2023 USD Term Loan B	–	(m)	2/18/2030	5,507,791	5,245,042
Total					13,199,680

Commercial Services 0.02%
Spin Holdco, Inc. 2026 First Lien First Out Term Loan	9.096% (3 mo. USD Term SOFR + 5.43%	)	9/4/2030	664,432	683,534

Containers & Packaging 0.02%
LABL, Inc. 2026 Final Roll-Up DIP Term Loan A4	–	(m)	12/2/2026	186,388	158,429	(n)
LABL, Inc. 2026 USD Interim New Money DIP Term Loan	10.398% (3 mo. USD Term SOFR + 6.75%	)	12/2/2026	134,859	135,533
LABL, Inc. 2026 USD Interim Roll up DIP Term Loan	–	(m)	12/2/2026	420,291	357,248	(n)
Total					651,210

Cosmetics/Personal Care 0.12%
Conair Holdings LLC Term Loan B	7.485% (1 mo. USD Term SOFR + 3.75%	)	5/17/2028	4,518,808	3,779,667

Electric 0.42%
EFS Cogen Holdings I LLC 2026 Term Loan B	6.15% (3 mo. USD Term SOFR + 2.50%	)	10/3/2031	4,408,356	4,429,009
Kestrel Acquisition LLC 2025 Term Loan	6.70% (3 mo. USD Term SOFR + 3.00%	)	11/6/2031	5,554,463	5,578,264
Lackawanna Energy Center LLC 2025 Term Loan B	6.388% (1 mo. USD Term SOFR + 2.75%	)	8/5/2032	3,769,927	3,790,341
Total					13,797,614

Electric: Generation 0.04%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	5.461% (3 mo. USD Term SOFR + 1.50%	)	7/28/2028	1,196,824	1,186,352

Energy: Alternate Sources 0.12%
Bayonne Energy Center LLC Term Loan B	6.70% (3 mo. USD Term SOFR + 3.00%	)	10/1/2032	3,841,807	3,853,832

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Health Care Products 0.10%
Hologic, Inc. 2026 USD 2nd Lien Term Loan	8.679% (3 mo. USD Term SOFR + 5.00%	)	4/10/2034		$3,293,000	$3,260,070	(n)

Health Care Services 0.02%
New WPCC Parent LLC Term Loan	13.12% (1 mo. USD Term SOFR + 9.50%	)	5/9/2030		731,921	727,804

Information Technology Services 0.04%
Recovery Solutions Parent LLC Term Loan	11.20% (3 mo. USD Term SOFR + 7.50%	)	1/28/2030		1,345,091	1,346,779

Internet 0.04%
Sweetwater Borrower LLC 2026 Term Loan B	7.62% (1 mo. USD Term SOFR + 4.00%	)	2/17/2033		1,174,000	1,182,805

Leisure Time 0.16%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(d)	7.425% (3 mo. USD Term SOFR + 3.50%	)	7/22/2030		5,358,624	5,366,152

Machinery: Diversified 0.11%
Victory Buyer LLC 2026 Term Loan B	6.663% (3 mo. USD Term SOFR + 3.00%	)	2/14/2033		3,424,000	3,453,104

Media 0.45%
Sinclair Television Group, Inc. 2025 Term Loan B6	7.035% (1 mo. USD Term SOFR + 3.30%	)	12/31/2029		6,601,526	6,007,422
Sinclair Television Group, Inc. 2025 Term Loan B7	7.82% (1 mo. USD Term SOFR + 4.10%	)	12/31/2030		9,643,180	8,745,159
Total						14,752,581

Metal Fabricate/Hardware 0.14%
Tank Holding Corp. 2022 Term Loan	9.47% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028		5,156,882	4,633,459

Metals & Mining 0.17%
American Rock Salt Co. LLC 2021 Term Loan	7.735% (1 mo. USD Term SOFR + 4.00%	)	6/9/2028		6,034,162	5,462,818

Miscellaneous Manufacture 0.11%
Rohm Holding GmbH 2024 EUR PIK Term Loan B	7.149% (6 mo. EURIBOR + 4.75%	)	1/31/2029	EUR	3,203,977	3,643,690

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(m)	12/31/2026	$545,977	$0	(a)

Pharmaceuticals 0.10%
Bausch Health Cos., Inc. 2025 Term Loan B (Canada)(d)	9.87% (1 mo. USD Term SOFR + 6.25%	)	10/8/2030	3,447,317	3,336,227

Retail 0.24%
RVR Dealership Holdings LLC 2026 Term Loan B	8.167% (3 mo. USD Term SOFR + 4.50%	)	2/26/2033	7,929,000	7,705,006

Software 0.36%
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	9.413% (3 mo. USD Term SOFR + 5.75%	)	7/30/2032	3,923,000	3,354,165
Boxer Parent Co., Inc. 2025 USD Term Loan B	6.666% (3 mo. USD Term SOFR + 3.00%	)	7/30/2031	3,443,000	3,235,060
Rackspace Finance LLC 2024 First Lien Second Out Term Loan	6.467% (1 mo. USD Term SOFR + 2.75%	)	5/15/2028	5,440,000	4,744,442
VCI Asset Holdings 3 LLC Fixed Term Loan	6.875%		4/24/2031	503,000	497,970	(n)
Total					11,831,637

Utilities 0.27%
Astoria Energy LLC 2025 Term Loan B	5.87% - 5.95% (1 mo. USD Term SOFR + 2.25% (3 mo. USD Term SOFR + 2.25%	) )	6/23/2032	3,015,003	3,029,656
Indeck Niles LLC Term Loan B	6.419% (3 mo. USD Term SOFR + 2.75%	)	3/9/2033	4,145,000	4,160,544
Invenergy Thermal Operating I LLC 2025 Term Loan B	6.38% (3 mo. USD Term SOFR + 2.75%	)	5/17/2032	1,548,445	1,557,797
Invenergy Thermal Operating I LLC 2025 Term Loan C	6.38% (3 mo. USD Term SOFR + 2.75%	)	5/17/2032	100,711	101,319
Total					8,849,316
Total Floating Rate Loans (cost $133,905,130)					157,008,538

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.30%
Merrill Lynch Mortgage Trust Series 2006-C1 Class F(f)	5.908%	5/12/2039	$10,500,000	$0
ROCK Trust Series 2024-CNTR Class E†	8.819%	11/13/2041	9,340,000	9,757,736
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,340,000)				9,757,736

	Dividend Rate		Shares

PREFERRED STOCKS 0.16%

Commercial Services & Supplies 0.04%
Labels Buyer LLC	Zero Coupon		1,390	1,179,762

Transportation Infrastructure 0.12%
ACBL Holdings Corp.	Zero Coupon		102,014	4,080,560	(c)
Total Preferred Stocks (cost $3,940,350)				5,260,322

	Exercise Price	Expiration Date

WARRANTS 0.00%

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.* (cost $196,861)	3.50	12/31/2099	56,246	56,246
Total Long-Term Investments (cost $3,214,469,577)				3,220,039,597

			Principal Amount‡

SHORT-TERM INVESTMENTS 4.78%

REPURCHASE AGREEMENTS 1.03%
Repurchase Agreement dated 5/29/2026, 3.250% due 6/1/2026 with Fixed Income Clearing Corp. collateralized by $14,138,100 of U.S. Treasury Bill at 0.000% due 11/27/2026; value: $13,878,141; proceeds: $13,609,638 (cost $13,605,953)			$13,605,953	13,605,953
Repurchase Agreement dated 5/29/2026, 3.640% due 6/1/2026 with RBC Dominion Securities, Inc. collateralized by $19,802,000 of U.S. Treasury Bond at 4.625% due 2/15/2035; value: $20,408,163; proceeds: $20,006,067 (cost $20,000,000)			20,000,000	20,000,000
Total Repurchase Agreements (cost $33,605,953)				33,605,953

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Investments	Principal Amount‡	Fair Value
Time Deposits 0.37%
CitiBank N.A.(o) (cost $12,275,775)	$12,275,775	$12,275,775

	Shares

Money Market Funds 3.38%
Fidelity Government Portfolio(o) (cost $110,481,978)	110,481,978	110,481,978
Total Short-Term Investments (cost $156,363,706)		156,363,706
Total Investments in Securities 103.28% (cost $3,370,833,283)		3,376,403,303
Less Unfunded Loan Commitments (0.01%) (cost $375,448)		(378,617)
Net Investments in Securities 103.27% (cost $3,370,457,835)		3,376,024,686
Other Assets and Liabilities – Net (3.27)%		(106,964,386)
Net Assets 100.00%		$3,269,060,300

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
*	Non-income producing security.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2026, the total value of Rule 144A securities was $2,523,032,757, which represents 77.18% of net assets (see Note 2(n)).
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2026.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Foreign security traded in U.S. dollars.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Security has been deemed worthless.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Defaulted.
(i)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(j)	Securities purchased on a when-issued basis (See Note 2(m)).
(k)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2026.
(l)	Security partially/fully unfunded (See Note 2(d)).
(m)	Interest rate to be determined.

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

(n)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(o)	Security was purchased with the cash collateral from loaned securities.

Forward Foreign Currency Exchange Contracts at May 31, 2026:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	State Street Bank And Trust	6/1/2026	3,395,459	$3,948,240	$3,960,462	$12,222
Euro	Buy	Bank Of America	6/5/2026	238,000	275,703	277,642	1,939
Euro	Buy	Morgan Stanley	6/5/2026	6,982,000	8,075,613	8,144,931	69,318
Euro	Buy	State Street Bank And Trust	6/5/2026	1,327,000	1,546,226	1,548,027	1,801
Euro	Buy	State Street Bank And Trust	6/5/2026	891,000	1,037,523	1,039,406	1,883
British pound	Sell	State Street Bank And Trust	8/7/2026	37,470,000	50,561,456	50,454,136	107,320
Euro	Sell	State Street Bank And Trust	6/5/2026	3,431,000	4,012,267	4,002,472	9,795
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$204,278

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Morgan Stanley	8/7/2026	1,983,000	$2,678,951	$2,670,151	$(8,800)
British pound	Buy	State Street Bank And Trust	8/7/2026	3,107,000	4,197,846	4,183,640	(14,206)
British pound	Buy	State Street Bank And Trust	8/7/2026	661,000	896,876	890,050	(6,826)
British pound	Buy	State Street Bank And Trust	8/7/2026	1,786,000	2,434,128	2,404,886	(29,242)
Euro		Buy Bank Of America	6/5/2026	1,264,000	1,484,765	1,474,533	(10,232)
Euro		Buy Bank Of America	6/5/2026	973,000	1,142,131	1,135,064	(7,067)
Euro		Buy Bank Of America	6/5/2026	712,000	839,095	830,592	(8,503)
Euro	Buy	Morgan Stanley	6/5/2026	401,000	469,597	467,791	(1,806)
Euro	Buy	State Street Bank And Trust	6/5/2026	881,000	1,042,064	1,027,741	(14,323)
Euro	Buy	State Street Bank And Trust	6/5/2026	898,000	1,054,210	1,047,572	(6,638)
Euro	Buy	State Street Bank And Trust	6/5/2026	419,000	491,558	488,789	(2,769)
Euro	Buy	State Street Bank And Trust	6/5/2026	5,332,000	6,242,628	6,220,105	(22,523)
Euro	Buy	State Street Bank And Trust	6/5/2026	1,394,000	1,632,273	1,626,186	(6,087)
Euro	Buy	State Street Bank And Trust	6/5/2026	2,942,000	3,445,254	3,432,023	(13,231)
Euro	Sell	Morgan Stanley	6/5/2026	2,159,000	2,516,787	2,518,606	(1,819)
Euro	Sell	Morgan Stanley	6/5/2026	63,887,000	74,512,533	74,528,102	(15,569)
Euro	Sell	State Street Bank And Trust	6/5/2026	3,395,000	3,948,439	3,960,476	(12,037)
Euro	Sell	State Street Bank And Trust	6/5/2026	1,724,000	2,005,465	2,011,152	(5,687)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(187,365)

Futures Contracts at May 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2026	850	Long	$175,388,942	$175,578,125	$189,183

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	September 2026	755	Short	$(83,911,343)	$(84,618,984)	$(707,641)
U.S. 5-Year Treasury Note	September 2026	736	Short	(78,568,607)	(78,907,250)	(338,643)
U.S. Ultra Treasury Bond	September 2026	182	Short	(20,477,416)	(20,821,938)	(344,522)
Total Unrealized Depreciation on Futures Contracts						$(1,390,806)

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2026

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Commercial Services & Supplies	$–	$–	$–	$–
Diversified Telecommunication Services	–	3,221,678	–	3,221,678
Health Care Providers & Services	–	1,226,643	–	1,226,643
Machinery	3,143,795	705	–	3,144,500
Miscellaneous Financials	–	1,468,350	–	1,468,350
Personal Care Products	–	2,358,100	–	2,358,100
Real Estate Management & Development	–	539,044	–	539,044
Specialty Retail	–	364,544	–	364,544
Transportation Infrastructure	–	–	497,490	497,490
Remaining Industries	9,553,952	–	–	9,553,952
Convertible Bonds	–	67,761,606	–	67,761,606
Corporate Bonds
Building Materials	–	52,157,774	4,261,425	56,419,199
Entertainment	–	113,787,191	4,793,968	118,581,159
Packaging & Containers	–	33,171,617	4,942,548	38,114,165
Retail	–	103,801,728	0	103,801,728
Savings & Loans	–	–	0	0
Remaining Industries	–	2,640,904,597	–	2,640,904,597
Floating Rate Loans
Containers & Packaging	–	135,533	515,677	651,210
Health Care Products	–	–	3,260,070	3,260,070
Personal & Household Products	–	–	0	0
Software	–	11,333,667	497,970	11,831,637
Remaining Industries	–	141,265,621	–	141,265,621
Less Unfunded Loan Commitment	–	(378,617)	–	(378,617)
Non-Agency Commercial Mortgage-Backed Securities	–	9,757,736	–	9,757,736
Preferred Stocks	–	1,179,762	4,080,560	5,260,322
Warrants	–	56,246	–	56,246
Short-Term Investments
Repurchase Agreements	–	33,605,953	–	33,605,953
Time Deposits	–	12,275,775	–	12,275,775
Money Market Funds	110,481,978	–	–	110,481,978
Total	$123,179,725	$3,229,995,253	$22,849,708	$3,376,024,686

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND May 31, 2026

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$204,278	$–	$204,278
Liabilities	–	(187,365)	–	(187,365)
Futures Contracts
Assets	189,183	–	–	189,183
Liabilities	(1,390,806)	–	–	(1,390,806)
Total	$(1,201,623)	$16,913	$–	$(1,184,710)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 104.76%

ASSET-BACKED SECURITIES 8.68%

Automobiles 1.43%
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class D†	3.71%		8/20/2027	$6,375,000	$6,358,387
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%		10/15/2029	14,844,294	14,974,103
Exeter Automobile Receivables Trust Series 2023-2A Class E†	9.75%		11/15/2030	3,590,000	3,882,195
Exeter Automobile Receivables Trust Series 2024-1A Class D	5.84%		6/17/2030	7,320,000	7,422,487
Kinetic Advantage Master Owner Trust Series 2025-1A Class A†	5.843% (30 day USD SOFR Average + 2.20%	)#	10/15/2029	20,970,000	21,073,162
Red Oak Funding Master Trust Series 2025-1A Class A†	5.625% (30 day USD SOFR Average + 2.00%	)#	12/20/2030	22,101,000	22,193,539
U.S. Bank NA Series 2026-RVM1 Class C†	5.595%		12/25/2046	13,837,493	13,761,744
VStrong Auto Receivables Trust Series 2023-A Class E†	9.99%		12/16/2030	2,750,000	3,008,449
Total					92,674,066

Credit Card 0.46%
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%		12/15/2032	9,000,000	9,052,151
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	12,500,000	12,531,250	(a)
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	8,025,000	7,985,540
Total					29,568,941

Other 6.79%
37 Capital CLO II Series 2022-1AR Class BR2†(b)	–	(c)	4/15/2037	5,690,000	5,692,845
Affirm Asset Securitization Trust Series 2024-B Class E†	7.35%		9/15/2029	9,250,000	9,295,244
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	9,700,000	9,653,718
Affirm Master Trust Series 2026-2A Class A†	4.67%		4/16/2035	6,210,000	6,208,105
Anchorage Capital CLO 30 Ltd. Series 2024-30A Class A1†	4.975% (3 mo. USD Term SOFR + 1.30%	)#	1/20/2037	12,000,000	12,006,324
ARES Loan Funding V Ltd. Series 2024-ALF5AR Class A1R†(b)	–	(c)	7/25/2037	16,110,000	16,114,027

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A Class A†	4.977% (3 mo. USD Term SOFR + 1.31%	)#	1/25/2038	$4,500,000	$4,513,496
Birch Grove CLO 6 Ltd. Series 2023-6A Class A2R†	5.325% (3 mo. USD Term SOFR + 1.65%	)#	7/20/2038	7,500,000	7,512,450
Birch Grove CLO Ltd. Series 19A Class A2RR†	5.48% (3 mo. USD Term SOFR + 1.80%	)#	7/17/2037	10,000,000	10,009,860
BlueMountain CLO XXIX Ltd. Series 2020-29AR Class BR2†(b)	–	(c)	7/25/2034	15,310,000	15,317,655
Brant Point CLO Ltd. Series 2023-1A Class A2R†	5.367% (3 mo. USD Term SOFR + 1.70%	)#	7/26/2038	11,400,000	11,432,000
BSPDF Issuer LLC Series 2026-FL4 Class A†	5.10% (1 mo. USD Term SOFR + 1.45%	)#	11/18/2043	9,840,000	9,851,419
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	6,525,000	6,465,527
Carlyle Global Market Strategies CLO Ltd. Series 2015-5A Class BR4†	5.125% (3 mo. USD Term SOFR + 1.45%	)#	1/20/2032	6,200,000	6,205,946
Cathedral Lake VI Ltd. Series 2021-6A Class BR†	5.517% (3 mo. USD Term SOFR + 1.85%	)#	4/25/2034	12,500,000	12,511,812
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	14,265,000	14,313,527
Clarus Capital Funding LLC Series 2026-1A Class D†	5.91%		11/20/2034	10,502,000	10,488,752
Crown City CLO V Series 2023-5AR Class A1R2†(b)	1.00% (3 mo. USD Term SOFR + 1.25%	)#	4/22/2037	8,890,000	8,892,223
CTM CLO Ltd. Series 2025-1A Class A2†	5.423% (3 mo. USD Term SOFR + 1.75%	)#	7/15/2038	4,000,000	4,007,248
DailyPay Securitization Trust Series 2025-1A Class A†	5.63%		6/26/2028	6,775,000	6,789,979
Dell Equipment Finance Trust Series 2026-1A Class C†	4.80%		12/22/2031	4,750,000	4,742,235
Dell Equipment Finance Trust Series 2026-1A Class D†	5.19%		11/22/2032	4,350,000	4,348,085
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%		10/20/2054	2,849,250	2,857,456
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%		10/20/2055	4,706,350	4,542,499
Golub Capital Partners CLO 19B-R3 Ltd. Series 2017-19RA Class A1R3†	4.931% (3 mo. USD Term SOFR + 1.15%	)#	10/20/2036	6,140,000	6,141,062

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
GreenSky Home Improvement Issuer Trust Series 2025-1A Class A3†	5.32%		3/25/2060	$14,225,000	$14,418,002
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A3†	5.02%		6/25/2060	7,500,000	7,560,294
Hardee’s Funding LLC Series 2018-1A Class A23†	5.71%		6/20/2048	5,883,000	5,822,300
HPS Loan Management Ltd. Series 2024-19A Class BR†	5.239% (3 mo. USD Term SOFR + 1.60%	)#	4/15/2037	3,000,000	3,003,114
Invesco U.S. CLO Ltd. Series 2024-3A Class BR†(b)	–	(c)	7/20/2037	7,750,000	7,753,875
KKR CLO 15 Ltd. Series 15 Class BR2†	5.225% (3 mo. USD Term SOFR + 1.55%	)#	1/18/2032	9,620,000	9,628,167
KKR CLO 54 Ltd. Series 2024-54A Class A†	4.993% (3 mo. USD Term SOFR + 1.32%	)#	1/15/2038	4,000,000	4,010,668
Madison Park Funding LVIII Ltd. Series 2024-58A Class B†	5.617% (3 mo. USD Term SOFR + 1.95%	)#	4/25/2037	2,400,000	2,405,498
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	7,190,367	7,278,166
OZLM XIV Ltd. Series 2015-14A Class A2R3†	5.513% (3 mo. USD Term SOFR + 1.84%	)#	1/15/2038	5,600,000	5,618,301
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	5,950,000	5,967,827
PFP Ltd. Series 2026-14 Class A†(b)	4.97% (1 mo. USD Term SOFR + 1.32%	)#	12/18/2043	9,890,000	9,899,206
RAD CLO 27 Ltd. Series 2024-27A Class A1†	4.993% (3 mo. USD Term SOFR + 1.32%	)#	1/15/2038	8,950,000	8,976,000
Republic Finance Issuance Trust Series 2024-B Class D†	8.83%		11/20/2037	5,000,000	5,112,323
Rowe CLO Ltd. Series 2026-1A Class A2†	5.131% (3 mo. USD Term SOFR + 1.45%	)#	4/20/2039	5,000,000	5,001,700
Rowe CLO Ltd. Series 2026-1A Class C†	5.581% (3 mo. USD Term SOFR + 1.90%	)#	4/20/2039	5,000,000	5,025,135
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class A1R†	5.065% (3 mo. USD Term SOFR + 1.39%	)#	10/20/2037	10,000,000	10,009,810
SEB Funding LLC Series 2026-1A Class A2†	6.665%		1/30/2056	12,500,000	12,424,713
Sierra Timeshare Receivables Funding LLC Series 2024-1A Class D†	8.02%		1/20/2043	676,316	688,896
Sierra Timeshare Receivables Funding LLC Series 2024-2A Class D†	7.48%		6/20/2041	1,646,877	1,659,625
Sierra Timeshare Receivables Funding LLC Series 2024-3A Class D†	6.93%		8/20/2041	1,965,811	1,968,809

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Signal Peak CLO 5 Ltd. Series 2018-5A Class A2R2†	5.081% (3 mo. USD Term SOFR + 1.45%	)#	4/25/2037	$24,000,000	$24,034,224
Sound Point CLO XXXI Ltd. Series 2021-3AR Class BR†(b)	–	(c)	10/25/2034	10,000,000	10,005,000
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	2,008,858	2,067,830
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	11,209,727	11,225,911
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	3,536,110	3,533,963
Vibrant CLO XII Ltd. Series 2021-12A Class A2RR†	5.325% (3 mo. USD Term SOFR + 1.65%	)#	4/20/2034	11,050,000	11,060,851
Whitebox CLO III Ltd. Series 2021-3A Class A1R†	4.943% (3 mo. USD Term SOFR + 1.27%	)#	10/15/2035	10,500,000	10,507,823
Wind River CLO Ltd. Series 2021-4A Class AR†	4.902% (3 mo. USD Term SOFR + 1.23%	)#	1/20/2035	21,450,000	21,455,405
Total					438,036,930
Total Asset-Backed Securities (cost $559,946,302)					560,279,937

CONVERTIBLE BONDS 0.18%

Equity Real Estate 0.18%
Redfin Corp. (cost $11,685,289)	0.50%		4/1/2027	12,174,000	11,729,649

CORPORATE BONDS 69.65%

Aerospace/Defense 1.63%
Boeing Co.	5.805%		5/1/2050	10,000,000	9,906,202
Boeing Co.	6.858%		5/1/2054	16,000,000	18,062,544
Boeing Co.	8.625%		11/15/2031	13,170,000	15,367,822
Bombardier, Inc. (Canada)†(d)	6.75%		6/15/2033	9,000,000	9,385,218
Bombardier, Inc. (Canada)†(d)	7.25%		7/1/2031	9,000,000	9,467,893
Czechoslovak Group AS (Czech Republic)†(d)	6.50%		1/10/2031	25,000,000	25,638,944
Hexcel Corp.	5.875%		2/26/2035	9,591,000	9,924,910
TransDigm, Inc.†	6.125%		7/31/2034	7,143,000	7,122,392
Total					104,875,925

Agriculture 1.71%
BAT Capital Corp.	7.75%		10/19/2032	40,031,000	45,889,950
Imperial Brands Finance PLC (United Kingdom)†(d)	5.625%		7/1/2035	15,000,000	15,202,452
Imperial Brands Finance PLC (United Kingdom)†(d)	5.875%		7/1/2034	29,203,000	30,133,840
JT International Financial Services BV (Netherlands)†(d)	6.875%		10/24/2032	17,050,000	18,815,831
Total					110,042,073

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Airlines 0.08%
American Airlines Pass-Through Trust	5.75%		11/10/2036		$5,077,000	$5,064,016

Auto Manufacturers 0.82%
Ford Motor Credit Co. LLC	2.90%		2/10/2029		13,202,000	12,465,934
Ford Motor Credit Co. LLC	6.054%		11/5/2031		8,500,000	8,664,309
Ford Motor Credit Co. LLC	7.35%		11/4/2027		17,000,000	17,543,551
Nissan Motor Acceptance Co. LLC†	1.85%		9/16/2026		10,000,000	9,908,811
Stellantis Financial Services U.S. Corp.†	5.40%		6/15/2029		4,066,000	4,076,991
Total						52,659,596

Auto Parts & Equipment 0.04%
American Axle & Manufacturing, Inc.	6.875%		7/1/2028		2,500,000	2,511,313

Banks 10.57%
ABN AMRO Bank NV (Netherlands)†(d)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037		8,600,000	7,771,669
AIB Group PLC (Ireland)†(d)	5.871% (SOFR + 1.91%	)#	3/28/2035		5,276,000	5,478,175
Banco de Credito del Peru SA (Peru)†(d)	5.65% (5 yr. CMT + 1.96%	)#	1/15/2037		12,000,000	11,937,000
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032		16,101,000	14,619,923
Bank of Ireland Group PLC (Ireland)†(d)	4.997% (SOFR + 1.16%	)#	11/12/2032		5,021,000	5,017,588
Bank of Nova Scotia (Canada)(d)	8.00% (5 yr. CMT + 4.02%	)#	1/27/2084		10,000,000	10,582,120
BankUnited, Inc.	5.125%		6/11/2030		5,093,000	5,067,516
Barclays PLC (United Kingdom)(d)	9.625% (5 yr. USD SOFR ICE Swap + 5.78%	)#	–	(e)	10,000,000	11,080,620
Capital One NA	5.974% (5 yr. USD SOFR ICE Swap + 1.73%	)#	8/9/2028		4,419,000	4,510,172
Citigroup, Inc.	2.561% (SOFR + 1.17%	)#	5/1/2032		18,755,000	16,879,216
Citigroup, Inc.	5.174% (SOFR + 1.49%	)#	9/11/2036		7,784,000	7,748,683
Citigroup, Inc.	5.827% (SOFR + 2.06%	)#	2/13/2035		10,673,000	10,901,579
Citigroup, Inc.	6.174% (SOFR + 2.66%	)#	5/25/2034		13,454,000	14,085,722
Citigroup, Inc.	6.625% (5 yr. CMT + 3.00%	)#	–	(e)	9,103,000	9,248,275
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%	)#	7/23/2032		8,267,000	8,494,876

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%	)#	4/25/2035		$22,278,000	$24,047,398
First Citizens BancShares, Inc.	5.60% (5 yr. CMT + 1.85%	)#	9/5/2035		10,200,000	9,995,960
First Citizens BancShares, Inc.	6.254% (5 yr. CMT + 1.97%	)#	3/12/2040		30,000,000	29,565,084
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032		18,105,000	16,013,258
Goldman Sachs Group, Inc.	5.016% (SOFR + 1.42%	)#	10/23/2035		25,000,000	24,638,714
Goldman Sachs Group, Inc.	5.065% (SOFR + 1.19%	)#	1/21/2037		19,544,000	19,126,380
Goldman Sachs Group, Inc.	5.094% (SOFR + 1.34%	)#	4/20/2034		14,127,000	14,101,495
Huntington Bancshares, Inc.	6.141% (5 yr. CMT + 1.70%	)#	11/18/2039		1,909,000	1,951,588
Intesa Sanpaolo SpA (Italy)†(d)	4.198% (1 yr. CMT + 2.60%	)#	6/1/2032		24,031,000	22,699,106
Intesa Sanpaolo SpA (Italy)†(d)(f)	8.248% (1 yr. CMT + 4.40%	)#	11/21/2033		7,000,000	8,118,979
JPMorgan Chase & Co.	4.898% (SOFR + 1.07%	)#	1/22/2037		25,000,000	24,371,122
JPMorgan Chase & Co.	5.148% (SOFR + 1.26%	)#	4/23/2037		15,000,000	14,914,026
JPMorgan Chase & Co.	5.193% (SOFR + 1.30%	)#	2/5/2037		15,805,000	15,552,266
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%	)#	7/23/2036		6,850,000	6,963,949
KeyCorp	5.00% (3 mo. USD Term SOFR + 3.87%	)#	–	(e)	7,306,000	7,305,493
Morgan Stanley	5.073% (SOFR + 1.18%	)#	1/30/2037		34,919,000	34,206,712
Morgan Stanley	5.296% (SOFR + 1.41%	)#	4/10/2037		15,000,000	14,965,125
Morgan Stanley	5.32% (SOFR + 1.56%	)#	7/19/2035		20,492,000	20,704,029
Morgan Stanley	6.342% (SOFR + 2.56%	)#	10/18/2033		32,500,000	34,804,692
PNC Financial Services Group, Inc.	5.373% (SOFR + 1.42%	)#	7/21/2036		8,613,000	8,700,415
PNC Financial Services Group, Inc.	5.401% (SOFR + 1.60%	)#	7/23/2035		6,740,000	6,841,887

134	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
PNC Financial Services Group, Inc.	6.875% (SOFR + 2.28%	)#	10/20/2034		$10,000,000	$11,054,752
Texas Capital Bancshares, Inc.	5.301% (SOFR + 1.94%	)#	2/27/2032		13,000,000	12,865,613
Toronto-Dominion Bank (Canada)(d)	7.25% (5 yr. CMT + 2.98%	)#	7/31/2084		13,554,000	14,128,025
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034		11,165,000	11,031,710
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035		23,841,000	24,633,337
UBS Group AG (Switzerland)†(d)	2.746% (1 yr. CMT + 1.10%	)#	2/11/2033		7,700,000	6,824,587
UBS Group AG (Switzerland)†(d)	5.58% (SOFR + 1.76%	)#	5/9/2036		14,443,000	14,729,398
UBS Group AG (Switzerland)†(d)	7.75% (5 yr. USD SOFR ICE Swap + 4.16%	)#	–	(e)	7,500,000	7,940,550
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033		15,478,000	14,255,616
Wells Fargo & Co.	5.211% (SOFR + 1.38%	)#	12/3/2035		30,000,000	30,042,357
Wells Fargo & Co.	6.491% (SOFR + 2.06%	)#	10/23/2034		10,000,000	10,830,937
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		21,500,000	20,880,800
Total						682,228,494

Beverages 0.37%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033		15,104,000	15,077,963
Bacardi-Martini BV (Netherlands)†(d)	6.00%		2/1/2035		8,743,000	8,952,984
Total						24,030,947

Biotechnology 0.34%
Biocon Biologics Global PLC (United Kingdom)†(d)	6.67%		10/9/2029		16,000,000	16,167,764
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050		10,000,000	6,085,296
Total						22,253,060

Chemicals 0.85%
Celanese U.S. Holdings LLC	7.35%		11/15/2028		11,000,000	11,479,182
OCP SA (Malaysia)†(d)	7.50%		5/2/2054		15,000,000	16,065,278
SNF Group SACA (France)†(d)	5.626%		3/31/2031		27,000,000	27,340,978
Total						54,885,438

See Notes to Financial Statements.	135

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Coal 0.25%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%		6/15/2029	$12,000,000	$12,545,076
Indika Energy Tbk. PT (Indonesia)(d)(f)	8.75%		5/7/2029	3,500,000	3,547,345
Total					16,092,421

Commercial Services 0.08%
Mobility Global, Inc.†	5.45%		6/15/2031	5,345,000	5,407,238

Computers 0.18%
Apple, Inc.	2.80%		2/8/2061	20,000,000	11,566,327

Diversified Financial Services 5.20%
Aircastle Ltd.†	2.85%		1/26/2028	11,469,000	11,129,836
Aircastle Ltd./Aircastle Ireland DAC†	5.75%		10/1/2031	20,000,000	20,511,345
Atlas Warehouse Lending Co. LP†	4.95%		11/15/2030	6,954,000	6,841,538
Atlas Warehouse Lending Co. LP†	6.25%		1/15/2030	11,151,000	11,478,753
Aviation Capital Group LLC†	4.875%		1/28/2033	10,000,000	9,716,899
Avilease Capital Ltd. (Cayman Islands)†(d)	4.75%		11/12/2030	20,000,000	19,539,168
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.85%		4/1/2033	6,737,000	6,525,159
Azorra Finance Ltd. (Cayman Islands)†(d)	7.75%		4/15/2030	6,000,000	6,252,132
Citadel Securities Global Holdings LLC†	6.20%		6/18/2035	37,691,000	38,756,093
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029	12,315,000	12,833,646
GGAM Finance Ltd. (Ireland)†(d)	8.00%		2/15/2027	4,683,000	4,727,910
GGAM Finance Ltd. (Ireland)†(d)	8.00%		6/15/2028	8,000,000	8,320,080
ILFC E-Capital Trust I†	6.38%	#(g)	12/21/2065	28,163,000	24,205,026
ILFC E-Capital Trust II†	6.63%	#(g)	12/21/2065	4,500,000	3,952,848
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031	24,000,000	24,893,688
Jefferson Capital Holdings LLC†	9.50%		2/15/2029	10,000,000	10,513,410
LPL Holdings, Inc.†	4.375%		5/15/2031	20,862,000	19,997,312
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	5.15%		3/17/2030	6,500,000	6,474,737
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	6.50%		3/26/2031	9,087,000	9,510,936
Muthoot Finance Ltd. (India)(d)	6.375%		4/23/2029	6,000,000	6,051,361
Navient Corp.	11.50%		3/15/2031	9,500,000	10,115,458
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	7,104,000	7,097,952
Nuveen LLC†	5.85%		4/15/2034	7,712,000	7,933,887
Osaic Holdings, Inc.†	8.00%		8/1/2033	6,001,000	6,109,465
Rocket Cos., Inc.†	6.125%		8/1/2030	10,000,000	10,158,278
Rocket Cos., Inc.†	7.125%		2/1/2032	19,000,000	19,696,407

136	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Stellantis Financial Services U.S. Corp.†	4.95%		9/15/2028	$9,551,000	$9,515,202
WS Escrow LLC†	7.75%		6/1/2033	2,727,000	2,783,621
Total					335,642,147

Electric 10.09%
AEP Texas, Inc.	5.20%		4/15/2036	28,000,000	27,567,557
AEP Texas, Inc.	5.85%		10/15/2055	15,000,000	14,688,372
AEP Transmission Co. LLC	5.25%		6/1/2036	8,740,000	8,802,511
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	27,000,000	27,957,754
Comision Federal de Electricidad (Mexico)†(d)	6.045%		1/28/2034	6,228,000	6,117,453
Comision Federal de Electricidad (Mexico)(d)	6.45%		1/24/2035	10,161,000	10,178,658
Constellation Energy Generation LLC	6.25%		10/1/2039	15,209,000	16,071,397
Constellation Energy Generation LLC	6.50%		10/1/2053	8,219,000	8,825,003
COX Asset Mexico SA de CV (Mexico)†(d)	7.125%		1/8/2032	21,000,000	21,409,500
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%	)#	2/1/2055	4,145,000	4,301,043
Duquesne Light Holdings, Inc.†	2.775%		1/7/2032	14,581,000	12,880,653
Electricite de France SA (France)(d)	4.50%		12/4/2069	24,400,000	17,331,232
Electricite de France SA (France)(d)	4.50%		12/4/2069	5,600,000	3,977,660
Emera, Inc. (Canada)(d)	6.75% (3 mo. USD LIBOR + 5.44%	)#	6/15/2076	19,420,000	19,432,468
Entergy Texas, Inc.	5.20%		6/15/2036	23,945,000	23,858,368
Evergy Kansas Central, Inc.	5.25%		3/15/2035	11,715,000	11,816,838
Evergy Missouri West, Inc.†	5.25%		12/15/2035	10,148,000	10,063,542
Evergy Missouri West, Inc.†	5.65%		6/1/2034	10,566,000	10,783,014
Indianapolis Power & Light Co.†	5.70%		4/1/2054	6,551,000	6,466,711
IPALCO Enterprises, Inc.	4.25%		5/1/2030	12,282,000	11,921,668
ITC Holdings Corp.†	5.50%		4/15/2036	46,380,000	46,905,523
Kentucky Power Co.†	7.00%		11/15/2033	8,977,000	9,702,805
Kentucky Utilities Co.	5.85%		8/15/2055	8,495,000	8,562,861
Liberty Utilities Co.†	5.65%		5/15/2036	15,000,000	15,053,328
Liberty Utilities Co.†	5.869%		1/31/2034	19,283,000	19,851,061
Monongahela Power Co.†	5.85%		2/15/2034	3,742,000	3,927,034
NRG Energy, Inc.†	5.407%		10/15/2035	6,410,000	6,298,232
Oglethorpe Power Corp.	5.90%		2/1/2055	15,659,000	15,447,841
Oglethorpe Power Corp.	6.20%		12/1/2053	10,569,000	10,863,372
Pacific Gas & Electric Co.	5.20%		5/1/2036	25,000,000	24,393,136
Pacific Gas & Electric Co.	5.80%		5/15/2034	9,670,000	9,901,481
Pacific Gas & Electric Co.	6.15%		1/15/2033	6,680,000	7,018,075

See Notes to Financial Statements.	137

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
Pacific Gas & Electric Co.	6.70%		4/1/2053	$26,207,000	$27,424,657
Palomino Funding Trust I†	7.233%		5/17/2028	9,071,000	9,441,997
PG&E Corp.	5.25%		7/1/2030	24,000,000	23,760,412
PG&E Corp.	6.85% (5 yr. CMT + 3.23%	)#	9/15/2056	6,000,000	5,982,900
PSEG Power LLC†	5.75%		5/15/2035	19,513,000	19,972,356
Puget Energy, Inc.	4.10%		6/15/2030	11,091,000	10,758,937
Puget Energy, Inc.	5.725%		3/15/2035	12,000,000	12,093,828
System Energy Resources, Inc.	5.30%		12/15/2034	14,000,000	14,015,220
Virginia Electric & Power Co.	4.95%		3/15/2036	12,751,000	12,540,100
Vistra Operations Co. LLC†	5.25%		4/30/2033	20,250,000	20,136,328
Vistra Operations Co. LLC†	5.70%		12/30/2034	19,000,000	19,235,315
Vistra Operations Co. LLC†	7.75%		10/15/2031	22,500,000	23,599,080
Total					651,337,281

Electronics 0.76%
Flex Ltd.	5.25%		1/15/2032	10,000,000	10,048,247
nVent Finance SARL (Luxembourg)(d)	2.75%		11/15/2031	3,725,000	3,319,078
nVent Finance SARL (Luxembourg)(d)	5.65%		5/15/2033	14,351,000	14,763,069
Vontier Corp.	2.95%		4/1/2031	22,868,000	20,777,471
Total					48,907,865

Engineering & Construction 0.25%
Sydney Airport Finance Co. Pty. Ltd. (Australia)†(d)	5.248%		3/26/2036	16,500,000	16,369,214

Entertainment 0.32%
Discovery Global Holdings, Inc.(b)	5.05%		3/15/2042	22,000,000	15,928,475
Penn Entertainment, Inc.†	5.625%		1/15/2027	5,000,000	5,000,204
Total					20,928,679

Equity Real Estate 0.13%
Cushman & Wakefield U.S. Borrower LLC†	8.875%		9/1/2031	8,000,000	8,444,096

Food 0.61%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(d)	6.375%		4/15/2066	12,000,000	11,742,840
Pilgrim’s Pride Corp.	3.50%		3/1/2032	12,130,000	11,036,353
Pilgrim’s Pride Corp.	4.25%		4/15/2031	17,296,000	16,610,416
Total					39,389,609

138	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Gas 0.49%
National Fuel Gas Co.	2.95%	3/1/2031	$13,831,000	$12,617,053
National Fuel Gas Co.(b)	5.50%	5/15/2036	5,255,000	5,245,061
National Fuel Gas Co.	5.95%	3/15/2035	13,079,000	13,583,532
Total				31,445,646

Health Care-Products 1.76%
180 Medical, Inc.†	5.30%	10/8/2035	9,979,000	9,729,822
Baxter International, Inc.(f)	2.539%	2/1/2032	13,056,000	11,170,000
Baxter International, Inc.(f)	5.65%	12/15/2035	45,000,000	44,601,011
Medline Borrower LP/Medline Co-Issuer, Inc.†	5.25%	6/15/2033	9,817,000	9,826,307
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	9,996,000	10,271,790
VSP Optical Group, Inc.†	5.40%	6/1/2033	3,216,000	3,219,769
VSP Optical Group, Inc.†	5.45%	12/1/2035	25,000,000	24,786,698
Total				113,605,397

Health Care-Services 2.99%
Adventist Health System	3.63%	3/1/2049	267,000	185,178
Adventist Health System	5.757%	12/1/2034	38,550,000	39,541,671
Centene Corp.	3.00%	10/15/2030	6,696,000	6,038,210
Centene Corp.	3.375%	2/15/2030	21,000,000	19,525,867
CommonSpirit Health	4.35%	11/1/2042	10,000,000	8,640,859
CommonSpirit Health	5.318%	12/1/2034	38,275,000	38,341,431
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	33,000,000	29,570,305
Icon Investments Six DAC (Ireland)(d)	6.00%	5/8/2034	22,000,000	22,487,615
Rede D’or Finance SARL (Luxembourg)†(d)	6.55%	4/28/2036	15,000,000	14,652,450
Tenet Healthcare Corp.	6.125%	10/1/2028	5,861,000	5,878,946
Universal Health Services, Inc.	2.65%	10/15/2030	8,792,000	7,948,536
Total				192,811,068

Home Builders 0.21%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (Canada)†(d)	6.25%	9/15/2027	8,000,000	8,036,192
LGI Homes, Inc.†	8.75%	12/15/2028	5,000,000	5,187,360
Total				13,223,552

Insurance 1.67%
ACE Capital Trust II	9.70%	4/1/2030	14,500,000	16,922,446
Aon Corp.	8.205%	1/1/2027	11,490,000	11,713,283
Arch Capital Group Ltd.	7.35%	5/1/2034	13,793,000	15,726,382
F&G Annuities & Life, Inc.	7.40%	1/13/2028	10,093,000	10,383,987
MetLife, Inc.†	9.25%	4/8/2068	15,000,000	17,587,815

See Notes to Financial Statements.	139

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
MetLife, Inc.	10.75%	8/1/2069	$11,578,000	$15,004,277
MGIC Investment Corp.	5.25%	8/15/2028	13,000,000	13,000,680
Protective Life Corp.	8.45%	10/15/2039	6,001,000	7,205,875
Total				107,544,745

Internet 1.53%
Beignet Investor LLC†	6.581%	5/30/2049	35,000,000	36,099,910
Prosus NV (Netherlands)(d)	4.027%	8/3/2050	25,000,000	17,595,815
Rakuten Group, Inc. (Japan)†(d)	11.25%	2/15/2027	15,000,000	15,590,164
Uber Technologies, Inc.†	4.50%	8/15/2029	29,695,000	29,480,085
Total				98,765,974

Investment Companies 0.32%
HA Sustainable Infrastructure Capital, Inc.	6.375%	7/1/2034	20,000,000	20,521,705

Leisure Time 1.21%
Carnival Corp. Ltd.†	4.00%	8/1/2028	8,000,000	7,861,970
Carnival Corp. Ltd.†	5.75%	3/15/2030	5,000,000	5,054,030
Carnival Corp. Ltd.†	6.125%	2/15/2033	20,000,000	20,273,258
Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	25,000,000	24,877,672
Royal Caribbean Cruises Ltd.†	6.00%	2/1/2033	20,000,000	20,280,165
Total				78,347,095

Lodging 0.70%
Full House Resorts, Inc.†	8.25%	2/15/2028	5,286,000	5,180,280
Genting New York LLC/GENNY Capital, Inc.†	7.25%	10/1/2029	14,700,000	15,060,678
Las Vegas Sands Corp.	6.00%	8/15/2029	9,463,000	9,737,704
Studio City Co. Ltd. (Macau)(d)	7.00%	2/15/2027	15,450,000	15,471,396
Total				45,450,058

Machinery: Construction & Mining 0.15%
Vertiv Holdings Co.	4.85%	3/15/2036	8,651,000	8,429,084
Vertiv Holdings Co.	5.80%	3/15/2056	1,290,000	1,272,402
Total				9,701,486

Machinery-Diversified 0.37%
Flowserve Corp.	2.80%	1/15/2032	4,429,000	3,940,392
Flowserve Corp.	5.70%	5/15/2036	5,694,000	5,735,017
Regal Rexnord Corp.	6.30%	2/15/2030	6,448,000	6,731,717
Regal Rexnord Corp.	6.40%	4/15/2033	7,192,000	7,624,050
Total				24,031,176

140	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media 0.85%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90%	6/1/2052	$15,000,000	$9,537,539
Charter Communications Operating LLC/Charter Communications Operating Capital	3.95%	6/30/2062	15,000,000	8,825,006
Cox Communications, Inc.†	1.80%	10/1/2030	17,823,000	15,512,091
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	1,459,000	1,463,695
Discovery Communications LLC	3.95%	3/20/2028	10,671,000	10,626,289
Time Warner Cable LLC	4.50%	9/15/2042	12,000,000	9,082,150
Total				55,046,770

Mining 1.78%
Anglo American Capital PLC (United Kingdom)†(d)	5.75%	4/5/2034	19,771,000	20,504,296
First Quantum Minerals Ltd. (Canada)†(d)	7.25%	2/15/2034	13,000,000	13,359,788
Freeport-McMoRan, Inc.	5.45%	3/15/2043	17,000,000	16,531,541
Glencore Funding LLC†	2.625%	9/23/2031	10,000,000	8,970,974
Glencore Funding LLC†	5.20%	7/1/2033	20,000,000	20,084,047
Minera Mexico SA de CV (Mexico)†(d)	5.625%	2/12/2032	15,000,000	15,111,000
WE Soda Investments Holding PLC (United Kingdom)†(d)(f)	9.50%	10/6/2028	5,000,000	5,022,784
WE Soda Investments Holding PLC (United Kingdom)(d)	9.50%	10/6/2028	9,000,000	9,041,012
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(d)	5.854%	5/13/2032	5,841,000	6,030,766
Total				114,656,208

Oil & Gas 5.90%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	12,000,000	12,522,012
APA Corp.	6.10%	2/15/2035	17,000,000	17,673,389
BKV Upstream Midstream LLC†	7.50%	10/15/2030	12,000,000	12,174,876
California Resources Corp.†	8.25%	6/15/2029	5,000,000	5,236,975
Chord Energy Corp.†	6.00%	10/1/2030	15,000,000	15,192,553
CITGO Petroleum Corp.†	8.375%	1/15/2029	20,000,000	20,615,016
Continental Resources, Inc.	4.90%	6/1/2044	17,000,000	13,994,512
Continental Resources, Inc.†	5.75%	1/15/2031	16,668,000	17,018,905
Crescent Energy Finance LLC†	7.875%	4/15/2032	11,000,000	11,280,643
Ecopetrol SA (Colombia)(d)	8.875%	1/13/2033	9,000,000	9,515,979
Global Marine, Inc.	7.00%	6/1/2028	2,000,000	2,016,803
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.375%	11/1/2033	7,500,000	7,982,753
Kraken Oil & Gas Partners LLC†	7.125%	5/15/2031	4,028,000	4,007,034

See Notes to Financial Statements.	141

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	$8,000,000	$8,124,664
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.875%	12/1/2032	20,000,000	20,688,460
Matador Resources Co.†	6.00%	4/15/2034	2,520,000	2,491,437
Matador Resources Co.†	6.50%	4/15/2032	15,000,000	15,207,030
OGX Austria GmbH (Brazil)†(d)(h)	8.50%	6/1/2018	1,800,000	36	(a)
Ovintiv, Inc.	7.375%	11/1/2031	7,360,000	8,176,828
Permian Resources Operating LLC†	6.25%	2/1/2033	10,000,000	10,278,750
Permian Resources Operating LLC†	7.00%	1/15/2032	14,000,000	14,603,792
Petrobras Global Finance BV (Netherlands)(d)	5.125%	9/10/2030	18,401,000	18,203,189
PRIO Luxembourg Holding SARL (Luxembourg)(d)(f)	6.75%	10/15/2030	6,500,000	6,498,375
Seadrill Finance Ltd.†	8.375%	8/1/2030	10,000,000	10,457,150
SM Energy Co.†	6.625%	4/15/2034	8,333,000	8,382,715
SM Energy Co.†	6.75%	8/1/2029	8,000,000	8,206,880
SM Energy Co.†(f)	7.00%	8/1/2032	15,000,000	15,375,915
SM Energy Co.†	8.75%	7/1/2031	8,000,000	8,378,008
Tengizchevroil Finance Co. International Ltd.†	3.25%	8/15/2030	12,000,000	11,210,540
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	12,000,000	11,826,488
Transocean International Ltd.	7.50%	4/15/2031	5,000,000	5,133,770
Vermilion Energy, Inc. (Canada)†(d)	6.875%	5/1/2030	9,000,000	9,081,648
Vermilion Energy, Inc. (Canada)†(d)(f)	7.25%	2/15/2033	6,000,000	6,040,326
Viper Energy Partners LLC	5.70%	8/1/2035	24,056,000	24,610,130
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	8,000,000	8,219,760
Total				380,427,341

Oil & Gas Services 0.15%
SESI LLC†	7.875%	9/30/2030	6,500,000	6,713,791
Weatherford International Ltd.†	8.625%	4/30/2030	3,000,000	3,054,987
Total				9,768,778

Pharmaceuticals 0.86%
Bayer U.S. Finance LLC†	6.50%	11/21/2033	17,172,000	18,332,777
CVS Health Corp.	5.30%	12/5/2043	12,000,000	11,137,056
CVS Health Corp.	6.20%	9/15/2055	10,000,000	10,159,012
CVS Pass-Through Trust	6.943%	1/10/2030	964,545	993,973
CVS Pass-Through Trust†	7.507%	1/10/2032	4,880,403	5,143,294
HLF Financing SARL LLC/Herbalife International, Inc.†	7.75%	5/1/2033	9,600,000	9,703,671
Total				55,469,783

142	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Pipelines 4.71%
Colonial Enterprises, Inc.†	5.627%		11/15/2035		$10,000,000	$10,028,341
Colonial Pipeline Co.†	7.63%		4/15/2032		10,553,000	11,618,071
Columbia Pipelines Holding Co. LLC†	4.999%		11/17/2032		13,924,000	13,842,821
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028		2,171,000	2,179,784
DT Midstream, Inc.†	4.30%		4/15/2032		12,500,000	11,976,934
DT Midstream, Inc.†	4.375%		6/15/2031		25,432,000	24,629,935
Eastern Energy Gas Holdings LLC	5.65%		10/15/2054		13,000,000	12,435,936
Eastern Energy Gas Holdings LLC	5.80%		1/15/2035		10,000,000	10,431,864
Eastern Gas Transmission & Storage, Inc.	4.60%		12/15/2044		5,564,000	4,799,705
Enbridge, Inc. (Canada)(d)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084		22,191,000	25,395,647
Energy Transfer LP	6.50% (5 yr. CMT + 5.69%	)#	–	(e)	21,000,000	21,084,651
Energy Transfer LP(f)	6.942% (3 mo. USD Term SOFR + 3.28%	)#	11/1/2066		7,199,000	7,205,750
Enterprise Products Operating LLC	5.25% (3 mo. USD Term SOFR + 3.29%	)#	8/16/2077		7,800,000	7,794,301
Esentia Energy Development SAB de CV (Mexico)†(d)	6.125%		7/30/2033		8,544,000	8,552,544
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035		15,147,000	15,656,953
Gulfstream Natural Gas System LLC†	5.60%		7/23/2035		20,000,000	20,422,189
NGPL PipeCo LLC†	4.875%		8/15/2027		10,308,000	10,348,674
NGPL PipeCo LLC†	7.768%		12/15/2037		18,975,000	22,142,334
Plains All American Pipeline LP	8.023% (3 mo. USD Term SOFR + 4.37%	)#	–	(e)	25,000,000	25,086,875
QazaqGaz NC JSC (Kazakhstan)†(d)(f)	5.625%		5/8/2036		9,617,000	9,437,278
Transcanada Trust (Canada)(d)	5.60% (5 yr. CMT + 3.99%	)#	3/7/2082		19,302,000	19,122,547
Transcanada Trust (Canada)(d)	5.875% (3 mo. USD LIBOR + 4.64%	)#	8/15/2076		10,000,000	10,026,060
Total						304,219,194

REITS 2.01%
Blackstone Mortgage Trust, Inc.†	6.25%		6/1/2031		14,722,000	14,490,583
Brixmor Operating Partnership LP	5.20%		4/1/2032		19,569,000	19,779,724
CFE Fibra E (Mexico)†(d)	5.875%		9/23/2040		24,644,975	24,036,244
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		9,065,000	9,198,274
Goodman U.S. Finance Eight LLC†	5.875%		4/28/2046		10,000,000	9,856,703
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%		6/15/2029		6,000,000	5,881,404

See Notes to Financial Statements.	143

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%	7/15/2031	$30,502,000	$31,615,628
Phillips Edison Grocery Center Operating Partnership I LP	4.75%	3/15/2033	15,000,000	14,710,388
Total				129,568,948

Retail 0.12%
Brinker International, Inc.†	8.25%	7/15/2030	7,500,000	7,840,545

Semiconductors 2.45%
Broadcom, Inc.	4.80%	2/15/2036	25,000,000	24,351,478
Broadcom, Inc.	5.20%	7/15/2035	25,000,000	25,158,539
Entegris, Inc.†	4.75%	4/15/2029	12,000,000	11,930,821
Foundry JV Holdco LLC†	5.50%	1/25/2031	8,999,000	9,225,751
Foundry JV Holdco LLC†	5.90%	1/25/2033	13,301,000	13,842,380
Foundry JV Holdco LLC†	6.10%	1/25/2036	28,000,000	29,455,365
Intel Corp.	5.00%	8/15/2033	9,800,000	9,771,650
Intel Corp.	5.30%	5/15/2036	7,575,000	7,568,308
Intel Corp.	5.625%	2/10/2043	12,000,000	11,682,473
NVIDIA Corp.	3.50%	4/1/2040	18,000,000	15,068,811
Total				158,055,576

Software 2.05%
Oracle Corp.	2.95%	4/1/2030	17,000,000	15,696,847
Oracle Corp.	3.65%	3/25/2041	10,000,000	7,327,606
Oracle Corp.	3.85%	7/15/2036	19,393,000	16,288,781
Oracle Corp.	3.85%	4/1/2060	12,000,000	7,252,824
Oracle Corp.	4.70%	9/27/2034	20,000,000	18,583,709
Oracle Corp.	5.35%	5/4/2033	12,000,000	11,815,343
Oracle Corp.	5.375%	7/15/2040	15,535,000	13,987,369
Oracle Corp.	5.875%	9/26/2045	20,000,000	17,898,482
Oracle Corp.	6.125%	7/8/2039	14,843,000	14,619,959
ROBLOX Corp.†	3.875%	5/1/2030	9,467,000	8,944,088
Total				132,415,008

Telecommunications 1.45%
AT&T, Inc.	3.50%	9/15/2053	25,000,000	16,544,600
Fibercop SpA (Italy)†(d)	7.721%	6/4/2038	12,500,000	12,668,575
Flash Compute LLC†	7.25%	12/31/2030	10,000,000	10,321,829
Frontier North, Inc.	6.73%	2/15/2028	12,078,000	12,598,864

144	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Telecommunications (continued)
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC†	5.70%		4/15/2036	$26,000,000	$25,317,703
SV RNO Property Owner 1 LLC†	5.875%		3/1/2031	16,000,000	15,808,741
Total					93,260,312

Toys/Games/Hobbies 0.43%
Mattel, Inc.†	3.75%		4/1/2029	8,000,000	7,767,066
Mattel, Inc.(f)	5.00%		11/17/2030	20,000,000	19,952,372
Total					27,719,438

Transportation 0.58%
GXO Logistics, Inc.	6.50%		5/6/2034	13,822,000	14,485,846
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan)†(d)	4.875%		4/29/2031	8,167,000	8,048,859
Pacific National Finance Pty. Ltd. (Australia)(d)	4.75%		3/22/2028	15,000,000	14,857,551
Total					37,392,256

Trucking & Leasing 0.19%
FTAI Aviation Investors LLC†	7.00%		5/1/2031	12,000,000	12,450,144

Water 0.44%
Aegea Finance SARL (Luxembourg)(d)(f)	9.00%		1/20/2031	12,000,000	11,458,765
Nova Securitisation SARL (Luxembourg)†(d)	5.75%		2/3/2031	17,384,000	16,772,713
Total					28,231,478
Total Corporate Bonds (cost $4,487,070,362)					4,494,605,420

FLOATING RATE LOANS(i) 14.93%

Advertising 0.22%
Clear Channel Outdoor Holdings, Inc. 2024 Term Loan	7.735% (1 mo. USD Term SOFR + 4.00%	)	8/23/2028	14,131,666	14,191,725

Aerospace & Defense 0.49%
TransDigm, Inc. 2025 Term Loan M	6.12% (1 mo. USD Term SOFR + 2.50%	)	8/19/2032	27,285,720	27,383,540
TransDigm, Inc. 2026 Term Loan N	6.12% (1 mo. USD Term SOFR + 2.50%	)	2/13/2033	4,255,000	4,269,977
Total					31,653,517

Aerospace/Defense 0.16%
TransDigm, Inc. 2024 Term Loan L	6.12% (1 mo. USD Term SOFR + 2.50%	)	1/19/2032	9,974,683	10,010,742

See Notes to Financial Statements.	145

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Beverages 0.29%
Pegasus BidCo BV 2025 USD Repriced Term Loan B (Netherlands)(d)	6.401% (3 mo. USD Term SOFR + 2.75%	)	7/12/2029	$13,572,000	$13,638,503
Primo Brands Corp. 2026 Term Loan B	6.432% (3 mo. USD Term SOFR + 2.75%	)	3/31/2031	5,263,000	5,303,078
Total					18,941,581

Biotechnology 0.46%
Grifols Worldwide Operations USA, Inc. 2026 USD Term Loan B	6.187% (6 mo. USD Term SOFR + 2.50%	)	4/14/2033	19,792,916	19,914,346
RPI Intermediate Finance Partnership LP 2025 Term Loan	–	(c)	2/4/2030	10,000,000	9,662,500	(j)
Total					29,576,846

Chemicals 0.13%
Solstice Advanced Materials, Inc. Term Loan B	5.413% (3 mo. USD Term SOFR + 1.75%	)	10/29/2032	8,001,000	8,062,248

Commercial Services 0.45%
Garda World Security Corp. 2026 Term Loan B (Canada)(d)	6.419% (3 mo. USD Term SOFR + 2.75%	)	2/1/2029	15,899,447	15,931,246
Mavis Tire Express Services Corp. 2025 Repriced Term Loan	6.669% (6 mo. USD Term SOFR + 3.00%	)	5/4/2028	12,905,939	12,920,200
Total					28,851,446

Cosmetics/Personal Care 0.44%
Olaplex, Inc. 2022 Term Loan	7.266% (3 mo. USD Term SOFR + 3.50%	)	2/23/2029	12,944,372	12,974,727
Prestige Brands, Inc. 2026 Term Loan B	–	(c)	5/20/2033	15,000,000	15,065,625
Total					28,040,352

Distribution/Wholesale 0.23%
Resideo Funding, Inc. 2025 Incremental Term Loan	5.674% (3 mo. USD Term SOFR + 2.00%	)	8/13/2032	14,925,000	14,962,312

Diversified Financial Services 1.75%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.353% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	28,758,962	28,886,077
Citadel Securities LP 2024 First Lien Term Loan	5.70% (3 mo. USD Term SOFR + 2.00%	)	10/31/2031	10,194,712	10,216,631

146	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Corpay Technologies Operating Co. LLC 2025 Term Loan B	5.37% (1 mo. USD Term SOFR + 1.75%	)	11/5/2032	$16,625,333	$16,658,001
Hudson River Trading LLC 2026 Repriced Term Loan B	6.103% (1 mo. USD Term SOFR + 2.50%	)	3/18/2030	24,538,129	24,532,853
Jane Street Group LLC 2024 Term Loan B1	5.666% (3 mo. USD Term SOFR + 2.00%	)	12/15/2031	25,876,606	25,764,172
Osaic Holdings, Inc. 2026 Term Loan B	6.20% (3 mo. USD Term SOFR + 2.50%	)	7/30/2032	4,091,000	4,084,148
Setanta Aircraft Leasing DAC 2024 Term Loan B (Ireland)(d)	5.45% (3 mo. USD Term SOFR + 1.75%	)	11/5/2028	2,695,700	2,714,785
Total					112,856,667

Electric 1.11%
Cogentrix Finance Holdco I LLC Repriced Term Loan B	5.87% (1 mo. USD Term SOFR + 2.25%	)	2/26/2032	6,286,885	6,305,431
CPV Three Rivers LLC Term Loan B	6.423% (3 mo. USD Term SOFR + 2.75%	)	4/15/2033	5,000,000	5,018,750
NRG Energy, Inc. 2024 Term Loan	5.37% (3 mo. USD Term SOFR + 1.75%	)	4/16/2031	60,132,689	60,307,976
Total					71,632,157

Entertainment 1.79%
Discovery Global Holdings, Inc. 2026 USD Term Loan B	–	(c)	6/4/2033	50,000,000	50,148,500
Flutter Financing BV 2024 Term Loan B (Netherlands)(d)	5.45% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030	45,754,922	45,487,942
Live Nation Entertainment, Inc. 2025 Term Loan B	5.598% (1 mo. USD Term SOFR + 2.00%	)	10/21/2032	9,975,000	10,001,484
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	5.62% (1 mo. USD Term SOFR + 2.00%	)	12/4/2031	9,948,947	9,861,893
Total					115,499,819

Health Care Products 0.18%
Medline Borrower LP 2026 Term Loan B	–	(c)	5/30/2033	9,987,437	9,987,437
Solventum Corp. Term Loan	4.981% (1 mo. USD Term SOFR + 1.25%	)	3/8/2027	1,795,919	1,800,408
Total					11,787,845

See Notes to Financial Statements.	147

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Home Furnishings 0.30%
Somnigroup International, Inc. Term Loan B	5.76% (1 mo. USD Term SOFR + 2.25%	)	10/24/2031	$19,235,000	$19,388,303

Internet 0.23%
Arches Buyer, Inc. 2021 Term Loan B	–	(c)	12/6/2027	15,000,000	14,982,300

Leisure Time 0.20%
Peloton Interactive, Inc. 2024 Term Loan B	9.12% (1 mo. USD Term SOFR + 5.50%	)	5/30/2029	12,908,767	12,986,219

Machinery: Diversified 0.24%
TK Elevator Midco GmbH 2026 USD Term Loan B (Germany)(d)	6.442% (3 mo. USD Term SOFR + 2.75%	)	4/30/2030	15,500,000	15,638,027

Media 1.69%
Charter Communications Operating LLC 2023 Term Loan B4	5.692% (3 mo. USD Term SOFR + 2.00%	)	12/7/2030	24,592,243	24,428,828
Charter Communications Operating LLC 2024 Term Loan B5	5.942% (3 mo. USD Term SOFR + 2.25%	)	12/15/2031	60,443,366	59,971,303
Learfield Communications LLC 2024 Term Loan B	–	(c)	6/30/2028	7,000,000	7,028,000
Telenet Financing USD LLC 2020 USD Term Loan AR	5.742% (1 mo. USD Term SOFR + 2.00%	)	4/28/2028	18,000,000	17,903,250
Total					109,331,381

Oil & Gas 0.46%
Antero Resources Corp. Term Loan	5.12% (1 mo. USD Term SOFR + 1.50%	)	2/3/2029	16,500,000	16,572,187
Hilcorp Energy I LP Term Loan B	5.353% (1 mo. USD Term SOFR + 1.75%	)	2/11/2030	13,341,164	13,374,517
Total					29,946,704

Pharmaceuticals 0.76%
Elanco Animal Health, Inc. 2025 Term Loan B	5.399% (1 mo. USD Term SOFR + 1.75%	)	10/31/2032	17,955,000	17,988,666
Organon & Co. 2024 USD Term Loan	5.87% (1 mo. USD Term SOFR + 2.25%	)	5/19/2031	31,114,551	31,167,290
Total					49,155,956

148	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines 0.97%
Buckeye Partners LP 2025 Term Loan B7	5.37% (1 mo. USD Term SOFR + 1.75%	)	11/22/2032	$14,899,893	$14,993,092
Colossus Acquireco LLC Term Loan B	5.38% (3 mo. USD Term SOFR + 1.75%	)	7/30/2032	24,875,000	24,887,065
Traverse Midstream Partners LLC 2026 Term Loan B	–	(c)	4/21/2033	3,000,000	3,009,840
Venture Global Plaquemines LNG LLC 2024 Contingency Reserve Delayed Draw Term Loan	5.845% (1 mo. USD Term SOFR + 2.23%	)	5/25/2029	1,437,559	1,438,012
Venture Global Plaquemines LNG LLC Base Term Loan	5.845% (1 mo. USD Term SOFR + 2.23%	)	5/25/2029	18,191,585	18,202,954
Total					62,530,963

Real Estate Investment Trusts 0.35%
Iron Mountain, Inc. 2023 Term Loan B	5.62% (1 mo. USD Term SOFR + 2.00%	)	1/31/2031	12,418,720	12,442,006
Starwood Property Trust, Inc. 2026 Term Loan B	5.62% (1 mo. USD Term SOFR + 2.00%	)	9/24/2032	9,950,000	9,960,895
Total					22,402,901

Retail 0.80%
7-Eleven, Inc. Term Loan (2028)	–	(c)	12/11/2028	12,000,000	12,000,000
Lowes Cos., Inc. Delayed Draw Term Loan	4.648% (3 mo. USD Term SOFR + 1.00%	)	9/15/2028	20,000,000	19,912,500
Raising Cane’s Restaurants LLC 2025 Term Loan B	–	(c)	11/3/2032	13,999,249	13,974,471
Raising Cane’s Restaurants LLC 2026 Term Loan B	–	(c)	6/6/2033	5,833,000	5,811,126
Total					51,698,097

Software 0.40%
Clearwater Analytics LLC 2025 Term Loan B	5.584% (1 mo. USD Term SOFR + 2.00%	)	4/21/2032	8,342,932	8,345,560
Coreweave Financing DDTL V LLC Delayed Draw Term Loan(k)	8.113% (1 mo. USD Term SOFR + 4.50%	)	11/17/2031	3,200,000	3,271,296
RealPage, Inc. 1st Lien Term Loan	6.961% (3 mo. USD Term SOFR + 3.00%	)	4/24/2028	10,176,940	9,865,271
Surf Holdings LLC 2025 Incremental Term Loan	7.235% (1 mo. USD Term SOFR + 3.50%	)	3/5/2027	3,141,318	3,045,335
VCI Asset Holdings 3 LLC Fixed Term Loan	6.875%		4/24/2031	1,433,000	1,418,670	(j)
Total					25,946,132

See Notes to Financial Statements.	149

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation 0.31%
Genesee & Wyoming, Inc. 2024 Term Loan	5.45% (3 mo. USD Term SOFR + 1.75%	)	4/10/2031	$20,254,842	$20,252,107
Utilities 0.52%
Long Ridge Energy LLC Term Loan B	8.20% (3 mo. USD Term SOFR + 4.50%	)	2/19/2032	10,000,000	10,053,150
Potomac Energy Center LLC 2026 Term Loan B	6.413% (3 mo. USD Term SOFR + 2.75%	)	8/5/2032	8,216,320	8,272,808
Talen Energy Supply LLC 2023 Term Loan B	6.125% (1 mo. USD Term SOFR + 2.50%	)	11/25/2032	15,000,000	14,930,400
Total					33,256,358
Total Floating Rate Loans (cost $963,298,755)					963,582,705

FOREIGN GOVERNMENT OBLIGATIONS(d) 1.43%

Bermuda 0.09%
Bermuda Government International Bonds	2.375%		8/20/2030	6,347,000	5,773,739

Dominican Republic 0.10%
Dominican Republic International Bonds	8.625%		4/20/2027	6,183,333	6,388,156

Mexico 0.62%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	30,000,000	30,209,400
Mexico Government International Bonds	5.625%		2/9/2034	10,000,000	9,820,900
Total					40,030,300

Romania 0.39%
Romania Government International Bonds†	5.75%		9/16/2030	25,000,000	25,332,670

Turkey 0.23%
Turkiye Ihracat Kredi Bankasi AS†	6.125%		5/2/2029	15,000,000	14,856,420
Total Foreign Government Obligations (cost $92,173,677)					92,381,285

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Association Series 2013-48 IO(l) (Cost $65,842)	0.379%	#(m)	7/16/2054	3,680,662	40,928

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.92%
Federal National Mortgage Association	4.87% (30 day USD SOFR Average + 2.34%	)#	7/1/2053	10,850,356	10,912,817
Federal National Mortgage Association	5.75% (30 day USD SOFR Average + 2.34%	)#	7/1/2054	6,482,197	6,599,283
Government National Mortgage Association(n)	5.50%		TBA	63,180,000	63,531,873
Government National Mortgage Association	7.00%		1/20/2055	12,375,528	12,821,550

150	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(n)	5.00%		TBA	$94,911,000	$95,328,632
Uniform Mortgage-Backed Security(n)	5.50%		TBA	63,310,000	63,517,056
Total Government Sponsored Enterprises Pass-Throughs (cost $252,072,624)					252,711,211

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.54%
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	9,570,000	9,794,887
BX Trust Series 2025-VOLT Class B†	5.727% (1 mo. USD Term SOFR + 2.10%	)#	12/15/2044	10,000,000	10,026,846
ESTN Trust Series 2026-TOWN Class A†	5.538%	#(m)	5/12/2046	9,240,000	9,319,677
GS Mortgage Securities Trust Series 2015-GS1 Class XB(l)	0.105%	#(m)	11/10/2048	26,901,518	1,706
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†(l)	0.541%	#(m)	8/5/2034	16,028,000	1,435
JP Morgan Mortgage Trust Series 2021-6 Class A3†	2.50%	#(m)	10/25/2051	13,816,923	11,472,892
Morgan Stanley Residential Mortgage Loan Trust Series 2021-3 Class A4†	2.50%	#(m)	6/25/2051	8,809,598	7,915,902
NYC Commercial Mortgage Trust Series 2026-1PARK Class A†	4.875% (1 mo. USD Term SOFR + 1.25%	)#	2/15/2043	14,120,000	14,125,438
PSMC Trust Series 2021-2 Class A3†	2.50%	#(m)	5/25/2051	28,934,182	26,212,254
RCKT Mortgage Trust Series 2022-1 Class A5†	2.50%	#(m)	1/25/2052	9,612,434	8,541,960
RIDE Series 2025-SHRE Class A†	5.438%	#(m)	2/14/2047	1,960,000	1,984,255
Total Non-Agency Commercial Mortgage-Backed Securities (cost $100,079,599)					99,397,252

U.S. TREASURY OBLIGATIONS 4.43%
U.S. Treasury Bonds	4.625%		2/15/2046	193,953,000	185,270,574
U.S. Treasury Bonds	4.75%		11/15/2053	104,999,000	100,922,086
Total U.S. Treasury Obligations (cost $289,918,922)					286,192,660
Total Long-Term Investments (cost $6,756,311,372)					6,760,921,047

SHORT-TERM INVESTMENTS 1.42%

REPURCHASE AGREEMENTS 1.02%
Repurchase Agreement dated 5/29/2026, 3.500% due 6/1/2026 with Barclays Capital, Inc. collateralized by $6,884,700 of U.S. Treasury Note at 2.875% due 4/30/2029; value: $6,682,653; proceeds: $6,550,910 (cost $6,549,000)				6,549,000	6,549,000

See Notes to Financial Statements.	151

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS (continued)
Repurchase Agreement dated 5/29/2026, 3.250% due 6/1/2026 with Fixed Income Clearing Corp. collateralized by $26,768,700 of U.S. Treasury Bill at 0.000% due 11/27/2026; value: $26,276,503; proceeds: $25,768,121 (cost $25,761,144)	$25,761,144	$25,761,144
Repurchase Agreement dated 5/29/2026, 3.580% due 6/1/2026 with JPMorgan Securities LLC collateralized by $34,069,700 of U.S. Treasury Bond at 4.375% due 5/15/2034; value: $34,200,000; proceeds: $33,525,999 (cost $33,516,000)	33,516,000	33,516,000
Total Repurchase Agreements (cost $65,826,144)		65,826,144

Time Deposits 0.04%
CitiBank N.A.(o) (cost $2,559,349)	2,559,349	2,559,349

	Shares
Money Market Funds 0.36%
Fidelity Government Portfolio(o) (cost $23,034,140)	23,034,140	23,034,140
Total Short-Term Investments (cost $91,419,633)		91,419,633
Total Investments in Securities 106.18% (cost $6,847,731,005)		6,852,340,680
Less Unfunded Loan Commitments (0.03%) (cost $2,042,972)		(2,109,458)
Net Investments in Securities 106.15% (cost $6,845,688,033)		6,850,231,222
Other Assets and Liabilities – Net (6.15)%		(396,768,386)
Net Assets 100.00%		$6,453,462,836

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2026, the total value of Rule 144A securities was $2,822,246,207, which represents 43.73% of net assets (see Note 2(n)).
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2026.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis (See Note 2(m)).
(c)	Interest rate to be determined.

152	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(g)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(h)	Defaulted.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2026.
(j)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Security partially/fully unfunded (See Note 2(d)).
(l)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(o)	Security was purchased with the cash collateral from loaned securities.

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at May 31, 2026(1):

Referenced Indexes/Issuers	Fund Receives (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/(Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)(2)	Value
CDX.NA.HY.S41	5.00%	12/20/2028	$77,420,000	$4,757,930	$674,289	$5,432,219
CDX.NA.HY.S42	5.00%	6/20/2029	59,400,000	3,581,834	996,000	4,577,834
CDX.NA.HY.S43	5.00%	12/20/2029	132,300,000	8,695,765	2,281,304	10,977,069
CDX.NA.IG.S44	1.00%	6/20/2030	100,000,000	1,837,962	315,453	2,153,415
CDX.NA.IG.S45	1.00%	12/20/2030	120,000,000	2,296,578	367,650	2,664,228
Oracle Corp.	1.00%	12/20/2027	10,000,000	49,478	(13,494)	35,984
Total				$21,219,547	$4,621,202	$25,840,749

Referenced Indexes/Issuers	Fund Receives (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/(Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)(2)	Value
Oracle Corp.	1.00%	12/20/2030	$3,099,000	$(48,731)	$(10,748)	$(59,479)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $4,634,696. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $24,242.

See Notes to Financial Statements.	153

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2026

Total Return Swap Contracts at May 31, 2026:

Swap Counter- party	Refer- enced Index*	Refer- enced Spread	Units	Position	Termi- nation Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation	Value
Citibank	IBOXX	12-Month USD SOFR Index	175,442	Long	11/20/2026	$100,000,000	$–	$3,287,774	$3,287,774

Swap Counter- party	Refer- enced Index*	Refer- enced Spread	Units	Position	Termi- nation Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Depreciation	Value
Citibank	IBOXX	12-Month USD SOFR Index	169,299	Long	7/22/2026	$100,000,000	$–	$(328,441)	$(328,441)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	164,539	Long	9/10/2026	100,000,000	–	(3,131,172)	(3,131,172)
Total						$200,000,000	$–	$(3,459,613)	$(3,459,613)

SOFR	Secured Overnight Financing Rate.
*	iBoxx Leveraged Loan Index.

Futures Contracts at May 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2026	6,055	Long	$1,249,383,753	$1,250,735,938	$1,352,185
U.S. 5-Year Treasury Note	September 2026	4,056	Long	432,664,724	434,847,565	2,182,841
U.S. Ultra Treasury Bond	September 2026	2,073	Long	233,260,345	237,164,156	3,903,811
Total Unrealized Appreciation on Futures Contracts						$7,438,837

154	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INCOME FUND May 31, 2026

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$17,037,691	$12,531,250	$29,568,941
Remaining Industries	–	530,710,996	–	530,710,996
Convertible Bonds	–	11,729,649	–	11,729,649
Corporate Bonds
Oil & Gas	–	380,427,305	36	380,427,341
Remaining Industries	–	4,114,178,079	–	4,114,178,079
Floating Rate Loans
Biotechnology	–	19,914,346	9,662,500	29,576,846
Software	–	24,527,462	1,418,670	25,946,132
Remaining Industries	–	908,059,727	–	908,059,727
Less Unfunded Loan Commitments	–	(2,109,458)	–	(2,109,458)
Foreign Government Obligations	–	92,381,285	–	92,381,285
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	40,928	–	40,928
Government Sponsored Enterprises Pass-Throughs	–	252,711,211	–	252,711,211
Non-Agency Commercial Mortgage-Backed Securities	–	99,397,252	–	99,397,252
U.S. Treasury Obligations	–	286,192,660	–	286,192,660
Short-Term Investments
Repurchase Agreements	–	65,826,144	–	65,826,144
Time Deposits	–	2,559,349	–	2,559,349
Money Market Funds	23,034,140	–	–	23,034,140
Total	$23,034,140	$6,803,584,626	$23,612,456	$6,850,231,222
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$25,840,749	$–	$25,840,749
Liabilities	–	(59,479)	–	(59,479)
Total Return Swap Contracts
Assets	–	3,287,774	–	3,287,774
Liabilities	–	(3,459,613)	–	(3,459,613)
Futures Contracts
Assets	7,438,837	–	–	7,438,837
Liabilities	–	–	–	–
Total	$7,438,837	$25,609,431	$–	$33,048,268

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	155

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.67%

ASSET-BACKED SECURITIES 17.89%

Automobiles 6.15%
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	$600,000	$607,413
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%		1/16/2029	2,300,000	2,312,370
CarMax Select Receivables Trust Series 2026-A Class A3	3.99%		5/17/2032	385,000	382,032
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%		1/10/2028	9,263	9,232
Carvana Auto Receivables Trust Series 2024-P1 Class A4†	5.08%		3/11/2030	1,375,000	1,389,764
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%		7/25/2029	809,541	815,536
Citizens Auto Receivables Trust Series 2023-1 Class A4†	5.78%		10/15/2030	2,485,000	2,505,701
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%		2/15/2028	438,512	440,155
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%		10/15/2030	2,370,000	2,394,724
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%		1/15/2031	1,875,000	1,877,140
Drive Auto Receivables Trust Series 2025-1 Class A2	4.87%		8/15/2028	61,567	61,593
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	849,520	858,114
Exeter Automobile Receivables Trust Series 2024-2A Class C	5.74%		5/15/2029	700,504	704,257
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%		9/15/2028	366,974	367,469
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%		9/16/2030	830,000	846,854
Ford Credit Auto Owner Trust Series 2026-1 Class A†	4.32%	(a)	8/15/2038	1,120,000	1,109,757
GLS Auto Receivables Issuer Trust Series 2026-1A Class A3†	3.97%		11/15/2029	2,975,000	2,963,850
GLS Auto Receivables Issuer Trust Series 2026-2A Class A3†	4.33%		11/15/2029	245,000	244,872
Honda Auto Receivables Owner Trust Series 2023-4 Class A3	5.67%		6/21/2028	456,034	459,528
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%		5/20/2032	434,581	439,414

156	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%		10/20/2032	$422,462	$425,614
Kinetic Advantage Master Owner Trust Series 2025-1A Class A†	5.843% (30 day USD SOFR Average + 2.20%	)#	10/15/2029	580,000	582,853
LAD Auto Receivables Trust Series 2023-4A Class A4†	6.24%		6/15/2028	667,346	668,535
M&T Bank Auto Receivables Trust Series 2026-1A Class A3†	4.66%		6/16/2031	760,000	764,037
M&T Bank RV Trust Series 2026-1A Class A†	4.35%		1/15/2046	442,172	437,636
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%		4/20/2037	1,171,274	1,178,217
NextGear Floorplan Master Owner Trust Series 2025-1A Class A†	4.55%		2/15/2030	1,980,000	1,985,952
Nissan Auto Lease Trust Series 2026-A Class A3	3.87%		3/15/2029	525,000	521,389
Octane Receivables Trust Series 2024-2A Class A2†	5.80%		7/20/2032	220,536	221,841
Octane Receivables Trust Series 2024-3A Class A2†	4.94%		5/20/2030	262,908	263,973
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%		5/15/2030	918,371	923,195
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%		11/15/2030	1,175,000	1,189,247
Santander Drive Auto Receivables Trust Series 2023-5 Class B	6.16%		12/17/2029	2,240,603	2,257,324
Santander Drive Auto Receivables Trust Series 2023-5 Class C	6.43%		2/18/2031	1,239,000	1,269,087
Santander Drive Auto Receivables Trust Series 2023-6 Class B	5.98%		4/16/2029	2,272,254	2,290,469
Santander Drive Auto Receivables Trust Series 2023-6 Class C	6.40%		3/17/2031	400,000	410,802
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%		6/17/2030	1,235,000	1,253,000
Santander Drive Auto Receivables Trust Series 2024-3 Class A3	5.63%		1/16/2029	610,818	611,803
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%		9/17/2029	740,000	745,340
Santander Drive Auto Receivables Trust Series 2025-1 Class B	4.88%		3/17/2031	565,000	567,777
Santander Drive Auto Receivables Trust Series 2025-4 Class A3	4.17%		4/15/2030	935,000	934,755
Santander Drive Auto Receivables Trust Series 2026-1 Class A3	3.93%		7/15/2030	815,000	809,857

See Notes to Financial Statements.	157

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
SCCU Auto Receivables Trust Series 2025-1A Class A4†	4.68%		9/15/2031	$1,280,000	$1,280,202
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A4†	4.50%		3/20/2029	540,000	541,454
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A3†	4.35%		11/20/2029	610,000	609,028
Toyota Auto Loan Extended Note Trust Series 2026-1A Class A†	4.58%		4/25/2039	1,140,000	1,139,863
U.S. Bank NA Series 2026-RVM1 Class B1†	4.959%		12/25/2046	1,532,340	1,513,998
Western Funding Auto Loan Trust Series 2025-1 Class A†	4.75%		7/16/2035	1,845,000	1,851,743
Westlake Automobile Receivables Trust Series 2023-1A Class D†	6.79%		11/15/2028	1,000,000	1,013,491
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%		4/15/2030	855,000	869,640
Westlake Automobile Receivables Trust Series 2026-2A Class A3†	4.35%		4/15/2030	530,000	530,016
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%		2/15/2029	1,259,968	1,271,644
World Omni Auto Receivables Trust Series 2024-B Class A3	5.27%		9/17/2029	1,049,150	1,056,843
World Omni Auto Receivables Trust Series 2026-B Class A3	4.37%		6/16/2031	905,000	906,239
Total					53,686,639

Credit Card 0.30%
First National Master Note Trust Series 2026-1I Class A	4.61%		5/15/2031	1,010,000	1,013,924
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	1,600,000	1,604,000	(b)
Total					2,617,924

Other 11.10%
Acore Issuer LLC Series 2026-FL1 Class A†	5.053% (1 mo. USD Term SOFR + 1.45%	)#	8/20/2043	560,000	561,518
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	1,045,000	1,051,045
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	1,165,000	1,159,261
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	1,185,000	1,179,346
Affirm Master Trust Series 2026-2A Class A†	4.67%		4/16/2035	780,000	779,762
Anthelion CLO Ltd. Series 2025-1A Class A1†	5.175% (3 mo. USD Term SOFR + 1.50%	)#	7/20/2036	2,000,000	2,002,882

158	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Apex Credit CLO Ltd. Series 2021-1A Class ANR†	4.895% (3 mo. USD Term SOFR + 1.22%	)#	7/18/2034	$1,540,000	$1,540,745
Apex Credit CLO Ltd. Series 2024-2A Class A†	5.187% (3 mo. USD Term SOFR + 1.52%	)#	7/25/2037	530,000	531,214
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	167,790	153,398
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class A†	4.957% (1 mo. USD Term SOFR + 1.35%	)#	1/20/2043	1,760,000	1,761,249
ARES Loan Funding V Ltd. Series 2024-ALF5AR Class A1R†(c)	–	(d)	7/25/2037	2,150,000	2,150,538
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	4.702% (3 mo. USD Term SOFR + 1.03%	)#	10/21/2034	2,000,000	2,000,932
BAR Issuer LLC Series 2026-FL1 Class A†	5.203% (1 mo. USD Term SOFR + 1.60%	)#	8/20/2043	1,060,000	1,065,221
Barrow Hanley CLO III Ltd. Series 2024-3A Class AR†	4.891% (3 mo. USD Term SOFR + 1.27%	)#	4/20/2038	1,310,000	1,312,555
BDS LLC Series 2025-FL15 Class A†	5.013% (1 mo. USD Term SOFR + 1.40%	)#	3/19/2043	1,030,000	1,031,157
BDS LLC Series 2025-FL16 Class A†	5.013% (1 mo. USD Term SOFR + 1.40%	)#	6/19/2043	750,000	752,161
BDS LLC Series 2026-FL17 Class A†	5.00% (1 mo. USD Term SOFR + 1.35%	)#	5/19/2043	300,000	300,266
BlueMountain CLO XXIX Ltd. Series 2020-29AR Class AR2†(c)	–	(d)	7/25/2034	2,230,000	2,230,558
Bowling Green Park CLO LLC Series 2019-1A Class ARR†	4.675% (3 mo. USD Term SOFR + 1.00%	)#	4/18/2035	1,280,000	1,280,726
BSPDF Issuer LLC Series 2026-FL3 Class A†	5.075% (1 mo. USD Term SOFR + 1.45%	)#	9/18/2043	490,000	490,973
BSPDF Issuer LLC Series 2026-FL4 Class A†	5.10% (1 mo. USD Term SOFR + 1.45%	)#	11/18/2043	1,270,000	1,271,474
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.011% (1 mo. USD Term SOFR + 1.39%	)#	1/17/2043	660,000	662,128
Canyon CLO Ltd. Series 2020-2A Class AR2†	4.703% (3 mo. USD Term SOFR + 1.03%	)#	10/15/2034	2,250,000	2,251,343
Carlyle U.S. CLO Ltd. Series 2021-9A Class AR†	4.785% (3 mo. USD Term SOFR + 1.11%	)#	10/20/2034	2,000,000	2,002,500

See Notes to Financial Statements.	159

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	4.726% (3 mo. USD Term SOFR + 1.06%	)#	5/29/2032	$826,980	$828,985
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	4.775% (3 mo. USD Term SOFR + 1.10%	)#	4/20/2034	1,670,000	1,669,644
Crown City CLO IV Series 2022-4A Class A1R2†	4.91% (3 mo. USD Term SOFR + 1.28%	)#	4/20/2037	1,600,000	1,602,286
Crown City CLO V Series 2023-5AR Class A1R2†(c)	1.00% (3 mo. USD Term SOFR + 1.25%	)#	4/22/2037	1,190,000	1,190,298
Dell Equipment Finance Trust Series 2025-1 Class C†	5.25%		2/24/2031	1,590,000	1,608,575
Dell Equipment Finance Trust Series 2025-1 Class D†	5.64%		8/22/2031	1,250,000	1,267,926
Dell Equipment Finance Trust Series 2026-1A Class A3†	4.32%		12/22/2031	180,000	180,025
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	4.932% (3 mo. USD Term SOFR + 1.29%	)#	8/20/2034	1,810,000	1,811,379
Eaton Vance CLO Ltd. Series 2019-1A Class AR2†	5.183% (3 mo. USD Term SOFR + 1.51%	)#	7/15/2037	2,400,000	2,400,120
Eaton Vance CLO Ltd. Series 2019-1AR Class AR3†(c)	–	(d)	7/15/2037	830,000	830,208
Empower CLO Ltd. Series 2024-1A Class A1R†	4.934% (3 mo. USD Term SOFR + 1.28%	)#	4/25/2037	2,970,000	2,976,682
FS Rialto Issuer LLC Series 2025-FL10 Class A†	4.998% (1 mo. USD Term SOFR + 1.39%	)#	8/19/2042	310,000	310,128
Golub Capital Partners CLO 19B-R3 Ltd. Series 2017-19RA Class A1R3†	4.931% (3 mo. USD Term SOFR + 1.15%	)#	10/20/2036	820,000	820,142
Kennedy Lewis CLO 14 Ltd. Series 2024-14A Class AR†	4.986% (3 mo. USD Term SOFR + 1.32%	)#	4/22/2037	820,000	823,961
KKR CLO 15 Ltd. Series 15 Class BR2†	5.225% (3 mo. USD Term SOFR + 1.55%	)#	1/18/2032	1,630,000	1,631,384
KKR CLO 40 Ltd. Series 40A Class AR†	4.975% (3 mo. USD Term SOFR + 1.30%	)#	10/20/2034	2,390,000	2,392,247
Lendmark Funding Trust Series 2021-1A Class B†	2.47%		11/20/2031	4,700,000	4,490,884

160	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Lendmark Funding Trust Series 2026-1A Class A†	4.80%		11/20/2035	$635,000	$632,788
M&T Equipment Notes Series 2024-1A Class A4†	4.94%		8/18/2031	1,655,000	1,669,302
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	4.947% (3 mo. USD Term SOFR + 1.28%	)#	7/27/2034	1,600,000	1,600,750
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	1,460,000	1,431,103
MF1 LLC Series 2026-FL22 Class A†	5.06% (1 mo. USD Term SOFR + 1.40%	)#	11/18/2043	1,450,000	1,452,611
MF1 Ltd. Series 2021-FL7 Class A†	4.82% (1 mo. USD Term SOFR + 1.19%	)#	10/16/2036	58,097	58,099
Navesink CLO 3 Ltd. Series 2025-3A Class A1†	5.153% (3 mo. USD Term SOFR + 1.48%	)#	7/15/2037	1,930,000	1,931,725
Octagon Investment Partners 45 Ltd. Series 2019-1A Class A1RR†	4.823% (3 mo. USD Term SOFR + 1.15%	)#	4/15/2035	1,000,000	1,000,861
Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR†	4.665% (3 mo. USD Term SOFR + 0.99%	)#	7/20/2034	1,930,000	1,930,558
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	2,282,000	2,254,337
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	136,999	137,087
PFP Ltd. Series 2025-12 Class A†	5.102% (1 mo. USD Term SOFR + 1.49%	)#	12/18/2042	1,420,000	1,426,982
PFP Ltd. Series 2026-13 Class A†	5.113% (1 mo. USD Term SOFR + 1.50%	)#	8/18/2043	210,000	211,043
PFP Ltd. Series 2026-14 Class A†(c)	4.97% (1 mo. USD Term SOFR + 1.32%	)#	12/18/2043	1,300,000	1,301,210
Post CLO Ltd. Series 2022-1A Class AR†	4.775% (3 mo. USD Term SOFR + 1.10%	)#	4/20/2035	2,750,000	2,753,987
RR 20 Ltd. Series 2022-20A Class A1R†	4.663% (3 mo. USD Term SOFR + 0.99%	)#	7/15/2037	1,490,000	1,487,236
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class A1R†	5.065% (3 mo. USD Term SOFR + 1.39%	)#	10/20/2037	2,160,000	2,162,119
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	524,096	531,160

See Notes to Financial Statements.	161

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
SCF Equipment Leasing LLC Series 2025-2A Class A3†	4.33%		6/20/2036	$1,070,000	$1,064,773
Symphony CLO 30 Ltd. Series 2023-30A Class A1R†	5.215% (3 mo. USD Term SOFR + 1.54%	)#	10/20/2037	500,000	500,578
Trestles CLO V Ltd. Series 2021-5A Class A1R†	4.925% (3 mo. USD Term SOFR + 1.25%	)#	10/20/2034	2,250,000	2,250,922
Trinitas CLO XX Ltd. Series 2022-20A Class A1R†	4.715% (3 mo. USD Term SOFR + 1.04%	)#	7/20/2035	2,000,000	1,996,540
Trysail CLO Ltd. Series 2021-1A Class A1R†	5.025% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2036	1,700,000	1,702,465
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	451,109	450,835
Venture 28A CLO Ltd. Series 2017-28AA Class A1RR†	4.785% (3 mo. USD Term SOFR + 1.11%	)#	10/20/2034	2,000,000	1,999,786
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	4.995% (3 mo. USD Term SOFR + 1.32%	)#	7/15/2031	129,243	129,434
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	1,935,000	1,950,161
Vibrant CLO IX-R Ltd. Series 2018-9RA Class A1†	4.675% (3 mo. USD Term SOFR + 1.00%	)#	4/20/2037	1,000,000	995,883
Voya CLO Ltd. Series 2013-3A Class A2RR†	5.636% (3 mo. USD Term SOFR + 1.96%	)#	10/18/2031	466,000	467,158
Wingspire Equipment Finance LLC Series 2025-1A Class A2†	4.33%		9/20/2033	2,390,000	2,390,490
Zais CLO 15 Ltd. Series 2020-15A Class A1RR†	5.16% (3 mo. USD Term SOFR + 1.49%	)#	7/28/2037	680,000	680,682
Total					96,910,491

Student Loan 0.34%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	1,504,070	1,367,767
Navient Refinance Loan Trust Series 2026-A Class A†	4.50%		1/18/2056	311,466	306,603
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	1,426,583	1,360,868
Total					3,035,238
Total Asset-Backed Securities (cost $156,350,700)					156,250,292

162	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
CONVERTIBLE BONDS 0.05%

Equity Real Estate 0.05%
Redfin Corp. (cost $394,510)	0.50%		4/1/2027	$411,000	$395,999

CORPORATE BONDS 47.04%

Advertising 0.15%
Clear Channel Outdoor Holdings, Inc.†	7.50%		6/1/2029	1,204,000	1,210,704
Clear Channel Outdoor Holdings, Inc.†	7.75%		4/15/2028	76,000	76,225
Total					1,286,929

Aerospace/Defense 0.69%
ATI, Inc.	7.25%		8/15/2030	614,000	637,963
Boeing Co.	5.15%		5/1/2030	357,000	362,751
Boeing Co.	6.298%		5/1/2029	902,000	943,786
Czechoslovak Group AS (Czech Republic)†(e)	6.50%		1/10/2031	1,325,000	1,358,864
Hexcel Corp.	4.90%		5/15/2031	765,000	763,412
Spirit AeroSystems, Inc.	3.85%		6/15/2026	405,000	404,574
TransDigm, Inc.†	6.75%		8/15/2028	1,500,000	1,520,391
Total					5,991,741

Agriculture 0.13%
Japan Tobacco, Inc. (Japan)†(e)	5.25%		6/15/2030	1,102,000	1,127,563

Airlines 0.20%
Air Canada (Canada)†(e)	3.875%		8/15/2026	995,000	994,975
United Airlines Holdings, Inc.	4.875%		3/1/2029	290,000	286,887
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	479,177	486,514
Total					1,768,376

Auto Manufacturers 1.73%
Ford Motor Credit Co. LLC	2.70%		8/10/2026	1,357,000	1,352,734
Ford Motor Credit Co. LLC	4.125%		8/17/2027	1,154,000	1,145,344
Ford Motor Credit Co. LLC	5.125%		11/5/2026	2,471,000	2,477,624
Ford Motor Credit Co. LLC	5.303%		9/6/2029	912,000	913,489
Ford Motor Credit Co. LLC	5.80%		3/8/2029	1,229,000	1,247,497
Ford Motor Credit Co. LLC	5.85%		5/17/2027	823,000	830,876
Ford Motor Credit Co. LLC	7.35%		11/4/2027	985,000	1,016,494
General Motors Financial Co., Inc.	4.92% (SOFR + 1.29%	)#	1/7/2030	415,000	417,271
General Motors Financial Co., Inc.	5.00%		7/15/2027	417,000	419,752
General Motors Financial Co., Inc.	5.55%		7/15/2029	963,000	985,768
Hyundai Capital America†	4.90%		6/23/2028	705,000	708,480

See Notes to Financial Statements.	163

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Hyundai Capital America†	5.30%		1/8/2029	$584,000	$592,629
Hyundai Capital America†	6.10%		9/21/2028	1,497,000	1,543,156
Hyundai Capital America†	6.50%		1/16/2029	411,000	428,839
Nissan Motor Acceptance Co. LLC†	1.85%		9/16/2026	300,000	297,264
Nissan Motor Acceptance Co. LLC†	6.95%		9/15/2026	200,000	200,858
Stellantis Financial Services U.S. Corp.†	5.40%		6/15/2029	544,000	545,471
Total					15,123,546

Auto Parts & Equipment 0.17%
American Axle & Manufacturing, Inc.	6.875%		7/1/2028	500,000	502,262
ZF North America Capital, Inc.†	6.875%		4/14/2028	960,000	983,523
Total					1,485,785

Banks 7.19%
AIB Group PLC (Ireland)†(e)	5.32% (SOFR + 1.65%	)#	5/15/2031	200,000	203,105
Banco Internacional del Peru SAA Interbank (Peru)†(e)	4.80%		7/15/2031	442,000	435,211
Bank Hapoalim BM (Israel)(e)	4.722%		7/14/2029	820,000	811,859
Bank of Ireland Group PLC (Ireland)†(e)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	1,533,000	1,521,816
Bank of Ireland Group PLC (Ireland)†(e)	4.997% (SOFR + 1.16%	)#	11/12/2032	1,451,000	1,450,014
Barclays PLC (United Kingdom)(e)	4.836%		5/9/2028	1,142,000	1,144,522
Barclays PLC (United Kingdom)(e)	7.385% (1 yr. CMT + 3.30%	)#	11/2/2028	951,000	986,533
BNP Paribas SA (France)†(e)	2.591% (SOFR + 1.23%	)#	1/20/2028	1,034,000	1,021,918
BNP Paribas SA (France)†(e)	5.283% (SOFR + 1.28%	)#	11/19/2030	273,000	277,201
Canadian Imperial Bank of Commerce (Canada)(e)	4.283% (SOFR + 0.79%	)#	1/29/2030	558,000	553,062
Citigroup, Inc.	3.07% (SOFR + 1.28%	)#	2/24/2028	902,000	893,695
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	1,000,000	997,057
Citigroup, Inc.	4.503% (SOFR + 1.17%	)#	9/11/2031	1,537,000	1,520,951

164	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	$2,681,000	$2,720,059
Citizens Financial Group, Inc.	5.253% (SOFR + 1.26%	)#	3/5/2031	629,000	636,485
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030	1,325,000	1,360,574
Danske Bank AS (Denmark)†(e)	4.613% (1 yr. CMT + 1.10%	)#	10/2/2030	605,000	602,006
Federation des Caisses Desjardins du Quebec (Canada)†(e)	5.021%		5/27/2031	819,000	826,712
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%	)#	3/12/2031	1,410,000	1,404,781
First Horizon Corp.	5.514% (SOFR + 1.77%	)#	3/7/2031	554,000	562,283
Freedom Mortgage Corp.†	6.625%		1/15/2027	1,930,000	1,936,504
Goldman Sachs Bank USA(c)	4.656% (SOFR + 0.72%	)#	6/3/2029	2,262,000	2,265,105
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%	)#	2/24/2028	872,000	861,078
Goldman Sachs Group, Inc.	3.615% (SOFR + 1.85%	)#	3/15/2028	150,000	149,068
Goldman Sachs Group, Inc.	3.814% (3 mo. USD Term SOFR + 1.42%	)#	4/23/2029	241,000	237,622
Goldman Sachs Group, Inc.	4.369% (SOFR + 1.06%	)#	10/21/2031	1,488,000	1,458,756
Goldman Sachs Group, Inc.	4.516% (SOFR + 0.96%	)#	1/21/2032	1,077,000	1,060,596
Goldman Sachs Group, Inc.	4.937% (SOFR + 1.32%	)#	4/23/2028	581,000	583,517
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%	)#	1/28/2031	293,000	296,956
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%	)#	4/23/2031	697,000	707,330
Goldman Sachs Group, Inc.	5.727% (SOFR + 1.27%	)#	4/25/2030	965,000	991,630
HSBC Holdings PLC (United Kingdom)(e)	4.899% (SOFR + 1.03%	)#	3/3/2029	729,000	733,037
HSBC Holdings PLC (United Kingdom)(e)	5.597% (SOFR + 1.06%	)#	5/17/2028	1,164,000	1,176,653
Intesa Sanpaolo SpA (Italy)†(e)	4.198% (1 yr. CMT + 2.60%	)#	6/1/2032	1,510,000	1,426,310

See Notes to Financial Statements.	165

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
JPMorgan Chase & Co.	2.947% (SOFR + 1.17%	)#	2/24/2028	$297,000	$294,090
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	1,166,000	1,157,351
JPMorgan Chase & Co.	3.702% (3 mo. USD Term SOFR + 1.42%	)#	5/6/2030	215,000	209,812
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%	)#	2/1/2028	417,000	415,506
JPMorgan Chase & Co.	4.323% (SOFR + 1.56%	)#	4/26/2028	283,000	282,879
JPMorgan Chase & Co.	4.408% (SOFR + 0.82%	)#	4/23/2030	1,105,000	1,099,291
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%	)#	7/25/2028	271,000	272,369
JPMorgan Chase & Co.	5.012% (SOFR + 1.31%	)#	1/23/2030	215,000	217,091
JPMorgan Chase & Co.	5.14% (SOFR + 1.01%	)#	1/24/2031	500,000	507,923
JPMorgan Chase & Co.	5.571% (SOFR + 0.93%	)#	4/22/2028	1,503,000	1,519,342
JPMorgan Chase & Co.	5.581% (SOFR + 1.16%	)#	4/22/2030	201,000	206,158
Macquarie Bank Ltd. (Australia)†(e)	3.624%		6/3/2030	418,000	398,349
Morgan Stanley	4.21% (SOFR + 1.61%	)#	4/20/2028	857,000	856,008
Morgan Stanley	4.238% (SOFR + 0.80%	)#	1/9/2030	909,000	899,116
Morgan Stanley	4.356% (SOFR + 1.07%	)#	10/22/2031	1,228,000	1,205,346
Morgan Stanley	4.493% (SOFR + 0.95%	)#	1/16/2032	1,120,000	1,102,308
Morgan Stanley	4.555% (SOFR + 0.96%	)#	4/10/2030	1,465,000	1,459,519
Morgan Stanley	4.708% (SOFR + 1.20%	)#	3/12/2032	1,087,000	1,077,283
Morgan Stanley	5.042% (SOFR + 1.22%	)#	7/19/2030	476,000	480,435
Morgan Stanley	5.173% (SOFR + 1.45%	)#	1/16/2030	1,600,000	1,619,803
Morgan Stanley	5.656% (SOFR + 1.26%	)#	4/18/2030	725,000	743,441

166	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley Bank NA	4.788% (SOFR + 0.97%	)#	5/10/2030	$253,000	$253,752
Morgan Stanley Private Bank NA	4.734% (SOFR + 1.08%	)#	7/18/2031	1,272,000	1,268,880
NatWest Group PLC (United Kingdom)(e)	4.964% (1 yr. CMT + 1.22%	)#	8/15/2030	205,000	206,531
PNC Financial Services Group, Inc.	4.899% (SOFR + 1.33%	)#	5/13/2031	314,000	316,549
Santander U.K. Group Holdings PLC (United Kingdom)(e)	4.32% (SOFR + 1.07%	)#	9/22/2029	429,000	425,357
Societe Generale SA (France)†(e)	5.25%		2/19/2027	1,252,000	1,260,142
Standard Chartered PLC (United Kingdom)†(e)	4.299% (1 yr. CMT + 0.77%	)#	1/13/2030	545,000	539,006
Standard Chartered PLC (United Kingdom)†(e)	5.688% (1 yr. CMT + 1.05%	)#	5/14/2028	613,000	619,715
Synchrony Bank	5.625%		8/23/2027	250,000	252,727
Toronto-Dominion Bank (Canada)(e)	3.625% (5 yr. USD Swap + 2.21%	)#	9/15/2031	1,672,000	1,666,780
U.S. Bancorp	5.10% (SOFR + 1.25%	)#	7/23/2030	802,000	814,170
UBS AG	4.302% (SOFR + 0.81%	)#	3/16/2029	409,000	408,320
UBS Group AG (Switzerland)†(e)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	1,277,000	1,269,518
UBS Group AG (Switzerland)†(e)	5.428% (1 yr. CMT + 1.52%	)#	2/8/2030	769,000	782,370
Wells Fargo & Co.	4.97% (SOFR + 1.37%	)#	4/23/2029	564,000	568,359
Wells Fargo & Co.	5.707% (SOFR + 1.07%	)#	4/22/2028	1,025,000	1,036,774
Wells Fargo & Co.	6.303% (SOFR + 1.79%	)#	10/23/2029	949,000	985,571
Westpac Banking Corp. (Australia)(e)	4.322% (5 yr. USD SOFR ICE Swap + 2.24%	)#	11/23/2031	273,000	272,518
Total					62,784,465

Beverages 0.28%
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029	1,208,000	1,218,737
Bacardi-Martini BV (Netherlands)†(e)	5.55%		2/1/2030	692,000	704,238
Keurig Dr. Pepper, Inc.	4.35%		5/15/2028	541,000	539,885
Total					2,462,860

See Notes to Financial Statements.	167

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Biotechnology 0.27%
Illumina, Inc.	4.75%	12/12/2030	$964,000	$962,202
Illumina, Inc.	5.75%	12/13/2027	874,000	888,993
Royalty Pharma PLC	4.45%	3/25/2031	556,000	547,808
Total				2,399,003

Building Materials 0.06%
Griffon Corp.	5.75%	3/1/2028	496,000	496,616

Chemicals 0.43%
Celanese U.S. Holdings LLC	1.40%	8/5/2026	458,000	456,318
Ma’aden Sukuk Ltd. (Cayman Islands)†(e)	5.25%	2/13/2030	416,000	419,161
Methanex Corp. (Canada)(e)	5.125%	10/15/2027	390,000	390,228
SNF Group SACA (France)†(e)	3.375%	3/15/2030	1,575,000	1,468,632
SNF Group SACA (France)†(e)	5.626%	3/31/2031	990,000	1,002,503
Total				3,736,842

Coal 0.05%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%	6/15/2029	428,000	447,441

Commercial Services 0.98%
Ashtead Capital, Inc.†	4.25%	11/1/2029	200,000	196,212
Ashtead Capital, Inc.†	4.375%	8/15/2027	346,000	344,827
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027	500,000	500,187
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027	480,000	480,483
Block, Inc.	2.75%	6/1/2026	1,114,000	1,114,000
EquipmentShare.com, Inc.†	9.00%	5/15/2028	748,000	777,050
GEO Group, Inc.	8.625%	4/15/2029	950,000	991,460
Global Payments, Inc.	4.50%	11/15/2028	1,835,000	1,820,388
Mobility Global, Inc.†	5.05%	6/15/2029	460,000	462,278
Mobility Global, Inc.†	5.45%	6/15/2031	710,000	718,267
Rentokil Terminix Funding LLC†	5.00%	4/28/2030	916,000	920,994
Triton Container International Ltd.†	3.15%	6/15/2031	236,000	213,468
Total				8,539,614

Computers 0.06%
Gartner, Inc.†	4.50%	7/1/2028	529,000	522,292

168	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 4.67%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	6.45%	4/15/2027	$974,000	$990,300
Aircastle Ltd./Aircastle Ireland DAC†	5.00%	9/15/2030	339,000	338,441
Aircastle Ltd./Aircastle Ireland DAC†	5.00%	5/15/2031	370,000	366,672
Aircastle Ltd./Aircastle Ireland DAC†	5.25%	3/15/2030	466,000	469,958
Aretec Group, Inc.†	7.50%	4/1/2029	830,000	832,418
Atlas Warehouse Lending Co. LP†	4.625%	11/15/2028	2,382,000	2,353,053
Atlas Warehouse Lending Co. LP†	4.95%	11/15/2030	801,000	788,046
Atlas Warehouse Lending Co. LP†	6.05%	1/15/2028	464,000	470,866
Aviation Capital Group LLC†	4.25%	4/30/2029	253,000	249,099
Aviation Capital Group LLC†	5.375%	7/15/2029	1,641,000	1,665,218
Avilease Capital Ltd. (Cayman Islands)†(e)	4.75%	11/12/2030	861,000	841,161
Avolon Holdings Funding Ltd. (Ireland)†(e)	2.528%	11/18/2027	178,000	172,734
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.95%	1/15/2028	562,000	564,405
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.375%	5/30/2030	484,000	490,224
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.75%	3/1/2029	1,074,000	1,098,097
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.75%	11/15/2029	1,880,000	1,928,638
Avolon Holdings Funding Ltd. (Ireland)†(e)	6.375%	5/4/2028	3,000,000	3,086,001
Azorra Finance Ltd. (Cayman Islands)†(e)	7.75%	4/15/2030	800,000	833,618
Citadel Securities Global Holdings LLC†	5.50%	6/18/2030	1,509,000	1,535,300
Equitable America Global Funding†	3.95%	9/15/2027	791,000	785,040
Freedom Mortgage Holdings LLC†	9.25%	2/1/2029	138,000	143,812
GGAM Finance Ltd. (Ireland)†(e)	8.00%	2/15/2027	450,000	454,316
GGAM Finance Ltd. (Ireland)†(e)	8.00%	6/15/2028	425,000	442,004
Jane Street Group/JSG Finance, Inc.†	4.50%	11/15/2029	1,476,000	1,445,753
Jefferson Capital Holdings LLC†	6.00%	8/15/2026	1,028,000	1,030,565
LPL Holdings, Inc.†	4.00%	3/15/2029	1,478,000	1,441,763
LPL Holdings, Inc.	5.15%	6/15/2030	508,000	511,195
LPL Holdings, Inc.	5.20%	3/15/2030	61,000	61,507
LPL Holdings, Inc.	5.70%	5/20/2027	334,000	337,786
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	5.15%	3/17/2030	1,034,000	1,029,981
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	6.40%	3/26/2029	608,000	627,774
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	6.50%	3/26/2031	325,000	340,162
Midcap Financial Issuer Trust†	6.50%	5/1/2028	750,000	750,000
Navient Corp.	5.00%	3/15/2027	165,000	164,164
Navient Corp.	6.75%	6/15/2026	1,227,000	1,227,626
OneMain Finance Corp.	6.625%	1/15/2028	732,000	744,738

See Notes to Financial Statements.	169

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Rocket Cos., Inc.†	6.125%		8/1/2030	$770,000	$782,187
Rocket Cos., Inc.†	6.50%		8/1/2029	1,385,000	1,417,917
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	2,349,000	2,334,533
Stellantis Financial Services U.S. Corp.†	4.95%		9/15/2028	569,000	566,867
Sumisho Air Lease Corp.†	4.50%		3/24/2029	572,000	568,618
Sumisho Air Lease Corp.†	4.85%		3/24/2031	1,717,000	1,701,878
Sumisho Air Lease Corp.	5.10%		3/1/2029	321,000	324,062
Synchrony Financial	3.70%		8/4/2026	275,000	274,770
Synchrony Financial	3.95%		12/1/2027	236,000	233,773
Synchrony Financial	5.019% (SOFR + 1.40%	)#	7/29/2029	417,000	417,620
United Wholesale Mortgage LLC†	5.75%		6/15/2027	1,516,000	1,510,937
Total					40,745,597

Electric 3.12%
Alexander Funding Trust II†	7.467%		7/31/2028	282,000	296,173
Algonquin Power & Utilities Corp. (Canada)(e)	5.365%	(a)	6/15/2026	722,000	722,046
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	944,000	951,042
Comision Federal de Electricidad (Mexico)(e)	5.70%		1/24/2030	800,000	804,888
Constellation Energy Generation LLC†	4.625%		2/1/2029	1,069,000	1,063,826
Constellation Energy Generation LLC†	5.00%		2/1/2031	1,360,000	1,362,968
Emera U.S. Finance LLC	4.50%		4/1/2029	364,000	362,552
ENEL Finance International NV (Netherlands)†(e)	4.375%		9/30/2030	910,000	894,662
ENEL Finance International NV (Netherlands)†(e)	5.125%		6/26/2029	858,000	868,384
FirstEnergy Pennsylvania Electric Co.†	4.15%		3/15/2028	217,000	215,839
Hydro One, Inc. (Canada)(e)	4.75%		5/30/2031	529,000	531,098
ITC Holdings Corp.†	4.875%		4/15/2031	1,423,000	1,419,113
Jersey Central Power & Light Co.†	4.60%		1/15/2030	172,000	171,672
Liberty Utilities Co.†	5.10%		5/15/2031	1,296,000	1,296,253
Liberty Utilities Co.†	5.577%		1/31/2029	678,000	692,958
Niagara Mohawk Power Corp.†	4.647%		10/3/2030	495,000	492,941
NRG Energy, Inc.†	4.734%		10/15/2030	1,585,000	1,562,917
NRG Energy, Inc.†	4.955%		4/30/2031	229,000	226,691
NRG Energy, Inc.†	5.75%		7/15/2029	365,000	365,473
Ohio Edison Co.†	4.95%		12/15/2029	147,000	148,711
Oncor Electric Delivery Co. LLC†	4.50%		3/15/2031	572,000	568,070
Pacific Gas & Electric Co.	5.00%		6/4/2028	608,000	612,370
Pacific Gas & Electric Co.	5.55%		5/15/2029	1,461,000	1,494,253

170	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
PG&E Corp.	5.00%	7/1/2028	$800,000	$796,566
PG&E Corp.	5.25%	7/1/2030	302,000	298,985
PSEG Power LLC†	5.20%	5/15/2030	426,000	432,347
Vistra Operations Co. LLC†	3.70%	1/30/2027	259,000	258,026
Vistra Operations Co. LLC†	4.30%	10/15/2028	587,000	580,000
Vistra Operations Co. LLC†	4.375%	5/1/2029	1,397,000	1,370,891
Vistra Operations Co. LLC†	4.55%	10/30/2028	346,000	344,625
Vistra Operations Co. LLC†	4.70%	1/31/2031	801,000	787,569
Vistra Operations Co. LLC†	5.00%	4/30/2031	768,000	764,486
Vistra Operations Co. LLC†	5.05%	12/30/2026	194,000	194,871
Vistra Operations Co. LLC†	6.875%	4/15/2032	1,154,000	1,201,412
Vistra Operations Co. LLC†	7.75%	10/15/2031	2,969,000	3,114,030
Total				27,268,708

Electrical Components & Equipment 0.08%
Molex Electronic Technologies LLC†	4.75%	4/30/2028	692,000	694,587

Electronics 0.09%
TD SYNNEX Corp.	4.30%	1/17/2029	499,000	494,424
Vontier Corp.	2.95%	4/1/2031	304,000	276,209
Total				770,633

Engineering & Construction 0.23%
Jacobs Solutions, Inc.	4.75%	3/3/2031	800,000	791,580
MasTec, Inc.†	4.50%	8/15/2028	1,275,000	1,263,071
Total				2,054,651

Entertainment 0.90%
Churchill Downs, Inc.†	4.75%	1/15/2028	840,000	832,211
Discovery Global Holdings, Inc.	3.755%	3/15/2027	729,000	725,432
Discovery Global Holdings, Inc.	4.054%	3/15/2029	1,865,000	1,860,039
Empire Resorts, Inc.†	7.75%	11/1/2026	450,000	447,908
Flutter Treasury DAC (Ireland)†(e)	5.875%	6/4/2031	1,570,000	1,553,013
Flutter Treasury DAC (Ireland)†(e)	6.375%	4/29/2029	1,161,000	1,178,887
Penn Entertainment, Inc.†	5.625%	1/15/2027	1,250,000	1,250,051
Total				7,847,541

Environmental Control 0.16%
Madison IAQ LLC†	4.125%	6/30/2028	1,387,000	1,370,646

See Notes to Financial Statements.	171

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food 0.44%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	$768,000	$776,641
Conagra Brands, Inc.	4.85%	11/1/2028	1,736,000	1,739,821
Conagra Brands, Inc.	7.00%	10/1/2028	173,000	181,306
Pilgrim’s Pride Corp.	4.25%	4/15/2031	1,197,000	1,149,553
Total				3,847,321

Food Service 0.05%
Aramark Services, Inc.†	5.00%	2/1/2028	400,000	399,569

Forest Products & Paper 0.06%
Inversiones CMPC SA (Chile)(e)	3.85%	1/13/2030	610,000	571,846

Gas 0.39%
National Fuel Gas Co.(c)	4.75%	5/15/2029	330,000	330,323
National Fuel Gas Co.(c)	5.05%	10/15/2031	786,000	786,400
National Fuel Gas Co.	5.50%	3/15/2030	578,000	591,206
NiSource, Inc.	4.75%	5/18/2031	184,000	183,943
Snam SpA (Italy)†(e)	5.00%	5/28/2030	427,000	429,776
Southwest Gas Corp.	5.80%	12/1/2027	1,081,000	1,100,487
Total				3,422,135

Health Care-Products 1.11%
180 Medical, Inc.†	3.875%	10/15/2029	2,454,000	2,367,786
Baxter International, Inc.	2.272%	12/1/2028	426,000	400,759
Baxter International, Inc.	4.45%	2/15/2029	203,000	201,054
Baxter International, Inc.	4.90%	12/15/2030	1,167,000	1,158,140
Dentsply Sirona, Inc.	3.25%	6/1/2030	2,215,000	2,050,609
Medline Borrower LP†	3.875%	4/1/2029	1,464,000	1,425,544
Medline Borrower LP/Medline Co-Issuer, Inc.†	5.00%	6/15/2031	771,000	770,612
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	1,275,000	1,310,177
Total				9,684,681

Health Care-Services 1.83%
Adventist Health System	4.742%	12/1/2030	1,934,000	1,914,627
Centene Corp.	2.45%	7/15/2028	1,030,000	976,928
Centene Corp.	3.00%	10/15/2030	837,000	754,776
Centene Corp.	4.25%	12/15/2027	2,194,000	2,188,327
CommonSpirit Health	4.352%	9/1/2030	630,000	618,200
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%	12/1/2026	173,000	170,538
Fresenius Medical Care U.S. Finance III, Inc.†	2.375%	2/16/2031	448,000	397,964
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	1,000,000	896,070

172	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
Fresenius Medical Care U.S. Finance III, Inc.†	3.75%	6/15/2029	$490,000	$475,837
Icon Investments Six DAC (Ireland)(e)	5.809%	5/8/2027	1,451,000	1,462,920
Icon Investments Six DAC (Ireland)(e)	5.849%	5/8/2029	2,195,000	2,235,281
IQVIA, Inc.†	5.00%	5/15/2027	525,000	525,002
IQVIA, Inc.	5.70%	5/15/2028	200,000	203,601
IQVIA, Inc.	6.25%	2/1/2029	647,000	669,764
Rede D’or Finance SARL (Luxembourg)(e)	4.95%	1/17/2028	775,000	768,679
Tenet Healthcare Corp.	6.125%	10/1/2028	1,127,000	1,130,451
Universal Health Services, Inc.	2.65%	10/15/2030	240,000	216,975
Universal Health Services, Inc.	4.625%	10/15/2029	413,000	409,922
Total				16,015,862

Home Builders 0.24%
Beazer Homes USA, Inc.	5.875%	10/15/2027	1,283,000	1,284,261
LGI Homes, Inc.†	8.75%	12/15/2028	800,000	829,978
Total				2,114,239

Home Furnishings 0.10%
Leggett & Platt, Inc.	3.50%	11/15/2027	900,000	881,221

Insurance 1.77%
Aon Corp.	8.205%	1/1/2027	1,183,000	1,205,989
Athene Global Funding†	1.985%	8/19/2028	1,807,000	1,692,993
Brighthouse Financial Global Funding†	5.55%	4/9/2027	1,277,000	1,284,996
Brighthouse Financial Global Funding†	5.65%	6/10/2029	1,324,000	1,334,114
CNO Global Funding†	4.375%	9/8/2028	424,000	420,451
CNO Global Funding†	4.70%	12/11/2030	542,000	537,152
CNO Global Funding†	4.875%	12/10/2027	545,000	545,735
CNO Global Funding†	4.95%	9/9/2029	301,000	302,083
Equitable Financial Life Global Funding†	5.45%	3/3/2028	1,989,000	2,015,758
F&G Annuities & Life, Inc.	7.40%	1/13/2028	1,120,000	1,152,290
F&G Global Funding†	4.65%	9/8/2028	462,000	456,860
F&G Global Funding†	5.875%	6/10/2027	472,000	477,711
Jackson National Life Global Funding†	4.55%	9/9/2030	723,000	708,538
Jackson National Life Global Funding†	4.60%	10/1/2029	449,000	443,990
Jackson National Life Global Funding†	5.35%	1/13/2030	269,000	271,903
Jackson National Life Global Funding†	5.55%	7/2/2027	365,000	369,004
MGIC Investment Corp.	5.25%	8/15/2028	750,000	750,039
Mutual of Omaha Cos Global Funding†	4.546%	1/13/2031	347,000	342,598
Mutual of Omaha Cos Global Funding†	5.00%	4/1/2030	420,000	424,317
NMI Holdings, Inc.	6.00%	8/15/2029	273,000	279,391

See Notes to Financial Statements.	173

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Protective Life Global Funding†	5.763%	7/5/2030	$195,000	$201,699
Sammons Financial Group Global Funding†	5.10%	12/10/2029	234,000	234,965
Total				15,452,576

Internet 0.84%
Prosus NV (Netherlands)†(e)	3.257%	1/19/2027	2,000,000	1,983,227
Rakuten Group, Inc. (Japan)†(e)	11.25%	2/15/2027	2,025,000	2,104,672
Uber Technologies, Inc.†	4.50%	8/15/2029	3,271,000	3,247,327
Total				7,335,226

Investment Companies 0.34%
Blackstone Private Credit Fund	2.625%	12/15/2026	1,097,000	1,084,139
Blackstone Secured Lending Fund	2.125%	2/15/2027	390,000	382,305
Blue Owl Credit Income Corp.	3.125%	9/23/2026	72,000	71,517
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	443,000	442,728
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%	9/15/2030	1,100,000	1,025,872
Total				3,006,561

Leisure Time 0.83%
Carnival Corp. Ltd.†	4.00%	8/1/2028	3,748,000	3,683,333
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	1,646,000	1,621,445
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	837,000	840,082
Royal Caribbean Cruises Ltd.†	5.625%	9/30/2031	1,115,000	1,125,061
Total				7,269,921

Lodging 0.44%
Las Vegas Sands Corp.	3.50%	8/18/2026	1,587,000	1,588,913
Las Vegas Sands Corp.	5.90%	6/1/2027	86,000	87,064
Melco Resorts Finance Ltd. (Hong Kong)†(e)	5.75%	7/21/2028	840,000	836,729
Studio City Finance Ltd. (Hong Kong)(e)	6.50%	1/15/2028	1,300,000	1,301,782
Total				3,814,488

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	699,000	691,000

Machinery-Diversified 0.49%
Chart Industries, Inc.†	7.50%	1/1/2030	1,299,000	1,346,424
Regal Rexnord Corp.	6.05%	4/15/2028	2,449,000	2,505,217
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	398,000	398,545
Total				4,250,186

Media 0.69%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	893,000	892,862
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	281,000	281,904

174	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media (continued)
Discovery Communications LLC	3.95%	3/20/2028	$678,000	$675,159
Fox Corp.	4.709%	1/25/2029	1,175,000	1,179,216
Paramount Global	2.90%	1/15/2027	508,000	500,675
Paramount Global	3.375%	2/15/2028	866,000	839,531
Paramount Global	3.70%	6/1/2028	232,000	224,334
Paramount Global	4.20%	6/1/2029	258,000	246,166
Telenet Finance Luxembourg Notes SARL (Luxembourg)†(e)	5.50%	3/1/2028	1,200,000	1,190,054
Total				6,029,901

Mining 0.88%
Anglo American Capital PLC (United Kingdom)†(e)	4.50%	3/15/2028	788,000	788,332
Anglo American Capital PLC (United Kingdom)†(e)	4.625%	3/19/2031	647,000	640,718
Corp. Nacional del Cobre de Chile (Chile)(e)	3.625%	8/1/2027	800,000	791,032
First Quantum Minerals Ltd. (Canada)†(e)	8.625%	6/1/2031	665,000	694,616
Freeport-McMoRan, Inc.	5.25%	9/1/2029	587,000	592,458
Glencore Funding LLC†	5.186%	4/1/2030	1,007,000	1,021,977
Glencore Funding LLC†	5.371%	4/4/2029	1,214,000	1,237,928
Glencore Funding LLC†	6.125%	10/6/2028	969,000	1,000,657
Glencore Funding LLC†	6.375%	10/6/2030	897,000	950,246
Total				7,717,964

Miscellaneous Manufacturing 0.14%
Trinity Industries, Inc.†	7.75%	7/15/2028	1,157,000	1,186,728

Oil & Gas 4.88%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	2,525,000	2,634,840
Antero Resources Corp.†	5.375%	3/1/2030	962,000	971,090
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029	420,000	419,663
California Resources Corp.†	8.25%	6/15/2029	452,000	473,423
Chord Energy Corp.†	6.00%	10/1/2030	708,000	717,089
CITGO Petroleum Corp.†	8.375%	1/15/2029	2,394,000	2,467,617
Continental Resources, Inc.†	2.268%	11/15/2026	4,431,000	4,387,541
Continental Resources, Inc.	4.375%	1/15/2028	1,204,000	1,197,986
Continental Resources, Inc.†	5.75%	1/15/2031	1,565,000	1,597,947
Coterra Energy, Inc.	3.90%	5/15/2027	351,000	349,821
Devon Energy Corp.	5.875%	6/15/2028	4,163,000	4,163,357
Ecopetrol SA (Colombia)(e)	8.625%	1/19/2029	2,117,000	2,230,060

See Notes to Financial Statements.	175

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
EQT Corp.	4.50%	1/15/2029	$125,000	$124,302
EQT Corp.	7.50%	6/1/2030	327,000	354,278
Expand Energy Corp.	5.375%	2/1/2029	583,000	581,962
Expand Energy Corp.	5.375%	3/15/2030	1,090,000	1,099,992
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	1,133,000	1,163,901
Helmerich & Payne, Inc.	4.65%	12/1/2027	599,000	599,811
HF Sinclair Corp.	5.00%	2/1/2028	1,500,000	1,498,692
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	350,000	349,402
Medco Laurel Tree Pte. Ltd. (Singapore)(e)	6.95%	11/12/2028	200,000	200,945
Occidental Petroleum Corp.	7.50%	5/1/2031	195,000	217,532
Occidental Petroleum Corp.	8.875%	7/15/2030	1,181,000	1,343,406
OGX Austria GmbH (Brazil)†(e)(f)	8.50%	6/1/2018	225,000	5	(b)
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	447,000	445,849
Permian Resources Operating LLC†	5.875%	7/1/2029	1,676,000	1,678,378
Permian Resources Operating LLC†	7.00%	1/15/2032	1,097,000	1,144,311
Petrobras Global Finance BV (Netherlands)(e)	5.125%	9/10/2030	1,339,000	1,324,606
Petroleos Mexicanos (Mexico)(e)	6.84%	1/23/2030	400,000	411,478
SM Energy Co.	6.50%	7/15/2028	734,000	735,403
SM Energy Co.	6.625%	1/15/2027	390,000	390,752
SM Energy Co.†	6.75%	8/1/2029	620,000	636,033
SM Energy Co.†	8.375%	7/1/2028	1,523,000	1,562,590
Sunoco LP†	5.875%	7/15/2027	390,000	390,742
Sunoco LP†	7.00%	5/1/2029	514,000	530,927
Tengizchevroil Finance Co. International Ltd.†	3.25%	8/15/2030	400,000	373,685
Tengizchevroil Finance Co. International Ltd.	4.00%	8/15/2026	1,748,000	1,748,632
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	1,250,000	1,231,926
Viper Energy Partners LLC	4.90%	8/1/2030	881,000	879,899
Total				42,629,873

Oil & Gas Services 0.12%
Helix Energy Solutions Group, Inc.†	9.75%	3/1/2029	582,000	612,393
Weatherford International Ltd.†	8.625%	4/30/2030	390,000	397,149
Total				1,009,542

Packaging & Containers 0.04%
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	333,000	333,416

Pharmaceuticals 0.69%
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	504,000	499,729
Bayer U.S. Finance LLC†	6.375%	11/21/2030	600,000	632,280
EMD Finance LLC†	4.125%	8/15/2028	2,280,000	2,262,420

176	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pharmaceuticals (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%	4/30/2028	$1,210,000	$1,195,886
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	3.15%	10/1/2026	1,441,000	1,434,335
Total				6,024,650

Pipelines 3.05%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%	6/15/2029	800,000	799,944
Buckeye Partners LP	3.95%	12/1/2026	733,000	729,221
Buckeye Partners LP†	6.875%	7/1/2029	380,000	392,004
Cheniere Energy Partners LP	4.00%	3/1/2031	330,000	318,444
Colonial Enterprises, Inc.†	3.25%	5/15/2030	2,100,000	1,970,451
Columbia Pipelines Holding Co. LLC†	6.042%	8/15/2028	569,000	585,213
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%	6/1/2028	430,000	431,740
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%	3/15/2029	966,000	1,006,123
DT Midstream, Inc.†	4.125%	6/15/2029	1,892,000	1,856,001
Energy Transfer LP†	6.00%	2/1/2029	2,946,000	2,973,480
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%	1/15/2029	1,495,000	1,552,126
Genesis Energy LP/Genesis Energy Finance Corp.	8.875%	4/15/2030	360,000	376,988
Hess Midstream Operations LP†	5.125%	6/15/2028	240,000	239,721
Hess Midstream Operations LP†	5.875%	3/1/2028	662,000	669,966
Kinetik Holdings LP†	6.625%	12/15/2028	1,560,000	1,593,975
NGPL PipeCo LLC†	3.25%	7/15/2031	413,000	380,023
South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	756,000	759,130
South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	916,000	922,296
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	5.50%	1/15/2028	1,500,000	1,500,451
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.875%	2/1/2031	865,000	864,575
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	2,079,000	2,105,445
Venture Global LNG, Inc.†	8.125%	6/1/2028	310,000	317,023
Western Midstream Operating LP	6.35%	1/15/2029	1,688,000	1,754,398
Western Midstream Operating LP†	7.25%	4/1/2030	1,755,000	1,849,252
Whistler Pipeline LLC†	5.40%	9/30/2029	690,000	703,866
Total				26,651,856

See Notes to Financial Statements.	177

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS 2.08%
Apollo Commercial Real Estate Finance, Inc.†	4.625%	6/15/2029	$1,130,000	$1,129,645
EPR Properties	3.75%	8/15/2029	323,000	311,760
EPR Properties	4.75%	12/15/2026	3,360,000	3,360,737
EPR Properties	4.75%	11/15/2030	329,000	322,680
Equinix Europe 2 Financing Corp. LLC	4.60%	11/15/2030	557,000	551,989
Iron Mountain, Inc.†	4.875%	9/15/2027	858,000	855,314
Iron Mountain, Inc.†	5.25%	3/15/2028	362,000	362,193
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	2,704,000	2,650,553
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%	7/15/2031	456,000	472,649
Prologis Targeted U.S. Logistics Fund LP†	4.25%	1/15/2031	866,000	847,976
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	2,599,000	2,583,609
VICI Properties LP/VICI Note Co., Inc.†	3.875%	2/15/2029	2,638,000	2,567,643
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	840,000	826,638
Vornado Realty LP	2.15%	6/1/2026	430,000	430,000
WEA Finance LLC†	2.875%	1/15/2027	592,000	586,202
WEA Finance LLC†	3.50%	6/15/2029	312,000	300,100
Total				18,159,688

Retail 0.22%
7-Eleven, Inc.†	1.80%	2/10/2031	670,000	583,845
Dick’s Sporting Goods, Inc.†	4.00%	10/1/2029	539,000	526,042
EG Global Finance PLC (United Kingdom)†(e)	12.00%	11/30/2028	741,000	791,021
Total				1,900,908

Semiconductors 1.07%
Entegris, Inc.†	4.75%	4/15/2029	1,315,000	1,307,419
Foundry JV Holdco LLC†	5.50%	1/25/2031	1,158,000	1,187,178
Foundry JV Holdco LLC†	5.90%	1/25/2030	3,352,000	3,471,298
Foundry JV Holdco LLC†	6.15%	1/25/2032	771,000	811,426
Intel Corp.	2.45%	11/15/2029	377,000	351,296
Intel Corp.	4.65%	6/1/2031	1,145,000	1,136,429
Microchip Technology, Inc.	5.05%	3/15/2029	567,000	572,953
Microchip Technology, Inc.	5.05%	2/15/2030	498,000	502,907
Total				9,340,906

Software 1.03%
Fiserv, Inc.	5.35%	3/15/2031	194,000	196,608
Fiserv, Inc.	5.45%	3/2/2028	425,000	430,484
MSCI, Inc.†	3.625%	9/1/2030	356,000	337,636

178	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software (continued)
MSCI, Inc.†	4.00%		11/15/2029	$883,000	$856,952
Oracle Corp.	4.45%		9/26/2030	2,748,000	2,664,925
Oracle Corp.	4.55%		2/4/2029	1,219,000	1,206,978
Oracle Corp.	4.95%		2/4/2031	1,410,000	1,386,834
ROBLOX Corp.†	3.875%		5/1/2030	767,000	724,635
SS&C Technologies, Inc.†	5.50%		9/30/2027	1,175,000	1,175,626
Total					8,980,678

Telecommunications 0.37%
AT&T Mobility LLC	7.125%		12/15/2031	1,475,000	1,595,180
Deutsche Telekom International Finance BV (Netherlands)(e)	8.75%		6/15/2030	924,000	1,046,007
Telefonica Europe BV (Netherlands)(e)	8.25%		9/15/2030	514,000	580,536
Total					3,221,723

Toys/Games/Hobbies 0.30%
Hasbro, Inc.	3.90%		11/19/2029	535,000	522,006
Hasbro, Inc.	4.65%		3/12/2031	171,000	169,231
Mattel, Inc.	5.00%		11/17/2030	1,292,000	1,288,923
Mattel, Inc.†	5.875%		12/15/2027	609,000	609,026
Total					2,589,186

Transportation 0.48%
GXO Logistics, Inc.	6.25%		5/6/2029	1,116,000	1,154,472
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan)†(e)	4.875%		4/29/2031	478,000	471,085
Rumo Luxembourg SARL (Luxembourg)(e)	5.25%		1/10/2028	400,000	392,618
XPO, Inc.†	6.25%		6/1/2028	2,136,000	2,166,731
Total					4,184,906

Trucking & Leasing 0.22%
FTAI Aviation Investors LLC†	5.50%		5/1/2028	1,900,000	1,898,820

Water 0.13%
Nova Securitisation SARL (Luxembourg)†(e)	5.75%		2/3/2031	1,220,000	1,177,100
Total Corporate Bonds (cost $410,100,554)					410,720,113

FLOATING RATE LOANS(g) 2.78%

Airlines 0.24%
American Airlines, Inc. 2017 1st Lien Term Loan	–	(d)	1/29/2027	1,653,411	1,653,543
American Airlines, Inc. 2025 Term Loan	5.925% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	431,939	430,745
Total					2,084,288

See Notes to Financial Statements.	179

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Biotechnology 0.18%
RPI Intermediate Finance Partnership LP 2025 Term Loan	5.095% (1 mo. USD Term SOFR + 1.38%	)	2/4/2030	$1,639,127	$1,583,807	(h)

Commercial Services 0.19%
Mavis Tire Express Services Corp. 2025 Repriced Term Loan	6.669% (6 mo. USD Term SOFR + 3.00%	)	5/4/2028	1,637,364	1,639,173

Diversified Financial Services 0.17%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.353% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	1,484,963	1,491,526

Electronics 0.24%
Amphenol Corp. 3 Year Delayed Draw Term Loan	4.513% (1 mo. USD Term SOFR + 0.88%	)	8/22/2028	1,432,000	1,423,945
Honeywell International, Inc. Term Loan A1	4.495% (1 mo. USD Term SOFR + 0.88%	)	5/7/2027	687,500	687,500
Total					2,111,445

Internet 0.18%
Arches Buyer, Inc. 2021 Term Loan B	–	(d)	12/6/2027	1,597,906	1,596,021

Machinery: Diversified 0.09%
TK Elevator Midco GmbH 2026 USD Term Loan B (Germany)(e)	–	(d)	4/30/2030	750,000	756,679

Media 0.53%
Charter Communications Operating LLC 2023 Term Loan B4	5.692% (3 mo. USD Term SOFR + 2.00%	)	12/7/2030	1,758,764	1,747,077
Charter Communications Operating LLC 2024 Term Loan B5	–	(d)	12/15/2031	1,192,996	1,183,679
Learfield Communications LLC 2024 Term Loan B	–	(d)	6/30/2028	864,000	867,456
Telenet Financing USD LLC 2020 USD Term Loan AR	–	(d)	4/28/2028	850,000	845,431
Total					4,643,643

Oil & Gas 0.17%
Hilcorp Energy I LP Term Loan B	5.353% (1 mo. USD Term SOFR + 1.75%	)	2/11/2030	1,450,944	1,454,571

180	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 0.15%
Organon & Co. 2024 USD Term Loan	5.87% (1 mo. USD Term SOFR + 2.25%	)	5/19/2031	$1,330,000	$1,332,254

Retail 0.52%
7-Eleven, Inc. Term Loan (2028)	–	(d)	12/11/2028	1,600,000	1,600,000
Lowes Cos., Inc. Delayed Draw Term Loan	4.648% (3 mo. USD Term SOFR + 1.00%	)	9/15/2028	3,000,000	2,986,875
Total					4,586,875

Software 0.12%
RealPage, Inc. 1st Lien Term Loan	6.961% (3 mo. USD Term SOFR + 3.00%	)	4/24/2028	1,044,531	1,012,542
Total Floating Rate Loans (cost $24,448,361)					24,292,824

FOREIGN GOVERNMENT OBLIGATIONS(e) 1.61%

Colombia 0.22%
Colombia Government International Bonds	5.375%		1/21/2029	1,964,000	1,956,144

Dominican Republic 0.19%
Dominican Republic International Bonds	5.50%		2/22/2029	670,000	674,697
Dominican Republic International Bonds	5.95%		1/25/2027	648,000	654,681
Dominican Republic International Bonds	8.625%		4/20/2027	298,000	307,871
Total					1,637,249

Kazakhstan 0.06%
Baiterek National Investment Holding JSC†	5.45%		5/8/2028	281,000	285,187
Development Bank of Kazakhstan JSC†	5.25%		10/23/2029	250,000	254,678
Total					539,865

Mexico 0.43%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	3,699,000	3,724,819

Romania 0.62%
Romania Government International Bonds	5.25%		11/25/2027	2,046,000	2,058,529
Romania Government International Bonds†	5.75%		9/16/2030	936,000	948,455
Romania Government International Bonds†	5.875%		1/30/2029	1,046,000	1,065,420
Romania Government International Bonds	6.625%		2/17/2028	1,260,000	1,295,979
Total					5,368,383

Turkey 0.09%
Turkiye Ihracat Kredi Bankasi AS†	6.125%		5/2/2029	800,000	792,342
Total Foreign Government Obligations (cost $13,954,692)					14,018,802

See Notes to Financial Statements.	181

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K061 Class X1(i)	0.149%	#(j)	11/25/2026	$12,706,360	$8,249
Government National Mortgage Association Series 2013-193 IO(i)	0.121%	#(j)	1/16/2055	12,563	22
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	10,450	10,297
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $15,477)					18,568

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.22%
Federal Home Loan Mortgage Corp.	4.855% (30 day USD SOFR Average + 2.14%	)#	10/1/2055	382,195	382,524
Federal Home Loan Mortgage Corp.	4.884% (30 day USD SOFR Average + 2.12%	)#	3/1/2056	1,203,045	1,202,699
Federal Home Loan Mortgage Corp.	4.999% (30 day USD SOFR Average + 2.23%	)#	9/1/2055	351,307	351,911
Federal Home Loan Mortgage Corp.	5.367% (30 day USD SOFR Average + 2.18%	)#	8/1/2055	307,170	310,353
Federal Home Loan Mortgage Corp.	5.423% (30 day USD SOFR Average + 2.08%	)#	10/1/2055	449,154	450,946
Federal Home Loan Mortgage Corp.	5.504% (30 day USD SOFR Average + 2.29%	)#	7/1/2055	816,549	826,162
Federal Home Loan Mortgage Corp.	5.621% (30 day USD SOFR Average + 2.13%	)#	8/1/2055	461,803	468,099
Federal Home Loan Mortgage Corp.	5.855% (30 day USD SOFR Average + 2.12%	)#	5/1/2055	560,017	569,608
Federal Home Loan Mortgage Corp.	6.006% (30 day USD SOFR Average + 2.32%	)#	8/1/2054	295,097	300,955
Federal National Mortgage Association	4.54% (30 day USD SOFR Average + 2.25%	)#	4/1/2056	690,214	688,368
Federal National Mortgage Association	4.60% (30 day USD SOFR Average + 2.08%	)#	4/1/2056	673,443	672,506
Federal National Mortgage Association	4.879% (30 day USD SOFR Average + 2.16%	)#	3/1/2056	2,280,168	2,280,342
Federal National Mortgage Association	5.466% (30 day USD SOFR Average + 2.03%	)#	10/1/2055	161,494	163,048
Federal National Mortgage Association	5.523% (30 day USD SOFR Average + 2.11%	)#	10/1/2053	106,419	108,057
Federal National Mortgage Association	5.727% (30 day USD SOFR Average + 2.20%	)#	8/1/2055	692,965	704,785
Federal National Mortgage Association	5.862% (30 day USD SOFR Average + 2.13%	)#	2/1/2054	172,102	175,468
Federal National Mortgage Association	5.979% (30 day USD SOFR Average + 2.16%	)#	9/1/2055	2,258,813	2,307,456

182	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Government National Mortgage Association	7.00%		4/20/2054 - 1/20/2055	$6,718,677	$6,971,127
Uniform Mortgage-Backed Security(k)	4.50%		TBA	3,765,000	3,723,551
Uniform Mortgage-Backed Security(k)	5.00%		TBA	14,451,000	14,514,588
Uniform Mortgage-Backed Security(k)	5.50%		TBA	5,990,000	6,090,591
Uniform Mortgage-Backed Security(k)	6.00%		TBA	2,227,000	2,288,150
Total Government Sponsored Enterprises Pass-Throughs (cost $45,629,416)					45,551,294

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.60%
ALA Trust Series 2025-OANA Class A†	5.371% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	550,000	553,048
ARDN Mortgage Trust Series 2025-ARCP Class A†	5.377% (1 mo. USD Term SOFR + 1.75%	)#	6/15/2035	260,000	260,884
ARES Commercial Mortgage Trust Series 2026-AZURE Class A†	4.977% (1 mo. USD Term SOFR + 1.35%	)#	3/15/2038	680,000	680,980
Bank Series 2017-BNK8 Class A3	3.229%		11/15/2050	266,463	262,075
Bank5 Series 2023-5YR2 Class A3	6.656%	#(j)	7/15/2056	710,000	733,489
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	1,170,000	1,206,923
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	830,000	856,384
BBCMS Mortgage Trust Series 2020-C7 Class A5	2.037%		4/15/2053	1,560,000	1,407,264
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	1,189,592	1,187,157
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	970,000	1,002,751
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(j)	2/15/2051	360,000	355,198
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	560,000	539,756
Benchmark Mortgage Trust Series 2024-V11 Class A3	5.909%	#(j)	11/15/2057	750,000	776,332
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	1,210,000	1,245,761
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2057	460,000	473,158
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(j)	5/15/2056	1,100,000	1,141,923
Benchmark Mortgage Trust Series 2024-V8 Class A3	6.189%	#(j)	7/15/2057	460,000	477,769
Benchmark Mortgage Trust Series 2025-V18 Class A3	5.184%		10/15/2058	1,890,000	1,916,193

See Notes to Financial Statements.	183

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust Series 2026-V21 Class A3	5.127%		3/15/2059	$2,540,000	$2,572,258
BMO Mortgage Trust Series 2023-5C2 Class A3	7.055%	#(j)	11/15/2056	800,000	838,883
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(j)	12/15/2057	750,000	768,936
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	1,770,000	1,822,500
BMO Mortgage Trust Series 2025-5C12 Class A3	5.18%		10/15/2058	920,000	931,359
BWAY Mortgage Trust Series 2013-1515 Class XB†(i)	0.403%	#(j)	3/10/2033	47,800,000	367,998
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.069% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	479,510	481,240
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.007% (1 mo. USD Term SOFR + 1.38%	)#	8/15/2042	688,290	689,816
BX Trust Series 2024-CNYN Class A†	5.069% (1 mo. USD Term SOFR + 1.44%	)#	4/15/2041	943,418	945,752
BX Trust Series 2025-ARIA Class A†	5.031%	#(j)	12/13/2042	870,000	874,581
BX Trust Series 2025-ROIC Class A†	4.771% (1 mo. USD Term SOFR + 1.14%	)#	3/15/2030	472,338	472,083
BX Trust Series 2025-TAIL Class A†	5.027% (1 mo. USD Term SOFR + 1.40%	)#	6/15/2035	560,000	561,221
BX Trust Series 2025-VOLT Class A†	5.327% (1 mo. USD Term SOFR + 1.70%	)#	12/15/2044	1,470,000	1,473,398
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA(i)	0.779%	#(j)	5/10/2058	6,373	0
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(i)	1.134%	#(j)	11/10/2049	1,462,504	880
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(i)	0.624%	#(j)	12/10/2054	3,227,212	2,803
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(i)	Zero Coupon	#(j)	6/10/2048	1,066,110	6
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	43,597	43,302
COMM Mortgage Trust Series 2012-CR4 Class XA(i)	1.144%	#(j)	10/15/2045	861,123	20,585
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(i)	1.252%	#(j)	8/10/2049	455,359	36
CONE Trust Series 2024-DFW1 Class A†	5.269% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	650,000	648,202

184	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(i)	0.54%	#(j)	9/15/2037	$39,135,267	$305,247
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA(i)	0.74%	#(j)	11/15/2049	2,201,915	143
CSMC Trust Series 2016-NXSR Class XB(i)	0.146%	#(j)	12/15/2049	20,135,000	21,780
DBC Mortgage Trust Series 2025-DBC Class A†	4.978% (1 mo. USD Term SOFR + 1.35%	)#	11/15/2042	670,000	671,103
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	2,190,000	2,177,910
DBJPM Mortgage Trust Series 2016-C3 Class XA(i)	1.234%	#(j)	8/10/2049	3,110,455	255
DBWF Mortgage Trust Series 2015-LCM Class XA†(i)	0.423%	#(j)	6/10/2034	9,646	1
DBWF Mortgage Trust Series 2016-85T Class XA†(i)	0.014%	#(j)	12/10/2036	61,529,000	10,032
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	5.462% (30 day USD SOFR Average + 1.85%	)#	11/25/2043	254,679	256,330
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1A†	5.612% (30 day USD SOFR Average + 2.00%	)#	5/25/2043	554,405	557,440
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	4.962% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	227,146	228,058
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	4.862% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	1,643,230	1,649,535
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	4.662% (30 day USD SOFR Average + 1.05%	)#	10/25/2044	344,000	344,671
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	4.862% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	505,036	505,101
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	4.862% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	262,500	263,721
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	4.612% (30 day USD SOFR Average + 1.00%	)#	2/25/2045	341,793	342,244
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	4.762% (30 day USD SOFR Average + 1.15%	)#	3/25/2044	295,413	295,456

See Notes to Financial Statements.	185

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	4.762% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	$457,173	$458,489
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	4.562% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	556,949	557,718
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	4.712% (30 day USD SOFR Average + 1.10%	)#	1/25/2045	348,339	348,459
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R05 Class 2A1†	4.612% (30 day USD SOFR Average + 1.00%	)#	7/25/2045	290,939	291,506
GS Mortgage Securities Trust Series 2017-GS7 Class A4	3.43%		8/10/2050	3,130,000	3,091,969
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	300,000	284,530
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.467%	#(j)	1/13/2040	810,000	827,481
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	5,000,000	1,160,092
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†(i)	0.376%	#(j)	6/10/2027	2,906,000	1,453
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†(i)	0.034%	#(j)	6/10/2027	1,292,000	1
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(i)	0.554%	#(j)	12/15/2049	2,626,842	1,489
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(i)	1.003%	#(j)	9/15/2050	5,415,121	36,977
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class XA†(i)	0.485%	#(j)	7/5/2031	129,394,000	5,163
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class XB†(i)	0.154%	#(j)	7/5/2031	50,413,000	1,099
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XBFX†(i)	0.377%	#(j)	7/5/2033	95,152,000	446,945
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class XA(i)	0.697%	#(j)	11/15/2047	313,606	16
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.517% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	670,000	670,920

186	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LBA Trust Series 2024-7IND Class A†	5.07% (1 mo. USD Term SOFR + 1.44%	)#	10/15/2041	$390,606	$391,396
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.01% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	1,320,000	1,320,940
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	1,140,000	1,171,727
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(i)	1.224%	#(j)	11/15/2049	2,736,731	1,722
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA(i)	1.506%	#(j)	8/15/2049	1,744,782	160
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(j)	9/24/2057	2,833,103	2,782,998
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	1,030,000	1,045,225
SCG Trust Series 2025-SNIP Class A†	5.127% (1 mo. USD Term SOFR + 1.50%	)#	9/15/2042	900,000	904,707
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(j)	2/25/2050	14,478	13,984
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.07% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	910,000	905,542
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	80,000	75,060
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(i)	1.651%	#(j)	8/15/2049	462,115	49
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class XB(i)	0.913%	#(j)	10/15/2049	7,056,835	9,117
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	150,000	145,315
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	1,080,000	1,112,843
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	2,160,000	2,249,803
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	1,030,000	1,060,530
WFRBS Commercial Mortgage Trust Series 2014-C21 Class XB(i)	0.456%	#(j)	8/15/2047	13,212,717	28,907
Total Non-Agency Commercial Mortgage-Backed Securities (cost $60,394,165)					57,626,243

U.S. TREASURY OBLIGATIONS 16.48%
U.S. Treasury Inflation-Indexed Bonds(l)	0.125%		2/15/2051	9,509,325	5,086,212
U.S. Treasury Inflation-Indexed Notes(l)	0.125%		1/15/2032	20,839,525	19,149,928
U.S. Treasury Inflation-Indexed Notes(l)	1.25%		4/15/2028	37,421,720	37,329,274
U.S. Treasury Inflation-Indexed Notes(l)	1.625%		4/15/2030	24,161,634	24,247,237

See Notes to Financial Statements.	187

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation-Indexed Notes(l)	1.875%	7/15/2035	$4,523,376	$4,493,753
U.S. Treasury Inflation-Indexed Notes(l)	1.875%	1/15/2036	20,318,000	20,040,594
U.S. Treasury Notes	3.625%	12/31/2030	25,660,000	25,122,744
U.S. Treasury Notes	3.75%	4/30/2028	8,500,000	8,460,820
Total U.S. Treasury Obligations (cost $145,025,647)				143,930,562
Total Long-Term Investments (cost $856,313,522)				852,804,697

SHORT-TERM INVESTMENTS 3.54%

COMMERCIAL PAPER 1.47%

Beverages 0.28%
Keurig Dr. Pepper, Inc.†	4.463%	6/29/2026	1,621,000	1,615,478
Keurig Dr. Pepper, Inc.†	4.492%	7/6/2026	826,000	822,458
Total				2,437,936

Investment Companies 0.04%
HA Sustainable Infrastructure Capital, Inc.†	4.317%	6/5/2026	369,000	368,826

Pipelines 0.15%
NGPL PipeCo LLC†	4.209%	6/1/2026	1,371,000	1,371,000

Retail 1.00%
AutoNation, Inc.†	4.108%	6/1/2026	8,716,000	8,716,000
Total Commercial Paper (cost $12,893,762)				12,893,762

U.S. TREASURY OBLIGATIONS 1.46%
U.S. Treasury Bills (Cost $12,723,868)	Zero Coupon	9/15/2026	12,860,000	12,723,021

REPURCHASE AGREEMENTS 0.61%
Repurchase Agreement dated 5/29/2026, 3.500% due 6/1/2026 with Barclays Capital, Inc. collateralized by $911,500 of U.S. Treasury Note at 2.875% due 4/30/2029; value: $884,694; proceeds: $867,253 (cost $867,000)			867,000	867,000
Repurchase Agreement dated 5/29/2026, 3.580% due 6/1/2026 with JPMorgan Securities LLC collateralized by $4,510,300 of U.S. Treasury Bond at 4.375% due 5/15/2034; value: $4,527,551; proceeds: $4,438,324 (cost $4,437,000)			4,437,000	4,437,000

188	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Investments	Fair Value
REPURCHASE AGREEMENTS (continued)
Total Repurchase Agreements (cost $5,304,000)	$5,304,000
Total Short-Term Investments (cost $30,921,630)	30,920,783
Total Investments in Securities 101.21% (cost $887,235,152)	883,725,480
Other Assets and Liabilities – Net (1.21)%	(10,571,207)
Net Assets 100.00%	$873,154,273

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2026, the total value of Rule 144A securities was $407,059,008, which represents 46.62% of net assets (see Note 2(n)).
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2026.
(a)	Step Bond – Security with a predetermined schedule of interest rate changes.
(b)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Securities purchased on a when-issued basis (See Note 2(m)).
(d)	Interest rate to be determined.
(e)	Foreign security traded in U.S. dollars.
(f)	Defaulted.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2026.
(h)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(l)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.

See Notes to Financial Statements.	189

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at May 31, 2026(1):

Referenced Indexes/Issuers	Fund Receives (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/(Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)(2)	Value
CDX.NA.IG.S41	1.00%	12/20/2028	$6,540,000	$31,027	$88,700	$119,727
CDX.NA.IG.S42	1.00%	6/20/2029	12,718,000	186,799	65,980	252,779
CDX.NA.IG.S43	1.00%	12/20/2029	7,500,000	132,119	24,937	157,056
Oracle Corp.	1.00%	12/20/2027	1,725,000	10,323	(4,116)	6,207
Total				$360,268	$175,501	$535,769

Referenced Indexes/Issuers	Fund Receives (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/(Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)(2)	Value
Oracle Corp.	1.00%	12/20/2030	$402,000	$(6,328)	$(1,387)	$(7,715)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $179,617. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $5,503.

Centrally Cleared Interest Rate Swap Contracts at May 31, 2026:

Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)	Value
12-Month USD SOFR Index	3.844%	8/6/2027	$20,000,000	$–	$ (3,985)	$(3,985)

SOFR	Secured Overnight Financing Rate.

190	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at May 31, 2026:

Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
1.976%	CPI Urban Consumer NSA	12/2/2028	$10,000,000	$1,723,886
2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	806,970
2.113%	CPI Urban Consumer NSA	12/29/2027	5,000,000	789,302
2.164%	CPI Urban Consumer NSA	12/22/2026	20,000,000	269,877
2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	1,376,869
2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	1,348,931
2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	1,322,834
2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	1,260,311
2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	1,254,350
2.353%	CPI Urban Consumer NSA	6/6/2028	10,000,000	1,272,783
2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	3,081,450
2.375%	CPI Urban Consumer NSA	8/9/2028	10,000,000	1,220,620
2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	1,230,651
2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	1,221,677
2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	1,202,635
2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	1,209,897
2.396%	CPI Urban Consumer NSA	10/9/2028	10,000,000	1,210,889
2.406%	CPI Urban Consumer NSA	1/16/2031	22,000,000	338,002	(1)
2.408%	CPI Urban Consumer NSA	5/21/2028	5,000,000	601,504
2.409%	CPI Urban Consumer NSA	12/24/2029	15,000,000	305,549
2.439%	CPI Urban Consumer NSA	12/10/2034	8,000,000	142,464
2.446%	CPI Urban Consumer NSA	5/29/2045	5,700,000	42,925
2.470%	CPI Urban Consumer NSA	6/9/2035	11,000,000	138,324
2.474%	CPI Urban Consumer NSA	7/26/2044	8,200,000	38,458
2.493%	CPI Urban Consumer NSA	6/28/2030	25,000,000	2,820,130
2.505%	CPI Urban Consumer NSA	12/4/2027	25,000,000	255,660
2.510%	CPI Urban Consumer NSA	6/30/2030	20,000,000	2,213,358
2.539%	CPI Urban Consumer NSA	7/14/2040	5,000,000	10,723
2.545%	CPI Urban Consumer NSA	7/14/2033	9,500,000	86,473
2.602%	CPI Urban Consumer NSA	2/4/2028	25,000,000	306,926
2.605%	CPI Urban Consumer NSA	9/19/2028	60,000,000	918,780
2.638%	CPI Urban Consumer NSA	11/15/2051	19,000,000	204,749	(2)
2.692%	CPI Urban Consumer NSA	4/4/2028	20,000,000	120,512
2.706%	CPI Urban Consumer NSA	5/5/2031	15,000,000	28,801
2.850%	CPI Urban Consumer NSA	10/28/2027	30,000,000	325,069
2.859%	CPI Urban Consumer NSA	5/5/2029	25,000,000	37,489
2.870%	CPI Urban Consumer NSA	4/4/2027	20,000,000	81,797
2.897%	CPI Urban Consumer NSA	10/2/2027	20,000,000	96,278
2.940%	CPI Urban Consumer NSA	3/23/2028	27,000,000	112,210	(3)
2.960%	CPI Urban Consumer NSA	9/8/2027	20,000,000	75,121
Total				$31,105,234

See Notes to Financial Statements.	191

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at May 31, 2026:

Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
2.665%	CPI Urban Consumer NSA	3/9/2052	$22,000,000	$(193,574	)(4)
2.698%	CPI Urban Consumer NSA	5/22/2031	19,000,000	(17,105)
2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	(465,701	)(5)
Total				$(676,380)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $317,610, which includes upfront payment of $20,392. Upfront payments paid (received) are presented net of amortization.
(2)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $179,394, which includes upfront payment of $25,355. Upfront payments paid (received) are presented net of amortization.
(3)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $177,341, which includes upfront payment of $(65,131). Upfront payments paid (received) are presented net of amortization.
(4)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $(771,440), which includes upfront payment of $577,866. Upfront payments paid (received) are presented net of amortization.
(5)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $(76,465), which includes upfront payment of $(389,236). Upfront payments paid (received) are presented net of amortization.

Consumer Price Index (“CPI”) OTC Swap Contracts at May 31, 2026:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$3,197,984
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	774,325
Bank of America	2.298%	CPI Urban Consumer NSA	4/5/2029	5,000,000	664,379
Bank of America	2.301%	CPI Urban Consumer NSA	3/28/2029	5,000,000	663,429
Bank of America	2.348%	CPI Urban Consumer NSA	3/10/2032	5,000,000	637,734
Bank of America	2.398%	CPI Urban Consumer NSA	2/12/2033	5,000,000	593,461
Barclays Bank PLC	2.410%	CPI Urban Consumer NSA	2/1/2032	10,000,000	1,192,777
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	209,039
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	160,060
Total Unrealized Appreciation on CPI OTC Swap Contracts					$8,093,188

Consumer Price Index (“CPI”) OTC Swap Contracts at May 31, 2026:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	$15,000,000	$(1,311,490)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	(167,877)
Total Unrealized Depreciation on CPI OTC Swap Contracts					$(1,479,367)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.

192	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2026

Futures Contracts at May 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2026	1,431	Long	$295,279,102	$295,590,937	$311,835
U.S. 5-Year Treasury Note	September 2026	896	Long	95,574,497	96,061,000	486,503
Total Unrealized Appreciation on Futures Contracts						$798,338

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	September 2026	308	Short	$(34,231,588)	$(34,520,062)	$(288,474)
U.S. Ultra Treasury Bond	September 2026	22	Short	(2,475,292)	(2,516,938)	(41,646)
Total Unrealized Depreciation on Futures Contracts						$(330,120)

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$1,013,924	$1,604,000	$2,617,924
Remaining Industries	–	153,632,368	–	153,632,368
Convertible Bonds	–	395,999	–	395,999
Corporate Bonds
Oil & Gas	–	42,629,868	5	42,629,873
Remaining Industries	–	368,090,240	–	368,090,240
Floating Rate Loans
Biotechnology	–	–	1,583,807	1,583,807
Remaining Industries	–	22,709,017	–	22,709,017
Foreign Government Obligations	–	14,018,802	–	14,018,802
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	18,568	–	18,568
Government Sponsored Enterprises Pass-Throughs	–	45,551,294	–	45,551,294
Non-Agency Commercial Mortgage-Backed Securities	–	57,626,243	–	57,626,243
U.S. Treasury Obligations	–	143,930,562	–	143,930,562
Short-Term Investments
Commercial Paper	–	12,893,762	–	12,893,762
U.S. Treasury Obligations	–	12,723,021	–	12,723,021
Repurchase Agreements	–	5,304,000	–	5,304,000
Total	$–	$880,537,668	$3,187,812	$883,725,480

See Notes to Financial Statements.	193

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND May 31, 2026

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$535,769	$–	$535,769
Liabilities	–	(7,715)	–	(7,715)
Centrally Cleared Interest Rate Swap Contracts
Assets	–	–	–	–
Liabilities	–	(3,985)	–	(3,985)
Centrally Cleared CPI Swap Contracts
Assets	–	31,105,234	–	31,105,234
Liabilities	–	(676,380)	–	(676,380)
OTC CPI Swap Contracts
Assets	–	8,093,188	–	8,093,188
Liabilities	–	(1,479,367)	–	(1,479,367)
Futures Contracts
Assets	798,338	–	–	798,338
Liabilities	(330,120)	–	–	(330,120)
Total	$468,218	$37,566,744	$–	$38,034,962

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

194	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION CORE BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 102.09%

ASSET-BACKED SECURITIES 23.43%

Automobiles 10.22%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class B†	5.827%		5/17/2032	$807,252	$817,760
Ally Bank Auto Credit-Linked Notes Series 2025-A Class B†	4.648%		6/15/2033	978,477	979,002
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81%		5/18/2028	664,411	667,122
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%		1/18/2029	551,194	554,256
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class C†	5.112% (30 day USD SOFR Average + 1.50%	)#	12/26/2031	324,540	325,689
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%		1/16/2029	1,310,000	1,317,045
Carmax Auto Owner Trust Series 2023-2 Class D	6.55%		10/15/2029	1,070,000	1,087,953
CarMax Auto Owner Trust Series 2023-2 Class B	5.18%		11/15/2028	850,000	856,967
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	859,302	866,868
CarMax Select Receivables Trust Series 2025-B Class A3	4.12%		3/15/2030	1,415,000	1,412,063
Carvana Auto Receivables Trust Series 2023-P3 Class A4†	5.71%		7/10/2029	1,062,000	1,078,541
Carvana Auto Receivables Trust Series 2023-P4 Class A3†	6.16%		10/10/2028	714,570	718,730
Carvana Auto Receivables Trust Series 2024-P1 Class A4†	5.08%		3/11/2030	1,110,000	1,121,919
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%		5/25/2029	1,315,882	1,324,248
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%		1/18/2028	161,607	162,022
Citizens Auto Receivables Trust Series 2023-1 Class A4†	5.78%		10/15/2030	1,200,000	1,209,997
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%		10/15/2030	1,040,000	1,050,849
Consumer Portfolio Services Auto Trust Series 2025-A Class C†	5.25%		4/15/2031	850,000	855,857
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%		1/15/2031	1,510,000	1,511,724
Enterprise Fleet Financing LLC Series 2025-3 Class A4†	4.64%		3/22/2032	1,545,000	1,552,542
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	863,112	871,844

See Notes to Financial Statements.	195

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Exeter Automobile Receivables Trust Series 2023-3A Class C	6.21%	6/15/2028	$134,893	$135,050
Exeter Automobile Receivables Trust Series 2024-2A Class C	5.74%	5/15/2029	1,071,771	1,077,512
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%	9/15/2028	515,478	516,173
Exeter Automobile Receivables Trust Series 2024-3A Class C	5.70%	7/16/2029	2,080,000	2,095,551
Fifth Third Auto Trust Series 2023-1 Class A4	5.52%	2/17/2031	1,565,000	1,580,269
Ford Credit Auto Owner Trust Series 2022-D Class C	6.46%	5/15/2030	2,260,000	2,271,520
GM Financial Automobile Leasing Trust Series 2026-1 Class A4	3.98%	1/22/2030	1,165,000	1,157,712
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3	5.78%	8/16/2028	797,231	803,104
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class B	5.28%	10/16/2029	1,357,000	1,374,869
LAD Auto Receivables Trust Series 2023-4A Class A4†	6.24%	6/15/2028	523,882	524,816
LAD Auto Receivables Trust Series 2024-2A Class A3†	5.61%	8/15/2028	246,267	246,926
LAD Auto Receivables Trust Series 2024-3A Class A4†	4.60%	12/17/2029	1,195,000	1,200,212
LAD Auto Receivables Trust Series 2026-2A Class A3†	4.33%	8/15/2031	1,730,000	1,727,310
M&T Bank Auto Receivables Trust Series 2024-1A Class A3†	5.22%	2/17/2032	2,279,493	2,297,617
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3	5.95%	11/15/2028	833,708	841,152
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A4	6.01%	1/15/2031	1,500,000	1,535,740
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	729,503	733,828
Octane Receivables Trust Series 2023-1A Class C†	6.37%	9/20/2029	1,330,000	1,340,689
Octane Receivables Trust Series 2023-3A Class A2†	6.44%	3/20/2029	10,533	10,548
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	897,577	901,213
Porsche Financial Auto Securitization Trust Series 2024-1A Class A4†	4.49%	12/22/2032	1,605,000	1,610,887
Santander Bank Auto Credit-Linked Notes Series 2023-A Class A2†	6.026%	6/15/2033	1,140,589	1,155,190

196	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Bank Auto Credit-Linked Notes Series 2024-A Class A2†	5.605%		6/15/2032	$817,113	$828,122
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%		5/15/2030	1,797,242	1,806,683
Santander Drive Auto Receivables Trust Series 2023-5 Class B	6.16%		12/17/2029	1,805,474	1,818,948
Santander Drive Auto Receivables Trust Series 2024-1 Class C	5.45%		3/15/2030	1,240,000	1,249,709
Santander Drive Auto Receivables Trust Series 2024-2 Class B	5.78%		7/16/2029	2,630,000	2,645,565
SCCU Auto Receivables Trust Series 2023-1A Class A4†	5.70%		8/15/2029	1,265,000	1,280,250
SCCU Auto Receivables Trust Series 2025-1A Class A4†	4.68%		9/15/2031	1,035,000	1,035,163
U.S. Bank NA Series 2026-RVM1 Class B1†	4.959%		12/25/2046	1,267,663	1,252,489
Western Funding Auto Loan Trust Series 2025-1 Class A†	4.75%		7/16/2035	1,585,000	1,590,793
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%		2/15/2029	1,640,000	1,650,840
Westlake Automobile Receivables Trust Series 2024-1A Class D†	6.02%		10/15/2029	2,200,000	2,239,007
Westlake Automobile Receivables Trust Series 2024-2A Class B†	5.62%		3/15/2030	1,125,000	1,130,197
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%		2/15/2029	1,481,576	1,495,305
World Omni Auto Receivables Trust Series 2024-B Class A3	5.27%		9/17/2029	587,139	591,444
World Omni Auto Receivables Trust Series 2026-B Class A3	4.37%		6/16/2031	710,000	710,972
Total					66,806,373

Credit Card 0.12%
First National Master Note Trust Series 2026-1I Class A	4.61%		5/15/2031	770,000	772,991

Other 13.07%
1988 CLO 5 Ltd. Series 2024-5A Class A1†	5.213% (3 mo. USD Term SOFR + 1.54%	)#	7/15/2037	600,000	600,897
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	1,535,000	1,527,438
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	980,000	975,324
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	654,732	659,215

See Notes to Financial Statements.	197

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Apex Credit CLO Ltd. Series 2021-1A Class ANR†	4.895% (3 mo. USD Term SOFR + 1.22%	)#	7/18/2034	$3,100,000	$3,101,500
ARES Loan Funding V Ltd. Series 2024-ALF5AR Class A1R†(a)	–	(b)	7/25/2037	1,640,000	1,640,410
BAR Issuer LLC Series 2026-FL1 Class A†	5.203% (1 mo. USD Term SOFR + 1.60%	)#	8/20/2043	880,000	884,334
Barrow Hanley CLO III Ltd. Series 2024-3A Class AR†	4.891% (3 mo. USD Term SOFR + 1.27%	)#	4/20/2038	1,010,000	1,011,970
BBAM U.S. CLO III Ltd. Series 2023-3A Class A1R†	4.843% (3 mo. USD Term SOFR + 1.17%	)#	10/15/2038	3,060,000	3,061,218
Black Diamond CLO Ltd. Series 2021-1A Class A1AR†	4.914% (3 mo. USD Term SOFR + 1.25%	)#	11/22/2034	800,000	800,055
BlueMountain CLO XXIX Ltd. Series 2020-29AR Class AR2†(a)	–	(b)	7/25/2034	3,250,000	3,250,812
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.011% (1 mo. USD Term SOFR + 1.39%	)#	1/17/2043	1,290,000	1,294,158
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	4.726% (3 mo. USD Term SOFR + 1.06%	)#	5/29/2032	1,742,939	1,747,166
CQS U.S. CLO Ltd. Series 2023-3A Class A1R†	5.04% (3 mo. USD Term SOFR + 1.37%	)#	1/25/2037	3,250,000	3,255,466
Crossroads Asset Trust Series 2025-A Class A2†	4.91%		2/20/2032	1,308,200	1,315,228
Crown City CLO IV Series 2022-4A Class A1R2†	4.91% (3 mo. USD Term SOFR + 1.28%	)#	4/20/2037	1,230,000	1,231,758
Dell Equipment Finance Trust Series 2025-1 Class D†	5.64%		8/22/2031	875,000	887,548
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	4.932% (3 mo. USD Term SOFR + 1.29%	)#	8/20/2034	2,040,000	2,041,554
Dryden 45 Senior Loan Fund Series 2016-45A Class BRR†	5.323% (3 mo. USD Term SOFR + 1.65%	)#	10/15/2030	800,000	802,213
Eaton Vance CLO Ltd. Series 2019-1AR Class AR3†(a)	–	(b)	7/15/2037	640,000	640,160
Empower CLO Ltd. Series 2024-1A Class A1R†	4.934% (3 mo. USD Term SOFR + 1.28%	)#	4/25/2037	3,250,000	3,257,312
Gracie Point International Funding LLC Series 2025-1A Class A†	5.149% (30 day USD SOFR Average + 1.50%	)#	8/15/2028	1,065,000	1,066,446
HPEFS Equipment Trust Series 2023-2A Class D†	6.97%		7/21/2031	788,437	792,386

198	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Kennedy Lewis CLO 13 Ltd. Series 2023-13A Class A1R†	4.815% (3 mo. USD Term SOFR + 1.14%	)#	1/20/2038	$2,300,000	$2,303,740
KKR CLO 40 Ltd. Series 40A Class AR†	4.975% (3 mo. USD Term SOFR + 1.30%	)#	10/20/2034	250,000	250,235
LCM 33 Ltd. Series 33A Class AR†	4.855% (3 mo. USD Term SOFR + 1.18%	)#	7/20/2034	1,450,000	1,450,671
LCM 34 Ltd. Series 34A Class A1R†	4.855% (3 mo. USD Term SOFR + 1.18%	)#	10/20/2034	1,820,000	1,820,559
Lendmark Funding Trust Series 2026-1A Class A†	4.80%		11/20/2035	505,000	503,241
M&T Equipment Notes Series 2024-1A Class A3†	4.76%		8/18/2031	1,620,000	1,626,809
M&T Equipment Notes Series 2024-1A Class A4†	4.94%		8/18/2031	1,520,000	1,533,135
Marble Point CLO XV Ltd. Series 2019-1A Class BR2†	5.266% (3 mo. USD Term SOFR + 1.60%	)#	7/23/2032	3,120,000	3,122,989
Marble Point CLO XXIII Ltd. Series 2021-4A Class A1R†	4.824% (3 mo. USD Term SOFR + 1.16%	)#	1/22/2035	300,000	300,139
Mariner Finance Issuance Trust Series 2024-AA Class B†	5.68%		9/22/2036	1,245,000	1,256,089
Nassau LLC Series 2020-1AR Class A1RR†(a)	–	(b)	1/15/2035	1,120,000	1,120,280
Navesink CLO 1 Ltd. Series 2023-1A Class A1R†	5.347% (3 mo. USD Term SOFR + 1.68%	)#	7/25/2033	750,000	750,524
Navesink CLO 3 Ltd. Series 2025-3A Class A1†	5.153% (3 mo. USD Term SOFR + 1.48%	)#	7/15/2037	1,550,000	1,551,386
Neuberger Berman Loan Advisers CLO 54 Ltd. Series 2024-54AR Class AR†(a)	–	(b)	4/23/2038	1,620,000	1,620,405
NMEF Funding LLC Series 2025-B Class A2†	4.64%		1/18/2033	403,723	404,818
OneMain Financial Issuance Trust Series 2023-1A Class A†	5.50%		6/14/2038	1,955,000	1,995,253
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	198,254	198,521
PEAC Solutions Receivables LLC Series 2025-1A Class A2†	4.94%		10/20/2028	1,254,592	1,259,948
PEAC Solutions Receivables LLC Series 2026-1A Class A2†	4.27%		10/20/2028	1,765,000	1,764,520
PEAC Solutions Receivables LLC Series 2026-1A Class A3†	4.39%		7/20/2033	1,555,000	1,547,734
PFP Ltd. Series 2026-14 Class A†(a)	4.97% (1 mo. USD Term SOFR + 1.32%	)#	12/18/2043	1,010,000	1,010,940
Post Road Equipment Finance LLC Series 2025-1A Class A2†	4.90%		5/15/2031	827,045	831,894

See Notes to Financial Statements.	199

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Post Road Equipment Finance LLC Series 2026-1A Class B†	4.91%		2/15/2033	$2,510,000	$2,508,910
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	1,576,926	1,598,180
Sixth Street CLO XXIV Ltd. Series 2024-24A Class A1R†	4.92% (3 mo. USD Term SOFR + 1.24%	)#	4/23/2037	1,000,000	1,002,637
Sound Point CLO XXXI Ltd. Series 2021-3AR Class AR†(a)	–	(b)	10/25/2034	1,630,000	1,630,408
Sycamore Tree CLO Ltd. Series 2023-3AR Class A1R2†	4.885% (3 mo. USD Term SOFR + 1.26%	)#	4/20/2037	2,250,000	2,250,563
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	363,797	363,576
Verdant Receivables LLC Series 2024-1A Class A2†	5.68%		12/12/2031	1,804,855	1,831,017
Verdant Receivables LLC Series 2024-1A Class C†	6.25%		12/12/2031	1,190,000	1,216,591
Verdant Receivables LLC Series 2025-1A Class A2†	4.85%		3/13/2028	982,055	985,086
VFI ABS LLC Series 2025-1A Class A†	4.78%		6/24/2030	1,130,609	1,133,520
Vibrant CLO XII Ltd. Series 2021-12A Class A1A2†	4.825% (3 mo. USD Term SOFR + 1.15%	)#	4/20/2034	350,000	350,573
Voya CLO Ltd. Series 2015-3A Class A3R4†	5.125% (3 mo. USD Term SOFR + 1.45%	)#	10/20/2031	1,890,000	1,891,813
Wind River CLO Ltd. Series 2022-1AR Class ARR†(a)	–	(b)	7/20/2035	1,360,000	1,360,340
Wind River CLO Ltd. Series 2024-1A Class AR†	4.981% (3 mo. USD Term SOFR + 1.33%	)#	4/20/2037	1,300,000	1,303,492
Wingspire Equipment Finance LLC Series 2025-1A Class A2†	4.33%		9/20/2033	1,940,000	1,940,398
Total					85,435,502

Student Loan 0.02%
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	103,735	94,563
Total Asset-Backed Securities (cost $153,160,368)					153,109,429

CORPORATE BONDS 44.83%

Aerospace/Defense 0.73%
Howmet Aerospace, Inc.	3.75%		3/3/2028	1,982,000	1,961,099
Rolls-Royce PLC (United Kingdom)†(c)	5.75%		10/15/2027	966,000	979,141
Spirit AeroSystems, Inc.	3.85%		6/15/2026	1,300,000	1,298,633

200	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Aerospace/Defense (continued)
Spirit AeroSystems, Inc.	4.60%		6/15/2028	$507,000	$507,752
Total					4,746,625

Agriculture 0.44%
BAT Capital Corp.	3.557%		8/15/2027	1,680,000	1,665,064
Imperial Brands Finance PLC (United Kingdom)†(c)	3.50%		7/26/2026	326,000	325,530
Japan Tobacco, Inc. (Japan)†(c)	5.25%		6/15/2030	870,000	890,181
Total					2,880,775

Airlines 0.32%
Air Canada Pass-Through Trust Class A (Canada)†(c)	3.60%		9/15/2028	858,210	851,039
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	1,214,746	1,233,343
Total					2,084,382

Auto Manufacturers 0.56%
Ford Holdings LLC	9.30%		3/1/2030	652,000	729,405
Ford Motor Credit Co. LLC	5.85%		5/17/2027	449,000	453,297
Ford Motor Credit Co. LLC	7.35%		11/4/2027	1,549,000	1,598,527
General Motors Financial Co., Inc.	5.00%		7/15/2027	325,000	327,145
Hyundai Capital America†	4.90%		6/23/2028	567,000	569,799
Total					3,678,173

Banks 10.74%
ABN AMRO Bank NV (Netherlands)†(c)	6.339% (1 yr. CMT + 1.65%	)#	9/18/2027	300,000	301,573
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%	)#	9/13/2029	269,000	280,512
Bank of Ireland Group PLC (Ireland)†(c)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	702,000	696,878
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%	)#	9/13/2027	1,512,000	1,520,571
BNP Paribas SA (France)†(c)	1.904% (SOFR + 1.61%	)#	9/30/2028	249,269	240,772
BNP Paribas SA (France)†(c)	5.125% (1 yr. CMT + 1.45%	)#	1/13/2029	259,000	261,364
BNP Paribas SA (France)†(c)	5.283% (SOFR + 1.28%	)#	11/19/2030	224,000	227,447
Canadian Imperial Bank of Commerce (Canada)(c)	4.283% (SOFR + 0.79%	)#	1/29/2030	460,000	455,929
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	4,261,000	4,248,459
Citigroup, Inc.	4.503% (SOFR + 1.17%	)#	9/11/2031	419,000	414,625

See Notes to Financial Statements.	201

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citigroup, Inc.	4.643% (SOFR + 1.14%	)#	5/7/2028	$1,101,000	$1,103,752
Citigroup, Inc.	4.786% (SOFR + 0.87%	)#	3/4/2029	385,000	386,835
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	839,000	851,223
Citizens Bank NA	4.575% (SOFR + 2.00%	)#	8/9/2028	650,000	650,563
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030	556,000	570,928
Federation des Caisses Desjardins du Quebec (Canada)†(c)	5.021%		5/27/2031	759,000	766,147
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%	)#	3/12/2031	1,645,000	1,638,911
Goldman Sachs Bank USA(a)	4.656% (SOFR + 0.72%	)#	6/3/2029	1,715,000	1,717,354
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%	)#	2/24/2028	3,003,000	2,965,387
Goldman Sachs Group, Inc.	3.615% (SOFR + 1.85%	)#	3/15/2028	1,509,000	1,499,623
Goldman Sachs Group, Inc.	4.148% (SOFR + 0.71%	)#	1/21/2029	1,616,000	1,605,050
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%	)#	1/28/2031	3,231,000	3,274,619
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%	)#	4/23/2031	2,087,000	2,117,931
Goldman Sachs Group, Inc.	5.727% (SOFR + 1.27%	)#	4/25/2030	294,000	302,113
HSBC Holdings PLC (United Kingdom)(c)	4.899% (SOFR + 1.03%	)#	3/3/2029	549,000	552,040
JPMorgan Chase & Co.	2.947% (SOFR + 1.17%	)#	2/24/2028	4,270,000	4,228,156
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	962,000	954,864
JPMorgan Chase & Co.	3.702% (3 mo. USD Term SOFR + 1.42%	)#	5/6/2030	178,000	173,705
JPMorgan Chase & Co.	4.323% (SOFR + 1.56%	)#	4/26/2028	234,000	233,900
JPMorgan Chase & Co.	4.408% (SOFR + 0.82%	)#	4/23/2030	885,000	880,427
JPMorgan Chase & Co.	5.012% (SOFR + 1.31%	)#	1/23/2030	2,147,000	2,167,884
JPMorgan Chase & Co.	5.581% (SOFR + 1.16%	)#	4/22/2030	167,000	171,285

202	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Macquarie Group Ltd. (Australia)†(c)	3.763% (3 mo. USD Term SOFR + 1.63%	)#	11/28/2028	$754,000	$744,346
Morgan Stanley	4.133% (SOFR + 0.91%	)#	10/18/2029	396,000	391,503
Morgan Stanley	4.21% (SOFR + 1.61%	)#	4/20/2028	1,820,000	1,817,894
Morgan Stanley	4.238% (SOFR + 0.80%	)#	1/9/2030	750,000	741,845
Morgan Stanley	4.356% (SOFR + 1.07%	)#	10/22/2031	394,000	386,732
Morgan Stanley	4.555% (SOFR + 0.96%	)#	4/10/2030	1,170,000	1,165,623
Morgan Stanley	4.708% (SOFR + 1.20%	)#	3/12/2032	2,246,000	2,225,922
Morgan Stanley	4.994% (SOFR + 1.38%	)#	4/12/2029	549,000	553,230
Morgan Stanley	5.042% (SOFR + 1.22%	)#	7/19/2030	2,500,000	2,523,291
Morgan Stanley	5.173% (SOFR + 1.45%	)#	1/16/2030	493,000	499,102
Morgan Stanley	5.449% (SOFR + 1.63%	)#	7/20/2029	5,196,000	5,288,062
Morgan Stanley Bank NA	4.788% (SOFR + 0.97%	)#	5/10/2030	250,000	250,743
PNC Financial Services Group, Inc.	4.899% (SOFR + 1.33%	)#	5/13/2031	590,000	594,790
Santander U.K. Group Holdings PLC (United Kingdom)(c)	4.32% (SOFR + 1.07%	)#	9/22/2029	348,000	345,044
Santander U.K. Group Holdings PLC (United Kingdom)(c)	6.534% (SOFR + 2.60%	)#	1/10/2029	391,000	402,545
Standard Chartered PLC (United Kingdom)†(c)	4.299% (1 yr. CMT + 0.77%	)#	1/13/2030	448,000	443,073
Standard Chartered PLC (United Kingdom)†(c)	5.688% (1 yr. CMT + 1.05%	)#	5/14/2028	332,000	335,637
Standard Chartered PLC (United Kingdom)†(c)	6.187% (1 yr. CMT + 1.85%	)#	7/6/2027	266,000	266,396
Standard Chartered PLC (United Kingdom)†(c)	6.75% (1 yr. CMT + 1.85%	)#	2/8/2028	335,000	340,036
Toronto-Dominion Bank (Canada)(c)	3.625% (5 yr. USD Swap + 2.21%	)#	9/15/2031	3,274,000	3,263,778
U.S. Bancorp	5.046% (SOFR + 1.06%	)#	2/12/2031	1,835,000	1,859,214

See Notes to Financial Statements.	203

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS AG	4.302% (SOFR + 0.81%	)#	3/16/2029	$2,206,000	$2,202,331
Wells Fargo & Co.	5.707% (SOFR + 1.07%	)#	4/22/2028	3,131,000	3,166,964
Westpac Banking Corp. (Australia)(c)	4.322% (5 yr. USD SOFR ICE Swap + 2.24%	)#	11/23/2031	225,000	224,603
Zions Bancorp NA	4.483% (SOFR + 1.06%	)#	2/9/2029	1,879,000	1,866,741
Zions Bancorp NA	4.704% (SOFR + 1.16%	)#	8/18/2028	856,000	856,388
Total					70,216,660

Beverages 0.18%
Bacardi Ltd.†	4.70%		5/15/2028	1,153,000	1,152,535

Biotechnology 0.32%
Illumina, Inc.	4.65%		9/9/2026	305,000	305,209
Illumina, Inc.	4.75%		12/12/2030	470,000	469,124
Royalty Pharma PLC	4.45%		3/25/2031	174,000	171,436
Royalty Pharma PLC	5.15%		9/2/2029	1,104,000	1,121,260
Total					2,067,029

Chemicals 0.19%
SNF Group SACA (France)†(c)	3.375%		3/15/2030	1,325,000	1,235,516

Commercial Services 0.51%
Global Payments, Inc.	2.15%		1/15/2027	941,000	928,088
Global Payments, Inc.	4.50%		11/15/2028	681,000	675,577
Global Payments, Inc.(d)	4.875%		11/15/2030	251,000	247,131
Rentokil Terminix Funding LLC†	5.00%		4/28/2030	1,500,000	1,508,177
Total					3,358,973

Diversified Financial Services 3.89%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	6.45%		4/15/2027	267,000	271,468
Aircastle Ltd.†	6.50%		7/18/2028	727,000	750,632
Aircastle Ltd./Aircastle Ireland DAC†	5.00%		9/15/2030	273,000	272,550
Atlas Warehouse Lending Co. LP†	4.625%		11/15/2028	1,454,000	1,436,331
Atlas Warehouse Lending Co. LP†	6.25%		1/15/2030	2,122,000	2,184,371
Aviation Capital Group LLC†	1.95%		9/20/2026	1,852,000	1,838,028
Aviation Capital Group LLC†	3.50%		11/1/2027	578,000	568,761
Aviation Capital Group LLC†	4.25%		4/30/2029	208,000	204,793
Avilease Capital Ltd. (Cayman Islands)†(c)	4.75%		11/12/2030	739,000	721,972

204	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.75%		2/21/2028	$80,000	$77,422
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.20%		4/15/2029	297,000	292,155
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%		3/1/2029	326,000	333,314
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%		11/15/2029	464,000	476,004
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%		5/4/2028	759,000	780,758
Citadel Securities Global Holdings LLC†	5.50%		6/18/2030	1,272,000	1,294,169
Equitable America Global Funding†	4.30%		12/15/2028	1,973,000	1,957,289
Equitable America Global Funding†	4.65%		6/9/2028	334,000	334,068
LPL Holdings, Inc.†	4.625%		11/15/2027	1,869,000	1,863,043
LPL Holdings, Inc.	4.90%		4/3/2028	263,000	264,001
LPL Holdings, Inc.	5.70%		5/20/2027	182,000	184,063
LPL Holdings, Inc.	6.75%		11/17/2028	222,000	232,034
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	6.40%		3/26/2029	1,439,000	1,485,800
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	976,000	975,169
Stellantis Financial Services U.S. Corp.†	4.95%		9/15/2028	814,000	810,949
Sumisho Air Lease Corp.†	4.50%		3/24/2029	470,000	467,221
Sumisho Air Lease Corp.	4.625%		10/1/2028	1,257,000	1,253,994
Sumisho Air Lease Corp.†	4.85%		3/24/2031	589,000	583,813
Sumisho Air Lease Corp.	5.30%		2/1/2028	1,278,000	1,290,774
Sumisho Air Lease Corp.	5.85%		12/15/2027	2,200,000	2,240,704
Total					25,445,650

Electric 5.70%
Alexander Funding Trust II†	7.467%		7/31/2028	900,000	945,234
Algonquin Power & Utilities Corp. (Canada)(c)	5.365%	(e)	6/15/2026	791,000	791,051
Alliant Energy Finance LLC†	5.40%		6/6/2027	177,000	178,635
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	2,144,000	2,159,994
Cleco Corporate Holdings LLC	3.375%		9/15/2029	1,040,000	984,477
Constellation Energy Generation LLC†	4.625%		2/1/2029	2,166,000	2,155,516
Constellation Energy Generation LLC†	5.00%		2/1/2031	2,638,000	2,643,756
Duquesne Light Holdings, Inc.†	3.616%		8/1/2027	1,006,000	995,147
Electricite de France SA (France)†(c)	4.50%		9/21/2028	1,630,000	1,630,657
Emera U.S. Finance LLC	4.50%		4/1/2029	298,000	296,814
ENEL Finance International NV (Netherlands)†(c)	4.125%		9/30/2028	260,000	257,349
ENEL Finance International NV (Netherlands)†(c)	4.375%		9/30/2030	730,000	717,696
Evergy Missouri West, Inc.†	5.15%		12/15/2027	1,553,000	1,564,039
FirstEnergy Pennsylvania Electric Co.†	4.15%		3/15/2028	178,000	177,047
Hydro One, Inc. (Canada)(c)	4.75%		5/30/2031	1,630,000	1,636,466
ITC Holdings Corp.†	4.875%		4/15/2031	1,166,000	1,162,815

See Notes to Financial Statements.	205

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
ITC Holdings Corp.†	4.95%	9/22/2027	$307,000	$308,611
Jersey Central Power & Light Co.†	4.60%	1/15/2030	927,000	925,231
Liberty Utilities Co.†	5.10%	5/15/2031	975,000	975,190
Liberty Utilities Co.†	5.577%	1/31/2029	423,000	432,332
Monongahela Power Co.†	4.45%	8/15/2029	1,500,000	1,497,204
Niagara Mohawk Power Corp.†	4.647%	10/3/2030	398,000	396,345
NorthWestern Corp.†	5.073%	3/21/2030	1,848,000	1,870,968
NRG Energy, Inc.†	2.45%	12/2/2027	1,100,000	1,065,509
NRG Energy, Inc.†	4.45%	6/15/2029	1,712,000	1,688,042
Oncor Electric Delivery Co. LLC†	4.50%	3/15/2031	471,000	467,764
Pacific Gas & Electric Co.	4.55%	7/1/2030	617,428	609,392
Pacific Gas & Electric Co.	5.00%	6/4/2028	327,000	329,351
Pacific Gas & Electric Co.	6.10%	1/15/2029	1,536,000	1,585,335
PSEG Power LLC†	5.20%	5/15/2030	331,000	335,931
System Energy Resources, Inc.	6.00%	4/15/2028	2,149,000	2,202,523
Vistra Operations Co. LLC†	3.70%	1/30/2027	304,000	302,857
Vistra Operations Co. LLC†	4.30%	10/15/2028	1,300,000	1,284,498
Vistra Operations Co. LLC†	4.375%	5/1/2029	1,282,000	1,258,040
Vistra Operations Co. LLC†	4.55%	10/30/2028	654,000	651,400
Vistra Operations Co. LLC†	4.70%	1/31/2031	656,000	645,001
Vistra Operations Co. LLC†	5.05%	12/30/2026	131,000	131,588
Total				37,259,805

Electrical Components & Equipment 0.08%
Molex Electronic Technologies LLC†	4.75%	4/30/2028	548,000	550,048

Engineering & Construction 0.46%
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	1,356,000	1,401,646
Mexico City Airport Trust (Mexico)(c)	4.25%	10/31/2026	1,600,000	1,598,912
Total				3,000,558

Entertainment 0.26%
Flutter Treasury DAC (Ireland)†(c)	6.375%	4/29/2029	1,688,000	1,714,007

Environmental Control 0.21%
Veralto Corp.	5.50%	9/18/2026	1,346,000	1,349,827

Food 0.22%
Conagra Brands, Inc.	4.85%	11/1/2028	1,407,000	1,410,097

Gas 0.67%
National Fuel Gas Co.	4.75%	9/1/2028	963,000	962,580
National Fuel Gas Co.(a)	4.75%	5/15/2029	980,000	980,958

206	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Gas (continued)
National Fuel Gas Co.	5.50%	3/15/2030	$1,530,000	$1,564,958
Southwest Gas Corp.	5.80%	12/1/2027	883,000	898,918
Total				4,407,414

Health Care-Products 0.49%
Baxter International, Inc.	2.272%	12/1/2028	685,000	644,413
Baxter International, Inc.	4.90%	12/15/2030	1,532,000	1,520,368
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	1,035,000	1,063,556
Total				3,228,337

Health Care-Services 1.69%
Adventist Health System	4.742%	12/1/2030	1,546,000	1,530,513
Beth Israel Lahey Health, Inc.	4.717%	7/1/2030	1,344,000	1,339,673
Centene Corp.	2.45%	7/15/2028	713,000	676,262
Centene Corp.	3.00%	10/15/2030	686,000	618,610
CommonSpirit Health	4.352%	9/1/2030	3,254,000	3,193,050
Icon Investments Six DAC (Ireland)(c)	5.809%	5/8/2027	265,000	267,177
Icon Investments Six DAC (Ireland)(c)	5.849%	5/8/2029	3,358,000	3,419,624
Total				11,044,909

Insurance 2.32%
AEGON Funding Co. LLC†	5.50%	4/16/2027	1,693,000	1,706,662
Aon Corp.	8.205%	1/1/2027	503,000	512,775
Assurant, Inc.	4.90%	3/27/2028	899,000	902,009
Brighthouse Financial Global Funding†	2.00%	6/28/2028	2,970,000	2,785,335
Brighthouse Financial Global Funding†	5.55%	4/9/2027	661,000	665,139
CNO Global Funding†	4.375%	9/8/2028	346,000	343,104
CNO Global Funding†	4.70%	12/11/2030	980,000	971,234
CNO Global Funding†	4.875%	12/10/2027	379,000	379,511
CNO Global Funding†	5.875%	6/4/2027	681,000	690,096
Corebridge Global Funding†	5.20%	1/12/2029	171,000	173,268
Equitable Financial Life Global Funding†	5.45%	3/3/2028	339,000	343,561
F&G Global Funding†	4.65%	9/8/2028	226,000	223,486
Jackson Financial, Inc.	5.17%	6/8/2027	305,000	306,607
Jackson National Life Global Funding†	4.55%	9/9/2030	589,000	577,218
Jackson National Life Global Funding†	4.70%	6/5/2028	787,000	785,437
Jackson National Life Global Funding†	5.55%	7/2/2027	657,000	664,207
MGIC Investment Corp.	5.25%	8/15/2028	1,639,000	1,639,086
Mutual of Omaha Cos Global Funding†	5.45%	12/12/2028	375,000	382,449
Protective Life Global Funding†	5.763%	7/5/2030	923,000	954,712
Sammons Financial Group Global Funding†	5.10%	12/10/2029	133,000	133,548
Total				15,139,444

See Notes to Financial Statements.	207

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet 0.32%
Uber Technologies, Inc.†	4.50%	8/15/2029	$2,119,000	$2,103,664

Investment Companies 0.35%
Blackstone Secured Lending Fund	2.75%	9/16/2026	2,330,000	2,315,228

Leisure Time 1.00%
Carnival Corp. Ltd.†	4.00%	8/1/2028	3,399,000	3,340,354
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	1,025,000	1,009,709
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	2,150,000	2,157,918
Total				6,507,981

Lodging 0.11%
Las Vegas Sands Corp.	3.50%	8/18/2026	705,000	705,850
Las Vegas Sands Corp.	5.90%	6/1/2027	46,000	46,569
Total				752,419

Machinery: Construction & Mining 0.20%
Vertiv Group Corp.†	4.125%	11/15/2028	1,294,000	1,279,191

Machinery-Diversified 0.22%
Regal Rexnord Corp.	6.05%	4/15/2028	492,000	503,294
Regal Rexnord Corp.	6.30%	2/15/2030	869,000	907,237
Total				1,410,531

Media 0.13%
Cox Communications, Inc.†	1.80%	10/1/2030	958,000	833,787

Mining 0.68%
Anglo American Capital PLC (United Kingdom)†(c)	4.50%	3/15/2028	238,000	238,100
Anglo American Capital PLC (United Kingdom)†(c)	4.625%	3/19/2031	531,000	525,845
Corp. Nacional del Cobre de Chile (Chile)(c)	3.625%	8/1/2027	600,000	593,274
Freeport-McMoRan, Inc.	5.25%	9/1/2029	470,000	474,370
Glencore Funding LLC†	4.907%	4/1/2028	164,000	165,123
Glencore Funding LLC†	5.186%	4/1/2030	808,000	820,017
Glencore Funding LLC†	5.371%	4/4/2029	618,000	630,181
Glencore Funding LLC†	5.40%	5/8/2028	201,000	203,927
Glencore Funding LLC†	6.375%	10/6/2030	734,000	777,570
Total				4,428,407

Oil & Gas 2.93%
Antero Resources Corp.†	5.375%	3/1/2030	2,307,000	2,328,799
APA Corp.(d)	7.75%	12/15/2029	1,500,000	1,635,368
Continental Resources, Inc.†	2.268%	11/15/2026	3,000,000	2,970,576

208	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Continental Resources, Inc.	4.375%	1/15/2028	$1,237,000	$1,230,821
EOG Resources, Inc.	4.40%	1/15/2031	1,626,000	1,609,396
EQT Corp.	7.50%	6/1/2030	267,000	289,273
Expand Energy Corp.	5.375%	2/1/2029	842,000	840,500
HF Sinclair Corp.	5.00%	2/1/2028	913,000	912,204
KazMunayGas National Co. JSC (Kazakhstan)(c)	4.75%	4/19/2027	1,000,000	1,002,171
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	2,078,000	2,072,650
Permian Resources Operating LLC†	5.875%	7/1/2029	2,533,000	2,536,594
Viper Energy Partners LLC	4.90%	8/1/2030	1,702,000	1,699,873
Total				19,128,225

Pharmaceuticals 1.06%
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	410,000	406,526
Bayer U.S. Finance LLC†	6.125%	11/21/2026	2,117,000	2,131,076
Bayer U.S. Finance LLC†	6.375%	11/21/2030	426,000	448,918
CVS Pass-Through Trust	6.943%	1/10/2030	1,856,413	1,913,052
EMD Finance LLC†	4.125%	8/15/2028	2,052,000	2,036,178
Total				6,935,750

Pipelines 1.38%
Cheniere Energy, Inc.	4.625%	10/15/2028	1,024,000	1,023,602
DT Midstream, Inc.†	4.125%	6/15/2029	1,513,000	1,484,212
Energy Transfer LP†	6.00%	2/1/2029	2,010,000	2,028,749
Sabal Trail Transmission LLC†	4.246%	5/1/2028	2,000,000	1,982,539
South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	777,000	780,217
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.875%	2/1/2031	690,000	689,661
Western Midstream Operating LP	6.35%	1/15/2029	1,013,000	1,052,847
Total				9,041,827

REITS 2.27%
Brixmor Operating Partnership LP	4.05%	7/1/2030	3,038,000	2,960,205
Crown Castle, Inc.	4.80%	9/1/2028	206,000	207,150
Crown Castle, Inc.	5.00%	1/11/2028	205,000	206,652
Equinix Europe 2 Financing Corp. LLC	4.60%	11/15/2030	454,000	449,916
GLP Capital LP/GLP Financing II, Inc.	5.30%	1/15/2029	1,210,000	1,218,182
Host Hotels & Resorts LP	4.25%	12/15/2028	3,073,000	3,049,489
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	1,265,000	1,255,298
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	1,960,000	1,921,259
Prologis Targeted U.S. Logistics Fund LP†	4.25%	1/15/2031	707,000	692,285

See Notes to Financial Statements.	209

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
Regency Centers LP	2.95%	9/15/2029	$891,000	$850,435
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	500,000	497,039
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	546,000	548,357
WEA Finance LLC†	2.875%	1/15/2027	483,000	478,270
WEA Finance LLC†	4.125%	9/20/2028	532,000	525,747
Total				14,860,284

Retail 0.41%
7-Eleven, Inc.†	1.80%	2/10/2031	543,000	473,176
Dick’s Sporting Goods, Inc.†	4.00%	10/1/2029	2,245,000	2,191,029
Total				2,664,205

Semiconductors 1.12%
Broadcom, Inc.	5.05%	7/12/2029	2,200,000	2,238,689
Foundry JV Holdco LLC†	5.50%	1/25/2031	275,000	281,929
Foundry JV Holdco LLC†	5.90%	1/25/2030	2,232,000	2,311,437
Intel Corp.	4.65%	6/1/2031	435,000	431,744
Intel Corp.	5.125%	2/10/2030	1,573,000	1,598,405
Microchip Technology, Inc.	5.05%	3/15/2029	465,000	469,882
Total				7,332,086

Software 0.74%
Oracle Corp.	4.45%	9/26/2030	1,636,000	1,586,542
Oracle Corp.	4.55%	2/4/2029	1,000,000	990,137
Oracle Corp.	4.80%	8/3/2028	1,099,000	1,099,072
Oracle Corp.	4.95%	2/4/2031	1,155,000	1,136,024
Total				4,811,775

Telecommunications 0.64%
AT&T Mobility LLC	7.125%	12/15/2031	1,271,000	1,374,558
Deutsche Telekom International Finance BV (Netherlands)(c)	8.75%	6/15/2030	762,000	862,616
NTT Finance Corp. (Japan)†(c)	5.11%	7/2/2029	1,920,000	1,946,141
Total				4,183,315

Toys/Games/Hobbies 0.56%
Hasbro, Inc.	3.90%	11/19/2029	1,502,000	1,465,519
Hasbro, Inc.	4.65%	3/12/2031	141,000	139,541
Mattel, Inc.	5.00%	11/17/2030	2,064,000	2,059,085
Total				3,664,145

210	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation 0.73%
Pacific National Finance Pty. Ltd. (Australia)(c)	4.75%		3/22/2028	$3,100,000	$3,070,560
XPO, Inc.†	6.25%		6/1/2028	1,697,000	1,721,415
Total					4,791,975
Total Corporate Bonds (cost $292,729,639)					293,015,559

FLOATING RATE LOANS(f) 1.94%

Aerospace/Defense 0.14%
RTX Corp. Term Loan	4.828% (1 mo. USD Term SOFR + 1.13%	)	11/6/2026	900,000	901,125

Electronics 0.28%
Amphenol Corp. 3 Year Delayed Draw Term Loan	4.513% (1 mo. USD Term SOFR + 0.88%	)	8/22/2028	1,178,000	1,171,374
Honeywell International, Inc. Term Loan A1	4.495% (1 mo. USD Term SOFR + 0.88%	)	5/7/2027	687,500	687,500
Total					1,858,874

Health Care Products 0.09%
GE HealthCare Technologies, Inc. Term Loan	–	(b)	12/12/2028	500,000	500,000
Solventum Corp. Term Loan	4.981% (1 mo. USD Term SOFR + 1.25%	)	3/8/2027	99,561	99,810
Total					599,810

Media 0.35%
Charter Communications Operating LLC 2023 Term Loan B4	–	(b)	12/7/2030	439,000	436,083
Charter Communications Operating LLC 2024 Term Loan B5	–	(b)	12/15/2031	1,870,994	1,856,381
Total					2,292,464

Pipelines 0.10%
Gray Oak Pipeline LLC Delayed Draw Term Loan	5.023% (3 mo. USD Term SOFR + 1.35%	)	10/14/2026	631,000	629,391

Real Estate Investment Trusts 0.28%
Invitation Homes Operating Partnership LP 2024 Term Loan	4.429% (1 mo. USD Term SOFR + 0.85%	)	9/9/2028	1,856,000	1,828,160	(g)

Retail 0.70%
7-Eleven, Inc. Term Loan (2028)	–	(b)	12/11/2028	1,250,000	1,250,000
KFC Holding Co. 2021 Term Loan B	5.49% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	1,445,888	1,454,318

See Notes to Financial Statements.	211

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail (continued)
Lowes Cos., Inc. Delayed Draw Term Loan	4.648% (3 mo. USD Term SOFR + 1.00%	)	9/15/2028	$1,895,000	$1,886,709
Total					4,591,027
Total Floating Rate Loans (cost $12,748,758)					12,700,851

FOREIGN GOVERNMENT OBLIGATIONS(c) 2.02%

Bermuda 0.55%
Bermuda Government International Bonds(d)	3.717%		1/25/2027	3,600,000	3,605,076

Italy 0.22%
Cassa Depositi e Prestiti SpA†	4.375%		10/1/2030	1,470,000	1,451,167

Japan 0.25%
Japan Bank for International Cooperation	4.625%		7/22/2027	1,608,000	1,618,961

Kazakhstan 0.04%
Baiterek National Investment Holding JSC†	5.45%		5/8/2028	220,000	223,278

Mexico 0.49%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	3,205,000	3,227,371

Romania 0.39%
Romania Government International Bonds	5.25%		11/25/2027	2,550,000	2,565,616

Saudi Arabia 0.08%
Saudi Government International Bonds†	5.125%		1/13/2028	490,000	495,171
Total Foreign Government Obligations (cost $13,145,408)					13,186,640

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.91%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K100 Class A2 (Cost $5,987,051)	2.673%		9/25/2029	6,290,000	5,972,317

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.20%
Federal Home Loan Mortgage Corp.	4.884% (30 day USD SOFR Average + 2.12%	)#	3/1/2056	1,091,626	1,091,312
Federal Home Loan Mortgage Corp.	5.13% (30 day USD SOFR Average + 2.15%	)#	12/1/2055	1,846,193	1,856,097
Federal Home Loan Mortgage Corp.	5.367% (30 day USD SOFR Average + 2.18%	)#	8/1/2055	248,392	250,966
Federal Home Loan Mortgage Corp.	5.423% (30 day USD SOFR Average + 2.08%	)#	10/1/2055	363,407	364,857
Federal Home Loan Mortgage Corp.	5.504% (30 day USD SOFR Average + 2.29%	)#	7/1/2055	660,665	668,442

212	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	5.621% (30 day USD SOFR Average + 2.13%	)#	8/1/2055	$373,641	$378,735
Federal Home Loan Mortgage Corp.	5.855% (30 day USD SOFR Average + 2.12%	)#	5/1/2055	453,106	460,866
Federal Home Loan Mortgage Corp.	6.006% (30 day USD SOFR Average + 2.32%	)#	8/1/2054	238,761	243,501
Federal National Mortgage Association	4.879% (30 day USD SOFR Average + 2.16%	)#	3/1/2056	1,826,481	1,826,620
Federal National Mortgage Association	5.047% (30 day USD SOFR Average + 2.09%	)#	12/1/2055	1,868,987	1,879,069
Federal National Mortgage Association	5.466% (30 day USD SOFR Average + 2.03%	)#	10/1/2055	130,756	132,015
Federal National Mortgage Association	5.523% (30 day USD SOFR Average + 2.11%	)#	10/1/2053	86,102	87,428
Federal National Mortgage Association	5.727% (30 day USD SOFR Average + 2.20%	)#	8/1/2055	560,674	570,238
Federal National Mortgage Association	5.862% (30 day USD SOFR Average + 2.13%	)#	2/1/2054	139,247	141,970
Federal National Mortgage Association	5.979% (30 day USD SOFR Average + 2.16%	)#	9/1/2055	1,828,882	1,868,267
Government National Mortgage Association	7.00%		4/20/2054 - 1/20/2055	5,489,398	5,695,761
Uniform Mortgage-Backed Security(h)	4.50%		TBA	1,237,000	1,223,382
Uniform Mortgage-Backed Security(h)	5.00%		TBA	4,998,000	5,019,994
Uniform Mortgage-Backed Security(h)	5.50%		TBA	2,540,000	2,582,654
Uniform Mortgage-Backed Security(h)	6.00%		TBA	1,061,000	1,090,133
Total Government Sponsored Enterprises Pass-Throughs (cost $27,540,183)					27,432,307

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.53%
Bank Series 2017-BNK7 Class A4	3.175%		9/15/2060	1,267,634	1,250,250
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	2,480,000	2,558,833
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	2,940,000	3,023,577
Bank5 Trust Series 2024-5YR6 Class A3	6.225%		5/15/2057	1,400,000	1,450,910
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	220,951	210,208
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	1,050,000	1,085,452
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	1,040,000	1,070,998
Benchmark Mortgage Trust Series 2021-B23 Class A2	1.62%		2/15/2054	186,246	167,870
Benchmark Mortgage Trust Series 2021-B28 Class A2	1.786%		8/15/2054	625,002	620,341

See Notes to Financial Statements.	213

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	$1,430,000	$1,463,010
Benchmark Mortgage Trust Series 2025-V14 Class A4	5.66%		4/15/2057	2,040,000	2,099,078
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	940,000	967,881
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	146,853	145,858
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	1,510,000	1,501,664
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01 Class 1M1†	4.612% (30 day USD SOFR Average + 1.00%	)#	12/25/2041	24,575	24,569
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	20,282	20,251
GS Mortgage Securities Trust Series 2016-GS4 Class A3	3.178%		11/10/2049	1,238,192	1,236,552
GS Mortgage Securities Trust Series 2017-GS8 Class A3	3.205%		11/10/2050	1,150,000	1,136,973
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	2,010,000	1,906,352
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.01% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	1,280,000	1,280,911
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	1,990,000	2,045,383
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	1,600,000	1,648,656
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	1,250,000	1,301,969
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	1,316,000	1,355,007
Total Non-Agency Commercial Mortgage-Backed Securities (cost $29,670,240)					29,572,553

U.S. TREASURY OBLIGATIONS 20.23%
U.S. Treasury Notes	3.50%		12/15/2028	20,798,000	20,530,713
U.S. Treasury Notes	3.75%		8/15/2027	17,426,000	17,388,221
U.S. Treasury Notes	3.75%		4/30/2028	7,744,000	7,708,305
U.S. Treasury Notes	3.875%		10/15/2027	28,874,900	28,845,574
U.S. Treasury Notes	4.00%		12/15/2027	27,543,500	27,554,797
U.S. Treasury Notes	4.00%		2/29/2028	30,212,000	30,216,721
Total U.S. Treasury Obligations (cost $132,763,475)					132,244,331
Total Long-Term Investments (cost $667,745,122)					667,233,987

214	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.27%

COMMERCIAL PAPER 0.44%

Retail 0.44%
AutoNation, Inc.† (cost $2,895,000)	4.108%	6/1/2026	$2,895,000	$2,895,000

REPURCHASE AGREEMENTS 0.71%
Repurchase Agreement dated 5/29/2026, 3.500% due 6/1/2026 with Barclays Capital, Inc. collateralized by $796,900 of U.S. Treasury Note at 2.875% due 4/30/2029; value: $773,469; proceeds: $758,221 (cost $758,000)			758,000	758,000
Repurchase Agreement dated 5/29/2026, 3.580% due 6/1/2026 with JPMorgan Securities LLC collateralized by $3,946,200 of U.S. Treasury Bond at 4.375% due 5/15/2034; value: $3,961,224; proceeds: $3,883,158 (cost $3,882,000)			3,882,000	3,882,000
Total Repurchase Agreements (cost $4,640,000)				4,640,000

Time Deposits 0.01%
CitiBank N.A.(i) (cost $75,630)			75,630	75,630

			Shares

Money Market Funds 0.11%
Fidelity Government Portfolio(i) (cost $680,670)			680,670	680,670
Total Short-Term Investments (cost $8,291,300)				8,291,300
Total Investments in Securities 103.36% (cost $676,036,422)				675,525,287
Other Assets and Liabilities – Net (3.36)%				(21,935,969)
Net Assets 100.00%				$653,589,318

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2026, the total value of Rule 144A securities was $252,921,420, which represents 38.70% of net assets (see Note 2(n)).
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2026.
(a)	Securities purchased on a when-issued basis (See Note 2(m)).
(b)	Interest rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

See Notes to Financial Statements.	215

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2026

(e)	Step Bond – Security with a predetermined schedule of interest rate changes.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2026.
(g)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Security was purchased with the cash collateral from loaned securities.

Futures Contracts at May 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2026	1,202	Long	$248,048,345	$248,288,125	$239,780

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2026	525	Short	$(56,038,445)	$(56,285,742)	$(247,297)

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$153,109,429	$–	$153,109,429
Corporate Bonds	–	293,015,559	–	293,015,559
Floating Rate Loans
Real Estate Investment Trusts	–	–	1,828,160	1,828,160
Remaining Industries	–	10,872,691	–	10,872,691
Foreign Government Obligations	–	13,186,640	–	13,186,640
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	5,972,317	–	5,972,317
Government Sponsored Enterprises Pass-Throughs	–	27,432,307	–	27,432,307
Non-Agency Commercial Mortgage-Backed Securities	–	29,572,553	–	29,572,553
U.S. Treasury Obligations	–	132,244,331	–	132,244,331
Short-Term Investments
Commercial Paper	–	2,895,000	–	2,895,000
Repurchase Agreements	–	4,640,000	–	4,640,000
Time Deposits	–	75,630	–	75,630
Money Market Funds	680,670	–	–	680,670
Total	$680,670	$673,016,457	$1,828,160	$675,525,287

216	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND May 31, 2026

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts
Assets	$239,780	$–	$–	$239,780
Liabilities	(247,297)	–	–	(247,297)
Total	$(7,517)	$–	$–	$(7,517)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	217

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 103.39%

ASSET-BACKED SECURITIES 21.53%

Automobiles 6.31%
Ally Bank Auto Credit-Linked Notes Series 2025-A Class B†	4.648%		6/15/2033	$14,084,653	$14,092,214
Ally Bank Auto Credit-Linked Notes Series 2025-A Class C†	4.844%		6/15/2033	18,452,250	18,483,390
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	27,200,000	27,536,042
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81%		5/18/2028	7,111,164	7,140,182
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%		1/18/2029	25,154,446	25,294,161
Avis Budget Rental Car Funding AESOP LLC Series 2022-4A Class A†	4.77%		2/20/2029	10,765,000	10,813,294
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A†	4.712% (30 day USD SOFR Average + 1.10%	)#	12/26/2031	13,258,756	13,276,418
BMW Vehicle Owner Trust Series 2024-A Class A3	5.18%		2/26/2029	15,292,157	15,392,261
BOF URSA VI Funding Trust I Series 2023-CAR2 Class A2†	5.542%		10/27/2031	409,012	411,403
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	33,150,759	33,442,671
CarMax Auto Owner Trust Series 2024-2 Class A4	5.51%		11/15/2029	24,545,000	25,004,968
CarMax Auto Owner Trust Series 2026-2 Class A3	4.22%		6/16/2031	24,500,000	24,415,054
CarMax Select Receivables Trust Series 2025-B Class A2	4.19%		3/15/2029	38,805,318	38,819,575
CarMax Select Receivables Trust Series 2025-B Class C	4.83%		6/16/2031	15,750,000	15,750,072
CarMax Select Receivables Trust Series 2026-A Class A3	3.99%		5/17/2032	20,820,000	20,659,522
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%		1/10/2028	495,479	493,799
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%		2/10/2028	18,333,732	18,360,808
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%		5/25/2029	27,488,538	27,663,313
Chase Auto Owner Trust Series 2024-2A Class A3†	5.52%		6/25/2029	9,722,930	9,817,069

218	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%		7/25/2029	$40,577,320	$40,877,791
Chase Auto Owner Trust Series 2024-5A Class A3†	4.18%		8/27/2029	21,639,887	21,655,732
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%		5/15/2036	52,428,736	52,890,864
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%		1/18/2028	9,427,724	9,451,948
Citizens Auto Receivables Trust Series 2024-2 Class A3†	5.33%		8/15/2028	55,603,105	55,859,719
Consumer Portfolio Services Auto Trust Series 2025-A Class C†	5.25%		4/15/2031	14,430,000	14,529,426
CPS Auto Receivables Trust Series 2024-A Class D†	6.13%		4/15/2030	7,883,000	7,992,530
Credit Acceptance Auto Loan Trust Series 2024-2A Class A†	5.95%		6/15/2034	42,940,000	43,304,191
Drive Auto Receivables Trust Series 2025-1 Class A2	4.87%		8/15/2028	3,420,666	3,422,059
Enterprise Fleet Financing LLC Series 2025-3 Class A2†	4.50%		4/20/2028	35,645,894	35,739,650
Enterprise Fleet Financing LLC Series 2025-3 Class A4†	4.64%		3/22/2032	22,748,000	22,859,042
Exeter Automobile Receivables Trust Series 2023-2A Class D	6.32%		8/15/2029	23,480,000	23,793,665
Exeter Automobile Receivables Trust Series 2024-2A Class C	5.74%		5/15/2029	11,539,396	11,601,217
Exeter Automobile Receivables Trust Series 2024-2A Class D	5.92%		2/15/2030	13,428,000	13,642,864
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%		9/16/2030	35,833,000	36,560,632
Exeter Automobile Receivables Trust Series 2024-4A Class D	5.81%		12/16/2030	14,805,000	15,042,170
Ford Credit Auto Owner Trust Series 2023-1 Class A†	4.85%		8/15/2035	47,464,000	47,896,682
Ford Credit Auto Owner Trust Series 2023-C Class A3	5.53%		9/15/2028	22,049,731	22,202,304
Ford Credit Auto Owner Trust Series 2026-1 Class A†	4.32%	(a)	8/15/2038	59,841,000	59,293,724
GLS Auto Receivables Issuer Trust Series 2021-2A Class E†	2.87%		5/15/2028	8,691,559	8,685,613
GLS Auto Receivables Issuer Trust Series 2024-2A Class D†	6.19%		2/15/2030	7,364,000	7,514,047

See Notes to Financial Statements.	219

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GLS Auto Receivables Issuer Trust Series 2025-2A Class A3†	4.75%		1/16/2029	$19,841,000	$19,902,592
GLS Auto Receivables Issuer Trust Series 2025-3A Class C†	4.69%		5/15/2031	30,000,000	29,915,322
GLS Auto Receivables Issuer Trust Series 2026-1A Class A3†	3.97%		11/15/2029	25,939,000	25,841,783
GLS Auto Receivables Issuer Trust Series 2026-2A Class A3†	4.33%		11/15/2029	12,900,000	12,893,235
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%		12/27/2027	120,499,000	119,371,780
Huntington Auto Trust Series 2024-1A Class A3†	5.23%		1/16/2029	45,942,753	46,229,472
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%		5/20/2032	20,852,162	21,084,059
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%		10/20/2032	16,746,049	16,870,993
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%		1/18/2028	30,000,000	30,139,758
Kinetic Advantage Master Owner Trust Series 2025-1A Class A†	5.843% (30 day USD SOFR Average + 2.20%	)#	10/15/2029	31,560,000	31,715,259
LAD Auto Receivables Trust Series 2024-1A Class C†	5.64%		6/15/2029	5,555,000	5,636,009
LAD Auto Receivables Trust Series 2024-3A Class A3†	4.52%		3/15/2029	15,787,787	15,819,994
M&T Bank Auto Receivables Trust Series 2026-1A Class A3†	4.66%		6/16/2031	38,900,000	39,106,652
M&T Bank RV Trust Series 2026-1A Class A†	4.35%		1/15/2046	24,365,056	24,115,100
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%		4/20/2037	58,270,160	58,615,586
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%		3/15/2028	30,000,000	30,172,344
Nissan Auto Lease Trust Series 2025-B Class A3	4.32%		11/15/2028	53,240,000	53,333,958
Nissan Auto Lease Trust Series 2026-A Class A3	3.87%		3/15/2029	28,635,000	28,438,028
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%		3/15/2028	11,762,210	11,823,323
Octane Receivables Trust Series 2024-2A Class A2†	5.80%		7/20/2032	13,565,871	13,646,129
Octane Receivables Trust Series 2024-3A Class A2†	4.94%		5/20/2030	14,787,417	14,847,319

220	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	$299,885	$300,058
Santander Drive Auto Receivables Trust Series 2023-4 Class B	5.77%	12/15/2028	12,559,629	12,631,057
Santander Drive Auto Receivables Trust Series 2023-6 Class C	6.40%	3/17/2031	20,935,000	21,500,366
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%	11/15/2028	6,258,507	6,263,146
Santander Drive Auto Receivables Trust Series 2024-2 Class B	5.78%	7/16/2029	24,150,000	24,292,925
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%	8/15/2031	29,155,000	29,894,522
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	36,695,000	36,959,806
Santander Drive Auto Receivables Trust Series 2024-4 Class B	4.93%	9/17/2029	26,240,000	26,383,194
Santander Drive Auto Receivables Trust Series 2024-5 Class A3	4.62%	11/15/2028	21,979,234	21,998,575
Santander Drive Auto Receivables Trust Series 2024-5 Class B	4.63%	8/15/2029	65,808,000	65,971,336
Santander Drive Auto Receivables Trust Series 2025-1 Class A3	4.74%	1/16/2029	38,149,056	38,213,597
Santander Drive Auto Receivables Trust Series 2025-1 Class B	4.88%	3/17/2031	31,985,000	32,142,206
Santander Drive Auto Receivables Trust Series 2025-2 Class A2	4.71%	6/15/2028	2,978,395	2,979,785
Santander Drive Auto Receivables Trust Series 2025-3 Class A2	4.63%	10/16/2028	21,526,027	21,554,022
Santander Drive Auto Receivables Trust Series 2025-3 Class A3	4.38%	1/15/2030	67,042,000	67,217,958
Santander Drive Auto Receivables Trust Series 2025-4 Class A3	4.17%	4/15/2030	51,230,000	51,216,568
Santander Drive Auto Receivables Trust Series 2026-1 Class A3	3.93%	7/15/2030	44,821,000	44,538,148
SCCU Auto Receivables Trust Series 2025-1A Class A3†	4.57%	1/15/2031	16,500,000	16,530,251
SCCU Auto Receivables Trust Series 2025-1A Class A4†	4.68%	9/15/2031	6,918,000	6,919,092
SCCU Auto Receivables Trust Series 2026-1A Class A4†	4.58%	5/17/2032	12,500,000	12,415,133
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3†	5.47%	10/20/2028	12,811,279	12,860,459

See Notes to Financial Statements.	221

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3†	4.95%	5/21/2029	$15,654,195	$15,715,406
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3†	5.33%	11/20/2029	30,802,146	31,032,438
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3†	4.55%	6/20/2030	37,994,360	38,122,036
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A4†	4.50%	3/20/2029	28,470,000	28,546,653
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A3†	4.35%	11/20/2029	31,670,000	31,619,515
Toyota Auto Loan Extended Note Trust Series 2026-1A Class A†	4.58%	4/25/2039	59,850,000	59,842,806
U.S. Bank NA Series 2026-RVM1 Class B1†	4.959%	12/25/2046	82,477,029	81,489,788
Westlake Automobile Receivables Trust Series 2023-1A Class D†	6.79%	11/15/2028	9,545,000	9,673,771
Westlake Automobile Receivables Trust Series 2023-3A Class D†	6.47%	3/15/2029	15,098,000	15,324,159
Westlake Automobile Receivables Trust Series 2024-1A Class D†	6.02%	10/15/2029	9,340,000	9,505,603
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%	4/15/2030	48,660,000	49,493,176
Westlake Automobile Receivables Trust Series 2024-3A Class A3†	4.71%	4/17/2028	26,375,838	26,417,583
Westlake Automobile Receivables Trust Series 2025-1A Class A3†	4.75%	8/15/2028	32,400,000	32,501,668
Westlake Automobile Receivables Trust Series 2025-2A Class A3†	4.51%	5/15/2029	24,000,000	24,073,757
Westlake Automobile Receivables Trust Series 2025-2A Class C†	4.85%	1/15/2031	34,030,000	34,162,315
Westlake Automobile Receivables Trust Series 2026-2A Class A3†	4.35%	4/15/2030	27,880,000	27,880,864
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1†	4.80%	9/19/2039	40,911,294	41,179,929
World Omni Auto Receivables Trust Series 2026-B Class A3	4.37%	6/16/2031	47,580,000	47,645,161
World Omni Select Auto Trust Series 2023-A Class C	6.00%	1/16/2029	25,000,000	25,158,308
World Omni Select Auto Trust Series 2025-A Class A3	4.08%	8/15/2031	28,450,000	28,226,730
Total				2,761,594,651

222	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 0.64%
Continental Finance Credit Card ABS Master Trust Series 2025-A Class A†	5.40%		12/17/2035	$29,021,000	$28,945,670
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	20,402,000	20,632,887
First National Master Note Trust Series 2026-1I Class A	4.61%		5/15/2031	51,820,000	52,021,305
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	92,200,000	92,430,500	(b)
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	41,992,000	42,073,717
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%		2/15/2031	43,450,000	43,933,885
Total					280,037,964

Other 14.31%
Acore Issuer LLC Series 2026-FL1 Class A†	5.053% (1 mo. USD Term SOFR + 1.45%	)#	8/20/2043	28,120,000	28,196,208

Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	45,072,000	45,332,737
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	64,550,000	64,231,988
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	65,760,000	65,446,239
Affirm Master Trust Series 2026-2A Class A†	4.67%		4/16/2035	41,865,000	41,852,227
AGL CLO 17 Ltd. Series 2022-17A Class AR†	4.622% (3 mo. USD Term SOFR + 0.95%	)#	1/21/2035	8,700,000	8,703,393
Anthelion CLO Ltd. Series 2025-1A Class A1†	5.175% (3 mo. USD Term SOFR + 1.50%	)#	7/20/2036	19,500,000	19,528,099
Apex Credit CLO Ltd. Series 2018-2A Class BR3†	4.925% (3 mo. USD Term SOFR + 1.25%	)#	10/20/2031	16,500,000	16,496,403
Apex Credit CLO Ltd. Series 2021-1A Class ANR†	4.895% (3 mo. USD Term SOFR + 1.22%	)#	7/18/2034	78,130,000	78,167,815
Apex Credit CLO Ltd. Series 2024-1A Class A1R†	5.075% (3 mo. USD Term SOFR + 1.40%	)#	4/20/2036	40,000,000	40,075,560
Apex Credit CLO Ltd. Series 2024-2A Class A†	5.187% (3 mo. USD Term SOFR + 1.52%	)#	7/25/2037	30,350,000	30,419,501
Aqua Finance Trust Series 2019-A Class A†	3.14%		7/16/2040	4,030,915	3,917,126
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	10,895,316	9,960,797
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class A†	4.957% (1 mo. USD Term SOFR + 1.35%	)#	1/20/2043	46,480,000	46,512,985

See Notes to Financial Statements.	223

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	5.093% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	$14,132,560	$14,141,310
ARES Loan Funding V Ltd. Series 2024-ALF5AR Class A1R†(c)	–	(d)	7/25/2037	110,040,000	110,067,510
ARES LX CLO Ltd. Series 2021-60A Class AR2†	4.635% (3 mo. USD Term SOFR + 0.96%	)#	7/18/2034	39,500,000	39,497,393
ARES LXV CLO Ltd. Series 2022-65A Class A1R†	4.787% (3 mo. USD Term SOFR + 1.12%	)#	7/25/2034	10,000,000	10,004,760
ASP WHCO Partner 2 LP	6.783%	#(e)	3/29/2029	85,000,000	85,002,601	(b)
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	4.702% (3 mo. USD Term SOFR + 1.03%	)#	10/21/2034	10,000,000	10,004,660
Bain Capital Credit CLO Ltd. Series 2021-2A Class A1R2†	4.65% (3 mo. USD Term SOFR + 0.97%	)#	7/16/2034	51,850,000	51,856,170
Bain Capital Credit CLO Ltd. Series 2021-3A Class AR†	4.727% (3 mo. USD Term SOFR + 1.06%	)#	7/24/2034	8,320,000	8,325,907
Bain Capital Credit CLO Ltd. Series 2022-5A Class ARR†	4.807% (3 mo. USD Term SOFR + 1.14%	)#	1/24/2037	21,525,000	21,550,895
Ballyrock CLO 20 Ltd. Series 2022-20A Class A1A3†	4.723% (3 mo. USD Term SOFR + 1.05%	)#	10/15/2036	44,530,000	44,466,990
Ballyrock CLO Ltd. Series 2019-1A Class A1R†	4.965% (3 mo. USD Term SOFR + 1.29%	)#	7/15/2032	21,085,044	21,130,103
BAR Issuer LLC Series 2026-FL1 Class A†	5.203% (1 mo. USD Term SOFR + 1.60%	)#	8/20/2043	56,890,000	57,170,205
Barrow Hanley CLO III Ltd. Series 2024-3A Class AR†	4.891% (3 mo. USD Term SOFR + 1.27%	)#	4/20/2038	67,790,000	67,922,190
Battalion CLO IX Ltd. Series 2015-9A Class BRR†	5.273% (3 mo. USD Term SOFR + 1.60%	)#	7/15/2031	20,000,000	20,018,680
Battalion CLO XI Ltd. Series 2017-11A Class AR2†	4.797% (3 mo. USD Term SOFR + 1.13%	)#	4/24/2034	57,284,089	57,339,139
Battalion CLO XIV Ltd. Series 2019-14A Class AR2†	4.815% (3 mo. USD Term SOFR + 1.14%	)#	1/20/2035	13,657,667	13,662,733

224	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
BBAM U.S. CLO III Ltd. Series 2023-3A Class A1R†	4.843% (3 mo. USD Term SOFR + 1.17%	)#	10/15/2038	$21,240,000	$21,248,454
BDS LLC Series 2025-FL15 Class A†	5.013% (1 mo. USD Term SOFR + 1.40%	)#	3/19/2043	57,330,000	57,394,396
BDS LLC Series 2025-FL16 Class A†	5.013% (1 mo. USD Term SOFR + 1.40%	)#	6/19/2043	42,710,000	42,833,045
BDS LLC Series 2026-FL17 Class A†	5.00% (1 mo. USD Term SOFR + 1.35%	)#	5/19/2043	20,540,000	20,558,238
Black Diamond CLO Ltd. Series 2021-1A Class A1AR†	4.914% (3 mo. USD Term SOFR + 1.25%	)#	11/22/2034	54,530,000	54,533,763
BlueMountain CLO XXIX Ltd. Series 2020-29AR Class AR2†(c)	–	(d)	7/25/2034	113,390,000	113,418,347
Bowling Green Park CLO LLC Series 2019-1A Class ARR†	4.675% (3 mo. USD Term SOFR + 1.00%	)#	4/18/2035	61,140,000	61,174,666
BSPDF Issuer LLC Series 2026-FL3 Class A†	5.075% (1 mo. USD Term SOFR + 1.45%	)#	9/18/2043	23,340,000	23,386,360
BSPDF Issuer LLC Series 2026-FL4 Class A†	5.10% (1 mo. USD Term SOFR + 1.45%	)#	11/18/2043	66,670,000	66,747,371
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.011% (1 mo. USD Term SOFR + 1.39%	)#	1/17/2043	36,470,000	36,587,565
Canyon Capital CLO Ltd. Series 2019-2A Class AR2†	4.683% (3 mo. USD Term SOFR + 1.01%	)#	10/15/2034	10,500,000	10,488,230
Canyon CLO Ltd. Series 2020-2A Class AR2†	4.703% (3 mo. USD Term SOFR + 1.03%	)#	10/15/2034	17,350,000	17,360,358
Capital Four U.S. CLO II Ltd. Series 2022-1A Class AR2†	5.055% (3 mo. USD Term SOFR + 1.38%	)#	1/20/2037	24,690,000	24,750,244
Carlyle Global Market Strategies CLO Ltd. Series 2015-5A Class BR4†	5.125% (3 mo. USD Term SOFR + 1.45%	)#	1/20/2032	16,220,000	16,235,555
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class A1R3†	4.765% (3 mo. USD Term SOFR + 1.09%	)#	4/20/2034	28,820,000	28,831,586
Carlyle U.S. CLO Ltd. Series 2020-2A Class A1R2†	4.747% (3 mo. USD Term SOFR + 1.08%	)#	1/25/2035	21,305,000	21,315,035

See Notes to Financial Statements.	225

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Carlyle U.S. CLO Ltd. Series 2021-9A Class AR†	4.785% (3 mo. USD Term SOFR + 1.11%	)#	10/20/2034	$81,580,000	$81,681,975
Carlyle U.S. CLO Ltd. Series 2022-1A Class A1R†	4.653% (3 mo. USD Term SOFR + 0.98%	)#	4/15/2035	40,000,000	40,046,120
CarVal CLO I Ltd. Series 2018-1A Class AR†	4.91% (3 mo. USD Term SOFR + 1.23%	)#	7/16/2031	2,845,460	2,847,691
CarVal CLO III Ltd. Series 2019-2A Class BR2†	5.075% (3 mo. USD Term SOFR + 1.40%	)#	7/20/2032	16,000,000	16,015,360
Cathedral Lake VI Ltd. Series 2021-6A Class ANR†	4.867% (3 mo. USD Term SOFR + 1.20%	)#	4/25/2034	55,590,000	55,619,352
Cedar Funding IX CLO Ltd. Series 2018-9A Class AR†	5.095% (3 mo. USD Term SOFR + 1.42%	)#	7/20/2037	61,390,000	61,482,883
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	28,215,000	28,310,982
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	46,190,000	46,733,351
Clover CLO LLC Series 2021-3A Class AR†	4.737% (3 mo. USD Term SOFR + 1.07%	)#	1/25/2035	4,460,000	4,463,648
Columbia Cent CLO 30 Ltd. Series 2020-30A Class A1R2†	4.725% (3 mo. USD Term SOFR + 1.05%	)#	1/20/2034	33,947,006	33,943,441
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	4.775% (3 mo. USD Term SOFR + 1.10%	)#	4/20/2034	35,330,000	35,322,475
Columbia Cent CLO 32 Ltd. Series 2022-32A Class A1R2†	4.787% (3 mo. USD Term SOFR + 1.12%	)#	7/24/2034	89,220,000	89,264,075
CQS U.S. CLO Ltd. Series 2025-4A Class A1†	5.125% (3 mo. USD Term SOFR + 1.45%	)#	7/20/2036	26,000,000	26,024,934
Crown City CLO IV Series 2022-4A Class A1R2†	4.91% (3 mo. USD Term SOFR + 1.28%	)#	4/20/2037	82,530,000	82,647,935
Crown City CLO V Series 2023-5AR Class A1R2†(c)	1.00% (3 mo. USD Term SOFR + 1.25%	)#	4/22/2037	60,310,000	60,325,077
Dell Equipment Finance Trust Series 2026-1A Class A3†	4.32%		12/22/2031	10,985,000	10,986,552
DLLMT LLC Series 2024-1A Class A3†	4.84%		8/21/2028	9,922,655	9,969,568

226	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	4.932% (3 mo. USD Term SOFR + 1.29%	)#	8/20/2034	$95,700,000	$95,772,923
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	4.745% (3 mo. USD Term SOFR + 1.07%	)#	4/20/2034	24,950,000	24,971,382
Dryden 78 CLO Ltd. Series 2020-78A Class A1R2†	4.886% (3 mo. USD Term SOFR + 1.25%	)#	4/17/2037	27,100,000	27,138,916
Dryden 95 CLO Ltd. Series 2021-95A Class AR†	4.682% (3 mo. USD Term SOFR + 1.04%	)#	8/20/2034	69,410,000	69,378,280
Eaton Vance CLO Ltd. Series 2019-1A Class AR2†	5.183% (3 mo. USD Term SOFR + 1.51%	)#	7/15/2037	42,720,000	42,722,136
Eaton Vance CLO Ltd. Series 2019-1AR Class AR3†(c)	–	(d)	7/15/2037	42,610,000	42,620,652
Empower CLO Ltd. Series 2024-1A Class A1R†	4.934% (3 mo. USD Term SOFR + 1.28%	)#	4/25/2037	39,570,000	39,659,032
Flatiron RR CLO 22 LLC Series 2021-2A Class AR†	4.583% (3 mo. USD Term SOFR + 0.91%	)#	10/15/2034	34,000,000	34,000,068
FS Rialto Issuer LLC Series 2025-FL10 Class A†	4.998% (1 mo. USD Term SOFR + 1.39%	)#	8/19/2042	18,320,000	18,327,561
Golub Capital Partners CLO 19B-R3 Ltd. Series 2017-19RA Class A1R3†	4.931% (3 mo. USD Term SOFR + 1.15%	)#	10/20/2036	41,180,000	41,187,124
GreenSky Home Improvement Issuer Trust Series 2024-2 Class A2†	5.25%		10/27/2059	336,943	337,319
Invesco U.S. CLO Ltd. Series 2023-1A Class AR2†	4.774% (3 mo. USD Term SOFR + 1.11%	)#	4/22/2037	52,050,000	51,970,363
Kennedy Lewis CLO 13 Ltd. Series 2023-13A Class A1R†	4.815% (3 mo. USD Term SOFR + 1.14%	)#	1/20/2038	15,770,000	15,795,642
Kennedy Lewis CLO 14 Ltd. Series 2024-14A Class AR†	4.986% (3 mo. USD Term SOFR + 1.32%	)#	4/22/2037	42,890,000	43,097,159
KKR CLO 15 Ltd. Series 15 Class BR2†	5.225% (3 mo. USD Term SOFR + 1.55%	)#	1/18/2032	7,890,000	7,896,699
KKR CLO 24 Ltd. Series 24 Class A1R†	5.017% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2032	42,338,865	42,378,029

See Notes to Financial Statements.	227

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
KKR CLO 40 Ltd. Series 40A Class AR†	4.975% (3 mo. USD Term SOFR + 1.30%	)#	10/20/2034	$17,670,000	$17,686,610
LCM 33 Ltd. Series 33A Class AR†	4.855% (3 mo. USD Term SOFR + 1.18%	)#	7/20/2034	65,550,000	65,580,350
LCM 34 Ltd. Series 34A Class A1R†	4.855% (3 mo. USD Term SOFR + 1.18%	)#	10/20/2034	122,750,000	122,787,684
LCM 35 Ltd. Series 35A Class A1R†	4.753% (3 mo. USD Term SOFR + 1.08%	)#	10/15/2034	66,710,000	66,659,167
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	138,926,000	135,159,063
Lendmark Funding Trust Series 2024-1A Class A†	5.53%		6/21/2032	32,801,000	33,039,854
Lendmark Funding Trust Series 2025-1A Class A†	4.94%		9/20/2034	32,902,000	33,063,549
Lendmark Funding Trust Series 2026-1A Class A†	4.80%		11/20/2035	32,940,000	32,825,247
M&T Equipment Notes Series 2024-1A Class A3†	4.76%		8/18/2031	23,570,000	23,669,065
Madison Park Funding LII Ltd. Series 2021-52A Class AR†	4.764% (3 mo. USD Term SOFR + 1.10%	)#	1/22/2035	65,000,000	64,988,690
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	4.947% (3 mo. USD Term SOFR + 1.28%	)#	7/27/2034	28,370,000	28,383,306
Madison Park Funding XXX Ltd. Series 2018-30A Class A1R†	5.04% (3 mo. USD Term SOFR + 1.36%	)#	7/16/2037	74,900,000	75,002,014
Madison Park Funding XXXII Ltd. Series 2018-32A Class A1R2†	5.024% (3 mo. USD Term SOFR + 1.36%	)#	7/22/2037	43,630,000	43,640,951
Marble Point CLO XXIII Ltd. Series 2021-4A Class A1R†	4.824% (3 mo. USD Term SOFR + 1.16%	)#	1/22/2035	23,100,000	23,110,718
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	69,465,000	68,090,121
MF1 LLC Series 2022-FL9 Class A†	5.763% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	26,822,328	26,885,816
MF1 LLC Series 2026-FL22 Class A†	5.06% (1 mo. USD Term SOFR + 1.40%	)#	11/18/2043	76,150,000	76,287,116
MF1 Ltd. Series 2021-FL7 Class A†	4.82% (1 mo. USD Term SOFR + 1.19%	)#	10/16/2036	4,478,956	4,479,078
Nassau LLC Series 2020-1AR Class A1RR†(c)	–	(d)	1/15/2035	75,010,000	75,028,752

228	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Navesink CLO 1 Ltd. Series 2023-1A Class A1R†	5.347% (3 mo. USD Term SOFR + 1.68%	)#	7/25/2033	$33,300,000	$33,323,243
Navesink CLO 2 Ltd. Series 2024-2A Class A1R†	4.863% (3 mo. USD Term SOFR + 1.19%	)#	1/15/2036	37,950,000	37,914,441
Navesink CLO 4 Ltd. Series 2025-4A Class A1†	4.953% (3 mo. USD Term SOFR + 1.28%	)#	10/15/2037	34,070,000	34,083,628
Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A Class AR2†	4.706% (3 mo. USD Term SOFR + 1.04%	)#	7/23/2036	76,970,000	77,026,804
Neuberger Berman Loan Advisers CLO 54 Ltd. Series 2024-54AR Class AR†(c)	–	(d)	4/23/2038	109,000,000	109,027,250
NMEF Funding LLC Series 2025-B Class A2†	4.64%		1/18/2033	27,393,185	27,467,514
Octagon Investment Partners 41 Ltd. Series 2019-2A Class A1R2†	4.763% (3 mo. USD Term SOFR + 1.09%	)#	10/15/2033	30,860,000	30,885,429
Octagon Investment Partners 45 Ltd. Series 2019-1A Class A1RR†	4.823% (3 mo. USD Term SOFR + 1.15%	)#	4/15/2035	13,775,000	13,786,860
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	75,865,000	74,945,334
OneMain Financial Issuance Trust Series 2020-2A Class C†	2.76%		9/14/2035	14,375,000	14,002,373
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	18,050,000	17,718,662
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	2,659,589	2,661,301
Palmer Square CLO Ltd. Series 2024-1A Class AR†	4.913% (3 mo. USD Term SOFR + 1.24%	)#	4/15/2037	55,360,000	55,615,708
Parallel Ltd. Series 2023-1A Class A1R†	5.065% (3 mo. USD Term SOFR + 1.39%	)#	7/20/2036	54,300,000	54,362,336
PEAC Solutions Receivables LLC Series 2025-1A Class A3†	5.04%		7/20/2032	41,365,000	41,768,739
PFP Ltd. Series 2025-12 Class A†	5.102% (1 mo. USD Term SOFR + 1.49%	)#	12/18/2042	79,320,000	79,710,005
PFP Ltd. Series 2026-13 Class A†	5.113% (1 mo. USD Term SOFR + 1.50%	)#	8/18/2043	11,260,000	11,315,930
PFP Ltd. Series 2026-14 Class A†(c)	4.97% (1 mo. USD Term SOFR + 1.32%	)#	12/18/2043	67,170,000	67,232,522

See Notes to Financial Statements.	229

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
PPM CLO 2 Ltd. Series 2019-2A Class AR3†	4.83% (3 mo. USD Term SOFR + 1.15%	)#	4/16/2037	$71,100,000	$71,132,919
RR 20 Ltd. Series 2022-20A Class A1R†	4.663% (3 mo. USD Term SOFR + 0.99%	)#	7/15/2037	48,369,000	48,279,276
Sandstone Peak III Ltd. Series 2024-1A Class A1R†	4.947% (3 mo. USD Term SOFR + 1.30%	)#	4/25/2037	52,400,000	52,516,485
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class A1R†	5.065% (3 mo. USD Term SOFR + 1.39%	)#	10/20/2037	75,440,000	75,514,007
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	6,660,193	6,749,960
SCF Equipment Leasing LLC Series 2025-2A Class A3†	4.33%		6/20/2036	58,660,000	58,373,463
SCF Equipment Trust LLC Series 2025-1A Class A3†	5.11%		11/21/2033	34,834,000	35,286,403
Signal Peak CLO 4 Ltd. Series 2017-4A Class AR2†	4.787% (3 mo. USD Term SOFR + 1.12%	)#	10/26/2034	112,880,000	112,960,145
Sound Point CLO XXXI Ltd. Series 2021-3AR Class AR†(c)	–	(d)	10/25/2034	62,160,000	62,175,540
Sycamore Tree CLO Ltd. Series 2023-3AR Class A1R2†	4.885% (3 mo. USD Term SOFR + 1.26%	)#	4/20/2037	60,220,000	60,235,055
Symphony CLO 30 Ltd. Series 2023-30A Class A1R†	5.215% (3 mo. USD Term SOFR + 1.54%	)#	10/20/2037	26,800,000	26,830,954
THL Credit Wind River CLO Ltd. Series 2019-3A Class AR3†	4.873% (3 mo. USD Term SOFR + 1.20%	)#	1/15/2038	67,210,000	67,215,780
Trestles CLO V Ltd. Series 2021-5A Class A1R†	4.925% (3 mo. USD Term SOFR + 1.25%	)#	10/20/2034	77,860,000	77,891,923
Trinitas CLO VII Ltd. Series 2017-7A Class A1R2†	4.727% (3 mo. USD Term SOFR + 1.06%	)#	1/25/2035	2,060,000	2,057,095
Trinitas CLO XVI Ltd. Series 2021-16A Class A1R†	4.805% (3 mo. USD Term SOFR + 1.13%	)#	7/20/2034	29,590,000	29,611,275
Trinitas CLO XVIII Ltd. Series 2021-18A Class A1R†	4.895% (3 mo. USD Term SOFR + 1.22%	)#	1/20/2035	3,000,000	3,001,230

230	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Trinitas CLO XX Ltd. Series 2022-20A Class A1R†	4.715% (3 mo. USD Term SOFR + 1.04%	)#	7/20/2035	$13,750,000	$13,726,213
Trysail CLO Ltd. Series 2021-1A Class A1R†	5.025% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2036	75,500,000	75,609,475
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2 Class B1†	4.818%		9/25/2032	30,747,853	30,304,481
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	23,794,770	23,780,324
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	4.995% (3 mo. USD Term SOFR + 1.32%	)#	7/15/2031	2,518,390	2,522,117
Venture 45 CLO Ltd. Series 2022-45A Class A1R†	4.945% (3 mo. USD Term SOFR + 1.27%	)#	7/20/2035	56,840,000	56,881,777
Verizon Master Trust Series 2023-6 Class A†	5.35%		9/22/2031	40,607,000	41,520,913
Verizon Master Trust Series 2025-2 Class A†	4.94%		1/20/2033	63,000,000	64,065,532
Vibrant CLO IX-R Ltd. Series 2018-9RA Class A1†	4.675% (3 mo. USD Term SOFR + 1.00%	)#	4/20/2037	64,475,000	64,209,556
Vibrant CLO XII Ltd. Series 2021-12A Class A1A2†	4.825% (3 mo. USD Term SOFR + 1.15%	)#	4/20/2034	23,400,000	23,438,282
Wellfleet CLO Ltd. Series 2021-1A Class BR†	5.325% (3 mo. USD Term SOFR + 1.65%	)#	4/20/2034	3,580,000	3,582,481
Wind River CLO Ltd. Series 2022-1A Class AR†	5.025% (3 mo. USD Term SOFR + 1.35%	)#	7/20/2035	46,070,000	46,072,303
Wind River CLO Ltd. Series 2022-1AR Class ARR†(c)	-	(d)	7/20/2035	91,260,000	91,282,815
Zais CLO 11 Ltd. Series 2018-11A Class BR†	5.465% (3 mo. USD Term SOFR + 1.79%	)#	1/20/2032	11,100,000	11,117,594
Zais CLO 15 Ltd. Series 2020-15A Class A1RR†	5.16% (3 mo. USD Term SOFR + 1.49%	)#	7/28/2037	36,500,000	36,536,609
Zais CLO 16 Ltd. Series 2020-16A Class A1R2†	4.805% (3 mo. USD Term SOFR + 1.13%	)#	10/20/2034	60,190,000	60,084,667
Total					6,264,586,120

Student Loan 0.27%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	46,760,888	42,523,281
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	45,723,605	41,680,902

See Notes to Financial Statements.	231

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Student Loan (continued)
Navient Refinance Loan Trust Series 2026-A Class A†	4.50%	1/18/2056	$17,000,496	$16,735,059
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%	4/20/2062	16,879,178	16,101,647
Total				117,040,889
Total Asset-Backed Securities (cost $9,432,784,199)				9,423,259,624

CONVERTIBLE BONDS 0.05%

Equity Real Estate 0.05%
Redfin Corp. (cost $21,608,765)	0.50%	4/1/2027	22,512,000	21,690,312

CORPORATE BONDS 54.32%

Advertising 0.17%
Clear Channel Outdoor Holdings, Inc.†	7.50%	6/1/2029	68,254,000	68,634,039
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028	4,141,000	4,153,282
Total				72,787,321

Aerospace/Defense 0.73%
ATI, Inc.	5.875%	12/1/2027	34,710,000	34,884,730
Boeing Co.	5.04%	5/1/2027	20,038,000	20,149,674
Boeing Co.	5.15%	5/1/2030	20,632,000	20,964,368
Boeing Co.	6.298%	5/1/2029	19,805,000	20,722,481
Boeing Co.	8.625%	11/15/2031	12,207,000	14,244,116
Czechoslovak Group AS (Czech Republic)†(f)	6.50%	1/10/2031	67,926,000	69,662,036
Hexcel Corp.	4.90%	5/15/2031	39,607,000	39,524,801
Spirit AeroSystems, Inc.	3.85%	6/15/2026	20,922,000	20,900,009
TransDigm, Inc.†	6.75%	8/15/2028	77,749,000	78,805,920
Total				319,858,135

Agriculture 0.37%
Imperial Brands Finance PLC (United Kingdom)†(f)	3.50%	7/26/2026	2,199,000	2,195,829
Imperial Brands Finance PLC (United Kingdom)†(f)	5.50%	2/1/2030	34,448,000	35,326,790
Imperial Brands Finance PLC (United Kingdom)†(f)	6.125%	7/27/2027	58,025,000	59,051,075
Japan Tobacco, Inc. (Japan)†(f)	5.25%	6/15/2030	62,276,000	63,720,620
Total				160,294,314

232	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines 0.25%
Air Canada (Canada)†(f)	3.875%		8/15/2026	$62,132,000	$62,130,434
United Airlines Holdings, Inc.	4.875%		3/1/2029	16,195,000	16,021,179
United Airlines Pass-Through Trust Class AA	3.45%		6/1/2029	6,149,315	6,045,156
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	26,040,803	26,439,483
Total					110,636,252

Auto Manufacturers 1.94%
Allison Transmission, Inc.†	5.875%		6/1/2029	12,334,000	12,460,769
Ford Motor Credit Co. LLC	2.70%		8/10/2026	74,461,000	74,226,909
Ford Motor Credit Co. LLC	4.271%		1/9/2027	20,620,000	20,558,127
Ford Motor Credit Co. LLC	4.97%		4/6/2029	19,083,000	18,964,560
Ford Motor Credit Co. LLC	5.125%		11/5/2026	135,435,000	135,798,039
Ford Motor Credit Co. LLC	5.303%		9/6/2029	49,662,000	49,743,102
Ford Motor Credit Co. LLC	5.80%		3/8/2029	58,650,000	59,532,729
Ford Motor Credit Co. LLC	5.85%		5/17/2027	39,899,000	40,280,847
Ford Motor Credit Co. LLC	7.35%		11/4/2027	38,702,000	39,939,442
General Motors Financial Co., Inc.	4.92% (SOFR + 1.29%	)#	1/7/2030	23,103,000	23,229,399
General Motors Financial Co., Inc.	5.00%		7/15/2027	23,184,000	23,337,014
General Motors Financial Co., Inc.	5.55%		7/15/2029	47,067,000	48,179,802
General Motors Financial Co., Inc.	5.65%		1/17/2029	14,500,000	14,831,328
Hyundai Capital America†	2.00%		6/15/2028	42,180,000	40,050,826
Hyundai Capital America†	4.90%		6/23/2028	39,232,000	39,425,633
Hyundai Capital America†	5.30%		1/8/2029	23,600,000	23,948,716
Hyundai Capital America†	6.10%		9/21/2028	35,000,000	36,079,137
Nissan Motor Acceptance Co. LLC†	1.85%		9/16/2026	73,573,000	72,902,093
Nissan Motor Acceptance Co. LLC†	6.95%		9/15/2026	46,715,000	46,915,327
Stellantis Financial Services U.S. Corp.†	5.40%		6/15/2029	27,688,000	27,762,843
Total					848,166,642

Auto Parts & Equipment 0.16%
American Axle & Manufacturing, Inc.	6.875%		7/1/2028	710,000	713,213
ZF North America Capital, Inc.†	6.875%		4/14/2028	66,407,000	68,034,170
Total					68,747,383

Banks 9.49%
AIB Group PLC (Ireland)†(f)	5.32% (SOFR + 1.65%	)#	5/15/2031	10,053,000	10,209,062
AIB Group PLC (Ireland)†(f)	6.608% (SOFR + 2.33%	)#	9/13/2029	43,907,000	45,786,079

See Notes to Financial Statements.	233

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Australia & New Zealand Banking Group Ltd. (Australia)(f)	4.675%		6/15/2026	$12,730,000	$12,732,939
Banco Internacional del Peru SAA Interbank (Peru)†(f)	4.80%		7/15/2031	24,683,000	24,303,869
Bank Hapoalim BM (Israel)(f)	4.722%		7/14/2029	45,000,000	44,553,241
Bank of Ireland Group PLC (Ireland)†(f)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	64,211,000	63,742,528
Bank of Ireland Group PLC (Ireland)†(f)	4.997% (SOFR + 1.16%	)#	11/12/2032	34,179,000	34,155,774
Bank of Ireland Group PLC (Ireland)†(f)	5.601% (SOFR + 1.62%	)#	3/20/2030	33,447,000	34,169,835
Barclays PLC (United Kingdom)(f)	2.279% (1 yr. CMT + 1.05%	)#	11/24/2027	4,346,000	4,303,277
Barclays PLC (United Kingdom)(f)	4.836%		5/9/2028	10,192,000	10,214,508
Barclays PLC (United Kingdom)(f)	7.385% (1 yr. CMT + 3.30%	)#	11/2/2028	30,351,000	31,485,025
BNP Paribas SA (France)†(f)	1.904% (SOFR + 1.61%	)#	9/30/2028	36,783,389	35,529,462
BNP Paribas SA (France)†(f)	2.591% (SOFR + 1.23%	)#	1/20/2028	150,439,000	148,681,209
BNP Paribas SA (France)†(f)	5.283% (SOFR + 1.28%	)#	11/19/2030	23,476,000	23,837,282
BPCE SA (France)†(f)	2.045% (SOFR + 1.09%	)#	10/19/2027	21,834,000	21,638,973
Canadian Imperial Bank of Commerce (Canada)(f)	4.283% (SOFR + 0.79%	)#	1/29/2030	30,664,000	30,392,653
Capital One NA	5.974% (5 yr. USD SOFR ICE Swap + 1.73%	)#	8/9/2028	13,956,000	14,243,937
Citigroup, Inc.	3.07% (SOFR + 1.28%	)#	2/24/2028	48,447,000	48,000,921
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	26,450,000	26,372,155
Citigroup, Inc.	4.503% (SOFR + 1.17%	)#	9/11/2031	112,341,000	111,167,981
Citigroup, Inc.	4.786% (SOFR + 0.87%	)#	3/4/2029	9,020,000	9,063,001
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	127,040,000	128,890,825
Citizens Bank NA	4.575% (SOFR + 2.00%	)#	8/9/2028	71,051,000	71,112,551

234	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citizens Financial Group, Inc.	5.253% (SOFR + 1.26%	)#	3/5/2031	$36,493,000	$36,927,277
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030	65,099,000	66,846,817
Danske Bank AS (Denmark)†(f)	4.613% (1 yr. CMT + 1.10%	)#	10/2/2030	32,816,000	32,653,606
Federation des Caisses Desjardins du Quebec (Canada)†(f)	5.021%		5/27/2031	41,231,000	41,619,242
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%	)#	3/12/2031	80,856,000	80,556,732
First Horizon Corp.	5.514% (SOFR + 1.77%	)#	3/7/2031	32,102,000	32,581,964
Freedom Mortgage Corp.†	6.625%		1/15/2027	65,526,000	65,746,823
Goldman Sachs Bank USA(c)	4.656% (SOFR + 0.72%	)#	6/3/2029	114,949,000	115,106,793
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%	)#	10/21/2027	89,929,000	89,102,288
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%	)#	2/24/2028	46,616,000	46,032,121
Goldman Sachs Group, Inc.	3.615% (SOFR + 1.85%	)#	3/15/2028	16,577,000	16,473,993
Goldman Sachs Group, Inc.	3.814% (3 mo. USD Term SOFR + 1.42%	)#	4/23/2029	12,975,000	12,793,136
Goldman Sachs Group, Inc.	4.148% (SOFR + 0.71%	)#	1/21/2029	43,135,000	42,842,712
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%	)#	5/1/2029	87,177,000	86,568,144
Goldman Sachs Group, Inc.	4.369% (SOFR + 1.06%	)#	10/21/2031	26,115,000	25,601,758
Goldman Sachs Group, Inc.	4.516% (SOFR + 0.96%	)#	1/21/2032	58,587,000	57,694,668
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%	)#	1/28/2031	16,537,000	16,760,251
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%	)#	4/23/2031	39,256,000	39,837,806
Goldman Sachs Group, Inc.	5.727% (SOFR + 1.27%	)#	4/25/2030	52,714,000	54,168,678
HSBC Holdings PLC (United Kingdom)(f)	4.899% (SOFR + 1.03%	)#	3/3/2029	42,494,000	42,729,316
Intesa Sanpaolo SpA (Italy)†(f)	4.198% (1 yr. CMT + 2.60%	)#	6/1/2032	79,368,000	74,969,108

See Notes to Financial Statements.	235

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
JPMorgan Chase & Co.	2.947% (SOFR + 1.17%	)#	2/24/2028	$16,003,000	$15,846,179
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	62,644,000	62,179,321
JPMorgan Chase & Co.	3.702% (3 mo. USD Term SOFR + 1.42%	)#	5/6/2030	11,651,000	11,369,879
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%	)#	2/1/2028	22,404,000	22,323,732
JPMorgan Chase & Co.	4.323% (SOFR + 1.56%	)#	4/26/2028	15,209,000	15,202,513
JPMorgan Chase & Co.	4.408% (SOFR + 0.82%	)#	4/23/2030	57,650,000	57,352,135
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%	)#	7/25/2028	14,499,000	14,572,254
JPMorgan Chase & Co.	5.14% (SOFR + 1.01%	)#	1/24/2031	25,634,000	26,040,212
JPMorgan Chase & Co.	5.571% (SOFR + 0.93%	)#	4/22/2028	85,000,000	85,924,188
JPMorgan Chase & Co.	5.581% (SOFR + 1.16%	)#	4/22/2030	10,881,000	11,160,199
M&T Bank Corp.	4.553% (SOFR + 1.78%	)#	8/16/2028	43,711,000	43,738,351
Macquarie Bank Ltd. (Australia)†(f)	3.624%		6/3/2030	23,243,000	22,150,294
Macquarie Group Ltd. (Australia)†(f)(g)	3.763% (3 mo. USD Term SOFR + 1.63%	)#	11/28/2028	38,587,000	38,092,932
Morgan Stanley	4.21% (SOFR + 1.61%	)#	4/20/2028	100,800,000	100,683,362
Morgan Stanley	4.238% (SOFR + 0.80%	)#	1/9/2030	49,786,000	49,244,635
Morgan Stanley	4.356% (SOFR + 1.07%	)#	10/22/2031	66,813,000	65,580,433
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030	5,565,000	5,535,385
Morgan Stanley	4.493% (SOFR + 0.95%	)#	1/16/2032	59,981,000	59,033,521
Morgan Stanley	4.555% (SOFR + 0.96%	)#	4/10/2030	76,245,000	75,959,767
Morgan Stanley	4.708% (SOFR + 1.20%	)#	3/12/2032	80,841,000	80,118,332

236	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	5.042% (SOFR + 1.22%	)#	7/19/2030	$24,450,000	$24,677,786
Morgan Stanley	5.173% (SOFR + 1.45%	)#	1/16/2030	36,549,000	37,001,371
Morgan Stanley	5.449% (SOFR + 1.63%	)#	7/20/2029	40,373,000	41,088,320
Morgan Stanley	5.656% (SOFR + 1.26%	)#	4/18/2030	39,731,000	40,741,583
Morgan Stanley Bank NA	4.788% (SOFR + 0.97%	)#	5/10/2030	13,412,000	13,451,846
Morgan Stanley Private Bank NA	4.734% (SOFR + 1.08%	)#	7/18/2031	15,064,000	15,027,048
NatWest Group PLC (United Kingdom)(f)	4.964% (1 yr. CMT + 1.22%	)#	8/15/2030	12,929,000	13,025,567
PNC Financial Services Group, Inc.	4.899% (SOFR + 1.33%	)#	5/13/2031	17,550,000	17,692,486
Popular, Inc.(g)	7.25%		3/13/2028	9,948,000	10,327,904
Santander U.K. Group Holdings PLC (United Kingdom)(f)	2.469% (SOFR + 1.22%	)#	1/11/2028	37,697,000	37,218,487
Santander U.K. Group Holdings PLC (United Kingdom)(f)	4.32% (SOFR + 1.07%	)#	9/22/2029	23,807,000	23,604,809
Santander U.K. Group Holdings PLC (United Kingdom)(f)	6.534% (SOFR + 2.60%	)#	1/10/2029	90,734,000	93,412,968
Societe Generale SA (France)†(f)	1.792% (1 yr. CMT + 1.00%	)#	6/9/2027	22,305,000	22,293,581
Societe Generale SA (France)†(f)	5.25%		2/19/2027	70,472,000	70,930,270
Standard Chartered PLC (United Kingdom)†(f)	4.299% (1 yr. CMT + 0.77%	)#	1/13/2030	29,863,000	29,534,589
Synchrony Bank	5.625%		8/23/2027	17,509,000	17,700,011
Toronto-Dominion Bank (Canada)(f)	3.625% (5 yr. USD Swap + 2.21%	)#	9/15/2031	95,520,000	95,221,782
Toronto-Dominion Bank (Canada)(f)	4.701%		6/5/2026	37,690,000	37,692,728
Toronto-Dominion Bank (Canada)†(f)	4.701%		6/5/2026	16,500,000	16,501,194
U.S. Bancorp	5.046% (SOFR + 1.06%	)#	2/12/2031	103,708,000	105,076,499
UBS Group AG (Switzerland)†(f)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	32,133,000	31,944,729

See Notes to Financial Statements.	237

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(f)	3.869% (3 mo. USD LIBOR + 1.41%	)#	1/12/2029	$57,857,000	$57,212,382
UBS Group AG (Switzerland)†(f)	4.253%		3/23/2028	28,073,000	27,958,055
UBS Group AG (Switzerland)†(f)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	12,475,000	12,478,324
UBS Group AG (Switzerland)†(f)	4.751% (1 yr. CMT + 1.75%	)#	5/12/2028	10,000,000	10,033,684
UBS Group AG (Switzerland)†(f)	5.428% (1 yr. CMT + 1.52%	)#	2/8/2030	31,428,000	31,974,434
UniCredit SpA (Italy)†(f)	5.861% (5 yr. USD ICE Swap + 3.70%	)#	6/19/2032	12,983,000	13,064,312
Wells Fargo & Co.	4.97% (SOFR + 1.37%	)#	4/23/2029	31,767,000	32,012,529
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029	74,108,000	75,573,955
Wells Fargo & Co.	5.707% (SOFR + 1.07%	)#	4/22/2028	104,988,000	106,193,931
Wells Fargo & Co.	6.303% (SOFR + 1.79%	)#	10/23/2029	31,837,000	33,063,892
Westpac Banking Corp. (Australia)(f)	4.322% (5 yr. USD SOFR ICE Swap + 2.24%	)#	11/23/2031	14,961,000	14,934,590
Zions Bancorp NA	4.483% (SOFR + 1.06%	)#	2/9/2029	19,940,000	19,809,907
Total					4,152,783,497

Beverages 0.27%
Bacardi Ltd.†	4.70%		5/15/2028	19,219,000	19,211,244
Bacardi-Martini BV (Netherlands)†(f)	5.55%		2/1/2030	52,497,000	53,425,405
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(f)	5.25%		4/27/2029	14,946,000	14,695,391
Keurig Dr. Pepper, Inc.(g)	4.35%		5/15/2028	29,985,000	29,923,188
Total					117,255,228

Biotechnology 0.45%
Illumina, Inc.	2.55%		3/23/2031	11,413,000	10,346,509
Illumina, Inc.	4.75%		12/12/2030	53,233,000	53,133,722
Illumina, Inc.(g)	5.75%		12/13/2027	51,402,000	52,283,780
Royalty Pharma PLC	2.20%		9/2/2030	10,419,000	9,424,307
Royalty Pharma PLC	4.45%		3/25/2031	39,430,000	38,849,018
Royalty Pharma PLC	5.15%		9/2/2029	31,759,000	32,255,530
Total					196,292,866

238	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Building Materials 0.07%
Griffon Corp.	5.75%	3/1/2028	$26,891,000	$26,924,417
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028	2,750,000	2,758,729
Total				29,683,146

Chemicals 0.37%
Celanese U.S. Holdings LLC	1.40%	8/5/2026	3,717,000	3,703,350
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028	4,715,000	4,716,088
Equate Petrochemical Co. KSCC (Kuwait)(f)	4.25%	11/3/2026	11,980,000	11,935,789
Equate Petrochemical Co. KSCC (Kuwait)(f)	4.25%	11/3/2026	2,445,000	2,435,977
Ma’aden Sukuk Ltd. (Cayman Islands)†(f)	5.25%	2/13/2030	22,470,000	22,640,750
Methanex Corp. (Canada)(f)	5.125%	10/15/2027	2,864,000	2,865,673
SNF Group SACA (France)†(f)	3.375%	3/15/2030	63,985,000	59,663,779
SNF Group SACA (France)†(f)	5.626%	3/31/2031	54,677,000	55,367,506
Total				163,328,912

Coal 0.02%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%	6/15/2029	10,860,000	11,353,294

Commercial Services 1.01%
Ashtead Capital, Inc.†	4.375%	8/15/2027	19,023,000	18,958,517
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027	32,400,000	32,412,127
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027	26,170,000	26,196,301
Block, Inc.	2.75%	6/1/2026	65,057,000	65,057,000
EquipmentShare.com, Inc.†	9.00%	5/15/2028	33,518,000	34,819,738
GEO Group, Inc.	8.625%	4/15/2029	54,087,000	56,447,465
Global Payments, Inc.	4.50%	11/15/2028	45,868,000	45,502,746
Global Payments, Inc.	4.875%	11/15/2030	38,100,000	37,512,681
Mobility Global, Inc.†	5.05%	6/15/2029	23,531,000	23,647,549
Mobility Global, Inc.†	5.45%	6/15/2031	36,550,000	36,975,593
Rentokil Terminix Funding LLC†	5.00%	4/28/2030	51,503,000	51,783,785
Triton Container International Ltd.†	3.15%	6/15/2031	12,926,000	11,691,894
Total				441,005,396

Computers 0.19%
Gartner, Inc.†	4.50%	7/1/2028	86,313,000	85,218,582

Distribution/Wholesale 0.05%
RB Global Holdings, Inc.†	6.75%	3/15/2028	20,000,000	20,336,320

See Notes to Financial Statements.	239

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 5.04%
Aircastle Ltd.†	5.95%	2/15/2029	$36,782,000	$37,740,942
Aircastle Ltd./Aircastle Ireland DAC†	5.00%	9/15/2030	18,811,000	18,779,990
Aircastle Ltd./Aircastle Ireland DAC†	5.00%	5/15/2031	19,240,000	19,066,964
Aircastle Ltd./Aircastle Ireland DAC†	5.25%	3/15/2030	25,356,000	25,571,374
Atlas Warehouse Lending Co. LP†	4.625%	11/15/2028	71,399,000	70,531,343
Atlas Warehouse Lending Co. LP†	4.95%	11/15/2030	8,318,000	8,183,479
Atlas Warehouse Lending Co. LP†	6.05%	1/15/2028	32,247,000	32,724,179
Atlas Warehouse Lending Co. LP†	6.25%	1/15/2030	26,312,000	27,085,370
Aviation Capital Group LLC†	4.25%	4/30/2029	13,906,000	13,691,605
Aviation Capital Group LLC†	5.375%	7/15/2029	21,957,000	22,281,041
Aviation Capital Group LLC†	6.25%	4/15/2028	30,432,000	31,225,702
Avilease Capital Ltd. (Cayman Islands)†(f)	4.75%	11/12/2030	47,515,000	46,420,178
Avolon Holdings Funding Ltd. (Ireland)†(f)	2.528%	11/18/2027	14,789,000	14,351,440
Avolon Holdings Funding Ltd. (Ireland)†(f)	2.75%	2/21/2028	46,867,000	45,356,716
Avolon Holdings Funding Ltd. (Ireland)†(f)	3.25%	2/15/2027	21,656,000	21,465,369
Avolon Holdings Funding Ltd. (Ireland)†(f)	4.20%	4/15/2029	19,600,000	19,280,250
Avolon Holdings Funding Ltd. (Ireland)†(f)	4.95%	1/15/2028	32,146,000	32,283,557
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.375%	5/30/2030	19,369,000	19,618,091
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.75%	3/1/2029	97,127,000	99,306,172
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.75%	11/15/2029	99,502,000	102,076,240
Avolon Holdings Funding Ltd. (Ireland)†(f)	6.375%	5/4/2028	15,827,000	16,280,710
Azorra Finance Ltd. (Cayman Islands)†(f)	7.75%	4/15/2030	53,710,000	55,967,002
Citadel Securities Global Holdings LLC†	5.50%	6/18/2030	83,232,000	84,682,620
Equitable America Global Funding†	4.65%	6/9/2028	23,580,000	23,584,781
Freedom Mortgage Holdings LLC†	9.25%	2/1/2029	24,866,000	25,913,232
GGAM Finance Ltd. (Ireland)†(f)	8.00%	2/15/2027	54,312,000	54,832,852
Jane Street Group/JSG Finance, Inc.†	4.50%	11/15/2029	87,805,000	86,005,638
Jefferson Capital Holdings LLC†	6.00%	8/15/2026	57,034,000	57,176,300
Jefferson Capital Holdings LLC†	9.50%	2/15/2029	5,600,000	5,887,510
LPL Holdings, Inc.†	4.00%	3/15/2029	88,110,000	85,949,744
LPL Holdings, Inc.†	4.625%	11/15/2027	13,040,000	12,998,440
LPL Holdings, Inc.	4.90%	4/3/2028	19,338,000	19,411,623
LPL Holdings, Inc.	5.15%	6/15/2030	28,602,000	28,781,894
LPL Holdings, Inc.	5.20%	3/15/2030	12,243,000	12,344,846
LPL Holdings, Inc.	5.70%	5/20/2027	16,168,000	16,351,290
LPL Holdings, Inc.	6.75%	11/17/2028	45,532,000	47,589,851

240	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(f)	5.15%		3/17/2030	$15,993,000	$15,930,841
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(f)	6.40%		3/26/2029	64,048,000	66,130,993
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(f)	6.50%		3/26/2031	17,797,000	18,627,284
Midcap Financial Issuer Trust†	6.50%		5/1/2028	57,008,000	57,007,994
Nationstar Mortgage Holdings LLC†(g)	6.50%		8/1/2029	7,690,000	7,632,325
Navient Corp.	4.875%		3/15/2028	6,285,000	6,163,377
Navient Corp.	5.00%		3/15/2027	40,300,000	40,095,747
Navient Corp.	6.75%		6/15/2026	33,190,000	33,206,937
OneMain Finance Corp.(g)	6.625%		1/15/2028	65,460,000	66,599,135
Rocket Cos., Inc.†	6.125%		8/1/2030	42,770,000	43,446,954
Rocket Cos., Inc.†	6.50%		8/1/2029	47,871,000	49,008,750
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	142,285,000	141,408,667
Stellantis Financial Services U.S. Corp.†	4.95%		9/15/2028	51,432,000	51,239,227
Sumisho Air Lease Corp.†	4.50%		3/24/2029	30,786,000	30,603,958
Sumisho Air Lease Corp.	4.625%		10/1/2028	10,500,000	10,474,889
Sumisho Air Lease Corp.†	4.85%		3/24/2031	38,567,000	38,227,339
Sumisho Air Lease Corp.	5.10%		3/1/2029	41,885,000	42,284,601
Synchrony Financial	3.70%		8/4/2026	15,918,000	15,904,670
Synchrony Financial	3.95%		12/1/2027	26,175,000	25,928,027
Synchrony Financial(g)	5.019% (SOFR + 1.40%	)#	7/29/2029	43,107,000	43,171,062
United Wholesale Mortgage LLC†	5.75%		6/15/2027	62,873,000	62,663,017
Total					2,206,554,129

Electric 4.59%
AES Corp.	5.45%		6/1/2028	61,750,000	62,420,809
Alexander Funding Trust II†	7.467%		7/31/2028	55,927,000	58,737,898
Algonquin Power & Utilities Corp. (Canada)(f)	5.365%	(a)	6/15/2026	68,347,000	68,351,379
Alliant Energy Finance LLC†	5.40%		6/6/2027	15,507,000	15,650,279
Ausgrid Finance Pty. Ltd. (Australia)†(f)	4.35%		8/1/2028	12,691,000	12,629,192
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	80,342,000	80,941,324
Comision Federal de Electricidad (Mexico)(f)	3.348%		2/9/2031	26,076,000	23,466,825
Comision Federal de Electricidad (Mexico)†(f)	4.688%		5/15/2029	11,739,000	11,555,638
Comision Federal de Electricidad (Mexico)(f)(g)	5.70%		1/24/2030	40,350,000	40,596,539
Constellation Energy Generation LLC†	4.625%		2/1/2029	63,547,000	63,239,407
Constellation Energy Generation LLC†	5.00%		2/1/2031	84,361,000	84,545,077
Electricite de France SA (France)†(f)	5.70%		5/23/2028	93,805,000	95,821,657

See Notes to Financial Statements.	241

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Emera U.S. Finance LLC	4.50%	4/1/2029	$19,365,000	$19,287,939
ENEL Finance International NV (Netherlands)†(f)	4.375%	9/30/2030	46,998,000	46,205,824
ENEL Finance International NV (Netherlands)†(f)	5.125%	6/26/2029	42,961,000	43,480,936
Eversource Energy(g)	5.95%	2/1/2029	3,230,000	3,334,845
FirstEnergy Pennsylvania Electric Co.†	4.15%	3/15/2028	11,588,000	11,525,985
Hydro One, Inc. (Canada)(f)	4.75%	5/30/2031	27,145,000	27,252,678
ITC Holdings Corp.†	4.875%	4/15/2031	75,951,000	75,743,534
ITC Holdings Corp.†	4.95%	9/22/2027	25,656,000	25,790,651
Jersey Central Power & Light Co.†	4.60%	1/15/2030	9,119,000	9,101,602
Liberty Utilities Co.†	5.10%	5/15/2031	65,435,000	65,447,780
Liberty Utilities Co.†	5.577%	1/31/2029	51,528,000	52,664,829
Niagara Mohawk Power Corp.†	4.647%	10/3/2030	27,528,000	27,413,511
NRG Energy, Inc.†	4.45%	6/15/2029	10,924,000	10,771,127
NRG Energy, Inc.†	4.734%	10/15/2030	85,567,000	84,374,855
NRG Energy, Inc.†	4.955%	4/30/2031	11,943,000	11,822,555
NRG Energy, Inc.†	5.75%	7/15/2029	13,865,000	13,882,955
Oncor Electric Delivery Co. LLC†	4.50%	3/15/2031	30,730,000	30,518,867
Pacific Gas & Electric Co.	4.55%	7/1/2030	40,354,447	39,829,248
Pacific Gas & Electric Co.	5.00%	6/4/2028	33,863,000	34,106,409
Pacific Gas & Electric Co.	5.45%	6/15/2027	15,023,000	15,168,980
Pacific Gas & Electric Co.	5.55%	5/15/2029	31,175,000	31,884,562
Pacific Gas & Electric Co.	6.10%	1/15/2029	13,753,000	14,194,734
Palomino Funding Trust I†	7.233%	5/17/2028	29,716,000	30,931,361
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)(f)	3.875%	7/17/2029	2,600,000	2,517,963
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)(f)	4.125%	5/15/2027	3,000,000	2,984,740
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)(f)	5.45%	5/21/2028	35,945,000	36,411,746
PG&E Corp.	5.00%	7/1/2028	16,882,000	16,809,541
PG&E Corp.	5.25%	7/1/2030	41,230,000	40,818,408
PSEG Power LLC†	5.20%	5/15/2030	23,768,000	24,122,101
Vistra Operations Co. LLC†	3.70%	1/30/2027	39,766,000	39,616,480
Vistra Operations Co. LLC†	4.30%	10/15/2028	102,143,000	100,924,948
Vistra Operations Co. LLC†	4.375%	5/1/2029	73,805,000	72,425,636
Vistra Operations Co. LLC†	4.55%	10/30/2028	18,159,000	18,086,807
Vistra Operations Co. LLC†	4.70%	1/31/2031	42,911,000	42,191,494
Vistra Operations Co. LLC†	5.00%	4/30/2031	40,239,000	40,054,890
Vistra Operations Co. LLC†	5.05%	12/30/2026	10,942,000	10,991,141

242	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Vistra Operations Co. LLC†	6.875%	4/15/2032	$70,070,000	$72,948,843
Vistra Operations Co. LLC†	7.75%	10/15/2031	140,184,000	147,031,708
Total				2,010,628,237

Electrical Components & Equipment 0.09%
Molex Electronic Technologies LLC†	4.75%	4/30/2028	39,086,000	39,232,095

Electronics 0.10%
TD SYNNEX Corp.	4.30%	1/17/2029	27,774,000	27,519,277
Vontier Corp.	2.95%	4/1/2031	16,690,000	15,164,247
Total				42,683,524

Engineering & Construction 0.47%
Delhi International Airport Ltd. (India)(f)	6.125%	10/31/2026	18,232,000	18,300,174
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	51,794,000	53,537,493
Jacobs Solutions, Inc.	4.75%	3/3/2031	37,100,000	36,709,508
MasTec, Inc.†	4.50%	8/15/2028	56,222,000	55,696,009
MasTec, Inc.	5.90%	6/15/2029	39,725,000	40,884,740
Total				205,127,924

Entertainment 0.91%
Churchill Downs, Inc.†	4.75%	1/15/2028	17,000,000	16,842,374
Churchill Downs, Inc.†	5.50%	4/1/2027	69,697,000	69,719,477
Discovery Global Holdings, Inc.	3.755%	3/15/2027	50,470,000	50,222,950
Discovery Global Holdings, Inc.	4.054%	3/15/2029	34,733,000	34,640,610
Empire Resorts, Inc.†	7.75%	11/1/2026	1,940,000	1,930,981
Flutter Treasury DAC (Ireland)†(f)(g)	5.875%	6/4/2031	59,216,000	58,575,281
Flutter Treasury DAC (Ireland)†(f)	6.375%	4/29/2029	66,919,000	67,950,021
Live Nation Entertainment, Inc.†	6.50%	5/15/2027	31,801,000	31,856,847
Penn Entertainment, Inc.†	5.625%	1/15/2027	65,087,000	65,089,649
Total				396,828,190

Environmental Control 0.13%
Madison IAQ LLC†	4.125%	6/30/2028	60,087,000	59,378,526

Food 0.61%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	88,174,000	89,166,134
Conagra Brands, Inc.	4.85%	11/1/2028	93,876,000	94,082,635
Conagra Brands, Inc.	7.00%	10/1/2028	9,511,000	9,967,625
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(f)	3.00%	2/2/2029	33,905,000	32,513,902

See Notes to Financial Statements.	243

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food (continued)
Pilgrim’s Pride Corp.	4.25%	4/15/2031	$41,413,000	$39,771,459
Total				265,501,755

Food Service 0.05%
Aramark Services, Inc.†	5.00%	2/1/2028	21,906,000	21,882,390

Forest Products & Paper 0.02%
Inversiones CMPC SA (Chile)(f)	3.85%	1/13/2030	9,922,000	9,301,410

Gas 0.65%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	54,747,000	54,781,125
National Fuel Gas Co.	4.75%	9/1/2028	24,935,000	24,924,128
National Fuel Gas Co.(c)	4.75%	5/15/2029	16,545,000	16,561,177
National Fuel Gas Co.(c)	5.05%	10/15/2031	48,394,000	48,418,608
National Fuel Gas Co.	5.50%	3/15/2030	33,891,000	34,665,350
NiSource, Inc.	4.75%	5/18/2031	9,672,000	9,669,006
Snam SpA (Italy)†(f)	5.00%	5/28/2030	23,780,000	23,934,598
Southwest Gas Corp.	5.45%	3/23/2028	33,332,000	33,851,676
Southwest Gas Corp.	5.80%	12/1/2027	35,596,000	36,237,702
Total				283,043,370

Health Care-Products 0.96%
180 Medical, Inc.†	3.875%	10/15/2029	81,107,000	78,257,549
Baxter International, Inc.	2.272%	12/1/2028	23,459,000	22,069,033
Baxter International, Inc.	4.45%	2/15/2029	11,161,000	11,054,018
Baxter International, Inc.	4.90%	12/15/2030	83,763,000	83,127,010
Dentsply Sirona, Inc.(g)	3.25%	6/1/2030	49,284,000	45,626,285
Medline Borrower LP†	3.875%	4/1/2029	76,292,000	74,287,964
Medline Borrower LP/Medline Co-Issuer, Inc.†	5.00%	6/15/2031	39,898,000	39,877,931
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	66,589,000	68,426,191
Total				422,725,981

Health Care-Services 1.54%
Adventist Health System	4.742%	12/1/2030	18,583,000	18,396,852
Centene Corp.	2.45%	7/15/2028	66,477,000	63,051,699
Centene Corp.	3.00%	10/15/2030	45,546,000	41,071,730
Centene Corp.	4.25%	12/15/2027	112,695,000	112,403,593
CommonSpirit Health	4.352%	9/1/2030	33,323,000	32,698,837
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%	12/1/2026	9,688,000	9,550,115
Fresenius Medical Care U.S. Finance III, Inc.†	2.375%	2/16/2031	27,776,000	24,673,759
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	16,134,000	14,457,191
Fresenius Medical Care U.S. Finance III, Inc.†	3.75%	6/15/2029	41,602,000	40,399,526

244	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	$19,924,000	$20,142,552
Icon Investments Six DAC (Ireland)(f)	5.809%	5/8/2027	39,958,000	40,286,259
Icon Investments Six DAC (Ireland)(f)	5.849%	5/8/2029	83,813,000	85,351,084
IQVIA, Inc.†	5.00%	5/15/2027	3,125,000	3,125,012
IQVIA, Inc.	5.70%	5/15/2028	10,509,000	10,698,215
IQVIA, Inc.	6.25%	2/1/2029	46,216,000	47,842,064
Rede D’or Finance SARL (Luxembourg)(f)(g)	4.95%	1/17/2028	12,094,000	11,995,365
Tenet Healthcare Corp.	6.125%	10/1/2028	62,059,000	62,249,025
Universal Health Services, Inc.	2.65%	10/15/2030	13,187,000	11,921,899
Universal Health Services, Inc.	4.625%	10/15/2029	22,611,000	22,442,471
Total				672,757,248

Home Builders 0.25%
Beazer Homes USA, Inc.	5.875%	10/15/2027	36,947,000	36,983,319
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (Canada)†(f)	6.25%	9/15/2027	38,167,000	38,339,668
Dream Finders Homes, Inc.†	8.25%	8/15/2028	6,150,000	6,304,820
LGI Homes, Inc.†	8.75%	12/15/2028	27,558,000	28,590,653
Total				110,218,460

Home Furnishings 0.01%
Leggett & Platt, Inc.	3.50%	11/15/2027	2,992,000	2,929,570

Insurance 2.10%
AEGON Funding Co. LLC†	5.50%	4/16/2027	26,703,000	26,918,483
Aon Corp.	8.205%	1/1/2027	71,754,000	73,148,380
Athene Global Funding†	1.985%	8/19/2028	10,704,000	10,028,667
Brighthouse Financial Global Funding†	5.55%	4/9/2027	59,746,000	60,120,090
Brighthouse Financial Global Funding†	5.65%	6/10/2029	65,138,000	65,635,587
CNO Global Funding†	4.375%	9/8/2028	23,490,000	23,293,385
CNO Global Funding†	4.70%	12/11/2030	35,713,000	35,393,558
CNO Global Funding†	4.875%	12/10/2027	31,500,000	31,542,469
CNO Global Funding†	4.95%	9/9/2029	16,244,000	16,302,428
CNO Global Funding†	5.875%	6/4/2027	60,042,000	60,844,004
Corebridge Global Funding†	5.20%	1/12/2029	9,432,000	9,557,125
Equitable Financial Life Global Funding†	5.45%	3/3/2028	47,266,000	47,901,863
F&G Annuities & Life, Inc.	7.40%	1/13/2028	39,860,000	41,009,188
F&G Global Funding†	2.00%	9/20/2028	16,130,000	15,037,898
F&G Global Funding†	4.65%	9/8/2028	25,467,000	25,183,669
F&G Global Funding†	5.875%	6/10/2027	20,918,000	21,171,088

See Notes to Financial Statements.	245

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Jackson Financial, Inc.	5.17%	6/8/2027	$25,281,000	$25,414,229
Jackson National Life Global Funding†	4.55%	9/9/2030	43,272,000	42,406,439
Jackson National Life Global Funding†	4.60%	10/1/2029	24,478,000	24,204,872
Jackson National Life Global Funding†	4.70%	6/5/2028	56,094,000	55,982,563
Jackson National Life Global Funding†	5.35%	1/13/2030	16,847,000	17,028,808
Jackson National Life Global Funding†	5.55%	7/2/2027	14,912,000	15,075,575
MGIC Investment Corp.	5.25%	8/15/2028	57,122,000	57,124,990
Mutual of Omaha Cos Global Funding†	4.546%	1/13/2031	19,888,000	19,635,734
Mutual of Omaha Cos Global Funding†	5.00%	4/1/2030	23,772,000	24,016,329
Mutual of Omaha Cos Global Funding†	5.45%	12/12/2028	37,111,000	37,848,174
NMI Holdings, Inc.	6.00%	8/15/2029	12,397,000	12,687,214
Protective Life Global Funding†(g)	5.763%	7/5/2030	10,043,000	10,388,048
Sammons Financial Group Global Funding†	5.10%	12/10/2029	15,348,000	15,411,282
Total				920,312,139

Internet 0.87%
Prosus NV (Netherlands)†(f)(g)	3.257%	1/19/2027	62,457,000	61,933,199
Rakuten Group, Inc. (Japan)†(f)	11.25%	2/15/2027	110,519,000	114,867,291
Uber Technologies, Inc.†	4.50%	8/15/2029	204,914,000	203,430,955
Total				380,231,445

Investment Companies 0.24%
Blackstone Private Credit Fund	2.625%	12/15/2026	56,920,000	56,252,653
Blackstone Secured Lending Fund	2.125%	2/15/2027	22,196,000	21,758,071
Blue Owl Credit Income Corp.	3.125%	9/23/2026	4,009,000	3,982,108
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	22,433,000	22,419,234
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%	9/15/2030	1,661,000	1,549,067
Total				105,961,133

Leisure Time 1.12%
Carnival Corp. Ltd.†	4.00%	8/1/2028	211,017,000	207,376,155
Carnival Corp. Ltd.†	7.00%	8/15/2029	42,258,000	43,947,052
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	3,807,000	3,750,206
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	85,913,000	86,229,391
Royal Caribbean Cruises Ltd.†	5.50%	4/1/2028	69,488,000	70,288,882
Royal Caribbean Cruises Ltd.†	5.625%	9/30/2031	59,715,000	60,253,834
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	9,000,000	9,347,983
Viking Ocean Cruises Ship VII Ltd.†	5.625%	2/15/2029	7,900,000	7,907,391
Total				489,100,894

246	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Lodging 0.35%
Las Vegas Sands Corp.	3.50%	8/18/2026	$74,117,000	$74,206,355
Las Vegas Sands Corp.	5.90%	6/1/2027	4,138,000	4,189,173
Melco Resorts Finance Ltd. (Hong Kong)†(f)	5.75%	7/21/2028	28,450,000	28,339,212
Studio City Co. Ltd. (Macau)(f)	7.00%	2/15/2027	8,000,000	8,011,079
Studio City Finance Ltd. (Hong Kong)(f)	6.50%	1/15/2028	38,740,000	38,793,106
Total				153,538,925

Machinery: Construction & Mining 0.09%
Vertiv Group Corp.†	4.125%	11/15/2028	39,966,000	39,508,609

Machinery-Diversified 0.58%
Chart Industries, Inc.†	7.50%	1/1/2030	50,408,000	52,248,295
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028	3,875,000	4,059,225
Regal Rexnord Corp.	6.05%	4/15/2028	133,775,000	136,845,841
Regal Rexnord Corp.	6.30%	2/15/2030	40,521,000	42,303,952
TK Elevator U.S. Newco, Inc.†(g)	5.25%	7/15/2027	19,745,000	19,772,031
Total				255,229,344

Media 0.64%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	34,558,000	34,552,653
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	14,571,000	14,617,889
Discovery Communications LLC	3.95%	3/20/2028	50,921,000	50,707,641
Fox Corp.	4.709%	1/25/2029	50,035,000	50,214,517
Paramount Global	2.90%	1/15/2027	37,664,000	37,120,909
Paramount Global	3.375%	2/15/2028	47,485,000	46,033,655
Paramount Global	3.70%	6/1/2028	12,863,000	12,437,943
Paramount Global	4.20%	6/1/2029	14,221,000	13,568,694
Paramount Global	7.875%	7/30/2030	10,983,000	11,533,761
Telenet Finance Luxembourg Notes SARL (Luxembourg)†(f)	5.50%	3/1/2028	9,800,000	9,718,775
Total				280,506,437

Mining 1.24%
Anglo American Capital PLC (United Kingdom)†(f)	4.50%	3/15/2028	41,549,000	41,566,528
Anglo American Capital PLC (United Kingdom)†(f)	4.625%	3/19/2031	34,554,000	34,218,511
Anglo American Capital PLC (United Kingdom)†(f)	4.75%	4/10/2027	22,530,000	22,609,894
First Quantum Minerals Ltd. (Canada)†(f)	8.625%	6/1/2031	82,109,000	85,765,806
Freeport Indonesia PT (Indonesia)(f)	4.763%	4/14/2027	53,757,000	53,943,761

See Notes to Financial Statements.	247

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining (continued)
Freeport-McMoRan, Inc.	5.25%	9/1/2029	$30,556,000	$30,840,134
Glencore Funding LLC†	5.186%	4/1/2030	56,057,000	56,890,716
Glencore Funding LLC†	5.371%	4/4/2029	120,235,000	122,604,811
Glencore Funding LLC†	5.40%	5/8/2028	13,575,000	13,772,697
Glencore Funding LLC†	6.125%	10/6/2028	31,335,000	32,358,703
Glencore Funding LLC†	6.375%	10/6/2030	47,698,000	50,529,342
Total				545,100,903

Miscellaneous Manufacturing 0.09%
Hillenbrand, Inc.	6.25%	2/15/2029	15,944,000	15,087,029
Trinity Industries, Inc.†	7.75%	7/15/2028	22,823,000	23,409,414
Total				38,496,443

Oil & Gas 5.22%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	116,849,000	121,932,048
Antero Resources Corp.†	5.375%	3/1/2030	49,566,000	50,034,349
APA Corp.	7.75%	12/15/2029	10,941,000	11,928,373
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029	10,000,000	9,991,979
California Resources Corp.†	8.25%	6/15/2029	46,117,000	48,302,715
Chord Energy Corp.†	6.00%	10/1/2030	39,015,000	39,515,832
CITGO Petroleum Corp.†	8.375%	1/15/2029	130,057,000	134,056,357
Continental Resources, Inc.†	2.268%	11/15/2026	156,101,000	154,569,975
Continental Resources, Inc.	4.375%	1/15/2028	96,791,000	96,307,507
Continental Resources, Inc.†	5.75%	1/15/2031	103,017,000	105,185,778
Coterra Energy, Inc.	3.90%	5/15/2027	33,728,000	33,614,699
Crescent Energy Finance LLC†	7.75%	7/31/2029	6,929,000	6,957,963
Crescent Energy Finance LLC†	9.75%	10/15/2030	13,047,000	13,908,233
Devon Energy Corp.	5.25%	10/15/2027	78,874,000	78,888,458
Devon Energy Corp.	5.875%	6/15/2028	27,374,000	27,376,348
Ecopetrol SA (Colombia)(f)	8.625%	1/19/2029	117,323,000	123,588,752
EQT Corp.	4.50%	1/15/2029	6,872,000	6,833,611
EQT Corp.	7.50%	6/1/2030	18,148,000	19,661,890
Expand Energy Corp.	5.375%	2/1/2029	66,228,000	66,110,034
Expand Energy Corp.	5.375%	3/15/2030	57,948,000	58,479,221
Helmerich & Payne, Inc.	4.65%	12/1/2027	32,608,000	32,652,126
HF Sinclair Corp.	5.00%	2/1/2028	52,437,000	52,391,278
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	16,000,000	15,972,648
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	45,518,000	45,719,690
Medco Laurel Tree Pte. Ltd. (Singapore)(f)	6.95%	11/12/2028	13,906,000	13,971,717
Noble Finance II LLC†	8.00%	4/15/2030	6,285,000	6,538,047

248	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Occidental Petroleum Corp.	7.50%	5/1/2031	$10,764,000	$12,007,791
Occidental Petroleum Corp.	8.875%	7/15/2030	66,468,000	75,608,414
OGX Austria GmbH (Brazil)†(f)(h)	8.50%	6/1/2018	31,150,000	623	(b)
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	23,436,000	23,375,665
Permian Resources Operating LLC†	5.875%	7/1/2029	118,755,000	118,923,513
Permian Resources Operating LLC†	7.00%	1/15/2032	104,668,000	109,182,122
Petrobras Global Finance BV (Netherlands)(f)	5.125%	9/10/2030	73,647,000	72,855,295
Petroleos Mexicanos (Mexico)(f)	6.84%	1/23/2030	19,000,000	19,545,186
SM Energy Co.	6.50%	7/15/2028	38,996,000	39,070,521
SM Energy Co.	6.625%	1/15/2027	35,520,000	35,588,447
SM Energy Co.†	6.75%	8/1/2029	29,704,000	30,472,145
SM Energy Co.†	8.375%	7/1/2028	151,446,000	155,382,839
Sunoco LP†	5.875%	7/15/2027	7,026,000	7,039,364
Sunoco LP†	7.00%	5/1/2029	32,145,000	33,203,567
Sunoco LP/Sunoco Finance Corp.	5.875%	3/15/2028	12,920,000	12,998,786
Sunoco LP/Sunoco Finance Corp.†	7.00%	9/15/2028	34,205,000	35,027,801
Tengizchevroil Finance Co. International Ltd.†	3.25%	8/15/2030	16,325,000	15,251,005
Tengizchevroil Finance Co. International Ltd.	4.00%	8/15/2026	46,750,000	46,766,914
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	19,355,000	19,075,140
Viper Energy Partners LLC	4.90%	8/1/2030	48,986,000	48,924,784
Total				2,284,789,550

Oil & Gas Services 0.03%
Helix Energy Solutions Group, Inc.†	9.75%	3/1/2029	6,546,000	6,887,845
Weatherford International Ltd.†	8.625%	4/30/2030	6,476,000	6,594,699
Total				13,482,544

Packaging & Containers 0.04%
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	16,460,000	16,480,575

Pharmaceuticals 0.87%
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	48,539,000	48,127,697
Bayer U.S. Finance LLC†	6.125%	11/21/2026	43,020,000	43,306,050
Bayer U.S. Finance LLC†(g)	6.25%	1/21/2029	78,064,000	80,888,498
Bayer U.S. Finance LLC†	6.375%	11/21/2030	53,734,000	56,624,850
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%	4/30/2028	67,152,000	66,368,717
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(f)	3.15%	10/1/2026	84,961,000	84,568,064
Total				379,883,876

See Notes to Financial Statements.	249

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines 3.05%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%	6/15/2029	$38,490,000	$38,487,310
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.75%	1/15/2028	21,551,000	21,570,935
Buckeye Partners LP	3.95%	12/1/2026	50,420,000	50,160,055
Buckeye Partners LP†	6.875%	7/1/2029	12,925,000	13,333,301
Cheniere Energy Partners LP	4.00%	3/1/2031	17,503,000	16,890,098
Cheniere Energy, Inc.	4.625%	10/15/2028	24,151,000	24,141,614
Colonial Enterprises, Inc.†	3.25%	5/15/2030	41,417,000	38,861,984
Colonial Pipeline Co.†	8.375%	11/1/2030	17,225,000	19,039,628
Columbia Pipelines Holding Co. LLC†	6.042%	8/15/2028	41,269,000	42,444,938
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%	6/1/2028	23,472,000	23,566,970
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%	3/15/2029	39,412,000	41,048,984
DT Midstream, Inc.†	4.125%	6/15/2029	117,148,000	114,919,021
DT Midstream, Inc.†	4.375%	6/15/2031	31,734,000	30,733,184
Energy Transfer LP†	6.00%	2/1/2029	100,151,000	101,085,194
Energy Transfer LP†	7.375%	2/1/2031	50,220,000	52,050,712
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%	1/15/2029	44,479,000	46,178,587
Genesis Energy LP/Genesis Energy Finance Corp.	8.875%	4/15/2030	11,786,000	12,342,170
Hess Midstream Operations LP†	5.125%	6/15/2028	23,355,000	23,327,883
Hess Midstream Operations LP†	5.875%	3/1/2028	16,595,000	16,794,688
Kinetik Holdings LP†	6.625%	12/15/2028	71,760,000	73,322,861
NGPL PipeCo LLC†	3.25%	7/15/2031	30,000,000	27,604,563
ONEOK, Inc.	5.375%	6/1/2029	42,642,000	43,422,448
South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	60,284,000	60,533,611
South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	48,388,000	48,720,563
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	5.50%	1/15/2028	6,463,000	6,464,944
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	7.375%	2/15/2029	45,509,000	47,130,486
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.875%	2/1/2031	44,995,000	44,972,894
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%	1/15/2028	45,699,000	45,704,776
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	16,871,000	17,085,597
Venture Global LNG, Inc.†	8.125%	6/1/2028	16,000,000	16,362,464

250	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Western Midstream Operating LP	4.75%	8/15/2028	$22,221,000	$22,248,640
Western Midstream Operating LP	6.35%	1/15/2029	14,522,000	15,093,224
Western Midstream Operating LP†	7.25%	4/1/2030	96,848,000	102,049,222
Whistler Pipeline LLC†	5.40%	9/30/2029	36,122,000	36,847,913
Total				1,334,541,462

Real Estate 0.13%
Cushman & Wakefield U.S. Borrower LLC†	6.75%	5/15/2028	11,297,000	11,314,047
Newmark Group, Inc.	7.50%	1/12/2029	45,000,000	47,255,850
Total				58,569,897

REITS 2.18%
Apollo Commercial Real Estate Finance, Inc.†(g)	4.625%	6/15/2029	42,790,000	42,776,543
Crown Castle, Inc.	3.65%	9/1/2027	12,669,000	12,551,760
Crown Castle, Inc.	4.80%	9/1/2028	21,905,000	22,027,308
Crown Castle, Inc.	5.00%	1/11/2028	30,651,000	30,898,009
EPR Properties	3.75%	8/15/2029	17,714,000	17,097,570
EPR Properties	4.50%	6/1/2027	54,181,000	54,146,077
EPR Properties	4.75%	12/15/2026	28,430,000	28,436,234
EPR Properties	4.75%	11/15/2030	19,996,000	19,611,876
Equinix Europe 2 Financing Corp. LLC	4.60%	11/15/2030	30,603,000	30,327,696
GLP Capital LP/GLP Financing II, Inc.	5.30%	1/15/2029	15,722,000	15,828,312
Iron Mountain, Inc.†	4.875%	9/15/2027	9,242,000	9,213,073
Iron Mountain, Inc.†	5.25%	3/15/2028	74,653,000	74,692,715
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	53,656,000	53,244,485
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	85,529,000	83,838,442
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%	7/15/2031	42,354,000	43,900,345
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028	9,235,000	9,240,763
Starwood Property Trust, Inc.†	3.625%	7/15/2026	20,041,000	20,072,003
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	77,290,000	76,832,290
VICI Properties LP/VICI Note Co., Inc.†	3.875%	2/15/2029	73,692,000	71,726,606
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	42,449,000	42,391,591
VICI Properties LP/VICI Note Co., Inc.†	4.50%	9/1/2026	71,659,000	71,652,051
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	45,804,000	45,075,365
Vornado Realty LP	2.15%	6/1/2026	31,186,000	31,186,000
WEA Finance LLC†	2.875%	1/15/2027	32,652,000	32,332,229
WEA Finance LLC†	3.50%	6/15/2029	17,144,000	16,490,125
Total				955,589,468

See Notes to Financial Statements.	251

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Retail 0.24%
7-Eleven, Inc.†	1.80%	2/10/2031	$35,381,000	$30,831,360
Dick’s Sporting Goods, Inc.†	4.00%	10/1/2029	31,205,000	30,454,815
EG Global Finance PLC (United Kingdom)†(f)	12.00%	11/30/2028	40,460,000	43,191,252
Total				104,477,427

Semiconductors 1.13%
Entegris, Inc.†	4.75%	4/15/2029	91,909,000	91,379,154
Foundry JV Holdco LLC†	5.50%	1/25/2031	73,734,000	75,591,902
Foundry JV Holdco LLC†	5.90%	1/25/2030	140,444,000	145,442,436
Foundry JV Holdco LLC†	6.15%	1/25/2032	38,841,000	40,877,563
Intel Corp.	2.45%	11/15/2029	20,548,000	19,147,008
Intel Corp.	4.65%	6/1/2031	61,654,000	61,192,480
Microchip Technology, Inc.	5.05%	3/15/2029	31,579,000	31,910,527
Microchip Technology, Inc.	5.05%	2/15/2030	28,770,000	29,053,462
Total				494,594,532

Software 1.25%
Activision Blizzard, Inc.	1.35%	9/15/2030	15,003,000	12,616,869
Fiserv, Inc.	5.35%	3/15/2031	10,654,000	10,797,239
Fiserv, Inc.	5.45%	3/2/2028	23,314,000	23,614,856
MSCI, Inc.†	3.625%	9/1/2030	29,788,000	28,251,369
MSCI, Inc.†	4.00%	11/15/2029	48,874,000	47,432,218
Oracle Corp.	4.45%	9/26/2030	151,652,000	147,067,389
Oracle Corp.	4.55%	2/4/2029	66,768,000	66,109,509
Oracle Corp.	4.95%	2/4/2031	76,933,000	75,669,033
ROBLOX Corp.†	3.875%	5/1/2030	42,145,000	39,817,112
SS&C Technologies, Inc.†	5.50%	9/30/2027	97,527,000	97,578,982
Total				548,954,576

Telecommunications 0.44%
Deutsche Telekom International Finance BV (Netherlands)(f)	8.75%	6/15/2030	50,596,000	57,276,805
Frontier Florida LLC	6.86%	2/1/2028	21,000,000	21,738,780
Frontier North, Inc.	6.73%	2/15/2028	13,106,000	13,671,196
Sprint Capital Corp.	6.875%	11/15/2028	64,546,000	68,021,332
Telefonica Europe BV (Netherlands)(f)	8.25%	9/15/2030	28,043,000	31,673,095
Total				192,381,208

Toys/Games/Hobbies 0.70%
Hasbro, Inc.	3.90%	11/19/2029	114,845,000	112,055,624
Hasbro, Inc.	4.65%	3/12/2031	9,197,000	9,101,866
Mattel, Inc.†	3.75%	4/1/2029	59,119,000	57,397,651

252	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Toys/Games/Hobbies (continued)
Mattel, Inc.(g)	5.00%		11/17/2030	$69,364,000	$69,198,815
Mattel, Inc.†	5.875%		12/15/2027	57,906,000	57,908,466
Total					305,662,422

Transportation 0.42%
GXO Logistics, Inc.	6.25%		5/6/2029	72,957,000	75,472,076
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan)†(f)(g)	4.875%		4/29/2031	24,920,000	24,559,517
Pacific National Finance Pty. Ltd. (Australia)(f)	4.75%		3/22/2028	44,370,000	43,948,634
Rumo Luxembourg SARL (Luxembourg)(f)(g)	5.25%		1/10/2028	11,880,000	11,660,755
XPO, Inc.†	6.25%		6/1/2028	29,090,000	29,508,518
Total					185,149,500

Trucking & Leasing 0.22%
FTAI Aviation Investors LLC†	5.50%		5/1/2028	98,262,000	98,200,969

Water 0.12%
Nova Securitisation SARL (Luxembourg)†(f)	5.75%		2/3/2031	55,211,000	53,269,571
Total Corporate Bonds (cost $23,720,837,993)					23,780,553,946

FLOATING RATE LOANS(i) 5.66%

Aerospace & Defense 0.15%
TransDigm, Inc. 2025 Term Loan K	5.87% (1 mo. USD Term SOFR + 2.25%	)	3/22/2030	66,251,227	66,474,493

Aerospace/Defense 0.09%
RTX Corp. Term Loan	4.828% (1 mo. USD Term SOFR + 1.13%	)	11/6/2026	39,600,000	39,649,500

Airlines 0.48%
American Airlines, Inc. 2017 1st Lien Term Loan	–	(d)	1/29/2027	173,203,931	173,217,787
American Airlines, Inc. 2025 Term Loan	5.925% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	37,325,390	37,222,186
Total					210,439,973

Biotechnology 0.32%
Amgen, Inc. 2022 Term Loan	4.894% (3 mo. USD Term SOFR + 1.13%	)	10/6/2026	37,943,000	37,990,429
RPI Intermediate Finance Partnership LP 2025 Term Loan	5.095% (1 mo. USD Term SOFR + 1.38%	)	2/4/2030	104,186,054	100,669,775	(j)
Total					138,660,204

See Notes to Financial Statements.	253

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Chemicals 0.04%
Nouryon Finance BV 2024 USD Term Loan B1 (Netherlands)(f)	6.936% (6 mo. USD Term SOFR + 3.25%	)	4/3/2028	$17,000,000	$17,037,230

Commercial Services 0.20%
Mavis Tire Express Services Corp. 2025 Repriced Term Loan	6.669% (6 mo. USD Term SOFR + 3.00%	)	5/4/2028	86,175,515	86,270,739

Diversified Financial Services 0.12%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.353% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	30,744,558	30,880,449
Citadel Securities LP 2024 First Lien Term Loan	–	(d)	10/31/2031	6,952,399	6,967,347
Setanta Aircraft Leasing DAC 2024 Term Loan B (Ireland)(f)	5.45% (3 mo. USD Term SOFR + 1.75%	)	11/5/2028	13,721,355	13,818,502
Total					51,666,298

Electronics 0.27%
Amphenol Corp. 3 Year Delayed Draw Term Loan	4.513% (1 mo. USD Term SOFR + 0.88%	)	8/22/2028	78,113,000	77,673,614
Honeywell International, Inc. Term Loan A1	4.495% (1 mo. USD Term SOFR + 0.88%	)	5/7/2027	42,281,250	42,281,250
Total					119,954,864

Entertainment 0.03%
Flutter Financing BV 2024 Term Loan B (Netherlands)(f)	5.45% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030	15,000,000	14,912,475

Food Service 0.14%
Aramark Services, Inc. 2025 Repriced Term Loan	5.37% (1 mo. USD Term SOFR + 1.75%	)	4/6/2028	27,066,044	27,201,374
Aramark Services, Inc. 2025 Term Loan	5.37% (1 mo. USD Term SOFR + 1.75%	)	6/22/2030	36,034,989	36,197,146
Total					63,398,520

254	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care Products 0.09%
GE HealthCare Technologies, Inc. Term Loan	–	(d)	12/12/2028	$25,639,917	$25,639,916
Solventum Corp. Term Loan	4.981% (1 mo. USD Term SOFR + 1.25%	)	3/8/2027	14,514,163	14,550,449
Total					40,190,365

Healthcare 0.01%
Athenahealth Group, Inc. 2022 Term Loan B	–	(d)	2/15/2029	5,000,000	5,002,600

Internet 0.20%
Arches Buyer, Inc. 2021 Term Loan B	6.97% (1 mo. USD Term SOFR + 3.25%	)	12/6/2027	89,407,230	89,301,729

Leisure Time 0.22%
GBT U.S. III LLC 2026 Term Loan B	–	(d)	7/25/2031	9,948,000	9,963,568
Peloton Interactive, Inc. 2024 Term Loan B	9.12% (1 mo. USD Term SOFR + 5.50%	)	5/30/2029	86,378,780	86,897,053
Total					96,860,621

Lodging 0.05%
Hilton Grand Vacations Borrower LLC 2024 Term Loan A	5.27% (1 mo. USD Term SOFR + 1.65%	)	1/10/2028	20,000,000	19,900,000

Machinery: Diversified 0.11%
TK Elevator Midco GmbH 2026 USD Term Loan B (Germany)(f)	6.442% (3 mo. USD Term SOFR + 2.75%	)	4/30/2030	45,627,000	46,033,309

Media 0.78%
Charter Communications Operating LLC 2023 Term Loan B4	5.692% (3 mo. USD Term SOFR + 2.00%	)	12/7/2030	126,348,575	125,508,989
Charter Communications Operating LLC 2024 Term Loan B5	5.942% (3 mo. USD Term SOFR + 2.25%	)	12/15/2031	36,121,885	35,839,773
Learfield Communications LLC 2024 Term Loan B	–	(d)	6/30/2028	36,765,835	36,912,898
Telenet Financing USD LLC 2020 USD Term Loan AR	5.742% (1 mo. USD Term SOFR + 2.00%	)	4/28/2028	143,202,874	142,433,158
Total					340,694,818

See Notes to Financial Statements.	255

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas 0.37%
Antero Resources Corp. Term Loan	5.22% (1 mo. USD Term SOFR + 1.50%	)	2/3/2029	$109,000,000	$109,476,875
Hilcorp Energy I LP Term Loan B	5.353% (1 mo. USD Term SOFR + 1.75%	)	2/11/2030	50,688,031	50,814,751
Total					160,291,626

Pharmaceuticals 0.18%
Organon & Co. 2024 USD Term Loan	5.87% (1 mo. USD Term SOFR + 2.25%	)	5/19/2031	78,377,372	78,510,222

Pipelines 0.40%
Gray Oak Pipeline LLC Delayed Draw Term Loan	5.023% (3 mo. USD Term SOFR + 1.35%	)	10/14/2026	42,544,000	42,435,513
Venture Global Plaquemines LNG LLC 2024 Contingency Reserve Delayed Draw Term Loan	5.845% (1 mo. USD Term SOFR + 2.23%	)	5/25/2029	9,873,939	9,877,050
Venture Global Plaquemines LNG LLC Base Term Loan	5.845% (1 mo. USD Term SOFR + 2.23%	)	5/25/2029	121,044,101	121,119,753
Total					173,432,316

Real Estate Investment Trusts 0.36%
Host Hotels & Resorts LP 2023 Term Loan A2	4.52% (1 mo. USD Term SOFR + 0.90%	)	1/4/2028	33,002,333	32,775,442
Invitation Homes Operating Partnership LP 2024 Term Loan	4.429% (1 mo. USD Term SOFR + 0.85%	)	9/9/2028	128,573,933	126,645,324	(j)
Total					159,420,766

Retail 0.75%
7-Eleven, Inc. Term Loan (2028)	–	(d)	12/11/2028	81,000,000	81,000,000
KFC Holding Co. 2021 Term Loan B	5.49% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	68,220,851	68,618,578
Lowes Cos., Inc. Delayed Draw Term Loan	4.648% (3 mo. USD Term SOFR + 1.00%	)	9/15/2028	178,308,000	177,527,903
Total					327,146,481

Software 0.23%
Clearwater Analytics LLC 2025 Term Loan B	5.584% (1 mo. USD Term SOFR + 2.00%	)	4/21/2032	13,963,305	13,967,704
RealPage, Inc. 1st Lien Term Loan	6.961% (3 mo. USD Term SOFR + 3.00%	)	4/24/2028	70,425,224	68,268,452

256	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software (continued)
Surf Holdings LLC 2025 Incremental Term Loan	7.235% (1 mo. USD Term SOFR + 3.50%	)	3/5/2027	$18,847,907	$18,272,009
Total					100,508,165

Utilities 0.07%
Long Ridge Energy LLC Term Loan B	8.20% (3 mo. USD Term SOFR + 4.50%	)	2/19/2032	32,364,924	32,536,944
Total Floating Rate Loans (cost $2,490,102,054)					2,478,294,258

FOREIGN GOVERNMENT OBLIGATIONS(f) 2.33%

Bermuda 0.02%
Bermuda Government International Bonds(g)	2.375%		8/20/2030	5,577,000	5,073,285
Bermuda Government International Bonds(g)	3.717%		1/25/2027	4,750,000	4,756,698
Total					9,829,983

Canada 0.16%
Province of British Columbia	2.25%		6/2/2026	16,805,000	16,804,310
PSP Capital, Inc.†	1.00%		6/29/2026	54,631,000	54,506,234
Total					71,310,544

Colombia 0.25%
Colombia Government International Bonds	5.375%		1/21/2029	111,983,000	111,535,068

Dominican Republic 0.31%
Dominican Republic International Bonds	5.50%		2/22/2029	50,952,000	51,309,173
Dominican Republic International Bonds	5.95%		1/25/2027	70,763,000	71,492,567
Dominican Republic International Bonds	6.00%		7/19/2028	6,550,000	6,671,175
Dominican Republic International Bonds	8.625%		4/20/2027	7,483,333	7,731,219
Total					137,204,134

Guatemala 0.04%
Guatemala Government Bonds	4.875%		2/13/2028	16,000,000	16,064,720

Hungary 0.19%
Hungary Government International Bonds	5.25%		6/16/2029	32,089,000	32,562,018
Hungary Government International Bonds	6.125%		5/22/2028	20,000,000	20,539,014
Hungary Government International Bonds	6.125%		5/22/2028	30,099,000	30,910,190
Total					84,011,222

See Notes to Financial Statements.	257

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Kazakhstan 0.07%
Baiterek National Investment Holding JSC†	5.45%		5/8/2028	$15,806,000	$16,041,494
Development Bank of Kazakhstan JSC†	5.25%		10/23/2029	13,844,000	14,103,042
Total					30,144,536

Mexico 0.48%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	207,389,000	208,836,575

Romania 0.67%
Romania Government International Bonds	3.00%		2/27/2027	6,776,000	6,697,504
Romania Government International Bonds	5.25%		11/25/2027	59,756,000	60,121,934
Romania Government International Bonds†	5.75%		9/16/2030	71,968,000	72,925,662
Romania Government International Bonds†	5.875%		1/30/2029	128,392,000	130,775,699
Romania Government International Bonds	6.625%		2/17/2028	20,094,000	20,667,779
Total					291,188,578

Serbia 0.05%
Serbia International Bonds	6.25%		5/26/2028	20,000,000	20,523,396

Turkey 0.09%
Turkiye Ihracat Kredi Bankasi AS†	6.125%		5/2/2029	39,700,000	39,319,992
Total Foreign Government Obligations (cost $1,016,936,678)					1,019,968,748

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K061 Class X1(k)	0.149%	#(l)	11/25/2026	471,759,075	306,266
Government National Mortgage Association Series 2013-193 IO(k)	0.121%	#(l)	1/16/2055	461,384	811
Government National Mortgage Association Series 2014-78 IO(k)	Zero Coupon	#(l)	3/16/2056	5,117,748	51
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	1,034,546	1,019,441
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,271,670)					1,326,569

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.36%
Federal Home Loan Mortgage Corp.	4.695% (30 day USD SOFR Average + 2.21%	)#	2/1/2056	30,928,110	30,923,438
Federal Home Loan Mortgage Corp.	4.855% (30 day USD SOFR Average + 2.14%	)#	10/1/2055	19,919,026	19,936,169
Federal Home Loan Mortgage Corp.	4.999% (30 day USD SOFR Average + 2.23%	)#	9/1/2055	18,309,222	18,340,668
Federal Home Loan Mortgage Corp.	5.367% (30 day USD SOFR Average + 2.18%	)#	8/1/2055	17,017,341	17,193,685

258	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	5.423% (30 day USD SOFR Average + 2.08%	)#	10/1/2055	$24,888,323	$24,987,627
Federal Home Loan Mortgage Corp.	5.504% (30 day USD SOFR Average + 2.29%	)#	7/1/2055	45,246,348	45,778,999
Federal Home Loan Mortgage Corp.	5.621% (30 day USD SOFR Average + 2.13%	)#	8/1/2055	25,589,223	25,938,133
Federal Home Loan Mortgage Corp.	5.855% (30 day USD SOFR Average + 2.12%	)#	5/1/2055	31,031,479	31,562,895
Federal Home Loan Mortgage Corp.	6.006% (30 day USD SOFR Average + 2.32%	)#	8/1/2054	16,351,784	16,676,433
Federal National Mortgage Association	4.54% (30 day USD SOFR Average + 2.25%	)#	4/1/2056	35,972,099	35,875,909
Federal National Mortgage Association	4.60% (30 day USD SOFR Average + 2.08%	)#	4/1/2056	35,098,082	35,049,233
Federal National Mortgage Association	4.879% (30 day USD SOFR Average + 2.16%	)#	3/1/2056	118,848,970	118,858,041
Federal National Mortgage Association	5.466% (30 day USD SOFR Average + 2.03%	)#	10/1/2055	8,943,375	9,029,441
Federal National Mortgage Association	5.523% (30 day USD SOFR Average + 2.11%	)#	10/1/2053	5,896,815	5,987,573
Federal National Mortgage Association	5.727% (30 day USD SOFR Average + 2.20%	)#	8/1/2055	38,398,337	39,053,312
Federal National Mortgage Association	5.862% (30 day USD SOFR Average + 2.13%	)#	2/1/2054	9,536,476	9,722,959
Federal National Mortgage Association	5.979% (30 day USD SOFR Average + 2.16%	)#	9/1/2055	125,090,666	127,784,462
Government National Mortgage Association	7.00%		4/20/2054 - 1/20/2055	363,564,181	377,230,175
Uniform Mortgage-Backed Security(m)	4.50%		TBA	316,393,000	312,909,883
Uniform Mortgage-Backed Security(m)	5.00%		TBA	865,644,000	869,453,056
Uniform Mortgage-Backed Security(m)	5.50%		TBA	132,567,000	134,793,214
Uniform Mortgage-Backed Security(m)	6.00%		TBA	38,253,000	39,303,373
Total Government Sponsored Enterprises Pass-Throughs (cost $2,350,283,062)					2,346,388,678

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.25%
1211 Avenue of the Americas Trust Series 2015-1211 Class XA†(k)	0.242%	#(l)	8/10/2035	214,200,000	5,462
ALA Trust Series 2025-OANA Class A†	5.371% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	26,630,000	26,777,557
ARDN Mortgage Trust Series 2025-ARCP Class A†	5.377% (1 mo. USD Term SOFR + 1.75%	)#	6/15/2035	16,370,000	16,425,661

See Notes to Financial Statements.	259

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
ARES Commercial Mortgage Trust Series 2026-AZURE Class A†	4.977% (1 mo. USD Term SOFR + 1.35%	)#	3/15/2038	$36,740,000	$36,792,950
Bank Series 2017-BNK4 Class A3	3.362%		5/15/2050	11,935,860	11,852,608
Bank Series 2017-BNK8 Class A3	3.229%		11/15/2050	6,149,155	6,047,873
Bank Series 2018-BN12 Class A2	4.074%		5/15/2061	30,913,591	30,817,994
Bank Series 2019-BN18 Class A4	3.584%		5/15/2062	12,577,767	12,114,832
Bank Series 2019-BN21 Class A5	2.851%		10/17/2052	30,373,000	28,612,153
Bank5 Series 2023-5YR2 Class A3	6.656%	#(l)	7/15/2056	36,589,000	37,799,481
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	67,163,564	69,283,139
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	119,825,000	123,633,949
Bank5 Trust Series 2024-5YR6 Class A3	6.225%		5/15/2057	24,100,885	24,977,294
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	11,710,377	11,141,004
BBCMS Mortgage Trust Series 2020-C7 Class A5	2.037%		4/15/2053	17,121,000	15,444,717
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	63,742,321	63,611,822
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	31,800,000	32,873,692
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(l)	2/15/2051	30,550,000	30,142,494
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	7,900,000	7,614,413
Benchmark Mortgage Trust Series 2019-B9 Class A5	4.016%		3/15/2052	22,439,000	21,947,743
Benchmark Mortgage Trust Series 2020-B22 Class A5	1.973%		1/15/2054	27,364,000	24,119,527
Benchmark Mortgage Trust Series 2021-B23 Class A2	1.62%		2/15/2054	24,169,654	21,784,969
Benchmark Mortgage Trust Series 2024-V11 Class A3	5.909%	#(l)	11/15/2057	10,920,000	11,303,401
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	59,080,000	60,826,074
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2057	50,950,000	52,407,445
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(l)	5/15/2056	64,728,000	67,194,901
Benchmark Mortgage Trust Series 2024-V8 Class A3	6.189%	#(l)	7/15/2057	23,987,000	24,913,596
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	100,594,199	102,916,275

260	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust Series 2025-V14 Class A4	5.66%		4/15/2057	$42,626,000	$43,860,432
Benchmark Mortgage Trust Series 2026-V21 Class A3	5.127%		3/15/2059	94,690,000	95,892,563
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	25,230,000	25,991,956
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(l)	12/15/2057	57,700,000	59,156,786
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	84,780,000	87,294,643
BMO Mortgage Trust Series 2025-5C12 Class A3	5.18%		10/15/2058	56,127,000	56,820,000
BMO Mortgage Trust Series 2026-5C14 Class A3	5.209%		3/15/2059	20,590,000	20,887,320
BWAY Mortgage Trust Series 2013-1515 Class XB†(k)	0.403%	#(l)	3/10/2033	103,040,000	793,274
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.007% (1 mo. USD Term SOFR + 1.38%	)#	8/15/2042	38,110,544	38,195,013
BX Trust Series 2024-CNYN Class A†	5.069% (1 mo. USD Term SOFR + 1.44%	)#	4/15/2041	54,593,124	54,728,209
BX Trust Series 2025-ARIA Class A†	5.031%	#(l)	12/13/2042	41,830,000	42,050,277
BX Trust Series 2025-ROIC Class A†	4.771% (1 mo. USD Term SOFR + 1.14%	)#	3/15/2030	28,643,912	28,628,473
BX Trust Series 2025-TAIL Class A†	5.027% (1 mo. USD Term SOFR + 1.40%	)#	6/15/2035	31,330,000	31,398,299
BX Trust Series 2025-VOLT Class A†	5.327% (1 mo. USD Term SOFR + 1.70%	)#	12/15/2044	82,860,000	83,051,523
Cantor Commercial Real Estate Lending Series 2019-CF1 Class A4	3.523%		5/15/2052	19,100,000	18,508,849
CD Mortgage Trust Series 2017-CD5 Class A4	3.431%		8/15/2050	12,700,703	12,544,088
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA(k)	0.779%	#(l)	5/10/2058	437,660	23
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(k)	1.134%	#(l)	11/10/2049	82,264,437	49,474
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(k)	0.624%	#(l)	12/10/2054	128,155,231	111,316
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3	3.197%		8/15/2050	5,587,184	5,520,887
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class XB†(k)	Zero Coupon	#(l)	9/10/2045	63,614,404	4,835
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(k)	Zero Coupon	#(l)	6/10/2048	43,962,429	237

See Notes to Financial Statements.	261

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	$6,255,017	$6,212,656
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class XA(k)	0.956%	#(l)	2/10/2049	17,775,010	1,068
COMM Mortgage Trust Series 2012-CR4 Class XA(k)	1.144%	#(l)	10/15/2045	40,900,034	977,707
COMM Mortgage Trust Series 2014-UBS5 Class XA(k)	0.532%	#(l)	9/10/2047	7,915,247	291
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(k)	1.252%	#(l)	8/10/2049	56,900,603	4,450
CONE Trust Series 2024-DFW1 Class A†	5.269% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	32,000,000	31,911,498
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(k)	0.54%	#(l)	9/15/2037	113,021,624	881,546
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA(k)	1.406%	#(l)	1/15/2049	2,568,534	213
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5	3.502%		11/15/2049	25,962,445	25,874,160
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA(k)	0.74%	#(l)	11/15/2049	108,579,524	7,069
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A5	3.458%	#(l)	11/15/2050	15,800,000	15,423,270
CSAIL Commercial Mortgage Trust Series 2020-C19 Class A2	2.32%		3/15/2053	14,150,000	13,083,164
DBC Mortgage Trust Series 2025-DBC Class A†	4.978% (1 mo. USD Term SOFR + 1.35%	)#	11/15/2042	37,120,000	37,181,114
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	42,483,000	42,248,468
DBJPM Mortgage Trust Series 2016-C3 Class XA(k)	1.234%	#(l)	8/10/2049	62,163,693	5,097
DBWF Mortgage Trust Series 2015-LCM Class XA†(k)	0.423%	#(l)	6/10/2034	395,727	31
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021- DNA7 Class M2†	5.412% (30 day USD SOFR Average + 1.80%	)#	11/25/2041	13,280,000	13,324,246
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.112% (30 day USD SOFR Average + 2.50%	)#	1/25/2042	27,425,000	27,664,124
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M2†	8.862% (30 day USD SOFR Average + 5.25%	)#	5/25/2042	23,462,000	24,404,877
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	8.862% (30 day USD SOFR Average + 5.25%	)#	3/25/2042	27,295,000	28,127,031

262	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	5.462% (30 day USD SOFR Average + 1.85%	)#	11/25/2043	$3,489,108	$3,511,723
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1A†	5.612% (30 day USD SOFR Average + 2.00%	)#	5/25/2043	7,961,873	8,005,464
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	4.962% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	11,679,061	11,726,004
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	4.862% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	50,327,377	50,520,498
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	4.662% (30 day USD SOFR Average + 1.05%	)#	10/25/2044	14,276,000	14,303,858
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	4.862% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	27,650,203	27,755,362
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	4.862% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	8,832,586	8,833,721
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	4.862% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	13,322,123	13,384,091
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	4.612% (30 day USD SOFR Average + 1.00%	)#	2/25/2045	19,876,903	19,903,134
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	5.912% (30 day USD SOFR Average + 2.30%	)#	5/25/2043	8,225,237	8,346,689
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	4.762% (30 day USD SOFR Average + 1.15%	)#	3/25/2044	4,795,192	4,795,876
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	4.762% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	25,895,597	25,970,109
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	4.562% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	7,841,259	7,852,084

See Notes to Financial Statements.	263

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	4.712% (30 day USD SOFR Average + 1.10%	)#	1/25/2045	$13,050,867	$13,055,378
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R06 Class 1A1†	4.512% (30 day USD SOFR Average + 0.90%	)#	9/25/2045	5,095,951	5,102,034
GS Mortgage Securities Trust Series 2012-GCJ9 Class XB†(k)	Zero Coupon	#(l)	11/10/2045	19,228,379	192
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	1,380,008	1,377,854
GS Mortgage Securities Trust Series 2016-GS2 Class XA(k)	1.419%	#(l)	5/10/2049	21,217,826	1,695
GS Mortgage Securities Trust Series 2017-GS5 Class A3	3.409%		3/10/2050	12,371,910	12,315,943
GS Mortgage Securities Trust Series 2017-GS8 Class A3	3.205%		11/10/2050	21,635,000	21,389,930
GS Mortgage Securities Trust Series 2018-GS9 Class A4	3.992%	#(l)	3/10/2051	26,083,452	25,833,296
GS Mortgage Securities Trust Series 2019-GC42 Class A4	3.001%		9/10/2052	32,957,000	31,167,293
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	28,937,000	27,444,832
GS Mortgage Securities Trust Series 2020-GC45 Class A2	2.898%		2/13/2053	6,001,691	5,839,813
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.467%	#(l)	1/13/2040	46,160,000	47,156,202
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XA10†(k)	1.293%	#(l)	8/5/2034	103,039,635	13,456
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	163,798,100	38,004,189
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class B†	3.771%		6/10/2027	20,772,000	871,770
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class C†	3.805%	#(l)	6/10/2027	14,352,000	225,592
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.805%	#(l)	6/10/2027	25,795,381	231,514
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†(k)	0.376%	#(l)	6/10/2027	102,274,000	51,137
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†(k)	0.034%	#(l)	6/10/2027	45,476,000	45

264	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(k)	0.554%	#(l)	12/15/2049	$110,789,571	$62,796
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(k)	1.003%	#(l)	9/15/2050	190,529,852	1,301,014
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX†(k)	1.116%	#(l)	7/5/2033	155,900,000	1,808,713
JP Morgan Mortgage Trust Series 2025-NQM4 Class A1†	4.954%	#(l)	3/25/2066	56,792,286	56,419,575
JP Morgan Mortgage Trust Series 2025-NQM5 Class A1FC†	4.787%	(a)	5/25/2066	49,266,461	49,020,912
JP Morgan Mortgage Trust Series 2025-VIS3 Class A1†	5.062%	#(l)	2/25/2066	36,362,790	36,231,328
JP Morgan Mortgage Trust Series 2026-NQM1 Class A1FC†	4.601%	(a)	6/25/2066	48,317,877	48,001,443
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class XA(k)	0.697%	#(l)	11/15/2047	11,933,095	606
JPMBB Commercial Mortgage Securities Trust Series 2014-C25 Class XA(k)	0.399%	#(l)	11/15/2047	24,468,079	98,369
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA(k)	Zero Coupon	#(l)	7/15/2048	11,459,633	68
Key Commercial Mortgage Securities Trust Series 2019-S2 Class X†(k)	1.355%	#(l)	6/15/2052	84,932,693	2,521,696
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.517% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	34,670,000	34,717,602
LBA Trust Series 2024-7IND Class A†	5.07% (1 mo. USD Term SOFR + 1.44%	)#	10/15/2041	21,092,706	21,135,381
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.01% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	48,000,000	48,034,174
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	63,980,000	65,760,615
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class XB†(k)	0.085%	#(l)	5/15/2046	54,363,535	3,262
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(k)	1.224%	#(l)	11/15/2049	153,535,484	96,620
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A3	3.459%		12/15/2049	8,828,529	8,791,693
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA(k)	1.506%	#(l)	8/15/2049	34,042,577	3,118
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB(k)	1.017%	#(l)	8/15/2049	121,222,774	8,170
Morgan Stanley Capital I Trust Series 2019-L2 Class A4	4.071%		3/15/2052	12,535,000	12,326,136

See Notes to Financial Statements.	265

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(l)	9/24/2057	$75,973,937	$74,630,300
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC3 Class A1†	4.912%	#(l)	9/25/2070	37,910,843	37,746,742
Morgan Stanley Residential Mortgage Loan Trust Series 2026-DSC1 Class A1FC†	4.617%	(a)	1/25/2071	38,355,989	38,187,142
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC†	5.134%	(a)	3/25/2071	10,506,205	10,498,852
NYMT Loan Trust Series 2026-INV1 Class A1FC†	4.614%	(a)	2/25/2061	19,182,323	19,108,798
OBX Trust Series 2025-NQM16 Class A1†	4.905%	#(l)	8/25/2065	47,125,444	46,856,151
OBX Trust Series 2025-NQM17 Class A1FC†	4.848%	(a)	8/25/2065	12,902,423	12,867,104
OBX Trust Series 2025-NQM20 Class A1†	5.021%	#(l)	10/25/2065	64,582,877	64,463,902
OBX Trust Series 2025-NQM21 Class A1FC†	4.917%	(a)	10/25/2065	53,129,886	53,005,222
OBX Trust Series 2026-NQM6 Class A1FC†	5.063%	(a)	4/26/2066	83,214,950	83,101,120
OBX Trust Series 2026-NQM7 Class A1FC†	5.22%	(a)	4/25/2066	15,055,800	15,070,161
ReadyCap Commercial Mortgage Trust Series 2019-6 Class A†	2.833%		10/25/2052	1,864,087	1,864,087
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	48,040,000	48,750,108
SCG Trust Series 2025-SNIP Class A†	5.127% (1 mo. USD Term SOFR + 1.50%	)#	9/15/2042	50,050,000	50,311,751
SG Residential Mortgage Trust Series 2026-3 Class A1FC†	5.078%	(a)	4/25/2066	21,068,939	21,041,505
SHOW Trust Series 2022-BIZ Class A†	6.622% (1 mo. USD Term SOFR + 2.98%	)#	1/15/2027	186,000,000	105,633,957	(b)
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(l)	2/25/2050	855,504	826,300
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.07% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	53,180,000	52,919,471
UBS Commercial Mortgage Trust Series 2017-C1 Class A3	3.196%		6/15/2050	2,808,182	2,789,027
UBS Commercial Mortgage Trust Series 2017-C5 Class A4	3.212%		11/15/2050	5,505,751	5,423,535
UBS Commercial Mortgage Trust Series 2017-C6 Class A4	3.32%		12/15/2050	4,549,865	4,495,313
UBS Commercial Mortgage Trust Series 2017-C6 Class XA(k)	1.204%	#(l)	12/15/2050	193,625,352	2,334,018
UBS Commercial Mortgage Trust Series 2017-C7 Class A3	3.418%		12/15/2050	3,595,228	3,554,031
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	4,580,000	4,297,197

266	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust Series 2025-10 Class A1FC†	5.017%	(a)	6/25/2070	$21,915,910	$21,901,610
Verus Securitization Trust Series 2025-12 Class A1FC†	4.858%	(a)	12/25/2070	18,295,042	18,224,086
Verus Securitization Trust Series 2025-8 Class A1†	4.869%	#(l)	9/25/2070	56,390,234	56,070,090
Verus Securitization Trust Series 2025-9 Class A1†	4.935%	#(l)	10/27/2070	33,773,803	33,670,347
Verus Securitization Trust Series 2026-1 Class A1FC†	4.743%	(a)	1/25/2071	22,519,627	22,437,948
Verus Securitization Trust Series 2026-2 Class A1FC†	4.507%	(a)	2/25/2071	35,819,989	35,508,341
Verus Securitization Trust Series 2026-3 Class A1FC†	4.927%	(a)	3/25/2071	21,019,990	20,938,787
Verus Securitization Trust Series 2026-4 Class A1FC†	4.998%	(a)	4/25/2071	32,506,164	32,453,507
Verus Securitization Trust Series 2026-R3 Class A1FC†	5.19%	(a)	2/27/2068	11,071,177	11,075,899
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(k)	1.651%	#(l)	8/15/2049	52,543,958	5,575
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class A3	3.33%		12/15/2050	3,833,739	3,773,236
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A4	3.466%		5/15/2052	12,631,926	12,333,888
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	10,770,000	10,433,584
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	76,860,000	79,197,305
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	101,100,000	105,303,273
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	56,430,000	58,102,630
WFRBS Commercial Mortgage Trust Series 2014-C21 Class XB(k)	0.456%	#(l)	8/15/2047	68,149,874	149,098
WFRBS Commercial Mortgage Trust Series 2014-C22 Class XA(k)	0.24%	#(l)	9/15/2057	7,718,753	1,039
WFRBS Commercial Mortgage Trust Series 2014-C22 Class XB(k)	0.424%	#(l)	9/15/2057	37,769,102	141,003
Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,323,263,903)					4,049,034,692

See Notes to Financial Statements.	267

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 4.89%
U.S. Treasury Notes	3.375%	12/31/2027	$59,710,000	$59,154,883
U.S. Treasury Notes	3.375%	2/29/2028	259,779,000	257,120,323
U.S. Treasury Notes	3.50%	12/15/2028	428,431,000	422,924,994
U.S. Treasury Notes	3.75%	4/30/2028	1,408,668,000	1,402,174,914
Total U.S. Treasury Obligations (cost $2,149,692,160)				2,141,375,114
Total Long-Term Investments (cost $45,506,780,484)				45,261,891,941

SHORT-TERM INVESTMENTS 1.94%

COMMERCIAL PAPER 0.51%

Beverages 0.47%
Keurig Dr. Pepper, Inc.†	4.463%	6/29/2026	83,689,000	83,403,899
Keurig Dr. Pepper, Inc.†	4.476%	6/10/2026	50,154,000	50,098,831
Keurig Dr. Pepper, Inc.†	4.477%	6/12/2026	28,659,000	28,620,470
Keurig Dr. Pepper, Inc.†	4.492%	7/6/2026	41,725,000	41,546,104
Total				203,669,304

Investment Companies 0.04%
HA Sustainable Infrastructure Capital, Inc.†	4.317%	6/5/2026	19,024,000	19,015,016
Total Commercial Paper (cost $222,684,320)				222,684,320

U.S. TREASURY OBLIGATIONS 0.23%
U.S. Treasury Bills (Cost $99,690,861)	Zero Coupon	7/2/2026	100,000,000	99,689,139

REPURCHASE AGREEMENTS 1.09%
Repurchase Agreement dated 5/29/2026, 3.500% due 6/1/2026 with Barclays Capital, Inc. collateralized by $53,425,500 of U.S. Treasury Note at 2.875% due 4/30/2029; value: $51,858,163; proceeds: $50,835,823 (cost $50,821,000)			50,821,000	50,821,000
Repurchase Agreement dated 5/29/2026, 3.250% due 6/1/2026 with Fixed Income Clearing Corp. collateralized by $175,843,500 of U.S. Treasury Bill at 0.000% due 11/27/2026; value: $172,609,875; proceeds: $169,271,076 (cost $169,225,244)			169,225,244	169,225,244

268	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS (continued)
Repurchase Agreement dated 5/29/2026, 3.580% due 6/1/2026 with JPMorgan Securities LLC collateralized by $264,392,400 of U.S. Treasury Bond at 4.375% due 5/15/2034; value: $265,404,082; proceeds: $260,173,595 (cost $260,096,000)	$260,096,000	$260,096,000
Total Repurchase Agreements (cost $480,142,244)		480,142,244

Time Deposits 0.01%
CitiBank N.A.(n) (cost $4,757,105)	4,757,105	4,757,105

	Shares
Money Market Funds 0.10%
Fidelity Government Portfolio(n) (cost $42,813,943)	42,813,943	42,813,943
Total Short-Term Investments (cost $850,088,473)		850,086,751
Total Investments in Securities 105.33% (cost $46,356,868,957)		46,111,978,692
Other Assets and Liabilities – Net (5.33)%		(2,334,735,384)
Net Assets 100.00%		$43,777,243,308

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2026, the total value of Rule 144A securities was $24,283,360,946, which represents 55.47% of net assets (see Note 2(n)).
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2026.
(a)	Step Bond – Security with a predetermined schedule of interest rate changes.
(b)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Securities purchased on a when-issued basis (See Note 2(m)).
(d)	Interest rate to be determined.
(e)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(f)	Foreign security traded in U.S. dollars.
(g)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(h)	Defaulted.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2026.
(j)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

See Notes to Financial Statements.	269

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

(k)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(n)	Security was purchased with the cash collateral from loaned securities.

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at May 31, 2026(1):

Referenced Indexes/Issuers	Fund Receives (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/(Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)(2)	Value
CDX.NA.HY.S41	5.00%	12/20/2028	$101,900,400	$6,648,901	$500,999	$7,149,900
CDX.NA.IG.S41	1.00%	12/20/2028	216,728,000	1,028,206	2,939,425	3,967,631
CDX.NA.IG.S42	1.00%	6/20/2029	461,620,000	7,812,093	1,362,928	9,175,021
CDX.NA.IG.S43	1.00%	12/20/2029	633,895,000	10,518,640	2,755,622	13,274,262
CDX.NA.IG.S45	1.00%	12/20/2030	210,000,000	4,530,991	131,408	4,662,399
Oracle Corp.	1.00%	12/20/2027	94,275,000	565,631	(226,394)	339,237
Total				$31,104,462	$7,463,988	$38,568,450

Referenced Indexes/Issuers	Fund Receives (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/(Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)(2)	Value
Oracle Corp.	1.00%	12/20/2030	$22,303,000	$(351,321)	$(76,738)	$(428,059)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $7,690,382. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $303,132.

270	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at May 31, 2026(1):

Referenced Indexes/Issuers*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront	Unrealized Appreciation/ (Depreciation)(2)	Credit Default Swap Agreements Payable at Fair Value
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	$1,950,874	$(17,166)	$(211,373)	$(228,539)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	975,437	(14,013)	(100,257)	(114,270)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	487,718	(5,108)	(52,027)	(57,135)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	975,437	(16,448)	(97,822)	(114,270)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	487,718	(6,726)	(50,409)	(57,135)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	975,437	(9,938)	(104,332)	(114,270)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	975,437	(10,216)	(104,054)	(114,270)
Markit CMBX.NA.AA.6	Morgan Stanley	1.500%	5/11/2063	2,926,311	(22,532)	(320,277)	(342,809)
Markit CMBX.NA.AA.7	Credit Suisse International	1.500%	1/17/2047	4,998,022	(63,845)	(205,999)	(269,844)
Markit CMBX.NA.AA.7	Credit Suisse International	1.500%	1/17/2047	3,570,016	(52,591)	(140,155)	(192,746)
Markit CMBX.NA.AA.7	Credit Suisse International	1.500%	1/17/2047	2,856,013	(37,168)	(117,028)	(154,196)
Total					$(255,751)	$(1,503,733)	$(1,759,484)

*	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $1,503,733.

Futures Contracts at May 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2026	93,832	Long	$19,359,409,480	$19,382,172,500	$22,763,020

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2026	37,656	Short	$(4,020,748,209)	$(4,037,135,081)	$(16,386,872)

See Notes to Financial Statements.	271

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2026

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$187,607,464	$92,430,500	$280,037,964
Other	–	6,179,583,519	85,002,601	6,264,586,120
Remaining Industries	–	2,878,635,540	–	2,878,635,540
Convertible Bonds	–	21,690,312	–	21,690,312
Corporate Bonds
Oil & Gas	–	2,284,788,927	623	2,284,789,550
Remaining Industries	–	21,495,764,396	–	21,495,764,396
Floating Rate Loans
Biotechnology	–	37,990,429	100,669,775	138,660,204
Real Estate Investment Trusts	–	32,775,442	126,645,324	159,420,766
Remaining Industries	–	2,180,213,288	–	2,180,213,288
Foreign Government Obligations	–	1,019,968,748	–	1,019,968,748
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	1,326,569	–	1,326,569
Government Sponsored Enterprises Pass-Throughs	–	2,346,388,678	–	2,346,388,678
Non-Agency Commercial Mortgage-Backed Securities	–	3,943,400,735	105,633,957	4,049,034,692
U.S. Treasury Obligations	–	2,141,375,114	–	2,141,375,114
Short-Term Investments
Commercial Paper	–	222,684,320	–	222,684,320
U.S. Treasury Obligations	–	99,689,139	–	99,689,139
Repurchase Agreements	–	480,142,244	–	480,142,244
Time Deposits	–	4,757,105	–	4,757,105
Money Market Funds	42,813,943	–	–	42,813,943
Total	$42,813,943	$45,558,781,969	$510,382,780	$46,111,978,692
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$38,568,450	$–	$38,568,450
Liabilities	–	(428,059)	–	(428,059)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(1,759,484)	–	(1,759,484)
Futures Contracts
Assets	22,763,020	–	–	22,763,020
Liabilities	(16,386,872)	–	–	(16,386,872)
Total	$6,376,148	$36,380,907	$–	$42,757,055

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

272	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND May 31, 2026

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Corporate Bonds	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2025	$177,657,838	$623	$119,571,911	$–
Accrued Discounts/(Premiums)	493	–	(38,159)	–
Realized Gain/(Loss)	–	–	(39,382)	–
Change in Unrealized Appreciation/(Depreciation)	(225,230)	–	(1,967,795)	16,332,232
Purchases	–	–	10,309,112	–
Sales	–	–	(29,094,521)	–
Transfers into Level 3(a)	–	–	128,573,933	89,301,725
Transfers out of Level 3(a)	–	–	–	–
Balance as of May 31, 2026	$177,433,101	$623	$227,315,099	$105,633,957
Change in unrealized appreciation/(depreciation) for the period ended May 31, 2026, related to Level 3 investments held at May 31, 2026	$(225,230)	$–	$(3,422,962)	$16,332,232

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

See Notes to Financial Statements.	273

Schedule of Investments (unaudited)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 116.11%

ASSET-BACKED SECURITIES 12.05%

Automobiles 5.76%
AmeriCredit Automobile Receivables Trust Series 2022-2 Class C	5.32%	4/18/2028	$3,246,299	$3,258,611
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	5,153,608	5,186,831
BofA Auto Trust Series 2026-1A Class A3†	4.18%	10/15/2030	9,505,000	9,470,733
CarMax Auto Owner Trust Series 2024-3 Class A3	4.89%	7/16/2029	8,546,405	8,597,699
Carmax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	5,732,158	5,765,489
CarMax Select Receivables Trust Series 2025-B Class A3	4.12%	3/15/2030	8,520,000	8,502,315
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	4,462,912	4,479,634
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	8,970,000	9,077,096
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%	10/15/2029	6,892,873	6,953,149
CPS Auto Receivables Trust Series 2026-B Class B†	4.59%	12/16/2030	6,000,000	5,989,587
Drive Auto Receivables Trust Series 2025-2 Class A3	4.14%	9/15/2032	6,400,000	6,399,732
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%	9/16/2030	4,450,000	4,851,323
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%	9/15/2028	2,855,831	2,859,683
Exeter Automobile Receivables Trust Series 2024-4A Class C	5.48%	8/15/2030	3,905,000	3,938,133
Exeter Automobile Receivables Trust Series 2025-3A Class B	4.86%	2/15/2030	4,270,000	4,293,838
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	2,809,533	2,831,138
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%	10/20/2027	6,445,810	6,449,516
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class B	6.16%	4/16/2029	3,790,000	3,864,309
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	6,066,000	6,009,255
Honda Auto Receivables Owner Trust Series 2024-1 Class A3	5.21%	8/15/2028	4,687,267	4,716,142
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	5,379,263	5,412,834

274	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Hyundai Auto Lease Securitization Trust Series 2025-B Class B†	4.94%		8/15/2029	$4,175,000	$4,198,635
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%		3/15/2028	9,040,000	9,091,933
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%		3/15/2028	1,539,100	1,547,096
Santander Drive Auto Receivables Trust Series 2024-1 Class C	5.45%		3/15/2030	7,800,000	7,861,074
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%		6/17/2030	3,485,000	3,535,794
Santander Drive Auto Receivables Trust Series 2025-2 Class B	4.87%		5/15/2031	5,755,000	5,794,706
Santander Drive Auto Receivables Trust Series 2025-4 Class C	4.52%		1/15/2032	11,795,000	11,759,176
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%		12/15/2028	1,603,156	1,605,456
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%		8/15/2028	1,695,384	1,698,538
Westlake Automobile Receivables Trust Series 2024-2A Class C†	5.68%		3/15/2030	8,735,000	8,824,990
Westlake Automobile Receivables Trust Series 2025-3A Class A3†	4.22%		6/15/2029	8,055,000	8,057,388
World Omni Auto Receivables Trust Series 2024-B Class A3	5.27%		9/17/2029	10,126,431	10,200,681
World Omni Automobile Lease Securitization Trust Series 2025-A Class B	4.68%		5/15/2030	8,110,000	8,133,972
World Omni Select Auto Trust Series 2024-A Class A3	4.98%		2/15/2030	3,701,575	3,715,640
World Omni Select Auto Trust Series 2025-A Class A2A	4.14%		5/15/2030	3,796,819	3,798,869
Total					208,730,995

Other 6.29%
AB BSL CLO 3 Ltd. Series 2021-3A Class BR†	5.225% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2038	1,000,000	1,002,808
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	5,670,000	5,642,066
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	5,620,000	5,593,185
AMMC CLO 23 Ltd. Series 2020-23A Class BR3†	5.43% (3 mo. USD Term SOFR + 1.75%	)#	7/17/2038	8,000,000	8,025,216
ARES Loan Funding V Ltd. Series 2024-ALF5AR Class A1R†(a)	–	(b)	7/25/2037	9,050,000	9,052,263
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	7,100,000	7,104,482

See Notes to Financial Statements.	275

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Ballyrock CLO Ltd. Series 2024-22AR Class A2R†(a)	1.00% (3 mo. USD Term SOFR + 1.50%	)#	7/15/2039	$6,020,000	$6,021,505
Barrow Hanley CLO III Ltd. Series 2024-3A Class AR†	4.891% (3 mo. USD Term SOFR + 1.27%	)#	4/20/2038	6,900,000	6,913,455
BlueMountain CLO XXIX Ltd. Series 2020-29AR Class BR2†(a)	–	(b)	7/25/2034	8,500,000	8,504,250
BSPDF Issuer LLC Series 2026-FL3 Class A†	5.075% (1 mo. USD Term SOFR + 1.45%	)#	9/18/2043	3,360,000	3,366,674
BSPDF Issuer LLC Series 2026-FL4 Class A†	5.10% (1 mo. USD Term SOFR + 1.45%	)#	11/18/2043	5,560,000	5,566,452
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.011% (1 mo. USD Term SOFR + 1.39%	)#	1/17/2043	3,900,000	3,912,572
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	3,050,000	3,022,200
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	5,285,000	5,347,170
DLLAD LLC Series 2023-1A Class A4†	4.80%		6/20/2030	10,535,000	10,599,847
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%		10/20/2055	3,084,500	2,977,114
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class A3†	4.76%		9/16/2030	5,365,000	5,400,221
GreenSky Home Improvement Issuer Trust Series 2026-REV1 Class A†	4.93%		5/15/2041	7,805,000	7,841,847
Katayma CLO II Ltd. Series 2024-2A Class B†	5.825% (3 mo. USD Term SOFR + 2.15%	)#	4/20/2037	4,000,000	4,006,676
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	5,031,967	4,987,911
Lendmark Funding Trust Series 2021-1A Class A†	1.90%		11/20/2031	8,026,506	7,883,850
MF1 LLC Series 2026-FL22 Class A†	5.06% (1 mo. USD Term SOFR + 1.40%	)#	11/18/2043	9,080,000	9,096,349
Neuberger Berman Loan Advisers CLO 34 Ltd. Series 2019-34A Class A1R2†	4.975% (3 mo. USD Term SOFR + 1.30%	)#	7/20/2039	8,390,000	8,407,736
Neuberger Berman Loan Advisers CLO 54 Ltd. Series 2024-54AR Class AR†(a)	–	(b)	4/23/2038	9,000,000	9,002,250
OCP CLO Ltd. Series 2024-33AR Class A2R†(a)	–	(b)	7/20/2039	5,340,000	5,341,335
Orion CLO Ltd. Series 2026-7A Class A1†	4.906% (3 mo. USD Term SOFR + 1.15%	)#	4/20/2039	8,300,000	8,315,621
PEAC Solutions Receivables LLC Series 2024-1A Class A3†	5.64%		11/20/2030	8,050,000	8,170,311

276	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	$1,470,816	$1,472,800
PFP Ltd. Series 2026-13 Class A†	5.113% (1 mo. USD Term SOFR + 1.50%	)#	8/18/2043	5,830,000	5,858,958
PFP Ltd. Series 2026-14 Class A†(a)	4.97% (1 mo. USD Term SOFR + 1.32%	)#	12/18/2043	5,580,000	5,585,194
Post Road Equipment Finance LLC Series 2026-1A Class A2†	4.47%		1/18/2033	12,215,000	12,221,446
Regatta XXVIII Funding Ltd. Series 2024-2A Class A2†	5.417% (3 mo. USD Term SOFR + 1.75%	)#	4/25/2037	4,900,000	4,905,816
SEB Funding LLC Series 2026-1A Class A2†	6.665%		1/30/2056	7,180,000	7,136,755
T-Mobile U.S. Trust Series 2024-2A Class A†	4.25%		5/21/2029	6,895,000	6,903,810
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2 Class B1†	4.818%		9/25/2032	2,687,463	2,648,711
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	6,161,000	6,209,271
Warwick Capital CLO 5 Ltd. Series 2024-5A Class A2†	5.275% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2038	3,550,000	3,558,098
Total					227,606,225
Total Asset-Backed Securities (cost $436,312,617)					436,337,220

				Shares

COMMON STOCKS 0.01%

Diversified Telecommunication Services 0.01%
Luxco Co. Ltd.*(c) (cost $295,820)				16,516	337,250

				Principal Amount‡

CORPORATE BONDS 40.19%

Aerospace/Defense 0.70%
ATI, Inc.	7.25%		8/15/2030	$3,331,000	3,460,999
Hexcel Corp.	5.875%		2/26/2035	6,083,000	6,294,779
Howmet Aerospace, Inc.	3.75%		3/3/2028	4,075,000	4,032,027
Northrop Grumman Corp.	3.25%		1/15/2028	7,706,000	7,583,145
TransDigm, Inc.†	6.75%		1/31/2034	3,906,000	4,007,361
Total					25,378,311

See Notes to Financial Statements.	277

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Agriculture 0.63%
Altria Group, Inc.	4.875%		2/4/2028	$10,253,000	$10,326,727
BAT Capital Corp.(d)	5.625%		8/15/2035	3,521,000	3,635,189
Imperial Brands Finance PLC (United Kingdom)†(e)	5.875%		7/1/2034	5,261,000	5,428,693
Japan Tobacco, Inc. (Japan)†(e)	5.85%		6/15/2035	3,368,000	3,532,171
Total					22,922,780

Airlines 0.20%
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%		9/20/2031	3,829,000	3,526,840
United Airlines Holdings, Inc.	4.875%		3/1/2029	3,691,000	3,651,385
Total					7,178,225

Auto Manufacturers 0.79%
Ford Motor Co.	9.625%		4/22/2030	4,800,000	5,495,578
Ford Motor Credit Co. LLC	5.303%		9/6/2029	1,761,000	1,763,876
Ford Motor Credit Co. LLC	7.20%		6/10/2030	4,809,000	5,100,487
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	5,620,000	5,786,256
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028	5,256,000	5,402,217
Stellantis Financial Services U.S. Corp.†	5.40%		6/15/2029	2,281,000	2,287,166
Toyota Motor Credit Corp.	4.55%		9/20/2027	2,894,000	2,909,393
Total					28,744,973

Auto Parts & Equipment 0.20%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		9/15/2032	3,578,000	3,668,058
ZF North America Capital, Inc.†	6.75%		4/23/2030	3,692,000	3,677,887
Total					7,345,945

Banks 8.06%
ABN AMRO Bank NV (Netherlands)†(e)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	5,400,000	4,879,885
Banco de Credito del Peru SA (Peru)†(e)	5.65% (5 yr. CMT + 1.96%	)#	1/15/2037	5,418,000	5,389,555
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029	17,835,000	16,988,552
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%	)#	7/21/2028	10,476,000	10,386,758
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	5,597,000	5,547,024
BankUnited, Inc.	5.125%		6/11/2030	3,450,000	3,432,737
Cassa Depositi e Prestiti SpA (Italy)(a)(e)	4.375%		10/1/2030	9,297,000	9,177,895
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	13,725,000	13,490,756

278	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%	)#	7/23/2032	$11,157,000	$11,464,538
First Citizens BancShares, Inc.	5.60% (5 yr. CMT + 1.85%	)#	9/5/2035	7,467,000	7,317,631
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	15,596,000	13,794,133
Goldman Sachs Group, Inc.	4.153% (SOFR + 0.90%	)#	10/21/2029	6,178,000	6,104,535
Goldman Sachs Group, Inc.	5.094% (SOFR + 1.34%	)#	4/20/2034	4,044,000	4,036,699
JPMorgan Chase & Co.	2.069% (SOFR + 1.02%	)#	6/1/2029	5,163,000	4,925,241
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	9,410,000	9,340,199
JPMorgan Chase & Co.	5.148% (SOFR + 1.26%	)#	4/23/2037	3,597,000	3,576,383
JPMorgan Chase & Co.	5.193% (SOFR + 1.30%	)#	2/5/2037	9,181,000	9,034,189
JPMorgan Chase & Co.	5.294% (SOFR + 1.46%	)#	7/22/2035	6,535,000	6,602,858
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%	)#	7/23/2036	4,289,000	4,360,347
Macquarie Group Ltd. (Australia)†(d)(e)	2.691% (SOFR + 1.44%	)#	6/23/2032	7,961,000	7,157,212
Macquarie Group Ltd. (Australia)†(e)	4.654% (3 mo. USD Term SOFR + 1.99%	)#	3/27/2029	9,640,000	9,651,149
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	6,778,000	5,961,754
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030	15,460,000	15,377,728
Morgan Stanley	5.25% (SOFR + 1.87%	)#	4/21/2034	2,479,000	2,504,455
Morgan Stanley	5.296% (SOFR + 1.41%	)#	4/10/2037	3,639,000	3,630,539
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037	4,900,000	4,907,565
Morgan Stanley	5.32% (SOFR + 1.56%	)#	7/19/2035	7,000,000	7,072,428
Morgan Stanley	5.424% (SOFR + 1.88%	)#	7/21/2034	5,095,000	5,194,414
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.9%	)#	1/22/2035	6,982,000	7,212,137

See Notes to Financial Statements.	279

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035	$7,223,000	$7,445,966
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	7,299,000	7,211,863
UBS Group AG (Switzerland)†(e)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	4,487,000	4,488,196
UBS Group AG (Switzerland)†(e)	4.988% (1 yr. CMT + 2.40%	)#	8/5/2033	5,333,000	5,304,890
UBS Group AG (Switzerland)†(e)	6.327% (1 yr. CMT + 1.60%	)#	12/22/2027	2,685,000	2,712,945
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	20,155,000	19,767,659
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	7,066,000	6,507,959
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028	10,914,000	10,831,371
Westpac Banking Corp. (Australia)(e)	3.371%		6/7/2027	9,038,000	8,974,921
Total					291,765,066

Beverages 0.28%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	6,256,000	6,245,216
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	3,662,000	3,773,112
Total					10,018,328

Biotechnology 0.50%
Amgen, Inc.	5.15%		3/2/2028	12,176,000	12,331,689
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050	7,332,000	4,461,739
Royalty Pharma PLC	3.35%		9/2/2051	1,909,000	1,276,873
Total					18,070,301

Building Materials 0.19%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031	3,504,000	3,622,379
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	3,346,000	3,356,620
Total					6,978,999

Chemicals 0.36%
Celanese U.S. Holdings LLC	7.00%		2/15/2031	5,645,000	5,855,536
OCP SA (Malaysia)(e)	6.75%		5/2/2034	3,465,000	3,646,317
Rain Carbon, Inc.†(d)	12.25%		9/1/2029	3,350,000	3,563,649
Total					13,065,502

280	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Coal 0.10%
SunCoke Energy, Inc.†	4.875%	6/30/2029	$3,791,000	$3,628,044

Commercial Services 0.55%
Allied Universal Holdco LLC†	7.875%	2/15/2031	3,427,000	3,585,996
CompoSecure Holdings LLC†	5.625%	2/1/2033	3,676,000	3,570,609
EquipmentShare.com, Inc.†	9.00%	5/15/2028	3,332,000	3,461,405
Global Payments, Inc.	2.90%	11/15/2031	6,512,000	5,757,797
Herc Holdings, Inc.†(d)	7.25%	6/15/2033	3,231,000	3,373,736
Total				19,749,543

Computers 0.18%
Gartner, Inc.†	4.50%	7/1/2028	6,725,000	6,639,729

Cosmetics/Personal Care 0.15%
Opal Bidco SAS (France)†(e)	6.50%	3/31/2032	5,151,000	5,251,718

Diversified Financial Services 2.05%
Aircastle Ltd.†	2.85%	1/26/2028	6,919,000	6,714,389
Aircastle Ltd.†	6.50%	7/18/2028	5,000,000	5,162,530
Atlas Warehouse Lending Co. LP†	4.95%	11/15/2030	4,471,000	4,398,694
Aviation Capital Group LLC†	4.875%	1/28/2033	2,364,000	2,297,075
Aviation Capital Group LLC†	6.375%	7/15/2030	7,653,000	8,050,878
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.375%	5/30/2030	5,464,000	5,534,269
Avolon Holdings Funding Ltd. (Ireland)†(e)	6.375%	5/4/2028	2,776,000	2,855,579
Citadel Securities Global Holdings LLC†	6.20%	6/18/2035	9,401,000	9,666,659
Jane Street Group/JSG Finance, Inc.†	6.75%	5/1/2033	4,566,000	4,698,852
LPL Holdings, Inc.†	4.00%	3/15/2029	8,718,000	8,504,255
LPL Holdings, Inc.	5.75%	6/15/2035	4,272,000	4,294,345
Muthoot Finance Ltd. (India)(e)	6.375%	4/23/2029	5,400,000	5,446,225
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	4,745,000	4,740,960
OneMain Finance Corp.	7.50%	5/15/2031	1,765,000	1,820,512
Total				74,185,222

Electric 4.32%
AEP Texas, Inc.	5.20%	4/15/2036	3,636,000	3,579,844
Capital Power U.S. Holdings, Inc.†	6.189%	6/1/2035	6,961,000	7,207,923
Comision Federal de Electricidad (Mexico)†(e)	6.045%	1/28/2034	1,971,000	1,936,015
Comision Federal de Electricidad (Mexico)(e)	6.045%	1/28/2034	432,000	424,332
Comision Federal de Electricidad (Mexico)(e)	6.45%	1/24/2035	3,239,000	3,244,629
Constellation Energy Generation LLC†	5.00%	2/1/2031	8,504,000	8,522,556
COX Asset Mexico SA de CV (Mexico)†(d)(e)	7.75%	5/8/2036	3,548,000	3,663,310

See Notes to Financial Statements.	281

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
Electricite de France SA (France)(e)	4.50%		12/4/2069	$2,200,000	$1,562,652
ENEL Finance International NV (Netherlands)†(e)	5.125%		6/26/2029	4,918,000	4,977,520
Entergy Louisiana LLC	4.90%		4/15/2036	1,868,000	1,823,759
Entergy Louisiana LLC	5.15%		9/15/2034	11,455,000	11,578,092
Entergy Mississippi LLC	5.05%		4/15/2036	5,532,000	5,453,205
FirstEnergy Transmission LLC	5.00%		1/15/2035	2,600,000	2,572,342
Florida Power & Light Co.	5.60%		2/15/2066	3,855,000	3,716,064
Florida Power & Light Co.	5.80%		3/15/2065	2,308,000	2,293,567
Indiana Michigan Power Co.	5.60%		3/15/2056	1,673,000	1,634,091
Indianapolis Power & Light Co.†	5.65%		12/1/2032	9,456,000	9,810,702
ITC Holdings Corp.†	5.50%		4/15/2036	3,565,000	3,605,394
Jersey Central Power & Light Co.	5.10%		1/15/2035	2,005,000	2,003,264
Louisville Gas & Electric Co.	5.85%		8/15/2055	3,774,000	3,806,548
Narragansett Electric Co.†	5.35%		5/1/2034	5,383,000	5,482,036
NRG Energy, Inc.†	4.45%		6/15/2029	3,410,000	3,362,280
NRG Energy, Inc.†	5.407%		10/15/2035	4,191,000	4,117,924
NRG Energy, Inc.†	6.00%		2/1/2033	3,701,000	3,730,484
Oglethorpe Power Corp.	5.80%		6/1/2054	3,335,000	3,248,449
Pacific Gas & Electric Co.	5.20%		5/1/2036	3,049,000	2,974,987
Pacific Gas & Electric Co.	5.80%		5/15/2034	8,904,000	9,117,144
PG&E Corp.	6.85% (5 yr. CMT + 3.23%	)#	9/15/2056	1,951,000	1,945,440
PSEG Power LLC†	5.75%		5/15/2035	5,523,000	5,653,017
Talen Energy Supply LLC†	6.25%		2/1/2034	4,338,000	4,325,772
Virginia Electric & Power Co.	4.95%		3/15/2036	1,884,000	1,852,839
Virginia Electric & Power Co.	5.05%		8/15/2034	10,375,000	10,417,361
Vistra Operations Co. LLC†	5.70%		12/30/2034	13,060,000	13,221,748
Vistra Operations Co. LLC†	7.75%		10/15/2031	3,381,000	3,546,155
Total					156,411,445

Electronics 0.71%
Flex Ltd.	5.25%		1/15/2032	2,235,000	2,245,783
Flex Ltd.	5.375%		11/13/2035	3,614,000	3,559,365
nVent Finance SARL (Luxembourg)(e)	4.55%		4/15/2028	13,974,000	13,937,455
Vontier Corp.	2.95%		4/1/2031	6,599,000	5,995,738
Total					25,738,341

Engineering & Construction 0.35%
MasTec, Inc.†	4.50%		8/15/2028	7,539,000	7,468,468
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028	5,381,000	5,269,880
Total					12,738,348

282	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Entertainment 0.26%
Discovery Global Holdings, Inc.(a)	5.05%	3/15/2042	$5,028,000	$3,640,381
Flutter Treasury DAC (Ireland)†(e)	5.875%	6/4/2031	6,007,000	5,942,004
Total				9,582,385

Food 0.39%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(e)	6.375%	4/15/2066	5,105,000	4,995,600
Pilgrim’s Pride Corp.	3.50%	3/1/2032	4,910,000	4,467,312
Smithfield Foods, Inc.†	2.625%	9/13/2031	5,214,000	4,612,308
Total				14,075,220

Gas 0.64%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	7,179,000	7,037,678
National Fuel Gas Co.(a)	5.50%	5/15/2036	2,948,000	2,942,424
National Fuel Gas Co.	5.95%	3/15/2035	7,020,000	7,290,801
NiSource, Inc.	5.30%	5/18/2036	1,318,000	1,319,074
Piedmont Natural Gas Co., Inc.	3.50%	6/1/2029	4,673,000	4,542,097
Total				23,132,074

Health Care-Products 1.02%
180 Medical, Inc.†	5.30%	10/8/2035	4,279,000	4,172,153
Augusta SpinCo Corp.	4.945%	3/23/2033	3,428,000	3,418,502
Baxter International, Inc.	2.539%	2/1/2032	11,870,000	10,155,323
Baxter International, Inc.	5.65%	12/15/2035	8,140,000	8,067,828
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	3,234,000	3,323,226
VSP Optical Group, Inc.†	5.40%	6/1/2033	1,821,000	1,823,134
VSP Optical Group, Inc.†	5.45%	12/1/2035	6,151,000	6,098,519
Total				37,058,685

Health Care-Services 1.00%
Centene Corp.	2.45%	7/15/2028	8,616,000	8,172,051
Fresenius Medical Care U.S. Finance III, Inc.†	2.375%	2/16/2031	6,487,000	5,762,481
HCA, Inc.	5.50%	6/1/2033	2,259,000	2,308,063
Icon Investments Six DAC (Ireland)(e)	6.00%	5/8/2034	7,254,000	7,414,780
Molina Healthcare, Inc.†	4.375%	6/15/2028	3,393,000	3,345,191
UnitedHealth Group, Inc.	3.45%	1/15/2027	3,938,000	3,924,169
Universal Health Services, Inc.	2.65%	10/15/2030	5,205,000	4,705,656
Universal Health Services, Inc.	2.65%	1/15/2032	709,000	621,484
Total				36,253,875

See Notes to Financial Statements.	283

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Home Furnishings 0.10%
Whirlpool Corp.	6.125%		6/15/2030	$3,680,000	$3,464,508

Insurance 0.98%
Brighthouse Financial Global Funding†	5.65%		6/10/2029	6,880,000	6,932,556
Brown & Brown, Inc.	2.375%		3/15/2031	8,083,000	7,177,733
CNO Global Funding†	5.875%		6/4/2027	6,107,000	6,188,574
Jackson National Life Global Funding†	4.60%		10/1/2029	6,031,000	5,963,706
New York Life Global Funding†	4.55%		1/28/2033	6,595,000	6,499,766
Sammons Financial Group Global Funding†	5.10%		12/10/2029	2,849,000	2,860,747
Total					35,623,082

Internet 1.23%
Amazon.com, Inc.	5.80%		3/13/2056	5,377,000	5,385,906
Beignet Investor LLC†	6.581%		5/30/2049	10,483,000	10,812,439
Meta Platforms, Inc.	5.625%		11/15/2055	3,799,000	3,505,424
Meta Platforms, Inc.	6.30%		5/15/2056	4,127,000	4,166,977
Prosus NV (Netherlands)(e)	4.027%		8/3/2050	5,100,000	3,589,546
Uber Technologies, Inc.†	4.50%		8/15/2029	14,787,000	14,679,981
Uber Technologies, Inc.	4.80%		9/15/2035	2,336,000	2,276,200
Total					44,416,473

Iron-Steel 0.36%
Carpenter Technology Corp.†	5.625%		3/1/2034	3,859,000	3,838,772
Commercial Metals Co.†	5.75%		11/15/2033	3,874,000	3,879,319
U.S. Steel Corp.	6.875%		3/1/2029	2,785,000	2,798,161
Vale Overseas Ltd. (Brazil)†(e)	6.00% (5 yr. CMT + 2.43%	)#	2/25/2056	2,578,000	2,588,054
Total					13,104,306

Leisure Time 0.59%
Carnival Corp. Ltd.†	6.125%		2/15/2033	5,637,000	5,714,018
Royal Caribbean Cruises Ltd.†	5.375%		7/15/2027	5,425,000	5,444,978
Royal Caribbean Cruises Ltd.	5.375%		1/15/2036	5,016,000	4,991,456
Royal Caribbean Cruises Ltd.†	6.00%		2/1/2033	5,056,000	5,126,826
Total					21,277,278

Lodging 0.41%
Hilton Domestic Operating Co., Inc.†	5.50%		3/31/2034	5,541,000	5,518,416
MGM China Holdings Ltd. (Macau)(e)	4.75%		2/1/2027	3,760,000	3,753,899
Wynn Macau Ltd. (Macau)†(e)	6.75%		2/15/2034	5,512,000	5,530,713
Total					14,803,028

284	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Machinery: Construction & Mining 0.10%
Solaris Energy Infrastructure LLC†	6.375%	5/15/2031	$3,572,000	$3,629,608

Machinery-Diversified 0.21%
Flowserve Corp.	5.70%	5/15/2036	3,222,000	3,245,210
Regal Rexnord Corp.	6.40%	4/15/2033	4,046,000	4,289,058
Total				7,534,268

Media 0.68%
CCO Holdings LLC/CCO Holdings Capital Corp.†(d)	4.75%	2/1/2032	3,975,000	3,546,581
Cox Communications, Inc.†	1.80%	10/1/2030	4,770,000	4,151,527
Cox Communications, Inc.†	2.60%	6/15/2031	2,966,000	2,613,726
Directv Financing LLC†	8.875%	2/1/2030	3,986,000	4,091,953
Paramount Global	3.375%	2/15/2028	6,766,000	6,559,202
Univision Communications, Inc.†	8.50%	7/31/2031	3,535,000	3,561,808
Total				24,524,797

Metal Fabricate-Hardware 0.04%
Advanced Drainage Systems, Inc.†	5.375%	3/1/2034	1,479,000	1,444,557

Mining 0.97%
Anglo American Capital PLC (United Kingdom)†(e)	5.75%	4/5/2034	1,969,000	2,042,029
Corp. Nacional del Cobre de Chile (Chile)†(e)	6.33%	1/13/2035	6,719,000	7,095,398
Freeport Indonesia PT (Indonesia)(e)	6.20%	4/14/2052	3,515,000	3,445,725
Glencore Funding LLC†	5.371%	4/4/2029	5,934,000	6,050,958
Glencore Funding LLC†	6.375%	10/6/2030	3,016,000	3,195,029
Ivanhoe Mines Ltd. (Canada)†(e)	7.875%	1/23/2030	3,511,000	3,529,233
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(e)	6.75%	5/14/2030	4,255,000	4,418,382
Novelis Corp.†	6.875%	1/30/2030	3,483,000	3,581,172
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(e)	5.854%	5/13/2032	1,574,000	1,625,137
Total				34,983,063

Miscellaneous Manufacturing 0.21%
LSB Industries, Inc.†	6.25%	10/15/2028	3,787,000	3,803,394
Parker-Hannifin Corp.	4.25%	9/15/2027	3,877,000	3,877,453
Total				7,680,847

Oil & Gas 1.86%
Caturus Energy LLC†	8.50%	2/15/2030	5,398,000	5,656,580
Continental Resources, Inc.†	5.75%	1/15/2031	6,850,000	6,994,210
Crescent Energy Finance LLC†	7.375%	1/15/2033	3,477,000	3,535,000

See Notes to Financial Statements.	285

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
EQT Corp.	7.00%		2/1/2030	$3,309,000	$3,533,121
Expand Energy Corp.	5.375%		3/15/2030	1,993,000	2,011,270
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.375%		11/1/2033	6,781,000	7,217,473
Nabors Industries, Inc.†	8.875%		8/15/2031	3,628,000	3,805,725
OGX Austria GmbH (Brazil)†(e)(f)	8.50%		6/1/2018	1,730,000	35	(g)
Petroleos Mexicanos (Mexico)(e)	6.70%		2/16/2032	9,219,000	9,299,049
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	4.375%		2/2/2031	4,724,000	4,639,878
SM Energy Co.†	6.625%		4/15/2034	3,698,000	3,720,062
SM Energy Co.†	6.75%		8/1/2029	3,539,000	3,630,519
Transocean International Ltd.†	7.875%		10/15/2032	3,795,000	4,050,945
Viper Energy Partners LLC	5.70%		8/1/2035	3,701,000	3,786,252
Wildfire Intermediate Holdings LLC†	7.50%		10/15/2029	5,223,000	5,366,476
Total					67,246,595

Oil & Gas Services 0.21%
Kodiak Gas Services LLC†	6.50%		10/1/2033	3,699,000	3,766,133
WBI Operating LLC†	6.25%		10/15/2030	3,881,000	3,916,395
Total					7,682,528

Packaging & Containers 0.09%
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032	3,575,000	3,439,783

Pharmaceuticals 1.09%
AbbVie, Inc.	4.80%		3/15/2027	6,764,000	6,804,489
Bayer Corp.†	6.65%		2/15/2028	3,872,000	3,999,683
Bayer U.S. Finance LLC†	6.375%		11/21/2030	10,643,000	11,215,586
Bayer U.S. Finance LLC†	6.50%		11/21/2033	2,444,000	2,609,207
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055	3,662,000	3,818,218
EMD Finance LLC†	4.125%		8/15/2028	1,963,000	1,947,864
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(e)	4.45%		5/19/2028	6,798,000	6,818,955
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	3.15%		10/1/2026	2,186,000	2,175,890
Total					39,389,892

Pipelines 2.24%
Boardwalk Pipelines LP	3.40%		2/15/2031	5,052,000	4,734,515
Colonial Enterprises, Inc.†	5.627%		11/15/2035	5,696,000	5,712,143
Columbia Pipelines Holding Co. LLC†	4.999%		11/17/2032	8,967,000	8,914,721
Columbia Pipelines Holding Co. LLC†	5.097%		10/1/2031	2,622,000	2,639,652

286	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
DT Midstream, Inc.†	4.125%		6/15/2029	$7,288,000	$7,149,331
Eastern Energy Gas Holdings LLC	5.65%		10/15/2054	2,814,000	2,691,902
Eastern Energy Gas Holdings LLC	5.80%		1/15/2035	4,957,000	5,171,075
Enbridge, Inc. (Canada)(e)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084	7,804,000	8,930,991
Esentia Energy Development SAB de CV (Mexico)†(e)	6.50%		7/30/2038	6,645,000	6,581,873
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035	7,555,000	7,809,354
Gulfstream Natural Gas System LLC†	5.60%		7/23/2035	7,107,000	7,257,025
NGPL PipeCo LLC†	3.25%		7/15/2031	3,129,000	2,879,156
QazaqGaz NC JSC (Kazakhstan)†(d)(e)	5.625%		5/8/2036	3,606,000	3,538,611
Venture Global Plaquemines LNG LLC†	7.50%		5/1/2033	6,375,000	7,038,752
Total					81,049,101

Real Estate 0.30%
Kennedy-Wilson, Inc.	4.75%		3/1/2029	6,013,000	6,029,547
Kennedy-Wilson, Inc.†	7.00%		6/1/2031	4,660,000	4,772,826
Total					10,802,373

REITS 1.68%
Brandywine Operating Partnership LP	4.55%		10/1/2029	3,922,000	3,681,416
Brixmor Operating Partnership LP	5.375%		6/15/2036	3,639,000	3,631,957
CFE Fibra E (Mexico)†(e)	5.875%		9/23/2040	4,417,365	4,308,256
Crown Castle, Inc.	3.30%		7/1/2030	7,054,000	6,661,866
EPR Properties	4.50%		6/1/2027	2,808,000	2,806,190
EPR Properties	4.95%		4/15/2028	3,475,000	3,479,860
Goodman U.S. Finance Seven LLC†	5.25%		4/28/2036	5,871,000	5,794,613
Iron Mountain Information Management Services, Inc.†	5.00%		7/15/2032	3,813,000	3,676,856
Millrose Properties, Inc.†	6.375%		8/1/2030	4,202,000	4,264,038
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026	12,254,000	12,237,427
VICI Properties LP/VICI Note Co., Inc.†	4.625%		12/1/2029	4,895,000	4,817,132
VICI Properties LP/VICI Note Co., Inc.†	5.75%		2/1/2027	5,410,000	5,433,351
Total					60,792,962

Retail 0.19%
Advance Auto Parts, Inc.†	7.00%		8/1/2030	3,138,000	3,226,549
QXO Building Products, Inc.†	6.75%		4/30/2032	3,456,000	3,523,738
Total					6,750,287

See Notes to Financial Statements.	287

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Semiconductors 0.67%
Foundry JV Holdco LLC†	5.50%	1/25/2031	$5,842,000	$5,989,203
Foundry JV Holdco LLC†	5.90%	1/25/2033	4,129,000	4,297,059
Foundry JV Holdco LLC†	6.15%	1/25/2032	3,419,000	3,598,270
Foundry JV Holdco LLC†	6.25%	1/25/2035	2,019,000	2,137,110
Intel Corp.	4.10%	5/19/2046	3,904,000	3,051,974
Intel Corp.	5.00%	8/15/2033	2,608,000	2,600,456
Intel Corp.	5.30%	5/15/2036	2,688,000	2,685,625
Total				24,359,697

Software 0.64%
Fiserv, Inc.	5.15%	8/12/2034	3,036,000	2,960,681
Fiserv, Inc.	5.45%	3/15/2034	2,657,000	2,650,483
Oracle Corp.	5.375%	7/15/2040	4,241,000	3,818,502
Oracle Corp.	5.95%	9/26/2055	9,983,000	8,736,982
Oracle Corp.	6.55%	2/4/2046	5,339,000	5,151,020
Total				23,317,668

Telecommunications 1.07%
Altice France SA (France)†(e)	9.50%	11/1/2029	3,761,186	3,827,059
Cipher Compute LLC†	7.125%	11/15/2030	3,786,000	3,951,453
Core Scientific Finance I LLC†	7.75%	5/15/2031	6,979,000	7,140,886
Level 3 Financing, Inc.†	8.50%	1/15/2036	7,050,519	7,629,903
NTT Finance Corp. (Japan)†(e)	5.11%	7/2/2029	3,697,000	3,747,334
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC†	5.70%	4/15/2036	9,113,000	8,873,855
SV RNO Property Owner 1 LLC†	5.875%	3/1/2031	3,709,000	3,664,664
Total				38,835,154

Transportation 0.45%
GXO Logistics, Inc.	6.50%	5/6/2034	6,995,000	7,330,957
Rand Parent LLC†	8.50%	2/15/2030	3,274,000	3,376,974
Watco Cos. LLC/Watco Finance Corp.†	7.125%	8/1/2032	5,496,000	5,665,656
Total				16,373,587

Water 0.19%
Nova Securitisation SARL (Luxembourg)†(e)	5.75%	2/3/2031	7,110,000	6,859,985
Total Corporate Bonds (cost $1,456,352,297)				1,455,298,486

288	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
FLOATING RATE LOANS(h) 1.61%

Aerospace & Defense 0.08%
TransDigm, Inc. 2026 Term Loan N	6.12% (1 mo. USD Term SOFR + 2.50%	)	2/13/2033	$3,087,000	$3,097,866

Airlines 0.10%
American Airlines, Inc. 2025 Term Loan	5.925% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	3,599,812	3,589,859

Diversified Financial Services 0.65%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.353% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	10,261,088	10,306,442
Citadel Securities LP 2024 First Lien Term Loan	5.70% (3 mo. USD Term SOFR + 2.00%	)	10/31/2031	4,306,488	4,315,746
Hudson River Trading LLC 2026 Repriced Term Loan B	6.103% (1 mo. USD Term SOFR + 2.50%	)	3/18/2030	8,913,521	8,911,605
Total					23,533,793

Electric 0.12%
NRG Energy, Inc. 2024 Term Loan	5.37% - 5.42% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/16/2031	4,263,739	4,276,168

Entertainment 0.21%
Flutter Financing BV 2024 Term Loan B (Netherlands)(e)	5.45% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030	7,795,580	7,750,092

Environmental Control 0.15%
Clean Harbors, Inc. 2025 Term Loan	5.12% (1 mo. USD Term SOFR + 1.50%	)	10/8/2032	5,312,685	5,358,215

Media 0.06%
Charter Communications Operating LLC 2024 Term Loan B5	–	(b)	12/15/2031	2,043,000	2,027,044

Pipelines 0.16%
Colossus Acquireco LLC Term Loan B	5.38% (3 mo. USD Term SOFR + 1.75%	)	7/30/2032	5,654,585	5,657,328

See Notes to Financial Statements.	289

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Retail 0.08%
Raising Cane’s Restaurants LLC 2026 Term Loan B	–	(b)	6/6/2033	$3,017,000	$3,005,686
Total Floating Rate Loans (cost $58,291,899)					58,296,051

FOREIGN GOVERNMENT OBLIGATIONS(e) 1.65%

Canada 0.30%
Province of Ontario	4.85%		5/29/2036	4,885,000	4,955,920
Province of Quebec(a)	4.625%		6/3/2036	5,865,000	5,830,048
Total					10,785,968

France 0.25%
Caisse d’Amortissement de la Dette Sociale	4.00%		2/12/2031	9,100,000	8,959,238

Hungary 0.25%
Hungary Government International Bonds	5.25%		6/16/2029	1,100,000	1,116,215
Hungary Government International Bonds	5.375%		9/26/2030	7,700,000	7,856,882
Total					8,973,097

Japan 0.25%
Japan Finance Organization for Municipalities	4.125%		4/2/2031	9,122,000	9,012,393

Mexico 0.10%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	3,542,000	3,566,723

Panama 0.22%
Panama Government International Bonds	5.227%		2/23/2034	8,242,000	8,165,761

Romania 0.23%
Romania Government International Bonds†	5.75%		7/4/2036	2,640,000	2,524,496
Romania Government International Bonds†	6.625%		5/16/2036	5,534,000	5,669,352
Total					8,193,848

Uzbekistan 0.05%
Republic of Uzbekistan International Bonds	5.375%		2/20/2029	721,000	727,687
Republic of Uzbekistan International Bonds	7.85%		10/12/2028	1,230,000	1,305,867
Total					2,033,554
Total Foreign Government Obligations (cost $59,543,579)					59,690,582

290	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.01%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K140 Class A2	2.25%		1/25/2032	$10,710,000	$9,546,481
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	11,190,000	9,999,578
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	9,590,000	8,806,525
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(i)	12/25/2032	9,360,000	8,989,838
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(i)	1/25/2033	5,170,000	5,114,468
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161 Class A2	4.90%	#(i)	10/25/2033	5,520,000	5,624,855
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(i)	8/25/2032	13,216,000	12,236,702
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(i)	5/25/2033	12,960,000	12,642,560
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $72,385,615)					72,961,007

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 25.54%
Federal Home Loan Mortgage Corp.	2.00%		9/1/2050	8,522,634	6,904,507
Federal Home Loan Mortgage Corp.	2.50%		4/1/2052	20,984,616	17,688,176
Federal Home Loan Mortgage Corp.	3.00%		7/1/2050	11,205,629	9,906,627
Federal Home Loan Mortgage Corp.	3.50%		1/1/2035 - 9/1/2051	21,636,682	20,001,443
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 11/1/2054	19,061,583	19,000,707
Federal Home Loan Mortgage Corp.	5.435% (30 day USD SOFR Average + 2.35%	)#	9/1/2055	6,838,409	6,907,164
Federal Home Loan Mortgage Corp.	5.50%		7/1/2054 - 10/1/2054	17,843,333	18,212,677
Federal Home Loan Mortgage Corp.	6.00%		12/1/2053 - 2/1/2055	16,733,137	17,290,678
Federal Home Loan Mortgage Corp.	6.50%		11/1/2053	9,656,022	10,114,755

See Notes to Financial Statements.	291

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	2.50%		8/1/2050 - 3/1/2052	$60,863,667	$51,779,672
Federal National Mortgage Association	3.00%		4/1/2051	16,978,151	15,009,737
Federal National Mortgage Association	3.50%		9/1/2051 - 6/1/2052	12,022,696	11,060,730
Federal National Mortgage Association	5.00%		7/1/2052 - 1/1/2053	18,682,664	18,653,408
Federal National Mortgage Association	5.462% (30 day USD SOFR Average + 2.31%	)#	10/1/2055	24,472,789	24,797,905
Federal National Mortgage Association	5.50%		10/1/2054	13,729,882	14,037,012
Federal National Mortgage Association	6.00%		10/1/2053 - 1/1/2055	20,973,278	21,605,866
Federal National Mortgage Association	6.243% (30 day USD SOFR Average + 2.11%	)#	11/1/2054	14,688,669	15,120,504
Government National Mortgage Association(j)	2.00%		TBA	8,873,000	7,281,399
Government National Mortgage Association(j)	2.50%		TBA	27,120,000	23,196,798
Government National Mortgage Association(j)	3.00%		TBA	69,052,000	61,346,025
Government National Mortgage Association(j)	4.50%		TBA	43,238,000	41,601,584
Government National Mortgage Association(j)	5.00%		TBA	58,831,000	58,077,965
Government National Mortgage Association(j)	5.50%		TBA	79,791,000	80,235,387
Government National Mortgage Association(j)	6.00%		TBA	52,849,882	53,974,073
Uniform Mortgage-Backed Security(j)	2.00%		TBA	24,293,000	19,431,333
Uniform Mortgage-Backed Security(j)	2.50%		TBA	35,111,000	29,370,957
Uniform Mortgage-Backed Security(j)	3.00%		TBA	10,288,000	8,987,011
Uniform Mortgage-Backed Security(j)	3.50%		TBA	3,314,000	3,012,724
Uniform Mortgage-Backed Security(j)	4.00%		TBA	30,140,000	28,543,120
Uniform Mortgage-Backed Security(j)	4.50%		TBA	73,196,000	72,219,346
Uniform Mortgage-Backed Security(j)	5.00%		TBA	59,109,000	59,023,930
Uniform Mortgage-Backed Security(j)	5.50%		TBA	61,636,000	62,022,697
Uniform Mortgage-Backed Security(j)	6.00%		TBA	8,399,000	8,629,625
Uniform Mortgage-Backed Security(j)	6.50%		TBA	2,465,000	2,557,397
Uniform Mortgage-Backed Security(j)	7.00%		TBA	6,968,000	7,364,014
Total Government Sponsored Enterprises Pass-Throughs (cost $927,295,693)					924,966,953

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.88%
Bank Series 2019-BN21 Class A5	2.851%		10/17/2052	5,340,000	5,030,418
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(i)	10/25/2051	6,628,485	5,499,831
BBCMS Mortgage Trust Series 2023-C21 Class A5	6.00%	#(i)	9/15/2056	6,900,000	7,296,480

292	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	$3,120,000	$3,225,343
Benchmark Mortgage Trust Series 2024-V11 Class A3	5.909%	#(i)	11/15/2057	4,980,000	5,154,848
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	4,160,000	4,282,946
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	4,910,000	5,023,340
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	4,770,000	4,882,091
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	5,940,000	6,119,390
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(i)	12/15/2057	14,630,000	14,999,372
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.007% (1 mo. USD Term SOFR + 1.38%	)#	8/15/2042	1,819,727	1,823,760
BX Commercial Mortgage Trust Series 2026-CSMO Class B†	5.327% (1 mo. USD Term SOFR + 1.70%	)#	2/15/2043	3,580,000	3,601,570
BX Trust Series 2025-ARIA Class A†	5.031%	#(i)	12/13/2042	5,610,000	5,639,542
BX Trust Series 2025-ROIC Class B†	5.021% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2030	6,391,019	6,375,254
BX Trust Series 2025-VOLT Class D†	6.377% (1 mo. USD Term SOFR + 2.75%	)#	12/15/2044	4,590,000	4,596,452
CIM Trust Series 2021-INV1 Class A2†	2.50%	#(i)	7/1/2051	9,045,407	7,504,989
CIM Trust Series 2021-J1 Class A1†	2.50%	#(i)	3/25/2051	7,451,100	6,173,264
CIM Trust Series 2021-J3 Class A1†	2.50%	#(i)	6/25/2051	11,749,126	9,748,857
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class XB(k)	Zero Coupon	#(i)	10/10/2047	12,954,530	80
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(i)	11/27/2051	1,065,395	919,676
CONE Trust Series 2024-DFW1 Class A†	5.269% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	3,880,000	3,869,269
CSAIL Commercial Mortgage Trust Series 2019-C15 Class A4	4.053%		3/15/2052	6,097,846	5,978,611
DBC Mortgage Trust Series 2025-DBC Class A†	4.978% (1 mo. USD Term SOFR + 1.35%	)#	11/15/2042	4,930,000	4,938,117
EFMT Series 2025-INV2 Class A1†	5.387%	(l)	5/26/2070	4,128,890	4,140,488
ESTN Trust Series 2026-TOWN Class A†	5.538%	#(i)	5/12/2046	5,230,000	5,275,099
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.112% (30 day USD SOFR Average + 2.50%	)#	1/25/2042	4,080,000	4,115,574

See Notes to Financial Statements.	293

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	7.962% (30 day USD SOFR Average + 4.35%	)#	4/25/2042	$1,714,000	$1,762,953
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	8.862% (30 day USD SOFR Average + 5.25%	)#	3/25/2042	4,120,000	4,245,590
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01 Class 1M2†	5.162% (30 day USD SOFR Average + 1.55%	)#	10/25/2041	1,556,446	1,558,603
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	7.512% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	2,953,524	3,090,658
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	5.912% (30 day USD SOFR Average + 2.30%	)#	5/25/2043	3,033,596	3,078,389
Federal National Mortgage Association-ACES Series 2025-M4 Class A2	4.389%		8/25/2035	12,070,000	11,828,997
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(i)	11/25/2051	3,166,008	2,626,922
GCAT Trust Series 2022-INV1 Class A1†	3.00%	#(i)	12/25/2051	9,369,746	8,111,591
GS Mortgage-Backed Securities Trust Series 2021-MM1 Class A2†	2.50%	#(i)	4/25/2052	11,357,005	9,401,430
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(i)	7/25/2051	6,073,738	5,043,029
GS Mortgage-Backed Securities Trust Series 2021-PJ9 Class A2†	2.50%	#(i)	2/26/2052	3,366,164	2,782,494
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(i)	1/25/2053	9,838,802	8,493,108
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†(k)	0.541%	#(i)	8/5/2034	19,156,000	1,715
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(i)	4/25/2052	4,962,153	4,104,722
JP Morgan Mortgage Trust Series 2021-14 Class A3†	2.50%	#(i)	5/25/2052	706,209	585,520
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(i)	6/25/2052	6,015,813	5,200,212
JP Morgan Mortgage Trust Series 2021-4 Class A3†	2.50%	#(i)	8/25/2051	3,074,782	2,552,994
JP Morgan Mortgage Trust Series 2021-8 Class A3†	2.50%	#(i)	12/25/2051	6,116,439	5,078,789

294	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(i)	5/25/2052	$5,223,700	$4,530,614
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(i)	7/25/2052	3,923,863	3,387,180
JP Morgan Mortgage Trust Series 2022-1 Class A3†	2.50%	#(i)	7/25/2052	894,413	740,221
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(i)	8/25/2052	11,592,169	10,006,660
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(i)	3/25/2052	9,823,473	8,473,991
JP Morgan Mortgage Trust Series 2022-INV3 Class A3B†	3.00%	#(i)	9/25/2052	5,690,167	4,922,692
JP Morgan Mortgage Trust Series 2025-DSC1 Class A1†	5.577%	#(i)	9/25/2065	7,006,020	7,057,818
JP Morgan Mortgage Trust Series 2025-VIS3 Class A1†	5.062%	#(i)	2/25/2066	3,553,860	3,541,011
JP Morgan Mortgage Trust Series 2026-NQM1 Class A1FC†	4.601%	(I)	6/25/2066	4,018,702	3,992,383
JP Morgan Mortgage Trust Series 2026-NQM2 Class A1FC†	5.05%	(I)	9/25/2066	5,553,737	5,544,267
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.517% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	2,550,000	2,553,501
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.01% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	6,190,000	6,194,407
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	3,040,000	3,124,606
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC2 Class A1†	5.443%	#(i)	7/25/2070	7,211,609	7,230,074
Morgan Stanley Residential Mortgage Loan Trust Series 2026-DSC1 Class A1FC†	4.617%	(I)	1/25/2071	3,257,246	3,242,907
NYC Commercial Mortgage Trust Series 2026-1PARK Class C†	5.475% (1 mo. USD Term SOFR + 1.85%	)#	2/15/2043	2,520,000	2,530,878
NYMT Loan Trust Series 2025-INV2 Class A1†	5.00%	#(i)	10/25/2060	7,207,773	7,174,990
NYMT Loan Trust Series 2026-INV1 Class A1FC†	4.614%	(I)	2/25/2061	1,642,373	1,636,078
OBX Trust Series 2025-NQM16 Class A1†	4.905%	#(i)	8/25/2065	2,724,014	2,708,448
OBX Trust Series 2025-NQM17 Class A1FC†	4.848%	(I)	8/25/2065	4,450,390	4,438,208
OBX Trust Series 2026-NQM6 Class A1FC†	5.063%	(I)	4/26/2066	7,222,089	7,212,210
OBX Trust Series 2026-NQM7 Class A1FC†	5.22%	(I)	4/25/2066	3,386,184	3,389,413
Rate Mortgage Trust Series 2021-HB1 Class A1†	2.50%	#(i)	12/25/2051	4,851,269	4,015,905
RCKT Mortgage Trust Series 2021-4 Class A1†	2.50%	#(i)	9/25/2051	6,939,511	5,744,589

See Notes to Financial Statements.	295

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	$4,580,000	$4,647,700
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(i)	2/25/2050	61,952	59,837
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.07% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	9,040,000	8,995,713
TEXAS Commercial Mortgage Trust Series 2025-TWR Class B†	5.22% (1 mo. USD Term SOFR + 1.59%	)#	4/15/2042	6,660,000	6,660,915
Verus Securitization Trust Series 2025-9 Class A1†	4.935%	#(i)	10/27/2070	2,874,068	2,865,265
Verus Securitization Trust Series 2026-1 Class A1FC†	4.743%	(I)	1/25/2071	1,930,254	1,923,253
Verus Securitization Trust Series 2026-2 Class A1FC†	4.507%	(I)	2/25/2071	3,014,841	2,988,611
Verus Securitization Trust Series 2026-R3 Class A1FC†	5.19%	(I)	2/27/2068	942,848	943,250
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A3	3.055%		6/15/2052	6,138,436	5,874,996
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4	2.658%		11/15/2054	6,270,000	5,608,284
Wells Fargo Commercial Mortgage Trust Series 2022-C62 Class A4	4.00%	#(i)	4/15/2055	5,620,000	5,339,479
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	8,250,000	8,494,537
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class A5	5.292%		10/15/2058	9,590,000	9,729,960
Wells Fargo Mortgage-Backed Securities Trust Series 2022-2 Class A2†	2.50%	#(i)	12/25/2051	943,506	781,086
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA(k)	0.055%	#(i)	10/15/2057	559,745	744
Total Non-Agency Commercial Mortgage-Backed Securities (cost $394,998,002)					394,069,058

U.S. TREASURY OBLIGATIONS 22.17%
U.S. Treasury Bonds	4.00%		11/15/2042	59,441,000	53,457,428
U.S. Treasury Bonds	4.625%		11/15/2044	61,892,000	59,375,220
U.S. Treasury Bonds	4.625%		11/15/2055	56,041,000	52,914,963
U.S. Treasury Bonds	4.75%		2/15/2045	90,558,000	88,203,846
U.S. Treasury Bonds	4.75%		11/15/2053	67,810,000	65,177,065
U.S. Treasury Bonds	4.75%		5/15/2055	117,341,000	112,963,630
U.S. Treasury Bonds	4.875%		8/15/2045	46,529,000	45,958,293
U.S. Treasury Inflation-Indexed Notes(m)	1.25%		4/15/2031	18,350,857	18,059,677

296	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes	3.75%	4/30/2028	$160,936,000	$160,194,185
U.S. Treasury Notes	3.875%	3/31/2031	148,006,000	146,329,370
Total U.S. Treasury Obligations (cost $813,913,070)				802,633,677
Total Long-Term Investments (cost $4,219,388,592)				4,204,590,284

SHORT-TERM INVESTMENTS 2.48%

REPURCHASE AGREEMENTS 2.17%
Repurchase Agreement dated 5/29/2026, 3.250% due 6/1/2026 with Fixed Income Clearing Corp. collateralized by $22,125,000 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $30,156,715; proceeds: $29,573,310 (cost $29,565,302)			29,565,302	29,565,302
Repurchase Agreement dated 5/29/2026, 3.640% due 6/1/2026 with RBC Dominion Securities, Inc. collateralized by $50,000,000 of U.S. Treasury Note at 3.500% due 9/30/2027; value: $50,000,000; proceeds: $49,014,863 (cost $49,000,000)			49,000,000	49,000,000
Total Repurchase Agreements (cost $78,565,302)				78,565,302

Time Deposits 0.03%
CitiBank N.A.(n) (cost $1,111,338)			1,111,338	1,111,338

			Shares

Money Market Funds 0.28%
Fidelity Government Portfolio(n) (cost $10,002,038)			10,002,038	10,002,038
Total Short-Term Investments (cost $89,678,678)				89,678,678
Total Investments in Securities 118.59% (cost $4,309,067,270)				4,294,268,962
Other Assets and Liabilities – Net (18.59)%				(673,072,775)
Net Assets 100.00%				$3,621,196,187

CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2026, the total value of Rule 144A securities was $1,334,697,567, which represents 36.86% of net assets (see Note 2(n)).
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2026.

See Notes to Financial Statements.	297

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2026

*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(m)).
(b)	Interest rate to be determined.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Foreign security traded in U.S. dollars.
(f)	Defaulted.
(g)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2026.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(l)	Step Bond – Security with a predetermined schedule of interest rate changes.
(m)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(n)	Security was purchased with the cash collateral from loaned securities.

Futures Contracts at May 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2026	1,263	Long	$260,848,610	$260,888,438	$39,828

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	September 2026	405	Short	$(45,012,820)	$(45,391,641)	$(378,821)

298	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND May 31, 2026

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$436,337,220	$–	$436,337,220
Common Stocks	–	337,250	–	337,250
Corporate Bonds
Oil & Gas	–	67,246,560	35	67,246,595
Remaining Industries	–	1,388,051,891	–	1,388,051,891
Floating Rate Loans	–	58,296,051	–	58,296,051
Foreign Government Obligations	–	59,690,582	–	59,690,582
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	72,961,007	–	72,961,007
Government Sponsored Enterprises Pass-Throughs	–	924,966,953	–	924,966,953
Non-Agency Commercial Mortgage-Backed Securities	–	394,069,058	–	394,069,058
U.S. Treasury Obligations	–	802,633,677	–	802,633,677
Short-Term Investments
Repurchase Agreements	–	78,565,302	–	78,565,302
Time Deposits	–	1,111,338	–	1,111,338
Money Market Funds	10,002,038	–	–	10,002,038
Total	$10,002,038	$4,284,266,889	$35	$4,294,268,962
Other Financial Instruments
Futures Contracts
Assets	$39,828	$–	$–	$39,828
Liabilities	(378,821)	–	–	(378,821)
Total	$(338,993)	$–	$–	$(338,993)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	299

Schedule of Investments (unaudited)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 89.00%

ASSET-BACKED SECURITIES 24.19%

Automobiles 14.94%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class A2†	5.681%	5/17/2032	$6,997,537	$7,087,894
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81%	5/18/2028	8,401,708	8,435,992
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%	1/18/2029	14,991,841	15,075,110
AmeriCredit Automobile Receivables Trust Series 2026-1 Class A2†	4.03%	4/18/2029	30,000,000	29,976,399
AmeriCredit Automobile Receivables Trust Series 2026-1 Class A3†	4.15%	11/18/2032	32,075,000	31,975,981
ARI Fleet Lease Trust Series 2024-B Class A2†	5.54%	4/15/2033	6,464,590	6,495,112
AutoNation Finance Trust Series 2026-1A Class A2†	3.95%	1/11/2029	30,000,000	29,988,327
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class A†	1.38%	8/20/2027	9,507,500	9,471,938
Bank of America Auto Trust Series 2023-1A Class A3†	5.53%	2/15/2028	8,452,130	8,492,416
Bank of America Auto Trust Series 2023-2A Class A3†	5.74%	6/15/2028	34,626,802	34,837,659
BMW Vehicle Owner Trust Series 2024-A Class A3	5.18%	2/26/2029	4,710,470	4,741,305
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	4,243,957	4,271,316
CarMax Auto Owner Trust Series 2023-2 Class A3	5.05%	1/18/2028	8,912,746	8,936,500
CarMax Auto Owner Trust Series 2023-2 Class B	5.18%	11/15/2028	1,865,000	1,880,286
CarMax Auto Owner Trust Series 2023-3 Class A3	5.28%	5/15/2028	14,592,904	14,654,530
CarMax Auto Owner Trust Series 2023-4 Class A3	6.00%	7/17/2028	48,803,409	49,215,515
CarMax Auto Owner Trust Series 2023-4 Class A4	5.96%	5/15/2029	6,002,000	6,120,706
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%	1/16/2029	33,915,720	34,214,368
CarMax Auto Owner Trust Series 2025-1 Class A2A	4.63%	3/15/2028	6,093,852	6,100,419
CarMax Auto Owner Trust Series 2025-3 Class A2A	4.42%	8/15/2028	22,310,039	22,341,546

300	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
CarMax Auto Owner Trust Series 2026-2 Class A2A	4.11%	8/15/2029	$21,000,000	$21,005,649
CarMax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	15,105,046	15,192,879
CarMax Select Receivables Trust Series 2025-B Class A2	4.19%	3/15/2029	12,715,992	12,720,664
CarMax Select Receivables Trust Series 2026-A Class A2A	4.03%	12/17/2029	27,000,000	26,957,726
Carvana Auto Receivables Trust Series 2021-N1 Class B	1.09%	1/10/2028	1,826,742	1,816,957
Carvana Auto Receivables Trust Series 2023-P5 Class A3†	5.62%	1/10/2029	3,366,133	3,384,883
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%	5/15/2036	10,969,878	11,066,571
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	4,344,178	4,355,340
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	17,596,011	17,661,940
Drive Auto Receivables Trust Series 2024-2 Class A3	4.50%	9/15/2028	8,503,235	8,506,000
Enterprise Fleet Financing LLC Series 2024-1 Class A2†	5.23%	3/20/2030	17,657,037	17,744,411
Enterprise Fleet Financing LLC Series 2025-1 Class A2†	4.65%	10/20/2027	13,160,025	13,189,861
Enterprise Fleet Financing LLC Series 2025-2 Class A2†	4.51%	2/22/2028	43,787,752	43,895,570
Enterprise Fleet Financing LLC Series 2026-2 Class A2†	4.33%	2/20/2029	21,500,000	21,518,187
Exeter Automobile Receivables Trust Series 2024-5A Class B	4.48%	4/16/2029	8,199,538	8,207,019
Exeter Automobile Receivables Trust Series 2025-2A Class A3	4.74%	1/16/2029	7,344,865	7,356,667
Exeter Automobile Receivables Trust Series 2025-4A Class A2	4.53%	3/15/2028	3,739,183	3,741,619
Exeter Automobile Receivables Trust Series 2025-5A Class A3	4.24%	11/15/2029	8,880,000	8,883,648
Exeter Automobile Receivables Trust Series 2026-1A Class A3	4.03%	3/15/2030	22,100,000	22,031,289
Fifth Third Auto Trust Series 2023-1 Class A3	5.53%	8/15/2028	27,814,324	27,953,351
First Investors Auto Owner Trust Series 2025-1A Class A2†	4.31%	12/15/2028	43,909,998	43,944,590

See Notes to Financial Statements.	301

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
First Investors Auto Owner Trust Series 2026-1A Class A2†	4.31%	7/16/2029	$62,700,000	$62,768,882
First Investors Auto Owner Trust Series 2026-1A Class A3†	4.50%	5/15/2031	8,700,000	8,685,644
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%	6/15/2027	11,665,000	11,672,569
Ford Credit Auto Lease Trust Series 2024-B Class A3	4.99%	12/15/2027	15,087,894	15,131,666
Ford Credit Auto Lease Trust Series 2025-A Class A2A	4.57%	8/15/2027	9,465,174	9,471,152
Ford Credit Auto Lease Trust Series 2026-A Class A3	4.00%	7/15/2029	36,660,000	36,498,403
Ford Credit Auto Owner Trust Series 2022-C Class B	5.03%	2/15/2028	8,970,000	8,973,615
Ford Credit Auto Owner Trust Series 2023-C Class A3	5.53%	9/15/2028	25,973,123	26,152,844
Ford Credit Auto Owner Trust Series 2023-C Class B	5.93%	8/15/2029	11,010,000	11,214,836
Ford Credit Auto Owner Trust Series 2024-A Class A3	5.09%	12/15/2028	14,264,575	14,350,596
GLS Auto Receivables Issuer Trust Series 2022-2A Class D†	6.15%	4/17/2028	1,833,510	1,842,721
GLS Auto Receivables Issuer Trust Series 2024-4A Class A3†	4.75%	7/17/2028	4,590,322	4,593,818
GLS Auto Receivables Issuer Trust Series 2025-3A Class A2†	4.52%	7/17/2028	7,666,424	7,675,448
GLS Auto Receivables Issuer Trust Series 2025-3A Class A3†	4.44%	3/15/2029	9,850,000	9,870,825
GLS Auto Receivables Issuer Trust Series 2026-1A Class A2†	4.04%	11/15/2028	31,250,000	31,241,091
GLS Auto Receivables Issuer Trust Series 2026-2A Class A2†	4.25%	4/16/2029	32,000,000	32,010,480
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	3,006,086	3,029,203
GLS Auto Select Receivables Trust Series 2024-3A Class A2†	5.59%	10/15/2029	10,535,044	10,622,690
GM Financial Automobile Leasing Trust Series 2024-2 Class A3	5.39%	7/20/2027	13,523,023	13,542,457
GM Financial Automobile Leasing Trust Series 2024-2 Class B	5.56%	5/22/2028	14,760,000	14,841,934
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%	10/20/2027	33,873,586	33,893,063

302	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3	5.45%	6/16/2028	$13,528,812	$13,596,876
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3	5.78%	8/16/2028	30,890,909	31,118,473
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class A3	5.10%	3/16/2029	2,057,737	2,069,406
GM Financial Consumer Automobile Receivables Trust Series 2024-3 Class A3	5.13%	4/16/2029	6,234,773	6,274,830
Honda Auto Receivables Owner Trust Series 2023-1 Class A3	5.04%	4/21/2027	698,407	698,900
Honda Auto Receivables Owner Trust Series 2023-3 Class A3	5.41%	2/18/2028	4,413,026	4,434,072
Honda Auto Receivables Owner Trust Series 2023-4 Class A3	5.67%	6/21/2028	44,197,861	44,536,567
Honda Auto Receivables Owner Trust Series 2024-1 Class A3	5.21%	8/15/2028	7,960,768	8,009,808
Honda Auto Receivables Owner Trust Series 2024-2 Class A3	5.27%	11/20/2028	48,496,098	48,849,683
Honda Auto Receivables Owner Trust Series 2024-3 Class A3	4.57%	3/21/2029	27,570,768	27,658,532
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	1,649,518	1,659,813
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3†	5.41%	5/17/2027	6,847,170	6,859,389
Hyundai Auto Lease Securitization Trust Series 2025-B Class A3†	4.53%	4/17/2028	50,000,000	50,193,200
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3†	4.36%	7/17/2028	73,957,000	74,121,451
Hyundai Auto Lease Securitization Trust Series 2026-A Class A3†	3.97%	12/15/2028	49,000,000	48,812,644
Hyundai Auto Receivables Trust Series 2022-C Class A4	5.52%	10/16/2028	19,516,650	19,586,416
Hyundai Auto Receivables Trust Series 2023-A Class A4	4.48%	7/17/2028	3,067,723	3,070,971
Hyundai Auto Receivables Trust Series 2023-B Class A3	5.48%	4/17/2028	3,264,768	3,278,951
Hyundai Auto Receivables Trust Series 2023-C Class A3	5.54%	10/16/2028	25,076,968	25,247,923
LAD Auto Receivables Trust Series 2023-4A Class A4†	6.24%	6/15/2028	944,600	946,284
LAD Auto Receivables Trust Series 2024-2A Class A3†	5.61%	8/15/2028	955,664	958,220

See Notes to Financial Statements.	303

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
LAD Auto Receivables Trust Series 2026-1A Class A2†	3.75%	5/15/2029	$29,250,000	$29,168,983
LAD Auto Receivables Trust Series 2026-2A Class A2†	4.17%	8/15/2029	31,030,000	31,035,542
M&T Bank Auto Receivables Trust Series 2025-1A Class A2A†	4.63%	5/15/2028	4,079,581	4,085,923
M&T Bank Auto Receivables Trust Series 2026-1A Class A2†	4.33%	7/16/2029	28,000,000	28,042,552
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3	5.32%	1/18/2028	8,385,965	8,425,404
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3	4.23%	2/15/2028	15,575,359	15,589,862
Mercedes-Benz Auto Lease Trust Series 2026-A Class A3	3.93%	1/15/2030	25,500,000	25,370,128
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3	5.95%	11/15/2028	11,362,997	11,464,457
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	20,431,903	20,553,024
Nissan Auto Lease Trust Series 2025-B Class A2A	4.44%	3/15/2028	24,899,015	24,951,400
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%	3/15/2028	6,956,257	6,992,400
Nissan Auto Receivables Owner Trust Series 2024-A Class A3	5.28%	12/15/2028	23,834,476	23,975,214
Octane Receivables Trust Series 2022-2A Class C†	6.29%	7/20/2028	1,752,568	1,756,669
Octane Receivables Trust Series 2024-1A Class A2†	5.68%	5/20/2030	7,805,550	7,841,888
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3†	5.79%	1/22/2029	4,815,768	4,842,545
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3†	4.35%	10/20/2027	22,632,243	22,661,903
Santander Drive Auto Receivables Trust Series 2022-3 Class C	4.49%	8/15/2029	16,767,377	16,777,873
Santander Drive Auto Receivables Trust Series 2022-4 Class C	5.00%	11/15/2029	10,655,485	10,687,154
Santander Drive Auto Receivables Trust Series 2023-3 Class B	5.61%	7/17/2028	2,789,719	2,792,193
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%	11/15/2028	739,495	740,043
Santander Drive Auto Receivables Trust Series 2024-3 Class A3	5.63%	1/16/2029	3,039,794	3,044,698

304	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2025-3 Class A2	4.63%	10/16/2028	$22,919,919	$22,949,726
Santander Drive Auto Receivables Trust Series 2025-3 Class A3	4.38%	1/15/2030	40,455,000	40,561,178
Santander Drive Auto Receivables Trust Series 2025-4 Class A2	4.28%	1/15/2029	29,580,122	29,591,998
Santander Drive Auto Receivables Trust Series 2026-1 Class A2	4.04%	3/15/2029	27,000,000	26,989,070
SBNA Auto Lease Trust Series 2025-A Class A3†	4.83%	4/20/2028	19,279,129	19,335,744
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	4,119,788	4,125,699
SBNA Auto Receivables Trust Series 2024-A Class A4†	5.21%	4/16/2029	7,800,000	7,833,687
SCCU Auto Receivables Trust Series 2025-1A Class A2†	4.67%	11/15/2028	10,131,707	10,152,218
Securitized Term Auto Receivables Trust Series 2025-A Class B†	5.038%	7/25/2031	3,428,345	3,456,165
SFS Auto Receivables Securitization Trust Series 2023-1A Class A4†	5.47%	12/20/2029	6,312,000	6,375,559
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3†	4.95%	5/21/2029	2,195,329	2,203,914
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A†	3.91%	8/20/2029	30,250,000	30,188,115
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A2†	4.63%	7/20/2027	7,600,013	7,612,650
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A2A†	4.21%	1/22/2029	36,000,000	36,004,291
Toyota Auto Receivables Owner Trust Series 2023-C Class A3	5.16%	4/17/2028	1,275,873	1,281,070
Toyota Auto Receivables Owner Trust Series 2023-D Class A3	5.54%	8/15/2028	24,207,847	24,401,129
Toyota Auto Receivables Owner Trust Series 2024-A Class A3	4.83%	10/16/2028	4,368,190	4,387,141
Toyota Auto Receivables Owner Trust Series 2024-C Class A3	4.88%	3/15/2029	32,133,217	32,329,374
Toyota Lease Owner Trust Series 2025-A Class A3†	4.75%	2/22/2028	30,040,000	30,161,067
USB Auto Owner Trust Series 2025-1A Class A2†	4.51%	6/15/2028	4,406,178	4,409,411
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3	5.02%	6/20/2028	9,346,743	9,381,196

See Notes to Financial Statements.	305

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3	5.48%	12/20/2028	$40,432,844	$40,793,865
VStrong Auto Receivables Trust Series 2023-A Class B†	7.11%	2/15/2030	17,800,985	18,054,361
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	1,045,698	1,047,643
Westlake Automobile Receivables Trust Series 2024-1A Class B†	5.55%	11/15/2027	12,762,363	12,777,180
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%	2/15/2029	4,800,000	4,831,728
Westlake Automobile Receivables Trust Series 2024-2A Class A3†	5.56%	2/15/2028	10,958,848	10,971,624
Westlake Automobile Receivables Trust Series 2024-2A Class B†	5.62%	3/15/2030	30,925,000	31,067,867
Westlake Automobile Receivables Trust Series 2025-1A Class A2A†	4.66%	1/18/2028	4,912,853	4,916,199
Westlake Automobile Receivables Trust Series 2025-1A Class A3†	4.75%	8/15/2028	1,200,000	1,203,765
Westlake Automobile Receivables Trust Series 2025-2A Class A2A†	4.66%	9/15/2028	26,106,059	26,155,097
Westlake Automobile Receivables Trust Series 2025-3A Class A2†	4.31%	4/17/2028	15,233,399	15,246,693
Westlake Automobile Receivables Trust Series 2025-3A Class A3†	4.22%	6/15/2029	27,000,000	27,008,005
Westlake Automobile Receivables Trust Series 2026-1A Class A2A†	4.02%	9/15/2028	24,000,000	23,992,166
Westlake Automobile Receivables Trust Series 2026-1A Class A3†	4.01%	7/16/2029	28,000,000	27,933,153
Westlake Automobile Receivables Trust Series 2026-2A Class A2A†	4.26%	6/15/2029	29,350,000	29,354,954
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%	2/15/2029	38,121,231	38,474,500
World Omni Auto Receivables Trust Series 2024-A Class A3	4.86%	3/15/2029	28,734,054	28,861,490
World Omni Select Auto Trust Series 2025-A Class A2A	4.14%	5/15/2030	14,160,136	14,167,783
Total				2,476,902,816

Credit Card 0.88%
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93%	6/15/2028	11,169,000	11,174,257
Evergreen Credit Card Trust Series 2024-CRT4 Class B†	5.25%	10/15/2028	15,187,000	15,233,125

306	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card (continued)
First National Master Note Trust Series 2023-2 Class A	5.77%		9/15/2029	$84,587,000	$85,007,803
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	33,891,000	33,956,952
Total					145,372,137

Other 8.37%
37 Capital CLO 4 Ltd. Series 2023-2A Class AR†	4.763% (3 mo. USD Term SOFR + 1.09%	)#	4/15/2035	10,300,000	10,293,357
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	18,510,000	18,617,079
Affirm Master Trust Series 2025-2A Class A†	4.67%		7/15/2033	4,403,000	4,422,526
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	24,405,000	24,288,556
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	15,284,538	15,389,202
Apex Credit CLO Ltd. Series 2018-2A Class AR3†	4.625% (3 mo. USD Term SOFR + 0.95%	)#	10/20/2031	2,350,554	2,348,471
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	3,034,116	2,773,872
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	4.702% (3 mo. USD Term SOFR + 1.03%	)#	10/21/2034	24,350,000	24,361,347
Bain Capital Credit CLO Ltd. Series 2021-2A Class A1R2†	4.65% (3 mo. USD Term SOFR + 0.97%	)#	7/16/2034	39,800,000	39,804,736
Bain Capital Credit CLO Ltd. Series 2021-3A Class AR†	4.727% (3 mo. USD Term SOFR + 1.06%	)#	7/24/2034	10,680,000	10,687,583
Battalion CLO XI Ltd. Series 2017-11A Class AR2†	4.797% (3 mo. USD Term SOFR + 1.13%	)#	4/24/2034	18,271,649	18,289,208
Battalion CLO XIV Ltd. Series 2019-14A Class AR2†	4.815% (3 mo. USD Term SOFR + 1.14%	)#	1/20/2035	5,214,745	5,216,680
Black Diamond CLO Ltd. Series 2021-1A Class A1AR†	4.914% (3 mo. USD Term SOFR + 1.25%	)#	11/22/2034	17,540,000	17,541,210
Bowling Green Park CLO LLC Series 2019-1A Class ARR†	4.675% (3 mo. USD Term SOFR + 1.00%	)#	4/18/2035	51,940,000	51,969,450

See Notes to Financial Statements.	307

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Buckhorn Park CLO Ltd. Series 2019-1A Class ARR†	4.745% (3 mo. USD Term SOFR + 1.07%	)#	7/18/2034	$67,340,000	$67,397,239
Canyon CLO Ltd. Series 2020-2A Class AR2†	4.703% (3 mo. USD Term SOFR + 1.03%	)#	10/15/2034	42,700,000	42,725,492
Canyon CLO Ltd. Series 2021-3A Class AR†	4.763% (3 mo. USD Term SOFR + 1.09%	)#	7/15/2034	22,150,000	22,174,188
Carlyle U.S. CLO Ltd. Series 2020-2A Class A1R2†	4.747% (3 mo. USD Term SOFR + 1.08%	)#	1/25/2035	12,075,000	12,080,687
Carlyle U.S. CLO Ltd. Series 2021-9A Class AR†	4.785% (3 mo. USD Term SOFR + 1.11%	)#	10/20/2034	20,000,000	20,025,000
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	4.726% (3 mo. USD Term SOFR + 1.06%	)#	5/29/2032	41,768,937	41,870,227
Clover CLO LLC Series 2021-3A Class AR†	4.737% (3 mo. USD Term SOFR + 1.07%	)#	1/25/2035	18,250,000	18,264,929
Columbia Cent CLO 30 Ltd. Series 2020-30A Class A1R2†	4.725% (3 mo. USD Term SOFR + 1.05%	)#	1/20/2034	11,203,348	11,202,171
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	4.775% (3 mo. USD Term SOFR + 1.10%	)#	4/20/2034	28,180,000	28,173,998
Dell Equipment Finance Trust Series 2024-1 Class A3†	5.39%		3/22/2030	12,918,739	12,978,656
Dell Equipment Finance Trust Series 2025-1 Class A3†	4.61%		2/24/2031	10,000,000	10,050,362
Dell Equipment Finance Trust Series 2026-1A Class A2†	4.24%		7/24/2028	17,000,000	17,012,580
DLLAD LLC Series 2025-1A Class A2†	4.46%		11/20/2028	22,007,838	22,072,224
DLLMT LLC Series 2024-1A Class A3†	4.84%		8/21/2028	50,102,295	50,339,169
DLLMT LLC Series 2026-1A Class A2†	4.03%		7/20/2028	25,425,000	25,411,756
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	4.745% (3 mo. USD Term SOFR + 1.07%	)#	4/20/2034	34,390,000	34,419,472
Flatiron RR CLO 22 LLC Series 2021-2A Class AR†	4.583% (3 mo. USD Term SOFR + 0.91%	)#	10/15/2034	13,300,000	13,300,027
FS Rialto Issuer LLC Series 2021-FL2 Class A†	5.21% (1 mo. USD Term SOFR + 1.58%	)#	5/16/2038	1,834,622	1,834,937
GreatAmerica Leasing Receivables Funding LLC Series 2025-1 Class A2†	4.52%		10/15/2027	11,725,398	11,747,318

308	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class A2†	4.47%		1/16/2029	$25,100,000	$25,187,373
GreenSky Home Improvement Issuer Trust Series 2025-1A Class A2†	5.12%		3/25/2060	958,827	962,285
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2†	4.93%		6/25/2060	4,352,999	4,366,656
GreenSky Home Improvement Trust Series 2024-1 Class A2†	5.88%		6/25/2059	343,464	344,001
HPEFS Equipment Trust Series 2025-1A Class A2†	4.49%		9/20/2032	22,811,026	22,849,346
KKR CLO 26 Ltd. Series 26 Class ARR†	4.773% (3 mo. USD Term SOFR + 1.10%	)#	10/15/2034	28,900,000	28,902,283
KKR CLO 34 Ltd. Series 34A Class AR†	4.773% (3 mo. USD Term SOFR + 1.10%	)#	7/15/2034	29,350,000	29,368,931
LCM 33 Ltd. Series 33A Class AR†	4.855% (3 mo. USD Term SOFR + 1.18%	)#	7/20/2034	20,390,000	20,399,441
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	9,322,263	9,240,645
Madison Park Funding XIV Ltd. Series 2014-14A Class AR4†	4.624% (3 mo. USD Term SOFR + 0.96%	)#	10/22/2030	6,832,665	6,833,847
Mariner Finance Issuance Trust Series 2021-AA Class A†	1.86%		3/20/2036	4,144,503	4,094,625
Nassau LLC Series 2020-1AR Class A1RR†(a)	–	(b)	1/15/2035	28,380,000	28,387,095
Navesink CLO 1 Ltd. Series 2023-1A Class A1R†	5.347% (3 mo. USD Term SOFR + 1.68%	)#	7/25/2033	10,200,000	10,207,120
Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR†	4.665% (3 mo. USD Term SOFR + 0.99%	)#	7/20/2034	60,250,000	60,267,412
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	19,200,000	18,847,551
PEAC Solutions Receivables LLC Series 2024-1A Class A2†	5.79%		6/21/2027	8,518,470	8,559,882
PEAC Solutions Receivables LLC Series 2024-1A Class A3†	5.64%		11/20/2030	8,075,000	8,195,684
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	2,235,806	2,238,822
PEAC Solutions Receivables LLC Series 2025-1A Class A2†	4.94%		10/20/2028	19,925,583	20,010,650

See Notes to Financial Statements.	309

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
PEAC Solutions Receivables LLC Series 2026-1A Class A2†	4.27%		10/20/2028	$36,235,000	$36,225,155
Post CLO Ltd. Series 2021-1A Class AR†	4.753% (3 mo. USD Term SOFR + 1.08%	)#	10/15/2034	50,000,000	49,983,250
Post Road Equipment Finance LLC Series 2024-1A Class A2†	5.59%		11/15/2029	2,431,288	2,434,899
Post Road Equipment Finance LLC Series 2025-1A Class A2†	4.90%		5/15/2031	26,692,326	26,848,826
RR 20 Ltd. Series 2022-20A Class A1R†	4.663% (3 mo. USD Term SOFR + 0.99%	)#	7/15/2037	30,020,000	29,964,313
SCF Equipment Leasing LLC Series 2025-2A Class A2†	4.26%		12/22/2031	36,000,000	36,042,041
SCF Equipment Trust LLC Series 2025-1A Class A2†	4.82%		7/22/2030	11,848,031	11,880,637
Shackleton CLO Ltd. Series 2019-14A Class A1RR†	4.875% (3 mo. USD Term SOFR + 1.20%	)#	7/20/2034	12,200,000	12,201,366
Signal Peak CLO 4 Ltd. Series 2017-4A Class AR2†	4.787% (3 mo. USD Term SOFR + 1.12%	)#	10/26/2034	36,360,000	36,385,816
Trestles CLO V Ltd. Series 2021-5A Class A1R†	4.925% (3 mo. USD Term SOFR + 1.25%	)#	10/20/2034	24,140,000	24,149,897
Trinitas CLO XX Ltd. Series 2022-20A Class A1R†	4.715% (3 mo. USD Term SOFR + 1.04%	)#	7/20/2035	10,000,000	9,982,700
Verdant Receivables LLC Series 2024-1A Class A2†	5.68%		12/12/2031	15,365,580	15,588,313
Verdant Receivables LLC Series 2025-1A Class A2†	4.85%		3/13/2028	10,561,914	10,594,513
Verizon Master Trust Series 2024-4 Class A1A	5.21%		6/20/2029	10,280,000	10,288,491
Verizon Master Trust Series 2024-6 Class A1A	4.17%		8/20/2030	55,316,000	55,332,340
Volvo Financial Equipment LLC Series 2024-1A Class A2†	4.56%		5/17/2027	1,651,603	1,652,140
Total					1,387,902,055
Total Asset-Backed Securities (cost $4,009,966,286)					4,010,177,008

310	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 52.40%

Aerospace/Defense 1.09%
Boeing Co.	2.70%		2/1/2027	$13,772,000	$13,630,008
Boeing Co.	2.80%		3/1/2027	5,000,000	4,947,972
Honeywell Aerospace, Inc.†	3.90%		3/16/2028	44,625,000	44,279,049
Honeywell Aerospace, Inc.†	4.267% (SOFR + 0.63%	)#	3/16/2029	35,700,000	35,626,974
Rockwell Collins, Inc.	3.50%		3/15/2027	16,567,000	16,405,499
Spirit AeroSystems, Inc.	4.60%		6/15/2028	66,560,000	66,658,755
Total					181,548,257

Agriculture 0.26%
Imperial Brands Finance PLC (United Kingdom)†(c)	3.50%		7/26/2026	2,091,000	2,087,985
Philip Morris International, Inc.	4.456% (SOFR + 0.83%	)#	4/28/2028	41,385,000	41,657,017
Total					43,745,002

Airlines 0.22%
American Airlines Pass-Through Trust Class A(d)	3.375%		11/1/2028	20,874,026	20,592,635
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	15,299,450	15,533,682
Total					36,126,317

Auto Manufacturers 3.02%
American Honda Finance Corp.	4.34% (SOFR + 0.71%	)#	7/9/2027	22,231,000	22,234,633
American Honda Finance Corp.	4.369% (SOFR + 0.73%	)#	3/8/2027	43,359,000	43,434,530
American Honda Finance Corp.	4.407% (SOFR + 0.77%	)#	3/12/2027	26,612,000	26,668,243
American Honda Finance Corp.	4.55%		7/9/2027	43,508,000	43,599,337
BMW U.S. Capital LLC†	4.425% (SOFR + 0.80%	)#	8/13/2026	13,000,000	13,015,084
Ford Motor Credit Co. LLC	4.95%		5/28/2027	16,180,000	16,218,492
Ford Motor Credit Co. LLC(d)	5.076% (SOFR + 1.45%	)#	11/5/2026	33,421,000	33,484,632
Ford Motor Credit Co. LLC	5.85%		5/17/2027	50,162,000	50,642,068
General Motors Financial Co., Inc.	1.50%		6/10/2026	15,340,000	15,329,077
General Motors Financial Co., Inc.	4.681% (SOFR + 1.05%	)#	7/15/2027	44,543,000	44,632,363

See Notes to Financial Statements.	311

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
General Motors Financial Co., Inc.	4.974% (SOFR + 1.35%	)#	5/8/2027	$26,796,000	$26,922,219
Hyundai Capital America†	4.30%		9/24/2027	6,000,000	5,986,239
Hyundai Capital America†	4.754% (SOFR + 1.12%	)#	6/23/2027	30,538,000	30,677,221
Hyundai Capital America†	5.13% (SOFR + 1.50%	)#	1/8/2027	30,859,000	31,034,392
Mercedes-Benz Finance North America LLC†	4.258% (SOFR + 0.63%	)#	7/31/2026	26,583,000	26,600,676
Stellantis Finance U.S., Inc.†	1.711%		1/29/2027	32,280,000	31,656,292
Stellantis Finance U.S., Inc.†(d)	5.625%		1/12/2028	8,766,000	8,864,424
Toyota Motor Credit Corp.	4.394% (SOFR + 0.77%	)#	8/7/2026	3,000,000	3,003,233
Volkswagen Group of America Finance LLC†	5.30%		3/22/2027	26,160,000	26,368,705
Total					500,371,860

Banks 26.25%
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	4.229% (SOFR + 0.59%	)#	12/8/2028	10,952,000	10,991,679
Bank of America Corp.	1.734% (SOFR + 0.96%	)#	7/22/2027	11,340,000	11,298,115
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%	)#	7/21/2028	56,831,000	56,346,872
Bank of America Corp.	3.705% (3 mo. USD Term SOFR + 1.77%	)#	4/24/2028	25,632,000	25,484,920
Bank of Ireland Group PLC (Ireland)†(c)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	89,970,000	89,313,595
Bank of Montreal (Canada)(c)(d)	4.10% (SOFR + 0.53%	)#	12/15/2027	44,114,000	44,071,850
Bank of Montreal (Canada)(c)	4.798% (SOFR + 1.16%	)#	12/11/2026	26,605,000	26,732,549
Barclays PLC (United Kingdom)(c)	2.279% (1 yr. CMT + 1.05%	)#	11/24/2027	23,845,000	23,610,593
Barclays PLC (United Kingdom)(c)	5.674% (SOFR + 1.49%	)#	3/12/2028	41,505,000	41,876,737
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%	)#	9/13/2027	2,693,000	2,708,265
Barclays PLC (United Kingdom)(c)	7.385% (1 yr. CMT + 3.30%	)#	11/2/2028	17,232,000	17,875,851

312	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BNP Paribas SA (France)†(c)	1.904% (SOFR + 1.61%	)#	9/30/2028	$56,367,000	$54,445,478
BNP Paribas SA (France)†(c)	3.50%		11/16/2027	20,000,000	19,790,580
BPCE SA (France)†(c)	2.045% (SOFR + 1.09%	)#	10/19/2027	21,220,000	21,030,457
CaixaBank SA (Spain)†(c)	6.208% (SOFR + 2.70%	)#	1/18/2029	26,896,000	27,586,591
Canadian Imperial Bank of Commerce (Canada)(c)	4.568% (SOFR + 0.93%	)#	9/11/2027	43,390,000	43,443,929
Citibank NA	4.332% (SOFR + 0.71%	)#	8/6/2026	18,165,000	18,173,130
Citibank NA	4.339% (SOFR + 0.71%	)#	11/19/2027	43,762,000	43,817,854
Citibank NA	4.418% (SOFR + 0.78%	)#	5/29/2027	29,167,000	29,262,243
Citigroup, Inc.	3.07% (SOFR + 1.28%	)#	2/24/2028	112,142,000	111,109,445
Citigroup, Inc.	3.52% (3 mo. USD Term SOFR + 1.41%	)#	10/27/2028	53,607,000	52,980,612
Citigroup, Inc.	3.668% (3 mo. USD Term SOFR + 1.65%	)#	7/24/2028	23,708,000	23,520,860
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	120,836,000	120,480,366
Citigroup, Inc.	4.658% (SOFR + 1.89%	)#	5/24/2028	6,220,000	6,237,272
Citigroup, Inc.	4.767% (SOFR + 1.14%	)#	5/7/2028	50,000,000	50,223,864
Citizens Financial Group, Inc.	2.85%		7/27/2026	26,204,000	26,149,320
Danske Bank AS (Denmark)†(c)	1.549% (1 yr. CMT + 0.73%	)#	9/10/2027	46,836,000	46,482,222
Danske Bank AS (Denmark)†(c)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028	7,533,000	7,530,370
Goldman Sachs Bank USA(a)	4.356% (SOFR + 0.72%	)#	6/3/2029	39,795,000	39,867,185
Goldman Sachs Group, Inc.	1.542% (SOFR + 0.82%	)#	9/10/2027	16,585,000	16,459,359
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%	)#	10/21/2027	163,600,000	162,096,035
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%	)#	2/24/2028	51,698,000	51,050,468
Goldman Sachs Group, Inc.	3.615% (SOFR + 1.85%	)#	3/15/2028	60,491,000	60,115,118

See Notes to Financial Statements.	313

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Goldman Sachs Group, Inc.	4.148% (SOFR + 0.71%	)#	1/21/2029	$39,239,000	$38,973,112
Goldman Sachs Group, Inc.	4.482% (SOFR + 1.73%	)#	8/23/2028	33,045,000	33,050,297
Goldman Sachs Group, Inc.	4.918% (SOFR + 1.29%	)#	4/23/2028	27,595,000	27,789,024
Goldman Sachs Group, Inc.	4.937% (SOFR + 1.32%	)#	4/23/2028	56,130,000	56,373,135
HSBC Holdings PLC (United Kingdom)(c)	4.041% (3 mo. USD Term SOFR + 1.81%	)#	3/13/2028	13,065,000	13,031,812
HSBC Holdings PLC (United Kingdom)(c)	4.755% (SOFR + 2.11%	)#	6/9/2028	23,368,000	23,431,000
HSBC Holdings PLC (United Kingdom)(c)	5.13% (SOFR + 1.04%	)#	11/19/2028	30,000,000	30,230,511
HSBC Holdings PLC (United Kingdom)(c)(d)	5.597% (SOFR + 1.06%	)#	5/17/2028	31,619,000	31,962,717
HSBC Holdings PLC (United Kingdom)(c)	7.39% (SOFR + 3.35%	)#	11/3/2028	4,853,000	5,039,689
Huntington National Bank	4.35% (SOFR + 0.72%	)#	4/12/2028	40,380,000	40,404,809
ING Groep NV (Netherlands)(c)	4.017% (SOFR + 1.83%	)#	3/28/2028	77,652,000	77,415,946
JPMorgan Chase & Co.	2.182% (SOFR + 1.89%	)#	6/1/2028	22,708,000	22,231,837
JPMorgan Chase & Co.	2.947% (SOFR + 1.17%	)#	2/24/2028	6,071,000	6,011,507
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	23,794,000	23,617,501
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%	)#	2/1/2028	76,568,000	76,293,676
JPMorgan Chase & Co.	4.323% (SOFR + 1.56%	)#	4/26/2028	14,019,000	14,013,020
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%	)#	7/25/2028	40,543,000	40,747,838
JPMorgan Chase & Co.	4.979% (SOFR + 0.93%	)#	7/22/2028	39,555,000	39,827,890
JPMorgan Chase & Co.	5.571% (SOFR + 0.93%	)#	4/22/2028	35,000,000	35,380,548
JPMorgan Chase Bank NA	4.639% (SOFR + 1.00%	)#	12/8/2026	26,705,000	26,785,656
Lloyds Banking Group PLC (United Kingdom)(c)	5.462% (1 yr. CMT + 1.38%	)#	1/5/2028	27,845,000	28,020,031

314	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Macquarie Bank Ltd. (Australia)†(c)	4.553% (SOFR + 0.92%	)#	7/2/2027	$22,238,000	$22,358,344
Macquarie Group Ltd. (Australia)†(c)	1.935% (SOFR + 1.00%	)#	4/14/2028	12,269,000	11,998,686
Morgan Stanley	2.475% (SOFR + 1.00%	)#	1/21/2028	58,609,000	57,933,609
Morgan Stanley	3.591%	#(e)	7/22/2028	21,685,000	21,471,139
Morgan Stanley	4.21% (SOFR + 1.61%	)#	4/20/2028	99,045,000	98,930,393
Morgan Stanley	5.652% (SOFR + 1.01%	)#	4/13/2028	36,460,000	36,848,715
Morgan Stanley Bank NA	4.316% (SOFR + 0.69%	)#	10/15/2027	44,357,000	44,391,480
Morgan Stanley Bank NA	4.447% (SOFR + 0.68%	)#	10/15/2027	22,404,000	22,419,788
Morgan Stanley Bank NA	4.952% (SOFR + 1.08%	)#	1/14/2028	17,747,000	17,818,623
Morgan Stanley Bank NA	5.504% (SOFR + 0.87%	)#	5/26/2028	22,245,000	22,489,725
Morgan Stanley Private Bank NA	4.204% (SOFR + 0.78%	)#	11/17/2028	48,424,000	48,288,809
Morgan Stanley Private Bank NA	4.40% (SOFR + 0.77%	)#	7/6/2028	43,274,000	43,342,051
National Securities Clearing Corp.†	5.15%		6/26/2026	27,884,000	27,906,508
NatWest Group PLC (United Kingdom)(c)	1.642% (1 yr. CMT + 0.90%	)#	6/14/2027	14,353,000	14,337,012
NatWest Group PLC (United Kingdom)(c)	3.073% (1 yr. CMT + 2.55%	)#	5/22/2028	28,606,000	28,241,002
NatWest Markets PLC (United Kingdom)†(c)	4.564% (SOFR + 0.93%	)#	3/27/2029	44,657,000	44,789,086
NatWest Markets PLC (United Kingdom)†(c)	4.584% (SOFR + 0.95%	)#	3/21/2028	31,796,000	31,943,594
PNC Financial Services Group, Inc.	4.618% (SOFR + 0.68%	)#	10/26/2029	44,462,000	44,494,905
Royal Bank of Canada (Canada)(c)	4.35% (SOFR + 0.72%	)#	10/18/2027	34,533,000	34,531,929
Royal Bank of Canada (Canada)(c)	4.418% (SOFR + 0.79%	)#	7/23/2027	35,810,000	35,834,768
Royal Bank of Canada (Canada)(c)	4.71% (SOFR + 1.08%	)#	7/20/2026	43,671,000	43,722,246
Santander U.K. Group Holdings PLC (United Kingdom)(c)	1.673% (SOFR + 0.99%	)#	6/14/2027	158,346,000	158,176,742

See Notes to Financial Statements.	315

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Santander U.K. Group Holdings PLC (United Kingdom)(c)	3.823% (3 mo. USD LIBOR + 1.40%	)#	11/3/2028	$67,687,000	$67,008,023
Skandinaviska Enskilda Banken AB (Sweden)†(c)	4.531% (SOFR + 0.89%	)#	3/5/2027	22,357,000	22,447,511
Societe Generale SA (France)†(c)	1.792% (1 yr. CMT + 1.00%	)#	6/9/2027	19,230,000	19,220,155
Societe Generale SA (France)†(c)	2.797% (1 yr. CMT + 1.30%	)#	1/19/2028	103,244,000	102,123,745
Societe Generale SA (France)†(c)	4.727% (SOFR + 1.10%	)#	2/19/2027	30,443,000	30,533,613
Standard Chartered PLC (United Kingdom)†(c)	2.608% (1 yr. CMT + 1.18%	)#	1/12/2028	20,344,000	20,115,336
State Street Bank & Trust Co.	4.091% (SOFR + 0.46%	)#	11/25/2026	13,196,000	13,209,229
State Street Corp.	4.268% (SOFR + 0.64%	)#	10/22/2027	16,201,000	16,246,232
State Street Corp.	4.469% (SOFR + 0.85%	)#	8/3/2026	43,600,000	43,635,567
State Street Corp.	4.543% (SOFR + 0.95%	)#	4/24/2028	11,428,000	11,454,274
Sumitomo Mitsui Financial Group, Inc. (Japan)(c)	4.93% (SOFR + 1.30%	)#	7/13/2026	21,769,000	21,796,376
Sumitomo Mitsui Trust Bank Ltd. (Japan)†(c)	4.621% (SOFR + 0.98%	)#	9/10/2027	21,412,000	21,558,682
Svenska Handelsbanken AB (Sweden)†(c)	4.887% (SOFR + 1.25%	)#	6/15/2026	39,406,000	39,421,995
Swedbank AB (Sweden)†(c)	5.017% (SOFR + 1.38%	)#	6/15/2026	41,440,000	41,458,892
Toronto-Dominion Bank (Canada)(c)	4.257% (SOFR + 0.62%	)#	12/17/2026	43,904,000	43,974,514
Toronto-Dominion Bank (Canada)(c)	4.446% (SOFR + 0.82%	)#	1/31/2028	33,211,000	33,406,761
Toronto-Dominion Bank (Canada)(c)	4.711% (SOFR + 1.08%	)#	7/17/2026	43,611,000	43,657,629
Truist Bank	4.398% (SOFR + 0.77%	)#	7/24/2028	34,591,000	34,628,890
Truist Financial Corp.	6.047% (SOFR + 2.05%	)#	6/8/2027	18,857,000	18,864,155
U.S. Bank NA	4.318% (SOFR + 0.69%	)#	10/22/2027	51,851,000	51,884,649

316	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
U.S. Bank NA	4.536% (SOFR + 0.91%	)#	5/15/2028	$45,959,000	$46,120,360
UBS AG	4.302% (SOFR + 0.81%	)#	3/16/2029	25,285,000	25,242,941
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	75,039,000	74,599,338
UBS Group AG (Switzerland)†(c)	3.869% (3 mo. USD LIBOR + 1.41%	)#	1/12/2029	24,699,000	24,423,814
UBS Group AG (Switzerland)†(c)	4.253%		3/23/2028	32,802,000	32,667,692
UBS Group AG (Switzerland)†(c)	4.282%		1/9/2028	64,233,000	64,065,816
UBS Group AG (Switzerland)†(c)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	34,683,000	34,692,243
UBS Group AG (Switzerland)†(c)	4.751% (1 yr. CMT + 1.75%	)#	5/12/2028	14,580,000	14,629,111
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%	)#	8/11/2028	3,235,000	3,309,813
Wells Fargo & Co.	3.196% (3 mo. USD Term SOFR + 1.43%	)#	6/17/2027	8,529,000	8,524,446
Wells Fargo & Co.	3.526% (SOFR + 1.51%	)#	3/24/2028	42,145,000	41,859,624
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028	47,570,000	47,209,852
Wells Fargo & Co.	4.90% (SOFR + 0.78%	)#	1/24/2028	56,632,000	56,830,543
Wells Fargo & Co.	5.707% (SOFR + 1.07%	)#	4/22/2028	118,058,000	119,414,058
Wells Fargo Bank NA	4.684% (SOFR + 1.06%	)#	8/7/2026	44,218,000	44,255,931
Zions Bancorp NA	4.704% (SOFR + 1.16%	)#	8/18/2028	33,075,000	33,089,984
Total					4,352,646,288

Beverages 0.71%
Bacardi Ltd.†	2.75%		7/15/2026	37,279,000	37,205,560
Bacardi Ltd.†	4.70%		5/15/2028	25,315,000	25,304,783
JDE Peet’s NV (Netherlands)†(c)	1.375%		1/15/2027	29,166,000	28,619,981
Keurig Dr. Pepper, Inc.	4.517% (SOFR + 0.88%	)#	3/15/2027	26,617,000	26,660,192
Total					117,790,516

Biotechnology 0.18%
Illumina, Inc.	4.65%		9/9/2026	6,466,000	6,470,437
Illumina, Inc.	5.75%		12/13/2027	9,047,000	9,202,198

See Notes to Financial Statements.	317

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Biotechnology (continued)
Royalty Pharma PLC	1.75%		9/2/2027	$15,283,000	$14,793,091
Total					30,465,726

Building Materials 0.26%
Amrize Finance U.S. LLC	4.60%		4/7/2027	42,162,000	42,293,557

Chemicals 0.01%
Equate Petrochemical Co. KSCC (Kuwait)(c)	4.25%		11/3/2026	2,250,000	2,241,697

Commercial Services 0.05%
Ashtead Capital, Inc.†	4.375%		8/15/2027	8,992,000	8,961,519

Computers 0.07%
Hewlett Packard Enterprise Co.	4.45%		9/25/2026	11,388,000	11,400,269

Diversified Financial Services 2.78%
Aircastle Ltd.†	6.50%		7/18/2028	37,661,000	38,885,209
Atlas Warehouse Lending Co. LP†	6.05%		1/15/2028	4,415,000	4,480,332
Aviation Capital Group LLC†	1.95%		9/20/2026	17,121,000	16,991,836
Aviation Capital Group LLC†	3.50%		11/1/2027	7,307,000	7,190,203
Aviation Capital Group LLC†	6.25%		4/15/2028	5,997,000	6,153,409
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.528%		11/18/2027	31,445,000	30,514,642
Avolon Holdings Funding Ltd. (Ireland)†(c)	3.25%		2/15/2027	13,383,000	13,265,193
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.95%		1/15/2028	20,643,000	20,731,334
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%		5/4/2028	13,465,000	13,850,999
Equitable America Global Funding†	3.95%		9/15/2027	14,152,000	14,045,360
LPL Holdings, Inc.†	4.625%		11/15/2027	16,696,000	16,642,789
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	5.20%		3/27/2028	76,249,000	76,626,767
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	8,539,000	8,531,731
Stellantis Financial Services U.S. Corp.†	5.327% (SOFR + 1.69%	)#	9/15/2028	36,610,000	36,789,007
Sumisho Air Lease Corp.	3.75%		6/1/2026	13,089,000	13,089,000
Sumisho Air Lease Corp.†	4.40%		3/24/2028	26,062,000	25,938,352
Sumisho Air Lease Corp.	5.30%		6/25/2026	38,117,000	38,140,981
Sumisho Air Lease Corp.	5.30%		2/1/2028	32,758,000	33,085,422
Sumisho Air Lease Corp.	5.85%		12/15/2027	44,645,000	45,471,020
Total					460,423,586

318	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric 3.48%
Alexander Funding Trust II†	7.467%		7/31/2028	$12,000,000	$12,603,122
Algonquin Power & Utilities Corp. (Canada)(c)	5.365%	(f)	6/15/2026	15,377,000	15,377,985
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	3,562,000	3,588,571
Cleveland Electric Illuminating Co.†	3.50%		4/1/2028	19,355,000	18,993,961
Consolidated Edison Co. of New York, Inc.	4.146% (SOFR + 0.52%	)#	11/18/2027	13,174,000	13,199,468
Constellation Energy Generation LLC†	4.625%		2/1/2029	48,541,000	48,306,042
Duke Energy Progress LLC	4.35%		3/6/2027	15,894,000	15,935,559
Duquesne Light Holdings, Inc.†	3.616%		8/1/2027	13,522,000	13,376,120
Emera U.S. Finance LP	3.55%		6/15/2026	9,498,000	9,495,258
ENEL Finance International NV (Netherlands)†(c)	2.125%		7/12/2028	16,343,000	15,562,559
ENEL Finance International NV (Netherlands)†(c)	3.50%		4/6/2028	22,209,000	21,803,132
Fells Point Funding Trust†	3.046%		1/31/2027	13,000,000	12,888,455
Georgia Power Co.	3.917% (SOFR + 0.28%	)#	9/15/2026	30,747,000	30,749,208
NextEra Energy Capital Holdings, Inc.	4.425% (SOFR + 0.80%	)#	2/4/2028	24,870,000	24,983,230
NextEra Energy Capital Holdings, Inc.	4.685%		9/1/2027	19,071,000	19,159,070
NRG Energy, Inc.†	2.45%		12/2/2027	28,138,000	27,255,710
Pacific Gas & Electric Co.	4.65%		8/1/2028	18,600,000	18,566,541
Palomino Funding Trust I†	7.233%		5/17/2028	17,906,000	18,638,341
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)(c)	4.125%		5/15/2027	51,223,000	50,962,439
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)(c)	5.45%		5/21/2028	5,480,000	5,551,158
Vistra Operations Co. LLC†	3.70%		1/30/2027	30,306,000	30,192,049
Vistra Operations Co. LLC†	5.00%		7/31/2027	147,320,000	147,285,144
Vistra Operations Co. LLC†	5.05%		12/30/2026	2,943,000	2,956,217
Total					577,429,339

Engineering & Construction 0.23%
MasTec, Inc.†	4.50%		8/15/2028	18,405,000	18,232,810
Mexico City Airport Trust (Mexico)(c)	4.25%		10/31/2026	20,573,000	20,559,011
Total					38,791,821

Food 0.25%
Campbell’s Co.	5.20%		3/19/2027	7,282,000	7,334,145
Conagra Brands, Inc.	1.375%		11/1/2027	10,663,000	10,192,796
Flowers Foods, Inc.	3.50%		10/1/2026	23,525,000	23,457,773
Total					40,984,714

See Notes to Financial Statements.	319

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Gas 0.04%
National Fuel Gas Co.	5.50%		10/1/2026	$6,726,000	$6,750,350

Health Care-Products 0.88%
Augusta SpinCo Corp.	4.321%		9/23/2027	66,633,000	66,554,925
Koninklijke Philips NV (Netherlands)(c)	7.20%		6/1/2026	9,749,000	9,749,000
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%		4/1/2029	66,946,000	68,793,040
Total					145,096,965

Health Care-Services 0.39%
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%		12/1/2026	25,599,000	25,234,659
HCA, Inc.	4.506% (SOFR + 0.87%	)#	3/1/2028	12,336,000	12,368,624
Icon Investments Six DAC (Ireland)(c)	5.809%		5/8/2027	20,970,000	21,142,271
UnitedHealth Group, Inc.	4.131% (SOFR + 0.50%	)#	7/15/2026	6,677,000	6,679,039
Total					65,424,593

Insurance 3.48%
AEGON Funding Co. LLC†	5.50%		4/16/2027	14,595,000	14,712,776
Aon Corp.	8.205%		1/1/2027	26,360,000	26,872,248
Athene Global Funding†	3.205%		3/8/2027	15,231,000	15,006,129
Athene Global Funding†	4.636% (SOFR + 1.00%	)#	9/18/2028	35,000,000	34,946,875
Athene Global Funding†	4.83%		5/9/2028	16,643,000	16,607,803
Athene Global Funding†	4.839% (SOFR + 1.21%	)#	3/25/2027	26,628,000	26,724,297
Brighthouse Financial Global Funding†	5.55%		4/9/2027	27,797,000	27,971,046
Brown & Brown, Inc.	4.60%		12/23/2026	13,088,000	13,110,410
CNO Global Funding †	1.75%		10/7/2026	9,962,000	9,875,123
Corebridge Global Funding†	4.38% (SOFR + 0.75%	)#	1/7/2028	42,614,000	42,496,647
Corebridge Global Funding†	4.934% (SOFR + 1.30%	)#	9/25/2026	29,760,000	29,842,665
Corebridge Global Funding†	5.75%		7/2/2026	4,440,000	4,446,302
F&G Global Funding†	2.00%		9/20/2028	20,583,000	19,189,402
F&G Global Funding†	4.965% (SOFR + 1.33%	)#	9/8/2028	35,756,000	35,625,411
Jackson National Life Global Funding†	4.587% (SOFR + 0.95%	)#	9/12/2028	46,632,000	46,475,763
Jackson National Life Global Funding†	4.601% (SOFR + 0.97%	)#	1/14/2028	42,738,000	42,856,333
Jackson National Life Global Funding†	4.70%		6/5/2028	19,659,000	19,619,945

320	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Jackson National Life Global Funding†	4.90%		1/13/2027	$22,227,000	$22,306,196
Jackson National Life Insurance Co.†	8.15%		3/15/2027	17,140,000	17,517,953
Marsh & McLennan Cos., Inc.	4.324% (SOFR + 0.70%	)#	11/8/2027	12,980,000	13,042,269
Principal Life Global Funding II†	4.436% (SOFR + 0.81%	)#	8/18/2028	21,650,000	21,674,943
Sammons Financial Group Global Funding†	4.494% (SOFR + 0.85%	)#	9/2/2027	60,111,000	60,093,145
Sammons Financial Group, Inc.†	4.45%		5/12/2027	15,730,000	15,692,582
Total					576,706,263

Internet 0.11%
Amazon.com, Inc.	3.85%		3/13/2028	17,483,000	17,418,947

Investment Companies 0.05%
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	8,839,000	8,833,576

Leisure Time 0.27%
Royal Caribbean Cruises Ltd.†	5.375%		7/15/2027	40,094,000	40,241,654
Royal Caribbean Cruises Ltd.†	5.50%		4/1/2028	4,534,000	4,586,256
Total					44,827,910

Lodging 0.13%
Las Vegas Sands Corp.	3.50%		8/18/2026	17,256,000	17,276,804
Las Vegas Sands Corp.	5.90%		6/1/2027	3,756,000	3,802,449
Total					21,079,253

Machinery: Construction & Mining 0.24%
Vertiv Group Corp.†	4.125%		11/15/2028	40,836,000	40,368,652

Media 0.10%
Comcast Cable Communications LLC	8.50%		5/1/2027	5,455,000	5,631,450
Cox Communications, Inc.	6.80%		8/1/2028	10,030,000	10,403,489
Total					16,034,939

Mining 0.49%
Freeport-McMoRan, Inc.	5.00%		9/1/2027	19,242,000	19,248,470
Glencore Funding LLC†	4.383% (SOFR + 0.75%	)#	10/1/2026	15,806,000	15,825,162
Glencore Funding LLC†	4.692% (SOFR + 1.06%	)#	4/4/2027	23,809,000	23,900,282

See Notes to Financial Statements.	321

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Mining (continued)
Rio Tinto Finance USA PLC (United Kingdom)(c)	4.375%		3/12/2027	$6,645,000	$6,667,385
Rio Tinto Finance USA PLC (United Kingdom)(c)(d)	4.477% (SOFR + 0.84%	)#	3/14/2028	15,902,000	16,000,858
Total					81,642,157

Miscellaneous Manufacturing 0.39%
Eaton Corp.	3.85%		3/6/2028	64,390,000	63,925,472

Oil & Gas 0.95%
Chevron USA, Inc.	3.993% (SOFR + 0.36%	)#	2/26/2027	13,300,000	13,314,009
ConocoPhillips Co.	4.40%		7/15/2027	10,500,000	10,504,830
Continental Resources, Inc.†	2.268%		11/15/2026	4,625,000	4,579,638
Continental Resources, Inc.	4.375%		1/15/2028	28,339,000	28,197,440
Coterra Energy, Inc.	3.90%		5/15/2027	17,620,000	17,560,810
Expand Energy Corp.	5.375%		2/1/2029	50,082,000	49,992,793
HF Sinclair Corp.	5.00%		2/1/2028	10,304,000	10,295,016
KazMunayGas National Co. JSC (Kazakhstan)(c)	4.75%		4/19/2027	13,950,000	13,980,278
KazMunayGas National Co. JSC (Kazakhstan)(c)	4.75%		4/19/2027	8,975,000	8,994,480
Total					157,419,294

Packaging & Containers 0.01%
Sonoco Products Co.	4.45%		9/1/2026	2,475,000	2,475,872

Pharmaceuticals 1.28%
AbbVie, Inc.	3.775%		3/3/2028	27,512,000	27,294,630
Bayer Corp.†	6.65%		2/15/2028	4,624,000	4,776,481
Bayer U.S. Finance II LLC†	4.375%		12/15/2028	15,870,000	15,735,523
Bayer U.S. Finance LLC†	6.125%		11/21/2026	42,686,000	42,969,829
GlaxoSmithKline Capital PLC (United Kingdom)(c)(d)	4.137% (SOFR + 0.50%	)#	3/12/2027	33,206,000	33,269,668
Novartis Capital Corp.	4.146% (SOFR + 0.52%	)#	11/5/2028	21,946,000	21,990,838
Pfizer, Inc.	3.875%		11/15/2027	27,704,000	27,627,897
PRA Health Sciences, Inc.†	2.875%		7/15/2026	37,873,000	37,785,015
Total					211,449,881

322	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines 0.84%
Cheniere Energy, Inc.	4.625%		10/15/2028	$13,588,000	$13,582,719
Energy Transfer LP†	6.00%		2/1/2029	17,209,000	17,369,523
NGPL PipeCo LLC†	4.875%		8/15/2027	66,450,000	66,712,206
South Bow USA Infrastructure Holdings LLC	4.911%		9/1/2027	22,149,000	22,240,710
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%		1/15/2028	18,534,000	18,536,343
Total					138,441,501

REITS 2.04%
Crown Castle, Inc.	1.05%		7/15/2026	3,963,000	3,948,228
Crown Castle, Inc.	3.70%		6/15/2026	20,996,000	20,987,820
Crown Castle, Inc.	3.80%		2/15/2028	18,322,000	18,104,810
EPR Properties	4.95%		4/15/2028	3,979,000	3,984,565
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%		2/1/2027	99,582,000	98,818,256
Public Storage Operating Co.	4.331% (SOFR + 0.70%	)#	4/16/2027	21,144,000	21,182,887
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	31,779,000	31,590,805
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026	64,744,000	64,656,439
VICI Properties LP/VICI Note Co., Inc.†	4.50%		9/1/2026	5,000,000	4,999,515
VICI Properties LP/VICI Note Co., Inc.†	4.50%		1/15/2028	3,000,000	2,983,920
VICI Properties LP/VICI Note Co., Inc.†	5.75%		2/1/2027	16,659,000	16,730,904
WEA Finance LLC†	2.875%		1/15/2027	50,818,000	50,320,324
Total					338,308,473

Software 1.16%
Fiserv, Inc.	2.25%		6/1/2027	3,187,000	3,121,308
Fiserv, Inc.	5.15%		3/15/2027	16,584,000	16,674,487
Oracle Corp.	2.30%		3/25/2028	4,427,000	4,238,918
Oracle Corp.	2.80%		4/1/2027	44,791,000	44,196,279
Oracle Corp.	4.385% (SOFR + 0.76%	)#	8/3/2028	26,341,000	26,142,789
Oracle Corp.	4.55%		2/4/2029	24,785,000	24,540,561
Oracle Corp.	4.735% (SOFR + 1.11%	)#	2/4/2029	45,537,000	45,480,510
Oracle Corp.	4.80%		8/3/2028	19,511,000	19,512,276
VMware LLC	1.40%		8/15/2026	8,207,000	8,160,526
Total					192,067,654

See Notes to Financial Statements.	323

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Telecommunications 0.35%
Frontier Florida LLC(d)	6.86%		2/1/2028	$29,477,000	$30,514,001
NTT Finance Corp. (Japan)†(c)	4.567%		7/16/2027	6,332,000	6,345,887
NTT Finance Corp. (Japan)†(c)	4.71% (SOFR + 1.08%	)#	7/16/2028	21,581,000	21,768,510
Total					58,628,398

Transportation 0.23%
GXO Logistics, Inc.	1.65%		7/15/2026	37,882,000	37,731,957

Trucking & Leasing 0.11%
Penske Truck Leasing Co. LP/PTL Finance Corp.†	1.70%		6/15/2026	17,673,000	17,654,644
Total Corporate Bonds (cost $8,679,362,506)					8,687,507,219

FLOATING RATE LOANS(g) 4.06%

Biotechnology 0.35%
Amgen, Inc. 2022 Term Loan	4.894% (3 mo. USD Term SOFR + 1.13%	)	10/6/2026	57,320,000	57,391,650

Chemicals 0.29%
Chevron Phillips Chemical Co. LLC Term Loan	4.725% (1 mo. USD Term SOFR + 1.00%	)	5/9/2027	47,852,000	47,792,185

Electronics 0.60%
Amphenol Corp. Delayed Draw Term Loan	4.388% (1 mo. USD Term SOFR + 0.75%	)	8/21/2026	54,636,417	54,636,417
Honeywell International, Inc. Term Loan A1	4.495% (1 mo. USD Term SOFR + 0.88%	)	5/7/2027	44,687,500	44,687,500
Total					99,323,917

Health Care Products 0.15%
GE HealthCare Technologies, Inc. Term Loan	–	(b)	12/12/2028	22,500,000	22,500,000
Solventum Corp. Term Loan	4.981% (1 mo. USD Term SOFR + 1.25%	)	3/8/2027	1,683,674	1,687,883
Total					24,187,883

Insurance 0.06%
Brown & Brown, Inc. Term Loan	5.095% (1 mo. USD Term SOFR + 1.75%	)	10/27/2026	10,833,333	10,873,958

Miscellaneous Manufacture 0.45%
ITT, Inc. Delayed Draw Term Loan(h)	–	(b)	2/18/2028	75,000,000	74,765,625

324	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas 0.25%
Antero Resources Corp. Term Loan	5.12% (1 mo. USD Term SOFR + 1.50%	)	2/3/2029	$41,600,000	$41,782,000

Pipelines 0.25%
Gray Oak Pipeline LLC Delayed Draw Term Loan	5.023% (3 mo. USD Term SOFR + 1.35%	)	10/14/2026	41,385,000	41,279,468

Real Estate Investment Trusts 0.53%
Host Hotels & Resorts LP 2023 Term Loan A1	4.52% (1 mo. USD Term SOFR + 0.90%	)	1/4/2027	44,760,333	44,732,358
Invitation Homes Operating Partnership LP 2024 Term Loan	4.429% (1 mo. USD Term SOFR + 0.85%	)	9/9/2028	44,000,000	43,340,000	(i)
Total					88,072,358

Retail 0.53%
Lowes Cos., Inc. Delayed Draw Term Loan	4.648% (3 mo. USD Term SOFR + 1.00%	)	9/15/2028	88,162,000	87,776,291

Software 0.27%
Oracle Corporation Term Loan A	–	(b)	8/16/2027	44,438,000	44,382,452

Telecommunications 0.21%
Motorola Solutions, Inc. Term Loan	4.62% - 4.70% (1 mo. USD Term SOFR + 1.00% (3 mo. USD Term SOFR + 1.00%	) )	7/20/2026	35,689,867	35,693,793

Utilities 0.12%
ENEL Finance America LLC Term Loan	4.98% (6 mo. USD Term SOFR + 1.25%	)	11/20/2026	20,285,714	20,336,429
Total Floating Rate Loans (cost $675,578,875)					673,658,009

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.39%

Bermuda 0.04%
Bermuda Government International Bonds	3.717%		1/25/2027	5,660,000	5,667,980

South Korea 0.35%
Korea National Oil Corp.†	4.462% (SOFR + 0.83%	)#	4/3/2027	12,514,000	12,555,822
Korea National Oil Corp.†(d)	4.534% (SOFR + 0.90%	)#	9/30/2027	30,714,000	30,876,129

See Notes to Financial Statements.	325

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
South Korea (continued)
Korea National Oil Corp.†	4.703% (SOFR + 1.08%	)#	11/14/2026	$15,000,000	$15,052,350
Total					58,484,301
Total Foreign Government Obligations (cost $63,869,424)					64,152,281

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.47%
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class A4	3.574%		2/15/2050	43,097,150	42,887,444
Bank Series 2017-BNK4 Class A3	3.362%		5/15/2050	9,946,550	9,877,174
Bank Series 2017-BNK4 Class A4	3.625%		5/15/2050	44,315,613	43,912,088
CD Mortgage Trust Series 2016-CD2 Class A3	3.248%		11/10/2049	14,579,901	14,539,907
CD Mortgage Trust Series 2017-CD3 Class A3	3.356%		2/10/2050	16,048,958	15,975,461
CFCRE Commercial Mortgage Trust Series 2016-C6 Class A2	2.95%		11/10/2049	900,284	899,293
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	4,712,999	4,681,081
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A3	3.442%		4/14/2050	14,151,690	14,070,407
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4	4.009%		3/10/2051	12,465,000	12,354,868
COMM Mortgage Trust Series 2017-COR2 Class A2	3.239%		9/10/2050	34,498,745	34,252,648
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5	3.502%		11/15/2049	29,846,543	29,745,050
CSAIL Commercial Mortgage Trust Series 2017-C8 Class A3	3.127%		6/15/2050	22,579,544	22,307,506
CSAIL Commercial Mortgage Trust Series 2017-CX9 Class A4	3.176%		9/15/2050	6,716,716	6,656,041
CSAIL Commercial Mortgage Trust Series 2018-CX11 Class A5	4.033%	#(j)	4/15/2051	20,784,524	20,630,001
CSMC Trust Series 2016-NXSR Class A4	3.795%	#(j)	12/15/2049	26,309,739	26,232,480
DBJPM Mortgage Trust Series 2016-C3 Class A5	2.89%		8/10/2049	24,983,738	24,936,516
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	7.962% (30 day USD SOFR Average + 4.35%	)#	4/25/2042	10,000,000	10,285,609
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	4.862% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	5,237,216	5,257,313

326	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	4.662% (30 day USD SOFR Average + 1.05%	)#	10/25/2044	$4,794,500	$4,803,856
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	4.862% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	7,122,628	7,149,717
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	4.862% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	1,270,150	1,270,314
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	4.862% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	13,387,500	13,449,772
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	4.562% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	4,512,500	4,517,360
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	4.612% (30 day USD SOFR Average + 1.00%	)#	2/25/2045	5,969,174	5,977,052
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R03 Class 2A1†	5.062% (30 day USD SOFR Average + 1.45%	)#	3/25/2045	3,619,872	3,640,313
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R07 Class 2M1†	5.562% (30 day USD SOFR Average + 1.95%	)#	9/25/2043	1,688,151	1,691,513
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	4.562% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	9,460,809	9,473,869
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R05 Class 2A1†	4.612% (30 day USD SOFR Average + 1.00%	)#	7/25/2045	16,051,851	16,083,139
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R05 Class 2M1†	4.812% (30 day USD SOFR Average + 1.20%	)#	7/25/2045	14,673,731	14,697,875
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2026-R01 Class 2M1†	4.612% (30 day USD SOFR Average + 1.00%	)#	1/25/2046	19,001,859	19,007,539

See Notes to Financial Statements.	327

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust Series 2017-GS5 Class A3	3.409%		3/10/2050	$3,620,395	$3,604,017
GS Mortgage Securities Trust Series 2017-GS5 Class A4	3.674%		3/10/2050	23,078,967	22,908,042
GS Mortgage Securities Trust Series 2017-GS7 Class A4	3.43%		8/10/2050	12,955,000	12,797,590
GS Mortgage Securities Trust Series 2017-GS8 Class A4	3.469%		11/10/2050	18,665,000	18,395,184
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2 Class A4	2.822%		8/15/2049	3,303,486	3,295,624
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A5	2.87%		8/15/2049	17,243,556	17,192,296
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class A4	3.648%	#(j)	12/15/2049	6,589,000	6,554,227
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5 Class A5	3.723%		3/15/2050	20,000,000	19,874,702
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7 Class A5	3.454%		9/15/2050	22,331,136	22,059,377
JPMDB Commercial Mortgage Securities Trust Series 2016-C2 Class A4	3.144%		6/15/2049	1,644,644	1,639,228
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A4	3.544%		1/15/2049	2,666,846	2,660,309
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class A5	3.102%		11/15/2049	43,020,000	42,785,519
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A3	3.459%		12/15/2049	11,547,762	11,499,580
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4	3.72%		12/15/2049	30,542,000	30,421,982
Morgan Stanley Capital I Trust Series 2016-UB11 Class A3	2.531%		8/15/2049	1,712,708	1,705,434
Morgan Stanley Capital I Trust Series 2017-H1 Class A5	3.53%		6/15/2050	6,355,400	6,297,734
OBX Trust Series 2025-NQM21 Class A1FC†	4.917%	(f)	10/25/2065	5,543,247	5,530,240
SG Residential Mortgage Trust Series 2025-1 Class AFCF†	5.00%		12/25/2065	24,009,995	23,983,195
UBS Commercial Mortgage Trust Series 2017-C1 Class A3	3.196%		6/15/2050	9,288,602	9,225,243
UBS Commercial Mortgage Trust Series 2017-C3 Class A3	3.167%		8/15/2050	32,347,000	32,057,378
Verus Securitization Trust Series 2025-10 Class A1FC†	5.017%	(f)	6/25/2070	7,569,018	7,564,079

328	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL†	4.792% (1 mo. USD Term SOFR + 1.16%	)#	7/15/2048	$9,501,282	$9,501,024
Wells Fargo Commercial Mortgage Trust Series 2016-C36 Class A4	3.065%		11/15/2059	10,589,716	10,532,303
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A5	3.794%		12/15/2049	33,475,000	33,366,430
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class A4	2.942%		10/15/2049	22,132,201	22,066,484
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A4	3.64%		12/15/2059	14,580,000	14,531,478
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class A3	3.33%		12/15/2050	9,584,348	9,433,090
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class A4	3.631%		1/15/2060	65,016,000	64,703,475
Total Non-Agency Commercial Mortgage-Backed Securities (cost $902,725,763)					907,448,470

U.S. TREASURY OBLIGATIONS 2.49%
U.S. Treasury Notes	3.375%		2/29/2028	356,168,000	352,522,841
U.S. Treasury Notes	4.25%		11/30/2026	60,036,000	60,180,117
Total U.S. Treasury Obligations (cost $416,125,472)					412,702,958
Total Long-Term Investments (cost $14,747,628,326)					14,755,645,945

SHORT-TERM INVESTMENTS 12.14%

COMMERCIAL PAPER 11.76%

Auto Manufacturers 0.04%
Stellantis Financial Services U.S. Corp.†	4.515%		7/20/2026	7,000,000	6,957,887

Beverages 0.85%
Bacardi-Martini BV†	4.336%		6/25/2026	11,578,000	11,545,196
Keurig Dr. Pepper, Inc.†	4.459%		6/15/2026	49,858,000	49,773,075
Keurig Dr. Pepper, Inc.†	4.489%		6/5/2026	15,000,000	14,992,667
Keurig Dr. Pepper, Inc.†	4.492%		7/6/2026	26,660,000	26,545,695
Keurig Dr. Pepper, Inc.†	4.501%		7/31/2026	37,800,000	37,513,374
Total					140,370,007

Commercial Services 0.93%
Global Payments, Inc.	4.281%		6/2/2026	56,881,000	56,874,332
Triton Container International Ltd./TAL International Container Corp.†	4.371%		6/5/2026	36,421,000	36,403,599
Triton Container International Ltd./TAL International Container Corp.†	4.428%		6/23/2026	16,895,000	16,850,087

See Notes to Financial Statements.	329

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Commercial Services (continued)
Triton Container International Ltd./TAL International Container Corp.†	4.481%	6/18/2026	$44,516,000	$44,423,506
Total				154,551,524

Diversified Financial Services 0.79%
Brookfield Infrastructure Holdings Canada, Inc.	4.159%	6/16/2026	59,270,000	59,168,994
Brookfield Infrastructure Holdings Canada, Inc.	4.242%	6/17/2026	41,500,000	41,423,271
Brookfield Infrastructure Holdings Canada, Inc.	4.287%	6/11/2026	29,575,000	29,540,496
Total				130,132,761

Electric 3.34%
AES Corp.†	4.429%	6/25/2026	44,462,000	44,333,060
AES Corp.†	4.429%	6/25/2026	44,463,000	44,334,057
Constellation Energy Generation LLC†	4.041%	6/18/2026	44,923,000	44,839,418
Constellation Energy Generation LLC†	4.441%	10/5/2026	22,266,000	21,903,770
Constellation Energy Generation LLC†	4.457%	10/30/2026	31,151,000	30,546,191
Enel Finance America LLC†	4.16%	9/18/2026	21,736,000	21,459,105
Entergy Corp.†	4.151%	8/25/2026	26,678,000	26,413,280
Evergy Missouri West, Inc.†	4.108%	6/1/2026	52,780,000	52,780,000
Evergy Missouri West, Inc.†	4.163%	6/2/2026	10,582,000	10,580,795
Evergy Missouri West, Inc.†	4.276%	6/11/2026	22,219,000	22,193,016
Evergy Missouri West, Inc.†	4.303%	6/11/2026	44,523,000	44,470,686
Evergy Missouri West, Inc.†	4.332%	6/9/2026	8,549,000	8,540,907
Oglethorpe Power Corp.†	4.141%	6/11/2026	19,793,000	19,770,623
RWE AG†	4.507%	2/26/2027	44,438,000	43,028,644
RWE AG†	4.606%	4/21/2027	35,629,000	34,234,125
RWE AG†	4.669%	4/21/2027	88,265,000	84,769,706
Total				554,197,383

Health Care-Products 0.21%
DENTSPLY SIRONA, Inc.†	4.418%	6/16/2026	8,394,000	8,378,786
DENTSPLY SIRONA, Inc.†	4.422%	6/22/2026	8,685,000	8,662,962
DENTSPLY SIRONA, Inc.†	4.423%	6/24/2026	17,770,000	17,720,614
Total				34,762,362

Health Care-Services 1.34%
CommonSpirit Health	4.27%	8/20/2026	16,000,000	15,846,424
HCA, Inc.†	4.38%	8/19/2026	17,809,000	17,629,622
HCA, Inc.†	4.381%	8/21/2026	35,585,000	35,217,667
HCA, Inc.†	4.401%	8/13/2026	66,226,000	65,608,595
HCA, Inc.†	4.515%	9/23/2026	26,660,000	26,274,603

330	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
HCA, Inc.†	4.529%	10/16/2026	$44,215,000	$43,448,688
Iowa Health System	4.221%	6/11/2026	18,300,000	18,278,904
Total				222,304,503

Investment Companies 0.27%
HA Sustainable Infrastructure Capital, Inc.†	4.311%	6/1/2026	17,775,000	17,775,000
HA Sustainable Infrastructure Capital, Inc.†	4.315%	6/9/2026	17,775,000	17,758,213
HA Sustainable Infrastructure Capital, Inc.†	4.37%	6/3/2026	10,000,000	9,997,611
Total				45,530,824

Leisure Time 0.91%
Brunswick Corp.†	4.414%	6/2/2026	22,222,000	22,219,315
Brunswick Corp.†	4.414%	6/2/2026	20,225,000	20,222,556
Brunswick Corp.†	4.414%	6/4/2026	79,987,000	79,958,005
Harley-Davidson Financial Services, Inc.†	4.551%	7/14/2026	22,336,000	22,217,545
Harley-Davidson Financial Services, Inc.†	4.799%	7/6/2026	5,610,000	5,584,365
Total				150,201,786

Packaging & Containers 0.59%
Sonoco Products Co.	4.209%	6/1/2026	55,851,000	55,851,000
Sonoco Products Co.	4.446%	6/2/2026	16,922,000	16,919,946
Sonoco Products Co.	4.448%	6/2/2026	25,000,000	24,996,965
Total				97,767,911

Pharmaceuticals 0.54%
Bayer Corp.†	4.078%	12/10/2026	37,000,000	36,166,934
Bayer Corp.†	4.623%	8/4/2026	54,500,000	54,084,437
Total				90,251,371

Pipelines 0.51%
NGPL PipeCo LLC†	4.209%	6/1/2026	23,105,000	23,105,000
ONEOK, Inc.†	4.173%	6/22/2026	44,460,000	44,353,666
Western Midstream Operating LP†	4.221%	6/4/2026	17,775,000	17,768,838
Total				85,227,504

Retail 0.27%
AutoNation, Inc.†	4.16%	6/4/2026	44,437,000	44,421,817

Telecommunications 1.17%
TELUS Corp.†	4.215%	6/24/2026	67,425,000	67,248,384
TELUS Corp.†	4.265%	7/7/2026	68,000,000	67,719,840

See Notes to Financial Statements.	331

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Telecommunications (continued)
TELUS Corp.†	4.59%	10/7/2026	$43,300,000	$42,606,719
TELUS Corp.†	4.594%	10/13/2026	16,169,000	15,898,260
Total				193,473,203
Total Commercial Paper (cost $1,950,428,113)				1,950,150,843

REPURCHASE AGREEMENTS 0.29%
Repurchase Agreement dated 5/29/2026, 3.250% due 6/1/2026 with Fixed Income Clearing Corp. collateralized by $51,179,200 of U.S. Treasury Bill at 0.000% due 11/27/2026; value: $50,238,069; proceeds: $49,266,284 (cost $49,252,945)			49,252,945	49,252,945

Time Deposits 0.01%
CitiBank N.A.(k) (cost $1,431,848)			1,431,848	1,431,848

			Shares

Money Market Funds 0.08%
Fidelity Government Portfolio(k) (cost $12,886,635)			12,886,635	12,886,635
Total Short-Term Investments (cost $2,013,999,541)				2,013,722,271
Total Investments in Securities 101.14% (cost $16,761,627,867)				16,769,368,216
Less Unfunded Loan Commitments (0.45%) (cost $75,000,000)				(74,765,625)
Net Investments in Securities 100.69% (cost $16,686,627,867)				16,694,602,591
Other Assets and Liabilities – Net (0.69)%				(114,385,523)
Net Assets 100.00%				$16,580,217,068

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2026, the total value of Rule 144A securities was $7,730,096,384, which represents 46.62% of net assets (see Note 2(n)).
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2026.
(a)	Securities purchased on a when-issued basis (See Note 2(m)).
(b)	Interest rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(f)	Step Bond – Security with a predetermined schedule of interest rate changes.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2026.

332	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

ULTRA SHORT BOND FUND May 31, 2026

(h)	Security partially/fully unfunded (See Note 2(d)).
(i)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	Security was purchased with the cash collateral from loaned securities.

Futures Contracts at May 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2026	5,113	Long	$1,055,015,639	$1,056,154,063	$1,138,424

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$4,010,177,008	$–	$4,010,177,008
Corporate Bonds	–	8,687,507,219	–	8,687,507,219
Floating Rate Loans
Real Estate Investment Trusts	–	44,732,358	43,340,000	88,072,358
Remaining Industries	–	585,585,651	–	585,585,651
Less Unfunded Loan Commitments	–	(74,765,625)	–	(74,765,625)
Foreign Government Obligations	–	64,152,281	–	64,152,281
Non-Agency Commercial Mortgage-Backed Securities	–	907,448,470	–	907,448,470
U.S. Treasury Obligations	–	412,702,958	–	412,702,958
Short-Term Investments
Commercial Paper	–	1,950,150,843	–	1,950,150,843
Repurchase Agreements	–	49,252,945	–	49,252,945
Time Deposits	–	1,431,848	–	1,431,848
Money Market Funds	12,886,635	–	–	12,886,635
Total	$12,886,635	$16,638,375,956	$43,340,000	$16,694,602,591
Other Financial Instruments
Futures Contracts
Assets	$1,138,424	$–	$–	$1,138,424
Liabilities	–	–	–	–
Total	$1,138,424	$–	$–	$1,138,424

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	333

Statements of Assets and Liabilities (unaudited)

May 31, 2026

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
ASSETS:
Investments in securities, at cost	$622,782,345	$5,536,566,345	$6,191,536,761
Investments in securities, at fair value including $2,217,855, $3,513,619, $28,403,847, $53,635,177, $117,869,306, $30,415,822 and $0, respectively, of securities loaned	$725,695,468	$5,521,379,204	$6,184,742,939
Cash	42	–	–
Cash at brokers for forwards, swap contracts and TBA collateral	1,120,000	–	–
Deposits with brokers for futures collateral	–	2,673,050	1,082,400
Deposits with brokers for forwards, options, swap contracts and TBA collateral	–	5,367,370	6,113,708
Foreign cash, at value (cost $6, $0, $4,608, $3,023,115, $0, $1,352 and $0, respectively)	6	–	4,585
Receivables:
Investment securities sold	9,839,133	742,650,785	915,526,305
Interest and dividends	1,673,276	35,530,039	44,902,635
Capital shares sold	112,023	21,273,497	26,574,360
From advisor (See Note 4)	–	101,954	–
Variation margin for futures contracts	–	391,567	–
Variation margin for centrally cleared swap contract agreements	–	–	–
Securities lending income	450	943	12,206
Total return swap contracts, at fair value (including upfront payment of $0, $0, $0, $(244,387), $0, $0 and $0, respectively)	–	–	–
Unrealized appreciation on forward foreign currency exchange contracts	–	–	–
Unrealized appreciation on CPI swap contracts	–	–	–
Unrealized appreciation on unfunded loan commitments	–	–	–
Prepaid expenses and other assets	85,055	113,547	123,139
Total assets	738,525,453	6,329,481,956	7,179,082,277
LIABILITIES:
Payables:
Investment securities purchased	10,291,150	1,571,569,619	1,974,692,080
Capital shares reacquired	2,840,926	8,136,949	11,233,115
Collateral due to broker for securities lending	2,238,642	3,636,790	29,346,012
To brokers for forwards, swap contracts and TBA collateral	1,120,000	–	–
Management fee	420,447	840,334	1,188,950
Trustees’ fees	97,852	315,913	157,137

334	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$4,366,648,831	$3,370,457,835	$6,845,688,033	$887,235,152

$4,371,868,243	$3,376,024,686	$6,850,231,222	$883,725,480
128,531,438	–	86,844	3,935,680

2,200,000	400,000	1,493,392	1,245,000
2,803,200	3,921,997	23,011,950	2,253,045

11,165,228	–	30,445,541	22,620,597

3,032,750	–	1,358	–

142,860,577	11,234,601	291,052,468	33,525,556
31,461,679	57,603,966	76,139,531	7,812,762
24,803,671	20,270,458	33,685,258	12,236,374
–	–	–	–
73,019	20,087	–	79,050

–	–	141,242	–
13,385	102,299	4,921	–

2,296,420	–	3,287,774	–

239,175	204,278	–	–
–	–	–	8,093,188

265,450	3,169	66,486	–
197,215	122,427	198,996	84,988
4,721,811,450	3,469,907,968	7,309,846,983	975,611,720

276,575,381	45,101,725	776,190,458	92,175,188
10,556,398	7,211,401	13,773,358	2,172,285
55,824,413	122,757,753	25,593,489	–

2,200,000	400,000	1,493,392	1,245,000
1,688,497	1,513,974	1,978,955	213,546
805,323	613,515	551,579	113,737

See Notes to Financial Statements.	335

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2026

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
LIABILITIES (concluded):
12b-1 distribution plan	$25,242	$150,038	$89,560
Fund administration	24,026	159,574	172,462
Variation margin for futures contracts	–	–	1,181,097
Variation margin for centrally cleared swap contract agreements	–	–	–
To bank	–	2,928,413	7,885,598
Unrealized depreciation on forward foreign currency exchange contracts	–	–	–
Unrealized depreciation on CPI swap contracts	–	–	–
Foreign currency overdraft (cost $0, $0, $0, $0, $1,078,731, $0 and $98, respectively)	–	–	–
Total return swap contracts, at fair value (including upfront payment of $0, $0, $0, $0, $0, $0 and $0, respectively)	–	–	–
Options written outstanding, at value (including premiums received of $3,698,806, $0, $0, $0, $0, $0 and $0, respectively)	2,260,058	–	–
Distributions payable	–	18,428,212	21,660,669
Accrued expenses and other liabilities	112,602	509,139	497,028
Total liabilities	19,430,945	1,606,674,981	2,048,103,708
Commitments and contingent liabilities	–	–	–
NET ASSETS	$719,094,508	$4,722,806,975	$5,130,978,569
COMPOSITION OF NET ASSETS:
Paid-in capital	$646,990,175	$5,080,096,495	$5,264,253,701
Total distributable earnings/(loss)	72,104,333	(357,289,520)	(133,275,132)
Net Assets	$719,094,508	$4,722,806,975	$5,130,978,569
Net Assets by class:
Class A Shares	$193,104,721	$683,713,522	$367,339,121
Class C Shares	$21,323,634	$41,000,404	$43,158,166
Class F Shares	$14,189,689	$52,384,009	$11,614,341
Class F3 Shares	$16,628,543	$841,656,394	$259,185,871
Class I Shares	$439,352,130	$3,018,967,276	$4,404,996,019
Class P Shares	$25,076	$–	$–
Class R2 Shares	$123,590	$96,408	$–
Class R3 Shares	$28,525,851	$5,279,655	$1,483,853
Class R4 Shares	$137,822	$8,629,862	$2,466,608
Class R5 Shares	$258,407	$5,566,642	$30,663
Class R6 Shares	$5,425,045	$65,512,803	$40,703,927

336	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$1,048,512	$302,539	$387,401	$173,934
146,314	110,926	217,431	28,473
–	–	1,207,282	–

370,851	–	–	750,613
–	1,814,915	–	–

415,994	187,365	–	–
–	–	–	1,479,367

–	1,076,824	–	110

–	–	3,459,613	–

–	–	–	–
22,968,842	18,930,313	28,556,631	3,869,692
2,178,465	826,418	2,974,558	235,502
374,778,990	200,847,668	856,384,147	102,457,447
–	–	–	–
$4,347,032,460	$3,269,060,300	$6,453,462,836	$873,154,273

$6,310,490,342	$4,172,836,725	$6,993,463,262	$1,332,714,474
(1,963,457,882)	(903,776,425)	(540,000,426)	(459,560,201)
$4,347,032,460	$3,269,060,300	$6,453,462,836	$873,154,273

$1,333,313,815	$713,767,015	$1,435,098,929	$139,476,462
$188,383,191	$80,578,474	$49,885,763	$22,557,823
$128,526,606	$56,245,448	$21,802,916	$14,492,228
$87,590,220	$453,724,076	$2,376,327,239	$62,411,665
$2,489,011,392	$1,603,043,175	$2,426,648,138	$597,639,637
$–	$–	$–	$–
$614,241	$4,676,568	$676,494	$440,799
$70,680,239	$89,180,567	$51,805,629	$771,362
$1,308,421	$33,232,798	$14,296,585	$2,331,385
$2,848,101	$35,775,632	$2,362,919	$2,643,118
$44,756,234	$198,836,547	$74,558,224	$30,389,794

See Notes to Financial Statements.	337

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2026

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Net Assets by class: (concluded):
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	$9,458,035	$74,117,528	$28,734,318
Class C Shares	1,056,982	4,464,746	3,374,366
Class F Shares	694,092	5,677,698	909,357
Class F3 Shares	800,722	91,233,327	20,272,659
Class I Shares	21,306,793	327,445,629	344,858,271
Class P Shares	1,195	-	-
Class R2 Shares	5,900	10,445	-
Class R3 Shares	1,408,522	572,254	116,112
Class R4 Shares	6,746	935,533	192,939
Class R5 Shares	12,535	603,196	2,398
Class R6 Shares	261,162	7,105,610	3,183,569
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$20.42	$9.22	$12.78
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%, 2.25%, 2.25%, 2.25%, 2.25%, 2.25% and 2.25%, respectively)	$20.89	$9.43	$13.07
Class C Shares-Net asset value	$20.17	$9.18	$12.79
Class F Shares-Net asset value	$20.44	$9.23	$12.77
Class F3 Shares-Net asset value	$20.77	$9.23	$12.78
Class I Shares-Net asset value	$20.62	$9.22	$12.77
Class P Shares-Net asset value	$20.98	$ –	$ –
Class R2 Shares-Net asset value	$20.95	$9.23	$ –
Class R3 Shares-Net asset value	$20.25	$9.23	$12.78
Class R4 Shares-Net asset value	$20.43	$9.22	$12.78
Class R5 Shares-Net asset value	$20.61	$9.23	$12.78
Class R6 Shares-Net asset value	$20.77	$9.22	$12.79

*	Net asset value may not recalculate due to rounding of fractional shares.

338	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$166,726,682	$113,055,374	$591,240,923	$11,797,009
23,533,488	12,832,106	20,468,860	1,905,539
16,080,918	8,921,626	8,992,230	1,224,663
10,935,084	71,506,782	978,951,841	5,273,201
310,950,665	252,712,908	999,014,476	50,569,980
-	-	-	-
76,724	736,586	276,493	37,485
8,831,621	14,046,789	21,273,804	65,255
163,586	5,264,657	5,886,921	197,277
355,480	5,644,282	973,067	223,818
5,589,803	31,347,926	30,712,874	2,572,053

$8.00	$6.31	$2.43	$11.82

$8.18	$6.46	$2.49	$12.09
$8.00	$6.28	$2.44	$11.84
$7.99	$6.30	$2.42	$11.83
$8.01	$6.35	$2.43	$11.84
$8.00	$6.34	$2.43	$11.82
$ -	$ -	$ -	$ -
$8.01	$6.35	$2.45	$11.76
$8.00	$6.35	$2.44	$11.82
$8.00	$6.31	$2.43	$11.82
$8.01	$6.34	$2.43	$11.81
$8.01	$6.34	$2.43	$11.82

See Notes to Financial Statements.	339

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2026

	Short Duration Core Bond Fund	Short Duration Income Fund
ASSETS:
Investments in securities, at cost	$676,036,422	$46,356,868,957
Investments in securities, at fair value including $732,343, $46,007,222, $10,747,431 and $13,994,577, respectively, of securities loaned	$675,525,287	$46,111,978,692
Cash	2,609,715	3,914,157
Deposits with brokers for futures collateral	1,350,525	106,008,598
Deposits with brokers for swap contracts collateral	–	129,806,586
Foreign cash, at value (cost $1,762, $25,668, $258 and $177, respectively)	1,757	25,324
Receivables:
Investment securities sold	12,483,667	1,476,375,839
Interest	6,445,465	420,290,535
Capital shares sold	3,203,017	209,385,449
From advisor (See Note 4)	55,146	–
Variation margin for futures contracts	–	–
Variation margin for centrally cleared swap contract agreements	–	245,593
Securities lending income	455	15,354
Prepaid expenses and other assets	77,397	337,715
Total assets	701,752,431	48,458,383,842
LIABILITIES:
Payables:
Investment securities purchased	43,686,979	4,338,018,561
Capital shares reacquired	866,235	86,437,575
Collateral due to broker for securities lending	756,300	47,571,048
Management fee	165,853	9,375,961
Variation margin for futures contracts	109,651	1,349,289
Trustees’ fees	29,668	4,522,330
12b-1 distribution plan	23,570	5,358,479
Fund administration	22,114	1,479,770
To bank	–	–
Credit default swap contract agreements payable, at fair value (including upfront payments of $0, $255,751, $0 and $0, respectively)	–	1,759,484
Unrealized depreciation on unfunded loan commitments	–	–
Distributions payable	2,399,818	179,929,013
Accrued expenses	102,925	5,339,024
Total liabilities	48,163,113	4,681,140,534
Commitments and contingent liabilities	–	–
NET ASSETS	$653,589,318	$43,777,243,308
COMPOSITION OF NET ASSETS:
Paid-in capital	$671,957,945	$52,503,916,579
Total distributable earnings/(loss)	(18,368,627)	(8,726,673,271)
Net Assets	$653,589,318	$43,777,243,308

340	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$4,309,067,270	$16,686,627,867

$4,294,268,962	$16,694,602,591
–	7,410,674
1,302,975	6,135,600
4,907,610	–

257	178

565,362,633	–
29,868,819	99,956,892
17,951,529	85,944,273
40,954	–
2,257	159,792

–	–
2,115	21,133
126,375	415,215
4,913,834,486	16,894,646,348

1,257,629,725	183,595,385
4,403,135	54,423,684
11,113,376	14,318,483
858,398	2,377,293
–	–
418,840	1,297,130
198,609	931,222
122,628	559,363
2,770,080	–

–	–
–	234,375
14,388,994	55,750,141
734,514	942,204
1,292,638,299	314,429,280
–	–
$3,621,196,187	$16,580,217,068

$4,290,538,511	$16,749,454,331
(669,342,324)	(169,237,263)
$3,621,196,187	$16,580,217,068

See Notes to Financial Statements.	341

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2026

	Short Duration Core Bond Fund	Short Duration Income Fund
Net Assets by class:
Class A Shares	$93,615,850	$7,037,170,469
Class A1 Shares	$–	$–
Class C Shares	$10,998,478	$1,073,761,359
Class F Shares	$4,085,420	$878,461,906
Class F3 Shares	$92,621,345	$5,538,320,913
Class I Shares	$447,464,534	$27,669,547,177
Class P Shares	$–	$–
Class R2 Shares	$–	$3,572,453
Class R3 Shares	$117,545	$266,794,327
Class R4 Shares	$58,033	$131,581,463
Class R5 Shares	$11,357	$76,452,321
Class R6 Shares	$4,616,756	$1,101,580,920
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	10,214,873	1,826,932,459
Class A1 Shares	–	–
Class C Shares	1,200,607	277,052,375
Class F Shares	446,987	228,145,624
Class F3 Shares	10,113,270	1,435,966,715
Class I Shares	48,852,582	7,189,181,758
Class P Shares	–	–
Class R2 Shares	–	926,565
Class R3 Shares	12,834	69,185,248
Class R4 Shares	6,334	34,090,556
Class R5 Shares	1,240	19,886,078
Class R6 Shares	504,157	286,072,835
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$9.16	$3.85
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%, 2.25%, 2.25% and 1.50%, respectively)	$9.37	$3.94
Class A1 Shares-Net asset value	$ –	$ –
Class A1 Shares-Maximum offering price (Net Asset value plus sales charge of 0.00%, 0.00%, 0.00% and 1.50%, respectively)	$ –	$ –
Class C Shares-Net asset value	$9.16	$3.88
Class F Shares-Net asset value	$9.14	$3.85
Class F3 Shares-Net asset value	$9.16	$3.86
Class I Shares-Net asset value	$9.16	$3.85
Class P Shares-Net asset value	$ –	$ –
Class R2 Shares-Net asset value	$ –	$3.86
Class R3 Shares-Net asset value	$9.16	$3.86
Class R4 Shares-Net asset value	$9.16	$3.86
Class R5 Shares-Net asset value	$9.16	$3.84
Class R6 Shares-Net asset value	$9.16	$3.85

342	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$980,141,109	$7,881,077,546
$–	$10,411,060
$22,725,172	$–
$67,137,878	$129,218,798
$1,039,060,611	$3,471,489,238
$1,209,702,150	$5,040,502,089
$6,476	$–
$1,112,417	$–
$23,404,603	$–
$30,353,474	$–
$25,254,270	$209,413
$222,298,027	$47,308,924

112,519,679	786,521,490
–	1,038,776
2,610,414	–
7,707,860	12,895,864
119,209,624	346,450,975
138,589,311	503,060,625
740	–
127,753	–
2,686,951	–
3,484,049	–
2,898,394	20,893
25,492,300	4,720,586

$8.71	$10.02

$8.91	$10.17
$ –	$10.02

$ –	$10.17
$8.71	$ –
$8.71	$10.02
$8.72	$10.02
$8.73	$10.02
$8.75	$ –
$8.71	$ –
$8.71	$ –
$8.71	$ –
$8.71	$10.02
$8.72	$10.02

See Notes to Financial Statements.	343

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2026

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Investment income:
Dividends	$2,461,642	$–	$–
Securities lending net income	3,564	7,634	62,790
Interest and other (net of foreign withholding taxes of $0, $5,498, $2,425, $0, $2,704, $4,323 and $400, respectively)	5,286,471	116,935,341	124,669,879
Total investment income	7,751,677	116,942,975	124,732,669
Expenses:
Management fee	2,289,615	5,126,680	6,569,841
12b-1 distribution plan–Class A	171,390	695,173	361,232
12b-1 distribution plan–Class C	85,527	177,403	189,808
12b-1 distribution plan–Class F	6,669	26,511	6,001
12b-1 distribution plan–Class P	49	–	–
12b-1 distribution plan–Class R2	332	1,333	–
12b-1 distribution plan–Class R3	64,111	12,809	3,036
12b-1 distribution plan–Class R4	160	10,689	2,979
Shareholder servicing	278,648	1,381,695	1,946,490
Fund administration	130,835	975,473	949,375
Registration	94,727	126,276	149,558
Professional	32,381	44,640	50,689
Reports to shareholders	30,066	114,807	100,399
Trustees’ fees	9,365	71,228	66,077
Custody	5,901	30,712	32,669
Reverse repurchase agreements interest expense (See Note 2(j))	–	9,685	3,963
Other	48,244	130,594	73,027
Gross expenses	3,248,020	8,935,708	10,505,144
Fees waived and expenses reimbursed (See Note 4)	(5,901)	(30,712)	(32,669)
Shareholder servicing reimbursed–Class I (See Note 4)	–	(631,903)	–
Net expenses	3,242,119	8,273,093	10,472,475
Net investment income	4,509,558	108,669,882	114,260,194

344	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$3,035,098	$164,630	$–	$–
489,468	782,423	90,076	–

155,319,305	129,022,851	178,541,175	20,053,809
158,843,871	129,969,904	178,631,251	20,053,809

10,065,537	9,006,842	11,466,182	1,195,320
1,360,466	713,885	1,432,112	136,958
833,570	349,095	216,543	91,600
64,669	28,737	12,613	7,456
–	–	–	–
2,058	15,298	2,741	1,283
177,134	218,757	132,246	3,145
1,410	43,478	17,067	2,639
1,823,718	1,275,439	1,495,094	372,096
872,553	660,711	1,259,133	159,376
117,207	134,518	195,416	100,619
59,275	53,613	64,822	48,338
113,377	85,093	176,131	28,607
64,681	48,320	88,913	11,400
31,070	39,338	40,428	13,075

–	–	–	482
102,327	69,996	115,010	126,433
15,689,052	12,743,120	16,714,451	2,298,827

(31,070)	(39,338)	(40,428)	(13,075)

–	–	–	–
15,657,982	12,703,782	16,674,023	2,285,752
143,185,889	117,266,122	161,957,228	17,768,057

See Notes to Financial Statements.	345

Statements of Operations (unaudited)(continued)

For the Six Months Ended May 31, 2026

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	$100,800,016	$(2,806,909)	$(14,412,793)
Net realized gain/(loss) on futures contracts	–	(656,117)	(6,316,556)
Net realized gain/(loss) on forward foreign currency exchange contracts	–	–	198,790
Net realized gain/(loss) on OTC written options	(42,698,502)	–	–
Net realized gain/(loss) on swap contracts	–	–	–
Net realized gain/(loss) on foreign currency related transactions	–	–	(131,654)
Net change in unrealized appreciation/(depreciation) on investments	61,164,338	(87,409,527)	(78,268,087)
Net change in unrealized appreciation/(depreciation) on futures contracts	–	(1,179,786)	(305,339)
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	–	(9,069)
Net change in unrealized appreciation/(depreciation) on OTC written options	888,578	–	–
Net change in unrealized appreciation/(depreciation) on swap contracts	–	–	–
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	147	–	23
Net change in unrealized appreciation/(depreciation) on unfunded loan commitments	–	–	–
Net realized and unrealized gain/(loss)	120,154,577	(92,052,339)	(99,244,685)
Net Increase in Net Assets Resulting From Operations	$124,664,135	$16,617,543	$15,015,509

346	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$(23,412,429)	$(6,091,306)	$(2,364,981)	$293,634
(1,587,757)	(6,151,539)	(46,683,640)	(4,975,456)

(132,335)	(354,437)	38,910	–

–	–	–	–

(3,158,217)	1,564,697	266,358	1,790,842

(776,821)	(111,301)	1	–

(18,042,470)	(15,753,235)	(92,033,459)	(6,902,009)

406,196	(1,959,531)	734,943	251,327

1,190,521	(464,235)	(38,910)	–

–	–	–	–

8,077,628	(826,718)	1,836,449	8,955,106

82,663	32,931	7	(2)

229,917	3,169	66,486	–
(37,123,104)	(30,111,505)	(138,177,836)	(586,558)

$106,062,785	$87,154,617	$23,779,392	$17,181,499

See Notes to Financial Statements.	347

Statements of Operations (unaudited)(continued)

For the Six Months Ended May 31, 2026

	Short Duration Core Bond Fund	Short Duration Income Fund
Investment income:
Securities lending net income	$2,519	$92,544
Interest and other (net of foreign withholding taxes of $0, $22,334, $2,181 and $0, respectively)	15,035,033	1,072,378,291
Total investment income	15,037,552	1,072,470,835
Expenses:
Management fee	970,693	54,279,334
12b-1 distribution plan–Class A	96,972	7,099,796
12b-1 distribution plan–Class A1	–	–
12b-1 distribution plan–Class C	45,554	4,669,592
12b-1 distribution plan–Class F	2,124	449,775
12b-1 distribution plan–Class P	–	–
12b-1 distribution plan–Class R2	–	11,586
12b-1 distribution plan–Class R3	296	675,428
12b-1 distribution plan–Class R4	66	172,170
Shareholder servicing	269,614	15,372,847
Fund administration	129,426	8,565,022
Registration	80,633	393,913
Professional	32,523	165,497
Reports to shareholders	24,497	873,545
Custody	10,936	214,615
Trustees’ fees	9,320	407,544
Reverse repurchase agreements interest expense (See Note 2(j))	5,908	44,750
Other	52,132	298,497
Gross expenses	1,730,694	93,693,911
Fees waived and expenses reimbursed (See Note 4)	(327,529)	(214,615)
Shareholder servicing reimbursed–Class I (See Note 4)	–	–
Net expenses	1,403,165	93,479,296
Net investment income	13,634,387	978,991,539

348	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$29,115	$97,243

91,481,384	355,806,093
91,510,499	355,903,336

5,124,376	13,547,294
998,453	5,586,907
–	13,502
99,424	–
34,798	66,433
14	–
3,363	–
58,747	–
40,445	–
1,185,817	3,265,362
732,054	3,187,599
124,043	506,737
43,840	66,703
124,426	216,443
27,098	81,670
54,264	222,105
4,615	145,404
115,670	133,634
8,771,447	27,039,793
(27,098)	(81,670)
(243,676)	–
8,500,673	26,958,123
83,009,826	328,945,213

See Notes to Financial Statements.	349

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2026

	Short Duration Core Bond Fund	Short Duration Income Fund
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	$566,089	$22,352,710
Net realized gain/(loss) on futures contracts	(859,511)	(106,700,490)
Net realized gain/(loss) on forward foreign currency exchange contracts	–	–
Net realized gain/(loss) on swap contracts	(1,284,703)	(73,330,014)
Net realized gain/(loss) on foreign currency related transactions	–	–
Net change in unrealized appreciation/(depreciation) on investments	(5,804,014)	(293,017,455)
Net change in unrealized appreciation/(depreciation) on futures contracts	(42,541)	4,267,274
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	–
Net change in unrealized appreciation/(depreciation) on swap contracts	1,100,845	74,619,321
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(5)	328
Net change in unrealized appreciation/(depreciation) on unfunded loan commitments	–	3,373
Net realized and unrealized gain/(loss)	(6,323,840)	(371,804,953)
Net Increase in Net Assets Resulting From Operations	$7,310,547	$607,186,586

350	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$(3,503,170)	$9,176,758
(2,568,961)	(14,751,524)

62,549	–

–	–
4	–

(65,406,107)	(38,386,131)

(537,607)	812,939

(62,549)	–

–	–

–	1

–	(329,743)
(72,015,841)	(43,477,700)
$10,993,985	$285,467,513

See Notes to Financial Statements.	351

Statements of Changes in Net Assets

	Convertible Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2026 (unaudited)	For the Year Ended November 30, 2025
Operations:
Net investment income	$4,509,558	$10,246,635
Net realized gain/(loss)	58,101,514	100,725,234
Net change in unrealized appreciation/(depreciation)	62,053,063	(12,786,289)
Net increase in net assets resulting from operations	124,664,135	98,185,580
Distributions to Shareholders:
Class A	(1,496,551)	(2,951,823)
Class C	(126,966)	(313,434)
Class F	(124,554)	(270,875)
Class F3	(170,753)	(270,231)
Class I	(4,017,056)	(7,829,316)
Class P	(157)	(284)
Class R2	(731)	(1,573)
Class R3	(185,569)	(352,602)
Class R4	(1,008)	(4,295)
Class R5	(2,573)	(44,036)
Class R6	(47,166)	(88,100)
Total distribution to shareholders	(6,173,084)	(12,126,569)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	100,117,277	154,839,945
Reinvestment of distributions	5,487,081	10,789,429
Cost of shares reacquired	(154,684,720)	(195,004,959)
Net increase (decrease) in net assets resulting from capital share transactions	(49,080,362)	(29,375,585)
Net increase (decrease) in net assets	69,410,689	56,683,426
NET ASSETS:
Beginning of period	$649,683,819	$593,000,393
End of period	$719,094,508	$649,683,819

352	See Notes to Financial Statements.

Core Fixed Income Fund		Core Plus Bond Fund
For the Six Months Ended May 31, 2026 (unaudited)	For the Year Ended November 30, 2025	For the Six Months Ended May 31, 2026 (unaudited)	For the Year Ended November 30, 2025

$108,669,882	$211,464,218	$114,260,194	$195,783,271
(3,463,026)	(5,442,704)	(20,662,213)	(2,408,930)
(88,589,313)	67,956,411	(78,582,472)	52,445,673
16,617,543	273,977,925	15,015,509	245,820,014

(15,359,523)	(30,951,425)	(8,846,187)	(16,323,369)
(792,138)	(1,641,733)	(915,758)	(1,595,803)
(1,199,105)	(2,490,096)	(299,633)	(779,199)
(19,757,379)	(37,424,393)	(6,453,191)	(11,167,625)
(73,585,527)	(141,564,564)	(103,013,884)	(172,905,012)
–	–	–	–
(8,890)	(24,876)	–	–
(105,678)	(194,139)	(27,967)	(43,167)
(186,958)	(403,498)	(57,732)	(112,864)
(128,489)	(274,929)	(752)	(1,424)
(1,532,721)	(2,418,496)	(1,014,680)	(1,596,471)
(112,656,408)	(217,388,149)	(120,629,784)	(204,524,934)

695,576,540	1,819,358,347	1,428,665,354	2,245,442,478
111,897,992	216,957,363	119,959,074	203,516,518
(1,031,467,861)	(1,572,475,595)	(743,582,149)	(1,471,956,765)

(223,993,329)	463,840,115	805,042,279	977,002,231
(320,032,194)	520,429,891	699,428,004	1,018,297,311

$5,042,839,169	$4,522,409,278	$4,431,550,565	$3,413,253,254
$4,722,806,975	$5,042,839,169	$5,130,978,569	$4,431,550,565

See Notes to Financial Statements.	353

Statements of Changes in Net Assets (continued)

	Floating Rate Fund
	For the
	Six Months Ended	For the
	May 31, 2026	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	November 30, 2025
Operations:
Net investment income	$143,185,889	$343,751,368
Net realized gain/(loss)	(29,067,559)	(93,979,063)
Net change in unrealized appreciation/(depreciation)	(8,055,545)	16,450,791
Net increase in net assets resulting from operations	106,062,785	266,223,096
Distributions to Shareholders:
Class A	(43,799,989)	(105,354,363)
Class C	(5,833,396)	(15,533,911)
Class F	(4,230,443)	(11,354,672)
Class F3	(2,939,493)	(6,508,283)
Class I	(81,819,445)	(192,108,822)
Class R2	(20,705)	(48,228)
Class R3	(2,174,922)	(6,389,078)
Class R4	(36,034)	(92,974)
Class R5	(91,571)	(173,852)
Class R6	(1,508,047)	(3,345,072)
Total distribution to shareholders	(142,454,045)	(340,909,255)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	544,942,621	1,438,188,981
Reinvestment of distributions	127,066,695	302,852,558
Cost of shares reacquired	(859,401,353)	(1,906,514,130)
Net increase (decrease) in net assets resulting from capital share transactions	(187,392,037)	(165,472,591)
Net increase (decrease) in net assets	(223,783,297)	(240,158,750)
NET ASSETS:
Beginning of period	$4,570,815,757	$4,810,974,507
End of period	$4,347,032,460	$4,570,815,757

354	See Notes to Financial Statements.

High Yield Fund		Income Fund
For the Six Months Ended May 31, 2026 (unaudited)	For the Year Ended November 30, 2025	For the Six Months Ended May 31, 2026 (unaudited)	For the Year Ended November 30, 2025

$117,266,122	$244,442,682	$161,957,228	$305,933,057
(11,143,886)	(6,736,914)	(48,743,352)	11,876,686
(18,967,619)	(35,100,461)	(89,434,484)	50,184,734
87,154,617	202,605,307	23,779,392	367,994,477

(25,307,534)	(51,033,665)	(37,836,915)	(73,550,810)
(2,692,578)	(6,194,209)	(1,178,188)	(2,528,328)
(2,066,118)	(4,751,828)	(677,949)	(1,706,670)
(16,685,843)	(34,448,378)	(63,629,062)	(112,306,193)
(59,269,579)	(117,630,995)	(64,663,421)	(128,667,973)
(170,634)	(379,963)	(22,351)	(37,293)
(2,971,548)	(5,727,717)	(1,317,939)	(2,723,085)
(1,224,038)	(2,951,829)	(357,665)	(520,205)
(1,310,624)	(7,606,793)	(89,910)	(132,396)
(7,643,574)	(19,971,146)	(1,964,296)	(3,722,006)
(119,342,070)	(250,696,523)	(171,737,696)	(325,894,959)

402,019,271	1,036,297,559	1,133,253,069	2,116,902,928
113,318,681	236,379,038	159,682,194	302,842,872
(589,900,745)	(1,524,268,441)	(840,883,811)	(1,937,404,877)

(74,562,793)	(251,591,844)	452,051,452	482,340,923
(106,750,246)	(299,683,060)	304,093,148	524,440,441

$3,375,810,546	$3,675,493,606	$6,149,369,688	$5,624,929,247
$3,269,060,300	$3,375,810,546	$6,453,462,836	$6,149,369,688

See Notes to Financial Statements.	355

Statements of Changes in Net Assets (continued)

	Inflation Focused Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2026 (unaudited)	For the Year Ended November 30, 2025
Operations:
Net investment income	$17,768,057	$33,904,824
Net realized gain/(loss)	(2,890,980)	18,628,724
Net change in unrealized appreciation/(depreciation)	2,304,422	(1,877,402)
Net increase in net assets resulting from operations	17,181,499	50,656,146
Distributions to Shareholders:
Class A	(3,158,474)	(6,784,872)
Class C	(451,642)	(1,061,225)
Class F	(350,411)	(903,989)
Class F3	(1,395,244)	(2,955,192)
Class I	(12,778,742)	(23,261,845)
Class R2	(9,016)	(19,862)
Class R3	(26,505)	(44,777)
Class R4	(47,799)	(120,199)
Class R5	(56,069)	(87,839)
Class R6	(740,997)	(1,363,314)
Total distribution to shareholders	(19,014,899)	(36,603,114)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	187,701,033	263,110,040
Reinvestment of distributions	18,697,683	35,953,546
Cost of shares reacquired	(110,152,611)	(264,835,745)
Net increase in net assets resulting from capital share transactions	96,246,105	34,227,841
Net increase in net assets	94,412,705	48,280,873
NET ASSETS:
Beginning of period	$778,741,568	$730,460,695
End of period	$873,154,273	$778,741,568

356	See Notes to Financial Statements.

Short Duration Core Bond Fund		Short Duration Income Fund
For the Six Months Ended May 31, 2026 (unaudited)	For the Year Ended November 30, 2025	For the Six Months Ended May 31, 2026 (unaudited)	For the Year Ended November 30, 2025

$13,634,387	$26,538,394	$978,991,539	$1,924,589,043
(1,578,125)	4,458,637	(157,677,794)	225,224,708
(4,745,715)	293,369	(214,127,159)	250,906,524
7,310,547	31,290,400	607,186,586	2,400,720,275

(2,077,458)	(4,348,012)	(169,800,312)	(362,054,993)
(191,168)	(366,177)	(23,026,657)	(53,981,181)
(93,110)	(225,724)	(21,962,317)	(50,472,260)
(2,047,562)	(3,573,462)	(117,250,813)	(236,573,532)
(9,911,433)	(18,840,759)	(685,751,500)	(1,409,216,735)
–	–	(84,525)	(186,685)
(2,353)	(4,891)	(6,055,145)	(13,450,100)
(1,113)	(2,002)	(3,254,989)	(7,363,483)
(255)	(538)	(2,013,621)	(3,774,405)
(89,322)	(160,388)	(27,468,344)	(55,016,341)
(14,413,774)	(27,521,953)	(1,056,668,223)	(2,192,089,715)

110,918,441	283,068,815	7,309,291,451	12,791,342,195
14,178,347	26,996,844	943,621,357	1,955,020,566
(101,559,847)	(176,302,423)	(7,042,795,162)	(14,149,930,217)

23,536,941	133,763,236	1,210,117,646	596,432,544
16,433,714	137,531,683	760,636,009	805,063,104

$637,155,604	$499,623,921	$43,016,607,299	$42,211,544,195
$653,589,318	$637,155,604	$43,777,243,308	$43,016,607,299

See Notes to Financial Statements.	357

Statements of Changes in Net Assets (concluded)

	Total Return Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2026 (unaudited)	For the Year Ended November 30, 2025
Operations:
Net investment income	$83,009,826	$172,199,561
Net realized gain/(loss)	(6,009,578)	(32,267,212)
Net change in unrealized appreciation/(depreciation)	(66,006,263)	75,914,958
Net increase in net assets resulting from operations	10,993,985	215,847,307
Distributions to Shareholders:
Class A	(22,860,787)	(47,594,739)
Class A1	–	–
Class C	(469,419)	(1,022,683)
Class F	(1,627,179)	(3,395,704)
Class F3	(25,356,143)	(48,932,781)
Class I	(29,338,774)	(65,629,738)
Class P	(141)	(437)
Class R2	(23,440)	(48,308)
Class R3	(502,843)	(1,096,438)
Class R4	(732,684)	(1,518,808)
Class R5	(594,254)	(1,211,350)
Class R6	(5,527,352)	(11,233,521)
Total distribution to shareholders	(87,033,016)	(181,684,507)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	375,725,338	845,609,263
Reinvestment of distributions	78,457,442	165,060,143
Cost of shares reacquired	(621,984,553)	(918,740,524)
Net increase (decrease) in net assets resulting from
capital share transactions	(167,801,773)	91,928,882
Net increase (decrease) in net assets	(243,840,804)	126,091,682
NET ASSETS:
Beginning of period	$3,865,036,991	$3,738,945,309
End of period	$3,621,196,187	$3,865,036,991

358	See Notes to Financial Statements.

Ultra Short Bond Fund
For the Six Months Ended May 31, 2026 (unaudited)	For the Year Ended November 30, 2025

$328,945,213	$614,430,105
(5,574,766)	31,141,706
(37,902,934)	(4,529,784)
285,467,513	641,042,027

(150,807,760)	(257,753,984)
(213,088)	(409,386)
–	–
(2,721,686)	(6,882,090)
(72,256,018)	(131,555,168)
(102,847,865)	(213,837,870)
–	–
–	–
–	–
–	–
(5,839)	(14,165)
(866,248)	(2,180,784)
(329,718,504)	(612,633,447)

6,341,620,318	10,601,206,516
320,644,955	591,409,394
(5,038,155,804)	(7,678,434,835)

1,624,109,469	3,514,181,075
1,579,858,478	3,542,589,655

$15,000,358,590	$11,457,768,935
$16,580,217,068	$15,000,358,590

See Notes to Financial Statements.	359

Financial Highlights

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2026(c)	$17.12	$0.12	$3.34	$3.46	$(0.16)	$–	$(0.16)
11/30/2025	14.79	0.25	2.38	2.63	(0.30)	–	(0.30)
11/30/2024	12.18	0.25	2.61	2.86	(0.25)	–	(0.25)
11/30/2023	12.64	0.24	(0.37)	(0.13)	(0.33)	–	(0.33)
11/30/2022	19.24	0.20	(3.77)	(3.57)	(0.31)	(2.72)	(3.03)
11/30/2021	20.52	0.09	1.68	1.77	(0.19)	(2.86)	(3.05)
Class C
5/31/2026(c)	16.91	0.06	3.30	3.36	(0.10)	–	(0.10)
11/30/2025	14.61	0.15	2.36	2.51	(0.21)	–	(0.21)
11/30/2024	12.04	0.16	2.58	2.74	(0.17)	–	(0.17)
11/30/2023	12.49	0.17	(0.37)	(0.20)	(0.25)	–	(0.25)
11/30/2022	19.04	0.10	(3.72)	(3.62)	(0.21)	(2.72)	(2.93)
11/30/2021	20.37	(0.04)	1.66	1.62	(0.09)	(2.86)	(2.95)
Class F
5/31/2026(c)	17.14	0.12	3.35	3.47	(0.17)	–	(0.17)
11/30/2025	14.81	0.26	2.38	2.64	(0.31)	–	(0.31)
11/30/2024	12.20	0.26	2.61	2.87	(0.26)	–	(0.26)
11/30/2023	12.65	0.26	(0.37)	(0.11)	(0.34)	–	(0.34)
11/30/2022	19.25	0.19	(3.75)	(3.56)	(0.32)	(2.72)	(3.04)
11/30/2021	20.52	0.11	1.68	1.79	(0.20)	(2.86)	(3.06)
Class F3
5/31/2026(c)	17.40	0.14	3.41	3.55	(0.18)	–	(0.18)
11/30/2025	15.01	0.30	2.42	2.72	(0.33)	–	(0.33)
11/30/2024	12.35	0.29	2.64	2.93	(0.27)	–	(0.27)
11/30/2023	12.81	0.28	(0.38)	(0.10)	(0.36)	–	(0.36)
11/30/2022	19.44	0.24	(3.81)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.68	0.15	1.69	1.84	(0.22)	(2.86)	(3.08)
Class I
5/31/2026(c)	17.29	0.14	3.37	3.51	(0.18)	–	(0.18)
11/30/2025	14.93	0.28	2.41	2.69	(0.33)	–	(0.33)
11/30/2024	12.30	0.28	2.62	2.90	(0.27)	–	(0.27)
11/30/2023	12.76	0.27	(0.37)	(0.10)	(0.36)	–	(0.36)
11/30/2022	19.39	0.25	(3.82)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.66	0.13	1.68	1.81	(0.22)	(2.86)	(3.08)
Class P
5/31/2026(c)	17.58	0.09	3.45	3.54	(0.14)	–	(0.14)
11/30/2025	15.18	0.22	2.44	2.66	(0.26)	–	(0.26)
11/30/2024	12.50	0.22	2.68	2.90	(0.22)	–	(0.22)
11/30/2023	12.97	0.22	(0.39)	(0.17)	(0.30)	–	(0.30)
11/30/2022	19.65	0.17	(3.86)	(3.69)	(0.27)	(2.72)	(2.99)
11/30/2021	20.88	0.05	1.70	1.75	(0.12)	(2.86)	(2.98)

360	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$20.42	20.39 (d)	1.09	(e)	1.09	(e)	1.28	(e)	$193,105	77	(d)
17.12	18.08	1.10		1.10		1.63		162,571	151
14.79	23.72	1.09		1.09		1.88		153,608	145
12.18	(1.00)	1.10		1.10		1.99		150,000	124
12.64	(21.50)	1.07		1.07		1.44		215,259	165
19.24	8.83	1.03		1.03		0.47		365,551	154

20.17	20.07 (d)	1.70	(e)	1.70	(e)	0.66	(e)	21,324	77	(d)
16.91	17.37	1.71		1.71		1.02		21,444	151
14.61	22.90	1.71		1.71		1.26		24,415	145
12.04	(1.66)	1.73		1.73		1.37		29,339	124
12.49	(21.95)	1.73		1.74		0.76		42,136	165
19.04	8.08	1.70		1.70		(0.19)		79,104	154

20.44	20.42 (d)	0.99	(e)	0.99	(e)	1.37	(e)	14,190	77	(d)
17.14	18.17	1.00		1.00		1.73		13,001	151
14.81	23.89	1.00		1.00		1.96		14,323	145
12.20	(0.92)	1.00		1.00		2.08		21,958	124
12.65	(21.43)	0.97		0.98		1.34		137,175	165
19.25	8.98	0.93		0.93		0.59		804,859	154

20.77	20.58 (d)	0.81	(e)	0.81	(e)	1.57	(e)	16,629	77	(d)
17.40	18.45	0.81		0.81		1.90		17,651	151
15.01	24.04	0.81		0.81		2.14		10,575	145
12.35	(0.77)	0.81		0.81		2.28		13,883	124
12.81	(21.25)	0.79		0.79		1.70		19,538	165
19.44	9.18	0.75		0.75		0.77		37,889	154

20.62	20.48 (d)	0.89	(e)	0.89	(e)	1.48	(e)	439,352	77	(d)
17.29	18.34	0.90		0.90		1.83		406,223	151
14.93	23.89	0.89		0.89		2.08		362,332	145
12.30	(0.78)	0.90		0.90		2.19		345,300	124
12.76	(21.33)	0.86		0.87		1.86		487,218	165
19.39	9.02	0.82		0.82		0.68		259,180	154

20.98	20.27 (d)	1.34	(e)	1.34	(e)	1.01	(e)	25	77	(d)
17.58	17.78	1.34		1.34		1.39		20	151
15.18	23.39	1.34		1.34		1.61		16	145
12.50	(1.29)	1.35		1.35		1.74		38	124
12.97	(21.65)	1.32		1.32		1.24		36	165
19.65	8.57	1.27		1.27		0.23		43	154

See Notes to Financial Statements.	361

Financial Highlights (continued)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2026(c)	$17.56	$0.08	$3.43	$3.51	$(0.12)	$–	$(0.12)
11/30/2025	15.16	0.19	2.44	2.63	(0.23)	–	(0.23)
11/30/2024	12.49	0.20	2.67	2.87	(0.20)	–	(0.20)
11/30/2023	12.95	0.20	(0.38)	(0.18)	(0.28)	–	(0.28)
11/30/2022	19.63	0.15	(3.86)	(3.71)	(0.25)	(2.72)	(2.97)
11/30/2021	20.88	0.02	1.71	1.73	(0.12)	(2.86)	(2.98)
Class R3
5/31/2026(c)	16.98	0.09	3.31	3.40	(0.13)	–	(0.13)
11/30/2025	14.67	0.20	2.36	2.56	(0.25)	–	(0.25)
11/30/2024	12.09	0.21	2.58	2.79	(0.21)	–	(0.21)
11/30/2023	12.55	0.21	(0.38)	(0.17)	(0.29)	–	(0.29)
11/30/2022	19.12	0.16	(3.75)	(3.59)	(0.26)	(2.72)	(2.98)
11/30/2021	20.41	0.04	1.66	1.70	(0.13)	(2.86)	(2.99)
Class R4
5/31/2026(c)	17.12	0.11	3.35	3.46	(0.15)	–	(0.15)
11/30/2025	14.79	0.24	2.38	2.62	(0.29)	–	(0.29)
11/30/2024	12.18	0.24	2.61	2.85	(0.24)	–	(0.24)
11/30/2023	12.64	0.24	(0.38)	(0.14)	(0.32)	–	(0.32)
11/30/2022	19.24	0.19	(3.77)	(3.58)	(0.30)	(2.72)	(3.02)
11/30/2021	20.52	0.09	1.67	1.76	(0.18)	(2.86)	(3.04)
Class R5
5/31/2026(c)	17.28	0.13	3.38	3.51	(0.18)	–	(0.18)
11/30/2025	14.93	0.29	2.39	2.68	(0.33)	–	(0.33)
11/30/2024	12.29	0.28	2.63	2.91	(0.27)	–	(0.27)
11/30/2023	12.76	0.27	(0.38)	(0.11)	(0.36)	–	(0.36)
11/30/2022	19.39	0.24	(3.81)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.65	0.14	1.68	1.82	(0.22)	(2.86)	(3.08)
Class R6
5/31/2026(c)	17.41	0.14	3.40	3.54	(0.18)	–	(0.18)
11/30/2025	15.02	0.30	2.42	2.72	(0.33)	–	(0.33)
11/30/2024	12.36	0.29	2.64	2.93	(0.27)	–	(0.27)
11/30/2023	12.81	0.29	(0.38)	(0.09)	(0.36)	–	(0.36)
11/30/2022	19.44	0.24	(3.81)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.69	0.15	1.68	1.83	(0.22)	(2.86)	(3.08)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

362	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$20.95	20.14 (d)	1.49	(e)	1.49	(e)	0.88	(e)	$124	77	(d)
17.56	17.62	1.50		1.50		1.23		105	151
15.16	23.25	1.49		1.49		1.48		108	145
12.49	(1.45)	1.50		1.50		1.59		75	124
12.95	(21.80)	1.46		1.47		1.09		76	165
19.63	8.43	1.42		1.42		0.10		94	154

20.25	20.19 (d)	1.39	(e)	1.39	(e)	0.97	(e)	28,526	77	(d)
16.98	17.75	1.40		1.40		1.32		23,634	151
14.67	23.29	1.39		1.39		1.58		20,803	145
12.09	(1.30)	1.40		1.40		1.69		17,674	124
12.55	(21.73)	1.37		1.38		1.12		20,448	165
19.12	8.52	1.33		1.33		0.19		36,483	154

20.43	20.36 (d)	1.14	(e)	1.14	(e)	1.23	(e)	138	77	(d)
17.12	18.01	1.15		1.15		1.57		144	151
14.79	23.65	1.15		1.15		1.83		240	145
12.18	(1.04)	1.15		1.15		1.94		504	124
12.64	(21.54)	1.12		1.12		1.40		609	165
19.24	8.80	1.08		1.08		0.44		919	154

20.61	20.55 (d)	0.89	(e)	0.89	(e)	1.46	(e)	258	77	(d)
17.28	18.28	0.90		0.90		1.90		265	151
14.93	23.99	0.89		0.89		2.08		2,273	145
12.29	(0.86)	0.90		0.90		2.19		1,541	124
12.76	(21.32)	0.86		0.87		1.70		1,578	165
19.39	9.08	0.83		0.83		0.69		1,905	154

20.77	20.51 (d)	0.81	(e)	0.81	(e)	1.56	(e)	5,425	77	(d)
17.41	18.43	0.81		0.81		1.91		4,626	151
15.02	24.02	0.81		0.81		2.16		4,307	145
12.36	(0.69)	0.81		0.81		2.33		3,838	124
12.81	(21.26)	0.79		0.80		1.75		16,269	165
19.44	9.12	0.75		0.75		0.79		22,182	154

See Notes to Financial Statements.	363

Financial Highlights (continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2026(d)	$9.41	$0.20	$(0.18)	$0.02	$(0.21)	$–	$(0.21)
11/30/2025	9.31	0.40	0.12	0.52	(0.42)	–	(0.42)
11/30/2024	9.08	0.42	0.23	0.65	(0.42)	–	(0.42)
11/30/2023	9.34	0.39	(0.25)	0.14	(0.40)	–	(0.40)
11/30/2022	11.14	0.21	(1.70)	(1.49)	(0.27)	(0.04)	(0.31)
11/30/2021	11.69	0.11	(0.15)	(0.04)	(0.14)	(0.37)	(0.51)
Class C
5/31/2026(d)	9.37	0.17	(0.19)	(0.02)	(0.17)	–	(0.17)
11/30/2025	9.26	0.34	0.12	0.46	(0.35)	–	(0.35)
11/30/2024	9.04	0.36	0.22	0.58	(0.36)	–	(0.36)
11/30/2023	9.30	0.33	(0.25)	0.08	(0.34)	–	(0.34)
11/30/2022	11.08	0.15	(1.69)	(1.54)	(0.20)	(0.04)	(0.24)
11/30/2021	11.63	0.04	(0.15)	(0.11)	(0.07)	(0.37)	(0.44)
Class F
5/31/2026(d)	9.41	0.20	(0.17)	0.03	(0.21)	–	(0.21)
11/30/2025	9.31	0.41	0.11	0.52	(0.42)	–	(0.42)
11/30/2024	9.08	0.43	0.23	0.66	(0.43)	–	(0.43)
11/30/2023	9.34	0.39	(0.24)	0.15	(0.41)	–	(0.41)
11/30/2022	11.13	0.19	(1.66)	(1.47)	(0.28)	(0.04)	(0.32)
11/30/2021	11.68	0.12	(0.15)	(0.03)	(0.15)	(0.37)	(0.52)
Class F3
5/31/2026(d)	9.41	0.21	(0.17)	0.04	(0.22)	–	(0.22)
11/30/2025	9.31	0.43	0.11	0.54	(0.44)	–	(0.44)
11/30/2024	9.08	0.45	0.22	0.67	(0.44)	–	(0.44)
11/30/2023	9.34	0.42	(0.26)	0.16	(0.42)	–	(0.42)
11/30/2022	11.13	0.24	(1.70)	(1.46)	(0.29)	(0.04)	(0.33)
11/30/2021	11.69	0.14	(0.16)	(0.02)	(0.17)	(0.37)	(0.54)
Class I
5/31/2026(d)	9.41	0.21	(0.18)	0.03	(0.22)	–	(0.22)
11/30/2025	9.30	0.43	0.12	0.55	(0.44)	–	(0.44)
11/30/2024	9.07	0.44	0.23	0.67	(0.44)	–	(0.44)
11/30/2023	9.33	0.41	(0.25)	0.16	(0.42)	–	(0.42)
11/30/2022	11.13	0.26	(1.73)	(1.47)	(0.29)	(0.04)	(0.33)
11/30/2021	11.68	0.14	(0.15)	(0.01)	(0.17)	(0.37)	(0.54)
Class R2
5/31/2026(d)	9.42	0.18	(0.18)	–	(0.19)	–	(0.19)
11/30/2025	9.31	0.37	0.12	0.49	(0.38)	–	(0.38)
11/30/2024	9.08	0.38	0.23	0.61	(0.38)	–	(0.38)
11/30/2023	9.34	0.35	(0.25)	0.10	(0.36)	–	(0.36)
11/30/2022	11.14	0.17	(1.70)	(1.53)	(0.23)	(0.04)	(0.27)
11/30/2021	11.69	0.07	(0.15)	(0.08)	(0.10)	(0.37)	(0.47)

364	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (includes interest expense) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)(c)

$ 9.22	0.16	(e)	0.54	(f)	0.54	(f)	0.54	(f)	4.26	(f)	$683,714	191	(e)
9.41	5.70		0.55		0.55		0.55		4.36		708,116	453
9.31	7.24		0.55		0.55		0.56		4.55		704,956	449
9.08	1.52		0.56		0.56		0.56		4.24		617,453	509
9.34	(13.54)		0.57		0.57		0.57		2.14		476,618	541
11.14	(0.30)		0.58		0.57		0.58		1.01		646,894	492

9.18	(0.17	)(e)	1.19	(f)	1.19	(f)	1.19	(f)	3.61	(f)	41,000	191	(e)
9.37	5.11		1.22		1.22		1.22		3.69		42,456	453
9.26	6.48		1.18		1.18		1.18		3.92		44,166	449
9.04	0.88		1.17		1.17		1.17		3.63		27,521	509
9.30	(13.97)		1.19		1.19		1.19		1.50		19,226	541
11.08	(0.96)		1.22		1.22		1.22		0.38		29,523	492

9.23	0.32	(e)	0.44	(f)	0.44	(f)	0.44	(f)	4.36	(f)	52,384	191	(e)
9.41	5.80		0.45		0.45		0.45		4.47		52,116	453
9.31	7.35		0.45		0.45		0.46		4.65		74,423	449
9.08	1.62		0.45		0.45		0.45		4.25		59,852	509
9.34	(13.37)		0.48		0.48		0.48		1.89		81,612	541
11.13	(0.21)		0.48		0.47		0.48		1.11		342,050	492

9.23	0.40	(e)	0.27	(f)	0.27	(f)	0.27	(f)	4.53	(f)	841,656	191	(e)
9.41	5.98		0.28		0.28		0.28		4.64		845,212	453
9.31	7.53		0.29		0.29		0.29		4.81		746,271	449
9.08	1.78		0.30		0.29		0.30		4.51		560,700	509
9.34	(13.23)		0.31		0.31		0.31		2.43		362,923	541
11.13	(0.12)		0.30		0.30		0.30		1.28		442,421	492

9.22	0.28	(e)	0.30	(f)	0.30	(f)	0.34	(f)	4.50	(f)	3,018,967	191	(e)
9.41	6.06		0.31		0.31		0.35		4.60		3,310,669	453
9.30	7.50		0.32		0.31		0.36		4.78		2,883,358	449
9.07	1.76		0.32		0.32		0.36		4.50		1,972,014	509
9.33	(13.34)		0.33		0.33		0.37		2.68		1,165,866	541
11.13	(0.07)		0.34		0.33		0.38		1.25		534,313	492

9.23	(0.04	)(e)	0.94	(f)	0.94	(f)	0.94	(f)	3.86	(f)	96	191	(e)
9.42	5.39		0.95		0.95		0.95		3.97		489	453
9.31	6.82		0.95		0.95		0.95		4.15		638	449
9.08	1.11		0.96		0.95		0.96		3.82		384	509
9.34	(13.88)		0.97		0.97		0.98		1.65		368	541
11.14	(0.70)		0.98		0.97		0.98		0.60		850	492

See Notes to Financial Statements.	365

Financial Highlights (continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
5/31/2026(d)	$9.41	$0.18	$(0.17)	$0.01	$(0.19)	$–	$(0.19)
11/30/2025	9.31	0.38	0.11	0.49	(0.39)	–	(0.39)
11/30/2024	9.08	0.39	0.23	0.62	(0.39)	–	(0.39)
11/30/2023	9.34	0.36	(0.25)	0.11	(0.37)	–	(0.37)
11/30/2022	11.14	0.18	(1.70)	(1.52)	(0.24)	(0.04)	(0.28)
11/30/2021	11.69	0.08	(0.15)	(0.07)	(0.11)	(0.37)	(0.48)
Class R4
5/31/2026(d)	9.41	0.20	(0.19)	0.01	(0.20)	–	(0.20)
11/30/2025	9.31	0.40	0.11	0.51	(0.41)	–	(0.41)
11/30/2024	9.08	0.42	0.22	0.64	(0.41)	–	(0.41)
11/30/2023	9.34	0.39	(0.26)	0.13	(0.39)	–	(0.39)
11/30/2022	11.13	0.21	(1.70)	(1.49)	(0.26)	(0.04)	(0.30)
11/30/2021	11.68	0.11	(0.15)	(0.04)	(0.14)	(0.37)	(0.51)
Class R5
5/31/2026(d)	9.42	0.21	(0.19)	0.02	(0.21)	–	(0.21)
11/30/2025	9.31	0.42	0.12	0.54	(0.43)	–	(0.43)
11/30/2024	9.08	0.44	0.23	0.67	(0.44)	–	(0.44)
11/30/2023	9.34	0.41	(0.25)	0.16	(0.42)	–	(0.42)
11/30/2022	11.14	0.25	(1.72)	(1.47)	(0.29)	(0.04)	(0.33)
11/30/2021	11.69	0.13	(0.14)	(0.01)	(0.17)	(0.37)	(0.54)
Class R6
5/31/2026(d)	9.41	0.21	(0.18)	0.03	(0.22)	–	(0.22)
11/30/2025	9.30	0.43	0.12	0.55	(0.44)	–	(0.44)
11/30/2024	9.07	0.45	0.22	0.67	(0.44)	–	(0.44)
11/30/2023	9.34	0.41	(0.26)	0.15	(0.42)	–	(0.42)
11/30/2022	11.13	0.25	(1.71)	(1.46)	(0.29)	(0.04)	(0.33)
11/30/2021	11.68	0.14	(0.15)	(0.01)	(0.17)	(0.37)	(0.54)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Includes the effect of To-Be-Announced (TBA) transactions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.

366	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reim- bursements (includes interest expense) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)(c)

$ 9.23	0.12 (e)	0.84	(f)	0.84	(f)	0.84	(f)	3.96	(f)	$5,280	191	(e)
9.41	5.38	0.85		0.85		0.85		4.06		4,980	453
9.31	6.92	0.85		0.85		0.86		4.24		4,731	449
9.08	1.21	0.85		0.85		0.85		3.90		4,713	509
9.34	(13.80)	0.87		0.87		0.88		1.79		5,914	541
11.14	(0.60)	0.88		0.88		0.88		0.71		9,264	492

9.22	0.14 (e)	0.59	(f)	0.59	(f)	0.59	(f)	4.21	(f)	8,630	191	(e)
9.41	5.76	0.60		0.60		0.60		4.32		8,404	453
9.31	7.08	0.60		0.60		0.61		4.50		10,495	449
9.08	1.47	0.61		0.60		0.61		4.18		8,769	509
9.34	(13.50)	0.62		0.62		0.62		2.10		8,047	541
11.13	(0.36)	0.63		0.62		0.63		0.96		10,587	492

9.23	0.26 (e)	0.34	(f)	0.34	(f)	0.34	(f)	4.46	(f)	5,567	191	(e)
9.42	6.02	0.35		0.35		0.35		4.56		5,459	453
9.31	7.46	0.35		0.35		0.36		4.75		5,794	449
9.08	1.72	0.36		0.36		0.36		4.50		3,764	509
9.34	(13.36)	0.37		0.37		0.37		2.51		1,782	541
11.14	(0.10)	0.38		0.37		0.38		1.20		1,443	492

9.22	0.30 (e)	0.27	(f)	0.27	(f)	0.27	(f)	4.53	(f)	65,513	191	(e)
9.41	6.10	0.28		0.28		0.28		4.64		64,938	453
9.30	7.53	0.29		0.29		0.29		4.81		47,577	449
9.07	1.78	0.30		0.30		0.30		4.49		42,245	509
9.34	(13.32)	0.31		0.31		0.31		2.52		36,072	541
11.13	(0.03)	0.30		0.30		0.30		1.29		30,405	492

See Notes to Financial Statements.	367

Financial Highlights (continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2026(d)	$13.06	$0.30	$(0.26)	$0.04	$(0.32)	$–	$(0.32)
11/30/2025	12.96	0.62	0.13	0.75	(0.65)	–	(0.65)
11/30/2024	12.56	0.68	0.40	1.08	(0.68)	–	(0.68)
11/30/2023	12.87	0.61	(0.28)	0.33	(0.64)	–	(0.64)
11/30/2022	15.38	0.40	(2.44)	(2.04)	(0.46)	(0.01)	(0.47)
11/30/2021	15.78	0.33	(0.14)	0.19	(0.42)	(0.17)	(0.59)
Class C
5/31/2026(d)	13.07	0.25	(0.26)	(0.01)	(0.27)	–	(0.27)
11/30/2025	12.97	0.53	0.13	0.66	(0.56)	–	(0.56)
11/30/2024	12.56	0.60	0.41	1.01	(0.60)	–	(0.60)
11/30/2023	12.87	0.53	(0.29)	0.24	(0.55)	–	(0.55)
11/30/2022	15.38	0.31	(2.44)	(2.13)	(0.37)	(0.01)	(0.38)
11/30/2021	15.78	0.23	(0.14)	0.09	(0.32)	(0.17)	(0.49)
Class F
5/31/2026(d)	13.05	0.30	(0.26)	0.04	(0.32)	–	(0.32)
11/30/2025	12.95	0.64	0.12	0.76	(0.66)	–	(0.66)
11/30/2024	12.54	0.69	0.41	1.10	(0.69)	–	(0.69)
11/30/2023	12.86	0.59	(0.26)	0.33	(0.65)	–	(0.65)
11/30/2022	15.36	0.39	(2.40)	(2.01)	(0.48)	(0.01)	(0.49)
11/30/2021	15.76	0.34	(0.14)	0.20	(0.43)	(0.17)	(0.60)
Class F3
5/31/2026(d)	13.06	0.32	(0.27)	0.05	(0.33)	–	(0.33)
11/30/2025	12.96	0.66	0.13	0.79	(0.69)	–	(0.69)
11/30/2024	12.56	0.72	0.40	1.12	(0.72)	–	(0.72)
11/30/2023	12.87	0.65	(0.29)	0.36	(0.67)	–	(0.67)
11/30/2022	15.37	0.44	(2.42)	(1.98)	(0.51)	(0.01)	(0.52)
11/30/2021	15.77	0.36	(0.13)	0.23	(0.46)	(0.17)	(0.63)
Class I
5/31/2026(d)	13.05	0.31	(0.26)	0.05	(0.33)	–	(0.33)
11/30/2025	12.95	0.65	0.13	0.78	(0.68)	–	(0.68)
11/30/2024	12.54	0.70	0.42	1.12	(0.71)	–	(0.71)
11/30/2023	12.86	0.64	(0.30)	0.34	(0.66)	–	(0.66)
11/30/2022	15.37	0.47	(2.48)	(2.01)	(0.49)	(0.01)	(0.50)
11/30/2021	15.77	0.37	(0.15)	0.22	(0.45)	(0.17)	(0.62)
Class R3
5/31/2026(d)	13.06	0.28	(0.26)	0.02	(0.30)	–	(0.30)
11/30/2025	12.96	0.58	0.13	0.71	(0.61)	–	(0.61)
11/30/2024	12.55	0.63	0.42	1.05	(0.64)	–	(0.64)
11/30/2023	12.86	0.57	(0.28)	0.29	(0.60)	–	(0.60)
11/30/2022	15.37	0.36	(2.44)	(2.08)	(0.42)	(0.01)	(0.43)
11/30/2021	15.77	0.28	(0.14)	0.14	(0.37)	(0.17)	(0.54)

368	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (includes interest expense) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)(c)

$12.78	0.27	(e)	0.62	(f)	0.62	(f)	0.62	(f)	4.63	(f)	$367,339	199	(e)
13.06	6.00		0.65		0.65		0.65		4.85		352,965	448
12.96	8.78		0.63		0.63		0.63		5.26		302,459	377
12.56	2.59		0.65		0.65		0.65		4.81		146,294	451
12.87	(13.38)		0.68		0.68		0.69		2.93		92,635	407
15.38	1.23		0.68		0.68		0.73		2.12		76,162	258

12.79	(0.06	)(e)	1.30	(f)	1.30	(f)	1.30	(f)	3.96	(f)	43,158	199	(e)
13.07	5.28		1.34		1.34		1.34		4.16		42,777	448
12.97	8.17		1.28		1.28		1.28		4.62		32,824	377
12.56	1.93		1.30		1.30		1.30		4.22		14,742	451
12.87	(13.94)		1.33		1.33		1.34		2.23		5,380	407
15.38	0.57		1.33		1.33		1.38		1.50		5,550	258

12.77	0.32	(e)	0.52	(f)	0.52	(f)	0.52	(f)	4.73	(f)	11,614	199	(e)
13.05	6.11		0.55		0.55		0.55		4.98		11,934	448
12.95	8.97		0.53		0.53		0.53		5.41		19,311	377
12.54	2.61		0.53		0.53		0.53		4.60		20,366	451
12.86	(13.25)		0.58		0.58		0.59		2.78		111,760	407
15.36	1.32		0.58		0.58		0.62		2.18		274,812	258

12.78	0.49	(e)	0.34	(f)	0.34	(f)	0.34	(f)	4.92	(f)	259,186	199	(e)
13.06	6.32		0.35		0.35		0.35		5.15		231,182	448
12.96	9.08		0.36		0.35		0.36		5.56		196,708	377
12.56	2.87		0.38		0.37		0.38		5.13		115,395	451
12.87	(13.06)		0.39		0.39		0.40		3.22		47,207	407
15.37	1.51		0.38		0.38		0.43		2.32		34,554	258

12.77	0.37	(e)	0.42	(f)	0.42	(f)	0.42	(f)	4.83	(f)	4,404,996	199	(e)
13.05	6.21		0.45		0.45		0.45		5.05		3,753,216	448
12.95	9.08		0.43		0.43		0.43		5.46		2,834,800	377
12.54	2.71		0.45		0.45		0.45		5.07		1,151,379	451
12.86	(13.21)		0.48		0.47		0.48		3.58		411,464	407
15.37	1.42		0.48		0.48		0.54		2.40		13,423	258

12.78	0.12	(e)	0.92	(f)	0.92	(f)	0.92	(f)	4.33	(f)	1,484	199	(e)
13.06	5.68		0.95		0.95		0.95		4.55		945	448
12.96	8.54		0.94		0.93		0.94		4.90		928	377
12.55	2.28		0.95		0.94		0.95		4.52		224	451
12.86	(13.64)		0.98		0.98		0.99		2.60		155	407
15.37	0.93		0.98		0.98		1.03		1.84		159	258

See Notes to Financial Statements.	369

Financial Highlights (continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
5/31/2026(d)	$13.06	$0.29	$(0.26)	$0.03	$(0.31)	$–	$(0.31)
11/30/2025	12.96	0.62	0.13	0.75	(0.65)	–	(0.65)
11/30/2024	12.56	0.67	0.40	1.07	(0.67)	–	(0.67)
11/30/2023	12.87	0.60	(0.28)	0.32	(0.63)	–	(0.63)
11/30/2022	15.37	0.38	(2.41)	(2.03)	(0.46)	(0.01)	(0.47)
11/30/2021	15.77	0.32	(0.14)	0.18	(0.41)	(0.17)	(0.58)
Class R5
5/31/2026(d)	13.06	0.31	(0.26)	0.05	(0.33)	–	(0.33)
11/30/2025	12.96	0.65	0.13	0.78	(0.68)	–	(0.68)
11/30/2024	12.56	0.71	0.40	1.11	(0.71)	–	(0.71)
11/30/2023	12.87	0.64	(0.29)	0.35	(0.66)	–	(0.66)
11/30/2022	15.38	0.43	(2.44)	(2.01)	(0.49)	(0.01)	(0.50)
11/30/2021	15.77	0.36	(0.13)	0.23	(0.45)	(0.17)	(0.62)
Class R6
5/31/2026(d)	13.06	0.32	(0.26)	0.06	(0.33)	–	(0.33)
11/30/2025	12.96	0.66	0.13	0.79	(0.69)	–	(0.69)
11/30/2024	12.56	0.71	0.41	1.12	(0.72)	–	(0.72)
11/30/2023	12.87	0.65	(0.29)	0.36	(0.67)	–	(0.67)
11/30/2022	15.38	0.46	(2.46)	(2.00)	(0.50)	(0.01)	(0.51)
11/30/2021	15.78	0.38	(0.14)	0.24	(0.47)	(0.17)	(0.64)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Includes the effect of To-Be-Announced (TBA) transactions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.

370	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (includes interest expense) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)(c)

$12.78	0.25	(e)	0.67	(f)	0.67	(f)	0.67	(f)	4.58	(f)	$2,467	199	(e)
13.06	5.95		0.70		0.70		0.70		4.80		2,337	448
12.96	8.72		0.69		0.68		0.69		5.16		1,976	377
12.56	2.54		0.70		0.70		0.70		4.75		493	451
12.87	(13.36)		0.73		0.73		0.74		2.76		295	407
15.37	1.18		0.73		0.73		0.77		2.06		379	258

12.78	0.38	(e)	0.41	(f)	0.41	(f)	0.41	(f)	4.84	(f)	31	199	(e)
13.06	6.21		0.44		0.44		0.44		5.05		28	448
12.96	9.00		0.43		0.42		0.43		5.50		25	377
12.56	2.80		0.42		0.42		0.42		5.02		15	451
12.87	(13.19)		0.46		0.46		0.46		3.09		10	407
15.38	1.49		0.48		0.46		0.50		2.35		11	258

12.79	0.49	(e)	0.34	(f)	0.34	(f)	0.34	(f)	4.92	(f)	40,704	199	(e)
13.06	6.32		0.35		0.35		0.35		5.14		36,165	448
12.96	9.07		0.36		0.35		0.36		5.54		24,223	377
12.56	2.87		0.38		0.37		0.38		5.08		4,193	451
12.87	(13.12)		0.39		0.39		0.40		3.42		3,380	407
15.38	1.53		0.38		0.38		0.44		2.44		1,061	258

See Notes to Financial Statements.	371

Financial Highlights (continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
5/31/2026(c)	$8.06	$0.26	$(0.06)	$0.20	$(0.26)	$8.00
11/30/2025	8.18	0.58	(0.13)	0.45	(0.57)	8.06
11/30/2024	8.07	0.69	0.10	0.79	(0.68)	8.18
11/30/2023	7.89	0.67	0.17	0.84	(0.66)	8.07
11/30/2022	8.37	0.37	(0.48)	(0.11)	(0.37)	7.89
11/30/2021	8.20	0.33	0.16	0.49	(0.32)	8.37
Class C
5/31/2026(c)	8.07	0.23	(0.07)	0.16	(0.23)	8.00
11/30/2025	8.18	0.53	(0.12)	0.41	(0.52)	8.07
11/30/2024	8.08	0.64	0.09	0.73	(0.63)	8.18
11/30/2023	7.89	0.62	0.18	0.80	(0.61)	8.08
11/30/2022	8.37	0.32	(0.48)	(0.16)	(0.32)	7.89
11/30/2021	8.20	0.27	0.17	0.44	(0.27)	8.37
Class F
5/31/2026(c)	8.06	0.26	(0.07)	0.19	(0.26)	7.99
11/30/2025	8.17	0.59	(0.12)	0.47	(0.58)	8.06
11/30/2024	8.06	0.70	0.10	0.80	(0.69)	8.17
11/30/2023	7.88	0.66	0.18	0.84	(0.66)	8.06
11/30/2022	8.36	0.35	(0.45)	(0.10)	(0.38)	7.88
11/30/2021	8.19	0.33	0.17	0.50	(0.33)	8.36
Class F3
5/31/2026(c)	8.07	0.27	(0.06)	0.21	(0.27)	8.01
11/30/2025	8.19	0.60	(0.12)	0.48	(0.60)	8.07
11/30/2024	8.08	0.71	0.10	0.81	(0.70)	8.19
11/30/2023	7.90	0.69	0.17	0.86	(0.68)	8.08
11/30/2022	8.38	0.40	(0.49)	(0.09)	(0.39)	7.90
11/30/2021	8.21	0.35	0.17	0.52	(0.35)	8.38
Class I
5/31/2026(c)	8.07	0.27	(0.07)	0.20	(0.27)	8.00
11/30/2025	8.18	0.59	(0.11)	0.48	(0.59)	8.07
11/30/2024	8.08	0.71	0.08	0.79	(0.69)	8.18
11/30/2023	7.89	0.69	0.17	0.86	(0.67)	8.08
11/30/2022	8.37	0.41	(0.50)	(0.09)	(0.39)	7.89
11/30/2021	8.20	0.34	0.17	0.51	(0.34)	8.37
Class R2
5/31/2026(c)	8.07	0.24	(0.06)	0.18	(0.24)	8.01
11/30/2025	8.19	0.54	(0.12)	0.42	(0.54)	8.07
11/30/2024	8.08	0.66	0.10	0.76	(0.65)	8.19
11/30/2023	7.90	0.63	0.17	0.80	(0.62)	8.08
11/30/2022	8.38	0.35	(0.49)	(0.14)	(0.34)	7.90
11/30/2021	8.20	0.29	0.18	0.47	(0.29)	8.38

372	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

2.49	(d)	0.81	(e)	0.81	(e)	6.48	(e)	$1,333,314	41	(d)
5.75		0.81		0.81		7.15		1,432,175	83
10.10		0.80		0.80		8.45		1,529,999	105
10.99		0.80		0.80		8.39		1,596,618	71
(1.31)		0.80		0.80		4.60		1,882,335	85
6.07		0.79		0.79		3.87		1,981,600	87

2.05	(d)	1.44	(e)	1.44	(e)	5.85	(e)	188,383	41	(d)
5.22		1.43		1.43		6.53		215,335	83
9.30		1.41		1.41		7.85		269,268	105
10.43		1.44		1.44		7.74		331,798	71
(1.93)		1.43		1.43		3.96		441,112	85
5.42		1.41		1.41		3.26		499,850	87

2.42	(d)	0.71	(e)	0.71	(e)	6.58	(e)	128,527	41	(d)
5.98		0.71		0.71		7.26		141,638	83
10.08		0.70		0.70		8.57		180,989	105
11.24		0.71		0.71		8.28		237,963	71
(1.22)		0.69		0.69		4.24		869,845	85
6.17		0.69		0.69		3.96		2,999,065	87

2.64	(d)	0.53	(e)	0.53	(e)	6.76	(e)	87,590	41	(d)
6.04		0.53		0.53		7.42		90,869	83
10.40		0.53		0.53		8.73		84,008	105
11.28		0.54		0.54		8.60		90,205	71
(1.04)		0.53		0.53		4.95		178,268	85
6.34		0.53		0.53		4.12		137,808	87

2.47	(d)	0.61	(e)	0.61	(e)	6.68	(e)	2,489,011	41	(d)
6.09		0.61		0.61		7.35		2,568,365	83
10.19		0.60		0.60		8.65		2,595,978	105
11.35		0.60		0.60		8.60		2,579,223	71
(1.11)		0.60		0.60		5.05		2,954,554	85
6.28		0.59		0.59		4.06		1,133,927	87

2.16	(d)	1.21	(e)	1.21	(e)	6.08	(e)	614	41	(d)
5.33		1.21		1.21		6.73		743	83
9.67		1.20		1.20		8.06		665	105
10.54		1.20		1.20		7.95		760	71
(1.70)		1.20		1.20		4.28		1,086	85
5.78		1.19		1.19		3.48		965	87

See Notes to Financial Statements.	373

Financial Highlights (continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R3
5/31/2026(c)	$8.07	$0.25	$(0.07)	$0.18	$(0.25)	$8.00
11/30/2025	8.18	0.55	(0.11)	0.44	(0.55)	8.07
11/30/2024	8.07	0.66	0.10	0.76	(0.65)	8.18
11/30/2023	7.89	0.65	0.16	0.81	(0.63)	8.07
11/30/2022	8.37	0.36	(0.49)	(0.13)	(0.35)	7.89
11/30/2021	8.20	0.30	0.17	0.47	(0.30)	8.37
Class R4
5/31/2026(c)	8.06	0.26	(0.06)	0.20	(0.26)	8.00
11/30/2025	8.18	0.57	(0.12)	0.45	(0.57)	8.06
11/30/2024	8.07	0.69	0.09	0.78	(0.67)	8.18
11/30/2023	7.89	0.67	0.16	0.83	(0.65)	8.07
11/30/2022	8.37	0.36	(0.47)	(0.11)	(0.37)	7.89
11/30/2021	8.20	0.32	0.17	0.49	(0.32)	8.37
Class R5
5/31/2026(c)	8.08	0.27	(0.07)	0.20	(0.27)	8.01
11/30/2025	8.19	0.59	(0.11)	0.48	(0.59)	8.08
11/30/2024	8.08	0.71	0.09	0.80	(0.69)	8.19
11/30/2023	7.90	0.69	0.16	0.85	(0.67)	8.08
11/30/2022	8.38	0.39	(0.48)	(0.09)	(0.39)	7.90
11/30/2021	8.21	0.34	0.17	0.51	(0.34)	8.38
Class R6
5/31/2026(c)	8.07	0.27	(0.06)	0.21	(0.27)	8.01
11/30/2025	8.19	0.60	(0.12)	0.48	(0.60)	8.07
11/30/2024	8.08	0.71	0.10	0.81	(0.70)	8.19
11/30/2023	7.90	0.68	0.18	0.86	(0.68)	8.08
11/30/2022	8.38	0.39	(0.48)	(0.09)	(0.39)	7.90
11/30/2021	8.20	0.35	0.18	0.53	(0.35)	8.38

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

374	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

2.21	(d)	1.11	(e)	1.11	(e)	6.18	(e)	$ 70,680	41	(d)
5.56		1.11		1.11		6.85		72,687	83
9.64		1.10		1.10		8.14		100,063	105
10.80		1.10		1.10		8.13		86,913	71
(1.60)		1.10		1.10		4.48		76,898	85
5.76		1.09		1.09		3.58		51,915	87

2.47	(d)	0.86	(e)	0.86	(e)	6.42	(e)	1,308	41	(d)
5.69		0.86		0.86		7.10		1,196	83
10.05		0.85		0.85		8.42		1,377	105
10.93		0.85		0.85		8.36		1,532	71
(1.36)		0.84		0.84		4.36		1,746	85
6.02		0.84		0.84		3.83		2,680	87

2.47	(d)	0.61	(e)	0.61	(e)	6.67	(e)	2,848	41	(d)
6.09		0.61		0.61		7.32		2,780	83
10.32		0.60		0.60		8.64		2,205	105
11.21		0.60		0.60		8.64		2,004	71
(1.11)		0.60		0.60		4.73		2,123	85
6.28		0.59		0.59		4.08		2,975	87

2.64	(d)	0.53	(e)	0.53	(e)	6.76	(e)	44,756	41	(d)
6.04		0.53		0.53		7.43		45,028	83
10.40		0.53		0.53		8.71		46,421	105
11.28		0.54		0.54		8.56		39,119	71
(1.04)		0.53		0.53		4.83		71,452	85
6.48		0.53		0.53		4.15		95,334	87

See Notes to Financial Statements.	375

Financial Highlights (continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
5/31/2026(c)	$6.38	$0.22	$(0.07)	$0.15	$(0.22)	$–	$(0.22)
11/30/2025	6.45	0.44	(0.06)	0.38	(0.45)	–	(0.45)
11/30/2024	6.13	0.45	0.32	0.77	(0.45)	–	(0.45)
11/30/2023	6.20	0.38	(0.05)	0.33	(0.40)	–	(0.40)
11/30/2022	7.43	0.35	(1.20)	(0.85)	(0.37)	(0.01)	(0.38)
11/30/2021	7.30	0.35	0.14	0.49	(0.36)	–	(0.36)
Class C
5/31/2026(c)	6.34	0.20	(0.06)	0.14	(0.20)	–	(0.20)
11/30/2025	6.42	0.40	(0.07)	0.33	(0.41)	–	(0.41)
11/30/2024	6.10	0.41	0.32	0.73	(0.41)	–	(0.41)
11/30/2023	6.17	0.34	(0.05)	0.29	(0.36)	–	(0.36)
11/30/2022	7.39	0.31	(1.19)	(0.88)	(0.33)	(0.01)	(0.34)
11/30/2021	7.27	0.30	0.13	0.43	(0.31)	–	(0.31)
Class F
5/31/2026(c)	6.37	0.22	(0.06)	0.16	(0.23)	–	(0.23)
11/30/2025	6.44	0.45	(0.06)	0.39	(0.46)	–	(0.46)
11/30/2024	6.12	0.45	0.33	0.78	(0.46)	–	(0.46)
11/30/2023	6.19	0.38	(0.05)	0.33	(0.40)	–	(0.40)
11/30/2022	7.42	0.36	(1.20)	(0.84)	(0.38)	(0.01)	(0.39)
11/30/2021	7.30	0.35	0.14	0.49	(0.37)	–	(0.37)
Class F3
5/31/2026(c)	6.41	0.23	(0.06)	0.17	(0.23)	–	(0.23)
11/30/2025	6.48	0.46	(0.05)	0.41	(0.48)	–	(0.48)
11/30/2024	6.16	0.47	0.32	0.79	(0.47)	–	(0.47)
11/30/2023	6.23	0.41	(0.06)	0.35	(0.42)	–	(0.42)
11/30/2022	7.46	0.37	(1.20)	(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.34	0.37	0.13	0.50	(0.38)	–	(0.38)
Class I
5/31/2026(c)	6.41	0.23	(0.07)	0.16	(0.23)	–	(0.23)
11/30/2025	6.48	0.46	(0.06)	0.40	(0.47)	–	(0.47)
11/30/2024	6.16	0.46	0.33	0.79	(0.47)	–	(0.47)
11/30/2023	6.23	0.40	(0.06)	0.34	(0.41)	–	(0.41)
11/30/2022	7.46	0.36	(1.19)	(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.34	0.36	0.14	0.50	(0.38)	–	(0.38)
Class R2
5/31/2026(c)	6.41	0.21	(0.06)	0.15	(0.21)	–	(0.21)
11/30/2025	6.49	0.42	(0.07)	0.35	(0.43)	–	(0.43)
11/30/2024	6.17	0.43	0.32	0.75	(0.43)	–	(0.43)
11/30/2023	6.24	0.36	(0.05)	0.31	(0.38)	–	(0.38)
11/30/2022	7.47	0.33	(1.20)	(0.87)	(0.35)	(0.01)	(0.36)
11/30/2021	7.35	0.32	0.13	0.45	(0.33)	–	(0.33)

376	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$6.31	2.46	(d)	0.90	(e)	0.91	(e)	6.97	(e)	$713,767	41	(d)
6.38	6.22		0.92		0.93		6.97		716,662	79
6.45	12.96		0.92		0.93		7.07		736,258	82
6.13	5.50		0.92		0.92		6.28		708,970	84
6.20	(11.62)		0.89		0.90		5.24		799,529	106
7.43	6.74		0.88		0.88		4.59		1,089,069	113

6.28	2.29	(d)	1.54	(e)	1.54	(e)	6.33	(e)	80,578	41	(d)
6.34	5.38		1.56		1.56		6.33		85,896	79
6.42	12.30		1.53		1.54		6.46		108,368	82
6.10	4.85		1.54		1.54		5.64		128,213	84
6.17	(12.12)		1.52		1.52		4.61		166,372	106
7.39	5.94		1.50		1.50		3.96		258,441	113

6.30	2.51	(d)	0.80	(e)	0.81	(e)	7.07	(e)	56,245	41	(d)
6.37	6.32		0.82		0.83		7.07		59,583	79
6.44	12.90		0.82		0.83		7.15		77,748	82
6.12	5.77		0.82		0.82		6.22		133,738	84
6.19	(11.56)		0.79		0.80		5.22		456,720	106
7.42	6.70		0.77		0.77		4.68		2,239,174	113

6.35	2.61	(d)	0.61	(e)	0.61	(e)	7.26	(e)	453,724	41	(d)
6.41	6.54		0.62		0.62		7.27		471,017	79
6.48	13.28		0.61		0.62		7.38		478,251	82
6.16	5.83		0.61		0.61		6.60		440,078	84
6.23	(11.29)		0.60		0.60		5.54		558,736	106
7.46	6.90		0.59		0.59		4.88		737,768	113

6.34	2.56	(d)	0.70	(e)	0.71	(e)	7.17	(e)	1,603,043	41	(d)
6.41	6.44		0.72		0.73		7.17		1,650,915	79
6.48	13.16		0.72		0.73		7.27		1,605,857	82
6.16	5.72		0.72		0.72		6.48		1,612,167	84
6.23	(11.37)		0.69		0.70		5.46		1,753,902	106
7.46	6.80		0.67		0.67		4.78		1,759,013	113

6.35	2.42	(d)	1.31	(e)	1.31	(e)	6.58	(e)	4,677	41	(d)
6.41	5.64		1.32		1.32		6.57		5,506	79
6.49	12.48		1.32		1.33		6.67		5,703	82
6.17	5.09		1.32		1.32		5.91		5,265	84
6.24	(11.88)		1.29		1.30		4.85		4,736	106
7.47	6.17		1.27		1.28		4.19		6,381	113

See Notes to Financial Statements.	377

Financial Highlights (continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R3
5/31/2026(c)	$6.41	$0.21	$(0.05)	$0.16	$(0.22)	$–	$(0.22)
11/30/2025	6.49	0.43	(0.07)	0.36	(0.44)	–	(0.44)
11/30/2024	6.17	0.43	0.33	0.76	(0.44)	–	(0.44)
11/30/2023	6.24	0.37	(0.06)	0.31	(0.38)	–	(0.38)
11/30/2022	7.47	0.33	(1.20)	(0.87)	(0.35)	(0.01)	(0.36)
11/30/2021	7.35	0.32	0.14	0.46	(0.34)	–	(0.34)
Class R4
5/31/2026(c)	6.37	0.22	(0.06)	0.16	(0.22)	–	(0.22)
11/30/2025	6.45	0.44	(0.07)	0.37	(0.45)	–	(0.45)
11/30/2024	6.13	0.44	0.33	0.77	(0.45)	–	(0.45)
11/30/2023	6.20	0.38	(0.05)	0.33	(0.40)	–	(0.40)
11/30/2022	7.43	0.35	(1.20)	(0.85)	(0.37)	(0.01)	(0.38)
11/30/2021	7.30	0.34	0.14	0.48	(0.35)	–	(0.35)
Class R5
5/31/2026(c)	6.40	0.23	(0.06)	0.17	(0.23)	–	(0.23)
11/30/2025	6.48	0.46	(0.07)	0.39	(0.47)	–	(0.47)
11/30/2024	6.16	0.46	0.33	0.79	(0.47)	–	(0.47)
11/30/2023	6.23	0.40	(0.06)	0.34	(0.41)	–	(0.41)
11/30/2022	7.46	0.36	(1.19)	(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.33	0.36	0.15	0.51	(0.38)	–	(0.38)
Class R6
5/31/2026(c)	6.41	0.23	(0.07)	0.16	(0.23)	–	(0.23)
11/30/2025	6.49	0.46	(0.06)	0.40	(0.48)	–	(0.48)
11/30/2024	6.16	0.47	0.33	0.80	(0.47)	–	(0.47)
11/30/2023	6.23	0.40	(0.05)	0.35	(0.42)	–	(0.42)
11/30/2022	7.46	0.37	(1.20)	(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.34	0.37	0.13	0.50	(0.38)	–	(0.38)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

378	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$6.35	2.47	(d)	1.20	(e)	1.21	(e)	6.67	(e)	$89,181	41	(d)
6.41	5.75		1.22		1.23		6.67		88,582	79
6.49	12.59		1.22		1.23		6.77		83,982	82
6.17	5.19		1.22		1.22		5.99		82,376	84
6.24	(11.80)		1.19		1.20		4.94		85,877	106
7.47	6.27		1.17		1.18		4.29		113,623	113

6.31	2.59	(d)	0.96	(e)	0.96	(e)	6.92	(e)	33,233	41	(d)
6.37	6.00		0.97		0.98		6.92		37,165	79
6.45	12.91		0.97		0.98		7.02		59,760	82
6.13	5.45		0.97		0.97		6.21		60,932	84
6.20	(11.67)		0.94		0.95		5.20		76,122	106
7.43	6.69		0.92		0.93		4.54		96,477	113

6.34	2.72	(d)	0.70	(e)	0.70	(e)	7.17	(e)	35,776	41	(d)
6.40	6.27		0.73		0.73		7.17		36,937	79
6.48	13.16		0.72		0.73		7.27		172,736	82
6.16	5.89		0.72		0.72		6.47		184,673	84
6.23	(11.52)		0.69		0.70		5.45		213,656	106
7.46	6.95		0.67		0.68		4.80		267,722	113

6.34	2.61	(d)	0.61	(e)	0.61	(e)	7.26	(e)	198,837	41	(d)
6.41	6.38		0.62		0.62		7.27		223,547	79
6.49	13.45		0.61		0.62		7.38		346,832	82
6.16	5.83		0.61		0.61		6.57		466,516	84
6.23	(11.29)		0.60		0.60		5.55		581,901	106
7.46	6.90		0.58		0.59		4.88		700,615	113

See Notes to Financial Statements.	379

Financial Highlights (continued)

INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2026(d)	$2.48	$0.06	$(0.05)	$0.01	$(0.06)	$–	$(0.06)
11/30/2025	2.47	0.13	0.01	0.14	(0.13)	–	(0.13)
11/30/2024	2.37	0.13	0.10	0.23	(0.13)	–	(0.13)
11/30/2023	2.40	0.11	(0.02)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	(0.01)	0.07	(0.09)	–	(0.09)
Class C
5/31/2026(d)	2.49	0.05	(0.04)	0.01	(0.06)	–	(0.06)
11/30/2025	2.48	0.11	0.02	0.13	(0.12)	–	(0.12)
11/30/2024	2.38	0.11	0.11	0.22	(0.12)	–	(0.12)
11/30/2023	2.41	0.10	(0.03)	0.07	(0.10)	–	(0.10)
11/30/2022	3.00	0.07	(0.53)	(0.46)	(0.08)	(0.05)	(0.13)
11/30/2021	3.02	0.06	(0.01)	0.05	(0.07)	–	(0.07)
Class F
5/31/2026(d)	2.48	0.06	(0.05)	0.01	(0.07)	–	(0.07)
11/30/2025	2.46	0.13	0.03	0.16	(0.14)	–	(0.14)
11/30/2024	2.36	0.13	0.10	0.23	(0.13)	–	(0.13)
11/30/2023	2.40	0.11	(0.03)	0.08	(0.12)	–	(0.12)
11/30/2022	2.99	0.08	(0.52)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	(0.01)	0.07	(0.09)	–	(0.09)
Class F3
5/31/2026(d)	2.48	0.06	(0.04)	0.02	(0.07)	–	(0.07)
11/30/2025	2.47	0.13	0.02	0.15	(0.14)	–	(0.14)
11/30/2024	2.37	0.13	0.11	0.24	(0.14)	–	(0.14)
11/30/2023	2.40	0.12	(0.03)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.52)	(0.43)	(0.11)	(0.05)	(0.16)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
Class I
5/31/2026(d)	2.49	0.06	(0.05)	0.01	(0.07)	–	(0.07)
11/30/2025	2.47	0.13	0.03	0.16	(0.14)	–	(0.14)
11/30/2024	2.37	0.13	0.11	0.24	(0.14)	–	(0.14)
11/30/2023	2.40	0.12	(0.03)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
Class R2
5/31/2026(d)	2.50	0.06	(0.05)	0.01	(0.06)	–	(0.06)
11/30/2025	2.49	0.12	0.02	0.14	(0.13)	–	(0.13)
11/30/2024	2.38	0.12	0.11	0.23	(0.12)	–	(0.12)
11/30/2023	2.42	0.10	(0.03)	0.07	(0.11)	–	(0.11)
11/30/2022	3.01	0.08	(0.53)	(0.45)	(0.09)	(0.05)	(0.14)
11/30/2021	3.03	0.06	–	0.06	(0.08)	–	(0.08)

380	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)(c)

$2.43	0.60	(e)	0.70	(f)	0.70	(f)	4.97	(f)	$1,435,099	74	(e)
2.48	6.09		0.71		0.71		5.18		1,424,019	243
2.47	10.00		0.71		0.71		5.16		1,314,954	190
2.37	3.75		0.73		0.73		4.64		1,004,478	108
2.40	(15.22)		0.74		0.75		3.29		967,719	158
2.99	2.38		0.73		0.73		2.53		1,275,012	112

2.44	0.28	(e)	1.35	(f)	1.35	(f)	4.32	(f)	49,886	74	(e)
2.49	5.39		1.37		1.37		4.52		50,782	243
2.48	9.31		1.33		1.33		4.53		54,883	190
2.38	3.13		1.34		1.34		4.01		41,941	108
2.41	(15.68)		1.37		1.37		2.61		45,245	158
3.00	1.74		1.36		1.36		1.90		81,240	112

2.42	0.23	(e)	0.60	(f)	0.60	(f)	5.07	(f)	21,803	74	(e)
2.48	6.63		0.61		0.61		5.29		28,557	243
2.46	10.14		0.61		0.61		5.23		33,895	190
2.36	3.42		0.63		0.63		4.64		55,509	108
2.40	(15.14)		0.64		0.64		3.08		111,920	158
2.99	2.48		0.63		0.63		2.62		570,553	112

2.43	0.73	(e)	0.43	(f)	0.43	(f)	5.25	(f)	2,376,327	74	(e)
2.48	6.38		0.43		0.43		5.45		2,220,334	243
2.47	10.29		0.45		0.45		5.43		1,770,605	190
2.37	4.03		0.45		0.45		4.94		1,184,461	108
2.40	(14.98)		0.46		0.46		3.59		849,235	158
2.99	2.66		0.45		0.45		2.79		985,589	112

2.43	0.29	(e)	0.50	(f)	0.50	(f)	5.17	(f)	2,426,648	74	(e)
2.49	6.73		0.51		0.51		5.39		2,286,436	243
2.47	10.22		0.51		0.51		5.36		2,327,403	190
2.37	3.96		0.52		0.52		4.93		1,221,977	108
2.40	(15.05)		0.54		0.55		3.72		429,047	158
2.99	2.58		0.53		0.53		2.73		135,925	112

2.45	0.41	(e)	1.10	(f)	1.10	(f)	4.58	(f)	676	74	(e)
2.50	5.66		1.11		1.11		4.77		875	243
2.49	9.99		1.11		1.11		4.75		690	190
2.38	2.92		1.13		1.13		4.18		815	108
2.42	(15.43)		1.14		1.15		2.90		1,107	158
3.01	1.98		1.13		1.13		2.14		1,350	112

See Notes to Financial Statements.	381

Financial Highlights (continued)

INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
5/31/2026(d)	$2.49	$0.06	$(0.05)	$0.01	$(0.06)	$–	$(0.06)
11/30/2025	2.48	0.12	0.02	0.14	(0.13)	–	(0.13)
11/30/2024	2.37	0.12	0.12	0.24	(0.13)	–	(0.13)
11/30/2023	2.41	0.10	(0.03)	0.07	(0.11)	–	(0.11)
11/30/2022	3.00	0.08	(0.53)	(0.45)	(0.09)	(0.05)	(0.14)
11/30/2021	3.02	0.07	(0.01)	0.06	(0.08)	–	(0.08)
Class R4
5/31/2026(d)	2.49	0.06	(0.06)	–	(0.06)	–	(0.06)
11/30/2025	2.47	0.13	0.02	0.15	(0.13)	–	(0.13)
11/30/2024	2.37	0.12	0.11	0.23	(0.13)	–	(0.13)
11/30/2023	2.40	0.11	(0.02)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	(0.01)	0.07	(0.09)	–	(0.09)
Class R5
5/31/2026(d)	2.49	0.06	(0.05)	0.01	(0.07)	–	(0.07)
11/30/2025	2.47	0.13	0.03	0.16	(0.14)	–	(0.14)
11/30/2024	2.37	0.13	0.11	0.24	(0.14)	–	(0.14)
11/30/2023	2.40	0.12	(0.03)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
Class R6
5/31/2026(d)	2.48	0.06	(0.04)	0.02	(0.07)	–	(0.07)
11/30/2025	2.47	0.13	0.02	0.15	(0.14)	–	(0.14)
11/30/2024	2.37	0.13	0.11	0.24	(0.14)	–	(0.14)
11/30/2023	2.40	0.12	(0.03)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.52)	(0.43)	(0.11)	(0.05)	(0.16)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Includes the effect of To-Be-Announced (TBA) transactions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.

382	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)(c)

$2.44	0.45	(e)	1.00	(f)	1.00	(f)	4.67	(f)	$51,806	74	(e)
2.49	5.77		1.01		1.01		4.88		54,274	243
2.48	10.12		1.01		1.01		4.86		52,447	190
2.37	3.02		1.03		1.03		4.34		49,344	108
2.41	(15.41)		1.04		1.05		3.00		47,036	158
3.00	2.08		1.03		1.03		2.23		56,410	112

2.43	0.17	(e)	0.75	(f)	0.75	(f)	4.93	(f)	14,297	74	(e)
2.49	6.46		0.76		0.76		5.13		11,151	243
2.47	9.95		0.76		0.76		5.10		5,937	190
2.37	3.70		0.78		0.78		4.59		5,895	108
2.40	(15.26)		0.79		0.80		3.38		5,992	158
2.99	2.33		0.78		0.78		2.50		4,501	112

2.43	0.29	(e)	0.50	(f)	0.50	(f)	5.17	(f)	2,363	74	(e)
2.49	6.73		0.51		0.51		5.37		5,104	243
2.47	10.22		0.51		0.51		5.36		2,433	190
2.37	3.96		0.53		0.53		4.85		1,939	108
2.40	(15.05)		0.54		0.55		3.31		1,559	158
2.99	2.59		0.53		0.53		2.73		6,309	112

2.43	0.73	(e)	0.43	(f)	0.43	(f)	5.25	(f)	74,558	74	(e)
2.48	6.38		0.43		0.43		5.46		67,838	243
2.47	10.29		0.44		0.44		5.42		61,681	190
2.37	4.04		0.46		0.46		4.92		49,944	108
2.40	(14.98)		0.46		0.46		3.59		42,966	158
2.99	2.67		0.45		0.45		2.81		60,434	112

See Notes to Financial Statements.	383

Financial Highlights (continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class A
5/31/2026(d)	$11.85	$0.25	$(0.01)	$0.24	$(0.27)	$11.82
11/30/2025	11.63	0.52	0.26	0.78	(0.56)	11.85
11/30/2024	11.39	0.38	0.36	0.74	(0.50)	11.63
11/30/2023	11.65	0.36	(0.16)	0.20	(0.46)	11.39
11/30/2022	12.44	0.25	(0.68)	(0.43)	(0.36)	11.65
11/30/2021	11.33	0.13	1.28	1.41	(0.30)	12.44
Class C
5/31/2026(d)	11.87	0.22	(0.01)	0.21	(0.24)	11.84
11/30/2025	11.64	0.44	0.28	0.72	(0.49)	11.87
11/30/2024	11.41	0.30	0.36	0.66	(0.43)	11.64
11/30/2023	11.67	0.28	(0.16)	0.12	(0.38)	11.41
11/30/2022	12.46	0.16	(0.68)	(0.52)	(0.27)	11.67
11/30/2021	11.35	0.05	1.29	1.34	(0.23)	12.46
Class F
5/31/2026(d)	11.87	0.26	(0.02)	0.24	(0.28)	11.83
11/30/2025	11.64	0.53	0.27	0.80	(0.57)	11.87
11/30/2024	11.41	0.39	0.35	0.74	(0.51)	11.64
11/30/2023	11.67	0.37	(0.16)	0.21	(0.47)	11.41
11/30/2022	12.46	0.23	(0.65)	(0.42)	(0.37)	11.67
11/30/2021	11.35	0.14	1.29	1.43	(0.32)	12.46
Class F3
5/31/2026(d)	11.87	0.27	(0.01)	0.26	(0.29)	11.84
11/30/2025	11.64	0.55	0.28	0.83	(0.60)	11.87
11/30/2024	11.40	0.41	0.36	0.77	(0.53)	11.64
11/30/2023	11.66	0.39	(0.16)	0.23	(0.49)	11.40
11/30/2022	12.45	0.29	(0.69)	(0.40)	(0.39)	11.66
11/30/2021	11.34	0.14	1.30	1.44	(0.33)	12.45
Class I
5/31/2026(d)	11.85	0.27	(0.02)	0.25	(0.28)	11.82
11/30/2025	11.62	0.54	0.27	0.81	(0.58)	11.85
11/30/2024	11.39	0.40	0.35	0.75	(0.52)	11.62
11/30/2023	11.65	0.38	(0.16)	0.22	(0.48)	11.39
11/30/2022	12.44	0.29	(0.69)	(0.40)	(0.39)	11.65
11/30/2021	11.34	0.16	1.27	1.43	(0.33)	12.44
Class R2
5/31/2026(d)	11.80	0.23	(0.02)	0.21	(0.25)	11.76
11/30/2025	11.57	0.47	0.27	0.74	(0.51)	11.80
11/30/2024	11.34	0.33	0.35	0.68	(0.45)	11.57
11/30/2023	11.60	0.32	(0.17)	0.15	(0.41)	11.34
11/30/2022	12.38	0.23	(0.70)	(0.47)	(0.31)	11.60
11/30/2021	11.30	0.11	1.23	1.34	(0.26)	12.38

384	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return (%)(b)		Total expenses after waivers and/or reim- bursements (includes interest expense) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)(c)

2.06	(e)	0.72	(f)	0.72	(f)	0.73	(f)	4.30	(f)	$139,476	87	(e)
6.82		0.73		0.73		0.74		4.37		137,521	175
6.60		0.78		0.78		0.79		3.24		155,796	78
1.91		0.72		0.72		0.73		3.12		227,812	18
(3.51)		0.66		0.66		0.67		2.02		472,591	67
12.59		0.64		0.64		0.64		1.06		560,624	97

1.75	(e)	1.33	(f)	1.33	(f)	1.34	(f)	3.68	(f)	22,558	87	(e)
6.27		1.34		1.34		1.34		3.77		23,546	175
5.86		1.39		1.39		1.40		2.62		28,791	78
1.22		1.40		1.40		1.41		2.43		46,548	18
(4.20)		1.40		1.40		1.40		1.34		94,132	67
11.85		1.31		1.31		1.31		0.39		92,580	97

2.02	(e)	0.62	(f)	0.62	(f)	0.63	(f)	4.39	(f)	14,492	87	(e)
7.01		0.63		0.63		0.64		4.47		15,621	175
6.61		0.68		0.68		0.69		3.33		21,019	78
2.02		0.62		0.62		0.63		3.17		45,980	18
(3.40)		0.54		0.54		0.55		1.83		284,593	67
12.68		0.54		0.54		0.54		1.11		1,818,238	97

2.21	(e)	0.42	(f)	0.42	(f)	0.42	(f)	4.61	(f)	62,412	87	(e)
7.23		0.43		0.43		0.43		4.68		57,284	175
6.90		0.49		0.49		0.51		3.51		62,785	78
2.17		0.45		0.45		0.46		3.38		116,797	18
(3.23)		0.38		0.38		0.39		2.39		308,596	67
12.86		0.38		0.38		0.38		1.17		236,951	97

2.16	(e)	0.52	(f)	0.52	(f)	0.53	(f)	4.51	(f)	597,640	87	(e)
7.12		0.53		0.53		0.54		4.59		508,205	175
6.72		0.58		0.58		0.59		3.45		431,903	78
2.11		0.51		0.51		0.52		3.32		738,283	18
(3.31)		0.47		0.47		0.48		2.37		1,476,955	67
12.73		0.44		0.44		0.45		1.32		1,006,157	97

1.77	(e)	1.12	(f)	1.12	(f)	1.13	(f)	3.90	(f)	441	87	(e)
6.50		1.13		1.13		1.14		3.98		421	175
6.10		1.17		1.17		1.19		2.89		483	78
1.58		1.11		1.11		1.12		2.79		428	18
(3.92)		1.08		1.08		1.09		1.97		169	67
11.96		1.07		1.07		1.07		0.96		0	97

See Notes to Financial Statements.	385

Financial Highlights (continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class R3
5/31/2026(d)	$11.85	$0.23	$(0.01)	$0.22	$(0.25)	$11.82
11/30/2025	11.62	0.48	0.27	0.75	(0.52)	11.85
11/30/2024	11.39	0.35	0.35	0.70	(0.47)	11.62
11/30/2023	11.65	0.33	(0.16)	0.17	(0.43)	11.39
11/30/2022	12.44	0.22	(0.69)	(0.47)	(0.32)	11.65
11/30/2021	11.34	0.11	1.26	1.37	(0.27)	12.44
Class R4
5/31/2026(d)	11.85	0.25	(0.01)	0.24	(0.27)	11.82
11/30/2025	11.62	0.51	0.27	0.78	(0.55)	11.85
11/30/2024	11.39	0.38	0.34	0.72	(0.49)	11.62
11/30/2023	11.65	0.36	(0.16)	0.20	(0.46)	11.39
11/30/2022	12.44	0.24	(0.68)	(0.44)	(0.35)	11.65
11/30/2021	11.34	0.15	1.25	1.40	(0.30)	12.44
Class R5
5/31/2026(d)	11.84	0.27	(0.02)	0.25	(0.28)	11.81
11/30/2025	11.61	0.54	0.27	0.81	(0.58)	11.84
11/30/2024	11.38	0.40	0.35	0.75	(0.52)	11.61
11/30/2023	11.64	0.39	(0.17)	0.22	(0.48)	11.38
11/30/2022	12.43	0.29	(0.70)	(0.41)	(0.38)	11.64
11/30/2021	11.33	0.17	1.26	1.43	(0.33)	12.43
Class R6
5/31/2026(d)	11.85	0.27	(0.01)	0.26	(0.29)	11.82
11/30/2025	11.62	0.55	0.27	0.82	(0.59)	11.85
11/30/2024	11.38	0.42	0.35	0.77	(0.53)	11.62
11/30/2023	11.64	0.39	(0.16)	0.23	(0.49)	11.38
11/30/2022	12.43	0.27	(0.67)	(0.40)	(0.39)	11.64
11/30/2021	11.34	0.18	1.25	1.43	(0.34)	12.43

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Includes the effect of To-Be-Announced (TBA) transactions, if applicable.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.

386	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return (%)(b)		Total expenses after waivers and/or reim- bursements (includes interest expense) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)(c)

1.91	(e)	1.03	(f)	1.03	(f)	1.03	(f)	3.92	(f)	$771	87	(e)
6.59		1.03		1.03		1.03		4.10		1,274	175
6.19		1.08		1.08		1.09		3.06		709	78
1.70		1.01		1.01		1.02		2.86		1,017	18
(3.88)		0.97		0.97		0.97		1.81		462	67
12.17		0.94		0.94		0.95		0.90		402	97

2.03	(e)	0.78	(f)	0.78	(f)	0.78	(f)	4.22	(f)	2,331	87	(e)
6.86		0.78		0.78		0.79		4.33		2,569	175
6.46		0.82		0.82		0.84		3.26		2,608	78
1.86		0.76		0.76		0.77		3.11		2,684	18
(3.55)		0.72		0.72		0.72		1.97		1,682	67
12.46		0.70		0.70		0.70		1.21		2,020	97

2.16	(e)	0.52	(f)	0.52	(f)	0.53	(f)	4.53	(f)	2,643	87	(e)
7.13		0.53		0.53		0.54		4.59		2,080	175
6.72		0.57		0.57		0.59		3.48		1,689	78
2.11		0.50		0.50		0.51		3.43		1,556	18
(3.32)		0.48		0.48		0.48		2.42		473	67
12.75		0.45		0.45		0.45		1.40		304	97

2.21	(e)	0.42	(f)	0.42	(f)	0.42	(f)	4.60	(f)	30,390	87	(e)
7.24		0.43		0.43		0.43		4.69		30,221	175
6.90		0.49		0.49		0.50		3.64		24,678	78
2.17		0.46		0.46		0.47		3.40		14,116	18
(3.24)		0.38		0.38		0.39		2.25		11,328	67
12.71		0.39		0.39		0.40		1.52		16,742	97

See Notes to Financial Statements.	387

Financial Highlights (continued)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
5/31/2026(d)	$9.27	$0.19		$(0.10)	$0.09	$(0.20)	$9.16
11/30/2025	9.21	0.40		0.08	0.48	(0.42)	9.27
11/30/2024	9.10	0.44		0.12	0.56	(0.45)	9.21
11/30/2023	9.12	0.40		– (g)	0.40	(0.42)	9.10
11/30/2022	9.77	0.18		(0.58)	(0.40)	(0.25)	9.12
11/30/2021	9.89	0.07		(0.02)	0.05	(0.17)	9.77
Class C
5/31/2026(d)	9.26	0.16		(0.09)	0.07	(0.17)	9.16
11/30/2025	9.20	0.34		0.07	0.41	(0.35)	9.26
11/30/2024	9.10	0.38		0.11	0.49	(0.39)	9.20
11/30/2023	9.11	0.34		0.02 (h)	0.36	(0.37)	9.10
11/30/2022	9.76	0.11		(0.58)	(0.47)	(0.18)	9.11
11/30/2021	9.89	–	(g)	(0.03)	(0.03)	(0.10)	9.76
Class F
5/31/2026(d)	9.26	0.19		(0.11)	0.08	(0.20)	9.14
11/30/2025	9.20	0.41		0.08	0.49	(0.43)	9.26
11/30/2024	9.10	0.45		0.11	0.56	(0.46)	9.20
11/30/2023	9.11	0.40		0.02 (h)	0.42	(0.43)	9.10
11/30/2022	9.76	0.14		(0.53)	(0.39)	(0.26)	9.11
11/30/2021	9.89	0.08		(0.03)	0.05	(0.18)	9.76
Class F3
5/31/2026(d)	9.26	0.20		(0.09)	0.11	(0.21)	9.16
11/30/2025	9.20	0.43		0.07	0.50	(0.44)	9.26
11/30/2024	9.09	0.47		0.11	0.58	(0.47)	9.20
11/30/2023	9.11	0.43		– (g)	0.43	(0.45)	9.09
11/30/2022	9.76	0.26		(0.64)	(0.38)	(0.27)	9.11
11/30/2021	9.88	0.10		(0.02)	0.08	(0.20)	9.76
Class I
5/31/2026(d)	9.26	0.20		(0.09)	0.11	(0.21)	9.16
11/30/2025	9.20	0.42		0.07	0.49	(0.43)	9.26
11/30/2024	9.09	0.46		0.12	0.58	(0.47)	9.20
11/30/2023	9.11	0.42		– (g)	0.42	(0.44)	9.09
11/30/2022	9.77	0.19		(0.58)	(0.39)	(0.27)	9.11
11/30/2021	9.89	0.09		(0.02)	0.07	(0.19)	9.77

388	See Notes to Financial Statements.

	Ratios to Average Net Assets:								Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reim- bursements (includes interest expense) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)(c)

0.94 (e)	0.60	(f)	0.60	(f)	0.70	(f)	4.05	(f)	$93,616	72	(e)
5.28	0.60		0.60		0.71		4.35		99,302	134
6.25	0.60		0.60		0.72		4.81		89,259	78
4.54	0.60		0.60		0.76		4.40		80,362	94
(4.16)	0.60		0.60		0.79		1.88		44,849	176
0.48	0.60		0.60		0.79		0.71		47,227	220

0.72 (e)	1.26	(f)	1.26	(f)	1.37	(f)	3.38	(f)	10,998	72	(e)
4.58	1.28		1.28		1.39		3.67		10,350	134
5.46	1.24		1.24		1.37		4.15		8,486	78
3.99	1.23		1.23		1.39		3.75		5,345	94
(4.79)	1.26		1.26		1.46		1.18		4,445	176
(0.29)	1.28		1.28		1.47		0.04		4,026	220

0.88 (e)	0.50	(f)	0.50	(f)	0.60	(f)	4.15	(f)	4,085	72	(e)
5.39	0.50		0.50		0.61		4.46		4,638	134
6.24	0.50		0.50		0.62		4.91		5,670	78
4.75	0.50		0.50		0.65		4.36		7,546	94
(4.06)	0.50		0.50		0.68		1.46		19,105	176
0.48	0.50		0.50		0.69		0.81		104,324	220

1.20 (e)	0.31	(f)	0.31	(f)	0.41	(f)	4.33	(f)	92,621	72	(e)
5.59	0.31		0.31		0.41		4.63		86,918	134
6.57	0.31		0.31		0.42		5.10		64,070	78
4.84	0.31		0.31		0.47		4.71		46,134	94
(3.91)	0.33		0.33		0.49		2.83		29,952	176
0.80	0.34		0.34		0.52		1.02		514	220

1.15 (e)	0.40	(f)	0.40	(f)	0.50	(f)	4.24	(f)	447,465	72	(e)
5.49	0.40		0.40		0.51		4.54		431,952	134
6.35	0.40		0.40		0.52		5.01		329,513	78
4.86	0.40		0.40		0.56		4.64		272,872	94
(4.06)	0.40		0.40		0.59		2.08		135,395	176
0.68	0.40		0.40		0.59		0.89		26,463	220

See Notes to Financial Statements.	389

Financial Highlights (continued)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R3
5/31/2026(d)	$9.26	$0.17	$(0.09)	$0.08	$(0.18)	$9.16
11/30/2025	9.20	0.37	0.08	0.45	(0.39)	9.26
11/30/2024	9.09	0.42	0.11	0.53	(0.42)	9.20
11/30/2023	9.11	0.37	0.01 (h)	0.38	(0.40)	9.09
11/30/2022	9.76	0.19	(0.62)	(0.43)	(0.22)	9.11
11/30/2021	9.89	0.04	(0.03)	0.01	(0.14)	9.76
Class R4
5/31/2026(d)	9.26	0.18	(0.09)	0.09	(0.19)	9.16
11/30/2025	9.20	0.40	0.07	0.47	(0.41)	9.26
11/30/2024	9.10	0.44	0.10	0.54	(0.44)	9.20
11/30/2023	9.11	0.41	– (g)	0.41	(0.42)	9.10
11/30/2022	9.77	0.16	(0.58)	(0.42)	(0.24)	9.11
11/30/2021	9.89	0.07	(0.03)	0.04	(0.16)	9.77
Class R5
5/31/2026(d)	9.26	0.20	(0.09)	0.11	(0.21)	9.16
11/30/2025	9.20	0.42	0.07	0.49	(0.43)	9.26
11/30/2024	9.10	0.46	0.11	0.57	(0.47)	9.20
11/30/2023	9.11	0.42	0.01 (h)	0.43	(0.44)	9.10
11/30/2022	9.77	0.18	(0.58)	(0.40)	(0.26)	9.11
11/30/2021	9.89	0.09	(0.02)	0.07	(0.19)	9.77
Class R6
5/31/2026(d)	9.26	0.20	(0.09)	0.11	(0.21)	9.16
11/30/2025	9.20	0.43	0.07	0.50	(0.44)	9.26
11/30/2024	9.09	0.47	0.11	0.58	(0.47)	9.20
11/30/2023	9.11	0.43	– (g)	0.43	(0.45)	9.09
11/30/2022	9.76	0.19	(0.57)	(0.38)	(0.27)	9.11
11/30/2021	9.89	0.10	(0.04)	0.06	(0.19)	9.76

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Includes the effect of To-Be-Announced (TBA) transactions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $0.01.
(h)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended November 30, 2023, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

390	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return (%)(b)		Total expenses after waivers and/or reim- bursements (includes interest expense) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)(c)

0.90	(e)	0.90	(f)	0.90	(f)	1.00	(f)	3.74	(f)	$118	72	(e)
4.97		0.90		0.90		1.01		4.04		152	134
5.93		0.90		0.90		1.03		4.54		114	78
4.22		0.90		0.90		1.06		4.09		605	94
(4.45)		0.90		0.90		1.12		2.03		582	176
0.09		0.90		0.90		1.09		0.42		61	220

1.03	(e)	0.65	(f)	0.65	(f)	0.75	(f)	3.99	(f)	58	72	(e)
5.23		0.65		0.65		0.75		4.30		47	134
6.08		0.65		0.65		0.77		4.75		42	78
4.59		0.65		0.65		0.80		4.47		40	94
(4.31)		0.65		0.63		0.80		1.71		11	176
0.44		0.65		0.65		0.81		0.67		12	220

1.15	(e)	0.40	(f)	0.40	(f)	0.46	(f)	4.25	(f)	11	72	(e)
5.49		0.39		0.39		0.47		4.54		11	134
6.35		0.41		0.41		0.50		5.00		11	78
4.85		0.40		0.40		0.52		4.59		11	94
(4.07)		0.40		0.40		0.57		1.95		11	176
0.68		0.40		0.40		0.57		0.90		12	220

1.20	(e)	0.31	(f)	0.31	(f)	0.41	(f)	4.34	(f)	4,617	72	(e)
5.59		0.31		0.31		0.41		4.62		3,784	134
6.57		0.31		0.31		0.42		5.07		2,458	78
4.84		0.31		0.31		0.47		4.69		1,223	94
(3.90)		0.33		0.33		0.49		2.04		925	176
0.65		0.34		0.34		0.52		0.98		963	220

See Notes to Financial Statements.	391

Financial Highlights (continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class A
5/31/2026(d)	$3.89	$0.09	$(0.04)	$0.05	$(0.09)	$3.85
11/30/2025	3.87	0.17	0.05	0.22	(0.20)	3.89
11/30/2024	3.82	0.17	0.07	0.24	(0.19)	3.87
11/30/2023	3.84	0.15	– (g)	0.15	(0.17)	3.82
11/30/2022	4.16	0.08	(0.28)	(0.20)	(0.12)	3.84
11/30/2021	4.20	0.07	(0.01)	0.06	(0.10)	4.16
Class C
5/31/2026(d)	3.92	0.07	(0.03)	0.04	(0.08)	3.88
11/30/2025	3.90	0.15	0.04	0.19	(0.17)	3.92
11/30/2024	3.84	0.15	0.08	0.23	(0.17)	3.90
11/30/2023	3.86	0.12	0.01	0.13	(0.15)	3.84
11/30/2022	4.19	0.06	(0.30)	(0.24)	(0.09)	3.86
11/30/2021	4.22	0.04	–	0.04	(0.07)	4.19
Class F
5/31/2026(d)	3.89	0.09	(0.04)	0.05	(0.09)	3.85
11/30/2025	3.87	0.18	0.04	0.22	(0.20)	3.89
11/30/2024	3.82	0.17	0.07	0.24	(0.19)	3.87
11/30/2023	3.83	0.15	0.02	0.17	(0.18)	3.82
11/30/2022	4.16	0.08	(0.29)	(0.21)	(0.12)	3.83
11/30/2021	4.19	0.07	–	0.07	(0.10)	4.16
Class F3
5/31/2026(d)	3.90	0.09	(0.03)	0.06	(0.10)	3.86
11/30/2025	3.88	0.18	0.05	0.23	(0.21)	3.90
11/30/2024	3.82	0.18	0.08	0.26	(0.20)	3.88
11/30/2023	3.84	0.16	– (g)	0.16	(0.18)	3.82
11/30/2022	4.17	0.10	(0.30)	(0.20)	(0.13)	3.84
11/30/2021	4.20	0.08	–	0.08	(0.11)	4.17
Class I
5/31/2026(d)	3.89	0.09	(0.03)	0.06	(0.10)	3.85
11/30/2025	3.87	0.18	0.04	0.22	(0.20)	3.89
11/30/2024	3.82	0.18	0.07	0.25	(0.20)	3.87
11/30/2023	3.83	0.16	0.01	0.17	(0.18)	3.82
11/30/2022	4.16	0.10	(0.30)	(0.20)	(0.13)	3.83
11/30/2021	4.19	0.07	0.01 (h)	0.08	(0.11)	4.16
Class R2
5/31/2026(d)	3.90	0.08	(0.04)	0.04	(0.08)	3.86
11/30/2025	3.88	0.16	0.04	0.20	(0.18)	3.90
11/30/2024	3.82	0.15	0.09	0.24	(0.18)	3.88
11/30/2023	3.84	0.13	0.01	0.14	(0.16)	3.82
11/30/2022	4.16	0.07	(0.29)	(0.22)	(0.10)	3.84
11/30/2021	4.20	0.05	(0.01)	0.04	(0.08)	4.16

392	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return (%)(b)		Total expenses after waivers and/or reim- bursements (includes interest expense) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)(c)

1.36	(e)	0.59	(f)	0.59	(f)	0.59	(f)	4.42	(f)	$7,037,170	76	(e)
5.69		0.59		0.59		0.59		4.40		7,218,119	161
6.43		0.58		0.58		0.58		4.41		7,427,558	92
4.02		0.59		0.59		0.59		3.84		7,726,193	54
(4.90)		0.58		0.58		0.58		2.10		9,589,050	75
1.40		0.58		0.57		0.58		1.55		13,355,736	84

1.04	(e)	1.23	(f)	1.23	(f)	1.23	(f)	3.78	(f)	1,073,761	76	(e)
5.02		1.22		1.22		1.22		3.79		1,145,963	161
6.05		1.19		1.19		1.19		3.79		1,333,782	92
3.39		1.21		1.20		1.21		3.22		1,598,563	54
(5.69)		1.22		1.22		1.22		1.45		2,170,217	75
0.99		1.23		1.23		1.23		0.91		3,379,490	84

1.41	(e)	0.49	(f)	0.49	(f)	0.49	(f)	4.52	(f)	878,462	76	(e)
5.80		0.49		0.49		0.49		4.51		918,441	161
6.54		0.48		0.48		0.48		4.49		1,084,870	92
4.40		0.49		0.49		0.49		3.81		1,469,843	54
(5.05)		0.48		0.48		0.48		1.96		6,132,794	75
1.74		0.48		0.48		0.48		1.65		26,865,299	84

1.50	(e)	0.30	(f)	0.30	(f)	0.30	(f)	4.70	(f)	5,538,321	76	(e)
5.98		0.31		0.31		0.31		4.69		4,495,035	161
7.00		0.31		0.31		0.31		4.69		4,559,643	92
4.31		0.31		0.31		0.32		4.12		4,626,104	54
(4.87)		0.31		0.31		0.32		2.41		5,143,625	75
1.91		0.31		0.31		0.31		1.81		5,139,001	84

1.46	(e)	0.39	(f)	0.39	(f)	0.39	(f)	4.62	(f)	27,669,547	76	(e)
5.90		0.39		0.39		0.39		4.60		27,653,914	161
6.64		0.38		0.38		0.38		4.61		26,180,734	92
4.50		0.39		0.39		0.39		4.06		26,240,622	54
(4.95)		0.38		0.38		0.38		2.51		25,868,734	75
1.85		0.38		0.38		0.38		1.74		12,428,298	84

1.16	(e)	0.99	(f)	0.99	(f)	0.99	(f)	4.02	(f)	3,572	76	(e)
5.27		0.99		0.99		0.99		4.02		3,778	161
6.28		0.98		0.98		0.98		4.01		5,210	92
3.61		0.99		0.99		0.99		3.45		5,427	54
(5.28)		0.98		0.98		0.98		1.70		6,312	75
1.00		0.98		0.98		0.98		1.17		9,901	84

See Notes to Financial Statements.	393

Financial Highlights (continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class R3
5/31/2026(d)	$3.90	$0.08	$(0.03)	$0.05	$(0.09)	$3.86
11/30/2025	3.88	0.16	0.04	0.20	(0.18)	3.90
11/30/2024	3.82	0.16	0.08	0.24	(0.18)	3.88
11/30/2023	3.84	0.14	– (g)	0.14	(0.16)	3.82
11/30/2022	4.17	0.07	(0.29)	(0.22)	(0.11)	3.84
11/30/2021	4.20	0.05	0.01 (h)	0.06	(0.09)	4.17
Class R4
5/31/2026(d)	3.90	0.08	(0.03)	0.05	(0.09)	3.86
11/30/2025	3.88	0.17	0.04	0.21	(0.19)	3.90
11/30/2024	3.83	0.17	0.07	0.24	(0.19)	3.88
11/30/2023	3.84	0.15	0.01	0.16	(0.17)	3.83
11/30/2022	4.17	0.08	(0.30)	(0.22)	(0.11)	3.84
11/30/2021	4.20	0.07	–	0.07	(0.10)	4.17
Class R5
5/31/2026(d)	3.89	0.09	(0.04)	0.05	(0.10)	3.84
11/30/2025	3.87	0.18	0.04	0.22	(0.20)	3.89
11/30/2024	3.81	0.18	0.08	0.26	(0.20)	3.87
11/30/2023	3.83	0.15	0.01	0.16	(0.18)	3.81
11/30/2022	4.15	0.09	(0.29)	(0.20)	(0.12)	3.83
11/30/2021	4.19	0.08	(0.01)	0.07	(0.11)	4.15
Class R6
5/31/2026(d)	3.89	0.09	(0.03)	0.06	(0.10)	3.85
11/30/2025	3.87	0.18	0.05	0.23	(0.21)	3.89
11/30/2024	3.82	0.18	0.07	0.25	(0.20)	3.87
11/30/2023	3.83	0.16	0.01	0.17	(0.18)	3.82
11/30/2022	4.16	0.10	(0.30)	(0.20)	(0.13)	3.83
11/30/2021	4.19	0.08	–	0.08	(0.11)	4.16

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Includes the effect of To-Be-Announced (TBA) transactions, if applicable.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $0.01.
(h)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the years ended November 30, 2021, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

394	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return (%)(b)		Total expenses after waivers and/or reim- bursements (includes interest expense) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)(c)

1.21	(e)	0.89	(f)	0.89	(f)	0.89	(f)	4.12	(f)	$266,794	76	(e)
5.37		0.89		0.89		0.89		4.11		276,295	161
6.39		0.88		0.88		0.88		4.11		300,007	92
3.71		0.89		0.89		0.89		3.55		314,049	54
(5.18)		0.88		0.88		0.88		1.84		358,357	75
1.10		0.88		0.88		0.88		1.26		410,131	84

1.34	(e)	0.64	(f)	0.64	(f)	0.64	(f)	4.37	(f)	131,581	76	(e)
5.64		0.64		0.64		0.64		4.36		146,845	161
6.37		0.63		0.63		0.63		4.38		150,243	92
4.24		0.64		0.64		0.64		3.80		137,909	54
(5.23)		0.63		0.63		0.63		2.10		146,587	75
1.67		0.63		0.63		0.63		1.58		168,338	84

1.19	(e)	0.39	(f)	0.39	(f)	0.39	(f)	4.62	(f)	76,452	76	(e)
5.90		0.39		0.39		0.39		4.59		79,768	161
6.92		0.38		0.38		0.38		4.62		65,719	92
4.23		0.39		0.39		0.39		4.05		64,991	54
(4.79)		0.38		0.38		0.38		2.37		65,954	75
1.67		0.38		0.38		0.38		1.83		63,717	84

1.50	(e)	0.30	(f)	0.30	(f)	0.30	(f)	4.70	(f)	1,101,581	76	(e)
5.99		0.31		0.31		0.31		4.68		1,078,450	161
6.72		0.31		0.31		0.31		4.69		1,103,777	92
4.58		0.31		0.31		0.32		4.12		1,008,631	54
(4.89)		0.31		0.31		0.32		2.42		1,077,561	75
1.91		0.31		0.31		0.31		1.82		1,035,235	84

See Notes to Financial Statements.	395

Financial Highlights (continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2026(d)	$8.89	$0.19	$(0.17)	$0.02	$(0.20)	$–	$(0.20)
11/30/2025	8.81	0.39	0.10	0.49	(0.41)	–	(0.41)
11/30/2024	8.54	0.41	0.27	0.68	(0.41)	–	(0.41)
11/30/2023	8.76	0.37	(0.20)	0.17	(0.39)	–	(0.39)
11/30/2022	10.54	0.25	(1.68)	(1.43)	(0.29)	(0.06)	(0.35)
11/30/2021	10.91	0.19	(0.12)	0.07	(0.21)	(0.23)	(0.44)
Class C
5/31/2026(d)	8.88	0.16	(0.16)	–	(0.17)	–	(0.17)
11/30/2025	8.80	0.34	0.10	0.44	(0.36)	–	(0.36)
11/30/2024	8.53	0.35	0.28	0.63	(0.36)	–	(0.36)
11/30/2023	8.76	0.31	(0.20)	0.11	(0.34)	–	(0.34)
11/30/2022	10.53	0.18	(1.66)	(1.48)	(0.23)	(0.06)	(0.29)
11/30/2021	10.90	0.12	(0.11)	0.01	(0.15)	(0.23)	(0.38)
Class F
5/31/2026(d)	8.89	0.20	(0.17)	0.03	(0.21)	–	(0.21)
11/30/2025	8.81	0.40	0.10	0.50	(0.42)	–	(0.42)
11/30/2024	8.54	0.41	0.28	0.69	(0.42)	–	(0.42)
11/30/2023	8.76	0.37	(0.19)	0.18	(0.40)	–	(0.40)
11/30/2022	10.54	0.24	(1.66)	(1.42)	(0.30)	(0.06)	(0.36)
11/30/2021	10.91	0.20	(0.12)	0.08	(0.22)	(0.23)	(0.45)
Class F3
5/31/2026(d)	8.90	0.20	(0.17)	0.03	(0.21)	–	(0.21)
11/30/2025	8.81	0.42	0.11	0.53	(0.44)	–	(0.44)
11/30/2024	8.54	0.43	0.28	0.71	(0.44)	–	(0.44)
11/30/2023	8.77	0.39	(0.21)	0.18	(0.41)	–	(0.41)
11/30/2022	10.54	0.28	(1.68)	(1.40)	(0.31)	(0.06)	(0.37)
11/30/2021	10.91	0.22	(0.11)	0.11	(0.25)	(0.23)	(0.48)
Class I
5/31/2026(d)	8.91	0.20	(0.17)	0.03	(0.21)	–	(0.21)
11/30/2025	8.83	0.41	0.11	0.52	(0.44)	–	(0.44)
11/30/2024	8.56	0.43	0.27	0.70	(0.43)	–	(0.43)
11/30/2023	8.78	0.39	(0.20)	0.19	(0.41)	–	(0.41)
11/30/2022	10.56	0.28	(1.69)	(1.41)	(0.31)	(0.06)	(0.37)
11/30/2021	10.93	0.22	(0.12)	0.10	(0.24)	(0.23)	(0.47)
Class P
5/31/2026(d)	8.93	0.18	(0.17)	0.01	(0.19)	–	(0.19)
11/30/2025	8.85	0.38	0.09	0.47	(0.39)	–	(0.39)
11/30/2024	8.58	0.38	0.28	0.66	(0.39)	–	(0.39)
11/30/2023	8.81	0.34	(0.20)	0.14	(0.37)	–	(0.37)
11/30/2022	10.59	0.22	(1.68)	(1.46)	(0.26)	(0.06)	(0.32)
11/30/2021	10.96	0.16	(0.11)	0.05	(0.19)	(0.23)	(0.42)

396	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (includes interest expense) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)(c)

$ 8.71	0.24	(e)	0.64	(f)	0.64	(f)	0.64	(f)	4.36	(f)	$980,141	194	(e)
8.89	5.78		0.65		0.65		0.65		4.48		1,022,525	429
8.81	8.13		0.66		0.66		0.66		4.64		1,025,041	385
8.54	1.96		0.65		0.65		0.65		4.22		940,982	409
8.76	(13.78)		0.65		0.65		0.65		2.60		973,820	461
10.54	0.68		0.64		0.64		0.64		1.79		1,300,031	393

8.71	0.03	(e)	1.28	(f)	1.28	(f)	1.28	(f)	3.73	(f)	22,725	194	(e)
8.88	5.11		1.29		1.29		1.29		3.84		24,717	429
8.80	7.48		1.27		1.27		1.27		4.03		26,876	385
8.53	1.33		1.26		1.26		1.26		3.59		27,572	409
8.76	(14.32)		1.27		1.27		1.27		1.95		34,393	461
10.53	0.04		1.28		1.28		1.28		1.16		59,759	393

8.71	0.29	(e)	0.54	(f)	0.54	(f)	0.54	(f)	4.46	(f)	67,138	194	(e)
8.89	5.89		0.55		0.55		0.55		4.58		74,427	429
8.81	8.24		0.56		0.56		0.56		4.74		74,397	385
8.54	2.06		0.56		0.56		0.56		4.19		80,557	409
8.76	(13.69)		0.55		0.55		0.55		2.45		234,058	461
10.54	0.78		0.54		0.54		0.54		1.88		1,059,760	393

8.72	0.38	(e)	0.35	(f)	0.35	(f)	0.35	(f)	4.65	(f)	1,039,061	194	(e)
8.90	6.21		0.36		0.36		0.36		4.77		1,038,481	429
8.81	8.45		0.36		0.36		0.36		4.94		951,853	385
8.54	2.14		0.36		0.36		0.36		4.52		799,149	409
8.77	(13.42)		0.35		0.35		0.35		2.91		707,783	461
10.54	0.97		0.35		0.35		0.35		2.07		881,986	393

8.73	0.36	(e)	0.40	(f)	0.40	(f)	0.44	(f)	4.60	(f)	1,209,702	194	(e)
8.91	6.03		0.41		0.41		0.45		4.72		1,389,751	429
8.83	8.38		0.42		0.42		0.46		4.88		1,349,888	385
8.56	2.21		0.41		0.41		0.45		4.49		1,071,474	409
8.78	(13.53)		0.41		0.41		0.45		3.06		762,733	461
10.56	0.92		0.40		0.40		0.44		2.02		433,258	393

8.75	0.13	(e)	0.87	(f)	0.87	(f)	0.87	(f)	4.09	(f)	6	194	(e)
8.93	5.50		0.88		0.88		0.88		4.30		6	429
8.85	7.85		0.90		0.90		0.90		4.38		19	385
8.58	1.70		0.91		0.91		0.91		3.81		41	409
8.81	(14.01)		0.90		0.90		0.90		2.33		515	461
10.59	0.43		0.89		0.89		0.89		1.53		710	393

See Notes to Financial Statements.	397

Financial Highlights (continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2026(d)	$8.89	$0.17	$(0.17)	$–	$(0.18)	$–	$(0.18)
11/30/2025	8.80	0.36	0.11	0.47	(0.38)	–	(0.38)
11/30/2024	8.54	0.37	0.27	0.64	(0.38)	–	(0.38)
11/30/2023	8.76	0.33	(0.20)	0.13	(0.35)	–	(0.35)
11/30/2022	10.54	0.21	(1.68)	(1.47)	(0.25)	(0.06)	(0.31)
11/30/2021	10.90	0.15	(0.11)	0.04	(0.17)	(0.23)	(0.40)
Class R3
5/31/2026(d)	8.89	0.18	(0.17)	0.01	(0.19)	–	(0.19)
11/30/2025	8.81	0.37	0.10	0.47	(0.39)	–	(0.39)
11/30/2024	8.54	0.38	0.28	0.66	(0.39)	–	(0.39)
11/30/2023	8.76	0.34	(0.20)	0.14	(0.36)	–	(0.36)
11/30/2022	10.54	0.22	(1.68)	(1.46)	(0.26)	(0.06)	(0.32)
11/30/2021	10.90	0.16	(0.11)	0.05	(0.18)	(0.23)	(0.41)
Class R4
5/31/2026(d)	8.89	0.19	(0.17)	0.02	(0.20)	–	(0.20)
11/30/2025	8.81	0.39	0.10	0.49	(0.41)	–	(0.41)
11/30/2024	8.54	0.40	0.28	0.68	(0.41)	–	(0.41)
11/30/2023	8.76	0.36	(0.20)	0.16	(0.38)	–	(0.38)
11/30/2022	10.54	0.24	(1.68)	(1.44)	(0.28)	(0.06)	(0.34)
11/30/2021	10.91	0.18	(0.11)	0.07	(0.21)	(0.23)	(0.44)
Class R5
5/31/2026(d)	8.89	0.20	(0.17)	0.03	(0.21)	–	(0.21)
11/30/2025	8.81	0.41	0.10	0.51	(0.43)	–	(0.43)
11/30/2024	8.54	0.42	0.28	0.70	(0.43)	–	(0.43)
11/30/2023	8.76	0.38	(0.19)	0.19	(0.41)	–	(0.41)
11/30/2022	10.54	0.26	(1.68)	(1.42)	(0.30)	(0.06)	(0.36)
11/30/2021	10.91	0.21	(0.11)	0.10	(0.24)	(0.23)	(0.47)
Class R6
5/31/2026(d)	8.90	0.20	(0.17)	0.03	(0.21)	–	(0.21)
11/30/2025	8.82	0.42	0.10	0.52	(0.44)	–	(0.44)
11/30/2024	8.55	0.43	0.28	0.71	(0.44)	–	(0.44)
11/30/2023	8.77	0.39	(0.20)	0.19	(0.41)	–	(0.41)
11/30/2022	10.55	0.28	(1.69)	(1.41)	(0.31)	(0.06)	(0.37)
11/30/2021	10.92	0.22	(0.11)	0.11	(0.25)	(0.23)	(0.48)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Includes the effect of To-Be-Announced (TBA) transactions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.

398	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (includes interest expense) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)(c)

$ 8.71	0.04	(e)	1.04	(f)	1.04	(f)	1.04	(f)	3.96	(f)	$1,112	194	(e)
8.89	5.48		1.05		1.05		1.05		4.08		1,121	429
8.80	7.58		1.06		1.06		1.06		4.24		1,170	385
8.54	1.55		1.05		1.05		1.05		3.81		1,086	409
8.76	(14.12)		1.05		1.05		1.05		2.18		1,199	461
10.54	0.37		1.04		1.04		1.04		1.39		1,768	393

8.71	0.09	(e)	0.94	(f)	0.94	(f)	0.94	(f)	4.06	(f)	23,405	194	(e)
8.89	5.47		0.95		0.95		0.95		4.18		24,042	429
8.81	7.81		0.96		0.96		0.96		4.34		26,794	385
8.54	1.65		0.95		0.95		0.95		3.92		27,043	409
8.76	(14.03)		0.95		0.95		0.95		2.30		27,760	461
10.54	0.47		0.95		0.95		0.95		1.50		37,846	393

8.71	0.21	(e)	0.69	(f)	0.69	(f)	0.69	(f)	4.31	(f)	30,353	194	(e)
8.89	5.73		0.70		0.70		0.70		4.43		34,586	429
8.81	8.08		0.71		0.71		0.71		4.59		32,457	385
8.54	1.90		0.70		0.70		0.70		4.18		31,524	409
8.76	(13.82)		0.70		0.70		0.70		2.54		30,002	461
10.54	0.63		0.69		0.69		0.69		1.74		44,058	393

8.71	0.34	(e)	0.44	(f)	0.44	(f)	0.44	(f)	4.56	(f)	25,254	194	(e)
8.89	5.99		0.45		0.45		0.45		4.68		24,362	429
8.81	8.35		0.46		0.46		0.46		4.84		23,962	385
8.54	2.16		0.45		0.45		0.45		4.41		20,023	409
8.76	(13.61)		0.45		0.45		0.45		2.74		22,290	461
10.54	0.88		0.44		0.44		0.44		1.99		78,822	393

8.72	0.38	(e)	0.35	(f)	0.35	(f)	0.35	(f)	4.65	(f)	222,298	194	(e)
8.90	6.09		0.36		0.36		0.36		4.78		231,019	429
8.82	8.45		0.36		0.36		0.36		4.94		226,490	385
8.55	2.26		0.36		0.36		0.36		4.52		197,934	409
8.77	(13.50)		0.35		0.35		0.35		2.90		183,807	461
10.55	0.97		0.35		0.35		0.35		2.08		252,862	393

See Notes to Financial Statements.	399

Financial Highlights (continued)

ULTRA SHORT BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class A
5/31/2026(c)	$10.05	$0.20	$(0.03)	$0.17	$(0.20)	$10.02
11/30/2025	10.03	0.46	0.02	0.48	(0.46)	10.05
11/30/2024	9.92	0.50	0.11	0.61	(0.50)	10.03
11/30/2023	9.80	0.41	0.12	0.53	(0.41)	9.92
11/30/2022	10.00	0.12	(0.18)	(0.06)	(0.14)	9.80
11/30/2021	10.04	0.03	(0.03)	– (f)	(0.04)	10.00
Class A1
5/31/2026(c)	10.05	0.20	(0.03)	0.17	(0.20)	10.02
11/30/2025	10.03	0.45	0.02	0.47	(0.45)	10.05
11/30/2024	9.93	0.49	0.10	0.59	(0.49)	10.03
11/30/2023	9.80	0.40	0.13	0.53	(0.40)	9.93
11/30/2022	10.00	0.09	(0.16)	(0.07)	(0.13)	9.80
11/30/2021	10.04	0.02	(0.03)	(0.01)	(0.03)	10.00
Class F
5/31/2026(c)	10.05	0.20	(0.03)	0.17	(0.20)	10.02
11/30/2025	10.03	0.47	0.01	0.48	(0.46)	10.05
11/30/2024	9.92	0.51	0.11	0.62	(0.51)	10.03
11/30/2023	9.80	0.39	0.15	0.54	(0.42)	9.92
11/30/2022	10.00	0.10	(0.16)	(0.06)	(0.14)	9.80
11/30/2021	10.04	0.04	(0.04)	– (f)	(0.04)	10.00
Class F3
5/31/2026(c)	10.05	0.21	(0.03)	0.18	(0.21)	10.02
11/30/2025	10.03	0.48	0.02	0.50	(0.48)	10.05
11/30/2024	9.92	0.52	0.11	0.63	(0.52)	10.03
11/30/2023	9.80	0.44	0.11	0.55	(0.43)	9.92
11/30/2022	10.00	0.15	(0.19)	(0.04)	(0.16)	9.80
11/30/2021	10.04	0.05	(0.03)	0.02	(0.06)	10.00
Class I
5/31/2026(c)	10.05	0.21	(0.03)	0.18	(0.21)	10.02
11/30/2025	10.03	0.47	0.02	0.49	(0.47)	10.05
11/30/2024	9.92	0.52	0.11	0.63	(0.52)	10.03
11/30/2023	9.80	0.43	0.12	0.55	(0.43)	9.92
11/30/2022	10.00	0.18	(0.23)	(0.05)	(0.15)	9.80
11/30/2021	10.04	0.05	(0.04)	0.01	(0.05)	10.00

400	See Notes to Financial Statements.

	Ratios to Average Net Assets:								Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reim- bursements (includes interest expense) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.73 (d)	0.43	(e)	0.43	(e)	0.43	(e)	4.03	(e)	$7,881,078	37	(d)
4.87	0.44		0.44		0.44		4.57		6,744,061	72
6.32	0.43		0.43		0.43		5.05		4,725,133	69
5.55	0.43		0.43		0.43		4.15		3,720,238	66
(0.62)	0.43		0.43		0.44		1.18		5,193,143	48
(0.03)	0.43		0.43		0.43		0.34		10,038,159	72

1.68 (d)	0.53	(e)	0.53	(e)	0.53	(e)	3.94	(e)	10,411	37	(d)
4.76	0.54		0.54		0.54		4.47		10,502	72
6.11	0.53		0.53		0.53		4.95		7,495	69
5.55	0.54		0.54		0.54		4.10		4,062	66
(0.72)	0.54		0.54		0.54		0.95		3,869	48
(0.13)	0.53		0.53		0.53		0.24		13,240	72

1.76 (d)	0.38	(e)	0.38	(e)	0.38	(e)	4.09	(e)	129,219	37	(d)
4.92	0.39		0.39		0.39		4.64		136,763	72
6.37	0.38		0.38		0.38		5.11		170,945	69
5.60	0.39		0.39		0.39		3.97		262,081	66
(0.57)	0.39		0.39		0.39		1.03		1,280,935	48
0.02	0.38		0.38		0.38		0.38		5,349,686	72

1.83 (d)	0.23	(e)	0.23	(e)	0.23	(e)	4.24	(e)	3,471,489	37	(d)
5.09	0.23		0.23		0.23		4.78		3,231,777	72
6.53	0.23		0.23		0.23		5.25		2,444,355	69
5.76	0.24		0.23		0.24		4.45		1,017,847	66
(0.43)	0.24		0.24		0.24		1.52		759,273	48
0.16	0.24		0.24		0.24		0.53		519,235	72

1.81 (d)	0.28	(e)	0.28	(e)	0.28	(e)	4.19	(e)	5,040,502	37	(d)
5.13	0.29		0.29		0.29		4.72		4,833,430	72
6.37	0.28		0.28		0.28		5.21		4,053,800	69
5.71	0.28		0.28		0.28		4.35		3,910,327	66
(0.47)	0.28		0.28		0.28		1.80		3,872,022	48
0.12	0.28		0.28		0.28		0.49		1,285,378	72

See Notes to Financial Statements.	401

Financial Highlights (concluded)

ULTRA SHORT BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class R5
5/31/2026(c)	$10.05	$0.21	$(0.03)	$0.18	$(0.21)	$10.02
11/30/2025	10.03	0.47	0.02	0.49	(0.47)	10.05
11/30/2024	9.93	0.52	0.10	0.62	(0.52)	10.03
11/30/2023	9.80	0.44	0.12	0.56	(0.43)	9.93
11/30/2022	10.00	0.10	(0.15)	(0.05)	(0.15)	9.80
11/30/2021	10.04	0.05	(0.04)	0.01	(0.05)	10.00
Class R6
5/31/2026(c)	10.05	0.21	(0.03)	0.18	(0.21)	10.02
11/30/2025	10.03	0.48	0.02	0.50	(0.48)	10.05
11/30/2024	9.93	0.53	0.09	0.62	(0.52)	10.03
11/30/2023	9.80	0.44	0.12	0.56	(0.43)	9.93
11/30/2022	10.00	0.15	(0.19)	(0.04)	(0.16)	9.80
11/30/2021	10.04	0.05	(0.03)	0.02	(0.06)	10.00

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and A1 does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.

402	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim- bursements (includes interest expense) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.81	(d)	0.28	(e)	0.28	(e)	0.28	(e)	4.19	(e)	$209	37	(d)
5.03		0.29		0.29		0.29		4.72		276	72
6.37		0.28		0.28		0.28		5.21		270	69
5.82		0.28		0.28		0.28		4.41		188	66
(0.47)		0.28		0.28		0.29		1.05		131	48
0.12		0.28		0.28		0.28		0.49		592	72

1.83	(d)	0.23	(e)	0.23	(e)	0.23	(e)	4.23	(e)	47,309	37	(d)
5.09		0.23		0.23		0.23		4.79		43,549	72
6.43		0.23		0.23		0.23		5.27		55,771	69
5.87		0.24		0.24		0.24		4.42		67,702	66
(0.43)		0.24		0.24		0.24		1.52		68,773	48
0.16		0.24		0.24		0.24		0.54		86,964	72

See Notes to Financial Statements.	403

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of thirteen funds as of May 31, 2026. This report covers the following eleven funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes at May 31, 2026:

Funds	Classes
Lord Abbett Convertible Fund (“Convertible Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”)	A, C, F, F3 I, R2, R3, R4, R5, and R6
Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett High Yield Fund (“High Yield Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Income Fund (“Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Total Return Fund (“Total Return Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”)	A, A1, F, F3, I, R5, and R6

The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Each of Core Fixed Income Fund’s, Core Plus Bond Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Each of Short Duration Core Bond Fund’s and Ultra Short Bond Fund’s investment objective is to seek current income consistent with the preservation of capital.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A and A1 shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class A1 shares purchased without a sales charge and redeemed before the first day of the month in which the eighteenth month anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed

Notes to Financial Statements (unaudited)(continued)

before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares have records verifying that the Class C shares have been held at least eight years.

Basis of Preparation

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Funds is the Investment Committee of Lord, Abbett & Co. LLC (“Lord Abbett”), which represents the highest-level body responsible for evaluating each Fund’s operating performance and making decisions regarding resource allocation. The Investment Committee regularly reviews each Fund’s operating results, including investment performance and financial information, in making strategic and operational decisions.

The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of

Notes to Financial Statements (unaudited)(continued)

portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example,

Notes to Financial Statements (unaudited)(continued)

the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2026 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(c)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, A1, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(d)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. Each Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which

Notes to Financial Statements (unaudited)(continued)

are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/(depreciation) on unfunded commitments is presented, if any, on the Statements of Assets and Liabilities and represents the mark to market of the unfunded portion of each Fund’s floating rate notes.

As of May 31, 2026, the Funds had the following unfunded loan commitments:

Floating Rate Fund
Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ (Depreciation)
Azuria Water Solutions, Inc. 2026 Delayed Draw Term Loan	$2,313,647	$2,314,376	$2,307,903	$6,473
Coreweave Financing DDTL V LLC Delayed Draw Term Loan	7,369,862	7,534,062	7,296,603	237,459
GC Ferry Acquisition I Inc Delayed Draw Term Loan	2,869,562	2,872,275	2,869,563	2,712
Hanger, Inc. 2024 Delayed Draw Term Loan	802,473	807,821	799,350	8,471
Raven Acquisition Holdings LLC Delayed Draw Term Loan	636,287	633,287	633,799	(512)
US Fertility Enterprises LLC Delayed Draw Term Loan	1,281,447	1,292,295	1,281,448	10,847
Total	$15,273,278	$15,454,116	$15,188,666	$265,450

High Yield Fund
Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ (Depreciation)
PMI U.S. Bidco, Inc. Delayed Draw Term Loan	$375,448	$378,617	$375,448	$3,169
Total	$375,448	$378,617	$375,448	$3,169

Notes to Financial Statements (unaudited)(continued)

Income Fund
Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ (Depreciation)
Coreweave Financing DDTL V LLC Delayed Draw Term Loan	$2,063,483	$2,109,458	$2,042,972	$66,486
Total	$2,063,483	$2,109,458	$2,042,972	$66,486

Ultra Short Bond Fund
Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ (Depreciation)
ITT, Inc. Delayed Draw Term Loan	$75,000,000	$74,765,625	$75,000,000	$(234,375)
Total	$75,000,000	$74,765,625	$75,000,000	$(234,375)

(e)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(f)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed each Fund’s tax positions for all open tax years and has determined that as of May 31, 2026, no liability for Federal Income tax is required in each Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(g)	Investment Income–Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are

Notes to Financial Statements (unaudited)(continued)

included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign interest and dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(h)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(i)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, each Fund may incur a loss upon disposition of the securities.

Because the Funds’ repurchase agreements are not subject to master netting arrangements, no offsetting disclosures have been presented for these transactions.

(j)	Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose each Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to each Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that a Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by each Fund may decline below the repurchase price.

(k)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(l)	To-Be-Announced (“TBA”) Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund

Notes to Financial Statements (unaudited)(continued)

as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(m)	When-Issued, Forward Transactions or TBA Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(n)	Restricted Securities–Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

3.	DERIVATIVE TRANSACTIONS

Derivatives–During the six months ended May 31, 2026, the Funds used derivative instruments including forward foreign currency exchange contracts, futures contracts, swap contracts and options in connection with their investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not

Notes to Financial Statements (unaudited)(continued)

otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.

Forward Foreign Currency Exchange Contracts–During the six months ended May 31, 2026, the Funds listed in the tables below were exposed to foreign currency risks associated with some or all of their portfolio investments and, during the six months ended May 31, 2026, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

Futures Contracts–During the six months ended May 31, 2026, the Funds listed in the tables below entered into futures contracts to manage and hedge interest rate risk associated with portfolio investments. During the six months ended May 31, 2026, the Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin

Notes to Financial Statements (unaudited)(continued)

deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Net change in unrealized appreciation/(depreciation) on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedules of Investments, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

Swap Contracts–The Funds may engage in swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. Swap transactions are contracts negotiated over-the-counter (“OTC”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of OTC swap contract agreements are recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedules of Investments, while cash deposited, which is considered restricted, is reported as Deposits with broker for swap contracts collateral on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Net change in unrealized appreciation/(depreciation) on swap contracts on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

Notes to Financial Statements (unaudited)(continued)

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Funds’ OTC swap contract agreements are subject to master netting arrangements.

Credit Default Swap Contracts–During the six months ended May 31, 2026, the Funds listed in the tables below entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with identical reference obligations.

Inflation-Linked Swap Contracts–During the six months ended May 31, 2026, the Funds listed in the tables below entered into inflation-linked derivatives, such as Consumer Price Index swap contract agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. Each Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain/(loss) is included in the Net change in unrealized appreciation/(depreciation) on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain/(loss) and is included in Net realized gain/(loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as

Notes to Financial Statements (unaudited)(continued)

appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Funds since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

Interest Rate Swap Contracts–During the six months ended May 31, 2026, the Funds listed in the tables below entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of their portfolios. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.

Total Return Swap Contracts–During the six months ended May 31, 2026, the Funds listed in the tables below entered into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Funds may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, the Funds also may be required to pay an amount equal to that decline in value to their counterparty.

Options–During the six months ended May 31, 2026, the Funds listed in the tables below have purchased and written exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by each Fund is recorded as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, each Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by each Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Realized and net change in unrealized gains and losses on purchased options are included in Net realized and Net change in unrealized appreciation/(depreciation) on investments, respectively, in the Funds’ Statements of Operations.

Notes to Financial Statements (unaudited)(continued)

Summary of Derivatives Information–As of May 31, 2026, the Funds in the tables below had the following derivatives at fair value, grouped into appropriate risk categories and respective location on the Statements of Assets and Liabilities:

		Convertible Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Equity Risk
OTC Options Purchased	Investments in securities, at fair value	$9,829,950
Liability Derivatives	Statements of Assets and Liabilities Location	Equity Risk
OTC Written Options	Options written outstanding, at value	$2,260,058

		Core Fixed Income Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Risk
Futures Contracts(1)	Variation margin for futures contracts	$7,420
Liability Derivatives	Statements of Assets and Liabilities Location	Interest Rate Risk
Futures Contracts(1)	Variation margin for futures contracts	$902,395

		Core Plus Bond Fund
Liability Derivatives	Statements of Assets and Liabilities Location	Interest Rate Risk
Futures Contracts(1)	Variation margin for futures contracts	$98,693

Notes to Financial Statements (unaudited)(continued)

			Floating Rate Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Equity Risk	Interest Rate Risk	Foreign Currency Risk
Centrally Cleared Interest Rate Swap Contracts(2)	Variation margin for centrally cleared swap contract agreements	–	$7,984,019	–
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	–	$239,175
Futures Contracts(1)	Variation margin for futures contracts	–	$510,276	–
Total Return Swap Contracts	Total return swap contracts, at fair value	$2,296,420	–	–
Liability Derivatives	Statements of Assets and Liabilities Location	Equity Risk	Interest Rate Risk	Foreign Currency Risk
Centrally Cleared Interest Rate Swap Contracts(2)	Variation margin for centrally cleared swap contract agreements	–	$99,330	–
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	–	$415,994

		High Yield Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Risk	Foreign Currency Risk
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	$204,278
Futures Contracts(1)	Variation margin for futures contracts	$189,183	–
Liability Derivatives	Statements of Assets and Liabilities Location	Interest Rate Risk	Foreign Currency Risk
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$187,365
Futures Contracts(1)	Variation margin for futures contracts	$1,390,806	–

Notes to Financial Statements (unaudited)(continued)

			Income Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Equity Risk	Interest Rate Risk	Credit Risk
Centrally Cleared Credit Default Swap Contracts(2)	Variation margin for centrally cleared swap contract agreements	–	–	$25,840,749
Futures Contracts(1)	Variation margin for futures contracts	–	$7,438,837	–
Total Return Swap Contracts	Total return swap contracts, at fair value	$3,287,774	–	–
Liability Derivatives	Statements of Assets and Liabilities Location	Equity Risk	Interest Rate Risk	Credit Risk
Centrally Cleared Credit Default Swap Contracts(2)	Variation margin for centrally cleared swap contract agreements	–	–	$59,479
Total Return Swap Contracts	Total return swap contracts, at fair value	$3,459,613	–	–

			Inflation Focused Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Risk	Credit Risk	Inflation Linked Risk
Centrally Cleared CPI Swap Contracts(2)	Variation margin for centrally cleared swap contracts agreements	–	–	$31,105,234
Centrally Cleared Credit Default Swap Contracts(2)	Variation margin for centrally cleared swap contract agreements	–	$535,769	–
CPI Swap Contracts	Unrealized appreciation on CPI swap contracts	–	–	$8,093,188
Futures Contracts(1)	Variation margin for futures contracts	$798,338	–	–
Liability Derivatives	Statements of Assets and Liabilities Location	Interest Rate Risk	Credit Risk	Inflation Linked Risk
Centrally Cleared CPI Swap Contracts(2)	Variation margin for centrally cleared swap contract agreements	–	–	$676,380
Centrally Cleared Credit Default Swap Contracts(2)	Variation margin for centrally cleared swap contract agreements	–	$7,715	–
Centrally Cleared Interest Rate Swap Contracts(2)	Variation margin for centrally cleared swap contract agreements	$3,985	–	–
CPI Swap Contracts	Unrealized depreciation on CPI swap contracts	–	–	$1,479,367
Futures Contracts(1)	Variation margin for futures contracts	$330,120	–	–

Notes to Financial Statements (unaudited)(continued)

		Short Duration Core Bond Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Risk
Futures Contracts(1)	Variation margin for futures contracts	$239,780
Liability Derivatives	Statements of Assets and Liabilities Location	Interest Rate Risk
Futures Contracts(1)	Variation margin for futures contracts	$247,297

		Short Duration Income Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Risk	Credit Risk
Centrally Cleared Credit Default Swap Contracts(2)	Variation margin for centrally cleared swap contract agreements	–	$38,568,450
Futures Contracts(1)	Variation margin for futures contracts	$22,763,020	–
Liability Derivatives	Statements of Assets and Liabilities Location	Interest Rate Risk	Credit Risk
Centrally Cleared Credit Default Swap Contracts(2)	Variation margin for centrally cleared swap contract agreements	–	$428,059
Credit Default Swap Contracts	Credit default swap contract agreements payable, at fair value	–	$1,759,484
Futures Contracts(1)	Variation margin for futures contracts	$16,386,872	–

		Total Return Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Risk
Futures Contracts(1)	Variation margin for futures contracts	$39,828
Liability Derivatives	Statements of Assets and Liabilities Location	Interest Rate Risk
Futures Contracts(1)	Variation margin for futures contracts	$378,821

		Ultra Short Bond Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Risk
Futures Contracts(1)	Variation margin for futures contracts	$1,138,424

Notes to Financial Statements (unaudited)(continued)

(1)	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin, presented as either a receivable or a payable, is reported within the Statements of Assets and Liabilities.
(2)	Includes the value of centrally cleared swap contracts as reported in the Schedules of Investments. Only current day’s variation margin, presented as either a receivable or a payable, is reported within the Statements of Assets and Liabilities.

The following tables present the effect of derivatives for each Fund on the Statements of Operations for the six months ended May 31, 2026:

	Convertible Fund
	Statements of Operations Location	Equity Risk
Amount of Realized Gain/(Loss) on Derivatives
OTC Options Purchased	Net realized gain/(loss) on investments	$61,422,130
OTC Written Options	Net realized gain/(loss) on OTC written options	$(42,698,502)
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
OTC Options Purchased	Net change in unrealized appreciation/(depreciation) on investments	$5,312,689
OTC Written Options	Net change in unrealized appreciation/(depreciation) on OTC written options	$888,578
Average derivatives volume calculated based on the number of contracts or notional amounts
OTC Options Purchased		$2,265,293
OTC Written Options		$(1,351,714)

	Core Fixed Income Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Risk
Amount of Realized Gain/(Loss) on Derivatives
Futures Contracts	Net realized gain/(loss) on futures contracts	$(656,117)
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(1,179,786)
Average derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts		1,639

Notes to Financial Statements (unaudited)(continued)

		Core Plus Bond Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Risk	Foreign Currency Risk
Amount of Realized Gain/(Loss) on Derivatives
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	$198,790
Futures Contracts	Net realized gain/(loss) on futures contracts	$(6,316,556)	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	$(9,069)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(305,339)	–
Average derivatives volume calculated based on the number of contracts or notional amounts
Forward Foreign Currency Exchange Contracts		–	$17,764,133
Futures Contracts		1,589	–

Notes to Financial Statements (unaudited)(continued)

				Floating Rate Fund
	Statements of Operations Location	Equity Risk	Inflation Linked/ Interest Rate Risk	Foreign Currency Risk	Credit Risk
Amount of Realized Gain/(Loss) on Derivatives
CPI/Interest Rate Swap Contracts	Net realized gain/(loss) on swap contracts	–	$(1,359,227)	–	–
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	–	$782,871
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	–	$(132,335)	–
Futures Contracts	Net realized gain/(loss) on futures contracts	–	$(1,587,757)	–	–
Total Return Swap Contracts	Net realized gain/(loss) on swap contracts	$(2,581,861)	–	–	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
CPI/Interest Rate Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	$6,763,332	–	–
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	–	–	$(359,608)
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	–	$1,190,521	–
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	–	$406,196	–	–
Total Return Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	$1,673,904	–	–	–
Average derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts		–	$434,837,981	–	–
Credit Default Swap Contracts		–	–	–	$10,628,571

Notes to Financial Statements (unaudited)(continued)

			Floating Rate Fund
	Equity Risk	Inflation Linked/ Interest Rate Risk	Foreign Currency Risk	Credit Risk
Forward Foreign Currency Exchange Contracts	–	–	$366,904,838	–
Futures Contracts	–	1,381	–	–
Total Return Swap Contracts	$635,086	–	–	–

			High Yield Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Risk	Foreign Currency Risk	Credit Risk
Amount of Realized Gain/(Loss) on Derivatives
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	$1,564,697
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	$(354,437)	–
Futures Contracts	Net realized gain/(loss) on futures contracts	$(6,151,539)	–	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	–	$(826,718)
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	$(464,235)	–
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(1,959,531)	–	–
Average derivatives volume calculated based on the number of contracts or notional amounts
Credit Default Swap Contracts		–	–	$15,936,000
Forward Foreign Currency Exchange Contracts		–	$171,178,709	–
Futures Contracts		3,267	–	–

Notes to Financial Statements (unaudited)(continued)

				Income Fund
	Statements of Operations Location	Equity Risk	Inflation Linked/ Interest Rate Risk	Foreign Currency Risk	Credit Risk
Amount of Realized Gain/(Loss) on Derivatives
CPI/Interest Rate Swap Contracts	Net realized gain/(loss) on swap contracts	–	$82,688	–	–
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	–	$2,559,059
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	–	$38,910	–
Futures Contracts	Net realized gain/(loss) on futures contracts	–	$(46,683,640)	–	–
Total Return Swap Contracts	Net realized gain/(loss) on swap contracts	$(2,375,389)	–	–	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	–	–	$2,008,288
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	–	$(38,910)	–
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	–	$734,943	–	–
Total Return Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	$(171,839)	–	–	–
Average derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts		–	$8,571,429	–	–
Credit Default Swap Contracts		–	–	–	$598,397,857
Forward Foreign Currency Exchange Contracts		–	–	$6,635,588	–

Notes to Financial Statements (unaudited)(continued)

			Income Fund
	Equity Risk	Inflation Linked/ Interest Rate Risk	Foreign Currency Risk	Credit Risk
Futures Contracts	–	13,221	–	–
Total Return Swap Contracts	$218,923	–	–	–

		Inflation Focused Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Risk	Credit Risk
Amount of Realized Gain/(Loss) on Derivatives
CPI/Interest Rate Swap Contracts	Net realized gain/(loss) on swap contracts	$1,688,585	–
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	$102,257
Futures Contracts	Net realized gain/(loss) on futures contracts	$(4,975,456)	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
CPI/Interest Rate Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	$8,958,992	–
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	$(3,886)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$251,327	–
Average derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts		$778,542,857	–
Credit Default Swap Contracts		–	$30,639,000
Futures Contracts		2,562	–

Notes to Financial Statements (unaudited)(continued)

	Short Duration Core Bond Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Risk
Amount of Realized Gain/(Loss) on Derivatives
CPI/Interest Rate Swap Contracts	Net realized gain/(loss) on swap contracts	$(1,284,703)
Futures Contracts	Net realized gain/(loss) on futures contracts	$(859,511)
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
CPI/Interest Rate Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	$1,100,845
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(42,541)
Average derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts		$46,400,000
Futures Contracts		1,600

		Short Duration Income Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Risk	Credit Risk
Amount of Realized Gain/(Loss) on Derivatives
CPI/Interest Rate Swap Contracts	Net realized gain/(loss) on swap contracts	$(77,294,135)	–
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	$3,964,121
Futures Contracts	Net realized gain/(loss) on futures contracts	$(106,700,490)	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
CPI/Interest Rate Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	$72,418,091	–
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	$2,201,230
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$4,267,274	–
Average derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts		$3,332,057,143	–
Credit Default Swap Contracts		–	$1,585,957,168
Futures Contracts		123,396	–

Notes to Financial Statements (unaudited)(continued)

		Total Return Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Risk	Foreign Currency Risk
Amount of Realized Gain/(Loss) on Derivatives
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	$62,549
Futures Contracts	Net realized gain/(loss) on futures contracts	$(2,568,961)	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	$(62,549)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(537,607)	–
Average derivatives volume calculated based on the number of contracts or notional amounts
Forward Foreign Currency Exchange Contracts		–	$10,667,028
Futures Contracts		1,270	–

	Ultra Short Bond Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Risk
Amount of Realized Gain/(Loss) on Derivatives
Futures Contracts	Net realized gain/(loss) on futures contracts	$(14,751,524)
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$812,939
Average derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts		4,430

Disclosures About Offsetting Assets And Liabilities–FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in

Notes to Financial Statements (unaudited)(continued)

the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty.

			Convertible Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
OTC Options Purchased	$9,829,950	$–	$9,829,950
Total	$9,829,950	$–	$9,829,950

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received*	Securities Collateral Received*	Net Amount Owed to the Fund by the Counterparty
Goldman Sachs	$1,406,657	$(438,679)	$(967,978)	$–	$–
Morgan Stanley	4,024,776	(1,253,536)	–	–	2,771,240
UBS AG	4,398,517	(567,843)	–	(3,830,674)	–
Total	$9,829,950	$(2,260,058)	$(967,978)	$(3,830,674)	$2,771,240

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
OTC Options Written	$2,260,058	$–	$2,260,058
Total	$2,260,058	$–	$2,260,058

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged*	Securities Collateral Pledged*	Net Amount Owed to the Counterparty by the Fund
Goldman Sachs	$438,679	$(438,679)	$–	$–	$–
Morgan Stanley	1,253,536	(1,253,536)	–	–	–
UBS AG	567,843	(567,843)	–	–	–
Total	$2,260,058	$(2,260,058)	$–	$–	$–

Notes to Financial Statements (unaudited)(continued)

			Floating Rate Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Total Return Swap Contracts	$2,296,420	$–	$2,296,420
Forward Foreign Currency Exchange Contracts	239,175	–	239,175
Total	$2,535,595	$–	$2,535,595

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received*	Securities Collateral Received*	Net Amount Owed to the Fund by the Counterparty
Barclays Bank PLC	$48,318	$(41,339)	$–	$–	$6,979
Morgan Stanley	2,296,420	(160,771)	(2,135,649)	–	–
State Street Bank And Trust	190,857	(165,490)	–	–	25,367
Total	$2,535,595	$(367,600)	$(2,135,649)	$–	$32,346

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$415,994	$–	$415,994
Total	$415,994	$–	$415,994

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged*	Securities Collateral Pledged*	Net Amount Owed to the Counterparty by the Fund
Bank of America	$21,007	$–	$(21,007)	$–	$–
Barclays Bank PLC	41,339	(41,339)	–	–	–
Citibank	27,387	–	–	–	27,387
Morgan Stanley	160,771	(160,771)	–	–	–
State Street Bank And Trust	165,490	(165,490)	–	–	–
Total	$415,994	$(367,600)	$(21,007)	$–	$27,387

Notes to Financial Statements (unaudited)(continued)

			High Yield Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$204,278	$–	$204,278
Total	$204,278	$–	$204,278

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received*	Securities Collateral Received*	Net Amount Owed to the Fund by the Counterparty
Bank of America	$1,939	$(1,939)	$–	$–	$–
Morgan Stanley	69,318	(27,994)	(41,324)	–	–
State Street Bank And Trust	133,021	(133,021)	–	–	–
Total	$204,278	$(162,954)	$(41,324)	$–	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$187,365	$–	$187,365
Total	$187,365	$–	$187,365

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged*	Securities Collateral Pledged*	Net Amount Owed to the Counterparty by the Fund
Bank of America	$25,802	$(1,939)	$–	$–	$23,863
Morgan Stanley	27,994	(27,994)	–	–	–
State Street Bank And Trust	133,569	(133,021)	–	–	548
Total	$187,365	$(162,954)	$–	$–	$24,411

Notes to Financial Statements (unaudited)(continued)

			Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Total Return Swap Contracts	$3,287,774	$–	$3,287,774
Total	$3,287,774	$–	$3,287,774

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received*	Securities Collateral Received*	Net Amount Owed to the Fund by the Counterparty
Citibank	$3,287,774	$(328,441)	$(1,493,392)	$–	$1,465,941
Total	$3,287,774	$(328,441)	$(1,493,392)	$–	$1,465,941

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Total Return Swap Contracts	$3,459,613	$–	$3,459,613
Total	$3,459,613	$–	$3,459,613

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged*	Securities Collateral Pledged*	Net Amount Owed to the Counterparty by the Fund
Citibank	$328,441	$(328,441)	$–	$–	$–
Morgan Stanley	3,131,172	–	(3,131,172)	–	–
Total	$3,459,613	$(328,441)	$(3,131,172)	$–	$–

Notes to Financial Statements (unaudited)(continued)

			Inflation Focused Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$8,093,188	$–	$8,093,188
Total	$8,093,188	$–	$8,093,188

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received*	Securities Collateral Received*	Net Amount Owed to the Fund by the Counterparty
Bank of America	$6,531,312	$–	$(6,531,312)	$–	$–
Barclays Bank PLC	1,192,777	–	(1,192,777)	–	–
Deutsche Bank Ag	369,099	(369,099)	–	–	–
Total	$8,093,188	$(369,099)	$(7,724,089)	$–	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$1,479,367	$–	$1,479,367
Total	$1,479,367	$–	$1,479,367

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged*	Securities Collateral Pledged*	Net Amount Owed to the Counterparty by the Fund
Deutsche Bank Ag	$1,479,367	$(369,099)	$(1,110,268)	$–	$–
Total	$1,479,367	$(369,099)	$(1,110,268)	$–	$–

		Short Duration Income Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$1,759,484	$–	$1,759,484
Total	$1,759,484	$–	$1,759,484

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged*	Securities Collateral Pledged*	Net Amount Owed to the Counterparty by the Fund
Citibank	$799,889	$–	$(799,889)	$–	$–
Credit Suisse International	616,786	–	–	–	616,786
Morgan Stanley	342,809	–	(210,000)	–	132,809
Total	$1,759,484	$–	$(1,009,889)	$–	$749,595

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management fee agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund
First $1 billion	.70%
Next $1 billion	.60%
Over $2 billion	.57%
Core Fixed Income Fund
First $1 billion	.24%
Next $1 billion	.21%
Over $2 billion	.20%
Core Plus Bond Fund
First $4 billion	.28%
Next $11 billion	.26%
Over $15 billion	.25%
Floating Rate Fund
First $1 billion	.50%
Over $1 billion	.45%
High Yield Fund
First $1 billion	.60%
Next $1 billion	.55%
Over $2 billion	.50%

Income Fund
First $3 billion	.38%
Next $7 billion	.35%
Over $10 billion	.34%
Inflation Focused Fund
First $2 billion	.30%
Next $3 billion	.28%
Over $5 billion	.26%
Short Duration Core Bond Fund
First $1 billion	.30%
Next $1 billion	.25%
Over $2 billion	.20%
Short Duration Income Fund
First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%
Total Return Fund
First $4 billion	.28%
Next $11 billion	.26%
Over $15 billion	.25%
Ultra Short Bond Fund	.17%

Notes to Financial Statements (unaudited)(continued)

For the six months ended May 31, 2026, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Fund	Net Effective Management Fee
Convertible Fund	.70%
Core Fixed Income Fund	.21%
Core Plus Bond Fund	.28%
Floating Rate Fund	.46%
High Yield Fund	.55%
Income Fund	.36%
Inflation Focused Fund	.30%
Short Duration Core Bond Fund	.20%
Short Duration Income Fund	.25%
Total Return Fund	.28%
Ultra Short Bond Fund	.17%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived certain fees and expenses during the six months ended May 31, 2026:

Amount
Convertible Fund	$5,901
Core Fixed Income Fund	30,712
Core Plus Bond Fund	32,669
Floating Rate Fund	31,070
High Yield Fund	39,338
Income Fund	40,428
Inflation Focused Fund	13,075
Short Duration Income Fund	214,615
Total Return Fund	27,098
Ultra Short Bond Fund	81,670

For the six months ended May 31, 2026 and continuing through March 31, 2027, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses for each class, excluding certain of the Funds’ expenses, to the following annual rates:

	Effective April 1, 2026		Prior to April 1, 2026
	Classes		Classes
Fund	A, C, F, I, R2, R3, R4 and R5	F3 and R6	A, C, F, I, R2, R3, R4 and R5	F3 and R6
Core Plus Bond Fund	N/A	N/A	.48%	.41%
Short Duration Core Bond Fund	.40%	.31%	.40%	.31%

Notes to Financial Statements (unaudited)(continued)

For the six months ended May 31, 2026 and continuing through March 31, 2027, Lord Abbett has contractually agreed to waive Core Fixed Income Fund’s and Total Return Fund’s Class I shareholder servicing expenses at an annual rate of .04% of each Fund’s average daily net assets.

All contractual management fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only on approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, A1, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the 1940 Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class A1		Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.15%		.25%	(4)	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	(3)	–		.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held less than 1 year and .80% (.25% service and .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for 1 year or more. All Class C shareholders will bear Rule 12b-1 fees at the same rate.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	Distribution fees not applicable for Ultra Short Bond Fund.
(4)	Class A1 only for Ultra Short Bond Fund.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the six months ended May 31, 2026:

	Distributor Commissions	Dealers’ Concessions
Convertible Fund	$3,479	$75,190
Core Fixed Income Fund	32,252	384,967
Core Plus Bond Fund	25,601	408,799
Floating Rate Fund	19,375	438,296
High Yield Fund	24,332	361,312
Income Fund	75,001	1,167,370
Inflation Focused Fund	2,279	41,546
Short Duration Core Bond Fund	3,812	60,974
Short Duration Income Fund	168,854	3,842,359
Total Return Fund	34,861	383,585
Ultra Short Bond Fund	–	5,085

Notes to Financial Statements (unaudited)(continued)

The Distributor received the following amounts of CDSCs for the six months ended May 31, 2026:

	Class A	Class C
Convertible Fund	$1,555	$3,931
Core Fixed Income Fund	9,666	1,935
Core Plus Bond Fund	16,526	3,901
Floating Rate Fund	22,767	7,088
High Yield Fund	8,711	6,187
Income Fund	41,422	8,665
Inflation Focused Fund	2,543	562
Short Duration Core Bond Fund	10,624	1,861
Short Duration Income Fund	161,096	104,100
Total Return Fund	5,169	788
Ultra Short Bond Fund	10,120	–

Other Related Parties

As of May 31, 2026, the percentages of the Funds’ outstanding shares owned by other Lord Abbett funds that invest principally in affiliated mutual funds managed by Lord Abbett were as follows:

Fund of Funds	Core Fixed Income Fund	Core Plus Bond Fund	High Yield Fund	Ultra Short Bond Fund
Multi-Asset Balanced Opportunity Fund	6.52%	4.40%	3.65%	0.22%
Multi-Asset Income Fund	4.94%	2.32%	2.09%	0.08%

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended May 31, 2026 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Convertible Fund	$6,173,084	$–	$–	$6,173,084
Core Fixed Income Fund	112,656,408	–	–	112,656,408
Core Plus Bond Fund	120,629,784	–	–	120,629,784
Floating Rate Fund	142,454,045	–	–	142,454,045
High Yield Fund	119,342,070	–	–	119,342,070
Income Fund	171,737,696	–	–	171,737,696
Inflation Focused Fund	19,014,899	–	–	19,014,899
Short Duration Core Bond Fund	14,413,774	–	–	14,413,774
Short Duration Income Fund	1,056,668,223	–	–	1,056,668,223
Total Return Fund	87,033,016	–	–	87,033,016
Ultra Short Bond Fund	329,718,504	–	–	329,718,504

The tax character of distributions paid during the fiscal year ended November 30, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Convertible Fund	$12,126,569	$–	$–	$12,126,569
Core Fixed Income Fund	217,388,149	–	–	217,388,149
Core Plus Bond Fund	204,524,934	–	–	204,524,934
Floating Rate Fund	340,909,255	–	–	340,909,255
High Yield Fund	250,696,523	–	–	250,696,523
Income Fund	325,894,959	–	–	325,894,959
Inflation Focused Fund	36,603,114	–	–	36,603,114
Short Duration Core Bond Fund	27,521,953	–	–	27,521,953
Short Duration Income Fund	2,192,089,715	–	–	2,192,089,715
Total Return Fund	181,684,507	–	–	181,684,507
Ultra Short Bond Fund	612,633,447	–	–	612,633,447

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Convertible Fund	$(90,516,566)	$–	$(90,516,566)
Core Fixed Income Fund	(78,769,739)	(236,003,071)	(314,772,810)
Core Plus Bond Fund	(35,297,532)	(51,018,917)	(86,316,449)
Floating Rate Fund	(586,793,332)	(1,341,127,965)	(1,927,921,297)
High Yield Fund	(429,354,472)	(444,484,522)	(873,838,994)
Income Fund	(185,702,155)	(273,230,847)	(458,933,002)
Inflation Focused Fund	(158,152,891)	(302,798,594)	(460,951,485)
Short Duration Core Bond Fund	(6,226,021)	(8,349,699)	(14,575,720)
Short Duration Income Fund	(1,281,678,420)	(6,270,384,283)	(7,552,062,703)
Total Return Fund	(219,341,897)	(393,381,039)	(612,722,936)
Ultra Short Bond Fund	(53,487,862)	(119,217,453)	(172,705,315)

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2026, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, certain distributions, amortization of premium, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Convertible Fund	$624,014,831	$119,419,251	$(16,299,866)	$103,119,385
Core Fixed Income Fund	5,546,326,926	23,927,628	(49,770,325)	(25,842,697)
Core Plus Bond Fund	6,199,088,801	32,282,851	(46,727,406)	(14,444,555)
Floating Rate Fund	4,368,812,413	78,365,419	(68,132,783)	10,232,636
High Yield Fund	3,376,194,580	103,290,890	(104,645,494)	(1,354,604)
Income Fund	6,875,003,311	42,742,674	(55,637,311)	(12,894,637)
Inflation Focused Fund	912,577,168	18,889,628	(10,060,294)	8,829,334
Short Duration Core Bond Fund	676,766,061	1,829,496	(3,077,787)	(1,248,291)
Short Duration Income Fund	47,059,809,667	221,011,883	(1,156,583,193)	(935,571,310)
Total Return Fund	4,326,592,402	22,336,565	(54,998,998)	(32,662,433)
Ultra Short Bond Fund	16,686,953,352	28,231,654	(19,443,991)	8,787,663

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2026 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Convertible Fund	$–	$468,545,627	$–	$462,277,560
Core Fixed Income Fund	9,499,876,281	1,285,115,429	9,790,134,671	1,368,793,232
Core Plus Bond Fund	10,262,265,175	1,604,401,826	9,757,125,787	1,309,653,914
Floating Rate Fund	–	1,699,040,682	–	1,885,287,688
High Yield Fund	–	1,321,717,903	–	1,407,951,172
Income Fund	1,629,003,077	3,809,280,160	1,460,955,660	3,266,320,696
Inflation Focused Fund	442,323,169	324,248,083	387,206,710	290,057,365
Short Duration Core Bond Fund	243,563,856	258,478,802	216,825,290	244,699,768
Short Duration Income Fund	15,740,152,873	18,235,549,189	14,741,272,431	17,812,387,238
Total Return Fund	7,300,176,275	955,831,902	7,285,989,203	1,226,685,794
Ultra Short Bond Fund	418,686,703	6,278,697,243	387,371,322	4,729,532,072

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended May 31, 2026, the Funds did not engage in cross-trade purchases or sales.

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets

Notes to Financial Statements (unaudited)(continued)

of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended May 31, 2026, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which SSB participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Syndicated Facility for $1.8 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $500 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended May 31, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

Interest associated with these credit facilities is charged to each Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line loans. In addition, there is a fee computed at an annual rate of 0.20% on the daily unused portion of the Syndicated Facility which is allocated among the Participating Funds at the end of each quarter and is included with Other Expenses on the Statements of Operations. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended May 31, 2026, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that

Notes to Financial Statements (unaudited)(continued)

participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended May 31, 2026, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Funds, except for Inflation Focused Fund, have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of May 31, 2026, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)	Non-Cash Collateral
Convertible Fund	$2,217,855	$2,238,642	$–
Core Fixed Income Fund	3,513,619	3,636,790	–
Core Plus Bond Fund	28,403,847	29,346,012	–
Floating Rate Fund	53,635,177	55,824,413	–
High Yield Fund	117,869,306	122,757,753	–
Income Fund	30,415,822	25,593,489	5,965,082
Short Duration Core Bond Fund	732,343	756,300	–
Short Duration Income Fund	46,007,222	47,571,048	–
Total Return Fund	10,747,431	11,113,376	–
Ultra Short Bond Fund	13,994,577	14,318,483	–

(1)	Statements of Assets and Liabilities location: Payables: Collateral due to broker for securities lending.

Notes to Financial Statements (unaudited)(continued)

12.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities and to the changing prospects of individual companies and/or sectors in which the Funds invest. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline, when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increase liquidity risk as well as additional risks.

Because the Ultra Short Bond Fund invests a significant portion of its assets in securities issued by companies in the financial services industry, developments affecting this industry may have a disproportionate impact on the Fund. Interest rate risk, credit risk and the risk of regulatory changes in the financial services industry, among other risks, may have negative effect on companies in the financial services industry.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies and/or sectors in which the Fund invests.

Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund are subject to the general risks and considerations associated with investing in convertible securities which have both equity and fixed income risk characteristics including market, credit, liquidity and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund’s investment exposure to foreign (which may include emerging markets) companies presents increased market, liquidity, currency, political, information and other risks. The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful may depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors.

Notes to Financial Statements (unaudited)(continued)

If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other in addition to the risks associated with investing in derivatives discussed above. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

The Funds are subject to the risks of investing in credit default swap contracts. The risks associated with the Funds’ investment in credit default swap contracts are greater than if the Funds invested directly in the reference obligation because they are subject to liquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels in addition to the risks associated with investing in derivatives discussed above.

Each Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

The Funds are subject to the risks of investing in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, Floating Rate Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

Convertible Fund, Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund and Total Return Fund are subject to the risks of investing in asset backed securities and mortgage related securities, including those of such Government sponsored enterprises as Fannie Mae and Freddie Mac. In addition, these Funds may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes

Notes to Financial Statements (unaudited)(continued)

in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of a Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of each Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments and negatively impact each Fund’s performance and your investment in each Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Convertible Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,262,771	$23,074,570	891,554	$13,631,007
Reinvestment of distributions	78,072	1,333,468	179,593	2,659,291
Shares reacquired	(1,379,688)	(25,111,074)	(1,962,647)	(29,604,729)
Decrease	(38,845)	$(703,036)	(891,500)	$(13,314,431)

Class C Shares
Shares sold	69,455	$1,261,511	82,215	$1,218,639
Reinvestment of distributions	6,959	117,080	19,379	282,250
Shares reacquired	(287,365)	(5,232,908)	(504,555)	(7,559,201)
Decrease	(210,951)	$(3,854,317)	(402,961)	$(6,058,312)

Notes to Financial Statements (unaudited)(continued)

Convertible Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	1,836	$32,841	22,662	$315,504
Reinvestment of distributions	6,847	117,123	17,380	257,016
Shares reacquired	(73,073)	(1,355,560)	(248,951)	(3,638,506)
Decrease	(64,390)	$(1,205,596)	(208,909)	$(3,065,986)

Class F3 Shares
Shares sold	125,993	$2,336,855	676,281	$10,526,660
Reinvestment of distributions	9,831	170,754	17,679	270,231
Shares reacquired	(349,413)	(6,477,386)	(384,023)	(6,064,303)
Increase (decrease)	(213,589)	$(3,969,777)	309,937	$4,732,588

Class I Shares
Shares sold	3,820,097	$71,330,525	8,138,456	$125,516,362
Reinvestment of distributions	205,265	3,539,622	459,845	6,882,836
Shares reacquired	(6,216,233)	(114,269,277)	(9,368,191)	(141,049,582)
Decrease	(2,190,871)	$(39,399,130)	(769,890)	$(8,650,384)

Class P Shares
Shares sold	50	$935	122	$1,884
Reinvestment of distributions	9	157	19	283
Shares reacquired	–	–	(55)	(920)
Increase	59	$1,092	86	$1,247

Class R2 Shares
Shares sold	43	$810	585	$9,170
Reinvestment of distributions	42	731	104	1,573
Shares reacquired	(192)	(3,603)	(1,823)	(27,705)
Decrease	(107)	$(2,062)	(1,134)	$(16,962)

Class R3 Shares
Shares sold	96,558	$1,723,225	181,102	$2,803,532
Reinvestment of distributions	10,963	185,569	24,008	352,602
Shares reacquired	(90,784)	(1,664,674)	(231,169)	(3,463,958)
Increase (decrease)	16,737	$244,120	(26,059)	$(307,824)

Class R4 Shares
Shares sold	66	$1,218	2,494	$35,997
Reinvestment of distributions	59	1,008	290	4,295
Shares reacquired	(1,818)	(31,176)	(10,576)	(167,989)
Decrease	(1,693)	$(28,950)	(7,792)	$(127,697)

Class R5 Shares
Shares sold	744	$14,329	18,181	$268,216
Reinvestment of distributions	149	2,573	2,951	44,036
Shares reacquired	(3,718)	(68,507)	(158,082)	(2,593,865)
Decrease	(2,825)	$(51,605)	(136,950)	$(2,281,613)

Notes to Financial Statements (unaudited)(continued)

Convertible Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	18,148	$340,458	32,652	$512,974
Reinvestment of distributions	1,093	18,996	2,326	35,016
Shares reacquired	(23,846)	(470,555)	(55,991)	(834,201)
Decrease	(4,605)	$(111,101)	(21,013)	$(286,211)

Core Fixed Income Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,784,867	$53,933,126	14,950,211	$138,447,668
Reinvestment of distributions	1,636,347	15,235,465	3,311,715	30,714,528
Shares reacquired	(8,528,365)	(79,433,508)	(18,783,719)	(173,908,825)
Decrease	(1,107,151)	$(10,264,917)	(521,793)	$(4,746,629)

Class C Shares
Shares sold	449,236	$4,173,699	1,238,115	$11,404,498
Reinvestment of distributions	85,236	790,262	177,368	1,637,433
Shares reacquired	(600,380)	(5,581,160)	(1,652,362)	(15,203,906)
Decrease	(65,908)	$(617,199)	(236,879)	$(2,161,975)

Class F Shares
Shares sold	691,143	$6,446,453	1,644,183	$15,269,316
Reinvestment of distributions	128,465	1,196,427	268,147	2,484,643
Shares reacquired	(677,450)	(6,301,569)	(4,373,845)	(40,299,305)
Increase (decrease)	142,158	$1,341,311	(2,461,515)	$(22,545,346)

Class F3 Shares
Shares sold	9,758,663	$90,945,165	24,732,657	$228,812,744
Reinvestment of distributions	2,121,446	19,754,494	4,033,987	37,422,412
Shares reacquired	(10,430,095)	(97,113,047)	(19,172,492)	(177,264,979)
Increase	1,450,014	$13,586,612	9,594,152	$88,970,177

Class I Shares
Shares sold	57,094,030	$531,328,555	151,208,924	$1,399,999,168
Reinvestment of distributions	7,838,022	72,975,147	15,258,659	141,459,943
Shares reacquired	(89,368,026)	(834,878,796)	(124,586,496)	(1,151,301,515)
Increase (decrease)	(24,435,974)	$(230,575,094)	41,881,087	$390,157,596

Class R2 Shares
Shares sold	6,821	$63,723	19,471	$179,247
Reinvestment of distributions	943	8,798	2,661	24,669
Shares reacquired	(49,210)	(454,832)	(38,797)	(359,664)
Decrease	(41,446)	$(382,311)	(16,665)	$(155,748)

Class R3 Shares
Shares sold	75,654	$706,022	100,510	$937,063
Reinvestment of distributions	11,348	105,674	20,923	194,106
Shares reacquired	(43,747)	(407,143)	(100,718)	(929,299)
Increase	43,255	$404,553	20,715	$201,870

Notes to Financial Statements (unaudited)(continued)

Core Fixed Income Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	81,009	$755,883	191,094	$1,769,360
Reinvestment of distributions	19,860	184,898	38,548	357,476
Shares reacquired	(58,145)	(540,786)	(464,754)	(4,275,207)
Increase (decrease)	42,724	$399,995	(235,112)	$(2,148,371)

Class R5 Shares
Shares sold	59,033	$550,829	125,174	$1,159,306
Reinvestment of distributions	13,792	128,489	29,454	273,242
Shares reacquired	(49,297)	(457,973)	(197,362)	(1,831,340)
Increase (decrease)	23,528	$221,345	(42,734)	$(398,792)

Class R6 Shares
Shares sold	715,209	$6,673,085	2,296,678	$21,379,977
Reinvestment of distributions	163,140	1,518,338	257,652	2,388,911
Shares reacquired	(674,904)	(6,299,047)	(767,470)	(7,101,555)
Increase	203,445	$1,892,376	1,786,860	$16,667,333

Core Plus Bond Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,288,461	$68,429,168	10,416,768	$134,007,785
Reinvestment of distributions	675,843	8,719,958	1,255,085	16,163,664
Shares reacquired	(4,254,700)	(54,969,834)	(7,985,606)	(102,520,653)
Increase	1,709,604	$22,179,292	3,686,247	$47,650,796

Class C Shares
Shares sold	481,995	$6,249,064	1,242,422	$16,019,520
Reinvestment of distributions	70,859	915,023	123,737	1,594,501
Shares reacquired	(452,161)	(5,844,118)	(624,156)	(8,031,453)
Increase	100,693	$1,319,969	742,003	$9,582,568

Class F Shares
Shares sold	84,073	$1,083,479	257,888	$3,314,284
Reinvestment of distributions	23,240	299,633	60,619	779,123
Shares reacquired	(112,568)	(1,441,869)	(895,439)	(11,454,463)
Decrease	(5,255)	$(58,757)	(576,932)	$(7,361,056)

Class F3 Shares
Shares sold	4,800,604	$62,087,901	6,143,101	$78,995,825
Reinvestment of distributions	499,981	6,452,427	864,226	11,131,023
Shares reacquired	(2,726,860)	(35,150,535)	(4,485,995)	(57,543,416)
Increase	2,573,725	$33,389,793	2,521,332	$32,583,432

Class I Shares
Shares sold	99,072,754	$1,282,129,985	155,649,260	$1,996,862,716
Reinvestment of distributions	7,951,761	102,471,174	13,370,260	172,094,780
Shares reacquired	(49,771,249)	(642,532,870)	(100,344,359)	(1,286,334,668)
Increase	57,253,266	$742,068,289	68,675,161	$882,622,828

Notes to Financial Statements (unaudited)(continued)

Core Plus Bond Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	50,314	$648,797	19,054	$244,667
Reinvestment of distributions	2,167	27,948	3,353	43,166
Shares reacquired	(8,765)	(112,842)	(21,592)	(277,292)
Increase	43,716	$563,903	815	$10,541

Class R4 Shares
Shares sold	26,613	$342,968	84,771	$1,082,015
Reinvestment of distributions	4,474	57,732	8,764	112,864
Shares reacquired	(17,081)	(220,249)	(67,109)	(861,767)
Increase	14,006	$180,451	26,426	$333,112

Class R5 Shares
Shares sold	248	$3,230	401	$5,160
Reinvestment of distributions	40	511	72	926
Shares reacquired	(65)	(841)	(233)	(3,018)
Increase	223	$2,900	240	$3,068

Class R6 Shares
Shares sold	592,799	$7,690,762	1,159,723	$14,910,506
Reinvestment of distributions	78,627	1,014,668	123,888	1,596,471
Shares reacquired	(256,461)	(3,308,991)	(383,872)	(4,930,035)
Increase	414,965	$5,396,439	899,739	$11,576,942

Floating Rate Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	12,419,325	$99,410,422	34,351,098	$277,936,004
Reinvestment of distributions	4,905,881	39,183,708	11,697,669	94,488,184
Shares reacquired	(28,247,926)	(226,091,687)	(55,495,783)	(447,880,048)
Decrease	(10,922,720)	$(87,497,557)	(9,447,016)	$(75,455,860)

Class C Shares
Shares sold	1,426,824	$11,444,724	4,091,356	$33,168,807
Reinvestment of distributions	674,903	5,394,003	1,778,681	14,384,536
Shares reacquired	(5,252,075)	(42,068,363)	(12,085,895)	(97,780,636)
Decrease	(3,150,348)	$(25,229,636)	(6,215,858)	$(50,227,293)

Class F Shares
Shares sold	1,620,407	$12,950,828	2,556,126	$20,662,968
Reinvestment of distributions	511,437	4,081,934	1,362,602	11,005,448
Shares reacquired	(3,629,928)	(28,999,765)	(8,487,438)	(68,467,142)
Decrease	(1,498,084)	$(11,967,003)	(4,568,710)	$(36,798,726)

Class F3 Shares
Shares sold	1,311,275	$10,504,768	3,439,172	$27,874,421
Reinvestment of distributions	367,313	2,937,379	801,200	6,482,792
Shares reacquired	(1,996,711)	(15,998,366)	(3,244,978)	(26,211,187)
Increase (decrease)	(318,123)	$(2,556,219)	995,394	$8,146,026

Notes to Financial Statements (unaudited)(continued)

Floating Rate Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	50,289,936	$402,721,603	130,122,229	$1,054,474,151
Reinvestment of distributions	8,973,798	71,717,122	20,609,873	166,625,125
Shares reacquired	(66,598,768)	(533,343,410)	(149,645,257)	(1,206,048,364)
Increase (decrease)	(7,335,034)	$(58,904,685)	1,086,845	$15,050,912

Class R2 Shares
Shares sold	6,133	$49,198	31,223	$253,307
Reinvestment of distributions	2,590	20,704	5,913	47,801
Shares reacquired	(24,088)	(193,611)	(26,324)	(213,734)
Increase (decrease)	(15,365)	$(123,709)	10,812	$87,374

Class R3 Shares
Shares sold	331,688	$2,657,748	1,585,077	$12,805,736
Reinvestment of distributions	272,204	2,174,922	790,183	6,388,886
Shares reacquired	(781,535)	(6,251,595)	(5,595,907)	(45,203,599)
Decrease	(177,643)	$(1,418,925)	(3,220,647)	$(26,008,977)

Class R4 Shares
Shares sold	26,119	$209,023	14,744	$119,408
Reinvestment of distributions	4,054	32,375	10,491	84,794
Shares reacquired	(14,856)	(119,712)	(45,326)	(366,454)
Increase (decrease)	15,317	$121,686	(20,091)	$(162,252)

Class R5 Shares
Shares sold	35,796	$286,685	107,883	$869,134
Reinvestment of distributions	11,446	91,571	21,482	173,852
Shares reacquired	(35,968)	(289,740)	(54,395)	(441,634)
Increase	11,274	$88,516	74,970	$601,352

Class R6 Shares
Shares sold	588,277	$4,707,622	1,240,241	$10,025,045
Reinvestment of distributions	179,210	1,432,977	392,112	3,171,140
Shares reacquired	(756,217)	(6,045,104)	(1,724,245)	(13,901,332)
Increase (decrease)	11,270	$95,495	(91,892)	$(705,147)

High Yield Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,673,872	$67,623,831	19,630,656	$124,823,249
Reinvestment of distributions	3,736,279	23,643,804	7,408,961	47,056,365
Shares reacquired	(13,771,505)	(87,266,287)	(28,715,507)	(182,221,255)
Increase (decrease)	638,646	$4,001,348	(1,675,890)	$(10,341,641)

Class C Shares
Shares sold	1,380,872	$8,711,292	2,550,317	$16,116,609
Reinvestment of distributions	417,421	2,627,901	953,705	6,024,219
Shares reacquired	(2,512,535)	(15,845,837)	(6,841,292)	(43,204,754)
Decrease	(714,242)	$(4,506,644)	(3,337,270)	$(21,063,926)

Notes to Financial Statements (unaudited)(continued)

High Yield Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	274,280	$1,729,864	577,503	$3,670,946
Reinvestment of distributions	320,086	2,023,136	731,181	4,638,127
Shares reacquired	(1,032,052)	(6,535,276)	(4,014,602)	(25,430,053)
Decrease	(437,686)	$(2,782,276)	(2,705,918)	$(17,120,980)

Class F3 Shares
Shares sold	5,899,365	$37,581,068	12,282,238	$78,423,882
Reinvestment of distributions	2,597,544	16,520,703	5,358,468	34,206,591
Shares reacquired	(10,513,283)	(67,076,054)	(17,867,634)	(113,955,487)
Decrease	(2,016,374)	$(12,974,283)	(226,928)	$(1,325,014)

Class I Shares
Shares sold	40,006,591	$254,831,383	111,939,780	$712,391,204
Reinvestment of distributions	8,822,521	56,103,090	17,247,217	110,081,436
Shares reacquired	(53,865,216)	(342,675,749)	(119,123,863)	(757,932,263)
Increase (decrease)	(5,036,104)	$(31,741,276)	10,063,134	$64,540,377

Class R2 Shares
Shares sold	49,909	$315,331	200,391	$1,277,831
Reinvestment of distributions	26,329	167,660	58,243	372,134
Shares reacquired	(198,304)	(1,261,195)	(278,632)	(1,782,724)
Decrease	(122,066)	$(778,204)	(19,998)	$(132,759)

Class R3 Shares
Shares sold	1,024,074	$6,490,515	2,249,837	$14,369,001
Reinvestment of distributions	466,925	2,971,264	896,131	5,724,963
Shares reacquired	(1,260,076)	(8,027,991)	(2,269,920)	(14,490,761)
Increase	230,923	$1,433,788	876,048	$5,603,203

Class R4 Shares
Shares sold	542,631	$3,432,973	1,737,897	$10,986,359
Reinvestment of distributions	156,691	991,640	359,816	2,284,255
Shares reacquired	(1,265,300)	(8,022,332)	(5,528,462)	(35,254,429)
Decrease	(565,978)	$(3,597,719)	(3,430,749)	$(21,983,815)

Class R5 Shares
Shares sold	450,579	$2,874,472	2,772,994	$17,669,262
Reinvestment of distributions	202,718	1,287,835	1,188,690	7,561,380
Shares reacquired	(780,833)	(4,969,419)	(24,853,048)	(157,202,411)
Decrease	(127,536)	$(807,112)	(20,891,364)	$(131,971,769)

Class R6 Shares
Shares sold	2,918,977	$18,428,542	8,852,685	$56,569,216
Reinvestment of distributions	1,097,803	6,981,648	2,886,243	18,429,568
Shares reacquired	(7,548,763)	(48,220,605)	(30,326,568)	(192,794,304)
Decrease	(3,531,983)	$(22,810,415)	(18,587,640)	$(117,795,520)

Notes to Financial Statements (unaudited)(continued)

Income Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	71,885,479	$176,429,473	127,798,774	$312,053,854
Reinvestment of distributions	14,581,831	35,727,192	28,283,879	69,006,836
Shares reacquired	(68,375,314)	(167,325,773)	(115,778,552)	(281,747,815)
Increase	18,091,996	$44,830,892	40,304,101	$99,312,875

Class C Shares
Shares sold	3,448,657	$8,510,967	5,200,620	$12,747,712
Reinvestment of distributions	453,401	1,115,611	969,836	2,374,999
Shares reacquired	(3,788,594)	(9,318,581)	(7,965,917)	(19,484,786)
Increase (decrease)	113,464	$307,997	(1,795,461)	$(4,362,075)

Class F Shares
Shares sold	299,115	$736,700	1,403,786	$3,427,020
Reinvestment of distributions	268,132	656,462	680,603	1,657,215
Shares reacquired	(3,082,705)	(7,543,062)	(4,330,352)	(10,510,518)
Decrease	(2,515,458)	$(6,149,900)	(2,245,963)	$(5,426,283)

Class F3 Shares
Shares sold	151,738,228	$372,176,433	295,108,915	$719,572,624
Reinvestment of distributions	25,968,946	63,619,354	45,992,754	112,291,519
Shares reacquired	(92,334,557)	(226,147,871)	(165,026,764)	(401,302,708)
Increase	85,372,617	$209,647,916	176,074,905	$430,561,435

Class I Shares
Shares sold	223,140,502	$548,083,590	420,488,878	$1,025,749,500
Reinvestment of distributions	22,721,573	55,701,634	45,941,415	112,130,996
Shares reacquired	(166,464,917)	(408,146,053)	(489,388,324)	(1,190,715,123)
Increase (decrease)	79,397,158	$195,639,171	(22,958,031)	$(52,834,627)

Class R2 Shares
Shares sold	54,549	$136,010	62,652	$156,544
Reinvestment of distributions	8,701	21,505	14,420	35,489
Shares reacquired	(136,058)	(335,115)	(5,206)	(12,731)
Increase (decrease)	(72,808)	$(177,600)	71,866	$179,302

Class R3 Shares
Shares sold	1,171,225	$2,881,325	3,155,617	$7,700,631
Reinvestment of distributions	535,961	1,317,855	1,111,813	2,721,760
Shares reacquired	(2,207,220)	(5,417,637)	(3,679,205)	(9,004,424)
Increase (decrease)	(500,034)	$(1,218,457)	588,225	$1,417,967

Class R4 Shares
Shares sold	2,268,200	$5,582,127	4,154,362	$10,065,176
Reinvestment of distributions	25,646	62,907	41,037	100,350
Shares reacquired	(890,960)	(2,183,218)	(2,114,929)	(5,122,027)
Increase	1,402,886	$3,461,816	2,080,470	$5,043,499

Notes to Financial Statements (unaudited)(continued)

Income Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	361,174	$886,630	1,366,344	$3,374,716
Reinvestment of distributions	35,813	87,794	54,199	132,396
Shares reacquired	(1,477,223)	(3,628,595)	(353,090)	(867,636)
Increase (decrease)	(1,080,236)	$(2,654,171)	1,067,453	$2,639,476

Class R6 Shares
Shares sold	7,259,650	$17,829,814	9,019,045	$22,055,151
Reinvestment of distributions	560,103	1,371,880	979,581	2,391,312
Shares reacquired	(4,408,190)	(10,837,906)	(7,691,201)	(18,637,109)
Increase	3,411,563	$8,363,788	2,307,425	$5,809,354

Inflation Focused Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,102,806	$13,021,574	1,454,699	$17,173,439
Reinvestment of distributions	258,643	3,057,446	559,663	6,606,473
Shares reacquired	(1,166,934)	(13,783,653)	(3,812,921)	(44,837,453)
Increase (decrease)	194,515	$2,295,367	(1,798,559)	$(21,057,541)

Class C Shares
Shares sold	192,694	$2,275,844	127,839	$1,507,957
Reinvestment of distributions	37,613	445,215	88,226	1,042,916
Shares reacquired	(308,797)	(3,654,502)	(705,374)	(8,309,946)
Decrease	(78,490)	$(933,443)	(489,309)	$(5,759,073)

Class F Shares
Shares sold	31,685	$365,739	334,000	$3,903,718
Reinvestment of distributions	28,357	335,548	73,972	874,204
Shares reacquired	(151,344)	(1,791,105)	(897,410)	(10,560,260)
Decrease	(91,302)	$(1,089,818)	(489,438)	$(5,782,338)

Class F3 Shares
Shares sold	1,209,889	$14,302,475	945,151	$11,161,316
Reinvestment of distributions	117,869	1,395,162	250,039	2,954,997
Shares reacquired	(882,534)	(10,440,312)	(1,762,338)	(20,746,902)
Increase (decrease)	445,224	$5,257,325	(567,148)	$(6,630,589)

Class I Shares
Shares sold	12,817,411	$151,359,582	18,067,859	$212,768,452
Reinvestment of distributions	1,079,432	12,754,848	1,962,360	23,174,407
Shares reacquired	(6,222,489)	(73,504,985)	(14,298,632)	(168,292,409)
Increase	7,674,354	$90,609,445	5,731,587	$67,650,450

Class R2 Shares
Shares sold	1,525	$17,664	3,165	$37,045
Reinvestment of distributions	767	9,016	1,690	19,862
Shares reacquired	(507)	(5,975)	(10,938)	(128,368)
Increase (decrease)	1,785	$20,705	(6,083)	$(71,461)

Notes to Financial Statements (unaudited)(continued)

Inflation Focused Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	44,893	$529,840	59,468	$700,078
Reinvestment of distributions	2,244	26,505	3,788	44,777
Shares reacquired	(89,394)	(1,050,265)	(16,697)	(197,666)
Increase (decrease)	(42,257)	$(493,920)	46,559	$547,189

Class R4 Shares
Shares sold	70,181	$829,372	46,092	$544,294
Reinvestment of distributions	3,227	38,129	8,545	100,838
Shares reacquired	(92,970)	(1,099,505)	(62,215)	(733,170)
Decrease	(19,562)	$(232,004)	(7,578)	$(88,038)

Class R5 Shares
Shares sold	61,389	$725,134	111,374	$1,309,860
Reinvestment of distributions	4,738	55,948	7,425	87,597
Shares reacquired	(17,989)	(212,712)	(88,614)	(1,040,319)
Increase	48,138	$568,370	30,185	$357,138

Class R6 Shares
Shares sold	361,956	$4,273,809	1,188,057	$14,003,881
Reinvestment of distributions	49,072	579,866	88,725	1,047,475
Shares reacquired	(390,334)	(4,609,597)	(849,571)	(9,989,252)
Increase	20,694	$244,078	427,211	$5,062,104

Short Duration Core Bond Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,075,247	$9,916,654	3,320,192	$30,622,155
Reinvestment of distributions	224,728	2,072,253	468,433	4,326,059
Shares reacquired	(1,802,759)	(16,625,873)	(2,764,071)	(25,512,043)
Increase (decrease)	(502,784)	$(4,636,966)	1,024,554	$9,436,171

Class C Shares
Shares sold	178,680	$1,646,039	358,066	$3,301,833
Reinvestment of distributions	20,623	190,062	39,180	361,630
Shares reacquired	(116,266)	(1,072,578)	(201,691)	(1,860,385)
Increase	83,037	$763,523	195,555	$1,803,078

Class F Shares
Shares sold	5,346	$40,130	38,547	$355,307
Reinvestment of distributions	10,041	92,385	23,162	213,709
Shares reacquired	(69,310)	(639,586)	(176,896)	(1,629,134)
Decrease	(53,923)	$(507,071)	(115,187)	$(1,060,118)

Class F3 Shares
Shares sold	2,196,696	$20,241,923	4,106,838	$37,877,317
Reinvestment of distributions	222,189	2,047,459	387,142	3,573,442
Shares reacquired	(1,693,944)	(15,604,014)	(2,068,754)	(19,077,256)
Increase	724,941	$6,685,368	2,425,226	$22,373,503

Notes to Financial Statements (unaudited)(continued)

Short Duration Core Bond Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	8,382,463	$77,319,317	22,603,314	$208,301,044
Reinvestment of distributions	1,050,885	9,683,724	1,988,623	18,355,232
Shares reacquired	(7,232,219)	(66,620,226)	(13,746,929)	(126,790,275)
Increase	2,201,129	$20,382,815	10,845,008	$99,866,001

Class R3 Shares
Shares sold	475	$4,373	5,698	$52,674
Reinvestment of distributions	255	2,353	530	4,891
Shares reacquired	(4,357)	(40,307)	(2,126)	(19,529)
Increase (decrease)	(3,627)	$(33,581)	4,102	$38,036

Class R4 Shares
Shares sold	1,404	$12,944	635	$5,866
Reinvestment of distributions	94	872	162	1,493
Shares reacquired	(286)	(2,630)	(254)	(2,348)
Increase	1,212	$11,186	543	$5,011

Class R6 Shares
Shares sold	189,183	$1,737,061	277,320	$2,552,619
Reinvestment of distributions	9,684	89,239	17,375	160,388
Shares reacquired	(103,522)	(954,633)	(153,105)	(1,411,453)
Increase	95,345	$871,667	141,590	$1,301,554

Short Duration Income Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	184,173,481	$713,985,116	371,033,294	$1,439,203,082
Reinvestment of distributions	39,349,895	152,346,494	83,129,455	322,606,513
Shares reacquired	(250,956,453)	(972,646,588)	(517,312,628)	(2,005,910,963)
Decrease	(27,433,077)	$(106,314,978)	(63,149,879)	$(244,101,368)

Class C Shares
Shares sold	32,079,676	$125,134,006	56,082,206	$218,946,042
Reinvestment of distributions	5,645,991	22,020,384	13,030,754	50,901,383
Shares reacquired	(53,264,017)	(207,716,354)	(118,749,292)	(463,405,144)
Decrease	(15,538,350)	$(60,561,964)	(49,636,332)	$(193,557,719)

Class F Shares
Shares sold	16,479,199	$63,686,130	43,256,895	$167,773,223
Reinvestment of distributions	5,396,670	20,885,535	12,400,779	48,098,825
Shares reacquired	(29,716,300)	(115,080,982)	(99,773,104)	(386,667,622)
Decrease	(7,840,431)	$(30,509,317)	(44,115,430)	$(170,795,574)

Class F3 Shares
Shares sold	419,047,203	$1,619,582,132	275,950,721	$1,071,558,054
Reinvestment of distributions	28,993,439	112,470,444	57,940,615	225,241,268
Shares reacquired	(165,404,384)	(641,640,440)	(356,239,458)	(1,382,820,946)
Increase (decrease)	282,636,258	$1,090,412,136	(22,348,122)	$(86,021,624)

Notes to Financial Statements (unaudited)(continued)

Short Duration Income Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	1,180,798,578	$4,572,754,526	2,429,600,916	$9,413,483,586
Reinvestment of distributions	155,347,123	601,169,495	318,744,052	1,236,226,030
Shares reacquired	(1,257,212,604)	(4,868,280,094)	(2,402,591,234)	(9,311,582,679)
Increase	78,933,097	$305,643,927	345,753,734	$1,338,126,937

Class R2 Shares
Shares sold	97,962	$380,157	320,559	$1,242,938
Reinvestment of distributions	19,842	76,982	43,166	167,656
Shares reacquired	(160,982)	(621,053)	(738,141)	(2,858,144)
Decrease	(43,178)	$(163,914)	(374,416)	$(1,447,550)

Class R3 Shares
Shares sold	3,444,492	$13,343,927	8,267,796	$32,094,915
Reinvestment of distributions	1,560,059	6,053,111	3,459,225	13,443,727
Shares reacquired	(6,719,847)	(26,068,094)	(18,188,807)	(70,575,962)
Decrease	(1,715,296)	$(6,671,056)	(6,461,786)	$(25,037,320)

Class R4 Shares
Shares sold	4,440,122	$17,235,155	11,852,828	$46,052,377
Reinvestment of distributions	646,258	2,507,553	1,468,559	5,709,870
Shares reacquired	(8,644,344)	(33,561,594)	(14,382,211)	(55,900,288)
Decrease	(3,557,964)	$(13,818,886)	(1,060,824)	$(4,138,041)

Class R5 Shares
Shares sold	3,867,912	$14,989,547	9,486,564	$36,737,664
Reinvestment of distributions	518,457	2,004,849	967,546	3,748,687
Shares reacquired	(5,030,821)	(19,428,750)	(6,920,206)	(26,785,538)
Increase (decrease)	(644,452)	$(2,434,354)	3,533,904	$13,700,813

Class R6 Shares
Shares sold	43,462,867	$168,200,755	93,914,582	$364,250,314
Reinvestment of distributions	6,224,358	24,086,510	12,599,788	48,876,607
Shares reacquired	(40,720,832)	(157,751,213)	(114,466,069)	(443,422,931)
Increase (decrease)	8,966,393	$34,536,052	(7,951,699)	$(30,296,010)

Total Return Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,352,222	$64,780,324	15,845,923	$138,715,742
Reinvestment of distributions	2,471,414	21,731,092	5,167,062	45,249,490
Shares reacquired	(12,328,743)	(108,530,254)	(22,365,036)	(195,539,521)
Decrease	(2,505,107)	$(22,018,838)	(1,352,051)	$(11,574,289)

Class C Shares
Shares sold	275,385	$2,427,782	557,474	$4,885,431
Reinvestment of distributions	44,510	391,083	99,384	869,377
Shares reacquired	(491,642)	(4,319,868)	(928,360)	(8,103,883)
Decrease	(171,747)	$(1,501,003)	(271,502)	$(2,349,075)

Notes to Financial Statements (unaudited)(continued)

Total Return Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	229,431	$2,018,815	2,545,569	$22,167,347
Reinvestment of distributions	183,300	1,611,891	383,140	3,355,259
Shares reacquired	(1,077,704)	(9,499,289)	(3,004,364)	(26,189,911)
Decrease	(664,973)	$(5,868,583)	(75,655)	$(667,305)

Class F3 Shares
Shares sold	13,775,951	$121,269,658	27,458,495	$240,264,505
Reinvestment of distributions	2,882,016	25,353,747	5,583,816	48,927,494
Shares reacquired	(14,195,297)	(124,793,215)	(24,310,569)	(212,381,605)
Increase	2,462,670	$21,830,190	8,731,742	$76,810,394

Class I Shares
Shares sold	16,511,811	$145,540,080	40,184,723	$352,830,887
Reinvestment of distributions	2,618,369	23,059,076	6,131,927	53,811,498
Shares reacquired	(36,543,366)	(322,530,130)	(43,272,572)	(378,407,104)
Increase (decrease)	(17,413,186)	$(153,930,974)	3,044,078	$28,235,281

Class P Shares
Shares sold	–	$–	2	$8
Reinvestment of distributions	16	141	47	417
Shares reacquired	(4)	(29)	(1,414)	(12,414)
Increase (decrease)	12	$112	(1,365)	$(11,989)

Class R2 Shares
Shares sold	5,989	$52,682	29,101	$254,461
Reinvestment of distributions	2,663	23,400	5,500	48,139
Shares reacquired	(7,031)	(61,618)	(41,317)	(360,205)
Increase (decrease)	1,621	$14,464	(6,716)	$(57,605)

Class R3 Shares
Shares sold	185,321	$1,631,398	615,617	$5,382,152
Reinvestment of distributions	57,131	502,339	125,098	1,095,176
Shares reacquired	(260,152)	(2,294,720)	(1,078,602)	(9,412,553)
Decrease	(17,700)	$(160,983)	(337,887)	$(2,935,225)

Class R4 Shares
Shares sold	450,119	$3,967,006	1,295,428	$11,323,663
Reinvestment of distributions	46,049	404,954	95,710	838,239
Shares reacquired	(902,374)	(7,942,778)	(1,186,002)	(10,342,134)
Increase (decrease)	(406,206)	$(3,570,818)	205,136	$1,819,768

Class R5 Shares
Shares sold	415,332	$3,662,056	666,051	$5,810,224
Reinvestment of distributions	31,286	275,110	68,712	601,526
Shares reacquired	(288,007)	(2,540,370)	(715,087)	(6,222,434)
Increase	158,611	$1,396,796	19,676	$189,316

Class R6 Shares
Shares sold	3,449,307	$30,375,537	7,315,476	$63,974,843
Reinvestment of distributions	579,873	5,104,609	1,170,722	10,263,528
Shares reacquired	(4,496,153)	(39,472,282)	(8,217,581)	(71,768,760)
Increase (decrease)	(466,973)	$(3,992,136)	268,617	$2,469,611

Notes to Financial Statements (unaudited)(concluded)

Ultra Short Bond Fund	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	335,754,616	$3,370,540,760	458,850,407	$4,604,623,426
Reinvestment of distributions	14,942,784	149,944,198	25,506,698	256,055,044
Shares reacquired	(235,406,469)	(2,362,434,339)	(284,429,339)	(2,853,967,778)
Increase	115,290,931	$1,158,050,619	199,927,766	$2,006,710,692

Class A1 Shares
Shares sold	96,134	$966,527	362,711	$3,640,133
Reinvestment of distributions	21,235	213,088	40,781	409,386
Shares reacquired	(123,654)	(1,239,740)	(105,903)	(1,063,079)
Increase (decrease)	(6,285)	$(60,125)	297,589	$2,986,440

Class F Shares
Shares sold	1,232,265	$12,376,847	2,497,935	$25,066,102
Reinvestment of distributions	264,015	2,649,517	667,366	6,698,301
Shares reacquired	(2,213,301)	(22,210,457)	(6,603,594)	(66,236,407)
Decrease	(717,021)	$(7,184,093)	(3,438,293)	$(34,472,004)

Class F3 Shares
Shares sold	124,079,730	$1,245,640,023	254,516,030	$2,554,094,911
Reinvestment of distributions	7,117,705	71,424,437	12,917,228	129,660,953
Shares reacquired	(106,409,043)	(1,067,850,986)	(189,572,323)	(1,901,813,940)
Increase	24,788,392	$249,213,474	77,860,935	$781,941,924

Class I Shares
Shares sold	166,820,013	$1,674,207,172	336,161,175	$3,372,427,804
Reinvestment of distributions	9,520,864	95,541,773	19,566,177	196,397,692
Shares reacquired	(154,374,600)	(1,549,466,300)	(278,997,619)	(2,799,480,191)
Increase	21,966,277	$220,282,645	76,729,733	$769,345,305

Class R5 Shares
Shares sold	2,007	$20,197	22,276	$223,472
Reinvestment of distributions	582	5,839	1,411	14,165
Shares reacquired	(9,183)	(92,028)	(23,083)	(231,708)
Increase (decrease)	(6,594)	$(65,992)	604	$5,929

Class R6 Shares
Shares sold	3,775,212	$37,868,792	4,098,202	$41,130,668
Reinvestment of distributions	86,320	866,103	216,567	2,173,853
Shares reacquired	(3,474,028)	(34,861,954)	(5,543,667)	(55,641,732)
Increase (decrease)	387,504	$3,872,941	(1,228,898)	$(12,337,211)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

Investment Trust – Main Book

(Lord Abbett Convertible Fund, Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Short Duration Core Bond Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Total Return Fund, and Lord Abbett Ultra Short Bond Fund)

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Funds; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (for each Fund other than Convertible Fund, Income Fund, and Inflation Focused Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, risk oversight and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2025. As to Convertible Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and ten-year periods and equal to the median of the performance peer group for the five-year period. As to Core Fixed Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and five-year periods but below the median of the performance peer group for the three- and ten-year periods. As to Core Plus Bond Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods. As to Ultra Short Bond Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period and equal to the median of the performance peer group for the three-year period, but below the median of the performance peer group for the five-year period. As to Floating Rate Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three- and five-year periods but below the median of the performance peer group for the one- and ten-year periods. As to High Yield Fund, the Board observed that the Fund’s

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. As to Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three- and five-year periods and equal to the median of the performance peer group for the ten-year period, but below the median of the performance peer group for the one-year period. As to Inflation Focused Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five-, and ten-year periods. As to Short Duration Core Bond Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the five-year period and equal to the median of the performance peer group for the three-year period, but below the median of the performance peer group for the one-year period. As to Short Duration Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, five-, and ten-year periods but below the median of the performance peer group for the three-year period. As to Total Return Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period and equal to the median of the performance peer group for the five-year period, but below the median of the performance peer group for the three- and ten-year periods although the Fund outperformed its benchmark for each of these periods. For each Fund, the Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate, including changes to certain Funds’ portfolio management teams. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and strategy, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s oversight of third-party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Convertible Fund and High Yield Fund, the Board observed that the net total expense ratio and management fee of the Fund were both above the median of the expense peer group. As to Inflation Focused Fund, the Board observed that both the net total expense ratio and the management fee were equal to the median of the expense peer group. As to each other Fund, the Board observed that the net total expense ratio and the management fee were both below the peer group median. After reviewing these and related factors, the Board

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for each Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including the administrative services it provides to the Fund, and reviewed Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from any such economies of scale, and whether, where applicable, there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, noting one or more contractual breakpoints in the level of management fee for each Fund other than Ultra Short Bond Fund, and, with respect to Short Duration Core Bond Fund, the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions, including its mutual fund clients.

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett Core Plus Bond Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Inflation Focused Fund

Lord Abbett Short Duration Core Bond Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

Lord Abbett Ultra Short Bond Fund

LAIT-3 (07/26)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Financial Officer and Senior Financial Officers is attached hereto as part of EX-99. CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Douglas B. Sieg
Douglas B. Sieg President and Chief Executive Officer (Principal Executive Officer)

Date: July 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: July 28, 2026

By:	/s/ Gina Andes
Gina Andes Assistant Treasurer (Interim Principal Financial Officer)

Date: July 28, 2026